UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                         Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

William J. Fenrich, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

4th Floor

                         Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2017 to March 31, 2018

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Semi-Annual Report

March 31, 2018 (Unaudited)

AQR Large Cap Multi-Style Fund

AQR Small Cap Multi-Style Fund

AQR International Multi-Style Fund

AQR Emerging Multi-Style Fund

AQR TM Large Cap Multi-Style Fund

AQR TM Small Cap Multi-Style Fund

AQR TM International Multi-Style Fund

AQR TM Emerging Multi-Style Fund

AQR Large Cap Momentum Style Fund

AQR Small Cap Momentum Style Fund

AQR International Momentum Style Fund

AQR Emerging Momentum Style Fund

AQR TM Large Cap Momentum Style Fund

AQR TM Small Cap Momentum Style Fund

AQR TM International Momentum Style Fund

AQR Large Cap Defensive Style Fund

AQR International Defensive Style Fund

AQR Emerging Defensive Style Fund

AQR Global Equity Fund

AQR International Equity Fund

AQR Large Cap Relaxed Constraint Equity Fund

AQR Small Cap Relaxed Constraint Equity Fund

AQR International Relaxed Constraint Equity Fund

AQR Emerging Relaxed Constraint Equity Fund

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.3%

Aerospace & Defense - 4.2%
Boeing Co. (The)	58,282	$19,109,502
General Dynamics Corp.	11,539	2,548,965
Hexcel Corp.	15,496	1,000,887
Huntington Ingalls Industries, Inc.	53,274	13,731,906
Lockheed Martin Corp.	2,826	954,990
Northrop Grumman Corp.	26,078	9,104,352
Raytheon Co.	97,287	20,996,480
Spirit AeroSystems Holdings, Inc., Class A	175,389	14,680,059

		82,127,141

Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	12,956	820,115
FedEx Corp.	63,883	15,338,947

		16,159,062

Airlines - 0.8%
Delta Air Lines, Inc.	48,899	2,680,154
JetBlue Airways Corp. *	621,021	12,619,147
United Continental Holdings, Inc. *	16,573	1,151,326

		16,450,627

Auto Components - 0.7%
Adient plc	32,749	1,957,080
Lear Corp.	65,195	12,132,138

		14,089,218

Automobiles - 0.3%
General Motors Co.	70,268	2,553,539
Thor Industries, Inc.	23,965	2,760,049

		5,313,588

Banks - 6.8%
Bank of America Corp.	491,819	14,749,652
Citigroup, Inc.	206,752	13,955,760
Fifth Third Bancorp	50,022	1,588,199
JPMorgan Chase & Co.	399,396	43,921,578
PNC Financial Services Group, Inc. (The)	93,068	14,075,604
SunTrust Banks, Inc.	134,928	9,180,501
TCF Financial Corp.	60,789	1,386,597
US Bancorp	229,101	11,569,601
Wells Fargo & Co.	404,423	21,195,809

		131,623,301

Beverages - 0.7%
Constellation Brands, Inc., Class A	33,350	7,601,132
PepsiCo, Inc.	56,873	6,207,688

		13,808,820

Biotechnology - 3.6%
AbbVie, Inc.	118,783	11,242,811
Alexion Pharmaceuticals, Inc. *	12,850	1,432,261
Amgen, Inc.	49,096	8,369,886
Biogen, Inc. *	42,404	11,611,063
Celgene Corp. *	107,513	9,591,235
Exelixis, Inc. *	201,700	4,467,655
Gilead Sciences, Inc.	225,391	16,992,227

INVESTMENTS	SHARES	VALUE
Biotechnology - 3.6% (continued)
United Therapeutics Corp. *	61,238	$6,880,702

		70,587,840

Building Products - 0.6%
Owens Corning	156,206	12,558,962

Capital Markets - 2.7%
Ameriprise Financial, Inc.	70,254	10,393,377
Bank of New York Mellon Corp. (The)	111,687	5,755,231
CME Group, Inc.	70,243	11,361,103
Federated Investors, Inc., Class B	124,718	4,165,581
LPL Financial Holdings, Inc.	14,168	865,240
Morgan Stanley	13,276	716,373
MSCI, Inc.	11,103	1,659,565
S&P Global, Inc.	17,709	3,383,482
State Street Corp.	81,114	8,089,499
T. Rowe Price Group, Inc.	60,887	6,573,969

		52,963,420

Chemicals - 3.0%
Chemours Co. (The)	26,339	1,282,973
Eastman Chemical Co.	64,779	6,839,367
Huntsman Corp.	551,616	16,134,768
LyondellBasell Industries NV, Class A	274,518	29,011,062
Monsanto Co.	28,162	3,286,224
Olin Corp.	59,431	1,806,108

		58,360,502

Commercial Services & Supplies - 0.2%
Republic Services, Inc.	13,617	901,854
Rollins, Inc.	16,121	822,654
Waste Management, Inc.	33,664	2,831,816

		4,556,324

Communications Equipment - 0.9%
Arista Networks, Inc. *	4,289	1,094,982
Cisco Systems, Inc.	383,435	16,445,527

		17,540,509

Consumer Finance - 0.1%
Discover Financial Services	35,549	2,557,040

Distributors - 0.1%
LKQ Corp. *	30,523	1,158,348

Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B	1,454	875,671
H&R Block, Inc.	29,492	749,392

		1,625,063

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B *	144,246	28,774,192

Electric Utilities - 1.7%
Exelon Corp.	623,078	24,306,273
Great Plains Energy, Inc.	41,596	1,322,337
NextEra Energy, Inc.	4,011	655,116
Pinnacle West Capital Corp.	80,348	6,411,770
Xcel Energy, Inc.	27,806	1,264,617

		33,960,113

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Electrical Equipment - 0.1%
Eaton Corp. plc	13,001	$1,038,910

Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics, Inc. *	17,949	1,382,432
Coherent, Inc. *	32,064	6,008,794
FLIR Systems, Inc.	16,073	803,811
IPG Photonics Corp. *	23,892	5,575,915
Jabil, Inc.	65,036	1,868,484

		15,639,436

Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	35,655	5,182,098
AvalonBay Communities, Inc.	12,637	2,078,281
Boston Properties, Inc.	14,537	1,791,249
Crown Castle International Corp.	31,306	3,431,451
Digital Realty Trust, Inc.	58,944	6,211,519
Equinix, Inc.	7,311	3,057,021
Equity Residential	52,819	3,254,707
Essex Property Trust, Inc.	2,826	680,162
GGP, Inc.	80,952	1,656,278
Host Hotels & Resorts, Inc.	97,937	1,825,546
Prologis, Inc.	72,786	4,584,790
Public Storage	31,559	6,324,108
Realty Income Corp.	46,031	2,381,184
SBA Communications Corp. *	6,730	1,150,291
Simon Property Group, Inc.	31,280	4,828,068
Ventas, Inc.	65,952	3,266,602
Welltower, Inc.	27,691	1,507,221
Weyerhaeuser Co.	75,677	2,648,695

		55,859,271

Food & Staples Retailing - 0.8%
Walmart, Inc.	185,069	16,465,589

Food Products - 1.9%
Archer-Daniels-Midland Co.	268,754	11,655,861
Bunge Ltd.	9,706	717,662
Ingredion, Inc.	58,127	7,493,733
Pilgrim’s Pride Corp. *(a)	253,693	6,243,385
Tyson Foods, Inc., Class A	145,703	10,664,002

		36,774,643

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	16,111	965,371
Align Technology, Inc. *	12,967	3,256,403
Baxter International, Inc.	225,951	14,695,853
Danaher Corp.	53,541	5,242,199
Medtronic plc	88,396	7,091,127
Varian Medical Systems, Inc. *	12,473	1,529,814
Zimmer Biomet Holdings, Inc.	9,806	1,069,246

		33,850,013

Health Care Providers & Services - 2.7%
Aetna, Inc.	23,243	3,928,067
Anthem, Inc.	52,082	11,442,415
Centene Corp. *	15,621	1,669,416
Cigna Corp.	38,394	6,440,210
Express Scripts Holding Co. *	42,995	2,970,095
Humana, Inc.	60,450	16,250,773
LifePoint Health, Inc. *	11,738	551,686

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 2.7% (continued)
McKesson Corp.	12,663	$1,783,837
WellCare Health Plans, Inc. *	42,097	8,151,242

		53,187,741

Hotels, Restaurants & Leisure - 3.1%
Carnival Corp.	222,346	14,581,451
Darden Restaurants, Inc.	158,625	13,522,781
Hilton Grand Vacations, Inc. *	67,941	2,922,822
Las Vegas Sands Corp.	40,516	2,913,100
McDonald’s Corp.	16,798	2,626,871
Norwegian Cruise Line Holdings Ltd. *	42,118	2,230,991
Royal Caribbean Cruises Ltd.	167,791	19,755,712
Wyndham Worldwide Corp.	8,200	938,326

		59,492,054

Household Durables - 0.8%
Garmin Ltd.	22,298	1,314,021
NVR, Inc. *	295	826,000
PulteGroup, Inc.	107,188	3,160,974
Toll Brothers, Inc.	223,874	9,682,551

		14,983,546

Household Products - 0.3%
Procter & Gamble Co. (The)	78,791	6,246,550

Independent Power and Renewable Electricity Producers - 0.0% (b)
Vistra Energy Corp. *	45,975	957,659

Industrial Conglomerates - 0.1%
3M Co.	5,269	1,156,651
Honeywell International, Inc.	10,768	1,556,084

		2,712,735

Insurance - 5.4%
Aflac, Inc.	239,458	10,478,682
Allstate Corp. (The)	187,546	17,779,361
American Financial Group, Inc.	78,029	8,756,414
Assured Guaranty Ltd.	212,201	7,681,676
CNA Financial Corp.	37,971	1,873,869
Everest Re Group Ltd.	62,034	15,931,572
First American Financial Corp.	63,728	3,739,559
FNF Group	134,803	5,394,816
Old Republic International Corp.	105,071	2,253,773
Prudential Financial, Inc.	50,094	5,187,234
Reinsurance Group of America, Inc.	60,041	9,246,314
Travelers Cos., Inc. (The)	115,307	16,011,530

		104,334,800

Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. *	30,665	44,382,681
Booking Holdings, Inc. *	3,455	7,187,748
Liberty Interactive Corp. QVC Group, Class A *	129,319	3,254,959
Netflix, Inc. *	34,052	10,057,258

		64,882,646

Internet Software & Services - 6.9%
Akamai Technologies, Inc. *	120,029	8,519,658
Alphabet, Inc., Class A *	25,625	26,576,712
Alphabet, Inc., Class C *	23,268	24,007,690

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Internet Software & Services - 6.9% (continued)
eBay, Inc. *	456,312	$18,361,995
Facebook, Inc., Class A *	233,953	37,383,350
IAC/InterActiveCorp *	66,810	10,447,748
Match Group, Inc. *(a)	50,318	2,236,132
Twitter, Inc. *	152,857	4,434,381
VeriSign, Inc. *(a)	15,405	1,826,417

		133,794,083

IT Services - 3.1%
Accenture plc, Class A	54,344	8,341,804
Amdocs Ltd.	41,158	2,746,062
Booz Allen Hamilton Holding Corp.	79,748	3,087,842
Cognizant Technology Solutions Corp., Class A	94,399	7,599,119
DXC Technology Co.	28,270	2,841,983
Euronet Worldwide, Inc. *	10,739	847,522
Fiserv, Inc. *	16,082	1,146,807
Genpact Ltd.	36,204	1,158,166
International Business Machines Corp.	120,353	18,465,761
Total System Services, Inc.	76,806	6,625,286
Visa, Inc., Class A (a)	59,121	7,072,054

		59,932,406

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	50,668	3,389,689
Charles River Laboratories International, Inc. *	34,207	3,651,255
Thermo Fisher Scientific, Inc.	25,550	5,275,053
Waters Corp. *	10,342	2,054,439

		14,370,436

Machinery - 1.5%
Allison Transmission Holdings, Inc.	122,805	4,796,763
Caterpillar, Inc.	9,922	1,462,304
Cummins, Inc.	78,265	12,685,974
Ingersoll-Rand plc	23,061	1,971,946
ITT, Inc.	23,277	1,140,108
Oshkosh Corp.	85,049	6,571,736
Trinity Industries, Inc.	24,673	805,080

		29,433,911

Media - 1.9%
Comcast Corp., Class A	361,591	12,355,565
John Wiley & Sons, Inc., Class A	33,392	2,127,070
Lions Gate Entertainment Corp., Class A	21,064	544,083
Time Warner, Inc.	54,921	5,194,428
Twenty-First Century Fox, Inc., Class A	75,076	2,754,539
Viacom, Inc., Class B	57,238	1,777,812
Walt Disney Co. (The)	117,625	11,814,255

		36,567,752

Metals & Mining - 0.6%
Alcoa Corp. *	212,325	9,546,132
Freeport-McMoRan, Inc. *	118,153	2,075,948
Reliance Steel & Aluminum Co.	6,533	560,140

		12,182,220

INVESTMENTS	SHARES	VALUE
Multiline Retail - 0.9%
Kohl’s Corp.	121,625	$7,967,654
Target Corp.	133,805	9,290,081

		17,257,735

Multi-Utilities - 2.1%
Ameren Corp.	265,955	15,061,032
Consolidated Edison, Inc.	194,932	15,193,000
DTE Energy Co.	73,953	7,720,693
Public Service Enterprise Group, Inc.	45,203	2,270,999

		40,245,724

Oil, Gas & Consumable Fuels - 2.1%
CNX Resources Corp. *	134,827	2,080,381
CONSOL Energy, Inc. *	22,903	663,500
HollyFrontier Corp.	189,079	9,238,400
Marathon Petroleum Corp.	72,926	5,331,620
PBF Energy, Inc., Class A	269,267	9,128,151
Pioneer Natural Resources Co.	10,426	1,790,978
Southwestern Energy Co. *	344,895	1,493,395
Valero Energy Corp.	114,609	10,632,277

		40,358,702

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The), Class A	79,747	11,939,721
Nu Skin Enterprises, Inc., Class A	10,808	796,657

		12,736,378

Pharmaceuticals - 2.3%
Johnson & Johnson	188,263	24,125,904
Mylan NV *	86,253	3,551,036
Pfizer, Inc.	495,386	17,581,249

		45,258,189

Professional Services - 0.4%
ManpowerGroup, Inc.	34,372	3,956,217
Robert Half International, Inc.	53,811	3,115,119

		7,071,336

Road & Rail - 0.2%
Norfolk Southern Corp.	4,863	660,298
Union Pacific Corp.	25,419	3,417,076

		4,077,374

Semiconductors & Semiconductor Equipment - 6.4%
Applied Materials, Inc.	177,866	9,891,128
First Solar, Inc. *	35,816	2,542,220
Intel Corp.	613,542	31,953,267
Lam Research Corp.	69,716	14,163,503
Marvell Technology Group Ltd.	144,024	3,024,504
Micron Technology, Inc. *	576,309	30,048,751
NVIDIA Corp.	4,292	993,984
ON Semiconductor Corp. *	292,504	7,154,648
Qorvo, Inc. *	55,110	3,882,500
Skyworks Solutions, Inc.	81,816	8,202,872
Texas Instruments, Inc.	113,603	11,802,216

		123,659,593

Software - 5.2%
Activision Blizzard, Inc.	149,490	10,084,595
Adobe Systems, Inc. *	23,017	4,973,513

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 5.2% (continued)
CA, Inc.	48,627	$1,648,455
Cadence Design Systems, Inc. *	19,993	735,143
Dell Technologies, Inc., Class V *	15,896	1,163,746
Electronic Arts, Inc. *	32,220	3,906,353
Manhattan Associates, Inc. *	58,404	2,445,960
Microsoft Corp.	519,196	47,387,019
Oracle Corp.	367,823	16,827,902
VMware, Inc., Class A *(a)	91,469	11,092,446

		100,265,132

Specialty Retail - 2.4%
Best Buy Co., Inc.	266,440	18,648,135
Gap, Inc. (The)	122,904	3,834,605
Home Depot, Inc. (The)	59,941	10,683,884
Signet Jewelers Ltd.	159,654	6,149,872
Williams-Sonoma, Inc. (a)	141,137	7,446,388

		46,762,884

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	403,899	67,766,174
HP, Inc.	263,173	5,768,752
Western Digital Corp.	211,072	19,475,614

		93,010,540

Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc.	29,960	3,118,836
Michael Kors Holdings Ltd. *	169,880	10,546,150
Ralph Lauren Corp.	13,032	1,456,978
Skechers U.S.A., Inc., Class A *	89,294	3,472,644

		18,594,608

Thrifts & Mortgage Finance - 0.0% (b)
New York Community Bancorp, Inc.	31,509	410,562

Tobacco - 0.9%
Altria Group, Inc.	127,125	7,922,430
Philip Morris International, Inc.	100,862	10,025,683

		17,948,113

Trading Companies & Distributors - 0.5%
Air Lease Corp.	77,231	3,291,585
United Rentals, Inc. *	35,332	6,102,897

		9,394,482

Transportation Infrastructure - 0.0% (b)
Macquarie Infrastructure Corp.	14,016	517,611

TOTAL COMMON STOCKS (Cost $1,529,203,514)		1,894,489,434

SHORT-TERM INVESTMENTS - 2.5%

Investment Companies - 2.5%
Limited Purpose Cash Investment Fund, 1.53% (2)(c) (Cost $49,058,363)	49,069,578	49,059,765

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 0.5%

Investment Companies - 0.5%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55% (2)(c)(d)	1,142,231	$1,142,231
Limited Purpose Cash Investment Fund 1.53% (2)(c)(d)	8,537,236	8,537,236

TOTAL SECURITIES LENDING COLLATERAL (Cost $9,679,467)		9,679,467

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.3% (Cost $1,587,941,344)		1,953,228,666

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)% (e)		(6,323,456)

NET ASSETS - 100.0%		$1,946,905,210

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$280,727,442	14.4%
Consumer Staples	103,980,093	5.3
Energy	40,358,702	2.1
Financials	320,663,315	16.5
Health Care	217,254,219	11.2
Industrials	186,098,476	9.5
Information Technology	543,841,699	27.9
Materials	70,542,721	3.6
Real Estate	55,859,271	2.9
Utilities	75,163,496	3.9
Short-Term Investments	49,059,765	2.5
Securities Lending Collateral	9,679,467	0.5

Total Investments In Securities At Value	1,953,228,666	100.3
Liabilities in Excess of Other Assets (e)	(6,323,456)	(0.3)

Net Assets	$1,946,905,210	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $16,591,928.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $7,011,684 was received (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	260	6/2018	USD	$34,359,000	$(1,809,297)

					$(1,809,297)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$3,928,426	$3,928,426

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.2%

Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	21,437	$2,895,496
Ducommun, Inc. *	7,005	212,812
Esterline Technologies Corp. *	22,805	1,668,186
Moog, Inc., Class A *	17,130	1,411,683
National Presto Industries, Inc. (a)	9,278	869,812
Vectrus, Inc. *	53,141	1,978,971

		9,036,960

Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. *	46,125	1,075,635
Atlas Air Worldwide Holdings, Inc. *	19,023	1,149,941
Forward Air Corp.	3,848	203,405
Hub Group, Inc., Class A *	39,518	1,653,828

		4,082,809

Airlines - 0.4%
Allegiant Travel Co.	5,157	889,840
Hawaiian Holdings, Inc.	18,265	706,856
SkyWest, Inc.	18,911	1,028,758

		2,625,454

Auto Components - 2.4%
American Axle & Manufacturing Holdings, Inc. *	207,998	3,165,730
Cooper Tire & Rubber Co.	60,077	1,760,256
Cooper-Standard Holdings, Inc. *	41,855	5,140,213
Dana, Inc.	109,204	2,813,095
Standard Motor Products, Inc.	6,733	320,289
Stoneridge, Inc. *	60,363	1,666,019
Superior Industries International, Inc.	15,415	205,019
Tenneco, Inc.	13,221	725,436
Tower International, Inc.	39,931	1,108,085

		16,904,142

Automobiles - 0.1%
Winnebago Industries, Inc.	21,124	794,262

Banks - 6.7%
1st Source Corp.	11,573	585,825
Ameris Bancorp	7,397	391,301
BancFirst Corp.	3,995	212,135
BancorpSouth Bank	11,896	378,293
Berkshire Hills Bancorp, Inc.	9,190	348,761
Brookline Bancorp, Inc.	63,300	1,025,460
Cathay General Bancorp	61,195	2,446,576
CenterState Bank Corp.	7,390	196,057
City Holding Co.	4,496	308,246
Columbia Banking System, Inc.	11,281	473,238
Community Trust Bancorp, Inc.	5,693	257,324
Customers Bancorp, Inc. *	25,088	731,315
Eagle Bancorp, Inc. *	23,923	1,431,792
Enterprise Financial Services Corp.	23,785	1,115,517
FCB Financial Holdings, Inc., Class A *	5,256	268,582
Fidelity Southern Corp.	34,506	796,053
First Busey Corp.	8,773	260,734
First Citizens BancShares, Inc., Class A	7,518	3,106,738
First Financial Bancorp	30,642	899,343
First Financial Corp.	4,248	176,717

INVESTMENTS	SHARES	VALUE

Banks - 6.7% (continued)
First Interstate BancSystem, Inc., Class A	50,937	$2,014,558
First Merchants Corp.	53,707	2,239,582
Flushing Financial Corp.	14,191	382,589
Fulton Financial Corp.	119,260	2,116,865
Glacier Bancorp, Inc.	5,511	211,512
Great Southern Bancorp, Inc.	13,038	651,248
Great Western Bancorp, Inc.	95,512	3,846,268
Hancock Holding Co.	42,243	2,183,963
Hanmi Financial Corp.	8,975	275,981
Heartland Financial USA, Inc.	21,321	1,131,079
Heritage Financial Corp.	7,292	223,135
Hilltop Holdings, Inc.	14,902	349,601
Hope Bancorp, Inc.	12,023	218,698
Independent Bank Corp./MA	7,779	556,587
International Bancshares Corp.	51,702	2,011,208
LegacyTexas Financial Group, Inc.	11,526	493,543
MB Financial, Inc.	28,531	1,154,935
Midland States Bancorp, Inc.	7,041	222,214
NBT Bancorp, Inc.	27,750	984,570
Old National Bancorp	17,158	289,970
Preferred Bank	3,693	237,091
Renasant Corp.	12,299	523,445
S&T Bancorp, Inc.	6,068	242,356
Sandy Spring Bancorp, Inc.	7,575	293,607
ServisFirst Bancshares, Inc.	56,399	2,302,207
Simmons First National Corp., Class A	16,606	472,441
Stock Yards Bancorp, Inc.	6,968	244,577
Tompkins Financial Corp.	2,852	216,068
TriCo Bancshares	6,437	239,585
Trustmark Corp.	25,273	787,507
UMB Financial Corp.	2,724	197,190
Umpqua Holdings Corp.	10,091	216,048
Union Bankshares Corp.	7,445	273,306
WesBanco, Inc.	10,918	461,831
Wintrust Financial Corp.	33,616	2,892,657

		46,568,029

Beverages - 2.0%
Boston Beer Co., Inc. (The), Class A *	22,400	4,234,720
Coca-Cola Bottling Co. Consolidated	10,103	1,744,485
MGP Ingredients, Inc.	29,419	2,635,648
National Beverage Corp. (a)	58,933	5,246,216

		13,861,069

Biotechnology - 5.9%
Acorda Therapeutics, Inc. *	37,309	882,358
Amicus Therapeutics, Inc. *	61,340	922,554
AnaptysBio, Inc. *	6,001	624,584
Array BioPharma, Inc. *	62,800	1,024,896
Avexis, Inc. *	5,891	728,010
BioSpecifics Technologies Corp. *	17,088	757,682
Bluebird Bio, Inc. *	13,839	2,363,009
Blueprint Medicines Corp. *	7,284	667,943
Calithera Biosciences, Inc. *	166,211	1,047,129
Clovis Oncology, Inc. *	15,212	803,193
Conatus Pharmaceuticals, Inc. *	129,965	762,894
Concert Pharmaceuticals, Inc. *	25,586	585,919
Eagle Pharmaceuticals, Inc. *(a)	36,914	1,944,999
Emergent BioSolutions, Inc. *	94,830	4,992,799

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 5.9% (continued)
Enanta Pharmaceuticals, Inc. *	11,296	$913,959
Esperion Therapeutics, Inc. *	5,490	397,092
Exact Sciences Corp. *	60,179	2,427,019
FibroGen, Inc. *	9,259	427,766
Foundation Medicine, Inc. *	4,673	367,999
Global Blood Therapeutics, Inc. *	3,591	173,445
Halozyme Therapeutics, Inc. *	44,786	877,358
Insmed, Inc. *	27,807	626,214
Ligand Pharmaceuticals, Inc. *	2,324	383,832
Loxo Oncology, Inc. *	2,252	259,813
Myriad Genetics, Inc. *	88,029	2,601,257
PDL BioPharma, Inc. *	849,902	2,498,712
Portola Pharmaceuticals, Inc. *	18,850	615,641
Prothena Corp. plc (Ireland) *	14,289	524,549
Puma Biotechnology, Inc. *	10,780	733,579
Repligen Corp. *	79,419	2,873,379
Sage Therapeutics, Inc. *	16,438	2,647,669
Sarepta Therapeutics, Inc. *	23,120	1,712,961
Spectrum Pharmaceuticals, Inc. *	83,548	1,344,287
Versartis, Inc. *	135,392	223,397
Xencor, Inc. *	6,917	207,372

		40,945,269

Building Products - 1.6%
American Woodmark Corp. *	12,388	1,219,599
Apogee Enterprises, Inc.	48,814	2,116,087
Builders FirstSource, Inc. *	100,638	1,996,658
Continental Building Products, Inc. *	10,526	300,517
Insteel Industries, Inc.	10,613	293,237
JELD-WEN Holding, Inc. *	21,871	669,690
Patrick Industries, Inc. *	25,841	1,598,266
Ply Gem Holdings, Inc. *	14,505	313,308
Universal Forest Products, Inc.	80,385	2,608,493

		11,115,855

Capital Markets - 1.2%
Cohen & Steers, Inc.	29,131	1,184,466
Evercore, Inc., Class A	15,112	1,317,766
INTL. FCStone, Inc. *	10,795	460,731
Stifel Financial Corp.	39,372	2,332,004
Waddell & Reed Financial, Inc., Class A (a)	162,250	3,279,073

		8,574,040

Chemicals - 2.1%
AdvanSix, Inc. *	44,194	1,537,067
American Vanguard Corp.	14,006	282,921
FutureFuel Corp.	40,167	481,602
Ingevity Corp. *	16,064	1,183,756
Innospec, Inc.	12,681	869,917
Kronos Worldwide, Inc.	114,558	2,589,011
Rayonier Advanced Materials, Inc.	11,265	241,860
Stepan Co.	29,730	2,472,942
Trinseo SA	63,364	4,692,104
Tronox Ltd., Class A	30,171	556,353

		14,907,533

Commercial Services & Supplies - 1.7%
ACCO Brands Corp.	125,497	1,574,987
Brink’s Co. (The)	16,181	1,154,514

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - 1.7% (continued)
Deluxe Corp.	27,178	$2,011,444
Ennis, Inc.	80,841	1,592,568
Herman Miller, Inc.	34,495	1,102,115
HNI Corp.	12,357	445,964
Hudson Technologies, Inc. *(a)	143,786	710,303
Interface, Inc.	32,433	817,312
Kimball International, Inc., Class B	34,022	579,735
Quad/Graphics, Inc.	16,031	406,386
Steelcase, Inc., Class A	43,352	589,587
UniFirst Corp.	2,122	343,021
Viad Corp.	6,389	335,103

		11,663,039

Communications Equipment - 0.4%
Applied Optoelectronics, Inc. *(a)	78,338	1,963,150
Oclaro, Inc. *(a)	65,989	630,855
Ubiquiti Networks, Inc. *(a)	4,727	325,218

		2,919,223

Construction & Engineering - 1.4%
Argan, Inc.	46,579	2,000,568
Comfort Systems USA, Inc.	13,206	544,747
Dycom Industries, Inc. *	13,922	1,498,425
EMCOR Group, Inc.	60,662	4,727,390
MasTec, Inc. *	5,660	266,303
MYR Group, Inc. *	8,879	273,651
Primoris Services Corp.	9,613	240,133

		9,551,217

Construction Materials - 0.2%
Summit Materials, Inc., Class A *	30,932	936,621
US Concrete, Inc. *(a)	5,720	345,488

		1,282,109

Consumer Finance - 1.3%
EZCORP, Inc., Class A *	15,530	204,996
FirstCash, Inc.	16,723	1,358,744
Green Dot Corp., Class A *	52,472	3,366,604
LendingClub Corp. *	99,578	348,523
Nelnet, Inc., Class A	34,228	1,793,889
PRA Group, Inc. *(a)	6,059	230,242
Regional Management Corp. *	14,092	448,689
World Acceptance Corp. *	15,565	1,638,995

		9,390,682

Distributors - 0.1%
Core-Mark Holding Co., Inc.	17,918	380,937

Diversified Consumer Services - 2.5%
Adtalem Global Education, Inc. *	123,381	5,866,767
American Public Education, Inc. *	51,568	2,217,424
Capella Education Co.	7,114	621,408
Career Education Corp. *	27,559	362,125
Grand Canyon Education, Inc. *	50,895	5,339,903
K12, Inc. *	29,083	412,397
Weight Watchers International, Inc. *	40,714	2,594,296

		17,414,320

Diversified Telecommunication Services - 0.1%
IDT Corp., Class B *	19,870	124,585

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Diversified Telecommunication Services - 0.1% (continued)
Vonage Holdings Corp. *	26,071	$277,656

		402,241

Electric Utilities - 0.2%
Spark Energy, Inc., Class A (a)	112,691	1,335,388

Electrical Equipment - 0.3%
Encore Wire Corp.	5,209	295,350
Sunrun, Inc. *(a)	170,559	1,523,092

		1,818,442

Electronic Equipment, Instruments & Components - 2.3%
AVX Corp.	32,451	537,064
Benchmark Electronics, Inc.	28,300	844,755
Control4 Corp. *	21,404	459,758
CTS Corp.	9,383	255,217
Electro Scientific Industries, Inc. *	53,623	1,036,532
ePlus, Inc. *	21,751	1,690,053
Insight Enterprises, Inc. *	11,885	415,143
KEMET Corp. *	78,372	1,420,884
Kimball Electronics, Inc. *	12,701	205,121
Methode Electronics, Inc.	56,927	2,225,846
PCM, Inc. *	30,311	251,581
Plexus Corp. *	13,071	780,731
Rogers Corp. *	10,053	1,201,736
Sanmina Corp. *	37,828	989,202
Tech Data Corp. *	14,708	1,252,092
TTM Technologies, Inc. *	100,254	1,532,884
Vishay Intertechnology, Inc.	46,171	858,781

		15,957,380

Energy Equipment & Services - 0.5%
Exterran Corp. *	10,619	283,527
Fairmount Santrol Holdings, Inc. *(a)	178,187	757,295
Matrix Service Co. *	22,679	310,702
McDermott International, Inc. *	139,273	848,173
Newpark Resources, Inc. *	31,134	252,185
Smart Sand, Inc. *(a)	26,449	153,933
US Silica Holdings, Inc. (a)	43,088	1,099,606

		3,705,421

Equity Real Estate Investment Trusts (REITs) - 5.5%
Acadia Realty Trust	22,872	562,651
Agree Realty Corp.	28,285	1,358,811
Alexander & Baldwin, Inc.	24,690	571,080
American Assets Trust, Inc.	13,359	446,324
CareTrust REIT, Inc.	20,459	274,151
Chesapeake Lodging Trust	23,409	651,004
Cousins Properties, Inc.	152,602	1,324,585
DiamondRock Hospitality Co.	98,561	1,028,977
EastGroup Properties, Inc.	8,424	696,328
Education Realty Trust, Inc.	29,191	956,005
First Industrial Realty Trust, Inc.	50,404	1,473,309
Four Corners Property Trust, Inc.	50,568	1,167,615
Franklin Street Properties Corp.	32,560	273,830
GEO Group, Inc. (The)	52,351	1,071,625
Global Net Lease, Inc.	21,603	364,659
Government Properties Income Trust	27,835	380,226
Gramercy Property Trust	53,933	1,171,964
Healthcare Realty Trust, Inc.	49,334	1,367,045

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 5.5% (continued)
Kite Realty Group Trust	29,359	$447,138
LaSalle Hotel Properties	47,297	1,372,086
Lexington Realty Trust	86,129	677,835
LTC Properties, Inc.	15,264	580,032
Mack-Cali Realty Corp.	57,265	956,898
Monmouth Real Estate Investment Corp.	74,001	1,112,975
National Health Investors, Inc.	12,852	864,811
Pebblebrook Hotel Trust	32,404	1,113,077
Physicians Realty Trust	48,583	756,437
PotlatchDeltic Corp.	15,775	821,089
PS Business Parks, Inc.	4,743	536,149
QTS Realty Trust, Inc., Class A	20,958	759,099
Quality Care Properties, Inc. *	30,174	586,281
Ramco-Gershenson Properties Trust	3,016	37,278
Retail Opportunity Investments Corp.	31,613	558,602
Rexford Industrial Realty, Inc.	45,584	1,312,363
RLJ Lodging Trust	56,430	1,096,999
Ryman Hospitality Properties, Inc.	19,404	1,502,840
Sabra Health Care REIT, Inc.	71,436	1,260,845
Select Income REIT	28,994	564,803
STAG Industrial, Inc.	23,309	557,551
Summit Hotel Properties, Inc.	66,119	899,880
Sunstone Hotel Investors, Inc.	92,362	1,405,750
Terreno Realty Corp.	31,022	1,070,569
Universal Health Realty Income Trust	1,716	103,132
Urban Edge Properties	37,635	803,507
Washington Prime Group, Inc. (a)	62,209	414,934
Washington REIT	15,381	419,901
Xenia Hotels & Resorts, Inc.	39,930	787,420

		38,520,470

Food & Staples Retailing - 0.3%
Ingles Markets, Inc., Class A	39,485	1,336,567
Weis Markets, Inc.	13,683	560,730

		1,897,297

Food Products - 0.9%
John B Sanfilippo & Son, Inc.	25,234	1,460,292
Sanderson Farms, Inc.	43,548	5,183,083

		6,643,375

Gas Utilities - 0.4%
ONE Gas, Inc.	6,300	415,926
Southwest Gas Holdings, Inc. *	8,978	607,182
WGL Holdings, Inc.	19,538	1,634,354

		2,657,462

Health Care Equipment & Supplies - 2.4%
Anika Therapeutics, Inc. *	21,389	1,063,461
Globus Medical, Inc., Class A *	114,056	5,682,270
Haemonetics Corp. *	15,259	1,116,348
Inogen, Inc. *	6,997	859,512
iRadimed Corp. *(a)	17,186	242,323
Lantheus Holdings, Inc. *	126,920	2,018,028
LeMaitre Vascular, Inc.	8,505	308,136
Masimo Corp. *	32,671	2,873,414
Merit Medical Systems, Inc. *	24,507	1,111,392
NuVasive, Inc. *	4,189	218,708
NxStage Medical, Inc. *	25,100	623,986

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 2.4% (continued)
Pulse Biosciences, Inc. *(a)	28,874	$390,665

		16,508,243

Health Care Providers & Services - 2.4%
Amedisys, Inc. *	13,024	785,868
AMN Healthcare Services, Inc. *	82,987	4,709,512
Chemed Corp.	12,285	3,352,085
Cross Country Healthcare, Inc. *	19,538	217,067
Diplomat Pharmacy, Inc. *(a)	69,101	1,392,385
Magellan Health, Inc. *	2,070	221,697
Molina Healthcare, Inc. *	30,657	2,488,735
Select Medical Holdings Corp. *	11,331	195,460
Tivity Health, Inc. *	45,553	1,806,177
Triple-S Management Corp., Class B *	51,696	1,351,334

		16,520,320

Hotels, Restaurants & Leisure - 2.0%
Bloomin’ Brands, Inc.	45,367	1,101,511
Brinker International, Inc. (a)	29,340	1,059,174
Carrols Restaurant Group, Inc. *	20,133	225,490
Cheesecake Factory, Inc. (The) (a)	20,948	1,010,113
Dave & Buster’s Entertainment, Inc. *	54,484	2,274,162
Denny’s Corp. *	18,705	288,618
Marcus Corp. (The)	8,173	248,050
Marriott Vacations Worldwide Corp.	21,967	2,926,004
Penn National Gaming, Inc. *	78,191	2,053,296
Red Robin Gourmet Burgers, Inc. *	19,953	1,157,274
Ruth’s Hospitality Group, Inc.	50,342	1,230,862
Sonic Corp. (a)	14,911	376,204

		13,950,758

Household Durables - 2.1%
Bassett Furniture Industries, Inc.	9,753	296,004
Beazer Homes USA, Inc. *	30,372	484,433
Flexsteel Industries, Inc.	14,703	581,945
Hooker Furniture Corp.	43,853	1,609,405
iRobot Corp. *(a)	7,575	486,239
KB Home	81,663	2,323,312
La-Z-Boy, Inc.	93,188	2,790,981
LGI Homes, Inc. *(a)	5,417	382,278
Libbey, Inc.	35,298	172,607
MDC Holdings, Inc.	68,521	1,913,106
Meritage Homes Corp. *	18,809	851,107
Taylor Morrison Home Corp., Class A *	39,569	921,166
TopBuild Corp. *	16,897	1,292,959
TRI Pointe Group, Inc. *	21,244	349,039
ZAGG, Inc. *	42,536	518,939

		14,973,520

Insurance - 5.3%
American Equity Investment Life Holding Co.	109,123	3,203,851
CNO Financial Group, Inc.	142,960	3,097,943
Employers Holdings, Inc.	86,393	3,494,597
FBL Financial Group, Inc., Class A	7,913	548,767
Genworth Financial, Inc., Class A *	280,193	792,946
Heritage Insurance Holdings, Inc. (a)	50,332	763,033
Horace Mann Educators Corp.	26,522	1,133,815
Kemper Corp.	3,520	200,640
National General Holdings Corp.	11,538	280,489

INVESTMENTS	SHARES	VALUE
Insurance - 5.3% (continued)
National Western Life Group, Inc., Class A	6,687	$2,038,733
Navigators Group, Inc. (The)	7,063	407,182
Primerica, Inc.	75,542	7,297,357
Selective Insurance Group, Inc.	73,984	4,490,829
Third Point Reinsurance Ltd. *	135,095	1,884,575
Trupanion, Inc. *	26,028	777,977
United Fire Group, Inc.	6,018	288,021
Universal Insurance Holdings, Inc.	198,092	6,319,135

		37,019,890

Internet & Direct Marketing Retail - 1.1%
1-800-Flowers.com, Inc., Class A *	92,467	1,091,111
Groupon, Inc. *	595,891	2,586,167
Nutrisystem, Inc.	79,451	2,141,204
PetMed Express, Inc. (a)	41,687	1,740,432
Shutterfly, Inc. *	5,680	461,500

		8,020,414

Internet Software & Services - 3.1%
Alarm.com Holdings, Inc. *(a)	23,068	870,586
Appfolio, Inc., Class A *	5,612	229,250
Blucora, Inc. *	21,406	526,587
Brightcove, Inc. *	33,139	230,316
Care.com, Inc. *	18,767	305,339
Cars.com, Inc. *	23,731	672,299
Etsy, Inc. *	58,979	1,654,951
GrubHub, Inc. *	51,863	5,262,539
j2 Global, Inc.	33,923	2,677,203
Meet Group, Inc. (The) *	300,817	628,707
NIC, Inc.	44,632	593,606
Shutterstock, Inc. *	21,184	1,020,010
Stamps.com, Inc. *	21,410	4,304,480
Trade Desk, Inc. (The), Class A *	4,123	204,583
TrueCar, Inc. *(a)	35,484	335,679
Web.com Group, Inc. *	12,396	224,368
Yelp, Inc. *	38,189	1,594,391

		21,334,894

IT Services - 1.5%
CACI International, Inc., Class A *	5,392	816,079
Convergys Corp.	97,362	2,202,328
CSG Systems International, Inc.	9,537	431,931
Hackett Group, Inc. (The)	49,331	792,256
MAXIMUS, Inc.	22,401	1,495,043
Perficient, Inc. *	12,894	295,530
Sykes Enterprises, Inc. *	72,637	2,102,115
Syntel, Inc. *	62,715	1,601,114
Travelport Worldwide Ltd.	29,265	478,190
TTEC Holdings, Inc.	20,618	632,973

		10,847,559

Leisure Products - 0.3%
Nautilus, Inc. *	94,993	1,277,656
Sturm Ruger & Co., Inc. (a)	15,032	789,180

		2,066,836

Life Sciences Tools & Services - 0.1%
Cambrex Corp. *	14,421	754,218

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Machinery - 3.2%
Alamo Group, Inc.	27,873	$3,063,243
American Railcar Industries, Inc. (a)	6,872	257,081
Astec Industries, Inc.	24,413	1,347,109
Barnes Group, Inc.	43,723	2,618,570
Columbus McKinnon Corp.	25,737	922,414
Douglas Dynamics, Inc.	7,816	338,824
EnPro Industries, Inc.	4,355	336,990
Global Brass & Copper Holdings, Inc.	22,254	744,396
Greenbrier Cos., Inc. (The) (a)	66,794	3,356,398
Harsco Corp. *	11,927	246,293
Hyster-Yale Materials Handling, Inc.	6,572	459,580
Kadant, Inc.	8,445	798,052
Kennametal, Inc.	5,047	202,688
Lydall, Inc. *	12,443	600,375
Meritor, Inc. *	254,707	5,236,776
Proto Labs, Inc. *	2,386	280,474
Standex International Corp.	2,962	282,427
Wabash National Corp.	65,639	1,365,948

		22,457,638

Media - 1.3%
Entravision Communications Corp., Class A	286,757	1,347,758
Gannett Co., Inc.	154,683	1,543,736
GCI Liberty, Inc., Class A *	8,592	454,173
Gray Television, Inc. *	193,295	2,454,846
MSG Networks, Inc., Class A *	83,625	1,889,925
New York Times Co. (The), Class A	27,456	661,690
Scholastic Corp.	16,215	629,791

		8,981,919

Metals & Mining - 0.2%
Cleveland-Cliffs, Inc. *	185,780	1,291,171
Ryerson Holding Corp. *	26,758	218,078

		1,509,249

Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Apollo Commercial Real Estate Finance, Inc.	65,268	1,173,519
Capstead Mortgage Corp.	65,148	563,530
CYS Investments, Inc.	166,414	1,118,302
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	21,023	409,948
Invesco Mortgage Capital, Inc.	94,224	1,543,389
PennyMac Mortgage Investment Trust	9,820	177,055
Redwood Trust, Inc.	79,131	1,224,157

		6,209,900

Multiline Retail - 0.1%
Big Lots, Inc. (a)	12,960	564,149
Dillard’s, Inc., Class A (a)	4,562	366,511

		930,660

Multi-Utilities - 0.4%
Avista Corp.	25,054	1,284,017
Black Hills Corp. (a)	15,062	817,867
NorthWestern Corp.	18,706	1,006,383

		3,108,267

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 0.9%
Arch Coal, Inc., Class A	38,311	$3,520,015
Jones Energy, Inc., Class A *(a)	18,254	14,603
Peabody Energy Corp.	29,511	1,077,151
Renewable Energy Group, Inc. *	26,864	343,859
REX American Resources Corp. *	9,642	701,938
SandRidge Energy, Inc. *	47,707	692,229

		6,349,795

Paper & Forest Products - 1.3%
Boise Cascade Co.	59,955	2,314,263
KapStone Paper and Packaging Corp.	28,396	974,267
Louisiana-Pacific Corp.	174,627	5,024,019
PH Glatfelter Co.	12,263	251,759
Verso Corp., Class A *	44,488	749,178

		9,313,486

Personal Products - 0.8%
Natural Health Trends Corp. (a)	50,959	968,731
USANA Health Sciences, Inc. *	53,849	4,625,629

		5,594,360

Pharmaceuticals - 3.0%
Amphastar Pharmaceuticals, Inc. *	12,006	225,113
ANI Pharmaceuticals, Inc. *	6,188	360,265
Catalent, Inc. *	63,899	2,623,693
Corcept Therapeutics, Inc. *(a)	129,962	2,137,875
Horizon Pharma plc *	28,174	400,071
Innoviva, Inc. *(a)	89,405	1,490,381
Lannett Co., Inc. *(a)	91,965	1,476,038
MyoKardia, Inc. *	10,937	533,726
Nektar Therapeutics *	62,847	6,678,122
Omeros Corp. *(a)	30,308	338,540
Pacira Pharmaceuticals, Inc. *	26,625	829,369
Phibro Animal Health Corp., Class A	30,159	1,197,312
Supernus Pharmaceuticals, Inc. *	53,583	2,454,102

		20,744,607

Professional Services - 1.9%
Barrett Business Services, Inc.	24,477	2,028,654
CBIZ, Inc. *	17,515	319,649
ICF International, Inc.	15,268	892,415
Insperity, Inc.	64,952	4,517,412
Kelly Services, Inc., Class A	42,296	1,228,276
Korn/Ferry International	20,617	1,063,631
Mistras Group, Inc. *	12,818	242,773
On Assignment, Inc. *	14,529	1,189,634
RPX Corp.	34,051	364,005
TrueBlue, Inc. *	45,588	1,180,729
Willdan Group, Inc. *	11,427	323,955

		13,351,133

Real Estate Management & Development - 0.2%
HFF, Inc., Class A	34,449	1,712,115
Rafael Holdings, Inc., Class B *	9,935	48,185

		1,760,300

Road & Rail - 1.2%
ArcBest Corp.	13,269	425,271
Avis Budget Group, Inc. *(a)	44,909	2,103,538
Knight-Swift Transportation Holdings, Inc.	27,645	1,271,946

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Road & Rail - 1.2% (continued)
Roadrunner Transportation Systems, Inc. *	10,469	$26,591
Saia, Inc. *	47,101	3,539,640
Werner Enterprises, Inc.	27,287	995,976

		8,362,962

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries, Inc. *	44,599	2,849,876
Alpha & Omega Semiconductor Ltd. *	22,761	351,657
Amkor Technology, Inc. *	315,633	3,197,362
AXT, Inc. *	29,038	210,526
Brooks Automation, Inc.	55,961	1,515,424
Cabot Microelectronics Corp.	25,864	2,770,293
Cirrus Logic, Inc. *	91,351	3,711,591
Entegris, Inc.	111,390	3,876,372
Ichor Holdings Ltd. *(a)	34,630	838,392
Integrated Device Technology, Inc. *	19,306	589,991
MKS Instruments, Inc.	29,473	3,408,553
Photronics, Inc. *	31,335	258,514
Rudolph Technologies, Inc. *	41,153	1,139,938
Silicon Laboratories, Inc. *	6,022	541,378
SunPower Corp. *(a)	48,715	388,746
Synaptics, Inc. *	33,380	1,526,467
Ultra Clean Holdings, Inc. *	83,823	1,613,593

		28,788,673

Software - 3.6%
ACI Worldwide, Inc. *	21,507	510,146
Aspen Technology, Inc. *	19,822	1,563,758
Blackbaud, Inc.	22,624	2,303,349
Callidus Software, Inc. *	22,235	799,348
Ebix, Inc. (a)	40,451	3,013,599
Ellie Mae, Inc. *	7,602	698,928
Fair Isaac Corp. *	19,522	3,306,441
Imperva, Inc. *	9,613	416,243
Mitek Systems, Inc. *	76,542	566,411
Paycom Software, Inc. *(a)	22,146	2,378,259
Pegasystems, Inc.	47,498	2,880,754
Progress Software Corp.	33,203	1,276,655
Qualys, Inc. *	31,399	2,284,277
RingCentral, Inc., Class A *	24,101	1,530,413
Synchronoss Technologies, Inc. *	41,190	434,555
Verint Systems, Inc. *	26,061	1,110,199
Zix Corp. *	86,552	369,577

		25,442,912

Specialty Retail - 2.8%
Aaron’s, Inc.	5,129	239,011
American Eagle Outfitters, Inc.	11,814	235,453
Asbury Automotive Group, Inc. *	9,714	655,695
Buckle, Inc. (The) (a)	59,473	1,317,327
Caleres, Inc.	39,738	1,335,197
Chico’s FAS, Inc.	118,951	1,075,317
Children’s Place, Inc. (The)	29,541	3,995,420
Citi Trends, Inc.	14,670	453,450
DSW, Inc., Class A	34,234	768,896
Finish Line, Inc. (The), Class A (a)	152,260	2,061,600
Five Below, Inc. *	13,527	992,070
Francesca’s Holdings Corp. *	93,919	450,811
Genesco, Inc. *	10,233	415,460
Group 1 Automotive, Inc.	13,337	871,440

INVESTMENTS	SHARES	VALUE
Specialty Retail - 2.8% (continued)
Haverty Furniture Cos., Inc.	16,489	$332,253
Hibbett Sports, Inc. *(a)	21,606	517,464
Kirkland’s, Inc. *	30,853	298,966
Lithia Motors, Inc., Class A	2,878	289,297
Office Depot, Inc.	411,727	885,213
Restoration Hardware Holdings, Inc. *(a)	3,916	373,116
Sleep Number Corp. *	29,381	1,032,742
Tilly’s, Inc., Class A	22,003	248,634
Zumiez, Inc. *	16,509	394,565

		19,239,397

Textiles, Apparel & Luxury Goods - 1.5%
Columbia Sportswear Co.	7,335	560,614
Deckers Outdoor Corp. *	51,387	4,626,372
Movado Group, Inc.	62,270	2,391,168
Oxford Industries, Inc.	11,326	844,466
Perry Ellis International, Inc. *	11,937	307,975
Steven Madden Ltd.	14,893	653,803
Vera Bradley, Inc. *	68,307	724,737
Wolverine World Wide, Inc.	11,387	329,084

		10,438,219

Thrifts & Mortgage Finance - 4.3%
BofI Holding, Inc. *(a)	143,626	5,821,162
Dime Community Bancshares, Inc.	26,665	490,636
Federal Agricultural Mortgage Corp., Class C	8,829	768,300
First Defiance Financial Corp.	15,248	874,015
Flagstar Bancorp, Inc. *	24,953	883,336
HomeStreet, Inc. *	7,058	202,212
Meta Financial Group, Inc.	14,143	1,544,416
MGIC Investment Corp. *	382,896	4,977,648
Oritani Financial Corp.	21,901	336,180
Provident Financial Services, Inc.	13,221	338,325
Radian Group, Inc.	214,843	4,090,611
United Financial Bancorp, Inc.	16,318	264,352
Walker & Dunlop, Inc.	116,194	6,904,247
Washington Federal, Inc.	47,910	1,657,686
WSFS Financial Corp.	14,776	707,770

		29,860,896

Tobacco - 0.2%
Universal Corp.	14,685	712,222
Vector Group Ltd. (a)	37,104	756,551

		1,468,773

Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. *	30,936	1,641,773
BMC Stock Holdings, Inc. *	40,693	795,548
CAI International, Inc. *	82,649	1,757,118
DXP Enterprises, Inc. *	26,348	1,026,255
GATX Corp. (a)	43,055	2,948,837
GMS, Inc. *	44,248	1,352,219
H&E Equipment Services, Inc.	32,267	1,241,957
Rush Enterprises, Inc., Class A *	29,321	1,245,849
Textainer Group Holdings Ltd. *	22,189	376,104
Titan Machinery, Inc. *	10,630	250,443
Triton International Ltd.	111,902	3,424,201

		16,060,304

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Water Utilities - 0.1%
American States Water Co.	5,732	$304,140
SJW Group	7,605	400,859

		704,999

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	31,025	1,116,900

TOTAL COMMON STOCKS (Cost $558,993,138)		678,746,426

PREFERRED STOCKS - 0.0% (b)

Media - 0.0% (b)
GCI Liberty, Inc., Series A, 5.00%, 3/10/2039 *(c) (Cost $24,899)	2,727	63,675

	NO. OF RIGHTS
RIGHTS - 0.0% (b)

Media - 0.0% (b)
Media General, Inc., CVR (3)*(d) (Cost $10,984)	36,985	627

	SHARES

SHORT-TERM INVESTMENTS - 2.7%

Investment Companies - 2.7%
Limited Purpose Cash Investment Fund, 1.53% (2)(e)
(Cost $18,827,502)	18,831,302	18,827,536

SECURITIES LENDING COLLATERAL - 5.6%

Investment Companies - 5.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55% (2)(e)(f)	4,642,757	4,642,757
Limited Purpose Cash Investment Fund 1.53% (2)(e)(f)	34,700,781	34,700,781

TOTAL SECURITIES LENDING COLLATERAL (Cost $39,343,538)		39,343,538

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 105.5% (Cost $617,200,061)		736,981,802

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.5)% (g)		(38,291,419)

NET ASSETS - 100.0%		$698,690,383

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$114,159,687	16.4%
Consumer Staples	29,464,873	4.2
Energy	10,055,216	1.4
Financials	137,623,436	19.7
Health Care	95,472,658	13.7
Industrials	110,125,813	15.8
Information Technology	105,290,642	15.1
Materials	27,012,376	3.9
Real Estate	40,280,770	5.7
Telecommunication Services	1,519,141	0.2
Utilities	7,806,116	1.1
Short-Term Investments	18,827,536	2.7
Securities Lending Collateral	39,343,538	5.6

Total Investments In Securities At Value	736,981,802	105.5
Liabilities in Excess of Other Assets (g)	(38,291,419)	(5.5)

Net Assets	$698,690,383	100.0%

All securities are United States companies, unless noted otherwise inparentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $38,498,009.
(b)	Represents less than 0.05% of net assets.
(c)	Perpetual security. The rate reflected was the rate in effect on March 31, 2018. The maturity date reflects the next call date.
(d)	Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2018 amounted to $627, which represents approximately 0.00% of net assets of the fund.
(e)	Represents 7-day effective yield as of March 31, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	175	6/2018	USD	$13,398,000	$(572,634)

					$(572,634)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$1,306,242	$1,306,242

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.2%

Australia - 5.6%
Amcor Ltd.	29,675	$324,951
Aristocrat Leisure Ltd.	121,260	2,263,989
BHP Billiton Ltd.	77,989	1,728,666
BHP Billiton plc	88,409	1,747,246
BlueScope Steel Ltd.	178,479	2,099,837
Caltex Australia Ltd.	23,233	564,355
CIMIC Group Ltd.	44,806	1,542,114
Coca-Cola Amatil Ltd.	74,588	499,466
CSL Ltd.	11,411	1,374,782
Dexus, REIT	104,929	755,567
Flight Centre Travel Group Ltd.	38,225	1,682,730
Fortescue Metals Group Ltd.	1,684,883	5,675,824
Goodman Group, REIT	41,832	271,997
GPT Group (The), REIT	196,673	720,809
Scentre Group, REIT	235,569	695,141
South32 Ltd.	1,742,401	4,378,961
TPG Telecom Ltd.	48,399	205,636

		26,532,071

Belgium - 1.4%
Ageas	54,361	2,805,275
KBC Group NV	34,174	2,975,836
Solvay SA	1,899	263,922
UCB SA	2,241	182,503
Umicore SA	6,690	354,404

		6,581,940

Canada - 7.1%
Bank of Montreal (1)	18,067	1,364,754
Bank of Nova Scotia (The) (1)	39,774	2,450,005
BlackBerry Ltd. (1)*	98,639	1,133,887
Canadian Imperial Bank of Commerce (1)	15,845	1,398,606
Canadian Tire Corp. Ltd., Class A (1)	8,065	1,060,435
CCL Industries, Inc., Class B (1)	7,415	374,333
CGI Group, Inc., Class A (1)*	26,938	1,553,532
Constellation Software, Inc. (1)	1,391	943,798
Dollarama, Inc. (1)	4,918	597,711
Franco-Nevada Corp. (1)	1,922	131,132
Great-West Lifeco, Inc. (1)	3,723	95,015
Intact Financial Corp. (1)	3,615	271,641
Kinross Gold Corp. (1)*	354,318	1,399,836
Linamar Corp. (1)	15,136	826,850
Magna International, Inc. (1)	46,040	2,593,334
Methanex Corp. (1)	13,361	809,428
Open Text Corp. (1)	32,175	1,119,326
Power Corp. of Canada (1)	5,259	120,010
Royal Bank of Canada (1)	57,836	4,467,604
Saputo, Inc. (1)	31,554	1,012,736
Shopify, Inc., Class A (1)*	13,815	1,719,114
Teck Resources Ltd., Class B (1)	77,668	2,000,252
Toronto-Dominion Bank (The) (1)	60,966	3,459,637
West Fraser Timber Co. Ltd. (1)	44,939	2,986,166

		33,889,142

China - 0.5%
Yangzijiang Shipbuilding Holdings Ltd.	2,531,800	2,358,076

INVESTMENTS	SHARES	VALUE
Denmark - 1.7%
Carlsberg A/S, Class B	12,213	$1,458,167
Danske Bank A/S	44,978	1,685,249
Genmab A/S *	1,661	357,854
H Lundbeck A/S	22,121	1,242,458
Novo Nordisk A/S, Class B	49,818	2,450,341
Novozymes A/S, Class B	6,251	325,429
TDC A/S *	59,238	490,881
Vestas Wind Systems A/S	4,131	295,581

		8,305,960

Finland - 1.4%
Neste OYJ	63,468	4,417,692
Nokia OYJ	143,842	794,313
UPM-Kymmene OYJ *	37,761	1,399,945

		6,611,950

France - 9.0%
Aeroports de Paris	5,337	1,162,729
Arkema SA	1,725	225,197
Atos SE	22,412	3,070,652
AXA SA	43,757	1,163,193
BNP Paribas SA	63,329	4,696,523
Bouygues SA	21,661	1,086,044
Cie Generale des Etablissements Michelin SCA	12,628	1,869,484
CNP Assurances	72,823	1,838,360
Eutelsat Communications SA	64,313	1,274,713
Kering SA	3,262	1,564,511
L’Oreal SA	14,718	3,324,187
LVMH Moet Hennessy Louis Vuitton SE	2,824	870,281
Peugeot SA	152,549	3,673,286
Renault SA	11,836	1,436,273
Sanofi	56,499	4,533,485
Sodexo SA	5,553	558,899
Thales SA	23,392	2,849,694
TOTAL SA	132,950	7,620,652

		42,818,163

Germany - 8.8%
Allianz SE (Registered)	16,074	3,633,644
BASF SE	11,487	1,164,981
Bayer AG (Registered)	38,342	4,322,439
Bayerische Motoren Werke AG	4,134	449,654
Beiersdorf AG	5,694	645,287
Covestro AG (a)	57,346	5,646,697
Daimler AG (Registered) *	32,451	2,764,826
Deutsche Boerse AG	5,562	760,344
Deutsche Lufthansa AG (Registered)	202,312	6,467,415
Deutsche Post AG (Registered)	24,027	1,052,366
Fraport AG Frankfurt Airport Services Worldwide	1,391	137,281
Fresenius SE & Co. KGaA	9,490	725,651
Hannover Rueck SE	7,094	967,849
Henkel AG & Co. KGaA (Preference)	5,264	691,969
HOCHTIEF AG	1,352	252,728
HUGO BOSS AG	9,255	806,267
Infineon Technologies AG	98,548	2,650,274
Linde AG *	4,967	1,049,573

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Germany - 8.8% (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	10,144	$2,358,901
SAP SE	9,801	1,028,927
Schaeffler AG (Preference)	52,585	812,123
Siemens AG (Registered)	11,910	1,519,684
Volkswagen AG (Preference)	5,512	1,098,618
Vonovia SE	11,443	567,456

		41,574,954

Hong Kong - 3.5%
CK Asset Holdings Ltd.	139,500	1,177,251
CLP Holdings Ltd.	280,000	2,854,882
Galaxy Entertainment Group Ltd.	401,000	3,680,653
Henderson Land Development Co. Ltd.	91,000	596,694
Hong Kong Exchanges & Clearing Ltd.	28,400	935,412
Kerry Properties Ltd.	104,500	472,548
Li & Fung Ltd.	638,000	314,519
Link REIT	26,000	222,865
NWS Holdings Ltd.	72,000	131,145
PCCW Ltd.	269,000	156,119
SJM Holdings Ltd.	2,128,000	1,864,327
Sun Hung Kai Properties Ltd. (b)	40,000	634,919
WH Group Ltd. (a)	2,133,500	2,286,015
Wheelock & Co. Ltd.	24,000	176,041
Yue Yuen Industrial Holdings Ltd.	248,000	993,604

		16,496,994

Italy - 1.3%
Assicurazioni Generali SpA	81,436	1,565,382
Enel SpA	281,656	1,723,513
Intesa Sanpaolo SpA	521,285	1,898,001
Poste Italiane SpA (a)	101,208	924,470

		6,111,366

Japan - 21.6%
Acom Co. Ltd. (1)*	10,000	44,547
AEON Financial Service Co. Ltd. (1)	2,700	62,041
Aozora Bank Ltd. (1)	15,100	600,991
Asahi Glass Co. Ltd. (1)	10,800	447,103
Asahi Kasei Corp. (1)	229,800	3,021,382
Bandai Namco Holdings, Inc. (1)	26,900	883,563
Credit Saison Co. Ltd. (1)	16,800	275,829
Daiwa House Industry Co. Ltd. (1)	15,100	581,834
Denso Corp. (1)	4,000	218,787
Disco Corp. (1)	5,400	1,164,701
Fujitsu Ltd. (1)	360,000	2,215,385
Hitachi High-Technologies Corp. (1)	2,900	137,907
Hitachi Ltd. (1)	667,000	4,831,762
Hoya Corp. (1)	7,000	348,997
ITOCHU Corp. (1)	131,600	2,555,814
Japan Airlines Co. Ltd. (1)	61,100	2,458,815
Japan Tobacco, Inc. (1)	27,100	780,871
JTEKT Corp. (1)	9,900	146,632
Kajima Corp. (1)	129,000	1,196,589
Kamigumi Co. Ltd. (1)	10,000	223,298
Kansai Electric Power Co., Inc. (The) (1)	220,000	2,826,371
Kao Corp. (1)	38,900	2,917,728
KDDI Corp. (1)	175,600	4,483,036
Keyence Corp. (1)	500	310,324

INVESTMENTS	SHARES	VALUE
Japan - 21.6% (continued)
Kirin Holdings Co. Ltd. (1)	104,400	$2,779,127
Konami Holdings Corp. (1)	39,200	2,059,377
Kuraray Co. Ltd. (1)	15,600	265,070
Kyocera Corp. (1)	10,300	581,187
Kyushu Railway Co. (1)	37,100	1,154,091
Marubeni Corp. (1)	595,200	4,306,607
Mazda Motor Corp. (1)	129,200	1,707,813
MINEBEA MITSUMI, Inc. (1)	7,500	160,143
Mitsubishi Estate Co. Ltd. (1)	31,000	523,974
Mitsubishi Gas Chemical Co., Inc. (1)	60,100	1,439,734
Mitsubishi Tanabe Pharma Corp. (1)	33,300	650,947
Mitsubishi UFJ Financial Group, Inc. (1)	340,300	2,229,116
Mitsui Fudosan Co. Ltd. (1)	24,000	582,266
Mixi, Inc. (1)	14,000	517,081
Mizuho Financial Group, Inc. (1)	877,000	1,577,537
Nexon Co. Ltd. (1)*	340,400	5,630,411
NH Foods Ltd. (1)	8,500	348,292
Nippon Electric Glass Co. Ltd. (1)	45,500	1,351,252
Nippon Express Co. Ltd. (1)	44,600	2,984,371
Nippon Telegraph & Telephone Corp. (1)	107,500	4,950,424
NOK Corp. (1)	32,500	631,032
Nomura Real Estate Holdings, Inc. (1)	8,000	188,863
NTT DOCOMO, Inc. (1)	35,400	903,755
Obayashi Corp. (1)	179,800	1,966,893
Oji Holdings Corp. (1)	220,000	1,414,219
Omron Corp. (1)	7,200	423,589
Otsuka Corp. (1)	3,600	181,345
Persol Holdings Co. Ltd. (1)	43,000	1,250,740
Resona Holdings, Inc. (1)	451,900	2,386,803
Rohm Co. Ltd. (1)	14,200	1,351,873
Sekisui House Ltd. (1)	26,900	490,952
Sony Corp. (1)	94,000	4,546,065
Sumitomo Heavy Industries Ltd. (1)	33,500	1,270,359
Sumitomo Mitsui Financial Group, Inc. (1)	62,000	2,597,585
Suzuki Motor Corp. (1)	42,500	2,288,661
Taisei Corp. (1)	42,500	2,156,854
Tokyo Electric Power Co. Holdings, Inc. (1)*	335,400	1,292,364
Tokyo Electron Ltd. (1)	30,800	5,793,543
Toshiba Corp. (1)*	183,000	529,712
Tosoh Corp. (1)	9,500	186,420
Toyo Seikan Group Holdings Ltd. (1)	4,200	62,444
Toyo Suisan Kaisha Ltd. (1)	9,300	360,533
Toyota Motor Corp. (1)	15,300	981,368
Yahoo Japan Corp. (1)	167,000	775,321
Yokogawa Electric Corp. (1)	11,600	239,620

		102,804,040

Macau - 0.2%
Sands China Ltd.	148,800	808,629

Netherlands - 4.5%
Aegon NV	237,466	1,602,140
Akzo Nobel NV	2,501	236,302
ASML Holding NV	3,497	693,433
ING Groep NV	96,440	1,627,445
Koninklijke Philips NV	54,202	2,075,504
NN Group NV	70,461	3,130,581
Randstad Holding NV	4,760	313,494
Royal Dutch Shell plc, Class A	111,022	3,512,572

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Netherlands - 4.5% (continued)
Royal Dutch Shell plc, Class B	97,616	$3,141,130
Wolters Kluwer NV	94,380	5,019,589

		21,352,190

Singapore - 1.0%
CapitaLand Commercial Trust, REIT	273,500	383,388
DBS Group Holdings Ltd.	66,200	1,398,300
Genting Singapore plc	2,359,600	1,957,108
Oversea-Chinese Banking Corp. Ltd.	27,600	271,888
SATS Ltd.	85,900	337,560
United Overseas Bank Ltd.	21,900	460,825

		4,809,069

South Africa - 0.3%
Investec plc	163,256	1,261,693
Mondi plc	5,198	139,712

		1,401,405

Spain - 2.3%
Aena SME SA (a)	17,220	3,472,302
Amadeus IT Group SA	8,110	600,165
Banco Bilbao Vizcaya Argentaria SA	58,182	460,776
Banco Santander SA	246,499	1,613,429
Grifols SA	7,841	222,299
Iberdrola SA	211,075	1,552,117
Mapfre SA	258,234	859,141
Repsol SA	125,567	2,232,035

		11,012,264

Sweden - 2.4%
Atlas Copco AB, Class A	3,365	146,148
Electrolux AB, Series B	73,738	2,328,610
Essity AB, Class B *	60,887	1,687,372
Hexagon AB, Class B	7,752	462,709
Investor AB, Class B	8,330	370,048
Sandvik AB	112,359	2,058,554
Securitas AB, Class B	44,759	762,091
SKF AB, Class B	12,568	257,482
Telefonaktiebolaget LM Ericsson, Class B	74,353	473,477
Volvo AB, Class B	142,864	2,615,037

		11,161,528

Switzerland - 8.3%
ABB Ltd. (Registered)	93,106	2,213,893
Adecco Group AG (Registered)	16,750	1,193,103
Baloise Holding AG (Registered)	4,709	720,400
Barry Callebaut AG (Registered)	175	342,258
Cie Financiere Richemont SA (Registered)	23,345	2,097,825
Coca-Cola HBC AG *	14,794	547,477
Glencore plc *	34,296	170,425
Lonza Group AG (Registered) *	2,171	512,007
Nestle SA (Registered)	80,495	6,362,448
Novartis AG (Registered)	69,784	5,644,191
Roche Holding AG	31,481	7,221,651
Sika AG	218	1,710,026
STMicroelectronics NV	145,939	3,247,689
Straumann Holding AG (Registered)	1,189	750,191
Swatch Group AG (The)	2,651	1,169,741
Swiss Life Holding AG (Registered) *	8,121	2,894,060

INVESTMENTS	SHARES	VALUE
Switzerland - 8.3% (continued)
Swiss Re AG	5,739	$585,761
Zurich Insurance Group AG *	5,517	1,819,851

		39,202,997

United Kingdom - 14.2%
3i Group plc	23,824	287,552
Anglo American plc	150,083	3,496,133
Ashtead Group plc	10,062	274,358
BAE Systems plc	67,524	552,461
Barclays plc	387,956	1,133,649
Barratt Developments plc	425,246	3,164,390
Berkeley Group Holdings plc	53,735	2,856,528
BP plc	226,561	1,528,177
British American Tobacco plc	66,191	3,826,294
British Land Co. plc (The), REIT	80,014	721,274
BT Group plc	965,415	3,081,422
Burberry Group plc	19,333	460,831
Compass Group plc	91,809	1,874,644
Diageo plc	12,475	421,901
Direct Line Insurance Group plc	131,893	706,222
Fiat Chrysler Automobiles NV *	110,241	2,248,508
Hammerson plc, REIT	43,773	329,972
HSBC Holdings plc	557,119	5,231,745
Imperial Brands plc	25,501	868,296
International Consolidated Airlines Group SA	207,562	1,797,044
J Sainsbury plc	355,007	1,190,866
Land Securities Group plc, REIT	25,856	340,186
Legal & General Group plc	406,558	1,473,063
Lloyds Banking Group plc	3,829,583	3,483,491
London Stock Exchange Group plc	9,340	540,812
Marks & Spencer Group plc	195,783	743,673
Next plc	33,203	2,219,588
Persimmon plc	128,567	4,563,131
Prudential plc	87,891	2,196,280
Reckitt Benckiser Group plc	5,474	462,048
RELX NV	27,549	571,060
RELX plc	27,020	555,040
Rio Tinto Ltd.	10,260	581,252
Rio Tinto plc	52,257	2,651,732
Royal Mail plc	22,363	169,730
Segro plc, REIT	105,872	893,500
Sky plc	27,519	501,178
Taylor Wimpey plc	1,076,156	2,787,996
Travis Perkins plc	34,513	598,389
Unilever NV, CVA	48,776	2,753,183
Unilever plc	31,184	1,729,544
Vodafone Group plc	212,804	582,238
Wm Morrison Supermarkets plc	195,727	587,253
WPP plc	50,913	809,091

		67,845,725

United States - 1.1%
Shire plc	25,582	1,273,212
Valeant Pharmaceuticals International, Inc. (1)*	235,967	3,756,497

		5,029,709

TOTAL COMMON STOCKS (Cost $399,972,542)		456,708,172

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.9%

Investment Companies - 2.9%
Limited Purpose Cash Investment Fund, 1.53% (c)
(Cost $13,725,890)	13,728,789	$13,726,043

SECURITIES LENDING COLLATERAL - 0.1%

Investment Companies - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55% (c)(d)
(Cost $270,580)	270,580	270,580

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.2% (Cost $413,969,012)		470,704,795

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8% (e)		3,999,714

NET ASSETS - 100.0%		$474,704,509

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$75,396,800	15.9%
Consumer Staples	37,883,320	8.0
Energy	23,016,614	4.8
Financials	85,739,312	18.1
Health Care	37,645,007	7.9
Industrials	64,570,208	13.6
Information Technology	47,055,975	9.9
Materials	49,461,633	10.4
Real Estate	10,836,543	2.3
Telecommunication Services	14,853,512	3.1
Utilities	10,249,248	2.2
Short-Term Investments	13,726,043	2.9
Securities Lending Collateral	270,580	0.1

Total Investments In Securities At Value	470,704,795	99.2
Other Assets in Excess of Liabilities (e)	3,999,714	0.8

Net Assets	$474,704,509	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $12,329,484, which represents approximately 2.60% of net assets of the fund.
(b)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $257,535.
(c)	Represents 7-day effective yield as of March 31, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	121	6/2018	USD	$12,103,630	$(136,496)

					$(136,496)

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$798,654	$798,654

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.0%

Brazil - 7.6%
Ambev SA, ADR	369,288	$2,684,724
Banco Bradesco SA, ADR *	163,225	1,939,113
Banco do Brasil SA *	138,600	1,735,517
Banco Santander Brasil SA, ADR	93,570	1,124,711
BR Malls Participacoes SA	47,585	169,069
Embraer SA, ADR	14,505	377,130
Fibria Celulose SA, ADR	45,309	883,526
Hypera SA	40,400	441,146
Itau Unibanco Holding SA, ADR	110,183	1,718,855
Itausa - Investimentos Itau SA (Preference)	259,941	1,085,761
M Dias Branco SA *	41,700	644,172
Petroleo Brasileiro SA (Preference) *	188,100	1,219,834
Porto Seguro SA *	24,800	363,874
Qualicorp SA	152,100	1,031,062
Sul America SA *	186,697	1,241,273
Suzano Papel e Celulose SA *	338,000	3,428,680
TIM Participacoes SA, ADR *	162,286	3,516,737
Vale SA, ADR *	188,590	2,398,865

		26,004,049

Chile - 1.5%
Banco de Chile, ADR	3,988	401,113
Banco de Credito e Inversiones SA	2,206	163,647
Banco Santander Chile, ADR	34,573	1,158,541
Cencosud SA	148,348	453,961
Empresas CMPC SA	80,830	307,754
Enel Americas SA, ADR	79,608	925,045
Enel Chile SA, ADR	56,011	358,470
Latam Airlines Group SA, ADR (a)	79,725	1,226,968

		4,995,499

China - 27.4%
58.com, Inc., ADR *	4,817	384,686
Agricultural Bank of China Ltd., Class H (2)	2,461,000	1,413,213
Air China Ltd., Class H (2)	1,298,000	1,676,279
Alibaba Group Holding Ltd., ADR *	69,686	12,790,168
ANTA Sports Products Ltd. (2)	115,000	587,053
Baidu, Inc., ADR *	16,444	3,670,136
Bank of China Ltd., Class H (2)	3,116,000	1,702,144
Beijing Capital International Airport Co. Ltd., Class H (2)	74,000	99,943
China Cinda Asset Management Co. Ltd., Class H (2)	401,000	146,821
China Communications Services Corp. Ltd., Class H (2)	952,000	572,827
China Construction Bank Corp., Class H (2)	6,359,000	6,642,002
China Evergrande Group (2)*	585,000	1,869,848
China Huarong Asset Management Co. Ltd., Class H (2)(b)	491,000	208,130
China Merchants Bank Co. Ltd., Class H (2)	256,000	1,062,623
China Mobile Ltd. (2)	501,175	4,593,467
China Overseas Land & Investment Ltd. (2)	380,000	1,332,580
China Petroleum & Chemical Corp., Class H (2)	374,000	331,769
China Resources Beer Holdings Co. Ltd. (2)	388,000	1,691,383
China Resources Land Ltd. (2)	290,000	1,065,652
China Shenhua Energy Co. Ltd., Class H (2)	604,000	1,515,877

INVESTMENTS	SHARES	VALUE
China - 27.4% (continued)
China Southern Airlines Co. Ltd., Class H (2)(a)	1,428,000	$1,492,351
China Vanke Co. Ltd., Class H (2)	214,000	985,392
Chongqing Rural Commercial Bank Co. Ltd., Class H (2)	1,296,000	1,001,825
CNOOC Ltd., ADR	10,156	1,501,768
Country Garden Holdings Co. Ltd. (2)	1,591,000	3,321,705
CSPC Pharmaceutical Group Ltd. (2)	544,000	1,466,360
Ctrip.com International Ltd., ADR *	20,700	965,034
Far East Horizon Ltd. (2)	305,000	323,943
Geely Automobile Holdings Ltd. (2)	351,000	1,028,514
Great Wall Motor Co. Ltd., Class H (2)	2,254,500	2,284,922
Industrial & Commercial Bank of China Ltd., Class H (2)	5,532,000	4,821,061
JD.com, Inc., ADR *	41,989	1,700,135
NetEase, Inc., ADR	4,926	1,381,201
New Oriental Education & Technology Group, Inc., ADR	7,867	689,543
People’s Insurance Co. Group of China Ltd. (The), Class H (2)	461,000	218,029
PICC Property & Casualty Co. Ltd., Class H (2)	736,000	1,300,533
Ping An Insurance Group Co. of China Ltd., Class H (2)	193,000	1,989,961
Sihuan Pharmaceutical Holdings Group Ltd. (2)	630,000	188,390
SINA Corp. *	3,734	389,344
Sinopec Shanghai Petrochemical Co. Ltd., Class H (2)	2,450,000	1,497,069
TAL Education Group, ADR	16,458	610,427
Tencent Holdings Ltd. (2)	305,100	16,377,638
Tingyi Cayman Islands Holding Corp. (2)	406,000	843,999
TravelSky Technology Ltd., Class H (2)	260,000	759,431
Tsingtao Brewery Co. Ltd., Class H (2)	108,000	567,188
Vipshop Holdings Ltd., ADR *	24,408	405,661
Weibo Corp., ADR *	2,743	327,898
Weichai Power Co. Ltd., Class H (2)	908,000	1,026,900
Yum China Holdings, Inc.	25,244	1,047,626

		93,870,449

Hong Kong - 2.6%
GCL-Poly Energy Holdings Ltd. (2)*(a)	3,914,000	489,137
Haier Electronics Group Co. Ltd. (2)*	677,000	2,427,157
Nine Dragons Paper Holdings Ltd. (2)	2,278,000	3,452,543
Sino Biopharmaceutical Ltd. (2)	625,000	1,242,120
Sun Art Retail Group Ltd. (2)	1,146,500	1,341,651

		8,952,608

Hungary - 0.2%
MOL Hungarian Oil & Gas plc (2)	38,304	417,924
Richter Gedeon Nyrt (2)	11,164	233,300

		651,224

India - 6.9%
Axis Bank Ltd., GDR (2)(c)	10,786	428,496
Dr Reddy’s Laboratories Ltd., ADR	36,270	1,185,666
Hero MotoCorp Ltd. (2)	2,340	127,741
Hindustan Unilever Ltd. (2)	50,902	1,044,917
ICICI Bank Ltd., ADR	121,020	1,071,027

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
India - 6.9% (continued)
Indian Oil Corp. Ltd. (2)	32,364	$88,251
Infosys Ltd., ADR (a)	403,005	7,193,639
Larsen & Toubro Ltd., GDR (2)(c)	10,829	218,185
Reliance Industries Ltd., GDR (2)(b)	103,577	2,816,901
State Bank of India, GDR (2)(c)	14,771	570,431
Tata Consultancy Services Ltd. (2)	48,396	2,120,706
Tata Motors Ltd., ADR *	99,667	2,561,442
Tech Mahindra Ltd. (2)	142,473	1,400,723
United Spirits Ltd. (2)*	2,189	105,846
Vedanta Ltd., ADR	19,708	346,270
Wipro Ltd., ADR (a)	448,485	2,314,183

		23,594,424

Indonesia - 1.9%
Adaro Energy Tbk. PT (2)	9,740,000	1,517,587
Bank Central Asia Tbk. PT (2)	115,200	195,700
Bank Mandiri Persero Tbk. PT (2)	180,900	101,440
Bank Negara Indonesia Persero Tbk. PT (2)	826,400	523,353
Bank Rakyat Indonesia Persero Tbk. PT (2)*	3,993,200	1,047,974
Gudang Garam Tbk. PT (2)	74,000	390,771
Indofood CBP Sukses Makmur Tbk. PT (2)	198,200	119,352
Indofood Sukses Makmur Tbk. PT (2)	1,496,700	784,654
Telekomunikasi Indonesia Persero Tbk. PT (2)	2,467,500	648,842
United Tractors Tbk. PT (2)	579,200	1,351,264

		6,680,937

Malaysia - 3.4%
AirAsia Bhd.	2,087,392	2,120,850
CIMB Group Holdings Bhd.	112,000	208,190
Genting Bhd.	446,400	1,007,516
Genting Malaysia Bhd.	296,500	375,608
Hong Leong Bank Bhd.	118,500	575,957
Malayan Banking Bhd.	1,086,400	2,977,207
Malaysia Airports Holdings Bhd.	268,100	613,414
MISC Bhd.	18,700	34,084
Petronas Chemicals Group Bhd.	174,000	371,572
Public Bank Bhd.	341,300	2,117,683
Tenaga Nasional Bhd.	293,800	1,233,535

		11,635,616

Mexico - 2.8%
America Movil SAB de CV, Class L, ADR	241,747	4,614,949
Arca Continental SAB de CV	23,000	159,039
Coca-Cola Femsa SAB de CV, ADR	8,492	564,124
Fomento Economico Mexicano SAB de CV, ADR	10,512	961,112
Gentera SAB de CV (a)	153,900	112,251
Grupo Aeroportuario del Pacifico SAB de CV, Class B	103,300	1,020,670
Grupo Aeroportuario del Sureste SAB de CV, ADR (a)	2,720	463,950
Grupo Bimbo SAB de CV, Series A (a)	52,100	114,001
Grupo Financiero Banorte SAB de CV, Class O	163,900	1,001,882
Grupo Financiero Inbursa SAB de CV, Class O	101,700	168,325
Wal-Mart de Mexico SAB de CV	176,500	449,114

		9,629,417

INVESTMENTS	SHARES	VALUE
Peru - 0.2%
Credicorp Ltd.	3,587	$814,392

Philippines - 0.8%
Ayala Corp. (2)	12,620	230,280
Ayala Land, Inc. (2)	183,900	145,528
BDO Unibank, Inc. (2)	152,970	410,191
Globe Telecom, Inc. (2)	2,440	76,044
International Container Terminal Services, Inc. (2)	208,460	401,351
JG Summit Holdings, Inc. (2)	233,930	282,006
Jollibee Foods Corp. (2)	26,930	155,215
Security Bank Corp. (2)	109,660	507,214
SM Investments Corp. (2)	30,410	538,168

		2,745,997

Poland - 1.6%
Bank Zachodni WBK SA (2)	1,228	130,173
Grupa Lotos SA (2)	59,377	918,196
Jastrzebska Spolka Weglowa SA (2)*	20,255	480,220
LPP SA (2)	157	399,102
PGE Polska Grupa Energetyczna SA (2)*	33,799	97,962
Polski Koncern Naftowy ORLEN SA (2)	97,829	2,407,894
Polskie Gornictwo Naftowe i Gazownictwo SA (2)	245,613	405,978
Powszechna Kasa Oszczednosci Bank Polski SA (2)*	36,507	432,267
Tauron Polska Energia SA (2)*	383,084	272,147

		5,543,939

Russia - 2.6%
Gazprom PJSC, ADR (2)	350,088	1,707,080
LUKOIL PJSC, ADR (2)	29,278	2,021,456
Mobile TeleSystems PJSC, ADR	59,127	673,457
Novatek PJSC, GDR (2)(c)	5,239	718,730
Novolipetsk Steel PJSC, GDR (2)(c)	21,480	536,932
Rosneft Oil Co. PJSC, GDR (2)(c)	68,272	375,011
Severstal PJSC, GDR (2)(c)	89,292	1,350,040
Surgutneftegas OJSC, ADR (2)	88,464	433,487
Tatneft PJSC, ADR (2)	19,498	1,234,886

		9,051,079

South Africa - 6.2%
Bidvest Group Ltd. (The) (2)	120,204	2,281,114
Exxaro Resources Ltd. (2)	109,188	1,007,822
Foschini Group Ltd. (The) (2)	44,862	846,210
Imperial Holdings Ltd. (2)	129,430	2,551,365
Investec Ltd. (2)	139,489	1,089,357
Mondi Ltd. (2)	72,114	1,962,973
Naspers Ltd., Class N (2)	22,377	5,475,944
Redefine Properties Ltd., REIT (2)	130,202	127,488
Remgro Ltd. (2)	28,077	526,279
Sappi Ltd. (2)	137,553	888,738
Standard Bank Group Ltd. (2)	112,699	2,082,503
Telkom SA SOC Ltd. (2)	23,505	105,549
Truworths International Ltd. (2)	239,578	2,183,978

		21,129,320

South Korea - 15.4%
AMOREPACIFIC Group	1,259	167,725
Celltrion, Inc. *	6,294	1,827,557

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
South Korea - 15.4% (continued)
DB Insurance Co. Ltd.	5,787	$352,899
E-MART, Inc.	675	173,199
Hana Financial Group, Inc.	31,090	1,334,429
Hanwha Chemical Corp.	16,167	451,990
Hanwha Corp.	54,779	2,012,007
Hanwha Life Insurance Co. Ltd.	61,659	358,072
Hyundai Marine & Fire Insurance Co. Ltd.	41,668	1,520,673
Hyundai Mobis Co. Ltd.	4,120	925,734
Hyundai Robotics Co. Ltd. *	413	169,129
KB Financial Group, Inc.	21,095	1,201,301
Korean Air Lines Co. Ltd.	8,552	271,186
KT&G Corp.	7,266	681,677
LG Corp.	7,564	610,996
LG Display Co. Ltd.	35,655	874,733
LG Electronics, Inc.	59,009	6,062,000
Lotte Chemical Corp.	5,049	2,051,053
NCSoft Corp.	1,448	570,560
OCI Co. Ltd.	5,341	786,694
POSCO	6,895	2,105,566
S-1 Corp.	1,090	101,136
Samsung Electronics Co. Ltd.	6,746	15,575,482
Samsung SDS Co. Ltd.	543	130,159
SillaJen, Inc. *	3,267	327,957
SK Hynix, Inc.	116,158	8,859,786
SK Innovation Co. Ltd.	3,765	745,300
SK Telecom Co. Ltd.	8,826	1,933,456
Woori Bank	45,164	620,745

		52,803,201

Taiwan - 10.6%
Advanced Semiconductor Engineering, Inc.	71,000	102,152
AU Optronics Corp.	1,224,000	573,022
Cathay Financial Holding Co. Ltd.	374,000	665,727
China Airlines Ltd. *	301,000	109,944
China Life Insurance Co. Ltd.	1,492,720	1,535,878
Compal Electronics, Inc.	142,000	96,430
CTBC Financial Holding Co. Ltd.	1,070,559	778,401
E.Sun Financial Holding Co. Ltd.	1,180,310	789,383
Eva Airways Corp.	761,879	389,340
Far EasTone Telecommunications Co. Ltd. *	89,000	238,090
First Financial Holding Co. Ltd.	2,009,720	1,395,782
Fubon Financial Holding Co. Ltd.	400,000	687,314
Hon Hai Precision Industry Co. Ltd.	643,493	2,017,192
Innolux Corp.	5,052,000	2,278,485
Mega Financial Holding Co. Ltd.	450,000	387,386
Nanya Technology Corp.	453,000	1,426,258
Pegatron Corp.	84,000	210,886
Phison Electronics Corp.	112,000	1,190,795
Pou Chen Corp.	755,000	1,009,878
Powertech Technology, Inc.	415,000	1,298,076
Realtek Semiconductor Corp.	211,000	933,532
Shin Kong Financial Holding Co. Ltd.	3,881,000	1,530,730
Taishin Financial Holding Co. Ltd.	345,248	169,326
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	354,592	15,516,947
Uni-President Enterprises Corp.	292,000	686,010
United Microelectronics Corp.	554,000	292,609

		36,309,573

INVESTMENTS	SHARES	VALUE
Thailand - 3.2%
Airports of Thailand PCL, NVDR	448,300	$967,709
Krung Thai Bank PCL, NVDR	1,554,500	939,560
PTT Global Chemical PCL, NVDR	2,096,400	6,335,458
Siam Cement PCL (The), NVDR	44,000	703,550
Thai Oil PCL, NVDR	731,600	2,146,604

		11,092,881

Turkey - 2.1%
Akbank Turk A/S	40,713	98,550
BIM Birlesik Magazalar A/S	8,343	152,045
TAV Havalimanlari Holding A/S	18,403	111,389
Turk Hava Yollari AO *	994,752	4,818,318
Turkiye Garanti Bankasi A/S	54,456	151,002
Turkiye Is Bankasi A/S, Class C	150,020	271,498
Turkiye Sise ve Cam Fabrikalari A/S	608,911	796,386
Turkiye Vakiflar Bankasi TAO, Class D	406,336	670,481

		7,069,669

TOTAL COMMON STOCKS (Cost $248,224,465)		332,574,274

SHORT-TERM INVESTMENTS - 2.6%

Investment Companies - 2.6%
Limited Purpose Cash Investment Fund, 1.53% (2)(d)
(Cost $8,944,002)	8,946,695	8,944,905

SECURITIES LENDING COLLATERAL - 2.4%

Investment Companies - 2.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55% (2)(d)(e)	987,267	987,267
Limited Purpose Cash Investment Fund 1.53% (2)(d)(e)	7,379,002	7,379,002

TOTAL SECURITIES LENDING COLLATERAL (Cost $8,366,269)		8,366,269

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.0% (Cost $265,534,736)		349,885,448

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)% (f)		(6,692,974)

NET ASSETS - 100.0%		$343,192,474

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$35,427,804	10.3%
Consumer Staples	14,780,663	4.3
Energy	24,883,618	7.3
Financials	64,544,402	18.9
Health Care	7,943,557	2.3
Industrials	24,230,904	7.1
Information Technology	101,545,992	29.6
Materials	30,339,493	8.8
Real Estate	9,017,262	2.6
Telecommunication Services	16,973,420	5.0
Utilities	2,887,159	0.8
Short-Term Investments	8,944,905	2.6
Securities Lending Collateral	8,366,269	2.4

Total Investments In Securities At Value	349,885,448	102.0
Liabilities in Excess of Other Assets (f)	(6,692,974)	(2.0)

Net Assets	$343,192,474	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $8,148,136.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at
March 31, 2018 amounted to $3,025,031, which represents approximately 0.88% of net assets of the fund.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2018, the value of these securities amounted to $4,197,825 or 1.22% of net assets.
(d)	Represents 7-day effective yield as of March 31, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	82	6/2018	USD	$4,869,980	$(172,233)

					$(172,233)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$487,055	$487,055

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.4%

Aerospace & Defense - 4.9%
Boeing Co. (The)	14,359	$4,708,029
BWX Technologies, Inc.	1,495	94,977
General Dynamics Corp.	1,881	415,513
Hexcel Corp.	2,090	134,993
Huntington Ingalls Industries, Inc.	7,742	1,995,578
Northrop Grumman Corp.	3,569	1,246,009
Raytheon Co.	11,163	2,409,199
Spirit AeroSystems Holdings, Inc., Class A	20,707	1,733,176

		12,737,474

Air Freight & Logistics - 0.7%
FedEx Corp.	7,500	1,800,825

Airlines - 0.8%
Copa Holdings SA, Class A (Panama)	1,257	161,688
Delta Air Lines, Inc.	2,392	131,105
JetBlue Airways Corp. *	71,440	1,451,661
United Continental Holdings, Inc. *	5,834	405,288

		2,149,742

Auto Components - 0.5%
Lear Corp.	7,667	1,426,752

Automobiles - 0.3%
General Motors Co.	15,483	562,652
Thor Industries, Inc.	2,329	268,231

		830,883

Banks - 6.2%
Bank of America Corp.	69,166	2,074,288
Citigroup, Inc.	25,449	1,717,808
East West Bancorp, Inc.	2,023	126,518
Fifth Third Bancorp	15,549	493,681
JPMorgan Chase & Co.	47,907	5,268,333
PNC Financial Services Group, Inc. (The)	10,155	1,535,842
Regions Financial Corp.	31,659	588,224
SunTrust Banks, Inc.	19,632	1,335,761
US Bancorp	27,273	1,377,287
Wells Fargo & Co.	31,000	1,624,710

		16,142,452

Beverages - 0.6%
Constellation Brands, Inc., Class A	5,091	1,160,341
PepsiCo, Inc.	4,202	458,648

		1,618,989

Biotechnology - 3.1%
AbbVie, Inc.	14,437	1,366,462
Alexion Pharmaceuticals, Inc. *	3,936	438,707
Amgen, Inc.	2,059	351,018
Biogen, Inc. *	5,799	1,587,882
Celgene Corp. *	15,970	1,424,684
Exelixis, Inc. *	20,415	452,192
Gilead Sciences, Inc.	21,329	1,607,993
United Therapeutics Corp. *	5,910	664,048
Vertex Pharmaceuticals, Inc. *	806	131,362

		8,024,348

INVESTMENTS	SHARES	VALUE
Building Products - 0.6%
Owens Corning	21,173	$1,702,309

Capital Markets - 2.7%
Ameriprise Financial, Inc.	7,557	1,117,982
Bank of New York Mellon Corp. (The)	14,081	725,594
BlackRock, Inc.	230	124,596
CME Group, Inc.	12,336	1,995,225
Federated Investors, Inc., Class B	20,155	673,177
LPL Financial Holdings, Inc.	1,212	74,017
Morgan Stanley	7,455	402,272
MSCI, Inc.	534	79,817
S&P Global, Inc.	1,350	257,931
State Street Corp.	9,275	924,996
T. Rowe Price Group, Inc.	6,319	682,262

		7,057,869

Chemicals - 3.0%
Chemours Co. (The)	4,586	223,384
DowDuPont, Inc.	11,861	755,664
Eastman Chemical Co.	6,358	671,278
Huntsman Corp.	70,730	2,068,853
LyondellBasell Industries NV, Class A	36,330	3,839,355
Monsanto Co.	2,354	274,688
Olin Corp.	3,224	97,977

		7,931,199

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,585	270,369
Republic Services, Inc.	1,912	126,632
Rollins, Inc.	2,483	126,707
Waste Management, Inc.	7,196	605,328

		1,129,036

Communications Equipment - 1.0%
Cisco Systems, Inc.	54,710	2,346,512
Juniper Networks, Inc.	9,102	221,452

		2,567,964

Consumer Finance - 0.2%
Capital One Financial Corp.	2,959	283,531
Discover Financial Services	2,721	195,722

		479,253

Containers & Packaging - 0.1%
Avery Dennison Corp.	780	82,875
Packaging Corp. of America	1,962	221,117

		303,992

Distributors - 0.0% (a)
LKQ Corp. *	2,069	78,519

Diversified Consumer Services - 0.0% (a)
Graham Holdings Co., Class B	215	129,484

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *	18,468	3,683,997

Electric Utilities - 2.3%
Exelon Corp.	112,308	4,381,135
Great Plains Energy, Inc.	1,921	61,068

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE

Electric Utilities - 2.3% (continued)
NextEra Energy, Inc.	2,054	$335,480
Pinnacle West Capital Corp.	15,375	1,226,925
Xcel Energy, Inc.	2,993	136,122

		6,140,730

Electrical Equipment - 0.1%
Eaton Corp. plc	1,990	159,021

Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics, Inc. *	5,338	411,133
CDW Corp.	2,471	173,736
Coherent, Inc. *	3,238	606,801
Corning, Inc.	3,782	105,442
Dolby Laboratories, Inc., Class A	1,847	117,396
IPG Photonics Corp. *	1,745	407,248
Jabil, Inc.	8,985	258,139

		2,079,895

Equity Real Estate Investment Trusts (REITs) - 2.7%
American Tower Corp.	4,169	605,922
AvalonBay Communities, Inc.	1,100	180,906
Boston Properties, Inc.	2,674	329,490
Crown Castle International Corp.	3,611	395,802
Digital Realty Trust, Inc.	5,753	606,251
Equinix, Inc.	908	379,671
Equity Residential	6,814	419,879
Essex Property Trust, Inc.	523	125,876
GGP, Inc.	8,721	178,432
Host Hotels & Resorts, Inc.	12,303	229,328
Prologis, Inc.	8,185	515,573
Public Storage	5,366	1,075,293
Realty Income Corp.	9,971	515,800
SBA Communications Corp. *	711	121,524
Simon Property Group, Inc.	4,473	690,407
Ventas, Inc.	8,320	412,089
Welltower, Inc.	4,123	224,415
Weyerhaeuser Co.	4,966	173,810

		7,180,468

Food & Staples Retailing - 1.2%
Walmart, Inc.	34,967	3,111,014

Food Products - 1.4%
Archer-Daniels-Midland Co.	8,762	380,008
Bunge Ltd.	1,179	87,175
Ingredion, Inc.	6,808	877,687
Pilgrim’s Pride Corp. *	28,941	712,238
Tyson Foods, Inc., Class A	21,976	1,608,424

		3,665,532

Health Care Equipment & Supplies - 1.5%
Align Technology, Inc. *	1,687	423,656
Baxter International, Inc.	19,226	1,250,459
Cooper Cos., Inc. (The)	336	76,880
Danaher Corp.	7,249	709,750
Medtronic plc	16,000	1,283,520
Varian Medical Systems, Inc. *	1,297	159,077
Zimmer Biomet Holdings, Inc.	932	101,625

		4,004,967

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 3.7%
Aetna, Inc.	3,078	$520,182
Anthem, Inc.	7,633	1,676,970
Centene Corp. *	7,308	781,006
Cigna Corp.	3,267	548,007
Express Scripts Holding Co. *	5,708	394,309
Humana, Inc.	5,965	1,603,571
LifePoint Health, Inc. *	1,548	72,756
McKesson Corp.	919	129,459
UnitedHealth Group, Inc.	7,879	1,686,106
WellCare Health Plans, Inc. *	11,523	2,231,198

		9,643,564

Hotels, Restaurants & Leisure - 2.7%
Carnival Corp.	26,858	1,761,348
Darden Restaurants, Inc.	15,496	1,321,034
Hilton Grand Vacations, Inc. *	9,193	395,483
Las Vegas Sands Corp.	2,669	191,901
McDonald’s Corp.	1,933	302,282
Norwegian Cruise Line Holdings Ltd. *	7,668	406,174
Royal Caribbean Cruises Ltd.	21,191	2,495,028
Wyndham Worldwide Corp.	1,323	151,391

		7,024,641

Household Durables - 0.9%
DR Horton, Inc.	12,581	551,551
NVR, Inc. *	151	422,800
PulteGroup, Inc.	15,185	447,806
Toll Brothers, Inc.	21,316	921,917

		2,344,074

Household Products - 0.1%
Procter & Gamble Co. (The)	1,987	157,529

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp. *	7,299	152,038

Industrial Conglomerates - 0.1%
3M Co.	1,376	302,060

Insurance - 5.2%
Aflac, Inc.	32,218	1,409,860
Allstate Corp. (The)	24,051	2,280,035
American Financial Group, Inc.	6,145	689,592
Assurant, Inc.	2,636	240,957
Assured Guaranty Ltd.	33,513	1,213,170
Chubb Ltd.	7,280	995,685
CNA Financial Corp.	1,634	80,638
Everest Re Group Ltd.	4,250	1,091,485
First American Financial Corp.	9,482	556,404
FNF Group	14,140	565,883
Old Republic International Corp.	31,006	665,079
Prudential Financial, Inc.	4,330	448,371
Reinsurance Group of America, Inc.	8,108	1,248,632
Travelers Cos., Inc. (The)	14,631	2,031,660
Unum Group	2,416	115,026

		13,632,477

Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. *	3,904	5,650,415
Booking Holdings, Inc. *	240	499,294

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Internet & Direct Marketing Retail - 3.1% (continued)
Liberty Interactive Corp. QVC Group, Class A *	24,640	$620,189
Netflix, Inc. *	3,609	1,065,918
TripAdvisor, Inc. *	7,241	296,084

		8,131,900

Internet Software & Services - 6.3%
Akamai Technologies, Inc. *	14,805	1,050,859
Alphabet, Inc., Class A *	3,130	3,246,248
Alphabet, Inc., Class C *	2,893	2,984,968
eBay, Inc. *	69,098	2,780,504
Facebook, Inc., Class A *	30,265	4,836,044
IAC/InterActiveCorp *	6,383	998,174
Twitter, Inc. *	13,734	398,423
VeriSign, Inc. *	1,127	133,617

		16,428,837

IT Services - 3.0%
Accenture plc, Class A	7,680	1,178,880
Amdocs Ltd.	7,058	470,910
Booz Allen Hamilton Holding Corp.	7,483	289,742
Cognizant Technology Solutions Corp., Class A	9,488	763,784
DXC Technology Co.	4,000	402,120
Euronet Worldwide, Inc. *	2,461	194,222
International Business Machines Corp.	18,084	2,774,628
Leidos Holdings, Inc.	1,612	105,425
Total System Services, Inc.	8,174	705,089
Visa, Inc., Class A (b)	8,619	1,031,005

		7,915,805

Life Sciences Tools & Services - 0.4%
Charles River Laboratories International, Inc. *	3,517	375,405
Mettler-Toledo International, Inc. *	173	99,480
Thermo Fisher Scientific, Inc.	1,969	406,520
Waters Corp. *	374	74,295

		955,700

Machinery - 2.1%
Allison Transmission Holdings, Inc.	10,978	428,801
Caterpillar, Inc.	1,367	201,469
Cummins, Inc.	6,483	1,050,830
Deere & Co.	4,731	734,819
Ingersoll-Rand plc	2,842	243,019
Oshkosh Corp.	23,512	1,816,772
Stanley Black & Decker, Inc.	2,037	312,068
Toro Co. (The)	1,881	117,468
Trinity Industries, Inc.	15,417	503,057

		5,408,303

Media - 1.7%
Comcast Corp., Class A	32,346	1,105,263
John Wiley & Sons, Inc., Class A	3,466	220,784
Lions Gate Entertainment Corp., Class A	2,797	72,247
Time Warner, Inc.	5,444	514,894
Twenty-First Century Fox, Inc., Class A	9,941	364,735
Viacom, Inc., Class B	30,635	951,523
Walt Disney Co. (The)	12,462	1,251,683

		4,481,129

INVESTMENTS	SHARES	VALUE
Metals & Mining - 0.5%
Alcoa Corp. *	14,004	$629,620
Freeport-McMoRan, Inc. *	14,112	247,948
Steel Dynamics, Inc.	8,267	365,566

		1,243,134

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Annaly Capital Management, Inc.	23,143	241,381

Multiline Retail - 0.8%
Kohl’s Corp.	14,310	937,448
Target Corp.	16,974	1,178,505

		2,115,953

Multi-Utilities - 2.4%
Ameren Corp.	32,260	1,826,884
Consolidated Edison, Inc.	37,669	2,935,922
DTE Energy Co.	4,544	474,393
Public Service Enterprise Group, Inc.	18,405	924,667

		6,161,866

Oil, Gas & Consumable Fuels - 2.4%
Antero Resources Corp. *	3,842	76,264
CNX Resources Corp. *	22,157	341,883
CONSOL Energy, Inc. *	3,025	87,634
HollyFrontier Corp.	26,702	1,304,660
Marathon Petroleum Corp.	10,502	767,801
Murphy Oil Corp.	4,112	106,254
PBF Energy, Inc., Class A	42,131	1,428,241
Pioneer Natural Resources Co.	794	136,393
Southwestern Energy Co. *	69,384	300,433
Valero Energy Corp.	18,829	1,746,766

		6,296,329

Personal Products - 0.8%
Estee Lauder Cos., Inc. (The), Class A	13,033	1,951,301
Nu Skin Enterprises, Inc., Class A	1,653	121,842

		2,073,143

Pharmaceuticals - 2.3%
Johnson & Johnson	22,914	2,936,429
Mylan NV *	15,438	635,582
Pfizer, Inc.	66,973	2,376,872

		5,948,883

Professional Services - 0.2%
ManpowerGroup, Inc.	2,868	330,107
Robert Half International, Inc.	2,338	135,347

		465,454

Road & Rail - 0.5%
CSX Corp.	5,373	299,330
Norfolk Southern Corp.	991	134,558
Union Pacific Corp.	6,503	874,198

		1,308,086

Semiconductors & Semiconductor Equipment - 6.3%
Applied Materials, Inc.	43,383	2,412,529
First Solar, Inc. *	2,397	170,139
Intel Corp.	78,238	4,074,635
Lam Research Corp.	7,714	1,567,176

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 6.3% (continued)
Micron Technology, Inc. *	73,402	$3,827,180
NVIDIA Corp.	6,312	1,461,796
ON Semiconductor Corp. *	18,196	445,074
Qorvo, Inc. *	2,511	176,900
Skyworks Solutions, Inc.	4,722	473,428
Teradyne, Inc.	3,157	144,307
Texas Instruments, Inc.	15,716	1,632,735

		16,385,899

Software - 5.1%
Activision Blizzard, Inc.	26,354	1,777,841
Adobe Systems, Inc. *	2,984	644,783
CA, Inc.	10,632	360,425
Cadence Design Systems, Inc. *	3,460	127,224
Citrix Systems, Inc. *	3,148	292,134
Dell Technologies, Inc., Class V *	1,012	74,089
Electronic Arts, Inc. *	8,700	1,054,788
Manhattan Associates, Inc. *	7,700	322,476
Microsoft Corp.	58,658	5,353,716
Oracle Corp.	33,835	1,547,951
Symantec Corp.	6,171	159,520
Synopsys, Inc. *	1,007	83,823
VMware, Inc., Class A *	11,650	1,412,795
Zynga, Inc., Class A *	34,181	125,102

		13,336,667

Specialty Retail - 2.8%
Best Buy Co., Inc.	39,734	2,780,983
Gap, Inc. (The)	18,676	582,691
Home Depot, Inc. (The)	10,523	1,875,620
Lowe’s Cos., Inc.	3,687	323,534
Ross Stores, Inc.	2,434	189,803
Sally Beauty Holdings, Inc. *	4,554	74,913
Signet Jewelers Ltd.	21,086	812,233
Williams-Sonoma, Inc. (b)	11,418	602,414

		7,242,191

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	48,411	8,122,398
HP, Inc.	33,050	724,456
NetApp, Inc.	3,703	228,438
Western Digital Corp.	17,848	1,646,835

		10,722,127

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	3,957	411,924
Michael Kors Holdings Ltd. *	19,329	1,199,944
PVH Corp.	1,360	205,945
Ralph Lauren Corp.	2,157	241,152
Skechers U.S.A., Inc., Class A *	8,894	345,888

		2,404,853

Thrifts & Mortgage Finance - 0.0% (a)
New York Community Bancorp, Inc.	5,186	67,574

Tobacco - 0.9%
Altria Group, Inc.	18,086	1,127,120
Philip Morris International, Inc.	13,396	1,331,562

		2,458,682

INVESTMENTS	SHARES	VALUE
Trading Companies & Distributors - 0.4%
Air Lease Corp.	7,626	$325,020
United Rentals, Inc. *	4,263	736,348

		1,061,368

TOTAL COMMON STOCKS (Cost $200,321,697)		252,248,361

EXCHANGE TRADED FUNDS - 2.5%
SPDR S&P 500 ETF Trust
(Cost $5,657,218)	25,147	6,617,433

SHORT-TERM INVESTMENTS - 1.5%

Investment Companies - 1.5%
Limited Purpose Cash Investment Fund, 1.53% (2)(c)
(Cost $3,879,264)	3,880,523	3,879,747

SECURITIES LENDING COLLATERAL - 0.2%

Investment Companies - 0.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55% (2)(c)(d)	64,330	64,330
Limited Purpose Cash Investment Fund 1.53% (2)(c)(d)	480,812	480,812

TOTAL SECURITIES LENDING COLLATERAL (Cost $545,142)		545,142

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.6% (Cost $210,403,321)		263,290,683

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(1,617,023)

NET ASSETS - 100.0%		$261,673,660

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$36,210,378	13.8%
Consumer Staples	13,084,890	5.0
Energy	6,296,329	2.4
Exchange Traded Funds	6,617,433	2.5
Financials	41,305,003	15.8
Health Care	28,577,462	10.9
Industrials	28,223,678	10.8
Information Technology	69,437,193	26.6
Materials	9,478,325	3.6
Real Estate	7,180,468	2.7
Utilities	12,454,635	4.8
Short-Term Investments	3,879,747	1.5
Securities Lending Collateral	545,142	0.2

Total Investments In Securities At Value	263,290,683	100.6
Liabilities in Excess of Other Assets	(1,617,023)	(0.6)

Net Assets	$261,673,660	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $1,463,236.
(c)	Represents 7-day effective yield as of March 31, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $926,349 was received (See Note 3).

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Abbreviations

SPDR - Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.8%

Aerospace & Defense - 1.2%
Curtiss-Wright Corp.	441	$59,566
Ducommun, Inc. *	919	27,919
Esterline Technologies Corp. *	972	71,102
Moog, Inc., Class A *	620	51,094
National Presto Industries, Inc. (a)	153	14,344
Vectrus, Inc. *	4,265	158,828

		382,853

Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. *	1,399	32,625
Atlas Air Worldwide Holdings, Inc. *	792	47,876
Forward Air Corp.	437	23,100
Hub Group, Inc., Class A *	1,682	70,392

		173,993

Airlines - 0.2%
Allegiant Travel Co.	100	17,255
Hawaiian Holdings, Inc.	353	13,661
SkyWest, Inc.	613	33,347

		64,263

Auto Components - 2.3%
American Axle & Manufacturing Holdings, Inc. *	7,446	113,328
Cooper Tire & Rubber Co.	1,995	58,453
Cooper-Standard Holdings, Inc. *	1,859	228,304
Dana, Inc.	5,451	140,418
Dorman Products, Inc. *	160	10,594
LCI Industries	274	28,537
Stoneridge, Inc. *	2,663	73,499
Tenneco, Inc.	798	43,786
Tower International, Inc.	1,430	39,682

		736,601

Automobiles - 0.0% (b)
Winnebago Industries, Inc.	192	7,219

Banks - 6.5%
1st Source Corp.	596	30,170
Ameris Bancorp	295	15,605
BancFirst Corp.	454	24,107
BancorpSouth Bank	1,587	50,467
Berkshire Hills Bancorp, Inc.	450	17,077
Brookline Bancorp, Inc.	960	15,552
Cathay General Bancorp	2,831	113,183
CenterState Bank Corp.	1,055	27,989
Chemical Financial Corp.	260	14,217
City Holding Co.	216	14,809
Columbia Banking System, Inc.	643	26,974
Community Trust Bancorp, Inc.	222	10,034
Customers Bancorp, Inc. *	571	16,645
Eagle Bancorp, Inc. *	826	49,436
Enterprise Financial Services Corp.	779	36,535
FCB Financial Holdings, Inc., Class A *	169	8,636
Fidelity Southern Corp.	888	20,486
First Busey Corp.	462	13,731
First Citizens BancShares, Inc., Class A	303	125,212
First Commonwealth Financial Corp.	899	12,703

INVESTMENTS	SHARES	VALUE
Banks - 6.5% (continued)
First Financial Bancorp	386	$11,329
First Financial Corp.	197	8,195
First Interstate BancSystem, Inc., Class A	1,693	66,958
First Merchants Corp.	1,693	70,598
First Midwest Bancorp, Inc.	601	14,779
Flushing Financial Corp.	605	16,311
Fulton Financial Corp.	5,301	94,093
Great Southern Bancorp, Inc.	382	19,081
Great Western Bancorp, Inc.	2,451	98,702
Hancock Holding Co.	1,046	54,078
Hanmi Financial Corp.	414	12,730
Heartland Financial USA, Inc.	1,081	57,347
Heritage Financial Corp.	437	13,372
Hilltop Holdings, Inc.	795	18,651
Hope Bancorp, Inc.	603	10,969
Independent Bank Corp./MA	364	26,044
Independent Bank Group, Inc.	221	15,625
International Bancshares Corp.	2,380	92,582
LegacyTexas Financial Group, Inc.	1,077	46,117
MB Financial, Inc.	1,415	57,279
Midland States Bancorp, Inc.	480	15,149
NBT Bancorp, Inc.	1,108	39,312
Old National Bancorp	1,544	26,094
Preferred Bank	505	32,421
Renasant Corp.	507	21,578
Sandy Spring Bancorp, Inc.	415	16,085
ServisFirst Bancshares, Inc.	2,223	90,743
Simmons First National Corp., Class A	1,325	37,696
Texas Capital Bancshares, Inc. *	682	61,312
Towne Bank	394	11,268
TriCo Bancshares	365	13,585
Trustmark Corp.	1,520	47,363
UMB Financial Corp.	154	11,148
Umpqua Holdings Corp.	1,836	39,309
WesBanco, Inc.	277	11,717
Wintrust Financial Corp.	1,575	135,529

		2,058,717

Beverages - 1.8%
Boston Beer Co., Inc. (The), Class A *	895	169,200
Coca-Cola Bottling Co. Consolidated	256	44,203
Craft Brew Alliance, Inc. *	676	12,574
MGP Ingredients, Inc.	1,367	122,469
National Beverage Corp. (a)	2,445	217,654

		566,100

Biotechnology - 5.9%
Abeona Therapeutics, Inc. *	571	8,194
Acorda Therapeutics, Inc. *	1,440	34,056
Amicus Therapeutics, Inc. *	1,954	29,388
AnaptysBio, Inc. *	268	27,893
Array BioPharma, Inc. *	2,096	34,207
Avexis, Inc. *	370	45,725
BioSpecifics Technologies Corp. *	877	38,886
Bluebird Bio, Inc. *	712	121,574
Blueprint Medicines Corp. *	549	50,343
Calithera Biosciences, Inc. *	4,538	28,589
Clovis Oncology, Inc. *	479	25,291
Conatus Pharmaceuticals, Inc. *	5,261	30,882

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 5.9% (continued)
Concert Pharmaceuticals, Inc. *	1,598	$36,594
Eagle Pharmaceuticals, Inc. *(a)	1,153	60,752
Emergent BioSolutions, Inc. *	4,569	240,558
Enanta Pharmaceuticals, Inc. *	516	41,750
Esperion Therapeutics, Inc. *	458	33,127
Exact Sciences Corp. *	3,420	137,929
FibroGen, Inc. *	529	24,440
Foundation Medicine, Inc. *	277	21,814
Global Blood Therapeutics, Inc. *	265	12,799
Halozyme Therapeutics, Inc. *	1,617	31,677
Insmed, Inc. *	1,004	22,610
Ligand Pharmaceuticals, Inc. *	216	35,675
Loxo Oncology, Inc. *	197	22,728
Momenta Pharmaceuticals, Inc. *	1,028	18,658
Myriad Genetics, Inc. *	4,309	127,331
PDL BioPharma, Inc. *	25,215	74,132
Portola Pharmaceuticals, Inc. *	648	21,164
Prothena Corp. plc (Ireland) *	347	12,738
Puma Biotechnology, Inc. *	386	26,267
Repligen Corp. *	3,489	126,232
Sage Therapeutics, Inc. *	717	115,487
Sarepta Therapeutics, Inc. *	863	63,940
Spectrum Pharmaceuticals, Inc. *	4,269	68,688

		1,852,118

Building Products - 1.5%
American Woodmark Corp. *	589	57,987
Apogee Enterprises, Inc.	1,640	71,094
Builders FirstSource, Inc. *	3,824	75,868
Continental Building Products, Inc. *	491	14,018
JELD-WEN Holding, Inc. *	976	29,885
Patrick Industries, Inc. *	1,741	107,681
Ply Gem Holdings, Inc. *	539	11,642
Simpson Manufacturing Co., Inc.	294	16,932
Universal Forest Products, Inc.	2,400	77,880

		462,987

Capital Markets - 1.2%
Cohen & Steers, Inc.	1,470	59,770
Evercore, Inc., Class A	611	53,279
INTL. FCStone, Inc. *	473	20,188
Stifel Financial Corp.	1,508	89,319
Waddell & Reed Financial, Inc., Class A (a)	7,161	144,724

		367,280

Chemicals - 2.0%
AdvanSix, Inc. *	1,556	54,118
American Vanguard Corp.	513	10,362
Chase Corp.	349	40,641
Flotek Industries, Inc. *	1,419	8,656
FutureFuel Corp.	1,637	19,628
Ingevity Corp. *	517	38,098
Innospec, Inc.	465	31,899
Kronos Worldwide, Inc.	5,025	113,565
Minerals Technologies, Inc.	207	13,859
PolyOne Corp.	327	13,904
Rayonier Advanced Materials, Inc.	1,022	21,942
Stepan Co.	785	65,296
Trinseo SA	2,424	179,497

INVESTMENTS	SHARES	VALUE
Chemicals - 2.0% (continued)
Tronox Ltd., Class A	864	$15,932

		627,397

Commercial Services & Supplies - 1.8%
ACCO Brands Corp.	7,255	91,050
Brink’s Co. (The)	652	46,520
Deluxe Corp.	973	72,012
Ennis, Inc.	4,365	85,991
Herman Miller, Inc.	1,687	53,900
HNI Corp.	324	11,693
Hudson Technologies, Inc. *	4,762	23,524
Interface, Inc.	2,374	59,825
Kimball International, Inc., Class B	1,589	27,077
Quad/Graphics, Inc.	798	20,229
Steelcase, Inc., Class A	1,752	23,827
Tetra Tech, Inc.	213	10,426
UniFirst Corp.	160	25,864
Viad Corp.	484	25,386

		577,324

Communications Equipment - 0.4%
Applied Optoelectronics, Inc. *(a)	2,474	61,998
Finisar Corp. *	816	12,901
InterDigital, Inc.	210	15,456
Plantronics, Inc.	234	14,127
Ubiquiti Networks, Inc. *(a)	342	23,530

		128,012

Construction & Engineering - 1.2%
Argan, Inc.	1,053	45,226
Comfort Systems USA, Inc.	778	32,093
Dycom Industries, Inc. *	687	73,942
EMCOR Group, Inc.	2,083	162,328
MasTec, Inc. *	1,002	47,144
Primoris Services Corp.	453	11,316

		372,049

Construction Materials - 0.1%
Summit Materials, Inc., Class A *	1,368	41,423
US Concrete, Inc. *	110	6,644

		48,067

Consumer Finance - 1.5%
EZCORP, Inc., Class A *	1,187	15,668
FirstCash, Inc.	1,168	94,900
Green Dot Corp., Class A *	2,047	131,336
LendingClub Corp. *	4,111	14,389
Nelnet, Inc., Class A	1,981	103,824
PRA Group, Inc. *	433	16,454
World Acceptance Corp. *	1,060	111,618

		488,189

Distributors - 0.0% (b)
Core-Mark Holding Co., Inc.	182	3,869

Diversified Consumer Services - 2.4%
Adtalem Global Education, Inc. *	4,885	232,282
American Public Education, Inc. *	2,716	116,788
Capella Education Co.	405	35,377
Career Education Corp. *	1,079	14,178

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Diversified Consumer Services - 2.4% (continued)
Grand Canyon Education, Inc. *	2,043	$214,351
K12, Inc. *	733	10,394
Weight Watchers International, Inc. *	1,944	123,872

		747,242

Diversified Telecommunication Services - 0.2%
Vonage Holdings Corp. *	6,520	69,438

Electric Utilities - 0.2%
Spark Energy, Inc., Class A (a)	4,893	57,982

Electrical Equipment - 0.5%
Atkore International Group, Inc. *	697	13,835
Encore Wire Corp.	284	16,103
EnerSys	337	23,378
Sunrun, Inc. *(a)	10,665	95,238

		148,554

Electronic Equipment, Instruments & Components - 2.5%
AVX Corp.	825	13,654
Benchmark Electronics, Inc.	952	28,417
Control4 Corp. *	1,472	31,619
Electro Scientific Industries, Inc. *	2,787	53,873
ePlus, Inc. *	812	63,092
Fabrinet (Thailand) *	296	9,289
Insight Enterprises, Inc. *	755	26,372
KEMET Corp. *	3,493	63,328
Kimball Electronics, Inc. *	674	10,885
Methode Electronics, Inc.	2,163	84,573
PCM, Inc. *	1,392	11,554
Plexus Corp. *	496	29,626
Rogers Corp. *	558	66,703
Sanmina Corp. *	2,166	56,641
SYNNEX Corp.	277	32,797
Tech Data Corp. *	902	76,787
TTM Technologies, Inc. *	5,642	86,266
Vishay Intertechnology, Inc.	2,321	43,171

		788,647

Energy Equipment & Services - 0.4%
Fairmount Santrol Holdings, Inc. *	2,124	9,027
McDermott International, Inc. *	6,480	39,463
Smart Sand, Inc. *	2,117	12,321
Unit Corp. *	604	11,935
US Silica Holdings, Inc. (a)	2,186	55,787

		128,533

Equity Real Estate Investment Trusts (REITs) - 5.1%
Acadia Realty Trust	1,631	40,123
Agree Realty Corp.	839	40,306
Alexander & Baldwin, Inc.	767	17,741
American Assets Trust, Inc.	543	18,142
CareTrust REIT, Inc.	1,659	22,231
Chesapeake Lodging Trust	765	21,275
Cousins Properties, Inc.	4,398	38,175
DiamondRock Hospitality Co.	4,030	42,073
EastGroup Properties, Inc.	408	33,725
Education Realty Trust, Inc.	774	25,348
First Industrial Realty Trust, Inc.	1,565	45,745

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 5.1% (continued)
Four Corners Property Trust, Inc.	2,206	$50,937
Franklin Street Properties Corp.	2,471	20,781
GEO Group, Inc. (The)	2,602	53,263
Global Net Lease, Inc.	840	14,179
Government Properties Income Trust	2,069	28,262
Gramercy Property Trust	2,337	50,783
Healthcare Realty Trust, Inc.	1,651	45,749
Kite Realty Group Trust	1,564	23,820
LaSalle Hotel Properties	1,494	43,341
Lexington Realty Trust	3,470	27,309
LTC Properties, Inc.	970	36,860
Mack-Cali Realty Corp.	1,735	28,992
Monmouth Real Estate Investment Corp.	2,604	39,164
National Health Investors, Inc.	742	49,929
National Storage Affiliates Trust	985	24,704
Pebblebrook Hotel Trust	1,063	36,514
Physicians Realty Trust	3,223	50,182
PotlatchDeltic Corp.	748	38,933
PS Business Parks, Inc.	158	17,860
QTS Realty Trust, Inc., Class A	828	29,990
Quality Care Properties, Inc. *	1,994	38,743
Retail Opportunity Investments Corp.	2,076	36,683
Rexford Industrial Realty, Inc.	1,175	33,828
RLJ Lodging Trust	2,059	40,027
Ryman Hospitality Properties, Inc.	689	53,363
Sabra Health Care REIT, Inc.	2,999	52,932
Select Income REIT	922	17,961
STAG Industrial, Inc.	1,114	26,647
Summit Hotel Properties, Inc.	2,091	28,458
Sunstone Hotel Investors, Inc.	3,628	55,218
Terreno Realty Corp.	1,043	35,994
Universal Health Realty Income Trust	126	7,573
Urban Edge Properties	1,525	32,559
Washington Prime Group, Inc.	4,119	27,474
Washington REIT	1,244	33,961
Xenia Hotels & Resorts, Inc.	1,802	35,535

		1,613,392

Food & Staples Retailing - 0.1%
Ingles Markets, Inc., Class A	436	14,759
Weis Markets, Inc.	629	25,776

		40,535

Food Products - 1.0%
Darling Ingredients, Inc. *	1,569	27,144
John B Sanfilippo & Son, Inc.	1,004	58,101
Sanderson Farms, Inc.	1,985	236,255

		321,500

Gas Utilities - 0.6%
ONE Gas, Inc.	1,128	74,471
Southwest Gas Holdings, Inc. *	943	63,775
WGL Holdings, Inc.	625	52,281

		190,527

Health Care Equipment & Supplies - 2.4%
Anika Therapeutics, Inc. *	509	25,307
Cutera, Inc. *	249	12,512
Globus Medical, Inc., Class A *	4,292	213,827

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 2.4% (continued)
Haemonetics Corp. *	774	$56,626
Heska Corp. *	308	24,353
ICU Medical, Inc. *	129	32,559
Inogen, Inc. *	296	36,361
Insulet Corp. *	173	14,996
Integer Holdings Corp. *	185	10,462
iRadimed Corp. *	102	1,438
Lantheus Holdings, Inc. *	4,990	79,341
LeMaitre Vascular, Inc.	647	23,441
Masimo Corp. *	1,225	107,739
Merit Medical Systems, Inc. *	1,233	55,916
Novocure Ltd. *	467	10,181
NxStage Medical, Inc. *	937	23,294
OraSure Technologies, Inc. *	921	15,556
Pulse Biosciences, Inc. *(a)	726	9,823

		753,732

Health Care Providers & Services - 2.2%
Aceto Corp.	1,220	9,272
Amedisys, Inc. *	1,010	60,943
AMN Healthcare Services, Inc. *	3,796	215,423
Chemed Corp.	304	82,949
Diplomat Pharmacy, Inc. *	2,698	54,365
Magellan Health, Inc. *	187	20,028
Molina Healthcare, Inc. *	1,557	126,397
Select Medical Holdings Corp. *	871	15,025
Tivity Health, Inc. *	1,677	66,493
Triple-S Management Corp., Class B *	2,014	52,646

		703,541

Hotels, Restaurants & Leisure - 2.0%
Bloomin’ Brands, Inc.	1,971	47,856
Bojangles’, Inc. *	779	10,789
Brinker International, Inc.	1,313	47,399
Cracker Barrel Old Country Store, Inc. (a)	291	46,327
Dave & Buster’s Entertainment, Inc. *	1,721	71,834
Eldorado Resorts, Inc. *	1,760	58,080
ILG, Inc.	505	15,710
Marcus Corp. (The)	360	10,926
Marriott Vacations Worldwide Corp.	705	93,906
Penn National Gaming, Inc. *	3,783	99,342
Red Robin Gourmet Burgers, Inc. *	1,198	69,484
Ruth’s Hospitality Group, Inc.	1,008	24,646
Sonic Corp.	786	19,831
Texas Roadhouse, Inc.	529	30,566

		646,696

Household Durables - 1.9%
Bassett Furniture Industries, Inc.	396	12,019
Beazer Homes USA, Inc. *	763	12,170
Flexsteel Industries, Inc.	1,358	53,750
Hamilton Beach Brands Holding Co., Class A	1,568	33,273
Hooker Furniture Corp.	1,605	58,903
iRobot Corp. *	439	28,179
KB Home	2,196	62,476
La-Z-Boy, Inc.	3,449	103,298
M/I Homes, Inc. *	496	15,798
MDC Holdings, Inc.	3,011	84,067
Meritage Homes Corp. *	726	32,851

INVESTMENTS	SHARES	VALUE
Household Durables - 1.9% (continued)
Taylor Morrison Home Corp., Class A *	1,519	$35,362
TopBuild Corp. *	772	59,073
ZAGG, Inc. *	1,173	14,311

		605,530

Insurance - 5.0%
American Equity Investment Life Holding Co.	4,847	142,308
AMERISAFE, Inc.	400	22,100
Argo Group International Holdings Ltd.	172	9,873
CNO Financial Group, Inc.	6,430	139,338
Employers Holdings, Inc.	3,538	143,112
Enstar Group Ltd. *	107	22,497
FBL Financial Group, Inc., Class A	241	16,713
Genworth Financial, Inc., Class A *	7,815	22,116
Heritage Insurance Holdings, Inc. (a)	1,800	27,288
Horace Mann Educators Corp.	702	30,011
James River Group Holdings Ltd.	384	13,621
Kemper Corp.	403	22,971
National General Holdings Corp.	482	11,717
National Western Life Group, Inc., Class A	318	96,952
Navigators Group, Inc. (The)	355	20,466
Primerica, Inc.	3,047	294,340
Selective Insurance Group, Inc.	1,957	118,790
Third Point Reinsurance Ltd. *	6,611	92,223
Trupanion, Inc. *	1,403	41,936
Universal Insurance Holdings, Inc.	8,880	283,272

		1,571,644

Internet & Direct Marketing Retail - 1.0%
1-800-Flowers.com, Inc., Class A *	3,766	44,439
Groupon, Inc. *	22,730	98,648
Nutrisystem, Inc.	3,511	94,621
PetMed Express, Inc. (a)	1,726	72,060
Shutterfly, Inc. *	258	20,963

		330,731

Internet Software & Services - 3.1%
Alarm.com Holdings, Inc. *	1,061	40,042
Appfolio, Inc., Class A *	315	12,868
Blucora, Inc. *	1,792	44,083
Care.com, Inc. *	572	9,306
Cars.com, Inc. *	999	28,302
Etsy, Inc. *	3,402	95,460
GrubHub, Inc. *(a)	2,605	264,329
j2 Global, Inc.	1,942	153,263
Meet Group, Inc. (The) *	8,317	17,383
NIC, Inc.	1,048	13,938
Nutanix, Inc., Class A *	289	14,193
Shutterstock, Inc. *	884	42,565
Stamps.com, Inc. *	748	150,385
Trade Desk, Inc. (The), Class A *	387	19,203
Web.com Group, Inc. *	615	11,132
Yelp, Inc. *	1,226	51,185

		967,637

IT Services - 1.7%
CACI International, Inc., Class A *	371	56,151
Convergys Corp.	4,838	109,435

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
IT Services - 1.7% (continued)
Hackett Group, Inc. (The)	2,379	$38,207
MAXIMUS, Inc.	1,327	88,564
MoneyGram International, Inc. *	1,338	11,534
Sykes Enterprises, Inc. *	3,059	88,527
Syntel, Inc. *	3,111	79,424
Travelport Worldwide Ltd.	2,312	37,778
TTEC Holdings, Inc.	763	23,424

		533,044

Leisure Products - 1.0%
Johnson Outdoors, Inc., Class A	2,942	182,404
MCBC Holdings, Inc. *	1,437	36,212
Nautilus, Inc. *	4,275	57,499
Sturm Ruger & Co., Inc.	945	49,613

		325,728

Life Sciences Tools & Services - 0.2%
Cambrex Corp. *	1,145	59,884

Machinery - 3.1%
Alamo Group, Inc.	905	99,459
Altra Industrial Motion Corp.	302	13,877
Astec Industries, Inc.	615	33,936
Barnes Group, Inc.	1,408	84,325
Columbus McKinnon Corp.	1,084	38,851
EnPro Industries, Inc.	310	23,988
Federal Signal Corp.	721	15,876
FreightCar America, Inc.	704	9,434
Global Brass & Copper Holdings, Inc.	905	30,272
Greenbrier Cos., Inc. (The)	2,523	126,781
Hillenbrand, Inc.	567	26,025
Hyster-Yale Materials Handling, Inc.	327	22,867
John Bean Technologies Corp.	342	38,783
Kadant, Inc.	399	37,705
Kennametal, Inc.	363	14,578
Lydall, Inc. *	355	17,129
Meritor, Inc. *	9,214	189,440
Proto Labs, Inc. *	126	14,811
Spartan Motors, Inc.	3,098	53,286
Wabash National Corp.	4,183	87,048

		978,471

Media - 1.2%
Entravision Communications Corp., Class A	10,078	47,366
Gannett Co., Inc.	6,457	64,441
GCI Liberty, Inc., Class A *	330	17,444
Gray Television, Inc. *	8,944	113,589
Meredith Corp.	265	14,257
MSG Networks, Inc., Class A *	3,978	89,903
New York Times Co. (The), Class A	809	19,497
Scholastic Corp.	317	12,312

		378,809

Metals & Mining - 0.3%
Cleveland-Cliffs, Inc. *	9,478	65,872
Worthington Industries, Inc.	605	25,967

		91,839

INVESTMENTS	SHARES	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Apollo Commercial Real Estate Finance, Inc.	1,855	$33,353
Capstead Mortgage Corp.	1,660	14,359
CYS Investments, Inc.	5,712	38,385
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,329	25,915
Invesco Mortgage Capital, Inc.	3,132	51,302
PennyMac Mortgage Investment Trust	243	4,381
Redwood Trust, Inc.	2,616	40,470

		208,165

Multiline Retail - 0.1%
Big Lots, Inc.	563	24,507

Multi-Utilities - 0.4%
Avista Corp.	935	47,919
Black Hills Corp.	573	31,114
NorthWestern Corp.	698	37,552

		116,585

Oil, Gas & Consumable Fuels - 1.1%
Arch Coal, Inc., Class A	1,914	175,858
Jones Energy, Inc., Class A *	6,813	5,450
NACCO Industries, Inc., Class A	311	10,216
Peabody Energy Corp.	1,687	61,576
REX American Resources Corp. *	464	33,779
SandRidge Energy, Inc. *	2,411	34,984
W&T Offshore, Inc. *	3,885	17,211

		339,074

Paper & Forest Products - 1.4%
Boise Cascade Co.	2,748	106,073
KapStone Paper and Packaging Corp.	1,268	43,505
Louisiana-Pacific Corp.	8,164	234,878
Neenah, Inc.	279	21,873
PH Glatfelter Co.	622	12,770
Verso Corp., Class A *	1,832	30,851

		449,950

Personal Products - 0.7%
Medifast, Inc.	219	20,466
Natural Health Trends Corp.	1,126	21,405
USANA Health Sciences, Inc. *	2,021	173,604

		215,475

Pharmaceuticals - 3.1%
Aerie Pharmaceuticals, Inc. *	274	14,864
ANI Pharmaceuticals, Inc. *	292	17,000
Catalent, Inc. *	2,852	117,103
Corcept Therapeutics, Inc. *(a)	7,049	115,956
Horizon Pharma plc *	1,793	25,461
Innoviva, Inc. *(a)	4,650	77,516
Lannett Co., Inc. *(a)	4,215	67,651
MyoKardia, Inc. *	398	19,422
Nektar Therapeutics *	2,886	306,666
Pacira Pharmaceuticals, Inc. *	1,419	44,202
Phibro Animal Health Corp., Class A	1,471	58,399
Supernus Pharmaceuticals, Inc. *	2,289	104,836

		969,076

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Professional Services - 1.8%
Barrett Business Services, Inc.	1,074	$89,013
CBIZ, Inc. *	831	15,166
ICF International, Inc.	362	21,159
Insperity, Inc.	3,096	215,327
Kelly Services, Inc., Class A	1,684	48,903
Korn/Ferry International	558	28,787
On Assignment, Inc. *	801	65,586
RPX Corp.	1,714	18,323
TrueBlue, Inc. *	2,521	65,294
Willdan Group, Inc. *	461	13,069

		580,627

Real Estate Management & Development - 0.2%
HFF, Inc., Class A	1,456	72,363

Road & Rail - 1.5%
ArcBest Corp.	915	29,326
Avis Budget Group, Inc. *	2,136	100,050
Knight-Swift Transportation Holdings, Inc.	706	32,483
Marten Transport Ltd.	1,375	31,350
Saia, Inc. *	2,814	211,472
Werner Enterprises, Inc.	1,491	54,422

		459,103

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries, Inc. *	2,608	166,651
Alpha & Omega Semiconductor Ltd. *	908	14,029
Ambarella, Inc. *	263	12,884
Amkor Technology, Inc. *	11,495	116,444
AXT, Inc. *	1,243	9,012
Brooks Automation, Inc.	1,587	42,976
Cabot Microelectronics Corp.	1,094	117,178
Cirrus Logic, Inc. *	3,368	136,842
Entegris, Inc.	4,311	150,023
Ichor Holdings Ltd. *	1,573	38,082
Integrated Device Technology, Inc. *	1,046	31,966
MKS Instruments, Inc.	1,640	189,666
Monolithic Power Systems, Inc.	99	11,461
Photronics, Inc. *	1,645	13,571
Power Integrations, Inc.	244	16,677
Rudolph Technologies, Inc. *	1,473	40,802
Silicon Laboratories, Inc. *	414	37,219
SunPower Corp. *(a)	2,814	22,456
Synaptics, Inc. *	1,697	77,604
Ultra Clean Holdings, Inc. *	3,194	61,485

		1,307,028

Software - 3.5%
ACI Worldwide, Inc. *	900	21,348
Aspen Technology, Inc. *	939	74,078
Blackbaud, Inc.	572	58,235
Callidus Software, Inc. *	993	35,698
Ebix, Inc.	1,820	135,590
Ellie Mae, Inc. *	472	43,396
Fair Isaac Corp. *	850	143,964
Imperva, Inc. *	420	18,186
MicroStrategy, Inc., Class A *	227	29,281
Mitek Systems, Inc. *	3,083	22,814
Paycom Software, Inc. *(a)	1,238	132,949

INVESTMENTS	SHARES	VALUE
Software - 3.5% (continued)
Pegasystems, Inc.	1,654	$100,315
Progress Software Corp.	1,383	53,176
Qualys, Inc. *	1,577	114,727
RingCentral, Inc., Class A *	775	49,213
Synchronoss Technologies, Inc. *	1,583	16,701
Verint Systems, Inc. *	1,235	52,611
Zix Corp. *	3,931	16,785

		1,119,067

Specialty Retail - 2.8%
Aaron’s, Inc.	454	21,156
Asbury Automotive Group, Inc. *	552	37,260
Buckle, Inc. (The) (a)	3,083	68,288
Caleres, Inc.	1,977	66,427
Cato Corp. (The), Class A	2,006	29,568
Chico’s FAS, Inc.	4,738	42,832
Children’s Place, Inc. (The)	1,183	160,001
Citi Trends, Inc.	707	21,853
DSW, Inc., Class A	1,244	27,940
Finish Line, Inc. (The), Class A	7,570	102,498
Five Below, Inc. *	736	53,978
Genesco, Inc. *	863	35,038
Group 1 Automotive, Inc.	480	31,363
Haverty Furniture Cos., Inc.	511	10,297
Hibbett Sports, Inc. *	1,442	34,536
Lithia Motors, Inc., Class A	116	11,660
Office Depot, Inc.	15,558	33,450
Restoration Hardware Holdings, Inc. *	170	16,198
Sleep Number Corp. *	1,258	44,219
Sportsman’s Warehouse Holdings, Inc. *	2,998	12,232
Zumiez, Inc. *	675	16,133

		876,927

Textiles, Apparel & Luxury Goods - 1.3%
Columbia Sportswear Co.	311	23,770
Deckers Outdoor Corp. *	2,293	206,439
Movado Group, Inc.	2,301	88,358
Oxford Industries, Inc.	544	40,561
Steven Madden Ltd.	612	26,867
Vera Bradley, Inc. *	2,343	24,859
Wolverine World Wide, Inc.	425	12,282

		423,136

Thrifts & Mortgage Finance - 4.3%
BofI Holding, Inc. *	7,508	304,299
Dime Community Bancshares, Inc.	671	12,346
Essent Group Ltd. *	744	31,665
Federal Agricultural Mortgage Corp., Class C	611	53,169
First Defiance Financial Corp.	718	41,156
Flagstar Bancorp, Inc. *	364	12,886
HomeStreet, Inc. *	756	21,659
Meta Financial Group, Inc.	670	73,164
MGIC Investment Corp. *	17,060	221,780
Oritani Financial Corp.	820	12,587
Provident Financial Services, Inc.	940	24,055
Radian Group, Inc.	11,792	224,520
United Financial Bancorp, Inc.	672	10,886
Walker & Dunlop, Inc.	3,836	227,935

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Thrifts & Mortgage Finance - 4.3% (continued)
Washington Federal, Inc.	1,812	$62,695
WSFS Financial Corp.	309	14,801

		1,349,603

Tobacco - 0.1%
Universal Corp.	169	8,197
Vector Group Ltd.	811	16,536

		24,733

Trading Companies & Distributors - 2.1%
Applied Industrial Technologies, Inc.	193	14,070
Beacon Roofing Supply, Inc. *	1,445	76,686
BMC Stock Holdings, Inc. *	2,139	41,818
CAI International, Inc. *	3,679	78,216
DXP Enterprises, Inc. *	933	36,340
GATX Corp.	1,682	115,200
GMS, Inc. *	1,673	51,127
H&E Equipment Services, Inc.	1,482	57,042
Rush Enterprises, Inc., Class A *	1,355	57,574
Titan Machinery, Inc. *	554	13,052
Triton International Ltd.	4,165	127,449

		668,574

Water Utilities - 0.3%
American States Water Co.	208	11,037
SJW Group	1,406	74,110

		85,147

Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	760	27,360

TOTAL COMMON STOCKS (Cost $24,978,648)		30,287,174

PREFERRED STOCKS - 0.0% (b)

Media - 0.0% (b)
GCI Liberty, Inc., Series A, 5.00%, 3/10/2039 *(c) (Cost $903)	105	2,452

EXCHANGE TRADED FUNDS - 2.9%
iShares Russell 2000 ETF (Cost $841,247)	5,938	901,567

	NO. OF RIGHTS

RIGHTS - 0.0% (b)

Media - 0.0% (b)
Media General, Inc., CVR (3)*(d) (Cost $221)	744	13

	SHARES

SHORT-TERM INVESTMENTS - 1.7%

Investment Companies - 1.7%
Limited Purpose Cash Investment Fund, 1.53% (2)(e)
(Cost $526,663)	526,825	526,719

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 3.7%

Investment Companies - 3.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55% (2)(e)(f)	139,189	$139,189
Limited Purpose Cash Investment Fund 1.53% (2)(e)(f)	1,040,327	1,040,327

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,179,516)		1,179,516

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 104.1% (Cost $27,527,198)		32,897,441

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%		(1,294,037)

NET ASSETS - 100.0%		$31,603,404

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$5,109,461	16.2%
Consumer Staples	1,168,343	3.7
Energy	467,607	1.5
Exchange Traded Funds	901,567	2.9
Financials	6,043,597	19.1
Health Care	4,338,352	13.7
Industrials	4,868,798	15.4
Information Technology	4,843,434	15.3
Materials	1,217,253	3.9
Real Estate	1,685,755	5.3
Telecommunication Services	96,798	0.3
Utilities	450,241	1.4
Short-Term Investments	526,719	1.7
Securities Lending Collateral	1,179,516	3.7

Total Investments In Securities At Value	32,897,441	104.1
Liabilities in Excess of Other Assets	(1,294,037)	(4.1)

Net Assets	$31,603,404	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $1,166,037.
(b)	Represents less than 0.05% of net assets.
(c)	Perpetual security. The rate reflected was the rate in effect on March 31, 2018. The maturity date reflects the next call date.
(d)	Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2018 amounted to $13, which represents approximately 0.00% of net assets of the fund.
(e)	Represents 7-day effective yield as of March 31, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR – Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.0%

Australia - 6.6%
Amcor Ltd.	10,220	$111,912
Aristocrat Leisure Ltd.	92,558	1,728,107
Australia & New Zealand Banking Group Ltd.	5,189	108,001
BHP Billiton Ltd.	31,889	706,836
BHP Billiton plc	44,642	882,269
BlueScope Steel Ltd.	63,140	742,853
CIMIC Group Ltd.	19,409	668,011
Coca-Cola Amatil Ltd.	8,842	59,209
Cochlear Ltd.	3,464	486,510
CSL Ltd.	4,834	582,394
Dexus, REIT	33,527	241,419
Flight Centre Travel Group Ltd.	11,784	518,752
Fortescue Metals Group Ltd.	546,924	1,842,411
Goodman Group, REIT	30,886	200,824
GPT Group (The), REIT	19,876	72,846
Macquarie Group Ltd.	5,407	431,139
Newcrest Mining Ltd.	21,994	331,727
Scentre Group, REIT	71,981	212,409
South32 Ltd.	565,481	1,421,153
TPG Telecom Ltd.	29,901	127,042
Treasury Wine Estates Ltd.	62,484	816,369
Woodside Petroleum Ltd.	2,642	59,913

		12,352,106

Belgium - 1.4%
Ageas	17,982	927,952
Groupe Bruxelles Lambert SA	1,467	167,786
KBC Group NV	9,435	821,590
UCB SA	3,823	311,339
Umicore SA	8,430	446,581

		2,675,248

Canada - 7.0%
Alimentation Couche-Tard, Inc., Class B (1)	5,822	260,608
Bank of Montreal (1)	8,976	678,033
Bank of Nova Scotia (The) (1)	20,419	1,257,773
Canadian Imperial Bank of Commerce (1)	5,176	456,875
Canadian Tire Corp. Ltd., Class A (1)	2,858	375,787
CCL Industries, Inc., Class B (1)	2,455	123,936
CGI Group, Inc., Class A (1)*	11,232	647,757
CI Financial Corp. (1)	3,219	68,960
Constellation Software, Inc. (1)	288	195,409
Dollarama, Inc. (1)	1,471	178,778
Franco-Nevada Corp. (1)	1,696	115,713
Great-West Lifeco, Inc. (1)	2,283	58,264
Kinross Gold Corp. (1)*	157,530	622,368
Linamar Corp. (1)	1,968	107,508
Magna International, Inc. (1)	22,614	1,273,798
Methanex Corp. (1)	1,331	80,634
Open Text Corp. (1)	19,814	689,303
Royal Bank of Canada (1)	22,603	1,745,994
Shopify, Inc., Class A (1)*	3,699	460,297
Teck Resources Ltd., Class B (1)	41,135	1,059,385
Toronto-Dominion Bank (The) (1)	27,150	1,540,682
West Fraser Timber Co. Ltd. (1)	16,907	1,123,459

		13,121,321

INVESTMENTS	SHARES	VALUE
China - 0.9%
BOC Hong Kong Holdings Ltd.	108,500	$532,277
Yangzijiang Shipbuilding Holdings Ltd.	1,204,100	1,121,479

		1,653,756

Denmark - 1.5%
Danske Bank A/S	9,634	360,970
DSV A/S	6,997	552,402
Genmab A/S *	618	133,145
H Lundbeck A/S	2,444	137,271
Novo Nordisk A/S, Class B	19,683	968,124
Pandora A/S	1,912	206,871
TDC A/S *	8,905	73,792
Vestas Wind Systems A/S	3,906	279,482

		2,712,057

Finland - 1.4%
Neste OYJ	30,933	2,153,092
Nokia OYJ	42,143	232,719
UPM-Kymmene OYJ *	4,325	160,344

		2,546,155

France - 8.9%
Aeroports de Paris	2,164	471,453
Airbus SE	1,221	141,340
Atos SE	8,563	1,173,210
AXA SA	19,281	512,547
BNP Paribas SA	19,830	1,470,607
Bouygues SA	2,613	131,011
Cie Generale des Etablissements Michelin SCA	6,126	906,910
CNP Assurances	68,834	1,737,660
Eutelsat Communications SA	15,264	302,539
Gecina SA, REIT	483	83,816
L’Oreal SA	8,089	1,826,971
Peugeot SA	54,305	1,307,631
Renault SA	1,095	132,876
Sanofi	2,650	212,636
Societe BIC SA	2,610	259,449
Societe Generale SA	12,656	687,352
Sodexo SA	4,590	461,974
Thales SA	8,824	1,074,970
TOTAL SA	56,173	3,219,820
Unibail-Rodamco SE, REIT	333	76,106
Valeo SA	4,895	323,805

		16,514,683

Germany - 8.9%
adidas AG	5,496	1,337,163
Allianz SE (Registered)	7,880	1,781,331
BASF SE	3,493	354,251
Bayer AG (Registered)	3,683	415,198
Bayerische Motoren Werke AG	1,841	200,245
Covestro AG(a)	24,688	2,430,956
Daimler AG (Registered) *	7,387	629,373
Deutsche Boerse AG	2,105	287,761
Deutsche Lufthansa AG (Registered)	78,336	2,504,207
Deutsche Post AG (Registered)	7,039	308,303
Fraport AG Frankfurt Airport Services Worldwide	539	53,195

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Germany - 8.9% (continued)
Fresenius SE & Co. KGaA	2,780	$212,572
Hannover Rueck SE	3,453	471,100
HeidelbergCement AG	548	53,837
Henkel AG & Co. KGaA (Preference)	3,247	426,828
HOCHTIEF AG	489	91,408
HUGO BOSS AG	645	56,190
Infineon Technologies AG	49,167	1,322,260
Linde AG *	1,919	405,503
MAN SE	1,137	132,585
METRO AG	13,921	246,267
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,607	1,071,319
SAP SE	6,543	686,896
Schaeffler AG (Preference)	3,410	52,664
Siemens AG (Registered)	7,130	909,769
Volkswagen AG (Preference)	334	66,571
Vonovia SE	3,353	166,275

		16,674,027

Hong Kong - 3.1%
CK Asset Holdings Ltd.	13,000	109,708
CLP Holdings Ltd.	124,000	1,264,305
Galaxy Entertainment Group Ltd.	41,000	376,326
Henderson Land Development Co. Ltd.	13,000	85,242
Hong Kong Exchanges & Clearing Ltd.	13,300	438,063
Kerry Properties Ltd.	36,000	162,792
Li & Fung Ltd.	268,000	132,118
Link REIT	13,000	111,432
NWS Holdings Ltd.	31,000	56,465
PCCW Ltd.	30,000	17,411
SJM Holdings Ltd.	703,000	615,894
Sun Hung Kai Properties Ltd.	30,000	476,189
WH Group Ltd. (a)	1,264,500	1,354,893
Wheelock & Co. Ltd.	28,000	205,381
Yue Yuen Industrial Holdings Ltd.	95,500	382,618

		5,788,837

Italy - 0.5%
Enel SpA	116,795	714,693
Eni SpA	11,419	201,149
Intesa Sanpaolo SpA	22,025	80,193

		996,035

Japan - 21.5%
Acom Co. Ltd. (1)*	16,500	73,502
AEON Financial Service Co. Ltd. (1)	800	18,383
Amada Holdings Co. Ltd. (1)	15,400	186,991
Aozora Bank Ltd. (1)	9,800	390,047
Asahi Kasei Corp. (1)	95,000	1,249,048
Astellas Pharma, Inc. (1)	11,100	168,370
Bandai Namco Holdings, Inc. (1)	6,900	226,639
Bridgestone Corp. (1)	2,800	121,678
Brother Industries Ltd. (1)	11,500	267,276
Credit Saison Co. Ltd. (1)	2,900	47,613
Dai-ichi Life Holdings, Inc. (1)	6,600	120,488
Daikin Industries Ltd. (1)	700	77,200
Daiwa House Industry Co. Ltd. (1)	4,400	169,541
Disco Corp. (1)	1,300	280,391
Fujitsu Ltd. (1)	126,000	775,385

INVESTMENTS	SHARES	VALUE
Japan - 21.5% (continued)
Hino Motors Ltd. (1)	5,600	$72,049
Hitachi Chemical Co. Ltd. (1)	8,800	200,554
Hitachi High-Technologies Corp. (1)	12,500	594,427
Hitachi Ltd. (1)	232,000	1,680,613
Hoya Corp. (1)	2,100	104,699
ITOCHU Corp. (1)	65,300	1,268,197
Japan Airlines Co. Ltd. (1)	44,900	1,806,887
Japan Real Estate Investment Corp., REIT (1)	15	77,675
Japan Tobacco, Inc. (1)	7,900	227,634
Kajima Corp. (1)	17,000	157,690
Kansai Electric Power Co., Inc. (The) (1)	4,500	57,812
Kao Corp. (1)	16,900	1,267,599
KDDI Corp. (1)	92,800	2,369,166
Kirin Holdings Co. Ltd. (1)	22,400	596,288
Konami Holdings Corp. (1)	28,200	1,481,491
Kuraray Co. Ltd. (1)	12,200	207,299
Kyocera Corp. (1)	4,600	259,559
Kyushu Railway Co. (1)	10,600	329,740
Marubeni Corp. (1)	221,400	1,601,953
Mazda Motor Corp. (1)	59,000	779,883
McDonald’s Holdings Co. Japan Ltd. (1)	1,200	56,163
Mitsubishi Chemical Holdings Corp. (1)	32,800	317,658
Mitsubishi Electric Corp. (1)	67,200	1,074,581
Mitsubishi Estate Co. Ltd. (1)	9,000	152,122
Mitsubishi Gas Chemical Co., Inc. (1)	32,400	776,163
Mitsubishi Tanabe Pharma Corp. (1)	17,900	349,908
Mitsubishi UFJ Financial Group, Inc. (1)	123,200	807,015
Mitsui Fudosan Co. Ltd. (1)	7,000	169,828
Mixi, Inc. (1)	6,400	236,380
Mizuho Financial Group, Inc. (1)	396,000	712,320
Nexon Co. Ltd. (1)*	111,200	1,839,312
Nippon Electric Glass Co. Ltd. (1)	2,400	71,275
Nippon Express Co. Ltd. (1)	9,700	649,067
Nippon Telegraph & Telephone Corp. (1)	30,100	1,386,119
Nomura Real Estate Holdings, Inc. (1)	2,700	63,741
Nomura Real Estate Master Fund, Inc., REIT (1)	65	89,676
NTT DOCOMO, Inc. (1)	10,400	265,510
Obayashi Corp. (1)	46,000	503,209
Oji Holdings Corp. (1)	63,000	404,981
Omron Corp. (1)	1,100	64,715
Resona Holdings, Inc. (1)	172,800	912,679
Rohm Co. Ltd. (1)	3,000	285,607
Sekisui House Ltd. (1)	4,400	80,305
Shin-Etsu Chemical Co. Ltd. (1)	5,300	548,156
Shinsei Bank Ltd. (1)	6,900	106,089
Shionogi & Co. Ltd. (1)	8,000	412,838
Sony Corp. (1)	23,000	1,112,335
Sumitomo Corp. (1)	25,200	424,164
Sumitomo Heavy Industries Ltd. (1)	20,900	792,552
Sumitomo Mitsui Financial Group, Inc. (1)	25,200	1,055,792
Suzuki Motor Corp. (1)	27,000	1,453,973
Taisei Corp. (1)	10,400	527,795
Tokyo Electron Ltd. (1)	11,100	2,087,933
Toshiba Corp. (1)*	71,000	205,517
Toyo Seikan Group Holdings Ltd. (1)	5,000	74,339
West Japan Railway Co. (1)	800	55,870

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 21.5% (continued)
Yahoo Japan Corp. (1)	12,000	$55,712
Yokogawa Electric Corp. (1)	27,500	568,065

		40,063,231

Macau - 0.2%
Sands China Ltd.	61,600	334,755

Netherlands - 5.2%
Akzo Nobel NV	1,675	158,259
ASML Holding NV	3,440	682,130
ING Groep NV	38,548	650,506
Koninklijke Ahold Delhaize NV	24,037	569,579
Koninklijke Philips NV	6,106	233,811
NN Group NV	31,476	1,398,478
Randstad Holding NV	3,125	205,813
Royal Dutch Shell plc, Class A	77,365	2,447,713
Royal Dutch Shell plc, Class B	41,664	1,340,682
Wolters Kluwer NV	37,405	1,989,381

		9,676,352

Singapore - 0.8%
CapitaLand Commercial Trust, REIT	70,800	99,246
ComfortDelGro Corp. Ltd.	35,500	55,728
DBS Group Holdings Ltd.	6,700	141,520
Genting Singapore plc	1,346,800	1,117,068
United Overseas Bank Ltd.	4,900	103,107

		1,516,669

South Africa - 0.6%
Investec plc	59,417	459,193
Mondi plc	27,072	727,644

		1,186,837

Spain - 2.7%
Aena SME SA (a)	12,640	2,548,774
Banco Santander SA	147,066	962,603
Endesa SA	12,688	279,519
Iberdrola SA	59,296	436,027
Repsol SA	49,991	888,622

		5,115,545

Sweden - 2.2%
Electrolux AB, Series B	37,449	1,182,622
Essity AB, Class B *	37,151	1,029,572
ICA Gruppen AB	2,517	89,236
Investor AB, Class B	2,740	121,721
Sandvik AB	31,328	573,967
Securitas AB, Class B	10,323	175,765
Swedish Match AB	1,210	54,834
Telefonaktiebolaget LM Ericsson, Class B	21,784	138,720
Volvo AB, Class B	36,137	661,465

		4,027,902

Switzerland - 8.0%
ABB Ltd. (Registered)	21,087	501,411
Adecco Group AG (Registered)	6,233	443,977
Baloise Holding AG (Registered)	3,966	606,733
Cie Financiere Richemont SA (Registered)	3,069	275,786
Coca-Cola HBC AG *	14,323	530,047
Givaudan SA (Registered)	125	285,168

INVESTMENTS	SHARES	VALUE
Switzerland - 8.0% (continued)
Lonza Group AG (Registered) *	814	$191,973
Nestle SA (Registered)	33,532	2,650,420
Novartis AG (Registered)	26,609	2,152,159
Roche Holding AG	10,719	2,458,908
SGS SA (Registered)	237	583,003
Sika AG	36	282,390
Sonova Holding AG (Registered)	1,282	203,816
STMicroelectronics NV	47,763	1,062,905
Straumann Holding AG (Registered)	383	241,651
Swiss Life Holding AG (Registered) *	2,494	888,781
Swiss Re AG	5,608	572,390
Zurich Insurance Group AG *	3,031	999,813

		14,931,331

United Kingdom - 13.5%
3i Group plc	6,980	84,248
Anglo American plc	55,511	1,293,110
Ashtead Group plc	19,007	518,259
BAE Systems plc	14,596	119,420
Barclays plc	91,428	267,162
Barratt Developments plc	161,102	1,198,811
Berkeley Group Holdings plc	25,088	1,333,666
BP plc	114,815	774,439
British American Tobacco plc	25,048	1,447,946
British Land Co. plc (The), REIT	9,564	86,213
BT Group plc	328,797	1,049,458
Burberry Group plc	3,113	74,203
Compass Group plc	37,655	768,876
Diageo plc	5,686	192,299
Fiat Chrysler Automobiles NV *	112,865	2,302,028
Hammerson plc, REIT	10,122	76,302
HSBC Holdings plc	310,411	2,914,980
Imperial Brands plc	10,124	344,717
International Consolidated Airlines Group SA	37,961	328,661
J Sainsbury plc	101,891	341,792
Kingfisher plc	113,661	466,272
Land Securities Group plc, REIT	6,550	86,178
Legal & General Group plc	91,772	332,513
Lloyds Banking Group plc	305,356	277,760
London Stock Exchange Group plc	3,501	202,718
Marks & Spencer Group plc	128,211	487,004
Next plc	14,776	987,761
Persimmon plc	42,836	1,520,346
Prudential plc	24,067	601,403
RELX NV	10,814	224,162
RELX plc	7,916	162,609
Rio Tinto Ltd.	3,006	170,297
Rio Tinto plc	11,806	599,084
Royal Mail plc	6,552	49,728
Segro plc, REIT	68,409	577,333
Sky plc	10,586	192,793
Standard Chartered plc	24,171	242,251
Taylor Wimpey plc	166,167	430,489
Travis Perkins plc	4,293	74,432
Unilever NV, CVA	17,481	986,723
Unilever plc	12,180	675,534
Wm Morrison Supermarkets plc	81,409	244,257

		25,108,237

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
United States - 1.1%
Shire plc	9,516	$473,610
Valeant Pharmaceuticals International, Inc. (1)*	94,222	1,499,975

		1,973,585

TOTAL COMMON STOCKS (Cost $146,381,737)		178,968,669

SHORT-TERM INVESTMENTS - 2.8%

Investment Companies - 2.8%
Limited Purpose Cash Investment Fund, 1.53% (b)
(Cost $5,275,027)	5,276,173	5,275,118

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.8% (Cost $151,656,764)		184,243,787

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2% (c)		2,218,637

NET ASSETS - 100.0%		$186,462,424

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$28,177,952	15.1%
Consumer Staples	16,239,623	8.7
Energy	11,085,431	5.9
Financials	33,766,033	18.1
Health Care	11,950,909	6.4
Industrials	27,705,548	14.9
Information Technology	17,839,746	9.6
Materials	20,310,276	10.9
Real Estate	3,852,295	2.1
Telecommunication Services	5,288,499	2.8
Utilities	2,752,357	1.5
Short-Term Investments	5,275,118	2.8

Total Investments In Securities At Value	184,243,787	98.8
Other Assets in Excess of Liabilities (c)	2,218,637	1.2

Net Assets	$186,462,424	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $6,334,623, which represents approximately 3.40% of net assets of the fund.
(b)	Represents 7-day effective yield as of March 31, 2018.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	49	6/2018	USD	$4,901,470	$(65,774)

					$(65,774)

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$334,257	$334,257

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.1%

Brazil - 8.0%
Ambev SA, ADR	559,013	$4,064,026
Banco Bradesco SA, ADR *	277,339	3,294,787
Banco do Brasil SA *	33,500	419,479
Banco Santander Brasil SA, ADR (a)	64,792	778,800
Braskem SA (Preference), Class A	242,800	3,530,085
Cia de Saneamento Basico do Estado de Sao Paulo, ADR *	78,181	827,937
Embraer SA, ADR	7,771	202,046
Fibria Celulose SA	25,800	505,849
Itau Unibanco Holding SA, ADR	220,423	3,438,599
Itausa - Investimentos Itau SA (Preference)	461,000	1,925,575
M Dias Branco SA *	68,800	1,062,806
Petroleo Brasileiro SA (Preference) *	119,700	776,258
Porto Seguro SA *	12,100	177,535
Qualicorp SA	145,500	986,321
Sul America SA *	191,985	1,276,430
Suzano Papel e Celulose SA *	242,200	2,456,883
TIM Participacoes SA, ADR *	157,197	3,406,459
Vale SA, ADR *	56,056	713,032

		29,842,907

Chile - 2.1%
Banco de Chile, ADR	3,237	325,577
Banco de Credito e Inversiones SA	2,374	176,110
Banco Santander Chile, ADR	22,845	765,536
Cencosud SA	524,903	1,606,260
Cia Cervecerias Unidas SA, ADR	25,578	752,249
Empresas CMPC SA	80,523	306,585
Empresas COPEC SA	11,712	183,858
Enel Americas SA, ADR	104,109	1,209,747
Enel Chile SA, ADR	60,109	384,698
Itau CorpBanca	15,061,686	144,656
Latam Airlines Group SA, ADR (a)	70,589	1,086,365
Sociedad Quimica y Minera de Chile SA, ADR (a)	18,934	930,606

		7,872,247

China - 27.2%
58.com, Inc., ADR *	5,066	404,571
Agricultural Bank of China Ltd., Class H (2)	2,965,000	1,702,632
Air China Ltd., Class H (2)	1,302,000	1,681,445
Alibaba Group Holding Ltd., ADR *	78,028	14,321,259
Anhui Conch Cement Co. Ltd., Class H (2)	229,000	1,260,179
ANTA Sports Products Ltd. (2)	45,000	229,716
Baidu, Inc., ADR *	18,474	4,123,212
Bank of China Ltd., Class H (2)	3,953,000	2,159,364
China Communications Services Corp. Ltd., Class H (2)	1,282,000	771,391
China Construction Bank Corp., Class H (2)	6,795,000	7,097,405
China Everbright Bank Co. Ltd., Class H (2)	234,000	113,369
China Evergrande Group (2)*(a)	786,000	2,512,309
China Huarong Asset Management Co. Ltd., Class H (2)(b)	788,000	334,026

INVESTMENTS	SHARES	VALUE
China - 27.2% (continued)
China Merchants Bank Co. Ltd., Class H (2)	621,000	$2,577,690
China Minsheng Banking Corp. Ltd., Class H (2)	267,500	262,362
China Mobile Ltd. (2)	39,500	362,033
China Overseas Land & Investment Ltd. (2)	400,000	1,402,716
China Resources Beer Holdings Co. Ltd. (2)	228,000	993,906
China Resources Land Ltd. (2)	302,000	1,109,748
China Shenhua Energy Co. Ltd., Class H (2)	334,000	838,250
China Southern Airlines Co. Ltd., Class H (2)	1,254,000	1,310,510
China Vanke Co. Ltd., Class H (2)	373,700	1,720,752
Chongqing Rural Commercial Bank Co. Ltd., Class H (2)	1,340,000	1,035,837
CNOOC Ltd., ADR	9,769	1,444,542
Country Garden Holdings Co. Ltd. (2)	1,935,000	4,039,912
CSPC Pharmaceutical Group Ltd. (2)	370,000	997,340
Ctrip.com International Ltd., ADR *	22,693	1,057,948
Far East Horizon Ltd. (2)	178,000	189,055
Geely Automobile Holdings Ltd. (2)	2,293,000	6,719,037
Great Wall Motor Co. Ltd., Class H (2)	1,137,500	1,152,849
Industrial & Commercial Bank of China Ltd., Class H (2)	5,453,000	4,752,213
JD.com, Inc., ADR *	46,823	1,895,863
Kingsoft Corp. Ltd. (2)	90,000	289,932
NetEase, Inc., ADR	5,427	1,521,677
New Oriental Education & Technology Group, Inc., ADR	8,807	771,934
People’s Insurance Co. Group of China Ltd. (The), Class H (2)	923,000	436,531
PICC Property & Casualty Co. Ltd., Class H (2)	194,000	342,804
Ping An Insurance Group Co. of China Ltd., Class H (2)	225,500	2,325,058
Sihuan Pharmaceutical Holdings Group Ltd. (2)	408,000	122,005
SINA Corp. *	4,017	418,853
Sinopec Shanghai Petrochemical Co. Ltd., Class H (2)	2,718,000	1,660,830
TAL Education Group, ADR	17,856	662,279
Tencent Holdings Ltd. (2)	314,700	16,892,961
Tingyi Cayman Islands Holding Corp. (2)	284,000	590,383
TravelSky Technology Ltd., Class H (2)	634,000	1,851,843
Tsingtao Brewery Co. Ltd., Class H (2)	66,000	346,615
Vipshop Holdings Ltd., ADR *	27,558	458,014
Weibo Corp., ADR *	2,989	357,305
Weichai Power Co. Ltd., Class H (2)(a)	1,107,000	1,251,959
Yum China Holdings, Inc.	27,400	1,137,100

		102,011,524

Hong Kong - 1.8%
Haier Electronics Group Co. Ltd. (2)*	374,000	1,340,852
Nine Dragons Paper Holdings Ltd. (2)	2,179,000	3,302,498
Sino Biopharmaceutical Ltd. (2)	859,000	1,707,170
Sun Art Retail Group Ltd. (2)	485,500	568,139

		6,918,659

Hungary - 0.4%
MOL Hungarian Oil & Gas plc (2)	59,392	648,008
Richter Gedeon Nyrt (2)	33,207	693,946

		1,341,954

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
India - 6.9%
ACC Ltd. (2)	4,661	$108,270
Aurobindo Pharma Ltd. (2)	61,021	525,748
Axis Bank Ltd., GDR (2)(c)	12,578	499,687
Dr Reddy’s Laboratories Ltd., ADR	22,171	724,770
Glenmark Pharmaceuticals Ltd. (2)	20,464	166,057
HCL Technologies Ltd. (2)	7,863	116,945
Hero MotoCorp Ltd. (2)	6,797	371,050
Hindustan Unilever Ltd. (2)	35,167	721,909
ICICI Bank Ltd., ADR	408,800	3,617,880
Indian Oil Corp. Ltd. (2)	228,624	623,420
Infosys Ltd., ADR(a)	346,749	6,189,469
Larsen & Toubro Ltd., GDR (2)(c)	12,700	255,882
Power Finance Corp. Ltd. (2)	239,738	316,971
Reliance Industries Ltd., GDR (2)(b)	93,333	2,538,303
State Bank of India, GDR (2)(c)	17,363	670,530
Tata Consultancy Services Ltd. (2)	55,731	2,442,125
Tata Motors Ltd., ADR *	61,993	1,593,220
Tech Mahindra Ltd. (2)	160,484	1,577,798
United Spirits Ltd. (2)*	11,579	559,886
Vedanta Ltd., ADR	12,464	218,992
Wipro Ltd., ADR (a)	380,059	1,961,104

		25,800,016

Indonesia - 2.0%
Adaro Energy Tbk. PT (2)	7,216,500	1,124,401
Bank Central Asia Tbk. PT (2)	381,700	648,427
Bank Mandiri Persero Tbk. PT (2)	680,700	381,704
Bank Negara Indonesia Persero Tbk. PT (2)	190,100	120,389
Bank Rakyat Indonesia Persero Tbk. PT (2)*	6,853,500	1,798,629
Gudang Garam Tbk. PT (2)	49,400	260,866
Indofood CBP Sukses Makmur Tbk. PT (2)	220,500	132,780
Indofood Sukses Makmur Tbk. PT (2)	337,800	177,094
Telekomunikasi Indonesia Persero Tbk. PT (2)	6,637,200	1,745,286
United Tractors Tbk. PT (2)	478,300	1,115,866

		7,505,442

Malaysia - 3.3%
AirAsia Bhd.	2,300,208	2,337,078
CIMB Group Holdings Bhd.	76,600	142,387
Genting Bhd.	360,100	812,739
Genting Malaysia Bhd.	340,500	431,347
Hong Leong Bank Bhd.	103,900	504,995
Malayan Banking Bhd.	1,258,600	3,449,111
Malaysia Airports Holdings Bhd.	146,300	334,735
Public Bank Bhd.	543,500	3,372,285
Tenaga Nasional Bhd.	273,300	1,147,464

		12,532,141

Mexico - 2.2%
America Movil SAB de CV, Class L, ADR	207,443	3,960,087
Arca Continental SAB de CV	81,800	565,626
Coca-Cola Femsa SAB de CV, ADR	4,269	283,590
Gentera SAB de CV	334,100	243,684
Grupo Aeroportuario del Pacifico SAB de CV, Class B	125,600	1,241,008
Grupo Aeroportuario del Sureste SAB de CV, ADR (a)	839	143,108

INVESTMENTS	SHARES	VALUE
Mexico - 2.2% (continued)
Grupo Financiero Banorte SAB de CV, Class O	206,800	$1,264,119
Wal-Mart de Mexico SAB de CV	193,300	491,862

		8,193,084

Peru - 0.3%
Credicorp Ltd.	4,593	1,042,795

Philippines - 0.7%
Ayala Corp. (2)	14,440	263,490
Bank of the Philippine Islands (2)	65,450	147,441
BDO Unibank, Inc. (2)	244,390	655,336
Globe Telecom, Inc. (2)	4,510	140,557
International Container Terminal Services, Inc. (2)	98,280	189,220
JG Summit Holdings, Inc. (2)	141,560	170,653
Jollibee Foods Corp. (2)	29,250	168,587
Security Bank Corp. (2)	69,140	319,795
SM Investments Corp. (2)	39,465	698,414

		2,753,493

Poland - 1.4%
Bank Zachodni WBK SA (2)	2,023	214,446
Grupa Lotos SA (2)	25,331	391,714
Jastrzebska Spolka Weglowa SA (2)*	21,787	516,542
LPP SA (2)	47	119,477
Polski Koncern Naftowy ORLEN SA (2)	127,042	3,126,922
Polskie Gornictwo Naftowe i Gazownictwo SA (2)	319,417	527,970
Tauron Polska Energia SA (2)*	246,394	175,041

		5,072,112

Russia - 3.2%
Gazprom PJSC, ADR (2)	400,359	1,952,209
LUKOIL PJSC, ADR (2)	28,399	1,960,767
Mobile TeleSystems PJSC, ADR	264,654	3,014,409
Novatek PJSC, GDR (2)(c)	5,992	822,032
Novolipetsk Steel PJSC, GDR (2)(c)	18,513	462,766
Rosneft Oil Co. PJSC, GDR (2)(c)	78,075	428,857
Severstal PJSC, GDR (2)(c)	95,902	1,449,980
Surgutneftegas OJSC, ADR (2)	101,167	495,734
Tatneft PJSC, ADR (2)	19,942	1,263,007

		11,849,761

South Africa - 6.4%
Barclays Africa Group Ltd. (2)	56,286	901,482
Bid Corp. Ltd. (2)	21,970	476,752
Bidvest Group Ltd. (The) (2)	201,357	3,821,157
Capitec Bank Holdings Ltd. (2)	13,233	973,521
Coronation Fund Managers Ltd. (2)	23,994	164,062
Exxaro Resources Ltd. (2)	169,911	1,568,304
FirstRand Ltd. (2)	57,708	326,094
Foschini Group Ltd. (The) (2)	28,979	546,617
Gold Fields Ltd., ADR	138,800	557,976
Imperial Holdings Ltd. (2)	150,869	2,973,978
Investec Ltd. (2)	64,195	501,339
Mondi Ltd. (2)	40,838	1,111,627
MTN Group Ltd. (2)	29,770	299,430
Naspers Ltd., Class N (2)	16,424	4,019,167

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
South Africa - 6.4% (continued)
Pick n Pay Stores Ltd. (2)	24,228	$140,615
Redefine Properties Ltd., REIT (2)	425,319	416,455
Remgro Ltd. (2)	32,110	601,874
RMB Holdings Ltd. (2)	22,581	147,249
Sanlam Ltd. (2)	41,311	298,440
Sappi Ltd. (2)	24,012	155,143
Standard Bank Group Ltd. (2)	133,057	2,458,687
Truworths International Ltd. (2)	168,217	1,533,456

		23,993,425

South Korea - 15.4%
AMOREPACIFIC Group	2,555	340,379
Celltrion, Inc. *	1,762	511,623
DB Insurance Co. Ltd.	11,317	690,126
DGB Financial Group, Inc.	13,816	151,005
E-MART, Inc.	2,801	718,710
Hana Financial Group, Inc.	5,895	253,022
Hankook Tire Co. Ltd.	2,205	110,881
Hanwha Chemical Corp.	12,119	338,818
Hanwha Corp.	47,029	1,727,353
Hanwha Life Insurance Co. Ltd.	30,706	178,319
Hyundai Marine & Fire Insurance Co. Ltd.	49,266	1,797,962
Hyundai Robotics Co. Ltd. *	451	184,690
KB Financial Group, Inc.	20,061	1,142,417
Korean Air Lines Co. Ltd.	5,293	167,843
KT&G Corp.	7,842	735,716
LG Display Co. Ltd.	35,975	882,584
LG Electronics, Inc.	51,180	5,257,726
Lotte Chemical Corp.	10,539	4,281,252
NCSoft Corp.	1,309	515,789
POSCO	8,279	2,528,206
S-1 Corp.	2,690	249,593
Samsung Electronics Co. Ltd.	7,523	17,369,457
Samsung SDS Co. Ltd.	965	231,314
Shinhan Financial Group Co. Ltd.	4,160	178,358
SillaJen, Inc. *	3,578	359,176
SK Hynix, Inc.	127,222	9,703,676
SK Innovation Co. Ltd.	18,795	3,720,560
SK Telecom Co. Ltd.	7,833	1,715,926
Woori Bank	126,902	1,744,173

		57,786,654

Taiwan - 10.8%
Advanced Semiconductor Engineering, Inc.	152,000	218,692
AU Optronics Corp.	5,608,000	2,625,414
Cathay Financial Holding Co. Ltd.	353,000	628,347
China Airlines Ltd. *	802,000	292,942
China Life Insurance Co. Ltd.	2,080,129	2,140,271
CTBC Financial Holding Co. Ltd.	1,356,480	986,294
E.Sun Financial Holding Co. Ltd.	560,027	374,542
Eva Airways Corp.	290,466	148,436
Far EasTone Telecommunications Co. Ltd. *	81,000	216,689
First Financial Holding Co. Ltd.	1,480,340	1,028,120
Formosa Chemicals & Fibre Corp.	62,000	230,716
Formosa Petrochemical Corp.	53,000	217,221
Fubon Financial Holding Co. Ltd.	518,000	890,071
General Interface Solution Holding Ltd.	51,000	314,847
Hon Hai Precision Industry Co. Ltd.	1,392,545	4,365,284

INVESTMENTS	SHARES	VALUE
Taiwan - 10.8% (continued)
Hua Nan Financial Holdings Co. Ltd.	317,000	$191,350
Innolux Corp.	2,986,000	1,346,706
Inventec Corp.	211,000	166,806
Largan Precision Co. Ltd.	2,000	228,419
Lite-On Technology Corp. *	82,533	115,066
Mega Financial Holding Co. Ltd.	789,000	679,216
Nanya Technology Corp.	253,000	796,563
Nien Made Enterprise Co. Ltd.	14,000	134,685
Phison Electronics Corp.	55,000	584,765
Pou Chen Corp.	666,000	890,832
Powertech Technology, Inc.	526,000	1,645,272
Realtek Semiconductor Corp.	285,000	1,260,932
Shin Kong Financial Holding Co. Ltd.	2,524,000	995,507
Taishin Financial Holding Co. Ltd.	1,013,568	497,103
Taiwan Cooperative Financial Holding Co. Ltd.	343,520	202,646
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	330,367	14,456,859
Uni-President Enterprises Corp.	379,000	890,404
United Microelectronics Corp.	1,081,000	570,957
WPG Holdings Ltd.	105,000	137,926

		40,469,900

Thailand - 3.3%
Bangkok Bank PCL, NVDR	38,200	240,659
Charoen Pokphand Foods PCL, NVDR	180,300	145,589
Home Product Center PCL, NVDR	582,300	264,428
Indorama Ventures PCL, NVDR	160,400	293,665
Krung Thai Bank PCL, NVDR	3,108,700	1,878,939
PTT Exploration & Production PCL, NVDR	91,900	336,506
PTT Global Chemical PCL, NVDR	1,279,000	3,865,223
PTT PCL, NVDR	116,900	2,063,601
Robinson PCL, NVDR	69,100	139,769
Siam Cement PCL (The), NVDR	25,200	402,942
Thai Oil PCL, NVDR	715,700	2,099,951
Thai Union Group PCL, NVDR	857,596	518,342

		12,249,614

Turkey - 1.7%
Akbank Turk A/S	53,757	130,124
KOC Holding A/S	75,256	311,683
TAV Havalimanlari Holding A/S	104,778	634,197
Turk Hava Yollari AO *	828,074	4,010,975
Turkiye Is Bankasi A/S, Class C	184,675	334,215
Turkiye Sise ve Cam Fabrikalari A/S	805,574	1,053,598

		6,474,792

TOTAL COMMON STOCKS (Cost $246,795,048)		363,710,520

SHORT-TERM INVESTMENTS - 2.3%

Investment Companies - 2.3%
Limited Purpose Cash Investment Fund, 1.53% (2)(d)
(Cost $8,496,753)	8,499,285	8,497,585

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 3.0%

Investment Companies - 3.0%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55% (2)(d)(e)	1,325,647	$1,325,647
Limited Purpose Cash Investment Fund 1.53% (2)(d)(e)	9,908,118	9,908,118

TOTAL SECURITIES LENDING COLLATERAL (Cost $11,233,765)		11,233,765

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.4% (Cost $266,525,566)		383,441,870

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)% (f)		(9,052,114)

NET ASSETS - 100.0%		$374,389,756

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$34,793,550	9.3%
Consumer Staples	17,144,504	4.6
Energy	30,268,262	8.1
Financials	79,431,068	21.2
Health Care	6,794,156	1.8
Industrials	23,504,888	6.3
Information Technology	110,006,383	29.4
Materials	31,188,665	8.3
Real Estate	11,201,891	3.0
Telecommunication Services	15,632,267	4.1
Utilities	3,744,886	1.0
Short-Term Investments	8,497,585	2.3
Securities Lending Collateral	11,233,765	3.0

Total Investments In Securities At Value	383,441,870	102.4
Liabilities in Excess of Other Assets (f)	(9,052,114)	(2.4)

Net Assets	$374,389,756	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $10,920,091.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $2,872,329, which represents approximately 0.77% of net assets of the fund.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2018, the value of these securities amounted to $4,589,734 or 1.23% of net assets.
(d)	Represents 7-day effective yield as of March 31, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	88	6/2018	USD	$5,226,320	$(141,157)

					$(141,157)

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$479,390	$479,390

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.1%

Aerospace & Defense - 4.0%
Boeing Co. (The)	46,725	$15,320,193
BWX Technologies, Inc.	15,551	987,955
General Dynamics Corp.	14,197	3,136,117
Harris Corp.	10,267	1,655,862
Huntington Ingalls Industries, Inc.	8,196	2,112,601
L3 Technologies, Inc.	2,267	471,536
Lockheed Martin Corp.	16,465	5,564,018
Northrop Grumman Corp.	16,635	5,807,611
Raytheon Co.	24,243	5,232,124
Spirit AeroSystems Holdings, Inc., Class A	6,113	511,658
TransDigm Group, Inc.	1,690	518,729

		41,318,404

Air Freight & Logistics - 0.4%
FedEx Corp.	11,401	2,737,494
XPO Logistics, Inc. *	16,270	1,656,449

		4,393,943

Airlines - 0.2%
Copa Holdings SA, Class A (Panama)	7,145	919,061
Southwest Airlines Co.	15,012	859,888

		1,778,949

Auto Components - 0.3%
Adient plc	6,380	381,269
Aptiv plc	17,210	1,462,334
Gentex Corp.	26,000	598,520
Lear Corp.	5,514	1,026,100

		3,468,223

Automobiles - 0.3%
Tesla, Inc. *(a)	8,177	2,176,145
Thor Industries, Inc.	11,293	1,300,615

		3,476,760

Banks - 3.2%
Bank of America Corp.	468,605	14,053,464
Bank of Hawaii Corp.	4,749	394,642
Citigroup, Inc.	41,239	2,783,633
Citizens Financial Group, Inc.	6,984	293,188
Comerica, Inc.	16,809	1,612,487
Commerce Bancshares, Inc.	12,529	750,613
East West Bancorp, Inc.	8,526	533,216
Fifth Third Bancorp	9,419	299,053
JPMorgan Chase & Co.	63,725	7,007,838
PNC Financial Services Group, Inc. (The)	4,135	625,378
Regions Financial Corp.	16,395	304,619
SunTrust Banks, Inc.	4,459	303,390
SVB Financial Group *	9,311	2,234,733
TCF Financial Corp.	18,827	429,444
Western Alliance Bancorp *	25,255	1,467,568

		33,093,266

Beverages - 0.6%
Brown-Forman Corp., Class B	5,862	318,893
Constellation Brands, Inc., Class A	18,820	4,289,454

INVESTMENTS	SHARES	VALUE
Beverages - 0.6% (continued)
Monster Beverage Corp. *	21,052	$1,204,385

		5,812,732

Biotechnology - 2.1%
AbbVie, Inc.	107,187	10,145,249
ACADIA Pharmaceuticals, Inc. *	29,525	663,427
Alkermes plc *	9,735	564,241
Alnylam Pharmaceuticals, Inc. *	11,674	1,390,373
Exelixis, Inc. *	66,225	1,466,884
Incyte Corp. *	8,217	684,723
Ionis Pharmaceuticals, Inc. *(a)	14,450	636,956
Neurocrine Biosciences, Inc. *	10,018	830,793
Regeneron Pharmaceuticals, Inc. *	1,110	382,239
Seattle Genetics, Inc. *	11,134	582,753
TESARO, Inc. *(a)	5,565	317,984
Vertex Pharmaceuticals, Inc. *	23,416	3,816,340

		21,481,962

Building Products - 0.8%
Allegion plc	8,013	683,429
AO Smith Corp.	39,408	2,505,955
Fortune Brands Home & Security, Inc.	19,998	1,177,682
Lennox International, Inc.	5,769	1,179,010
Masco Corp.	29,168	1,179,554
Owens Corning	14,965	1,203,186
USG Corp. *	14,608	590,455

		8,519,271

Capital Markets - 3.5%
Ameriprise Financial, Inc.	5,098	754,198
BlackRock, Inc.	4,383	2,374,359
Cboe Global Markets, Inc.	14,039	1,601,850
Charles Schwab Corp. (The)	28,854	1,506,756
CME Group, Inc.	27,791	4,494,916
E *TRADE Financial Corp. *	50,633	2,805,575
FactSet Research Systems, Inc.	2,228	444,308
Interactive Brokers Group, Inc., Class A	41,795	2,810,296
Intercontinental Exchange, Inc.	26,100	1,892,772
LPL Financial Holdings, Inc.	14,621	892,904
MarketAxess Holdings, Inc.	6,866	1,492,943
Moody’s Corp.	6,897	1,112,486
Morgan Stanley	48,096	2,595,260
Morningstar, Inc.	7,785	743,623
MSCI, Inc.	14,254	2,130,545
Nasdaq, Inc.	16,104	1,388,487
Raymond James Financial, Inc.	13,013	1,163,492
S&P Global, Inc.	18,584	3,550,659
State Street Corp.	19,083	1,903,148
T. Rowe Price Group, Inc.	5,160	557,125

		36,215,702

Chemicals - 1.4%
Albemarle Corp.	16,712	1,549,871
Celanese Corp., Series A	8,943	896,178
Chemours Co. (The)	39,056	1,902,418
DowDuPont, Inc.	68,129	4,340,498
FMC Corp.	13,953	1,068,381
Huntsman Corp.	10,021	293,114
International Flavors & Fragrances, Inc.	3,778	517,246

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Chemicals - 1.4% (continued)
LyondellBasell Industries NV, Class A	3,826	$404,332
NewMarket Corp.	1,600	642,688
Praxair, Inc.	5,299	764,646
Sherwin-Williams Co. (The)	4,332	1,698,664
Westlake Chemical Corp.	5,428	603,322

		14,681,358

Commercial Services & Supplies - 1.1%
Cintas Corp.	23,846	4,067,651
Copart, Inc. *	34,368	1,750,362
Republic Services, Inc.	25,612	1,696,283
Rollins, Inc.	21,305	1,087,194
Waste Management, Inc.	28,401	2,389,092

		10,990,582

Communications Equipment - 1.5%
Arista Networks, Inc. *	13,716	3,501,695
Cisco Systems, Inc.	227,007	9,736,330
CommScope Holding Co., Inc. *	17,711	707,909
F5 Networks, Inc. *	3,403	492,108
Motorola Solutions, Inc.	9,034	951,280

		15,389,322

Construction & Engineering - 0.1%
Quanta Services, Inc. *	15,443	530,467

Construction Materials - 0.2%
Eagle Materials, Inc.	4,574	471,351
Martin Marietta Materials, Inc.	4,727	979,907
Vulcan Materials Co.	5,560	634,785

		2,086,043

Consumer Finance - 0.7%
American Express Co.	51,597	4,812,968
Credit Acceptance Corp. *(a)	3,817	1,261,175
Navient Corp.	24,987	327,829
SLM Corp. *	77,304	866,578

		7,268,550

Containers & Packaging - 0.3%
Avery Dennison Corp.	10,046	1,067,387
Berry Global Group, Inc. *	15,470	847,911
Packaging Corp. of America	5,028	566,656
Sealed Air Corp.	10,067	430,767
WestRock Co.	6,631	425,511

		3,338,232

Distributors - 0.1%
Genuine Parts Co.	3,660	328,815
LKQ Corp. *	20,635	783,098

		1,111,913

Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B	737	443,858
Service Corp. International	15,037	567,497
ServiceMaster Global Holdings, Inc. *	20,653	1,050,205

		2,061,560

Diversified Financial Services - 0.0% (b)
Leucadia National Corp.	17,814	404,912

INVESTMENTS	SHARES	VALUE
Diversified Telecommunication Services - 0.0% (b)
Zayo Group Holdings, Inc. *	13,596	$464,439

Electric Utilities - 1.0%
Alliant Energy Corp.	13,304	543,601
American Electric Power Co., Inc.	8,055	552,493
Avangrid, Inc.	9,819	501,947
Eversource Energy	11,408	672,159
NextEra Energy, Inc.	35,937	5,869,590
Pinnacle West Capital Corp.	5,600	446,880
PPL Corp.	11,441	323,666
Xcel Energy, Inc.	32,374	1,472,370

		10,382,706

Electrical Equipment - 0.1%
Eaton Corp. plc	11,914	952,048
Rockwell Automation, Inc.	2,596	452,223

		1,404,271

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp., Class A	21,046	1,812,692
Arrow Electronics, Inc. *	6,077	468,050
CDW Corp.	25,023	1,759,367
Cognex Corp.	38,806	2,017,524
Coherent, Inc. *	6,067	1,136,956
Corning, Inc.	64,692	1,803,613
Dolby Laboratories, Inc., Class A	9,601	610,240
IPG Photonics Corp. *	8,029	1,873,808
Trimble, Inc. *	21,559	773,537
Universal Display Corp.	10,689	1,079,589
Zebra Technologies Corp., Class A *	4,705	654,889

		13,990,265

Energy Equipment & Services - 0.1%
RPC, Inc. (a)	78,758	1,420,007

Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	3,486	435,367
American Campus Communities, Inc.	13,022	502,910
American Homes 4 Rent, Class A	20,868	419,029
American Tower Corp.	30,206	4,390,140
Apartment Investment & Management Co., Class A	21,062	858,277
Camden Property Trust	4,628	389,585
CoreSite Realty Corp.	6,557	657,405
Crown Castle International Corp.	12,303	1,348,532
CyrusOne, Inc.	18,322	938,270
Digital Realty Trust, Inc.	20,240	2,132,891
Duke Realty Corp.	19,237	509,396
EPR Properties	6,107	338,328
Equinix, Inc.	4,337	1,813,473
Equity LifeStyle Properties, Inc.	25,892	2,272,541
Essex Property Trust, Inc.	2,422	582,927
Healthcare Trust of America, Inc., Class A	23,441	620,014
Iron Mountain, Inc.	14,569	478,737
Lamar Advertising Co., Class A	12,300	783,018
Prologis, Inc.	21,253	1,338,726
SBA Communications Corp. *	11,761	2,010,190
Senior Housing Properties Trust	21,759	340,746

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE

Equity Real Estate Investment Trusts (REITs) - 2.3% (continued)
STORE Capital Corp.	16,605	$412,136

		23,572,638

Food & Staples Retailing - 1.6%
Sysco Corp.	11,004	659,800
Walmart, Inc.	177,566	15,798,047

		16,457,847

Food Products - 0.4%
Conagra Brands, Inc.	11,943	440,458
Ingredion, Inc.	6,219	801,753
Lamb Weston Holdings, Inc.	9,490	552,508
Pilgrim’s Pride Corp. *	18,200	447,902
Pinnacle Foods, Inc.	20,716	1,120,736
Tyson Foods, Inc., Class A	8,315	608,575

		3,971,932

Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	92,848	5,563,452
ABIOMED, Inc. *	7,092	2,063,701
Align Technology, Inc. *	14,738	3,701,154
Baxter International, Inc.	50,236	3,267,349
Becton Dickinson and Co.	7,844	1,699,795
Boston Scientific Corp. *	72,210	1,972,777
Cooper Cos., Inc. (The)	5,829	1,333,734
Danaher Corp.	5,979	585,404
DexCom, Inc. *(a)	7,908	586,457
Edwards Lifesciences Corp. *	5,908	824,284
Hologic, Inc. *	16,786	627,125
IDEXX Laboratories, Inc. *	12,651	2,421,275
Intuitive Surgical, Inc. *	12,352	5,099,276
ResMed, Inc.	10,915	1,074,800
Stryker Corp.	21,453	3,452,217
Teleflex, Inc.	6,906	1,760,892

		36,033,692

Health Care Providers & Services - 3.4%
Anthem, Inc.	25,490	5,600,153
Centene Corp. *	14,047	1,501,203
Cigna Corp.	23,945	4,016,534
Henry Schein, Inc. *	7,585	509,788
Humana, Inc.	13,816	3,714,155
Laboratory Corp. of America Holdings *	3,555	575,021
Quest Diagnostics, Inc.	8,270	829,481
UnitedHealth Group, Inc.	78,491	16,797,074
Universal Health Services, Inc., Class B	3,522	417,040
WellCare Health Plans, Inc. *	6,090	1,179,207

		35,139,656

Health Care Technology - 0.3%
athenahealth, Inc. *	3,316	474,287
Cerner Corp. *	7,631	442,598
Veeva Systems, Inc., Class A *	23,340	1,704,287

		2,621,172

Hotels, Restaurants & Leisure - 3.4%
Aramark	23,714	938,126
Carnival Corp.	41,017	2,689,895
Darden Restaurants, Inc.	17,509	1,492,642
Domino’s Pizza, Inc.	7,043	1,644,963

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - 3.4% (continued)
Hilton Worldwide Holdings, Inc.	18,145	$1,429,100
Hyatt Hotels Corp., Class A	3,927	299,473
International Game Technology plc	26,574	710,323
Las Vegas Sands Corp.	32,213	2,316,115
Marriott International, Inc., Class A	36,624	4,980,131
McDonald’s Corp.	57,152	8,937,430
MGM Resorts International	32,283	1,130,551
Royal Caribbean Cruises Ltd.	19,999	2,354,682
Six Flags Entertainment Corp.	19,393	1,207,408
Vail Resorts, Inc.	3,751	831,597
Wyndham Worldwide Corp.	6,422	734,869
Wynn Resorts Ltd.	13,655	2,490,126
Yum Brands, Inc.	15,590	1,327,177

		35,514,608

Household Durables - 0.7%
DR Horton, Inc.	31,579	1,384,423
Garmin Ltd.	22,664	1,335,590
Leggett & Platt, Inc.	10,455	463,784
Lennar Corp., Class A	6,565	386,941
Mohawk Industries, Inc. *	5,932	1,377,529
NVR, Inc. *	754	2,111,200
PulteGroup, Inc.	22,751	670,927

		7,730,394

Household Products - 0.1%
Church & Dwight Co., Inc.	7,319	368,585
Energizer Holdings, Inc.	13,144	783,119

		1,151,704

Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	41,673	1,272,277
Vistra Energy Corp. *	16,553	344,799

		1,617,076

Industrial Conglomerates - 1.3%
3M Co.	26,149	5,740,228
Honeywell International, Inc.	42,370	6,122,889
Roper Technologies, Inc.	6,075	1,705,192

		13,568,309

Insurance - 2.5%
Aflac, Inc.	7,040	308,070
Allstate Corp. (The)	17,495	1,658,526
American Financial Group, Inc.	11,412	1,280,655
Aon plc	13,680	1,919,714
Arch Capital Group Ltd. *	13,686	1,171,385
Aspen Insurance Holdings Ltd.	8,457	379,296
Assurant, Inc.	6,148	561,989
Assured Guaranty Ltd.	12,466	451,269
Axis Capital Holdings Ltd.	7,392	425,557
Chubb Ltd.	3,511	480,199
Cincinnati Financial Corp.	17,923	1,330,962
Erie Indemnity Co., Class A	6,993	822,657
Everest Re Group Ltd.	2,544	653,350
FNF Group	22,711	908,894
Hanover Insurance Group, Inc. (The)	11,713	1,380,846
Hartford Financial Services Group, Inc. (The)	8,980	462,650

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Insurance - 2.5% (continued)
Lincoln National Corp.	16,277	$1,189,198
Markel Corp. *	611	715,023
Marsh & McLennan Cos., Inc.	19,320	1,595,639
Principal Financial Group, Inc.	16,350	995,878
ProAssurance Corp.	20,042	973,039
Progressive Corp. (The)	41,318	2,517,506
Prudential Financial, Inc.	9,411	974,509
RenaissanceRe Holdings Ltd.	5,901	817,347
Torchmark Corp.	11,199	942,620
Unum Group	12,016	572,082
WR Berkley Corp.	10,543	766,476

		26,255,336

Internet & Direct Marketing Retail - 5.9%
Amazon.com, Inc. *	32,819	47,500,251
Booking Holdings, Inc. *	508	1,056,838
Expedia Group, Inc.	3,949	436,009
Liberty Interactive Corp. QVC Group, Class A *	11,522	290,009
Netflix, Inc. *	37,183	10,981,999
Wayfair, Inc., Class A *(a)	21,216	1,432,717

		61,697,823

Internet Software & Services - 7.9%
Alphabet, Inc., Class A *	40,689	42,200,190
CoStar Group, Inc. *	3,684	1,336,113
eBay, Inc. *	14,113	567,907
Facebook, Inc., Class A *	185,059	29,570,578
GoDaddy, Inc., Class A *	15,274	938,129
IAC/InterActiveCorp *	10,740	1,679,521
LogMeIn, Inc.	4,906	566,888
Match Group, Inc. *(a)	24,514	1,089,402
Twitter, Inc. *	48,211	1,398,601
VeriSign, Inc. *	13,036	1,545,548
Zillow Group, Inc., Class C *	25,352	1,363,938

		82,256,815

IT Services - 6.1%
Accenture plc, Class A	10,828	1,662,098
Amdocs Ltd.	12,968	865,225
Automatic Data Processing, Inc.	7,360	835,213
Black Knight, Inc. *	6,963	327,957
Booz Allen Hamilton Holding Corp.	14,749	571,081
Broadridge Financial Solutions, Inc.	11,087	1,216,133
Cognizant Technology Solutions Corp., Class A	25,356	2,041,158
CoreLogic, Inc. *	18,100	818,663
DXC Technology Co.	49,061	4,932,102
Fidelity National Information Services, Inc.	3,584	345,139
Fiserv, Inc. *	18,738	1,336,207
Gartner, Inc. *	6,200	729,244
Genpact Ltd.	37,076	1,186,061
Global Payments, Inc.	23,503	2,621,055
Jack Henry & Associates, Inc.	17,949	2,170,932
Mastercard, Inc., Class A	69,964	12,254,894
PayPal Holdings, Inc. *	97,563	7,402,105
Sabre Corp.	18,021	386,551
Square, Inc., Class A *	64,696	3,183,043

INVESTMENTS	SHARES	VALUE
IT Services - 6.1% (continued)
Total System Services, Inc.	17,389	$1,499,975
Visa, Inc., Class A (a)	135,251	16,178,725
Worldpay, Inc. *	11,789	969,527

		63,533,088

Leisure Products - 0.1%
Hasbro, Inc.	13,929	1,174,215

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	24,717	1,653,567
Bio-Rad Laboratories, Inc., Class A *	5,986	1,496,979
Bruker Corp.	24,778	741,358
Charles River Laboratories International, Inc. *	6,903	736,826
Illumina, Inc. *	9,901	2,340,794
IQVIA Holdings, Inc. *	13,079	1,283,181
Mettler-Toledo International, Inc. *	3,552	2,042,507
PerkinElmer, Inc.	9,553	723,353
QIAGEN NV *	20,348	657,444
Thermo Fisher Scientific, Inc.	18,101	3,737,132
Waters Corp. *	7,495	1,488,882

		16,902,023

Machinery - 3.2%
Caterpillar, Inc.	45,992	6,778,301
Colfax Corp. *	17,805	567,980
Crane Co.	5,907	547,815
Cummins, Inc.	9,517	1,542,611
Deere & Co.	24,895	3,866,691
Fortive Corp.	28,938	2,243,274
Illinois Tool Works, Inc.	31,382	4,916,304
Ingersoll-Rand plc	17,718	1,515,066
Middleby Corp. (The) *	3,107	384,616
Nordson Corp.	6,333	863,441
Oshkosh Corp.	30,799	2,379,839
PACCAR, Inc.	9,482	627,424
Parker-Hannifin Corp.	7,923	1,355,071
Snap-on, Inc.	2,882	425,210
Stanley Black & Decker, Inc.	6,552	1,003,766
Toro Co. (The)	33,420	2,087,079
Trinity Industries, Inc.	19,588	639,156
Xylem, Inc.	20,472	1,574,706

		33,318,350

Media - 0.4%
Charter Communications, Inc., Class A *	3,664	1,140,310
Comcast Corp., Class A	8,992	307,257
Liberty Broadband Corp., Class C *	9,567	819,796
Live Nation Entertainment, Inc. *	16,566	698,091
Madison Square Garden Co. (The), Class A *	2,525	620,645
Sirius XM Holdings, Inc. (a)	134,388	838,581

		4,424,680

Metals & Mining - 0.5%
Alcoa Corp. *	21,525	967,764
Freeport-McMoRan, Inc. *	54,132	951,099
Reliance Steel & Aluminum Co.	5,371	460,510
Royal Gold, Inc.	12,369	1,062,126

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Metals & Mining - 0.5% (continued)
Steel Dynamics, Inc.	46,850	$2,071,707

		5,513,206

Multiline Retail - 0.3%
Dollar General Corp.	6,009	562,142
Dollar Tree, Inc. *	12,241	1,161,671
Kohl’s Corp.	9,501	622,410
Target Corp.	11,109	771,298

		3,117,521

Multi-Utilities - 0.5%
Ameren Corp.	16,713	946,457
CenterPoint Energy, Inc.	26,650	730,210
Consolidated Edison, Inc.	5,882	458,443
DTE Energy Co.	7,868	821,419
MDU Resources Group, Inc.	15,343	432,059
NiSource, Inc.	35,281	843,569
Public Service Enterprise Group, Inc.	15,094	758,323

		4,990,480

Oil, Gas & Consumable Fuels - 0.8%
Andeavor	5,167	519,593
CNX Resources Corp. *	27,683	427,149
Diamondback Energy, Inc. *	3,315	419,414
HollyFrontier Corp.	16,343	798,519
Laredo Petroleum, Inc. *	48,596	423,271
Marathon Petroleum Corp.	29,499	2,156,672
PBF Energy, Inc., Class A	13,622	461,786
Phillips 66	5,123	491,398
Valero Energy Corp.	23,057	2,138,998
Williams Cos., Inc. (The)	18,693	464,708

		8,301,508

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The), Class A	22,015	3,296,086
Nu Skin Enterprises, Inc., Class A	8,923	657,714

		3,953,800

Pharmaceuticals - 1.0%
Johnson & Johnson	57,604	7,381,952
Zoetis, Inc.	37,992	3,172,712

		10,554,664

Professional Services - 0.2%
Equifax, Inc.	3,894	458,752
TransUnion *	12,965	736,153
Verisk Analytics, Inc. *	10,952	1,139,008

		2,333,913

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	11,886	561,257

Road & Rail - 1.0%
AMERCO	3,404	1,174,721
CSX Corp.	62,037	3,456,081
JB Hunt Transport Services, Inc.	4,202	492,264
Norfolk Southern Corp.	13,586	1,844,707
Old Dominion Freight Line, Inc.	8,602	1,264,236
Union Pacific Corp.	16,659	2,239,469

		10,471,478

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc. *(a)	43,295	$435,115
Analog Devices, Inc.	11,402	1,039,064
Applied Materials, Inc.	94,940	5,279,613
Broadcom Ltd.	14,240	3,355,656
Cypress Semiconductor Corp.	19,917	337,792
First Solar, Inc. *	10,736	762,041
Intel Corp.	264,956	13,798,909
KLA-Tencor Corp.	5,142	560,530
Lam Research Corp.	19,745	4,011,394
Marvell Technology Group Ltd.	73,655	1,546,755
Maxim Integrated Products, Inc.	23,643	1,423,782
Microchip Technology, Inc. (a)	17,762	1,622,736
Micron Technology, Inc. *	113,697	5,928,162
NVIDIA Corp.	47,821	11,074,865
ON Semiconductor Corp. *	82,670	2,022,108
Qorvo, Inc. *	6,702	472,156
Skyworks Solutions, Inc.	12,279	1,231,093
Teradyne, Inc.	24,948	1,140,373
Texas Instruments, Inc.	61,810	6,421,441
Xilinx, Inc.	17,076	1,233,570

		63,697,155

Software - 10.6%
Activision Blizzard, Inc.	83,362	5,623,601
Adobe Systems, Inc. *	47,670	10,300,534
ANSYS, Inc. *	5,600	877,464
Atlassian Corp. plc, Class A (Australia) *	13,480	726,842
Autodesk, Inc. *	21,938	2,754,974
Cadence Design Systems, Inc. *	36,394	1,338,207
CDK Global, Inc.	19,935	1,262,683
Citrix Systems, Inc. *	7,459	692,195
Dell Technologies, Inc., Class V *	7,383	540,509
Electronic Arts, Inc. *	36,593	4,436,535
Intuit, Inc.	17,418	3,019,410
Microsoft Corp.	504,336	46,030,747
Nuance Communications, Inc. *	37,159	585,254
Oracle Corp.	200,183	9,158,372
PTC, Inc. *	12,514	976,217
Red Hat, Inc. *	12,808	1,914,924
salesforce.com, Inc. *	41,833	4,865,178
ServiceNow, Inc. *	19,849	3,284,017
Splunk, Inc. *	5,164	508,086
SS&C Technologies Holdings, Inc.	16,904	906,731
Symantec Corp.	25,540	660,209
Synopsys, Inc. *	15,227	1,267,496
Tableau Software, Inc., Class A *	7,110	574,630
Take-Two Interactive Software, Inc. *	25,467	2,490,163
Ultimate Software Group, Inc. (The) *	5,637	1,373,737
VMware, Inc., Class A *	31,252	3,789,930

		109,958,645

Specialty Retail - 2.1%
Best Buy Co., Inc.	38,862	2,719,951
Burlington Stores, Inc. *	17,330	2,307,489
Gap, Inc. (The)	31,163	972,286
Home Depot, Inc. (The)	69,665	12,417,090
Lowe’s Cos., Inc.	10,079	884,432
Michaels Cos., Inc. (The) *	21,313	420,079
Murphy USA, Inc. *	6,252	455,146

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Specialty Retail - 2.1% (continued)
Ross Stores, Inc.	11,430	$891,311
Ulta Beauty, Inc. *	1,844	376,674
Urban Outfitters, Inc. *	9,075	335,412

		21,779,870

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	195,320	32,770,790
HP, Inc.	147,908	3,242,143
NCR Corp. *	12,848	404,969
NetApp, Inc.	17,271	1,065,448
Western Digital Corp.	7,571	698,576

		38,181,926

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	2,855	297,206
PVH Corp.	7,383	1,118,008
Ralph Lauren Corp.	2,955	330,369
Skechers U.S.A., Inc., Class A *	31,525	1,226,007
Tapestry, Inc.	6,079	319,816
VF Corp.	22,761	1,687,045

		4,978,451

Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp.	41,075	603,392

Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc., Class A	4,795	439,750
United Rentals, Inc. *	15,473	2,672,651
Watsco, Inc.	3,619	654,930
WESCO International, Inc. *	8,625	535,181

		4,302,512

Water Utilities - 0.2%
American Water Works Co., Inc.	15,796	1,297,326
Aqua America, Inc.	15,473	527,010

		1,824,336

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. *	16,618	1,014,363

TOTAL COMMON STOCKS (Cost $765,627,178)		1,008,163,674

SHORT-TERM INVESTMENTS - 2.6%

Investment Companies - 2.6%
Limited Purpose Cash Investment Fund, 1.53% (2)(c)
(Cost $27,643,680)	27,649,892	27,644,362

SECURITIES LENDING COLLATERAL - 1.0%

Investment Companies - 1.0%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55% (2)(c)(d)	1,181,563	1,181,563

INVESTMENTS	SHARES	VALUE

Investment Companies - 1.0% (continued)
Limited Purpose Cash Investment Fund 1.53% (2)(c)(d)	8,831,205	$8,831,205

TOTAL SECURITIES LENDING COLLATERAL (Cost $10,012,768)		10,012,768

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.7% (Cost $803,283,626)		1,045,820,804

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)% (e)		(7,642,673)

NET ASSETS - 100.0%		$1,038,178,131

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$150,536,017	14.5%
Consumer Staples	31,348,015	3.0
Energy	9,721,515	0.9
Financials	103,841,159	10.0
Health Care	122,733,171	11.8
Industrials	132,930,449	12.8
Information Technology	387,007,215	37.3
Materials	25,618,839	2.5
Real Estate	24,133,895	2.4
Telecommunication Services	1,478,802	0.1
Utilities	18,814,597	1.8
Short-Term Investments	27,644,362	2.6
Securities Lending Collateral	10,012,768	1.0

Total Investments In Securities At Value	1,045,820,804	100.7
Liabilities in Excess of Other Assets (e)	(7,642,673)	(0.7)

Net Assets	$1,038,178,131	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $23,356,970.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $13,413,768 was received (See Note 3).
(e)	includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	164	6/2018	USD	$21,672,600	$(1,068,988)

					$(1,068,988)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$2,310,635	$2,310,635

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.7%

Aerospace & Defense - 1.6%
AAR Corp.	6,428	$283,539
Aerojet Rocketdyne Holdings, Inc. *	26,652	745,457
Aerovironment, Inc. *	11,410	519,269
Axon Enterprise, Inc. *	4,698	184,678
Curtiss-Wright Corp.	4,718	637,260
Ducommun, Inc. *	7,860	238,787
Engility Holdings, Inc. *	5,665	138,226
KLX, Inc. *	16,807	1,194,305
Kratos Defense & Security Solutions, Inc. *	43,225	444,785
Mercury Systems, Inc. *	19,075	921,704
Moog, Inc., Class A *	4,623	380,982
National Presto Industries, Inc. (a)	1,715	160,781
Vectrus, Inc. *	4,424	164,750

		6,014,523

Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. *	27,367	638,198
Atlas Air Worldwide Holdings, Inc. *	3,759	227,232

		865,430

Airlines - 0.2%
SkyWest, Inc.	15,396	837,542

Auto Components - 0.9%
Cooper-Standard Holdings, Inc. *	1,609	197,601
Dana, Inc.	44,642	1,149,978
Dorman Products, Inc. *	1,814	120,105
Fox Factory Holding Corp. *	16,818	586,948
LCI Industries	1,200	124,980
Modine Manufacturing Co. *	17,016	359,888
Motorcar Parts of America, Inc. *	6,430	137,795
Standard Motor Products, Inc.	3,856	183,430
Stoneridge, Inc. *	11,593	319,967
Tower International, Inc.	5,389	149,545

		3,330,237

Automobiles - 0.1%
Winnebago Industries, Inc.	11,732	441,123

Banks - 2.6%
1st Source Corp.	3,559	180,157
Ameris Bancorp	2,810	148,649
BancFirst Corp.	8,043	427,083
Boston Private Financial Holdings, Inc.	11,604	174,640
Bryn Mawr Bank Corp.	4,179	183,667
Camden National Corp.	3,937	175,197
Carolina Financial Corp.	4,279	168,079
CenterState Bank Corp.	6,899	183,030
Central Pacific Financial Corp.	5,772	164,271
ConnectOne Bancorp, Inc.	6,347	182,794
Eagle Bancorp, Inc. *	1,829	109,466
Enterprise Financial Services Corp.	2,473	115,984
Fidelity Southern Corp.	7,992	184,375
First Bancorp/NC	3,337	118,964
First Citizens BancShares, Inc., Class A	288	119,013
First Commonwealth Financial Corp.	9,574	135,281
First Merchants Corp.	5,707	237,982

INVESTMENTS	SHARES	VALUE

Banks - 2.6% (continued)
Flushing Financial Corp.	4,324	$116,575
German American Bancorp, Inc.	3,585	119,560
Great Southern Bancorp, Inc.	3,025	151,099
Green Bancorp, Inc. *	23,620	525,545
Guaranty Bancorp	5,421	153,685
Independent Bank Corp./MA	1,564	111,904
Independent Bank Corp./MI	16,683	382,041
Independent Bank Group, Inc.	3,851	272,266
Lakeland Bancorp, Inc.	12,306	244,274
Lakeland Financial Corp.	4,960	229,301
Live Oak Bancshares, Inc.	7,942	220,788
OFG Bancorp	16,816	175,727
Preferred Bank	6,029	387,062
QCR Holdings, Inc.	5,903	264,750
Republic First Bancorp, Inc. *(a)	28,763	250,238
Seacoast Banking Corp. of Florida *	5,656	149,714
ServisFirst Bancshares, Inc.	18,307	747,292
Southside Bancshares, Inc.	6,311	219,244
Stock Yards Bancorp, Inc.	4,504	158,090
Tompkins Financial Corp.	1,707	129,322
Towne Bank	11,244	321,578
TriState Capital Holdings, Inc. *	7,060	164,145
Triumph Bancorp, Inc. *	9,529	392,595
Veritex Holdings, Inc. *	5,988	165,688
Washington Trust Bancorp, Inc.	2,583	138,836
Wintrust Financial Corp.	6,761	581,784

		9,781,735

Beverages - 0.9%
Castle Brands, Inc. *(a)	120,383	149,275
Coca-Cola Bottling Co. Consolidated	1,670	288,359
Craft Brew Alliance, Inc. *	13,506	251,212
MGP Ingredients, Inc. (a)	12,168	1,090,131
National Beverage Corp. (a)	17,465	1,554,734

		3,333,711

Biotechnology - 10.5%
Abeona Therapeutics, Inc. *(a)	33,779	484,729
Acceleron Pharma, Inc. *	8,953	350,062
Adamas Pharmaceuticals, Inc. *(a)	11,078	264,764
Aimmune Therapeutics, Inc. *	14,223	452,718
Akebia Therapeutics, Inc. *	21,111	201,188
Amicus Therapeutics, Inc. *	66,758	1,004,040
Arena Pharmaceuticals, Inc. *	12,622	498,569
Array BioPharma, Inc. *	73,054	1,192,241
Atara Biotherapeutics, Inc. *	6,855	267,345
Audentes Therapeutics, Inc. *	7,181	215,789
Avexis, Inc. *	13,663	1,688,474
Avid Bioservices, Inc. *	25,915	75,672
BioCryst Pharmaceuticals, Inc. *	24,759	118,100
Bluebird Bio, Inc. *	15,860	2,708,095
Blueprint Medicines Corp. *	16,414	1,505,164
Calithera Biosciences, Inc. *	30,789	193,971
Cara Therapeutics, Inc. *(a)	13,130	162,549
Catalyst Pharmaceuticals, Inc. *	86,974	207,868
Clovis Oncology, Inc. *	1,880	99,264
Conatus Pharmaceuticals, Inc. *	37,639	220,941
Concert Pharmaceuticals, Inc. *	11,763	269,373
CTI BioPharma Corp. *	7,700	30,030

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 10.5% (continued)
Cytokinetics, Inc. *	15,186	$109,339
CytomX Therapeutics, Inc. *	16,047	456,537
Dynavax Technologies Corp. *	31,119	617,712
Editas Medicine, Inc. *	14,284	473,515
Emergent BioSolutions, Inc. *	10,409	548,034
Enanta Pharmaceuticals, Inc. *	7,995	646,875
Epizyme, Inc. *	12,703	225,478
Esperion Therapeutics, Inc. *	13,232	957,071
Exact Sciences Corp. *	39,970	1,611,990
Fate Therapeutics, Inc. *	27,294	266,389
FibroGen, Inc. *	28,846	1,332,685
Flexion Therapeutics, Inc. *	5,453	122,202
Foundation Medicine, Inc. *(a)	16,549	1,303,234
Global Blood Therapeutics, Inc. *	20,635	996,670
Halozyme Therapeutics, Inc. *	44,209	866,054
ImmunoGen, Inc. *(a)	69,786	734,149
Immunomedics, Inc. *(a)	76,534	1,118,162
Insmed, Inc. *	22,749	512,307
Intellia Therapeutics, Inc. *	9,420	198,668
Iovance Biotherapeutics, Inc. *	5,911	99,896
Keryx Biopharmaceuticals, Inc. *(a)	28,069	114,802
Kura Oncology, Inc. *	8,112	152,100
Ligand Pharmaceuticals, Inc. *	4,636	765,682
Loxo Oncology, Inc. *	12,663	1,460,930
Madrigal Pharmaceuticals, Inc. *	4,859	567,483
MiMedx Group, Inc. *(a)	40,759	284,090
Myriad Genetics, Inc. *	26,441	781,332
Ohr Pharmaceutical, Inc. *	7,600	1,671
Pieris Pharmaceuticals, Inc. *	62,341	425,166
Portola Pharmaceuticals, Inc. *	23,987	783,415
PTC Therapeutics, Inc. *	9,150	247,599
Puma Biotechnology, Inc. *	11,851	806,461
REGENXBIO, Inc. *	17,890	534,017
Repligen Corp. *	4,320	156,298
Retrophin, Inc. *	6,198	138,587
Sage Therapeutics, Inc. *	14,202	2,287,516
Sangamo Therapeutics, Inc. *	47,639	905,141
Sarepta Therapeutics, Inc. *	22,254	1,648,799
Spark Therapeutics, Inc. *	1,843	122,725
Spectrum Pharmaceuticals, Inc. *	45,354	729,746
Stemline Therapeutics, Inc. *	12,296	188,129
TG Therapeutics, Inc. *	42,766	607,277
Vanda Pharmaceuticals, Inc. *	6,242	105,178

		39,222,057

Building Products - 1.2%
AAON, Inc.	11,411	445,029
American Woodmark Corp. *	3,650	359,342
Builders FirstSource, Inc. *	45,338	899,506
Gibraltar Industries, Inc. *	3,457	117,019
Griffon Corp.	10,974	200,276
Insteel Industries, Inc.	5,358	148,042
NCI Building Systems, Inc. *	7,438	131,653
Patrick Industries, Inc. *	8,940	552,939
PGT Innovations, Inc. *	16,718	311,791
Simpson Manufacturing Co., Inc.	4,611	265,547
Trex Co., Inc. *	11,003	1,196,796

		4,627,940

INVESTMENTS	SHARES	VALUE
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc., Class A	11,552	$384,682
B. Riley Financial, Inc.	12,270	239,265
Diamond Hill Investment Group, Inc.	1,290	266,463
Evercore, Inc., Class A	5,198	453,266
GAIN Capital Holdings, Inc. (a)	24,292	163,971
Houlihan Lokey, Inc.	22,957	1,023,882
Moelis & Co., Class A	22,631	1,150,786
Piper Jaffray Cos.	3,946	327,715
PJT Partners, Inc., Class A	14,422	722,542
Stifel Financial Corp.	7,971	472,122
Virtu Financial, Inc., Class A	24,222	799,326

		6,004,020

Chemicals - 2.2%
AdvanSix, Inc. *	4,191	145,763
American Vanguard Corp.	9,893	199,839
Chase Corp.	3,665	426,789
Ferro Corp. *	32,237	748,543
GCP Applied Technologies, Inc. *	8,089	234,985
Ingevity Corp. *	14,708	1,083,833
Innophos Holdings, Inc.	3,701	148,817
Innospec, Inc.	2,779	190,639
Intrepid Potash, Inc. *(a)	95,924	349,163
KMG Chemicals, Inc.	10,063	603,277
Koppers Holdings, Inc. *	5,945	244,340
Kraton Corp. *	9,550	455,631
Kronos Worldwide, Inc.	49,010	1,107,626
Minerals Technologies, Inc.	1,646	110,200
PolyOne Corp.	13,837	588,349
Quaker Chemical Corp.	2,865	424,392
Rayonier Advanced Materials, Inc.	5,355	114,972
Stepan Co.	3,250	270,335
Trinseo SA	3,139	232,443
Tronox Ltd., Class A	36,519	673,410

		8,353,346

Commercial Services & Supplies - 1.6%
Brady Corp., Class A	8,072	299,875
Brink’s Co. (The)	19,816	1,413,872
Casella Waste Systems, Inc., Class A *	31,416	734,506
Ennis, Inc.	10,681	210,416
Healthcare Services Group, Inc.	21,718	944,299
Hudson Technologies, Inc. *	21,628	106,842
Interface, Inc.	11,356	286,171
Kimball International, Inc., Class B	9,927	169,156
Matthews International Corp., Class A	3,314	167,688
MSA Safety, Inc.	6,442	536,232
Multi-Color Corp.	2,315	152,906
Quad/Graphics, Inc.	6,078	154,077
SP Plus Corp. *	4,630	164,828
Tetra Tech, Inc.	4,882	238,974
US Ecology, Inc.	3,206	170,880
Viad Corp.	8,505	446,087

		6,196,809

Communications Equipment - 0.9%
Applied Optoelectronics, Inc. *(a)	7,780	194,967
CalAmp Corp. *	11,907	272,432

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Communications Equipment - 0.9% (continued)
Comtech Telecommunications Corp.	7,139	$213,385
EMCORE Corp. *	36,279	206,790
Extreme Networks, Inc. *	67,662	749,018
Harmonic, Inc. *	37,222	141,444
Lumentum Holdings, Inc. *	17,419	1,111,332
Ubiquiti Networks, Inc. *(a)	5,002	344,138
Viavi Solutions, Inc. *	12,510	121,597

		3,355,103

Construction & Engineering - 1.3%
Aegion Corp. *	6,788	155,513
Argan, Inc.	3,584	153,933
Comfort Systems USA, Inc.	6,501	268,166
Dycom Industries, Inc. *	7,672	825,737
EMCOR Group, Inc.	6,170	480,828
Granite Construction, Inc.	1,871	104,514
HC2 Holdings, Inc. *	27,896	146,733
KBR, Inc.	10,161	164,507
MasTec, Inc. *	17,330	815,377
MYR Group, Inc. *	5,924	182,578
NV5 Global, Inc. *	12,212	680,819
Primoris Services Corp.	11,585	289,393
Sterling Construction Co., Inc. *	31,820	364,657
Tutor Perini Corp. *	5,707	125,839

		4,758,594

Construction Materials - 0.4%
Summit Materials, Inc., Class A *	39,384	1,192,547
US Concrete, Inc. *(a)	6,769	408,848

		1,601,395

Consumer Finance - 1.0%
Encore Capital Group, Inc. *(a)	9,802	443,050
Enova International, Inc. *	13,238	291,898
FirstCash, Inc.	10,114	821,763
Green Dot Corp., Class A *	22,014	1,412,418
Nelnet, Inc., Class A	4,465	234,011
Regional Management Corp. *	7,164	228,102
World Acceptance Corp. *	3,028	318,848

		3,750,090

Containers & Packaging - 0.1%
Greif, Inc., Class A	4,617	241,238

Diversified Consumer Services - 2.0%
Adtalem Global Education, Inc. *	18,688	888,614
Career Education Corp. *	35,599	467,771
Carriage Services, Inc.	7,513	207,810
Chegg, Inc. *	58,413	1,206,812
Grand Canyon Education, Inc. *	18,472	1,938,082
K12, Inc. *	15,726	222,995
Sotheby’s *	7,699	395,036
Strayer Education, Inc.	1,973	199,372
Weight Watchers International, Inc. *	29,949	1,908,350

		7,434,842

Diversified Telecommunication Services - 0.4%
Cogent Communications Holdings, Inc.	4,273	185,448
Globalstar, Inc. *(a)	270,302	185,833
IDT Corp., Class B *	12,066	75,654

INVESTMENTS	SHARES	VALUE
Diversified Telecommunication Services - 0.4% (continued)
ORBCOMM, Inc. *	27,576	$258,387
Vonage Holdings Corp. *	59,446	633,100

		1,338,422

Electric Utilities - 0.5%
ALLETE, Inc.	6,715	485,159
El Paso Electric Co.	7,448	379,848
IDACORP, Inc.	1,339	118,193
Otter Tail Corp.	3,477	150,728
PNM Resources, Inc.	14,357	549,155
Spark Energy, Inc., Class A (a)	15,794	187,159

		1,870,242

Electrical Equipment - 0.1%
Energous Corp. *(a)	5,342	85,632
Plug Power, Inc. *(a)	80,747	152,612
Vivint Solar, Inc. *(a)	45,845	167,334

		405,578

Electronic Equipment, Instruments & Components - 2.5%
Anixter International, Inc. *	1,875	142,031
AVX Corp.	12,390	205,054
Badger Meter, Inc.	7,765	366,120
Control4 Corp. *	21,479	461,369
CTS Corp.	12,200	331,840
Electro Scientific Industries, Inc. *	23,887	461,736
ePlus, Inc. *	5,392	418,958
FARO Technologies, Inc. *	1,850	108,040
II-VI, Inc. *	15,827	647,324
Insight Enterprises, Inc. *	6,142	214,540
Itron, Inc. *	3,429	245,345
KEMET Corp. *	26,454	479,611
Littelfuse, Inc.	7,264	1,512,220
Mesa Laboratories, Inc.	2,830	420,085
Methode Electronics, Inc.	4,269	166,918
MicroVision, Inc. *(a)	65,370	73,868
Novanta, Inc. *	20,306	1,058,958
PC Connection, Inc.	7,181	179,525
Plexus Corp. *	1,912	114,204
Rogers Corp. *	7,973	953,092
SYNNEX Corp.	1,152	136,397
Systemax, Inc.	17,492	499,397
TTM Technologies, Inc. *	7,368	112,657
Vishay Intertechnology, Inc.	13,357	248,440

		9,557,729

Energy Equipment & Services - 0.2%
Archrock, Inc.	11,319	99,041
Exterran Corp. *	15,398	411,127
McDermott International, Inc. *	17,261	105,120
Newpark Resources, Inc. *	14,013	113,505

		728,793

Equity Real Estate Investment Trusts (REITs) - 1.8%
CareTrust REIT, Inc.	8,156	109,290
Community Healthcare Trust, Inc.	9,346	240,566
EastGroup Properties, Inc.	7,269	600,856
First Industrial Realty Trust, Inc.	5,968	174,445
Four Corners Property Trust, Inc.	10,973	253,367
Front Yard Residential Corp.	12,764	128,278

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 1.8% (continued)
GEO Group, Inc. (The)	8,800	$180,136
Getty Realty Corp.	7,235	182,467
Gladstone Commercial Corp.	7,944	137,749
Independence Realty Trust, Inc.	19,647	180,359
Jernigan Capital, Inc.	8,682	157,144
Monmouth Real Estate Investment Corp.	23,743	357,095
National Storage Affiliates Trust	11,288	283,103
NexPoint Residential Trust, Inc.	20,310	504,500
Pebblebrook Hotel Trust (a)	9,022	309,906
PotlatchDeltic Corp.	6,774	352,587
Preferred Apartment Communities, Inc., Class A	19,809	281,090
PS Business Parks, Inc.	2,058	232,636
Rexford Industrial Realty, Inc.	25,149	724,040
STAG Industrial, Inc.	15,833	378,725
Summit Hotel Properties, Inc.	8,405	114,392
Terreno Realty Corp.	13,239	456,878
UMH Properties, Inc.	9,125	122,366
Xenia Hotels & Resorts, Inc.	13,288	262,039

		6,724,014

Food & Staples Retailing - 0.2%
Performance Food Group Co. *	21,894	653,536

Food Products - 0.7%
Calavo Growers, Inc. (a)	3,047	280,934
Darling Ingredients, Inc. *	35,277	610,292
Freshpet, Inc. *(a)	16,338	268,760
John B Sanfilippo & Son, Inc.	3,456	199,999
Sanderson Farms, Inc.	7,847	933,950
Tootsie Roll Industries, Inc. (a)	5,223	153,821

		2,447,756

Gas Utilities - 0.4%
Chesapeake Utilities Corp.	2,140	150,549
New Jersey Resources Corp.	8,922	357,772
ONE Gas, Inc.	8,514	562,094
Spire, Inc.	7,088	512,463

		1,582,878

Health Care Equipment & Supplies - 5.5%
Anika Therapeutics, Inc. *	3,754	186,649
Antares Pharma, Inc. *	92,674	203,883
AtriCure, Inc. *	10,862	222,888
Atrion Corp.	378	238,631
AxoGen, Inc. *	28,960	1,057,040
Cantel Medical Corp.	7,458	830,896
Cardiovascular Systems, Inc. *	5,708	125,176
CryoLife, Inc. *	13,209	264,840
Cutera, Inc. *	15,176	762,594
Globus Medical, Inc., Class A *	28,400	1,414,888
Haemonetics Corp. *	12,888	942,886
Halyard Health, Inc. *	6,513	300,119
Heska Corp. *	3,525	278,722
ICU Medical, Inc. *	5,839	1,473,764
Inogen, Inc. *	10,668	1,310,457
Insulet Corp. *	19,886	1,723,718
Integer Holdings Corp. *	10,594	599,091
Integra LifeSciences Holdings Corp. *	3,067	169,728
iRhythm Technologies, Inc. *	4,347	273,644

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 5.5% (continued)
K2M Group Holdings, Inc. *	5,719	$108,375
Lantheus Holdings, Inc. *	33,967	540,075
LeMaitre Vascular, Inc.	16,749	606,816
LivaNova plc *	13,835	1,224,397
Masimo Corp. *	5,683	499,820
Merit Medical Systems, Inc. *	19,266	873,713
Neogen Corp. *	3,043	203,851
Nevro Corp. *	1,634	141,619
Novocure Ltd. *	38,156	831,801
OraSure Technologies, Inc. *	33,053	558,265
Orthofix International NV *	2,774	163,056
Penumbra, Inc. *	9,458	1,093,818
Pulse Biosciences, Inc. *(a)	18,869	255,298
Quidel Corp. *	13,229	685,394
Sientra, Inc. *(a)	11,982	115,746
Tactile Systems Technology, Inc. *(a)	4,537	144,277
ViewRay, Inc. *(a)	48,658	312,871

		20,738,806

Health Care Providers & Services - 2.4%
Addus HomeCare Corp. *	10,894	529,993
Amedisys, Inc. *	3,435	207,268
AMN Healthcare Services, Inc. *	3,089	175,301
BioTelemetry, Inc. *	11,408	354,218
Chemed Corp.	5,031	1,372,759
CorVel Corp. *	6,100	308,355
Cross Country Healthcare, Inc. *	14,589	162,084
Diplomat Pharmacy, Inc. *(a)	25,476	513,341
Encompass Health Corp.	19,065	1,089,946
HealthEquity, Inc. *	4,278	258,990
Kindred Healthcare, Inc. *	11,726	107,293
LHC Group, Inc. *	8,130	500,483
Magellan Health, Inc. *	1,312	140,515
MedCath Corp. (3) *(b)	10,300	—
Molina Healthcare, Inc. *	17,129	1,390,532
National HealthCare Corp.	1,886	112,462
Providence Service Corp. (The) *	1,747	120,788
Select Medical Holdings Corp. *	40,764	703,179
Tivity Health, Inc. *	22,160	878,644
US Physical Therapy, Inc.	3,234	262,924

		9,189,075

Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. *	28,259	348,999
Cotiviti Holdings, Inc. *	5,185	178,571
HealthStream, Inc.	7,258	180,216
Inovalon Holdings, Inc., Class A *(a)	15,044	159,466
Medidata Solutions, Inc. *	13,637	856,540
Omnicell, Inc. *	11,529	500,359
Quality Systems, Inc. *	12,397	169,219
Tabula Rasa HealthCare, Inc. *	6,576	255,149
Teladoc, Inc. *(a)	26,182	1,055,135
Vocera Communications, Inc. *	18,450	432,099

		4,135,753

Hotels, Restaurants & Leisure - 4.2%
Bloomin’ Brands, Inc.	5,153	125,115
Boyd Gaming Corp.	39,000	1,242,540
Caesars Entertainment Corp. *	220,969	2,485,901

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - 4.2% (continued)
Carrols Restaurant Group, Inc. *	11,164	$125,037
Churchill Downs, Inc.	2,725	665,036
Dave & Buster’s Entertainment, Inc. *	2,396	100,009
Del Taco Restaurants, Inc. *	12,276	127,179
Denny’s Corp. *	16,550	255,367
Eldorado Resorts, Inc. *(a)	37,446	1,235,718
Golden Entertainment, Inc. *	9,096	211,300
ILG, Inc.	39,981	1,243,809
International Speedway Corp., Class A	3,567	157,305
Jack in the Box, Inc.	1,265	107,942
Marcus Corp. (The)	6,900	209,415
Marriott Vacations Worldwide Corp.	10,405	1,385,946
Monarch Casino & Resort, Inc. *(a)	7,349	310,789
Penn National Gaming, Inc. *	36,477	957,886
Planet Fitness, Inc., Class A *	38,028	1,436,318
RCI Hospitality Holdings, Inc.	11,399	323,618
Red Robin Gourmet Burgers, Inc. *	2,370	137,460
Red Rock Resorts, Inc., Class A	22,592	661,494
Ruth’s Hospitality Group, Inc.	9,641	235,722
Scientific Games Corp., Class A *	36,240	1,507,584
Texas Roadhouse, Inc.	2,081	120,240
Wingstop, Inc.	10,171	480,376

		15,849,106

Household Durables - 2.2%
Bassett Furniture Industries, Inc.	12,552	380,953
Beazer Homes USA, Inc. *	10,944	174,557
Cavco Industries, Inc. *	2,640	458,700
Century Communities, Inc. *	3,662	109,677
Flexsteel Industries, Inc.	1,321	52,285
Hooker Furniture Corp.	10,743	394,268
Installed Building Products, Inc. *	15,233	914,742
iRobot Corp. *(a)	8,024	515,061
KB Home	33,288	947,044
LGI Homes, Inc. *(a)	11,646	821,858
M/I Homes, Inc. *	5,839	185,972
MDC Holdings, Inc.	11,585	323,453
Meritage Homes Corp. *	7,225	326,931
Taylor Morrison Home Corp., Class A *	11,290	262,831
TopBuild Corp. *	17,444	1,334,815
TRI Pointe Group, Inc. *	38,529	633,031
William Lyon Homes, Class A *	11,179	307,311
ZAGG, Inc. *	17,070	208,254

		8,351,743

Household Products - 0.3%
Central Garden & Pet Co., Class A *	22,847	904,970
HRG Group, Inc. *	9,934	163,811

		1,068,781

Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc., Class C	9,307	158,219
Ormat Technologies, Inc.	6,365	358,859

		517,078

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	8,805	308,615

INVESTMENTS	SHARES	VALUE
Insurance - 2.3%
American Equity Investment Life Holding Co.	21,730	$637,993
AMERISAFE, Inc.	3,029	167,352
CNO Financial Group, Inc.	37,506	812,755
eHealth, Inc. *	9,742	139,408
Employers Holdings, Inc.	6,048	244,642
Enstar Group Ltd. *	725	152,431
FBL Financial Group, Inc., Class A	7,378	511,664
HCI Group, Inc. (a)	4,590	175,154
Health Insurance Innovations, Inc., Class A *(a)	14,312	413,617
Horace Mann Educators Corp.	3,809	162,835
James River Group Holdings Ltd.	4,897	173,697
Kemper Corp.	13,537	771,609
National Western Life Group, Inc., Class A	528	160,977
Navigators Group, Inc. (The)	3,083	177,735
Primerica, Inc.	16,110	1,556,226
Safety Insurance Group, Inc.	1,836	141,097
Selective Insurance Group, Inc.	11,375	690,462
Stewart Information Services Corp.	3,674	161,435
Third Point Reinsurance Ltd. *	7,922	110,512
Trupanion, Inc. *(a)	20,746	620,098
United Fire Group, Inc.	5,138	245,905
United Insurance Holdings Corp.	8,652	165,599
Universal Insurance Holdings, Inc.	3,911	124,761

		8,517,964

Internet & Direct Marketing Retail - 0.6%
Groupon, Inc. *	152,882	663,508
Nutrisystem, Inc.	13,215	356,144
Overstock.com, Inc. *(a)	13,175	477,594
PetMed Express, Inc. (a)	14,244	594,687
Shutterfly, Inc. *	1,917	155,756

		2,247,689

Internet Software & Services - 6.1%
2U, Inc. *	21,287	1,788,747
Alarm.com Holdings, Inc. *(a)	11,688	441,105
Appfolio, Inc., Class A *	20,427	834,443
Apptio, Inc., Class A *	12,722	360,541
Blucora, Inc. *	27,073	665,996
Box, Inc., Class A *	35,063	720,545
Brightcove, Inc. *	21,470	149,216
Carbonite, Inc. *	14,510	417,888
Care.com, Inc. *	12,036	195,826
Cimpress NV (Netherlands) *	8,225	1,272,408
CommerceHub, Inc., Series C *	8,834	198,677
Coupa Software, Inc. *	2,434	111,039
Envestnet, Inc. *	12,174	697,570
Etsy, Inc. *	38,545	1,081,573
Five9, Inc. *	33,679	1,003,297
Gogo, Inc. *(a)	16,040	138,425
GrubHub, Inc. *	33,017	3,350,235
GTT Communications, Inc. *	15,960	904,932
Hortonworks, Inc. *	31,896	649,722
Instructure, Inc. *	11,481	483,924
Internap Corp. *	15,241	167,651
Limelight Networks, Inc. *	35,604	146,332
LivePerson, Inc. *	22,583	369,232

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Internet Software & Services - 6.1% (continued)
MINDBODY, Inc., Class A *	16,845	$655,270
New Relic, Inc. *	20,505	1,519,831
Nutanix, Inc., Class A *	12,078	593,151
Q2 Holdings, Inc. *	12,426	566,004
QuinStreet, Inc. *	18,983	242,413
Quotient Technology, Inc. *	10,253	134,314
Stamps.com, Inc. *	6,465	1,299,788
Trade Desk, Inc. (The), Class A *(a)	13,966	692,993
TrueCar, Inc. *(a)	12,774	120,842
Tucows, Inc., Class A *(a)	6,755	378,280
Web.com Group, Inc. *	10,966	198,485
XO Group, Inc. *	16,852	349,679

		22,900,374

IT Services - 1.4%
Blackhawk Network Holdings, Inc. *	2,953	131,999
CACI International, Inc., Class A *	1,459	220,820
CSG Systems International, Inc.	3,860	174,819
EPAM Systems, Inc. *	15,989	1,831,060
Everi Holdings, Inc. *	69,206	454,683
ExlService Holdings, Inc. *	3,131	174,616
Hackett Group, Inc. (The)	15,924	255,739
ManTech International Corp., Class A	7,068	392,062
MAXIMUS, Inc.	5,371	358,461
Perficient, Inc. *	7,395	169,493
Syntel, Inc. *	12,315	314,402
TTEC Holdings, Inc.	8,888	272,862
Virtusa Corp. *	8,269	400,716

		5,151,732

Leisure Products - 0.3%
Callaway Golf Co.	18,337	299,994
Johnson Outdoors, Inc., Class A	4,566	283,092
Malibu Boats, Inc., Class A *	12,549	416,752
MCBC Holdings, Inc. *	11,366	286,423

		1,286,261

Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. *(a)	4,637	105,955
Enzo Biochem, Inc. *	30,080	164,838
NeoGenomics, Inc. *(a)	19,448	158,696
PRA Health Sciences, Inc. *	20,291	1,683,341
Syneos Health, Inc. *	2,611	92,691

		2,205,521

Machinery - 4.8%
Alamo Group, Inc.	4,338	476,746
Albany International Corp., Class A	3,705	232,304
Altra Industrial Motion Corp. (a)	10,292	472,917
Astec Industries, Inc.	2,885	159,194
Barnes Group, Inc.	15,034	900,386
Chart Industries, Inc. *	5,007	295,563
Columbus McKinnon Corp.	10,083	361,375
Commercial Vehicle Group, Inc. *	22,354	173,244
Douglas Dynamics, Inc.	9,186	398,213
EnPro Industries, Inc.	4,722	365,388
ESCO Technologies, Inc.	2,964	173,542
Federal Signal Corp.	10,357	228,061
Franklin Electric Co., Inc.	3,130	127,548

INVESTMENTS	SHARES	VALUE
Machinery - 4.8% (continued)
Global Brass & Copper Holdings, Inc.	10,438	$349,151
Greenbrier Cos., Inc. (The)	5,663	284,566
Harsco Corp. *	35,429	731,609
Hillenbrand, Inc.	4,532	208,019
Hyster-Yale Materials Handling, Inc.	2,470	172,727
John Bean Technologies Corp.	13,638	1,546,549
Kadant, Inc.	5,078	479,871
Kennametal, Inc.	27,277	1,095,444
Lydall, Inc. *	4,278	206,414
Manitowoc Co., Inc. (The) *	14,088	400,944
Meritor, Inc. *	32,900	676,424
Mueller Water Products, Inc., Class A	13,903	151,126
Navistar International Corp. *	35,139	1,228,811
NN, Inc.	9,792	235,008
Proto Labs, Inc. *	8,615	1,012,693
RBC Bearings, Inc. *	5,815	722,223
Rexnord Corp. *	16,060	476,661
Spartan Motors, Inc.	25,080	431,376
SPX Corp. *	28,258	917,820
SPX FLOW, Inc. *	7,228	355,545
Standex International Corp.	2,682	255,729
Sun Hydraulics Corp.	8,500	455,260
Tennant Co.	2,238	151,513
Titan International, Inc.	18,315	230,952
Wabash National Corp.	16,454	342,408
Woodward, Inc.	5,061	362,671

		17,845,995

Marine - 0.1%
Safe Bulkers, Inc. (Greece) *	55,946	177,349
Scorpio Bulkers, Inc.	28,107	198,154

		375,503

Media - 0.9%
Entravision Communications Corp., Class A	17,347	81,531
EW Scripps Co. (The), Class A	8,418	100,932
Gannett Co., Inc. (a)	10,833	108,113
Gray Television, Inc. *	22,835	290,005
Liberty Media Corp.-Liberty Braves, Class C *	10,060	229,569
New Media Investment Group, Inc.	8,166	139,965
New York Times Co. (The), Class A	55,843	1,345,816
Nexstar Media Group, Inc., Class A	2,992	198,968
World Wrestling Entertainment, Inc., Class A	25,683	924,845

		3,419,744

Metals & Mining - 0.8%
Allegheny Technologies, Inc. *	43,797	1,037,113
Carpenter Technology Corp.	9,974	440,053
Century Aluminum Co. *	34,401	568,992
Kaiser Aluminum Corp.	2,738	276,264
Materion Corp.	4,614	235,545
Schnitzer Steel Industries, Inc., Class A	3,833	123,998
SunCoke Energy, Inc. *	17,608	189,462
TimkenSteel Corp. *	7,694	116,872
Worthington Industries, Inc.	2,808	120,519

		3,108,818

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Multiline Retail - 0.4%
Ollie’s Bargain Outlet Holdings, Inc. *	25,541	$1,540,122

Multi-Utilities - 0.1%
Unitil Corp.	4,322	200,584

Oil, Gas & Consumable Fuels - 1.2%
Abraxas Petroleum Corp. *	96,723	214,725
Approach Resources, Inc. *(a)	65,375	170,629
Arch Coal, Inc., Class A	1,739	159,779
CVR Energy, Inc. (a)	30,848	932,227
Delek US Energy, Inc.	27,301	1,111,151
GasLog Ltd. (Monaco)	13,038	214,475
Golar LNG Ltd.	4,091	111,930
Matador Resources Co. *	4,837	144,675
NACCO Industries, Inc., Class A	3,287	107,978
Par Pacific Holdings, Inc. *	10,356	177,812
Renewable Energy Group, Inc. *	10,705	137,024
Resolute Energy Corp. *(a)	3,377	117,013
REX American Resources Corp. *	2,433	177,122
Ring Energy, Inc. *	15,968	229,141
Uranium Energy Corp. *(a)	124,327	162,868
W&T Offshore, Inc. *	29,838	132,182
WildHorse Resource Development Corp. *(a)	12,811	244,562

		4,545,293

Paper & Forest Products - 0.5%
Boise Cascade Co.	9,843	379,940
Louisiana-Pacific Corp.	43,337	1,246,805
Neenah, Inc.	2,788	218,579
Verso Corp., Class A *	9,533	160,536

		2,005,860

Personal Products - 0.1%
Inter Parfums, Inc.	4,301	202,792
Medifast, Inc.	2,954	276,052

		478,844

Pharmaceuticals - 4.0%
Aerie Pharmaceuticals, Inc. *	8,365	453,801
Amphastar Pharmaceuticals, Inc. *	6,748	126,525
Assembly Biosciences, Inc. *	13,943	685,159
Catalent, Inc. *	43,313	1,778,432
Collegium Pharmaceutical, Inc. *	5,060	129,283
Corcept Therapeutics, Inc. *(a)	50,782	835,364
Corium International, Inc. *(a)	15,140	173,656
Intersect ENT, Inc. *	15,317	601,958
MyoKardia, Inc. *	16,954	827,355
Nektar Therapeutics *	57,051	6,062,239
Omeros Corp. *(a)	24,549	274,212
Paratek Pharmaceuticals, Inc. *	11,158	145,054
Phibro Animal Health Corp., Class A	13,491	535,593
Reata Pharmaceuticals, Inc., Class A *(a)	9,713	199,214
Revance Therapeutics, Inc. *	12,405	382,074
Supernus Pharmaceuticals, Inc. *	20,564	941,831
Zogenix, Inc. *	17,389	696,430

		14,848,180

INVESTMENTS	SHARES	VALUE
Professional Services - 1.7%
Barrett Business Services, Inc.	2,777	$230,158
CBIZ, Inc. *	11,492	209,729
CRA International, Inc.	8,044	420,621
Exponent, Inc.	3,770	296,510
Heidrick & Struggles International, Inc.	6,742	210,687
ICF International, Inc.	3,076	179,792
Insperity, Inc.	10,994	764,633
Kelly Services, Inc., Class A	6,667	193,610
Kforce, Inc.	6,514	176,204
Korn/Ferry International	17,831	919,901
Mistras Group, Inc. *	8,171	154,759
Navigant Consulting, Inc. *	6,717	129,235
On Assignment, Inc. *	12,991	1,063,703
TriNet Group, Inc. *	23,494	1,088,242
Willdan Group, Inc. *	11,019	312,389

		6,350,173

Real Estate Management & Development - 0.5%
HFF, Inc., Class A	10,183	506,095
Marcus & Millichap, Inc. *	5,385	194,183
Maui Land & Pineapple Co., Inc. *	12,917	150,483
Rafael Holdings, Inc., Class B *	6,033	29,260
RE/MAX Holdings, Inc., Class A	4,167	251,895
RMR Group, Inc. (The), Class A	10,745	751,613

		1,883,529

Road & Rail - 1.0%
ArcBest Corp.	6,210	199,031
Knight-Swift Transportation Holdings, Inc.	24,231	1,114,868
Marten Transport Ltd.	11,529	262,861
Saia, Inc. *	15,288	1,148,893
Werner Enterprises, Inc.	23,574	860,451

		3,586,104

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries, Inc. *	4,967	317,391
Alpha & Omega Semiconductor Ltd. *	14,897	230,159
Axcelis Technologies, Inc. *	22,700	558,420
AXT, Inc. *	52,806	382,843
Brooks Automation, Inc.	21,397	579,431
Cabot Microelectronics Corp.	7,508	804,182
CEVA, Inc. *	10,802	391,032
Cohu, Inc.	17,983	410,192
Cree, Inc. *	22,693	914,755
Diodes, Inc. *	5,317	161,956
Entegris, Inc.	50,133	1,744,628
FormFactor, Inc. *	33,034	450,914
Ichor Holdings Ltd. *(a)	5,514	133,494
MaxLinear, Inc. *	6,149	139,890
MKS Instruments, Inc.	18,590	2,149,933
Monolithic Power Systems, Inc.	14,178	1,641,387
Photronics, Inc. *	17,287	142,618
Rudolph Technologies, Inc. *	6,157	170,549
Semtech Corp. *	7,080	276,474
Silicon Laboratories, Inc. *	12,015	1,080,149
Ultra Clean Holdings, Inc. *	20,911	402,537

		13,082,934

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 5.7%
8x8, Inc. *	10,648	$198,585
ACI Worldwide, Inc. *	8,155	193,437
Aspen Technology, Inc. *	14,682	1,158,263
Blackbaud, Inc.	15,748	1,603,304
Bottomline Technologies de, Inc. *	8,515	329,956
CommVault Systems, Inc. *	2,269	129,787
Digimarc Corp. *	4,179	100,087
Ebix, Inc. (a)	5,874	437,613
Everbridge, Inc. *	4,047	148,120
Fair Isaac Corp. *	6,763	1,145,449
Glu Mobile, Inc. *	45,007	169,676
HubSpot, Inc. *	13,683	1,481,869
Mitek Systems, Inc. *	27,452	203,145
MobileIron, Inc. *	34,224	169,409
Paycom Software, Inc. *(a)	22,745	2,442,586
Paylocity Holding Corp. *	13,203	676,390
Pegasystems, Inc.	21,439	1,300,275
Progress Software Corp.	12,969	498,658
Proofpoint, Inc. *	3,854	438,007
PROS Holdings, Inc. *	9,268	305,937
Qualys, Inc. *	14,348	1,043,817
Rapid7, Inc. *	12,222	312,517
RealPage, Inc. *	29,100	1,498,650
RingCentral, Inc., Class A *	31,163	1,978,850
Upland Software, Inc. *	17,368	500,025
Varonis Systems, Inc. *	11,227	679,233
Workiva, Inc. *	12,211	289,401
Zendesk, Inc. *	33,629	1,609,820
Zix Corp. *	44,752	191,091

		21,233,957

Specialty Retail - 2.6%
Aaron’s, Inc.	22,923	1,068,212
Abercrombie & Fitch Co., Class A	30,430	736,711
American Eagle Outfitters, Inc.	17,787	354,495
At Home Group, Inc. *	12,405	397,456
Boot Barn Holdings, Inc. *	9,357	165,900
Camping World Holdings, Inc., Class A	18,327	591,046
Children’s Place, Inc. (The)	7,081	957,705
Citi Trends, Inc.	7,878	243,509
Conn’s, Inc. *(a)	21,661	736,474
Five Below, Inc. *	17,930	1,314,986
Guess?, Inc.	25,803	535,154
Haverty Furniture Cos., Inc.	10,519	211,958
Lithia Motors, Inc., Class A	5,764	579,397
Lumber Liquidators Holdings, Inc. *(a)	14,709	351,839
Restoration Hardware Holdings, Inc. *(a)	10,397	990,626
Sleep Number Corp. *	11,697	411,150
Tilly’s, Inc., Class A	24,211	273,584

		9,920,202

Technology Hardware, Storage & Peripherals - 0.4%
Intevac, Inc. *	21,392	147,605
Pure Storage, Inc., Class A *	68,448	1,365,537
USA Technologies, Inc. *	13,595	122,355

		1,635,497

Textiles, Apparel & Luxury Goods - 1.4%
Columbia Sportswear Co.	13,619	1,040,900

INVESTMENTS	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.4% (continued)
Crocs, Inc. *	31,647	$514,264
Culp, Inc.	10,878	332,323
Deckers Outdoor Corp. *	12,133	1,092,334
G-III Apparel Group Ltd. *	9,359	352,647
Movado Group, Inc.	5,631	216,230
Oxford Industries, Inc.	3,159	235,535
Perry Ellis International, Inc. *	7,211	186,044
Steven Madden Ltd.	5,581	245,006
Unifi, Inc. *	5,876	213,005
Wolverine World Wide, Inc.	24,085	696,057

		5,124,345

Thrifts & Mortgage Finance - 2.3%
Beneficial Bancorp, Inc.	9,339	145,221
Essent Group Ltd. *	29,966	1,275,353
Federal Agricultural Mortgage Corp., Class C	6,143	534,564
First Defiance Financial Corp.	3,000	171,960
Flagstar Bancorp, Inc. *	10,097	357,434
LendingTree, Inc. *	5,279	1,732,304
Meridian Bancorp, Inc.	12,356	248,973
Meta Financial Group, Inc.	1,105	120,666
MGIC Investment Corp. *	121,381	1,577,953
NMI Holdings, Inc., Class A *	31,611	523,162
Northfield Bancorp, Inc.	9,328	145,610
Radian Group, Inc.	17,794	338,798
Walker & Dunlop, Inc.	12,133	720,943
Waterstone Financial, Inc.	21,385	369,960
WSFS Financial Corp.	4,702	225,226

		8,488,127

Trading Companies & Distributors - 1.7%
Applied Industrial Technologies, Inc.	6,263	456,573
Beacon Roofing Supply, Inc. *	11,273	598,258
CAI International, Inc. *	17,416	370,264
DXP Enterprises, Inc. *	6,458	251,539
GATX Corp.	4,948	338,888
GMS, Inc. *	5,417	165,544
H&E Equipment Services, Inc.	12,691	488,477
Herc Holdings, Inc. *	2,827	183,614
Kaman Corp.	2,836	176,172
Rush Enterprises, Inc., Class A *	16,672	708,393
SiteOne Landscape Supply, Inc. *	16,350	1,259,604
Textainer Group Holdings Ltd. *	21,055	356,882
Triton International Ltd.	29,742	910,105

		6,264,313

Water Utilities - 0.4%
American States Water Co.	6,678	354,335
Cadiz, Inc. *(a)	13,263	179,051
California Water Service Group	6,801	253,337
Connecticut Water Service, Inc.	3,531	213,731
Middlesex Water Co.	4,945	181,482
SJW Group	4,630	244,047

		1,425,983

Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. *	29,727	736,338
Shenandoah Telecommunications Co.	12,109	435,924

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Wireless Telecommunication Services - 0.3% (continued)
Spok Holdings, Inc.	7,837	$117,163

		1,289,425

TOTAL COMMON STOCKS (Cost $279,530,382)		366,580,713

	NO. OF RIGHTS

RIGHTS - 0.0%

Electronic Equipment, Instruments & Components - 0.0%
Gerber Scientific, Inc., CVR (3)*(b)
(Cost $–)	4,000	—

	NO. OF WARRANTS

WARRANTS - 0.0% (c)

Diversified Consumer Services - 0.0% (c)
Education Management Corp., expiring 1/5/2022 (3)*(b)
(Cost $–)	6,600	—

	SHARES

SHORT-TERM INVESTMENTS - 2.3%

Investment Companies - 2.3%
Limited Purpose Cash Investment Fund, 1.53% (2)(d)
(Cost $8,530,138)	8,532,008	8,530,301

SECURITIES LENDING COLLATERAL - 6.0%

Investment Companies - 6.0%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55% (2)(d)(e)	2,634,797	2,634,797
Limited Purpose Cash Investment Fund 1.53% (2)(d)(e)	19,692,934	19,692,934

TOTAL SECURITIES LENDING COLLATERAL (Cost $22,327,731)		22,327,731

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 106.0% (Cost $310,388,251)		397,438,745

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0)% (f)		(22,459,406)

NET ASSETS - 100.0%		$374,979,339

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$58,945,414	15.7%
Consumer Staples	7,982,627	2.1
Energy	5,274,086	1.4
Financials	36,541,935	9.7
Health Care	90,339,391	24.1
Industrials	58,437,121	15.6
Information Technology	76,917,326	20.5
Materials	15,310,658	4.1
Real Estate	8,607,543	2.3
Telecommunication Services	2,627,847	0.7
Utilities	5,596,765	1.5
Short-Term Investments	8,530,301	2.3
Securities Lending Collateral	22,327,731	6.0

Total Investments In Securities At Value	397,438,745	106.0
Liabilities in Excess of Other Assets (f)	(22,459,406)	(6.0)

Net Assets	$374,979,339	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $21,872,955.
(b)	Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2018 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of March 31, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of March 31, 2018 :

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	67	6/2018	USD	$5,129,520	$(240,086)

					$(240,086)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$521,893	$521,893

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.8%

Australia - 3.5%
AGL Energy Ltd.	42,870	$718,528
Alumina Ltd.	238,050	436,782
Amcor Ltd.	19,354	211,933
Aristocrat Leisure Ltd.	71,809	1,340,713
ASX Ltd.	4,892	212,007
AusNet Services	141,964	183,626
BlueScope Steel Ltd.	47,595	559,964
Boral Ltd.	33,886	195,465
Caltex Australia Ltd.	7,692	186,847
Challenger Ltd.	34,434	308,385
CIMIC Group Ltd.	16,147	555,740
Cochlear Ltd.	4,531	636,368
Computershare Ltd.	36,287	486,625
CSL Ltd.	29,078	3,503,278
Flight Centre Travel Group Ltd.	7,967	350,721
Goodman Group, REIT	82,707	537,771
Incitec Pivot Ltd.	54,550	148,459
Insurance Australia Group Ltd.	33,454	193,696
Macquarie Group Ltd.	7,263	579,131
Medibank Pvt Ltd.	92,539	207,706
Mirvac Group, REIT	109,763	182,414
National Australia Bank Ltd.	9,265	204,539
Orica Ltd.	12,346	169,938
Origin Energy Ltd. *	128,790	869,150
REA Group Ltd.	4,903	301,029
SEEK Ltd.	8,938	128,916
South32 Ltd.	228,382	573,964
Treasury Wine Estates Ltd.	85,663	1,119,209

		15,102,904

Austria - 1.0%
ANDRITZ AG	8,061	450,755
Erste Group Bank AG *	11,724	589,405
OMV AG	29,529	1,722,339
Raiffeisen Bank International AG *	29,632	1,154,155
voestalpine AG	5,354	280,856

		4,197,510

Belgium - 0.7%
Ageas	4,815	248,476
KBC Group NV	7,513	654,224
Solvay SA	4,793	666,129
Telenet Group Holding NV *	2,970	198,529
Umicore SA	19,235	1,018,979

		2,786,337

Canada - 3.2%
BlackBerry Ltd. (1)*	59,259	681,201
Bombardier, Inc., Class B (1)*	244,477	711,599
Brookfield Asset Management, Inc., Class A (1)	6,314	246,120
CAE, Inc. (1)	10,652	198,265
Canadian Pacific Railway Ltd. (1)	2,104	371,040
Canadian Tire Corp. Ltd., Class A (1)	2,842	373,683
CCL Industries, Inc., Class B (1)	6,024	304,111
Constellation Software, Inc. (1)	1,109	752,460
Dollarama, Inc. (1)	14,259	1,732,972
Empire Co. Ltd., Class A (1)	15,344	307,988

INVESTMENTS	SHARES	VALUE
Canada - 3.2% (continued)
Finning International, Inc. (1)	4,993	$120,412
Fortis, Inc. (1)	5,586	188,563
Franco-Nevada Corp. (1)	6,985	476,564
Industrial Alliance Insurance & Financial Services, Inc. (1)	3,246	133,534
International Petroleum Corp. *	14,226	59,443
Magna International, Inc. (1)	8,772	494,108
Manulife Financial Corp. (1)	16,003	297,118
Methanex Corp. (1)	3,749	227,120
National Bank of Canada (1)	6,074	285,891
Onex Corp. (1)	2,666	192,281
Restaurant Brands International, Inc. (1)	24,296	1,382,685
Rogers Communications, Inc., Class B (1)	26,645	1,190,013
Shopify, Inc., Class A (1)*	14,570	1,813,064
Teck Resources Ltd., Class B (1)	7,534	194,030
Turquoise Hill Resources Ltd. (1)*	52,331	160,037
West Fraser Timber Co. Ltd. (1)	10,381	689,811

		13,584,113

Chile - 0.0% (a)
Antofagasta plc	16,513	213,494

China - 0.7%
BOC Hong Kong Holdings Ltd.	435,000	2,134,014
Minth Group Ltd.	82,000	376,224
Yangzijiang Shipbuilding Holdings Ltd.	498,400	464,201

		2,974,439

Denmark - 3.0%
AP Moller - Maersk A/S, Class B *	115	179,467
Carlsberg A/S, Class B	6,406	764,842
Chr Hansen Holding A/S	8,207	710,293
DSV A/S	22,484	1,775,075
Genmab A/S *	1,010	217,599
H Lundbeck A/S	8,388	471,124
Novo Nordisk A/S, Class B	114,102	5,612,205
Novozymes A/S, Class B	11,748	611,604
Orsted A/S (b)	24,922	1,621,473
Tryg A/S	15,092	351,631
William Demant Holding A/S *	8,808	328,100

		12,643,413

Finland - 1.2%
Fortum OYJ	42,354	909,891
Metso OYJ	9,324	294,177
Neste OYJ	7,808	543,476
Nokian Renkaat OYJ	4,704	213,629
Stora Enso OYJ, Class R	47,685	876,754
UPM-Kymmene OYJ *	36,852	1,366,245
Wartsila OYJ Abp	34,074	752,877

		4,957,049

France - 9.3%
Accor SA	3,636	196,434
Air Liquide SA	3,179	390,119
Airbus SE	33,677	3,898,373
AXA SA	23,258	618,268
BNP Paribas SA	25,473	1,889,096
Bouygues SA	5,122	256,808

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
France - 9.3% (continued)
Capgemini SE	10,168	$1,268,707
Cie Generale des Etablissements Michelin SCA	4,645	687,659
CNP Assurances	10,550	266,327
Credit Agricole SA	107,130	1,746,756
Danone SA	2,756	223,463
Dassault Systemes SE	13,270	1,804,633
Edenred	7,656	266,295
Essilor International Cie Generale d’Optique SA	5,156	695,548
Hermes International	2,446	1,449,870
Ingenico Group SA	1,511	122,644
Ipsen SA	4,868	756,661
JCDecaux SA	3,627	126,130
Kering SA	5,684	2,726,144
Legrand SA	2,988	234,441
L’Oreal SA	2,566	579,553
LVMH Moet Hennessy Louis Vuitton SE	16,345	5,037,091
Natixis SA	69,229	568,045
Orange SA	33,131	563,156
Pernod Ricard SA	4,394	731,637
Peugeot SA	17,342	417,585
Safran SA	6,111	648,558
Sanofi	24,828	1,992,201
Schneider Electric SE	10,401	915,926
SCOR SE	9,686	395,433
SEB SA	1,036	198,156
Societe Generale SA	7,263	394,456
Sodexo SA	3,300	332,139
Thales SA	10,677	1,300,709
TOTAL SA	13,221	757,824
Ubisoft Entertainment SA *	4,740	401,156
Valeo SA	12,850	850,029
Veolia Environnement SA	28,559	678,487
Vinci SA	27,859	2,743,975
Vivendi SA	30,525	791,660

		39,922,152

Germany - 8.3%
1&1 Drillisch AG	5,173	349,033
adidas AG	8,244	2,005,744
Allianz SE (Registered)	29,740	6,722,942
Axel Springer SE	6,231	521,243
Commerzbank AG *	81,667	1,060,227
Continental AG	1,490	411,555
Covestro AG (b)	14,697	1,447,171
Deutsche Boerse AG	10,455	1,429,234
Deutsche Post AG (Registered)	63,035	2,760,890
Deutsche Wohnen SE	31,515	1,470,489
E.ON SE	213,221	2,369,331
Fraport AG Frankfurt Airport Services Worldwide	7,309	721,341
Hannover Rueck SE	3,094	422,121
HOCHTIEF AG	4,025	752,389
HUGO BOSS AG	5,459	475,571
Infineon Technologies AG	106,936	2,875,856
KION Group AG	5,023	468,951
LANXESS AG	8,147	624,518
MTU Aero Engines AG	3,723	627,466

INVESTMENTS	SHARES	VALUE
Germany - 8.3% (continued)
OSRAM Licht AG	6,301	$463,673
RWE AG *	49,324	1,219,201
SAP SE	5,177	543,491
Siemens AG (Registered)	1,641	209,387
United Internet AG (Registered)	15,080	950,201
Volkswagen AG	642	128,497
Vonovia SE	39,213	1,944,566
Wirecard AG	17,571	2,082,896
Zalando SE *(b)	7,878	429,892

		35,487,876

Hong Kong - 5.8%
AIA Group Ltd.	759,400	6,491,867
ASM Pacific Technology Ltd.	29,900	421,241
Bank of East Asia Ltd. (The)	38,600	154,666
CK Asset Holdings Ltd.	169,000	1,426,203
CLP Holdings Ltd.	27,500	280,390
Galaxy Entertainment Group Ltd.	239,000	2,193,707
Hang Lung Group Ltd.	44,000	144,297
Hang Lung Properties Ltd.	113,000	265,214
Hang Seng Bank Ltd.	37,400	868,974
Henderson Land Development Co. Ltd.	70,000	458,995
Hong Kong & China Gas Co. Ltd.	77,749	160,222
Hong Kong Exchanges & Clearing Ltd.	75,600	2,490,041
Hysan Development Co. Ltd.	39,000	206,967
Kerry Properties Ltd.	70,500	318,800
Kingston Financial Group Ltd.	592,000	266,300
Li & Fung Ltd.	238,000	117,328
Link REIT	143,500	1,230,042
MTR Corp. Ltd.	46,500	251,014
New World Development Co. Ltd.	438,000	624,262
NWS Holdings Ltd.	109,000	198,539
PCCW Ltd.	302,000	175,271
Power Assets Holdings Ltd.	16,500	147,401
Shangri-La Asia Ltd.	236,000	479,188
Sino Land Co. Ltd.	134,000	217,194
SJM Holdings Ltd.	411,000	360,074
Sun Hung Kai Properties Ltd.	74,000	1,174,600
Techtronic Industries Co. Ltd.	138,000	809,935
WH Group Ltd. (b)	911,500	976,659
Wharf Holdings Ltd. (The)	149,000	515,881
Wharf Real Estate Investment Co. Ltd. *	75,000	490,229
Wheelock & Co. Ltd.	91,000	667,489
Yue Yuen Industrial Holdings Ltd.	44,000	176,285

		24,759,275

Italy - 3.5%
Assicurazioni Generali SpA	35,131	675,296
Atlantia SpA	12,192	377,786
Davide Campari-Milano SpA	36,647	277,448
Enel SpA	559,457	3,423,438
Ferrari NV	17,399	2,091,564
Intesa Sanpaolo SpA	882,116	3,211,789
Mediobanca Banca di Credito Finanziario SpA	76,160	895,367
Prysmian SpA	23,402	734,873
Recordati SpA	8,232	303,722
Terna Rete Elettrica Nazionale SpA	61,709	360,621
UniCredit SpA *	122,113	2,552,301

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Italy - 3.5% (continued)
UnipolSai Assicurazioni SpA	82,147	$195,324

		15,099,529

Japan - 32.5%
Aeon Mall Co. Ltd. (1)	6,000	125,746
Aisin Seiki Co. Ltd. (1)	5,400	293,332
Alfresa Holdings Corp. (1)	9,000	200,291
Amada Holdings Co. Ltd. (1)	14,000	169,992
ANA Holdings, Inc. (1)	34,800	1,346,801
Asahi Glass Co. Ltd. (1)	7,800	322,908
Asahi Group Holdings Ltd. (1)	38,000	2,023,833
Asahi Kasei Corp. (1)	114,600	1,506,747
Bandai Namco Holdings, Inc. (1)	11,000	361,308
Bank of Kyoto Ltd. (The) (1)	3,400	189,803
Benesse Holdings, Inc. (1)	13,600	492,721
Bridgestone Corp. (1)	32,400	1,407,994
Brother Industries Ltd. (1)	34,000	790,207
Canon, Inc. (1)	65,100	2,357,317
Chiba Bank Ltd. (The) (1)	56,000	449,979
Chugai Pharmaceutical Co. Ltd. (1)	25,000	1,264,038
Coca-Cola Bottlers Japan Holdings, Inc. (1)	10,900	450,219
Daifuku Co. Ltd. (1)	18,400	1,101,527
Daiichi Sankyo Co. Ltd. (1)	21,100	699,202
Daikin Industries Ltd. (1)	1,800	198,515
Daito Trust Construction Co. Ltd. (1)	3,900	674,038
Daiwa House Industry Co. Ltd. (1)	46,100	1,776,326
Denso Corp. (1)	27,000	1,476,810
Disco Corp. (1)	3,900	841,173
Don Quijote Holdings Co. Ltd. (1)	7,100	407,697
FANUC Corp. (1)	11,900	3,015,121
Fast Retailing Co. Ltd. (1)	2,000	812,744
Fuji Electric Co. Ltd. (1)	61,000	415,056
Fujitsu Ltd. (1)	71,000	436,923
Fukuoka Financial Group, Inc. (1)	28,000	150,782
Hachijuni Bank Ltd. (The) (1)	30,700	164,457
Hikari Tsushin, Inc. (1)	3,600	575,499
Hisamitsu Pharmaceutical Co., Inc. (1)	4,000	309,760
Hitachi Chemical Co. Ltd. (1)	5,800	132,184
Hitachi Construction Machinery Co. Ltd. (1)	23,400	902,749
Hitachi High-Technologies Corp. (1)	4,500	213,994
Hitachi Ltd. (1)	305,000	2,209,426
Hoshizaki Corp. (1)	2,300	201,889
Hoya Corp. (1)	14,700	732,893
Hulic Co. Ltd. (1)	11,900	129,843
Idemitsu Kosan Co. Ltd. (1)	7,300	277,510
IHI Corp. (1)	6,100	189,469
Inpex Corp. (1)	32,400	400,718
Isuzu Motors Ltd. (1)	11,200	171,781
ITOCHU Corp. (1)	93,300	1,811,987
J Front Retailing Co. Ltd. (1)	7,100	120,708
Japan Airlines Co. Ltd. (1)	10,100	406,449
JFE Holdings, Inc. (1)	35,600	717,152
JXTG Holdings, Inc. (1)	233,100	1,410,145
Kajima Corp. (1)	92,000	853,381
Kamigumi Co. Ltd. (1)	9,000	200,968
Kaneka Corp. (1)	21,000	208,214
Kansai Electric Power Co., Inc. (The) (1)	70,800	909,578

INVESTMENTS	SHARES	VALUE
Japan - 32.5% (continued)
Kansai Paint Co. Ltd. (1)	10,400	$242,199
Kao Corp. (1)	34,600	2,595,203
Keisei Electric Railway Co. Ltd. (1)	4,100	126,000
Keyence Corp. (1)	7,180	4,456,249
Kikkoman Corp. (1)	3,600	144,805
Kirin Holdings Co. Ltd. (1)	75,500	2,009,809
Koito Manufacturing Co. Ltd. (1)	10,500	728,255
Komatsu Ltd. (1)	67,500	2,250,106
Konami Holdings Corp. (1)	13,400	703,971
Kose Corp. (1)	6,100	1,276,698
Kuraray Co. Ltd. (1)	19,500	331,338
Kurita Water Industries Ltd. (1)	6,600	209,342
Kyocera Corp. (1)	13,800	778,678
Kyowa Hakko Kirin Co. Ltd. (1)	17,300	379,964
Kyushu Electric Power Co., Inc. (1)	16,200	193,051
Lion Corp. (1)	25,800	519,613
LIXIL Group Corp. (1)	15,900	355,043
M3, Inc. (1)	16,800	754,701
Makita Corp. (1)	8,900	434,942
Marubeni Corp. (1)	68,200	493,465
Marui Group Co. Ltd. (1)	6,800	138,550
McDonald’s Holdings Co. Japan Ltd. (1)	12,900	603,750
Medipal Holdings Corp. (1)	8,800	180,292
MINEBEA MITSUMI, Inc. (1)	58,300	1,244,844
MISUMI Group, Inc. (1)	31,800	872,965
Mitsubishi Chemical Holdings Corp. (1)	119,400	1,156,353
Mitsubishi Corp. (1)	38,500	1,035,543
Mitsubishi Electric Corp. (1)	12,900	206,281
Mitsubishi Gas Chemical Co., Inc. (1)	37,200	891,150
Mitsubishi Motors Corp. (1)	78,300	559,995
Mitsubishi Tanabe Pharma Corp. (1)	21,900	428,100
Mitsui & Co. Ltd. (1)	23,200	397,369
Mitsui Chemicals, Inc. (1)	10,600	334,223
Mitsui OSK Lines Ltd. (1)	9,500	273,201
Mixi, Inc. (1)	5,000	184,672
Nabtesco Corp. (1)	13,500	520,817
Nexon Co. Ltd. (1)*	62,600	1,035,440
NGK Spark Plug Co. Ltd. (1)	5,900	142,115
NH Foods Ltd. (1)	6,500	266,341
Nidec Corp. (1)	19,700	3,034,472
Nintendo Co. Ltd. (1)	9,700	4,271,811
Nippon Electric Glass Co. Ltd. (1)	10,200	302,918
Nippon Express Co. Ltd. (1)	8,800	588,845
Nippon Paint Holdings Co. Ltd. (1)	6,800	249,556
Nippon Telegraph & Telephone Corp. (1)	10,100	465,110
Nissan Chemical Industries Ltd. (1)	5,700	236,775
Nisshin Seifun Group, Inc. (1)	17,500	346,859
Nissin Foods Holdings Co. Ltd. (1)	3,400	235,816
Nitori Holdings Co. Ltd. (1)	7,200	1,272,459
Nitto Denko Corp. (1)	3,800	284,915
Nomura Real Estate Holdings, Inc. (1)	12,500	295,099
Nomura Real Estate Master Fund, Inc., REIT (1)	123	169,695
Nomura Research Institute Ltd. (1)	13,000	615,761
NSK Ltd. (1)	32,000	428,852
Obayashi Corp. (1)	39,800	435,386
Obic Co. Ltd. (1)	8,700	723,603
Oji Holdings Corp. (1)	53,000	340,698
Omron Corp. (1)	17,300	1,017,791

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 32.5% (continued)
Oracle Corp. Japan (1)	5,800	$471,500
Oriental Land Co. Ltd. (1)	18,700	1,909,454
Otsuka Corp. (1)	18,400	926,874
Otsuka Holdings Co. Ltd. (1)	7,400	370,609
Panasonic Corp. (1)	146,400	2,092,706
Persol Holdings Co. Ltd. (1)	22,300	648,640
Pola Orbis Holdings, Inc. (1)	20,400	835,901
Recruit Holdings Co. Ltd. (1)	102,600	2,549,934
Renesas Electronics Corp. (1)*	32,900	330,840
Rohm Co. Ltd. (1)	11,800	1,123,387
Ryohin Keikaku Co. Ltd. (1)	2,700	905,878
Santen Pharmaceutical Co. Ltd. (1)	8,000	128,941
Seiko Epson Corp. (1)	9,700	172,386
Sekisui Chemical Co. Ltd. (1)	26,500	462,234
Sharp Corp. (1)* (c)	17,900	534,956
Shimadzu Corp. (1)	22,900	643,925
Shin-Etsu Chemical Co. Ltd. (1)	21,600	2,233,993
Shionogi & Co. Ltd. (1)	4,700	242,542
Shiseido Co. Ltd. (1)	41,700	2,670,007
SMC Corp. (1)	4,800	1,942,916
SoftBank Group Corp. (1)	5,300	395,987
Sohgo Security Services Co. Ltd. (1)	4,700	232,339
Sony Corp. (1)	92,700	4,483,192
Stanley Electric Co. Ltd. (1)	11,500	424,745
Start Today Co. Ltd. (1)	34,900	932,154
SUMCO Corp. (1)	29,900	783,995
Sumitomo Chemical Co. Ltd. (1)	101,000	588,506
Sumitomo Corp. (1)	68,300	1,149,620
Sumitomo Electric Industries Ltd. (1)	8,500	129,691
Sumitomo Heavy Industries Ltd. (1)	13,200	500,559
Sumitomo Metal Mining Co. Ltd. (1)	20,800	875,748
Sumitomo Realty & Development Co. Ltd. (1)	14,000	517,739
Sundrug Co. Ltd. (1)	8,400	388,008
Suzuki Motor Corp. (1)	32,400	1,744,768
Sysmex Corp. (1)	3,100	280,851
Taiheiyo Cement Corp. (1)	11,500	417,720
Taisei Corp. (1)	19,700	999,765
Taisho Pharmaceutical Holdings Co. Ltd. (1)	1,900	186,777
Takeda Pharmaceutical Co. Ltd. (1)	49,500	2,411,151
TDK Corp. (1)	1,900	171,242
Terumo Corp. (1)	20,600	1,082,224
THK Co. Ltd. (1)	19,000	785,677
Toho Co. Ltd. (1)	5,500	182,463
Tokyo Electron Ltd. (1)	13,100	2,464,137
Tokyu Fudosan Holdings Corp. (1)	17,500	127,461
Tosoh Corp. (1)	38,300	751,566
TOTO Ltd. (1)	11,600	611,588
Toyoda Gosei Co. Ltd. (1)	7,500	174,381
Toyota Motor Corp. (1)	38,400	2,463,042
Toyota Tsusho Corp. (1)	19,000	643,720
Trend Micro, Inc. (1)	15,200	907,100
Tsuruha Holdings, Inc. (1)	4,100	584,531
Unicharm Corp. (1)	7,400	210,654
USS Co. Ltd. (1)	10,400	210,141
West Japan Railway Co. (1)	6,900	481,875
Yahoo Japan Corp. (1)	44,900	208,454
Yakult Honsha Co. Ltd. (1)	13,400	991,100

INVESTMENTS	SHARES	VALUE
Japan - 32.5% (continued)
Yamada Denki Co. Ltd. (1)	24,800	$148,700
Yamaha Corp. (1)	11,200	492,082
Yamaha Motor Co. Ltd. (1)	27,500	821,860
Yaskawa Electric Corp. (1)	35,700	1,618,838
Yokogawa Electric Corp. (1)	17,800	367,693
Yokohama Rubber Co. Ltd. (The) (1)	9,400	217,586

		139,140,811

Macau - 0.4%
MGM China Holdings Ltd.	129,200	336,035
Sands China Ltd.	64,800	352,145
Wynn Macau Ltd.	264,000	967,621

		1,655,801

Netherlands - 4.5%
ABN AMRO Group NV, CVA (b)	9,833	296,498
Akzo Nobel NV	6,826	644,941
ASML Holding NV	30,187	5,985,890
EXOR NV	17,289	1,230,703
Heineken NV	1,313	141,218
Koninklijke DSM NV	9,527	946,955
Koninklijke Philips NV	41,443	1,586,936
NN Group NV	10,877	483,265
Randstad Holding NV	3,205	211,081
Royal Dutch Shell plc, Class A	233,632	7,391,770
Wolters Kluwer NV	8,458	449,838

		19,369,095

Norway - 0.7%
DNB ASA	32,217	634,586
Norsk Hydro ASA	92,403	548,106
Statoil ASA	23,774	562,682
Telenor ASA	49,045	1,115,339

		2,860,713

Portugal - 0.0% (a)
Jeronimo Martins SGPS SA	7,219	131,303

Singapore - 2.2%
Ascendas REIT	103,900	209,283
CapitaLand Commercial Trust, REIT	140,800	197,371
CapitaLand Mall Trust, REIT	113,500	180,672
City Developments Ltd.	49,600	494,225
ComfortDelGro Corp. Ltd.	125,500	197,011
DBS Group Holdings Ltd.	141,800	2,995,150
Genting Singapore plc	594,200	492,844
Jardine Cycle & Carriage Ltd.	6,800	179,631
Keppel Corp. Ltd.	54,700	327,063
Oversea-Chinese Banking Corp. Ltd.	207,800	2,047,038
United Overseas Bank Ltd.	86,700	1,824,360
UOL Group Ltd.	46,400	304,230

		9,448,878

South Africa - 0.1%
Mondi plc	10,030	269,587

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	4,951	193,166
Aena SME SA (b)	6,752	1,361,497

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Spain - 1.5% (continued)
Amadeus IT Group SA	27,230	$2,015,106
Banco de Sabadell SA	139,212	284,748
CaixaBank SA	165,951	791,198
Grifols SA	29,384	833,061
Iberdrola SA	105,852	778,371
Repsol SA	12,142	215,832

		6,472,979

Sweden - 2.6%
Alfa Laval AB	18,809	445,737
Atlas Copco AB, Class A	52,083	2,262,059
Boliden AB	10,239	360,294
Electrolux AB, Series B	6,023	190,203
Hexagon AB, Class B	5,324	317,784
Husqvarna AB, Class B	47,017	454,531
Industrivarden AB, Class C	17,386	405,478
Investor AB, Class B	18,711	831,209
L E Lundbergforetagen AB, Class B	2,349	168,865
Sandvik AB	110,007	2,015,463
Swedish Match AB	8,979	406,908
Tele2 AB, Class B	65,160	784,679
Volvo AB, Class B	128,950	2,360,348

		11,003,558

Switzerland - 4.5%
ABB Ltd. (Registered)	16,350	388,774
Adecco Group AG (Registered)	2,978	212,123
Baloise Holding AG (Registered)	3,589	549,058
Barry Callebaut AG (Registered)	381	745,145
Cie Financiere Richemont SA (Registered)	17,827	1,601,968
Clariant AG (Registered) *	23,628	565,252
Coca-Cola HBC AG *	15,239	563,945
Credit Suisse Group AG (Registered) *	55,265	928,177
Dufry AG (Registered) *	3,000	394,050
EMS-Chemie Holding AG (Registered)	901	569,984
Ferguson plc	7,753	583,102
Geberit AG (Registered)	1,169	516,958
Glencore plc *	73,878	367,117
Julius Baer Group Ltd. *	13,256	815,794
Kuehne + Nagel International AG (Registered)	3,570	562,293
Lonza Group AG (Registered) *	7,830	1,846,619
Partners Group Holding AG	2,964	2,205,584
Schindler Holding AG	642	138,523
Sika AG	236	1,851,220
Sonova Holding AG (Registered)	1,271	202,067
STMicroelectronics NV	80,448	1,790,269
Straumann Holding AG (Registered)	2,299	1,450,538
Swatch Group AG (The)	1,380	608,919

		19,457,479

United Kingdom - 7.4%
3i Group plc	56,789	685,435
Admiral Group plc	13,052	337,817
Anglo American plc	62,145	1,447,647
Ashtead Group plc	29,553	805,814
AstraZeneca plc	6,894	473,902
Auto Trader Group plc(b)	55,734	273,956
Aviva plc	36,331	253,557

INVESTMENTS	SHARES	VALUE
United Kingdom - 7.4% (continued)
BAE Systems plc	119,178	$975,078
Barratt Developments plc	64,724	481,632
Berkeley Group Holdings plc	5,516	293,228
British American Tobacco plc	19,848	1,147,351
Bunzl plc	15,969	469,590
CNH Industrial NV	94,055	1,162,241
Compass Group plc	94,303	1,925,569
Croda International plc	4,629	297,373
DCC plc	1,961	180,681
Diageo plc	49,803	1,684,323
Direct Line Insurance Group plc	141,918	759,901
easyJet plc	16,101	362,947
Experian plc	37,600	813,163
Fiat Chrysler Automobiles NV *	114,409	2,333,521
Hargreaves Lansdown plc	25,853	593,420
HSBC Holdings plc	167,240	1,570,503
InterContinental Hotels Group plc	4,330	259,422
International Consolidated Airlines Group SA	164,278	1,422,297
Intertek Group plc	14,454	946,132
ITV plc	218,085	441,463
Legal & General Group plc	133,260	482,835
Merlin Entertainments plc	36,725	178,578
National Grid plc	37,232	419,101
Old Mutual plc	78,992	265,800
Persimmon plc	33,854	1,201,554
Prudential plc	51,752	1,293,214
Reckitt Benckiser Group plc	8,348	704,636
Rio Tinto plc	10,354	525,404
Rolls-Royce Holdings plc *	13,134	160,578
Royal Mail plc	29,034	220,362
Sage Group plc (The)	75,004	673,943
Schroders plc	3,675	164,891
Severn Trent plc	5,220	135,138
Smith & Nephew plc	18,671	349,278
St James’s Place plc	20,354	310,314
Taylor Wimpey plc	76,654	198,587
Unilever NV, CVA	11,097	626,375
Vodafone Group plc	246,481	674,380
Weir Group plc (The)	10,950	306,946
Whitbread plc	7,536	391,171
WPP plc	10,076	160,124

		31,841,172

United States - 0.2%
QIAGEN NV *	16,792	542,857
Valeant Pharmaceuticals International, Inc. (1)*	28,844	459,185

		1,002,042

Zambia - 0.0% (a)
First Quantum Minerals Ltd. (1)	12,655	177,692

TOTAL COMMON STOCKS (Cost $343,755,986)		414,559,201

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.5%

Investment Companies - 2.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (d)	15	$15
Limited Purpose Cash Investment Fund, 1.53% (d)	10,853,937	10,851,766

TOTAL SHORT-TERM INVESTMENTS (Cost $10,850,697)		10,851,781

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.3% (Cost $354,606,683)		425,410,982

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% (e)		2,993,148

NET ASSETS - 100.0%		$428,404,130

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$71,116,319	16.6%
Consumer Staples	26,681,398	6.2
Energy	14,397,738	3.4
Financials	65,471,563	15.3
Health Care	31,913,589	7.5
Industrials	78,475,700	18.3
Information Technology	56,391,428	13.2
Materials	32,624,948	7.6
Real Estate	17,077,140	4.0
Telecommunication Services	5,712,967	1.3
Utilities	14,696,411	3.4
Short-Term Investments	10,851,781	2.5

Total Investments In Securities At Value	425,410,982	99.3
Other Assets in Excess of Liabilities (e)	2,993,148	0.7

Net Assets	$428,404,130	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $6,407,146, which represents approximately 1.50% of net assets of the fund.
(c)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $480,740; additional non-cash collateral of $496,769 was received (See Note 3).
(d)	Represents 7-day effective yield as of March 31, 2018.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SGPS - Sociedade Gestora de Participacões Sociais

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	81	6/2018	USD	$8,102,430	$(154,052)

					$(154,052)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$596,822	$596,822

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.6%

Brazil - 4.5%
B3 SA - Brasil Bolsa Balcao *	6,200	$50,273
Banco Bradesco SA, ADR *	1,701	20,208
Banco do Brasil SA *	1,600	20,035
Banco Santander Brasil SA, ADR(a)	3,087	37,106
Braskem SA (Preference), Class A	2,600	37,802
Cia de Saneamento Basico do Estado de Sao Paulo, ADR *	1,690	17,897
Equatorial Energia SA *	2,300	50,020
Fibria Celulose SA, ADR	1,890	36,855
Hypera SA	1,300	14,195
Itau Unibanco Holding SA, ADR	2,734	42,650
Itausa - Investimentos Itau SA (Preference)	14,000	58,477
Kroton Educacional SA	2,200	9,096
Localiza Rent a Car SA *	5,985	51,702
Lojas Americanas SA (Preference) *	1,540	8,788
Lojas Renner SA *	2,860	29,584
M Dias Branco SA *	900	13,903
Qualicorp SA	2,800	18,981
Raia Drogasil SA *	2,500	56,589
Rumo SA *	2,300	9,154
TIM Participacoes SA, ADR *	1,272	27,564
Ultrapar Participacoes SA	300	6,499
WEG SA	600	4,093

		621,471

Chile - 2.0%
Banco de Chile, ADR	296	29,772
Banco Santander Chile, ADR	1,550	51,941
Cia Cervecerias Unidas SA, ADR	238	7,000
Embotelladora Andina SA (Preference), Class B	2,599	12,754
Empresas COPEC SA	1,532	24,050
Enel Americas SA, ADR	2,166	25,169
Latam Airlines Group SA, ADR	3,470	53,403
SACI Falabella	852	8,216
Sociedad Quimica y Minera de Chile SA, ADR (a)	1,319	64,828

		277,133

China - 37.0%
3SBio, Inc. (2)*(b)	31,500	71,748
AAC Technologies Holdings, Inc. (2)	6,500	119,110
Agile Group Holdings Ltd. (2)	16,000	33,367
Agricultural Bank of China Ltd., Class H (2)	133,000	76,374
Air China Ltd., Class H (2)	50,000	64,572
Aluminum Corp. of China Ltd., Class H (2)*	56,000	31,628
Anhui Conch Cement Co. Ltd., Class H (2)	15,000	82,544
ANTA Sports Products Ltd. (2)	12,000	61,258
Beijing Capital International Airport Co. Ltd., Class H (2)	20,000	27,012
Beijing Enterprises Water Group Ltd. (2)*	22,000	12,378
Brilliance China Automotive Holdings Ltd. (2)	28,000	59,116
BYD Co. Ltd., Class H (2)	7,500	59,722
BYD Electronic International Co. Ltd. (2)	11,500	21,813
China Construction Bank Corp., Class H (2)	113,000	118,029
China Everbright International Ltd. (2)	6,000	8,472
China Evergrande Group (2)*	30,000	95,890

INVESTMENTS	SHARES	VALUE
China - 37.0% (continued)
China Huarong Asset Management Co. Ltd., Class H (2)(b)	43,000	$18,227
China Jinmao Holdings Group Ltd. (2)	26,000	15,005
China Medical System Holdings Ltd. (2)	15,000	34,363
China Mengniu Dairy Co. Ltd. (2)*	25,000	86,277
China Merchants Bank Co. Ltd., Class H (2)	76,500	317,542
China Molybdenum Co. Ltd., Class H (2)	90,000	68,973
China National Building Material Co. Ltd., Class H (2)	24,000	26,407
China Pacific Insurance Group Co. Ltd., Class H (2)	18,000	81,679
China Resources Beer Holdings Co. Ltd. (2)	16,000	69,748
China Resources Gas Group Ltd. (2)	2,000	6,994
China Resources Land Ltd. (2)	4,000	14,699
China Shenhua Energy Co. Ltd., Class H (2)	52,000	130,506
China Southern Airlines Co. Ltd., Class H (2)	42,000	43,893
China Taiping Insurance Holdings Co. Ltd. (2)	8,000	26,874
China Unicom Hong Kong Ltd. (2)*	14,000	17,910
China Vanke Co. Ltd., Class H (2)	26,500	122,023
CNOOC Ltd. (2)	25,000	37,017
Country Garden Holdings Co. Ltd. (2)	85,000	177,464
CSPC Pharmaceutical Group Ltd. (2)	40,000	107,821
Dongfeng Motor Group Co. Ltd., Class H (2)	4,000	4,670
ENN Energy Holdings Ltd. (2)	6,000	53,933
Fosun International Ltd. (2)	15,500	34,008
Fuyao Glass Industry Group Co. Ltd., Class H (2)(b)	13,200	51,059
Geely Automobile Holdings Ltd. (2)	55,000	161,163
Great Wall Motor Co. Ltd., Class H (2)	18,500	18,750
Guangzhou Automobile Group Co. Ltd., Class H (2)	30,000	55,720
Guangzhou R&F Properties Co. Ltd., Class H (2)	15,200	38,443
Haitian International Holdings Ltd. (2)	9,000	27,365
Hanergy Thin Film Power Group Ltd. (3)*(c)	86,000	–
Hengan International Group Co. Ltd. (2)	3,500	32,628
Industrial & Commercial Bank of China Ltd., Class H (2)	211,000	183,884
Jiangsu Expressway Co. Ltd., Class H (2)	6,000	8,519
Kingsoft Corp. Ltd. (2)	6,000	19,329
Longfor Properties Co. Ltd. (2)	16,500	50,874
New China Life Insurance Co. Ltd., Class H (2)	8,500	40,162
Nexteer Automotive Group Ltd. (2)*	7,000	10,700
Ping An Insurance Group Co. of China Ltd., Class H (2)	58,500	603,175
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (2)	10,500	65,049
Shenzhou International Group Holdings Ltd. (2)	6,000	63,569
Shimao Property Holdings Ltd. (2)	11,000	31,549
Sihuan Pharmaceutical Holdings Group Ltd. (2)	46,000	13,755
Sino-Ocean Group Holding Ltd. (2)	40,500	29,656
Sinopec Shanghai Petrochemical Co. Ltd., Class H (2)	42,000	25,664
SOHO China Ltd. (2)	7,500	3,950
Sunac China Holdings Ltd. (2)	23,000	90,383
Sunny Optical Technology Group Co. Ltd.(2)	6,000	112,586

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
China - 37.0% (continued)
Tencent Holdings Ltd. (2)	11,800	$633,418
Tingyi Cayman Islands Holding Corp. (2)	20,000	41,576
TravelSky Technology Ltd., Class H (2)	14,000	40,892
Weichai Power Co. Ltd., Class H (2)	34,000	38,452
Yanzhou Coal Mining Co. Ltd., Class H (2)	34,000	43,941
Zhuzhou CRRC Times Electric Co. Ltd., Class H (2)	1,000	4,870
ZTE Corp., Class H (2)*	25,000	82,326

		5,062,473

Hong Kong - 1.9%
China Gas Holdings Ltd. (2)	16,600	60,858
GCL-Poly Energy Holdings Ltd. (2)*(a)	178,000	22,245
Haier Electronics Group Co. Ltd. (2)*	13,000	46,607
Nine Dragons Paper Holdings Ltd. (2)	28,000	42,437
Sino Biopharmaceutical Ltd. (2)	40,000	79,496
Sun Art Retail Group Ltd. (2)(a)	5,500	6,436

		258,079

Hungary - 1.0%
MOL Hungarian Oil & Gas plc (2)	4,360	47,571
OTP Bank plc (2)	1,704	76,563
Richter Gedeon Nyrt (2)	491	10,261

		134,395

India - 8.2%
ACC Ltd. (2)	164	3,810
Ashok Leyland Ltd. (2)	1,875	4,212
Bajaj Finance Ltd. (2)	2,055	56,179
Bajaj Finserv Ltd. (2)	398	31,801
Bharat Forge Ltd. (2)	2,692	29,101
Britannia Industries Ltd. (2)	740	56,640
Dabur India Ltd. (2)	6,833	34,553
Eicher Motors Ltd. (2)	16	7,008
Godrej Consumer Products Ltd. (2)	726	12,238
Grasim Industries Ltd. (2)	1,304	21,152
Housing Development Finance Corp. Ltd. (2)	3,858	108,672
ICICI Bank Ltd., ADR	10,528	93,173
Indiabulls Housing Finance Ltd. (2)	1,570	30,055
Indian Oil Corp. Ltd. (2)	6,680	18,215
JSW Steel Ltd. (2)	6,662	29,704
Larsen & Toubro Ltd., GDR (2)(d)	3,207	64,615
Mahindra & Mahindra Financial Services Ltd. (2)	3,482	24,914
Motherson Sumi Systems Ltd. (2)	7,654	36,780
Piramal Enterprises Ltd. (2)	1,000	37,514
Reliance Industries Ltd., GDR (2)(b)	8,197	222,926
State Bank of India, GDR (2)(d)	231	8,921
Tata Steel Ltd. (2)	1,985	17,564
United Spirits Ltd. (2)*	684	33,074
Vakrangee Ltd. (2)	9,691	33,739
Vedanta Ltd., ADR	1,670	29,342
Wipro Ltd., ADR	13,444	69,371
Zee Entertainment Enterprises Ltd. (2)	1,484	13,173

		1,128,446

Indonesia - 3.0%
Adaro Energy Tbk. PT (2)	209,800	32,689
Bank Central Asia Tbk. PT (2)	52,100	88,507

INVESTMENTS	SHARES	VALUE
Indonesia - 3.0% (continued)
Bank Mandiri Persero Tbk. PT (2)	76,400	$42,841
Bank Negara Indonesia Persero Tbk. PT (2)	48,800	30,905
Bank Rakyat Indonesia Persero Tbk. PT (2)*	247,000	64,823
Gudang Garam Tbk. PT (2)	1,200	6,337
Indofood CBP Sukses Makmur Tbk. PT (2)	11,300	6,805
Jasa Marga Persero Tbk. PT (2)*	36,600	12,232
Pakuwon Jati Tbk. PT (2)	147,600	6,783
Telekomunikasi Indonesia Persero Tbk. PT (2)	195,000	51,276
Unilever Indonesia Tbk. PT (2)	5,400	19,479
United Tractors Tbk. PT (2)	17,800	41,527
XL Axiata Tbk. PT (2)*	42,800	7,877

		412,081

Malaysia - 1.6%
AirAsia Bhd.	19,800	20,117
CIMB Group Holdings Bhd.	29,300	54,464
Dialog Group Bhd.	14,700	11,667
Genting Malaysia Bhd.	9,100	11,528
Hartalega Holdings Bhd.	40,000	62,566
Malayan Banking Bhd.	11,400	31,241
Malaysia Airports Holdings Bhd.	6,400	14,643
Press Metal Aluminium Holdings Bhd.	10,700	11,950

		218,176

Mexico - 0.4%
America Movil SAB de CV, Class L, ADR	1,107	21,133
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,200	11,857
Grupo Aeroportuario del Sureste SAB de CV, ADR (a)	95	16,204

		49,194

Peru - 1.5%
Credicorp Ltd.	248	56,306
Southern Copper Corp. (a)	2,695	146,015

		202,321

Poland - 1.8%
Alior Bank SA (2)*	887	19,101
Bank Millennium SA (2)*	12,652	30,415
Bank Zachodni WBK SA (2)	179	18,975
CCC SA (2)	445	30,397
Jastrzebska Spolka Weglowa SA (2)*	550	13,040
LPP SA (2)	12	30,505
mBank SA (2) *	70	8,576
Polski Koncern Naftowy ORLEN SA (2)	533	13,119
Polskie Gornictwo Naftowe i Gazownictwo SA (2)	3,127	5,169
Powszechna Kasa Oszczednosci Bank Polski SA (2)*	5,137	60,825
Powszechny Zaklad Ubezpieczen SA (2)	1,557	19,040

		249,162

Russia - 0.4%
Mobile TeleSystems PJSC, ADR	1,531	17,438
Tatneft PJSC, ADR (2)	610	38,634

		56,072

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
South Africa - 3.9%
Bidvest Group Ltd. (The) (2)	1,271	$24,120
Capitec Bank Holdings Ltd. (2)	452	33,253
Discovery Ltd. (2)	1,852	26,718
Exxaro Resources Ltd. (2)	3,159	29,158
Imperial Holdings Ltd. (2)	763	15,041
Naspers Ltd., Class N (2)	1,178	288,272
PSG Group Ltd. (2)	295	5,611
Sappi Ltd. (2)	2,297	14,841
Shoprite Holdings Ltd. (2)	1,158	24,722
Standard Bank Group Ltd. (2)	3,067	56,673
Tiger Brands Ltd. (2)	486	15,211

		533,620

South Korea - 15.4%
Celltrion, Inc. *	328	95,239
DB Insurance Co. Ltd.	98	5,976
E-MART, Inc.	101	25,916
GS Holdings Corp.	197	11,477
Hana Financial Group, Inc.	1,237	53,094
Hanmi Pharm Co. Ltd.	40	19,176
Hanmi Science Co. Ltd.	223	19,457
Hanon Systems	960	10,312
Hanwha Chemical Corp.	459	12,833
Hotel Shilla Co. Ltd.	311	27,981
Hyosung Corp.	150	17,239
Hyundai Development Co.-Engineering & Construction	177	6,385
Hyundai Heavy Industries Co. Ltd. *	44	5,449
Hyundai Marine & Fire Insurance Co. Ltd.	303	11,058
Hyundai Robotics Co. Ltd. *	43	17,609
Kakao Corp.	373	46,192
KB Financial Group, Inc.	1,686	96,012
Korea Aerospace Industries Ltd. *	162	7,592
Korea Investment Holdings Co. Ltd.	437	33,906
LG Chem Ltd.	201	72,695
LG Corp.	472	38,127
LG Electronics, Inc.	585	60,097
LG Household & Health Care Ltd.	49	55,532
LG Innotek Co. Ltd.	34	4,019
Lotte Chemical Corp.	68	27,624
Lotte Shopping Co. Ltd.	41	9,020
Medy-Tox, Inc.	39	26,787
Mirae Asset Daewoo Co. Ltd.	487	4,213
NAVER Corp.	16	11,889
NCSoft Corp.	127	50,042
NH Investment & Securities Co. Ltd.	576	7,647
OCI Co. Ltd.	166	24,451
Pan Ocean Co. Ltd. *	4,799	23,412
POSCO	322	98,330
Samsung Biologics Co. Ltd. *(b)	215	98,231
Samsung Electro-Mechanics Co. Ltd.	285	28,209
Samsung Electronics Co. Ltd.	225	519,490
Samsung Life Insurance Co. Ltd.	101	10,992
Samsung SDI Co. Ltd.	223	40,273
Samsung SDS Co. Ltd.	208	49,858
Shinhan Financial Group Co. Ltd.	210	9,004
Shinsegae, Inc.	43	14,422
SillaJen, Inc. *	315	31,621
SK Holdings Co. Ltd.	131	36,379

INVESTMENTS	SHARES	VALUE
South Korea - 15.4% (continued)
SK Hynix, Inc.	2,190	$167,038
SK Innovation Co. Ltd.	162	32,069
S-Oil Corp.	170	19,139
Woori Bank	1,497	20,575

		2,114,088

Taiwan - 8.4%
Acer, Inc. *	34,000	28,978
Advantech Co. Ltd.	1,317	9,440
Catcher Technology Co. Ltd.	3,000	36,526
Cathay Financial Holding Co. Ltd.	29,600	52,689
Chailease Holding Co. Ltd.	8,960	31,652
China Life Insurance Co. Ltd.	26,248	27,007
CTBC Financial Holding Co. Ltd.	15,832	11,511
E.Sun Financial Holding Co. Ltd.	16,592	11,097
First Financial Holding Co. Ltd.	26,721	18,558
Formosa Chemicals & Fibre Corp.	14,000	52,097
Formosa Petrochemical Corp.	10,000	40,985
Formosa Plastics Corp.	17,000	60,346
General Interface Solution Holding Ltd.	1,000	6,173
Globalwafers Co. Ltd.	3,000	48,359
Hiwin Technologies Corp.	3,040	43,478
Hon Hai Precision Industry Co. Ltd.	4,441	13,921
Innolux Corp.	13,000	5,863
Inventec Corp.	8,000	6,324
MediaTek, Inc.	5,000	58,305
Nanya Technology Corp.	15,000	47,227
Powertech Technology, Inc.	5,000	15,639
President Chain Store Corp.	4,000	40,608
Shin Kong Financial Holding Co. Ltd.	84,000	33,131
Standard Foods Corp.	2,537	5,926
Taiwan High Speed Rail Corp.	6,000	4,651
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,384	366,885
Uni-President Enterprises Corp.	17,000	39,939
Wistron Corp.	24,710	21,229
Yuanta Financial Holding Co. Ltd.	22,000	10,073

		1,148,617

Thailand - 4.5%
Advanced Info Service PCL, NVDR	1,700	11,308
Airports of Thailand PCL, NVDR	32,800	70,803
Bangkok Expressway & Metro PCL, NVDR	81,100	18,544
Berli Jucker PCL, NVDR	5,700	10,390
Bumrungrad Hospital PCL, NVDR	3,500	23,841
Central Pattana PCL, NVDR	17,900	44,650
CP All PCL, NVDR	33,000	92,869
Electricity Generating PCL, NVDR	1,100	8,161
Energy Absolute PCL, NVDR	14,100	19,727
Home Product Center PCL, NVDR	71,200	32,333
Indorama Ventures PCL, NVDR	21,800	39,912
IRPC PCL, NVDR	162,600	38,479
Kasikornbank PCL, NVDR	3,600	24,407
PTT Global Chemical PCL, NVDR	12,700	38,380
PTT PCL, NVDR	6,600	116,507
Thai Oil PCL, NVDR	8,100	23,766

		614,077

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Turkey - 2.1%
Aselsan Elektronik Sanayi ve Ticaret A/S	6,321	$49,539
BIM Birlesik Magazalar A/S	1,502	27,373
Eregli Demir ve Celik Fabrikalari TAS	14,925	39,646
Ford Otomotiv Sanayi A/S	1,821	28,755
Petkim Petrokimya Holding A/S	13,894	28,666
TAV Havalimanlari Holding A/S	876	5,302
Tupras Turkiye Petrol Rafinerileri A/S	475	13,051
Turk Hava Yollari AO *	13,041	63,167
Turkcell Iletisim Hizmetleri A/S	6,771	26,001
Turkiye Garanti Bankasi A/S	1,467	4,068
Turkiye Sise ve Cam Fabrikalari A/S	3,608	4,719

		290,287

TOTAL COMMON STOCKS (Cost $9,298,023)		13,369,692

EXCHANGE TRADED FUNDS - 1.1%

United States - 1.1%
iShares MSCI Emerging Markets ETF (Cost $153,365)	3,175	153,289

SHORT-TERM INVESTMENTS - 1.1%

Investment Companies - 1.1%
Limited Purpose Cash Investment Fund, 1.53% (2)(e)
(Cost $149,661)	149,707	149,677

SECURITIES LENDING COLLATERAL - 1.8%

Investment Companies - 1.8%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55% (2)(e)(f)	29,107	29,107
Limited Purpose Cash Investment Fund 1.53% (2)(e)(f)	217,553	217,553

TOTAL SECURITIES LENDING COLLATERAL (Cost $246,660)		246,660

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.6% (Cost $9,847,709)		13,919,318

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%		(215,989)

NET ASSETS - 100.0%		$13,703,329

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$1,285,734	9.4%
Consumer Staples	824,130	6.0
Energy	1,017,890	7.4
Exchange Traded Funds	153,289	1.1
Financials	3,331,628	24.3
Health Care	830,101	6.1
Industrials	956,066	7.0
Information Technology	2,736,711	20.0
Materials	1,216,776	8.9
Real Estate	754,736	5.5
Telecommunication Services	180,508	1.3
Utilities	235,412	1.7
Short-Term Investments	149,677	1.1
Securities Lending Collateral	246,660	1.8

Total Investments In Securities At Value	13,919,318	101.6
Liabilities in Excess of Other Assets	(215,989)	(1.6)

Net Assets	$13,703,329	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $248,893.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $462,191, which represents approximately 3.37% of net assets of the fund.
(c)	Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2018 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2018, the value of these securities amounted to $73,536 or 0.54% of net assets.
(e)	Represents 7-day effective yield as of March 31, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.5%

Aerospace & Defense - 4.8%
Boeing Co. (The)	6,968	$2,284,668
BWX Technologies, Inc.	1,788	113,592
General Dynamics Corp.	5,500	1,214,950
Huntington Ingalls Industries, Inc.	1,500	386,640
Lockheed Martin Corp.	6,287	2,124,566
Northrop Grumman Corp.	5,767	2,013,375
Raytheon Co.	6,465	1,395,276
Textron, Inc.	2,100	123,837

		9,656,904

Air Freight & Logistics - 0.4%
FedEx Corp.	2,577	618,763
United Parcel Service, Inc., Class B	939	98,276
XPO Logistics, Inc. *	731	74,423

		791,462

Airlines - 0.6%
Alaska Air Group, Inc.	1,420	87,983
Delta Air Lines, Inc.	7,213	395,344
Southwest Airlines Co.	9,927	568,619
United Continental Holdings, Inc. *	2,545	176,801

		1,228,747

Auto Components - 0.1%
Aptiv plc	1,227	104,258
Goodyear Tire & Rubber Co. (The)	3,168	84,206

		188,464

Automobiles - 0.3%
Tesla, Inc. *(a)	629	167,396
Thor Industries, Inc.	3,683	424,171

		591,567

Banks - 7.5%
Bank of America Corp.	140,251	4,206,127
Citigroup, Inc.	32,611	2,201,243
Citizens Financial Group, Inc.	5,964	250,369
Comerica, Inc.	9,030	866,248
Fifth Third Bancorp	12,279	389,858
First Republic Bank	4,040	374,144
Huntington Bancshares, Inc.	10,400	157,040
JPMorgan Chase & Co.	27,679	3,043,860
Regions Financial Corp.	82,334	1,529,766
Signature Bank *	600	85,170
SVB Financial Group *	1,998	479,540
TCF Financial Corp.	9,210	210,080
Western Alliance Bancorp *	1,975	114,767
Zions Bancorp	20,674	1,090,140

		14,998,352

Beverages - 0.7%
Brown-Forman Corp., Class B	1,372	74,637
Constellation Brands, Inc., Class A	4,332	987,349
Monster Beverage Corp. *	4,800	274,608
PepsiCo, Inc.	600	65,490

		1,402,084

INVESTMENTS	SHARES	VALUE
Biotechnology - 1.9%
AbbVie, Inc.	17,110	$1,619,462
Alnylam Pharmaceuticals, Inc. *	2,413	287,388
Amgen, Inc.	901	153,603
BioMarin Pharmaceutical, Inc. *	864	70,044
Exelixis, Inc. *	7,740	171,441
Incyte Corp. *	2,919	243,240
Neurocrine Biosciences, Inc. *	5,260	436,212
Regeneron Pharmaceuticals, Inc. *	635	218,669
Vertex Pharmaceuticals, Inc. *	3,697	602,537

		3,802,596

Building Products - 0.5%
AO Smith Corp.	5,764	366,533
Fortune Brands Home & Security, Inc.	3,768	221,897
Lennox International, Inc.	462	94,419
Masco Corp.	4,334	175,267
USG Corp. *	3,769	152,343

		1,010,459

Capital Markets - 3.5%
BlackRock, Inc.	365	197,728
Cboe Global Markets, Inc.	1,948	222,267
Charles Schwab Corp. (The)	18,904	987,167
CME Group, Inc.	4,535	733,491
E*TRADE Financial Corp. *	15,352	850,654
Interactive Brokers Group, Inc., Class A	2,788	187,465
Intercontinental Exchange, Inc.	4,335	314,374
LPL Financial Holdings, Inc.	9,563	584,012
MarketAxess Holdings, Inc.	314	68,276
Moody’s Corp.	2,295	370,184
Morgan Stanley	25,650	1,384,074
MSCI, Inc.	781	116,736
Northern Trust Corp.	2,636	271,851
Raymond James Financial, Inc.	1,908	170,594
S&P Global, Inc.	3,044	581,587

		7,040,460

Chemicals - 0.9%
Air Products & Chemicals, Inc.	1,700	270,351
Albemarle Corp.	1,374	127,425
Chemours Co. (The)	2,775	135,170
DowDuPont, Inc.	2,240	142,710
Ecolab, Inc.	1,821	249,605
PPG Industries, Inc.	3,220	359,352
Praxair, Inc.	512	73,882
Sherwin-Williams Co. (The)	961	376,827

		1,735,322

Commercial Services & Supplies - 0.3%
Cintas Corp.	623	106,272
Copart, Inc. *	2,298	117,037
Republic Services, Inc.	1,427	94,510
Waste Management, Inc.	2,118	178,166

		495,985

Communications Equipment - 1.6%
Arista Networks, Inc. *	3,977	1,015,328
Cisco Systems, Inc.	40,200	1,724,178
EchoStar Corp., Class A *	1,306	68,918

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Communications Equipment - 1.6% (continued)
F5 Networks, Inc. *	1,500	$216,915
Palo Alto Networks, Inc. *	1,100	199,672

		3,225,011

Construction & Engineering - 0.1%
Quanta Services, Inc. *	2,951	101,367

Construction Materials - 0.2%
Eagle Materials, Inc.	1,342	138,293
Vulcan Materials Co.	2,293	261,792

		400,085

Consumer Finance - 0.5%
American Express Co.	2,415	225,271
Credit Acceptance Corp. *(a)	746	246,486
Discover Financial Services	3,539	254,560
Santander Consumer USA Holdings, Inc.	18,692	304,680

		1,030,997

Containers & Packaging - 0.1%
Avery Dennison Corp.	834	88,613
Ball Corp.	2,800	111,188
Berry Global Group, Inc. *	1,537	84,243

		284,044

Distributors - 0.1%
LKQ Corp. *	2,515	95,444

Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. *	2,514	127,837

Diversified Financial Services - 0.0% (b)
Berkshire Hathaway, Inc., Class B*	365	72,810

Diversified Telecommunication Services - 0.0% (b)
Zayo Group Holdings, Inc. *	2,420	82,667

Electric Utilities - 1.7%
Alliant Energy Corp.	3,241	132,427
American Electric Power Co., Inc.	2,331	159,883
Avangrid, Inc.	6,884	351,910
NextEra Energy, Inc.	12,583	2,055,182
Pinnacle West Capital Corp.	2,385	190,323
Xcel Energy, Inc.	9,527	433,288

		3,323,013

Electrical Equipment - 0.2%
Acuity Brands, Inc.	600	83,514
Eaton Corp. plc	2,886	230,620

		314,134

Electronic Equipment, Instruments & Components - 0.5%
Cognex Corp.	6,943	360,967
Corning, Inc.	11,812	329,318
Dolby Laboratories, Inc., Class A	1,816	115,425
IPG Photonics Corp. *	856	199,773
National Instruments Corp.	1,554	78,586

		1,084,069

INVESTMENTS	SHARES	VALUE
Energy Equipment & Services - 0.0% (b)
RPC, Inc. (a)	4,852	$87,482

Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	5,492	798,207
AvalonBay Communities, Inc.	2,137	351,451
CoreSite Realty Corp.	979	98,155
Crown Castle International Corp.	4,818	528,101
CyrusOne, Inc.	1,564	80,092
Digital Realty Trust, Inc.	4,081	430,056
Equinix, Inc.	562	234,995
Equity LifeStyle Properties, Inc.	6,887	604,472
Essex Property Trust, Inc.	1,200	288,816
Extra Space Storage, Inc.	1,500	131,040
Public Storage	1,321	264,715
Realty Income Corp.	1,500	77,595
SBA Communications Corp. *	2,432	415,677
UDR, Inc.	2,100	74,802

		4,378,174

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	816	153,759
Kroger Co. (The)	2,883	69,019
Sysco Corp.	1,418	85,023
Walgreens Boots Alliance, Inc.	1,551	101,544
Walmart, Inc.	14,030	1,248,249

		1,657,594

Food Products - 0.3%
Conagra Brands, Inc.	1,869	68,929
Pilgrim’s Pride Corp. *	3,191	78,530
Pinnacle Foods, Inc.	1,572	85,045
Tyson Foods, Inc., Class A	5,589	409,059

		641,563

Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	13,566	812,875
ABIOMED, Inc. *	4,030	1,172,690
Align Technology, Inc. *	2,675	671,773
Baxter International, Inc.	4,579	297,818
Becton Dickinson and Co.	1,800	390,060
Boston Scientific Corp. *	20,239	552,930
Danaher Corp.	5,248	513,832
DexCom, Inc. *(a)	2,200	163,152
Edwards Lifesciences Corp. *	3,270	456,230
IDEXX Laboratories, Inc. *	2,339	447,661
Intuitive Surgical, Inc. *	2,336	964,371
Medtronic plc	5,559	445,943
ResMed, Inc.	1,105	108,809
Stryker Corp.	4,445	715,289
Teleflex, Inc.	1,486	378,900

		8,092,333

Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	1,061	91,469
Anthem, Inc.	5,677	1,247,237
Centene Corp. *	3,673	392,533
Cigna Corp.	896	150,295
HCA Healthcare, Inc.	2,023	196,231
Humana, Inc.	1,534	412,385

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 3.0% (continued)
Quest Diagnostics, Inc.	599	$60,080
UnitedHealth Group, Inc.	16,053	3,435,342

		5,985,572

Health Care Technology - 0.2%
athenahealth, Inc. *	731	104,555
Veeva Systems, Inc., Class A *	3,215	234,759

		339,314

Hotels, Restaurants & Leisure - 2.3%
Carnival Corp.	4,534	297,340
Domino’s Pizza, Inc.	432	100,898
Hilton Worldwide Holdings, Inc.	1,234	97,190
Las Vegas Sands Corp.	4,735	340,446
Marriott International, Inc., Class A	4,440	603,751
McDonald’s Corp.	8,240	1,288,571
MGM Resorts International	2,688	94,134
Royal Caribbean Cruises Ltd.	1,483	174,608
Starbucks Corp.	14,319	828,927
Wyndham Worldwide Corp.	868	99,325
Wynn Resorts Ltd.	2,841	518,085
Yum Brands, Inc.	1,915	163,024

		4,606,299

Household Durables - 0.3%
Garmin Ltd.	2,624	154,632
Mohawk Industries, Inc. *	1,586	368,301
Whirlpool Corp.	922	141,168

		664,101

Industrial Conglomerates - 1.1%
3M Co.	5,514	1,210,433
Honeywell International, Inc.	6,439	930,500
Roper Technologies, Inc.	290	81,400

		2,222,333

Insurance - 1.7%
Allstate Corp. (The)	1,388	131,582
American Financial Group, Inc.	1,717	192,682
Arch Capital Group Ltd. *	2,968	254,031
Chubb Ltd.	4,906	670,994
Everest Re Group Ltd.	999	256,563
Hartford Financial Services Group, Inc. (The)	3,282	169,089
Lincoln National Corp.	3,336	243,728
Markel Corp. *	231	270,328
Principal Financial Group, Inc.	1,500	91,365
Progressive Corp. (The)	7,943	483,967
RenaissanceRe Holdings Ltd.	1,701	235,605
Travelers Cos., Inc. (The)	3,459	480,317

		3,480,251

Internet & Direct Marketing Retail - 6.6%
Amazon.com, Inc. *	6,400	9,262,976
Booking Holdings, Inc. *	426	886,246
Expedia Group, Inc.	1,086	119,906
Netflix, Inc. *	8,775	2,591,696
Wayfair, Inc., Class A *	2,955	199,551

		13,060,375

INVESTMENTS	SHARES	VALUE
Internet Software & Services - 7.6%
Akamai Technologies, Inc. *	1,027	$72,896
Alphabet, Inc., Class A *	7,442	7,718,396
CoStar Group, Inc. *	838	303,926
eBay, Inc. *	13,570	546,057
Facebook, Inc., Class A *	31,085	4,967,072
GoDaddy, Inc., Class A *	5,177	317,971
IAC/InterActiveCorp *	2,373	371,090
Match Group, Inc. *(a)	7,349	326,590
Twitter, Inc. *	4,645	134,751
VeriSign, Inc. *	939	111,328
Zillow Group, Inc., Class C *	5,250	282,450

		15,152,527

IT Services - 5.3%
Accenture plc, Class A	7,038	1,080,333
Amdocs Ltd.	1,750	116,760
Automatic Data Processing, Inc.	3,980	451,650
Cognizant Technology Solutions Corp., Class A	4,878	392,679
DXC Technology Co.	7,944	798,610
Fiserv, Inc. *	6,684	476,636
FleetCor Technologies, Inc. *	1,395	282,488
Genpact Ltd.	10,290	329,177
Global Payments, Inc.	919	102,487
Jack Henry & Associates, Inc.	1,350	163,283
Mastercard, Inc., Class A	10,657	1,866,680
PayPal Holdings, Inc. *	12,412	941,698
Square, Inc., Class A *	15,511	763,141
Total System Services, Inc.	2,043	176,229
Visa, Inc., Class A(a)	20,084	2,402,448
Worldpay, Inc. *	2,419	198,939

		10,543,238

Leisure Products - 0.1%
Brunswick Corp.	1,969	116,939

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	1,657	110,853
Illumina, Inc. *	2,189	517,524
IQVIA Holdings, Inc. *	1,617	158,644
Mettler-Toledo International, Inc. *	577	331,792
Thermo Fisher Scientific, Inc.	5,346	1,103,735
Waters Corp. *	923	183,354

		2,405,902

Machinery - 2.8%
Caterpillar, Inc.	7,666	1,129,815
Cummins, Inc.	1,475	239,083
Deere & Co.	3,002	466,271
Dover Corp.	2,116	207,833
Fortive Corp.	2,886	223,723
Illinois Tool Works, Inc.	4,089	640,583
Ingersoll-Rand plc	3,592	307,152
Middleby Corp. (The) *	1,800	222,822
Nordson Corp.	909	123,933
Oshkosh Corp.	6,874	531,154
Parker-Hannifin Corp.	1,500	256,545
Trinity Industries, Inc.	17,214	561,693
WABCO Holdings, Inc. *	800	107,096

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Machinery - 2.8% (continued)
Xylem, Inc.	6,645	$511,133

		5,528,836

Media - 1.1%
CBS Corp. (Non-Voting), Class B	1,432	73,590
Charter Communications, Inc., Class A *	2,600	809,172
Comcast Corp., Class A	27,374	935,370
Liberty Broadband Corp., Class C *	1,573	134,790
Lions Gate Entertainment Corp., Class A	3,258	84,154
Madison Square Garden Co. (The), Class A *	316	77,673

		2,114,749

Metals & Mining - 0.9%
Freeport-McMoRan, Inc. *	8,148	143,160
Royal Gold, Inc.	9,461	812,416
Steel Dynamics, Inc.	10,719	473,994
United States Steel Corp.	8,213	289,016

		1,718,586

Multiline Retail - 0.4%
Dollar General Corp.	1,339	125,263
Dollar Tree, Inc. *	3,020	286,598
Kohl’s Corp.	2,210	144,777
Target Corp.	3,485	241,964

		798,602

Multi-Utilities - 0.5%
Ameren Corp.	4,264	241,470
CMS Energy Corp.	2,100	95,109
Consolidated Edison, Inc.	1,980	154,321
DTE Energy Co.	3,287	343,163
Public Service Enterprise Group, Inc.	4,420	222,061

		1,056,124

Oil, Gas & Consumable Fuels - 1.0%
Andeavor	2,388	240,137
Diamondback Energy, Inc. *	8,282	1,047,838
Marathon Petroleum Corp.	1,071	78,301
ONEOK, Inc.	1,754	99,838
Phillips 66	853	81,820
Valero Energy Corp.	2,679	248,531
Williams Cos., Inc. (The)	4,921	122,336
WPX Energy, Inc. *	6,227	92,035

		2,010,836

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The), Class A	4,996	748,001
Nu Skin Enterprises, Inc., Class A	1,366	100,688

		848,689

Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co.	1,287	81,403
Eli Lilly & Co.	7,307	565,342
Johnson & Johnson	4,729	606,021
Zoetis, Inc.	6,713	560,603

		1,813,369

Professional Services - 0.2%
Equifax, Inc.	651	76,695

INVESTMENTS	SHARES	VALUE
Professional Services - 0.2% (continued)
TransUnion *	3,413	$193,790
Verisk Analytics, Inc. *	906	94,224

		364,709

Road & Rail - 0.8%
CSX Corp.	10,461	582,782
Norfolk Southern Corp.	2,500	339,450
Old Dominion Freight Line, Inc.	1,956	287,474
Union Pacific Corp.	2,312	310,802

		1,520,508

Semiconductors & Semiconductor Equipment - 7.2%
Analog Devices, Inc.	977	89,034
Applied Materials, Inc.	26,910	1,496,465
Broadcom Ltd.	5,542	1,305,972
Cypress Semiconductor Corp.	17,005	288,405
Intel Corp.	27,459	1,430,065
Lam Research Corp.	2,223	451,625
Marvell Technology Group Ltd.	7,782	163,422
Microchip Technology, Inc.	1,024	93,553
Micron Technology, Inc. *	37,507	1,955,615
NVIDIA Corp.	18,364	4,252,919
ON Semiconductor Corp. *	25,190	616,147
Skyworks Solutions, Inc.	3,805	381,489
Texas Instruments, Inc.	16,400	1,703,796
Xilinx, Inc.	2,840	205,161

		14,433,668

Software - 9.5%
Activision Blizzard, Inc.	16,034	1,081,654
Adobe Systems, Inc. *	10,510	2,271,001
ANSYS, Inc. *	2,671	418,519
Atlassian Corp. plc, Class A (Australia) *	9,017	486,197
Autodesk, Inc. *	2,296	288,332
Electronic Arts, Inc. *	8,682	1,052,606
Fortinet, Inc. *	1,306	69,975
Guidewire Software, Inc. *	2,220	179,443
Intuit, Inc.	4,182	724,950
Microsoft Corp.	91,667	8,366,447
Oracle Corp.	10,159	464,774
Red Hat, Inc. *	2,671	399,341
salesforce.com, Inc. *	6,637	771,883
ServiceNow, Inc. *	4,455	737,080
Splunk, Inc. *	1,580	155,456
SS&C Technologies Holdings, Inc.	2,522	135,280
Symantec Corp.	6,438	166,422
Synopsys, Inc. *	1,068	88,900
Tableau Software, Inc., Class A *	2,627	212,314
Take-Two Interactive Software, Inc. *	2,784	272,219
Tyler Technologies, Inc. *	831	175,308
VMware, Inc., Class A *	2,638	319,910

		18,838,011

Specialty Retail - 2.6%
Best Buy Co., Inc.	3,810	266,662
Burlington Stores, Inc. *	2,419	322,090
Gap, Inc. (The)	4,580	142,896
Home Depot, Inc. (The)	12,906	2,300,365
Lowe’s Cos., Inc.	5,259	461,477

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Specialty Retail - 2.6% (continued)
O’Reilly Automotive, Inc. *	1,264	$312,688
Ross Stores, Inc.	10,017	781,126
TJX Cos., Inc. (The)	2,984	243,375
Ulta Beauty, Inc. *	1,847	377,287

		5,207,966

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	41,713	6,998,607
Hewlett Packard Enterprise Co.	5,467	95,891
HP, Inc.	25,956	568,956
NetApp, Inc.	1,936	119,432

		7,782,886

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	1,338	139,286
NIKE, Inc., Class B	4,315	286,688
PVH Corp.	1,239	187,622
Skechers U.S.A., Inc., Class A *	4,412	171,583
Tapestry, Inc.	1,925	101,274
VF Corp.	5,166	382,904

		1,269,357

Tobacco - 0.6%
Altria Group, Inc.	19,739	1,230,135

Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. *	2,092	79,370
United Rentals, Inc. *	3,686	636,683

		716,053

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. *	8,471	517,070

TOTAL COMMON STOCKS (Cost $133,146,047)		194,288,031

SHORT-TERM INVESTMENTS - 2.8%

Investment Companies - 2.8%
Limited Purpose Cash Investment Fund, 1.53% (2)(c)
(Cost $5,618,995)	5,620,253	5,619,129

SECURITIES LENDING COLLATERAL - 0.4%

Investment Companies - 0.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55% (2)(c)(d)	102,787	102,787
Limited Purpose Cash Investment Fund
1.53% (2)(c)(d)	768,252	768,252

TOTAL SECURITIES LENDING COLLATERAL (Cost $871,039)		871,039

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.7% (Cost $139,636,081)		200,778,199

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)% (e)		(1,344,997)

NET ASSETS - 100.0%		$199,433,202

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$28,841,700	14.5%
Consumer Staples	5,780,065	2.9
Energy	2,098,318	1.1
Financials	26,622,870	13.3
Health Care	22,439,086	11.3
Industrials	23,951,497	12.0
Information Technology	71,059,411	35.6
Materials	4,138,036	2.1
Real Estate	4,378,174	2.2
Telecommunication Services	599,737	0.3
Utilities	4,379,137	2.2
Short-Term Investments	5,619,129	2.8
Securities Lending Collateral	871,039	0.4

Total Investments In Securities At Value	200,778,199	100.7
Liabilities in Excess of Other Assets (e)	(1,344,997)	(0.7)

Net Assets	$199,433,202	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $2,987,126.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $2,130,134 was received (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	32	6/2018	USD	$4,228,800	$(26,416)

					$(26,416)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$287,059	$287,059

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.2%

Aerospace & Defense - 1.5%
AAR Corp.	1,190	$52,491
Aerojet Rocketdyne Holdings, Inc. *	2,469	69,058
Aerovironment, Inc. *	1,495	68,037
Astronics Corp. *	515	19,210
Axon Enterprise, Inc. *	1,464	57,550
Curtiss-Wright Corp.	1,230	166,136
Ducommun, Inc. *	1,446	43,929
Engility Holdings, Inc. *	1,335	32,574
Esterline Technologies Corp. *	275	20,116
KLX, Inc. *	1,535	109,077
Kratos Defense & Security Solutions, Inc. *	7,810	80,365
Mercury Systems, Inc. *	3,024	146,120
Vectrus, Inc. *	904	33,665

		898,328

Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. *	1,652	38,525
Atlas Air Worldwide Holdings, Inc. *	400	24,180

		62,705

Airlines - 0.2%
Allegiant Travel Co.	284	49,004
SkyWest, Inc.	1,418	77,139

		126,143

Auto Components - 1.0%
Cooper Tire & Rubber Co.	576	16,877
Cooper-Standard Holdings, Inc. *	845	103,774
Dana, Inc.	3,827	98,583
Dorman Products, Inc. *	322	21,320
Fox Factory Holding Corp. *	1,895	66,135
Gentherm, Inc. *	1,057	35,885
LCI Industries	1,144	119,148
Modine Manufacturing Co. *	1,493	31,577
Motorcar Parts of America, Inc. *	1,306	27,988
Standard Motor Products, Inc.	641	30,492
Tower International, Inc.	753	20,896

		572,675

Automobiles - 0.1%
Winnebago Industries, Inc.	1,452	54,595

Banks - 4.8%
Allegiance Bancshares, Inc. *	1,709	66,907
Ameris Bancorp	1,938	102,520
Banc of California, Inc.	1,710	33,003
Blue Hills Bancorp, Inc.	1,200	25,020
Boston Private Financial Holdings, Inc.	1,715	25,811
Carolina Financial Corp.	3,277	128,721
CenterState Bank Corp.	1,137	30,165
Central Pacific Financial Corp.	835	23,764
Central Valley Community Bancorp	2,448	47,883
ConnectOne Bancorp, Inc.	1,237	35,626
Customers Bancorp, Inc. *	798	23,262
Eagle Bancorp, Inc. *	1,509	90,314
Enterprise Financial Services Corp.	1,251	58,672
FCB Financial Holdings, Inc., Class A *	1,914	97,805
Fidelity Southern Corp.	1,125	25,954

INVESTMENTS	SHARES	VALUE

Banks - 4.8% (continued)
First Bancorp/PR *	14,855	$89,427
First Commonwealth Financial Corp.	1,291	18,242
First Interstate BancSystem, Inc., Class A	2,466	97,530
First Merchants Corp.	654	27,272
Great Western Bancorp, Inc.	2,729	109,897
Green Bancorp, Inc. *	4,394	97,766
Hanmi Financial Corp.	825	25,369
Horizon Bancorp	742	22,267
Independent Bank Corp./MA	552	39,496
Independent Bank Corp./MI	4,596	105,248
Independent Bank Group, Inc.	1,410	99,687
Lakeland Bancorp, Inc.	1,023	20,306
Lakeland Financial Corp.	1,783	82,428
LegacyTexas Financial Group, Inc.	1,265	54,167
Mercantile Bank Corp.	568	18,886
National Bank Holdings Corp., Class A	1,243	41,330
National Commerce Corp. *	585	25,477
OFG Bancorp	3,429	35,833
Old Second Bancorp, Inc.	3,326	46,231
Pacific Premier Bancorp, Inc. *	850	34,170
Peoples Bancorp, Inc.	732	25,949
People’s Utah Bancorp	1,275	41,182
Preferred Bank	1,654	106,187
QCR Holdings, Inc.	921	41,307
Republic First Bancorp, Inc. *	10,891	94,752
Seacoast Banking Corp. of Florida *	1,369	36,237
ServisFirst Bancshares, Inc.	5,062	206,631
Southside Bancshares, Inc.	813	28,244
State Bank Financial Corp.	672	20,167
Towne Bank	1,096	31,346
TriState Capital Holdings, Inc. *	1,369	31,829
Triumph Bancorp, Inc. *	1,976	81,411
United Community Banks, Inc.	2,355	74,536
Veritex Holdings, Inc. *	1,476	40,841
Wintrust Financial Corp.	684	58,858

		2,825,933

Beverages - 0.9%
Coca-Cola Bottling Co. Consolidated	430	74,248
Craft Brew Alliance, Inc. *	1,463	27,212
MGP Ingredients, Inc.	1,264	113,242
National Beverage Corp.(a)	3,220	286,644

		501,346

Biotechnology - 10.8%
Abeona Therapeutics, Inc. *(a)	5,422	77,806
Acceleron Pharma, Inc. *	538	21,036
Adamas Pharmaceuticals, Inc. *(a)	1,426	34,081
Aimmune Therapeutics, Inc. *	3,053	97,177
Akebia Therapeutics, Inc. *	1,511	14,400
Amicus Therapeutics, Inc. *	8,634	129,855
Arena Pharmaceuticals, Inc. *	1,088	42,976
Array BioPharma, Inc. *	13,892	226,717
Atara Biotherapeutics, Inc. *	461	17,979
Audentes Therapeutics, Inc. *	1,295	38,915
Avexis, Inc. *	2,487	307,343
Avid Bioservices, Inc. *	1,371	4,003
BioCryst Pharmaceuticals, Inc. *	4,092	19,519
BioSpecifics Technologies Corp. *	495	21,948

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 10.8% (continued)
Bluebird Bio, Inc. *	2,818	$481,174
Blueprint Medicines Corp. *	2,931	268,773
Calithera Biosciences, Inc. *	5,037	31,733
Cara Therapeutics, Inc. *(a)	3,687	45,645
Catalyst Pharmaceuticals, Inc. *	27,771	66,373
ChemoCentryx, Inc. *	3,517	47,831
Clovis Oncology, Inc. *	1,080	57,024
Conatus Pharmaceuticals, Inc. *	4,925	28,910
Corbus Pharmaceuticals Holdings, Inc. *(a)	4,505	27,481
CTI BioPharma Corp. *	370	1,443
CytomX Therapeutics, Inc. *	1,995	56,758
Dynavax Technologies Corp. *	3,962	78,646
Eagle Pharmaceuticals, Inc. *(a)	385	20,286
Editas Medicine, Inc. *	1,415	46,907
Emergent BioSolutions, Inc. *	500	26,325
Enanta Pharmaceuticals, Inc. *	993	80,344
Epizyme, Inc. *	2,095	37,186
Esperion Therapeutics, Inc. *	2,739	198,112
Exact Sciences Corp. *	7,439	300,015
Fate Therapeutics, Inc. *	4,662	45,501
FibroGen, Inc. *	4,305	198,891
Flexion Therapeutics, Inc. *	1,781	39,912
Foundation Medicine, Inc. *	2,192	172,620
Global Blood Therapeutics, Inc. *	2,401	115,968
Halozyme Therapeutics, Inc. *	3,681	72,111
ImmunoGen, Inc. *	8,871	93,323
Immunomedics, Inc. *(a)	15,035	219,661
Insmed, Inc. *	2,533	57,043
Intellia Therapeutics, Inc. *	500	10,545
Ironwood Pharmaceuticals, Inc. *	2,192	33,823
Lexicon Pharmaceuticals, Inc. *	2,244	19,231
Ligand Pharmaceuticals, Inc. *	543	89,682
Loxo Oncology, Inc. *	2,444	281,964
Madrigal Pharmaceuticals, Inc. *	879	102,658
MiMedx Group, Inc. *(a)	5,961	41,548
Momenta Pharmaceuticals, Inc. *	1,455	26,408
Myriad Genetics, Inc. *	2,127	62,853
Pieris Pharmaceuticals, Inc. *	6,644	45,312
Portola Pharmaceuticals, Inc. *	2,993	97,751
Prothena Corp. plc (Ireland) *	651	23,898
PTC Therapeutics, Inc. *	2,980	80,639
Puma Biotechnology, Inc. *	2,110	143,586
REGENXBIO, Inc. *	3,823	114,117
Repligen Corp. *	1,280	46,310
Retrophin, Inc. *	2,107	47,113
Sage Therapeutics, Inc. *	2,259	363,857
Sangamo Therapeutics, Inc. *	6,546	124,374
Sarepta Therapeutics, Inc. *	3,746	277,541
Spark Therapeutics, Inc. *	283	18,845
Spectrum Pharmaceuticals, Inc. *	5,591	89,959
Stemline Therapeutics, Inc. *	1,747	26,729
TG Therapeutics, Inc. *(a)	4,501	63,914
Vanda Pharmaceuticals, Inc. *	1,751	29,504
Xencor, Inc. *	2,514	75,370

		6,307,282

Building Products - 1.3%
AAON, Inc.	1,050	40,950
American Woodmark Corp. *	658	64,780

INVESTMENTS	SHARES	VALUE
Building Products - 1.3% (continued)
Apogee Enterprises, Inc.	791	$34,290
Builders FirstSource, Inc. *	5,687	112,830
Continental Building Products, Inc. *	1,526	43,567
Gibraltar Industries, Inc. *	1,568	53,077
Masonite International Corp. *	1,077	66,074
NCI Building Systems, Inc. *	1,241	21,966
Patrick Industries, Inc. *	3,309	204,662
PGT Innovations, Inc. *	916	17,083
Trex Co., Inc. *	943	102,570

		761,849

Capital Markets - 1.2%
Evercore, Inc., Class A	1,026	89,467
Houlihan Lokey, Inc.	3,975	177,285
Investment Technology Group, Inc.	1,146	22,622
Moelis & Co., Class A	3,290	167,297
Piper Jaffray Cos.	826	68,599
PJT Partners, Inc., Class A	2,344	117,434
Stifel Financial Corp.	987	58,460
Virtu Financial, Inc., Class A	750	24,750

		725,914

Chemicals - 2.0%
AdvanSix, Inc. *	705	24,520
Chase Corp.	298	34,702
Ferro Corp. *	4,196	97,431
Ingevity Corp. *	1,514	111,567
Innophos Holdings, Inc.	508	20,427
Innospec, Inc.	332	22,775
Intrepid Potash, Inc. *	6,622	24,104
KMG Chemicals, Inc.	978	58,631
Koppers Holdings, Inc. *	549	22,564
Kraton Corp. *	1,217	58,063
Kronos Worldwide, Inc.	6,986	157,884
Minerals Technologies, Inc.	500	33,475
PolyOne Corp.	639	27,170
Rayonier Advanced Materials, Inc.	1,897	40,728
Sensient Technologies Corp.	1,100	77,638
Trinseo SA	2,759	204,304
Tronox Ltd., Class A	7,688	141,767

		1,157,750

Commercial Services & Supplies - 1.0%
ACCO Brands Corp.	1,709	21,448
Brady Corp., Class A	570	21,175
Brink’s Co. (The)	2,779	198,282
Casella Waste Systems, Inc., Class A *	742	17,348
Deluxe Corp.	267	19,761
Healthcare Services Group, Inc.	2,192	95,308
Kimball International, Inc., Class B	1,371	23,362
MSA Safety, Inc.	319	26,554
Multi-Color Corp.	444	29,326
Quad/Graphics, Inc.	1,804	45,731
SP Plus Corp. *	660	23,496
Tetra Tech, Inc.	533	26,090
US Ecology, Inc.	349	18,602
Viad Corp.	445	23,340

		589,823

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Communications Equipment - 1.3%
Applied Optoelectronics, Inc. *(a)	932	$23,356
EMCORE Corp. *	5,074	28,922
Extreme Networks, Inc. *	11,890	131,622
InterDigital, Inc.	923	67,933
Lumentum Holdings, Inc. *	3,225	205,755
Oclaro, Inc. *	7,736	73,956
Ubiquiti Networks, Inc. *(a)	2,771	190,645
ViaSat, Inc. *(a)	411	27,011
Viavi Solutions, Inc. *	3,957	38,462

		787,662

Construction & Engineering - 1.2%
Argan, Inc.	871	37,409
Comfort Systems USA, Inc.	1,346	55,523
Dycom Industries, Inc. *	1,182	127,219
EMCOR Group, Inc.	398	31,016
Granite Construction, Inc.	465	25,975
HC2 Holdings, Inc. *	962	5,060
IES Holdings, Inc. *	1,238	18,756
MasTec, Inc. *	4,048	190,458
NV5 Global, Inc. *	1,032	57,534
Primoris Services Corp.	1,390	34,722
Sterling Construction Co., Inc. *	4,619	52,934
Tutor Perini Corp. *	1,919	42,314

		678,920

Construction Materials - 0.4%
Summit Materials, Inc., Class A *	3,719	112,611
US Concrete, Inc. *(a)	2,145	129,558

		242,169

Consumer Finance - 0.6%
Encore Capital Group, Inc. *	565	25,538
Enova International, Inc. *	1,257	27,717
EZCORP, Inc., Class A *	5,444	71,861
FirstCash, Inc.	225	18,281
Green Dot Corp., Class A *	2,607	167,265
Nelnet, Inc., Class A	400	20,964

		331,626

Containers & Packaging - 0.2%
Greif, Inc., Class A	1,746	91,228

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,645	34,973

Diversified Consumer Services - 1.7%
Adtalem Global Education, Inc. *	1,371	65,191
Career Education Corp. *	9,718	127,694
Chegg, Inc. *	8,124	167,842
Grand Canyon Education, Inc. *	2,225	233,447
Sotheby’s *	639	32,787
Strayer Education, Inc.	286	28,900
Weight Watchers International, Inc. *	5,019	319,811

		975,672

Diversified Telecommunication Services - 0.4%
Cogent Communications Holdings, Inc.	1,056	45,830
Globalstar, Inc. *(a)	23,066	15,858
Iridium Communications, Inc. *	2,656	29,880

INVESTMENTS	SHARES	VALUE
Diversified Telecommunication Services - 0.4% (continued)
ORBCOMM, Inc. *	3,221	$30,181
Vonage Holdings Corp. *	8,135	86,638

		208,387

Electric Utilities - 0.7%
ALLETE, Inc.	1,441	104,112
El Paso Electric Co.	1,135	57,885
IDACORP, Inc.	351	30,983
MGE Energy, Inc.	1,156	64,852
Otter Tail Corp.	739	32,036
PNM Resources, Inc.	2,933	112,187
Spark Energy, Inc., Class A (a)	3,072	36,403

		438,458

Electrical Equipment - 0.1%
Energous Corp. *(a)	919	14,731
Generac Holdings, Inc. *	846	38,840
Plug Power, Inc. *(a)	15,010	28,369

		81,940

Electronic Equipment, Instruments & Components - 3.0%
Badger Meter, Inc.	1,137	53,610
Belden, Inc.	377	25,990
Benchmark Electronics, Inc.	686	20,477
Control4 Corp. *	4,007	86,070
CTS Corp.	722	19,638
Electro Scientific Industries, Inc. *	3,256	62,938
ePlus, Inc. *	1,100	85,470
Fabrinet (Thailand) *	1,593	49,988
II-VI, Inc. *	2,489	101,800
Insight Enterprises, Inc. *	904	31,577
Itron, Inc. *	1,022	73,124
KEMET Corp. *	5,774	104,683
Littelfuse, Inc.	1,141	237,533
Mesa Laboratories, Inc.	432	64,126
Methode Electronics, Inc.	887	34,682
Novanta, Inc. *	2,973	155,042
OSI Systems, Inc. *	393	25,651
Plexus Corp. *	600	35,838
Rogers Corp. *	916	109,499
Sanmina Corp. *	1,686	44,089
SYNNEX Corp.	927	109,757
Systemax, Inc.	2,123	60,612
Tech Data Corp. *	937	79,767
TTM Technologies, Inc. *	4,310	65,900

		1,737,861

Energy Equipment & Services - 0.4%
Archrock, Inc.	5,634	49,298
Exterran Corp. *	2,681	71,583
McDermott International, Inc. *	11,159	67,958
Unit Corp. *	1,929	38,117

		226,956

Equity Real Estate Investment Trusts (REITs) - 2.3%
Agree Realty Corp.	808	38,816
American Assets Trust, Inc.	830	27,730
CareTrust REIT, Inc.	3,160	42,344
EastGroup Properties, Inc.	797	65,880
First Industrial Realty Trust, Inc.	899	26,278

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 2.3% (continued)
Four Corners Property Trust, Inc.	1,322	$30,525
GEO Group, Inc. (The)	806	16,499
Getty Realty Corp.	891	22,471
Gladstone Commercial Corp.	2,247	38,963
Independence Realty Trust, Inc.	2,998	27,522
Jernigan Capital, Inc.	1,105	20,001
Monmouth Real Estate Investment Corp.	2,816	42,353
National Storage Affiliates Trust	4,002	100,370
NexPoint Residential Trust, Inc.	2,537	63,019
Pebblebrook Hotel Trust	716	24,595
PotlatchDeltic Corp.	522	27,170
Preferred Apartment Communities, Inc., Class A	2,640	37,462
PS Business Parks, Inc.	1,304	147,404
QTS Realty Trust, Inc., Class A	583	21,116
Retail Opportunity Investments Corp.	1,217	21,504
Rexford Industrial Realty, Inc.	4,420	127,252
Ryman Hospitality Properties, Inc.	1,223	94,721
STAG Industrial, Inc.	2,224	53,198
Summit Hotel Properties, Inc.	2,178	29,643
Sunstone Hotel Investors, Inc.	1,432	21,795
Terreno Realty Corp.	2,554	88,139
UMH Properties, Inc.	1,668	22,368
Universal Health Realty Income Trust	544	32,694
Washington REIT	838	22,877
Xenia Hotels & Resorts, Inc.	1,185	23,368

		1,358,077

Food & Staples Retailing - 0.0% (b)
Performance Food Group Co. *	842	25,134

Food Products - 0.9%
Calavo Growers, Inc. (a)	432	39,830
Darling Ingredients, Inc. *	1,560	26,988
Fresh Del Monte Produce, Inc.	1,842	83,332
J&J Snack Foods Corp.	693	94,636
John B Sanfilippo & Son, Inc.	879	50,868
Lancaster Colony Corp.	812	99,990
Sanderson Farms, Inc.	1,248	148,537

		544,181

Gas Utilities - 0.8%
Chesapeake Utilities Corp.	631	44,391
New Jersey Resources Corp.	1,814	72,741
Northwest Natural Gas Co.	369	21,273
ONE Gas, Inc.	3,413	225,326
Southwest Gas Holdings, Inc. *	717	48,491
Spire, Inc.	1,042	75,337

		487,559

Health Care Equipment & Supplies - 5.4%
Abaxis, Inc.	457	32,273
Anika Therapeutics, Inc. *	794	39,478
Antares Pharma, Inc. *	20,432	44,950
AtriCure, Inc. *	1,381	28,338
AxoGen, Inc. *	5,638	205,787
Cantel Medical Corp.	1,202	133,915
Cardiovascular Systems, Inc. *	1,382	30,307
CONMED Corp.	500	31,665

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 5.4% (continued)
Cutera, Inc. *	2,622	$131,756
Glaukos Corp. *(a)	685	21,119
Globus Medical, Inc., Class A *	3,054	152,150
Haemonetics Corp. *	1,018	74,477
Heska Corp. *	1,323	104,610
ICU Medical, Inc. *	857	216,307
Inogen, Inc. *	1,821	223,692
Insulet Corp. *	2,118	183,588
Integer Holdings Corp. *	806	45,579
Integra LifeSciences Holdings Corp. *	1,883	104,205
iRhythm Technologies, Inc. *	497	31,286
K2M Group Holdings, Inc. *	1,995	37,805
Lantheus Holdings, Inc. *	7,341	116,722
LeMaitre Vascular, Inc.	2,231	80,829
LivaNova plc *	1,317	116,555
Masimo Corp. *	1,758	154,616
Merit Medical Systems, Inc. *	1,284	58,229
Natus Medical, Inc. *	1,478	49,735
Neogen Corp. *	640	42,874
Nevro Corp. *	1,357	117,611
Novocure Ltd. *	4,353	94,895
NuVasive, Inc. *	478	24,956
OraSure Technologies, Inc. *	5,391	91,054
Penumbra, Inc. *	1,461	168,965
Pulse Biosciences, Inc. *(a)	1,055	14,274
Quidel Corp. *	1,768	91,600
STAAR Surgical Co. *	1,257	18,604
Tactile Systems Technology, Inc. *	909	28,906
ViewRay, Inc. *(a)	6,435	41,377

		3,185,089

Health Care Providers & Services - 2.3%
Addus HomeCare Corp. *	1,804	87,765
Amedisys, Inc. *	745	44,953
AMN Healthcare Services, Inc. *	1,210	68,668
BioTelemetry, Inc. *	3,353	104,111
Chemed Corp.	704	192,093
CorVel Corp. *	404	20,422
Diplomat Pharmacy, Inc. *	1,916	38,607
Encompass Health Corp.	1,585	90,615
Ensign Group, Inc. (The)	1,000	26,300
HealthEquity, Inc. *	2,634	159,462
LHC Group, Inc. *	1,013	62,360
Molina Healthcare, Inc. *	1,921	155,947
Providence Service Corp. (The) *	400	27,656
R1 RCM, Inc. *	5,870	41,912
Select Medical Holdings Corp. *	2,344	40,434
Tivity Health, Inc. *	4,511	178,861
US Physical Therapy, Inc.	280	22,764

		1,362,930

Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. *	2,012	24,848
Cotiviti Holdings, Inc. *	2,481	85,446
Evolent Health, Inc., Class A *	1,307	18,625
Inovalon Holdings, Inc., Class A *	2,353	24,942
Medidata Solutions, Inc. *	2,233	140,255
Omnicell, Inc. *	1,035	44,919
Tabula Rasa HealthCare, Inc. *	803	31,156

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Technology - 1.0% (continued)
Teladoc, Inc. *(a)	4,106	$165,472
Vocera Communications, Inc. *	901	21,101

		556,764

Hotels, Restaurants & Leisure - 4.4%
Boyd Gaming Corp.	5,217	166,214
Caesars Entertainment Corp. *	36,174	406,958
Carrols Restaurant Group, Inc. *	1,505	16,856
Churchill Downs, Inc.	276	67,358
Cracker Barrel Old Country Store, Inc. (a)	385	61,292
Dave & Buster’s Entertainment, Inc. *	1,370	57,184
Denny’s Corp. *	2,000	30,860
Eldorado Resorts, Inc. *	7,283	240,339
Golden Entertainment, Inc. *	956	22,208
ILG, Inc.	3,739	116,320
Jack in the Box, Inc.	980	83,623
Marriott Vacations Worldwide Corp.	1,663	221,512
Nathan’s Famous, Inc.	443	32,738
Papa John’s International, Inc. (a)	738	42,287
Penn National Gaming, Inc. *	4,764	125,103
Planet Fitness, Inc., Class A *	4,924	185,979
RCI Hospitality Holdings, Inc.	2,273	64,530
Red Robin Gourmet Burgers, Inc. *	534	30,972
Red Rock Resorts, Inc., Class A	2,133	62,454
Ruth’s Hospitality Group, Inc.	1,920	46,944
Scientific Games Corp., Class A *	6,723	279,677
Sonic Corp.	727	18,342
Texas Roadhouse, Inc.	2,000	115,560
Wingstop, Inc.	1,138	53,748

		2,549,058

Household Durables - 1.8%
Cavco Industries, Inc. *	433	75,234
Helen of Troy Ltd. *	1,094	95,178
Hooker Furniture Corp.	465	17,066
Installed Building Products, Inc. *	2,645	158,832
iRobot Corp. *(a)	1,076	69,068
KB Home	2,111	60,058
La-Z-Boy, Inc.	722	21,624
LGI Homes, Inc. *(a)	3,079	217,285
MDC Holdings, Inc.	747	20,856
Taylor Morrison Home Corp., Class A *	816	18,996
TopBuild Corp. *	2,558	195,738
TRI Pointe Group, Inc. *	1,755	28,835
Universal Electronics, Inc. *	400	20,820
William Lyon Homes, Class A *	1,075	29,552
ZAGG, Inc. *	2,033	24,803

		1,053,945

Household Products - 0.3%
Central Garden & Pet Co., Class A *	3,085	122,197
WD-40 Co.	467	61,504

		183,701

Independent Power and Renewable Electricity Producers - 0.0% (b)
NRG Yield, Inc., Class C	1,476	25,092

Insurance - 2.2%
American Equity Investment Life Holding Co.	1,528	44,862

INVESTMENTS	SHARES	VALUE

Insurance - 2.2% (continued)
AMERISAFE, Inc.	907	$50,112
Argo Group International Holdings Ltd.	2,019	115,890
CNO Financial Group, Inc.	2,737	59,311
Employers Holdings, Inc.	574	23,218
Enstar Group Ltd. *	673	141,498
Health Insurance Innovations, Inc., Class A *(a)	4,863	140,541
James River Group Holdings Ltd.	2,244	79,595
Kemper Corp.	395	22,515
Kingstone Cos., Inc.	1,221	20,513
National General Holdings Corp.	1,414	34,374
Navigators Group, Inc. (The)	766	44,160
Primerica, Inc.	1,888	182,381
RLI Corp.	1,284	81,393
Selective Insurance Group, Inc.	768	46,617
Trupanion, Inc. *	1,810	54,101
United Fire Group, Inc.	1,284	61,452
United Insurance Holdings Corp.	2,600	49,764
Universal Insurance Holdings, Inc.	1,100	35,090

		1,287,387

Internet & Direct Marketing Retail - 0.6%
1-800-Flowers.com, Inc., Class A *	3,613	42,633
Groupon, Inc. *	14,802	64,241
Nutrisystem, Inc.	1,991	53,657
Overstock.com, Inc. *(a)	2,582	93,598
PetMed Express, Inc. (a)	2,278	95,107
Shutterfly, Inc. *	208	16,900

		366,136

Internet Software & Services - 5.9%
2U, Inc. *	4,139	347,800
Alarm.com Holdings, Inc. *	2,715	102,464
Appfolio, Inc., Class A *	3,881	158,539
Apptio, Inc., Class A *	1,894	53,676
Blucora, Inc. *	4,127	101,524
Box, Inc., Class A *	4,001	82,220
Carbonite, Inc. *	3,115	89,712
Cimpress NV (Netherlands) *	1,228	189,972
Coupa Software, Inc. *	402	18,339
Envestnet, Inc. *	772	44,236
Etsy, Inc. *	5,259	147,567
Five9, Inc. *	7,053	210,109
GrubHub, Inc. *	5,008	508,162
GTT Communications, Inc. *	1,815	102,910
Hortonworks, Inc. *	4,372	89,058
Instructure, Inc. *	1,444	60,865
Internap Corp. *(a)	1,860	20,460
j2 Global, Inc.	800	63,136
Limelight Networks, Inc. *	5,392	22,161
LivePerson, Inc. *	1,142	18,672
MINDBODY, Inc., Class A *	4,142	161,124
New Relic, Inc. *	2,672	198,049
Nutanix, Inc., Class A *	1,233	60,553
Q2 Holdings, Inc. *	1,618	73,700
QuinStreet, Inc. *	1,577	20,138
Quotient Technology, Inc. *	2,633	34,492
SPS Commerce, Inc. *	593	37,993
Stamps.com, Inc. *	1,216	244,477

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Internet Software & Services - 5.9% (continued)
Trade Desk, Inc. (The), Class A *	1,666	$82,667
TrueCar, Inc. *(a)	2,890	27,339
Tucows, Inc., Class A *(a)	1,347	75,432

		3,447,546

IT Services - 1.3%
Acxiom Corp. *	961	21,824
Blackhawk Network Holdings, Inc. *	1,663	74,336
CACI International, Inc., Class A *	385	58,270
CSG Systems International, Inc.	958	43,388
EPAM Systems, Inc. *	2,061	236,026
Everi Holdings, Inc. *	11,920	78,315
ExlService Holdings, Inc. *	709	39,541
ManTech International Corp., Class A	306	16,974
MAXIMUS, Inc.	1,222	81,556
Perficient, Inc. *	927	21,247
Science Applications International Corp.	553	43,576
Syntel, Inc. *	646	16,492
Virtusa Corp. *	955	46,279

		777,824

Leisure Products - 0.0% (b)
Sturm Ruger & Co., Inc. (a)	385	20,212

Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. *(a)	2,660	60,781
Cambrex Corp. *	854	44,664
Enzo Biochem, Inc. *	2,746	15,048
NeoGenomics, Inc. *	2,416	19,715
PRA Health Sciences, Inc. *	3,373	279,824
Syneos Health, Inc. *	1,078	38,269

		458,301

Machinery - 3.7%
Alamo Group, Inc.	289	31,761
Albany International Corp., Class A	510	31,977
Altra Industrial Motion Corp.	764	35,106
Astec Industries, Inc.	509	28,087
Barnes Group, Inc.	873	52,284
Chart Industries, Inc. *	674	39,786
Columbus McKinnon Corp.	620	22,221
Douglas Dynamics, Inc.	969	42,006
EnPro Industries, Inc.	521	40,315
Federal Signal Corp.	2,000	44,040
Global Brass & Copper Holdings, Inc.	3,107	103,929
Greenbrier Cos., Inc. (The) (a)	726	36,481
Harsco Corp. *	4,007	82,744
Hyster-Yale Materials Handling, Inc.	348	24,336
John Bean Technologies Corp.	1,580	179,172
Kadant, Inc.	620	58,590
Kennametal, Inc.	3,066	123,130
Lydall, Inc. *	1,067	51,483
Manitowoc Co., Inc. (The) *	2,349	66,852
Meritor, Inc. *	4,408	90,628
Mueller Water Products, Inc., Class A	5,126	55,720
Navistar International Corp. *	5,012	175,270
NN, Inc.	927	22,248
Proto Labs, Inc. *	732	86,047
RBC Bearings, Inc. *	504	62,597

INVESTMENTS	SHARES	VALUE
Machinery - 3.7% (continued)
Spartan Motors, Inc.	7,354	$126,489
SPX Corp. *	4,606	149,603
Standex International Corp.	358	34,135
Sun Hydraulics Corp.	453	24,263
Tennant Co.	497	33,647
Titan International, Inc.	7,037	88,736
Wabash National Corp.	1,518	31,590
Watts Water Technologies, Inc., Class A	425	33,022
Woodward, Inc.	689	49,374

		2,157,669

Marine - 0.1%
Safe Bulkers, Inc. (Greece) *	7,778	24,656
Scorpio Bulkers, Inc.	4,339	30,590

		55,246

Media - 0.7%
Central European Media Enterprises Ltd., Class A *(a)	5,880	24,696
Gray Television, Inc. *	2,135	27,115
Liberty Media Corp.-Liberty Braves, Class C *	1,059	24,166
New York Times Co. (The), Class A	5,534	133,370
Nexstar Media Group, Inc., Class A	356	23,674
Sinclair Broadcast Group, Inc., Class A	1,581	49,485
World Wrestling Entertainment, Inc., Class A	3,139	113,035

		395,541

Metals & Mining - 1.0%
AK Steel Holding Corp. *	5,205	23,579
Allegheny Technologies, Inc. *	4,304	101,919
Carpenter Technology Corp.	565	24,928
Century Aluminum Co. *	8,622	142,608
Cleveland-Cliffs, Inc. *	6,004	41,728
Kaiser Aluminum Corp.	680	68,612
Schnitzer Steel Industries, Inc., Class A	838	27,109
SunCoke Energy, Inc. *	3,986	42,889
TimkenSteel Corp. *	1,106	16,800
Worthington Industries, Inc.	1,849	79,359

		569,531

Multiline Retail - 0.5%
Big Lots, Inc.	713	31,037
Ollie’s Bargain Outlet Holdings, Inc. *	4,585	276,475

		307,512

Multi-Utilities - 0.0% (b)
Unitil Corp.	507	23,530

Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. *	19,535	43,368
Arch Coal, Inc., Class A	188	17,273
Callon Petroleum Co. *	3,228	42,739
CVR Energy, Inc.	1,972	59,594
Delek US Energy, Inc.	2,813	114,489
GasLog Ltd. (Monaco)	1,757	28,902
Golar LNG Ltd.	1,216	33,270
Green Plains, Inc.	1,031	17,321
Matador Resources Co. *	614	18,365
Pacific Ethanol, Inc. *	900	2,700

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE

Oil, Gas & Consumable Fuels - 1.1% (continued)
Par Pacific Holdings, Inc. *	1,283	$22,029
Resolute Energy Corp. *(a)	2,489	86,244
REX American Resources Corp. *	300	21,840
Ring Energy, Inc. *	5,063	72,654
Uranium Energy Corp. *(a)	20,939	27,430
W&T Offshore, Inc. *	6,766	29,973
WildHorse Resource Development Corp. *	1,657	31,632

		669,823

Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	4,194	120,661
Verso Corp., Class A *	1,006	16,941

		137,602

Personal Products - 0.2%
Medifast, Inc.	396	37,006
USANA Health Sciences, Inc. *	600	51,540

		88,546

Pharmaceuticals - 4.1%
Aerie Pharmaceuticals, Inc. *	2,642	143,328
Amphastar Pharmaceuticals, Inc. *	1,336	25,050
ANI Pharmaceuticals, Inc. *	400	23,288
Assembly Biosciences, Inc. *	2,620	128,747
Catalent, Inc. *	4,543	186,536
Collegium Pharmaceutical, Inc. *	657	16,786
Corcept Therapeutics, Inc. *(a)	8,060	132,587
Intersect ENT, Inc. *	2,992	117,586
MyoKardia, Inc. *	2,498	121,902
Nektar Therapeutics *	9,807	1,042,092
Omeros Corp. *(a)	2,323	25,948
Paratek Pharmaceuticals, Inc. *	1,631	21,203
Phibro Animal Health Corp., Class A	2,245	89,127
Prestige Brands Holdings, Inc. *	632	21,311
Reata Pharmaceuticals, Inc., Class A *	1,337	27,422
Revance Therapeutics, Inc. *	805	24,794
Supernus Pharmaceuticals, Inc. *	2,833	129,751
TherapeuticsMD, Inc. *(a)	3,563	17,352
Zogenix, Inc. *	3,119	124,916

		2,419,726

Professional Services - 0.9%
Exponent, Inc.	576	45,303
Insperity, Inc.	1,293	89,928
Korn/Ferry International	2,043	105,398
On Assignment, Inc. *	1,194	97,765
TriNet Group, Inc. *	1,819	84,256
WageWorks, Inc. *	382	17,266
Willdan Group, Inc. *	2,362	66,963

		506,879

Real Estate Management & Development - 0.5%
HFF, Inc., Class A	1,572	78,128
RE/MAX Holdings, Inc., Class A	1,570	94,907
RMR Group, Inc. (The), Class A	1,492	104,365

		277,400

Road & Rail - 0.7%
ArcBest Corp.	1,360	43,588

INVESTMENTS	SHARES	VALUE
Road & Rail - 0.7% (continued)
Covenant Transportation Group, Inc., Class A *	1,000	$29,830
Heartland Express, Inc.	1,825	32,832
Knight-Swift Transportation Holdings, Inc.	2,371	109,090
Marten Transport Ltd.	1,333	30,392
Saia, Inc. *	1,426	107,164
Werner Enterprises, Inc.	1,306	47,669

		400,565

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. *	1,906	121,794
Alpha & Omega Semiconductor Ltd. *	1,934	29,880
Amkor Technology, Inc. *	8,773	88,871
Axcelis Technologies, Inc. *	3,743	92,078
AXT, Inc. *	3,076	22,301
Brooks Automation, Inc.	3,804	103,012
Cabot Microelectronics Corp.	651	69,729
CEVA, Inc. *	1,099	39,784
Cirrus Logic, Inc. *	1,354	55,013
Cohu, Inc.	1,054	24,042
Cree, Inc. *	1,557	62,763
Diodes, Inc. *	1,023	31,161
Entegris, Inc.	5,309	184,753
FormFactor, Inc. *	2,760	37,674
Ichor Holdings Ltd. *	997	24,137
Inphi Corp. *(a)	903	27,180
Integrated Device Technology, Inc. *	2,712	82,879
MACOM Technology Solutions Holdings, Inc. *(a)	763	12,666
MaxLinear, Inc. *	4,586	104,332
MKS Instruments, Inc.	2,742	317,112
Monolithic Power Systems, Inc.	2,657	307,601
Nanometrics, Inc. *	818	22,004
Pixelworks, Inc. *	3,913	15,143
Power Integrations, Inc.	424	28,980
Rambus, Inc. *	3,205	43,043
Rudolph Technologies, Inc. *	786	21,772
Semtech Corp. *	919	35,887
Silicon Laboratories, Inc. *	696	62,570
Ultra Clean Holdings, Inc. *	5,461	105,124
Xperi Corp.	1,076	22,757

		2,196,042

Software - 5.6%
8x8, Inc. *	4,163	77,640
ACI Worldwide, Inc. *	1,294	30,694
Aspen Technology, Inc. *	2,070	163,302
Blackbaud, Inc.	2,042	207,896
Bottomline Technologies de, Inc. *	1,105	42,819
CommVault Systems, Inc. *	357	20,420
Ebix, Inc. (a)	1,032	76,884
Ellie Mae, Inc. *	1,417	130,279
Everbridge, Inc. *	850	31,110
Fair Isaac Corp. *	951	161,071
Glu Mobile, Inc. *	4,572	17,236
HubSpot, Inc. *	1,930	209,019
MicroStrategy, Inc., Class A *	200	25,798
Paycom Software, Inc. *(a)	4,026	432,352
Paylocity Holding Corp. *	1,588	81,353

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 5.6% (continued)
Pegasystems, Inc.	3,235	$196,203
Progress Software Corp.	661	25,415
Proofpoint, Inc. *	1,840	209,116
PROS Holdings, Inc. *	1,046	34,528
Qualys, Inc. *	1,910	138,953
Rapid7, Inc. *	1,148	29,354
RealPage, Inc. *	3,354	172,731
RingCentral, Inc., Class A *	4,837	307,150
Upland Software, Inc. *	2,969	85,478
Varonis Systems, Inc. *	1,888	114,224
Verint Systems, Inc. *	900	38,340
VirnetX Holding Corp. *	80	316
Zendesk, Inc. *	4,147	198,517

		3,258,198

Specialty Retail - 2.2%
Aaron’s, Inc.	2,562	119,389
Abercrombie & Fitch Co., Class A	3,979	96,331
American Eagle Outfitters, Inc.	1,501	29,915
At Home Group, Inc. *	1,240	39,730
Boot Barn Holdings, Inc. *	961	17,038
Caleres, Inc.	931	31,282
Camping World Holdings, Inc., Class A	1,328	42,828
Children’s Place, Inc. (The)	1,228	166,087
Conn’s, Inc. *	3,131	106,454
Five Below, Inc. *	2,585	189,584
Guess?, Inc.	1,876	38,908
Lithia Motors, Inc., Class A	466	46,842
Lumber Liquidators Holdings, Inc. *(a)	2,190	52,385
Party City Holdco, Inc. *	1,551	24,196
Restoration Hardware Holdings, Inc. *	1,645	156,736
Sleep Number Corp. *	1,551	54,518
Tilly’s, Inc., Class A	5,051	57,076

		1,269,299

Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc., Class A *	7,792	155,450
Super Micro Computer, Inc. *	1,027	17,459

		172,909

Textiles, Apparel & Luxury Goods - 0.9%
Columbia Sportswear Co.	1,835	140,249
Crocs, Inc. *	3,060	49,725
Deckers Outdoor Corp. *	1,801	162,144
G-III Apparel Group Ltd. *	1,241	46,761
Oxford Industries, Inc.	216	16,105
Steven Madden Ltd.	947	41,573
Wolverine World Wide, Inc.	1,930	55,777

		512,334

Thrifts & Mortgage Finance - 2.8%
Beneficial Bancorp, Inc.	1,856	28,861
BofI Holding, Inc. *	3,235	131,115
Essent Group Ltd. *	5,465	232,590
Federal Agricultural Mortgage Corp., Class C	656	57,085
First Defiance Financial Corp.	725	41,557
HomeStreet, Inc. *	1,444	41,371
Kearny Financial Corp.	3,143	40,859

INVESTMENTS	SHARES	VALUE
Thrifts & Mortgage Finance - 2.8% (continued)
LendingTree, Inc. *	1,085	$356,043
Meridian Bancorp, Inc.	1,087	21,903
Meta Financial Group, Inc.	1,311	143,161
MGIC Investment Corp. *	14,523	188,799
NMI Holdings, Inc., Class A *	957	15,838
Northwest Bancshares, Inc.	6,149	101,827
Radian Group, Inc.	3,971	75,608
Walker & Dunlop, Inc.	2,009	119,375
Washington Federal, Inc.	788	27,265
Waterstone Financial, Inc.	2,000	34,600

		1,657,857

Tobacco - 0.1%
Vector Group Ltd.	1,580	32,216

Trading Companies & Distributors - 1.2%
Aircastle Ltd.	1,474	29,273
Beacon Roofing Supply, Inc. *	1,573	83,479
CAI International, Inc. *	2,868	60,974
DXP Enterprises, Inc. *	1,558	60,684
H&E Equipment Services, Inc.	1,734	66,742
Herc Holdings, Inc. *	253	16,432
MRC Global, Inc. *	3,293	54,137
Rush Enterprises, Inc., Class A *	1,877	79,754
SiteOne Landscape Supply, Inc. *	2,120	163,325
Textainer Group Holdings Ltd. *	1,660	28,137
Triton International Ltd.	2,900	88,740

		731,677

Water Utilities - 0.3%
American States Water Co.	1,106	58,684
Cadiz, Inc. *(a)	2,241	30,253
California Water Service Group	597	22,238
Connecticut Water Service, Inc.	635	38,437
Middlesex Water Co.	1,085	39,820

		189,432

Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. *	3,806	94,275
Shenandoah Telecommunications Co.	2,014	72,504

		166,779

TOTAL COMMON STOCKS (Cost $43,262,226)		56,305,444

EXCHANGE TRADED FUNDS - 2.4%
iShares Russell 2000 ETF (Cost $1,150,286)	9,183	1,394,255

SHORT-TERM INVESTMENTS - 1.4%

Investment Companies - 1.4%
Limited Purpose Cash Investment Fund, 1.53% (2)(c)
(Cost $856,083)	856,374	856,203

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 5.1%

Investment Companies - 5.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55%(2)(c)(d)	349,300	$349,300
Limited Purpose Cash Investment Fund 1.53% (2)(c)(d)	2,610,730	2,610,730

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,960,030)		2,960,030

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 105.1% (Cost $48,228,625)		61,515,932

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%		(2,970,026)

NET ASSETS - 100.0%		$58,545,906

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$8,111,952	13.9%
Consumer Staples	1,375,124	2.4
Energy	896,779	1.5
Exchange Traded Funds	1,394,255	2.4
Financials	6,828,717	11.7
Health Care	14,290,091	24.4
Industrials	7,051,745	12.0
Information Technology	12,378,043	21.1
Materials	2,198,281	3.8
Real Estate	1,635,477	2.8
Telecommunication Services	375,165	0.6
Utilities	1,164,070	2.0
Short-Term Investments	856,203	1.4
Securities Lending Collateral	2,960,030	5.1

Total Investments In Securities At Value	61,515,932	105.1
Liabilities in Excess of Other Assets	(2,970,026)	(5.1)

Net Assets	$58,545,906	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $2,907,057.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.9%

Australia - 3.1%
AGL Energy Ltd.	14,330	$240,180
Amcor Ltd.	28,362	310,574
Aristocrat Leisure Ltd.	13,776	257,205
Caltex Australia Ltd.	1,373	33,352
CIMIC Group Ltd.	1,392	47,909
Cochlear Ltd.	668	93,819
Computershare Ltd.	2,628	35,243
CSL Ltd.	7,409	892,625
Dexus, REIT	12,369	89,066
Fortescue Metals Group Ltd.	16,697	56,247
Goodman Group, REIT	9,510	61,835
Insurance Australia Group Ltd.	23,996	138,935
Medibank Pvt Ltd.	36,704	82,383
Origin Energy Ltd. *	9,671	65,266
Ramsay Health Care Ltd.	4,824	232,411
REA Group Ltd.	962	59,064
South32 Ltd.	136,113	342,076
Treasury Wine Estates Ltd.	54,769	715,570

		3,753,760

Austria - 0.7%
ANDRITZ AG	2,003	112,004
OMV AG	6,031	351,770
Raiffeisen Bank International AG *	8,448	329,046

		792,820

Belgium - 0.9%
Ageas	9,048	466,918
KBC Group NV	4,528	394,293
Umicore SA	5,042	267,101

		1,128,312

Canada - 4.5%
Alimentation Couche-Tard, Inc., Class B (1)	2,207	98,791
Bank of Nova Scotia (The) (1)	1,651	101,699
BlackBerry Ltd. (1)*	8,200	94,262
Bombardier, Inc., Class B (1)*	35,987	104,747
Brookfield Asset Management, Inc., Class A (1)	5,542	216,028
Canadian National Railway Co. (1)	1,203	87,922
Canadian Pacific Railway Ltd. (1)	473	83,413
Canadian Tire Corp. Ltd., Class A (1)	1,127	148,185
CCL Industries, Inc., Class B (1)(a)	5,712	288,360
CGI Group, Inc., Class A (1)*	1,089	62,803
Constellation Software, Inc. (1)	448	303,970
Dollarama, Inc. (1)	5,366	652,158
Finning International, Inc. (1)	2,256	54,406
Fortis, Inc. (1)	7,587	256,109
Franco-Nevada Corp. (1)	4,084	278,638
Gildan Activewear, Inc. (1)	2,257	65,186
International Petroleum Corp. *	3,493	14,596
Magna International, Inc. (1)	929	52,329
Manulife Financial Corp. (1)	8,697	161,472
Methanex Corp. (1)	1,187	71,910
National Bank of Canada (1)	4,206	197,968
Onex Corp. (1)	1,464	105,588
Open Text Corp. (1)	1,890	65,751
Restaurant Brands International, Inc. (1)	7,149	406,850

INVESTMENTS	SHARES	VALUE
Canada - 4.5% (continued)
Rogers Communications, Inc., Class B (1)	8,958	$400,080
Royal Bank of Canada (1)	2,072	160,054
Shopify, Inc., Class A (1)*	5,232	651,061
Sun Life Financial, Inc. (1)	3,004	123,368
Teck Resources Ltd., Class B (1)	1,405	36,184
West Fraser Timber Co. Ltd. (1)	911	60,535

		5,404,423

Chile - 0.0% (b)
Antofagasta plc	3,557	45,988

China - 0.5%
BOC Hong Kong Holdings Ltd.	89,500	439,067
Minth Group Ltd.	14,000	64,233
Yangzijiang Shipbuilding Holdings Ltd.	111,200	103,570

		606,870

Denmark - 3.4%
Carlsberg A/S, Class B	874	104,351
Chr Hansen Holding A/S	1,773	153,448
Danske Bank A/S	2,517	94,308
DSV A/S	4,230	333,951
Genmab A/S *	1,353	291,497
H Lundbeck A/S	3,401	191,022
ISS A/S *	1,327	49,284
Novo Nordisk A/S, Class B	31,127	1,531,008
Novozymes A/S, Class B	691	35,974
Orsted A/S(c)	10,618	690,827
Pandora A/S	995	107,655
Tryg A/S	11,965	278,775
Vestas Wind Systems A/S	2,208	157,987
William Demant Holding A/S *	2,049	76,326

		4,096,413

Finland - 1.2%
Fortum OYJ	16,803	360,980
Kone OYJ, Class B	2,741	136,798
Metso OYJ	1,670	52,689
Neste OYJ	1,101	76,635
Nokian Renkaat OYJ	1,449	65,805
Sampo OYJ, Class A	3,563	198,504
Stora Enso OYJ, Class R	7,430	136,611
UPM-Kymmene OYJ *	6,976	258,627
Wartsila OYJ Abp	5,676	125,413

		1,412,062

France - 5.1%
Accor SA	917	49,541
Airbus SE	10,257	1,187,326
AXA SA	6,712	178,425
BNP Paribas SA	10,463	775,944
Capgemini SE	1,863	232,455
Credit Agricole SA	26,078	425,202
Dassault Systemes SE	2,145	291,706
Essilor International Cie Generale d’Optique SA	726	97,938
Hermes International	304	180,196
Iliad SA	513	106,204
L’Oreal SA	548	123,771

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
France - 5.1% (continued)
LVMH Moet Hennessy Louis Vuitton SE	1,666	$513,417
Orange SA	18,570	315,650
Peugeot SA	2,366	56,972
Renault SA	555	67,348
Safran SA	2,841	301,514
Sanofi	811	65,075
Societe Generale SA	5,264	285,890
TOTAL SA	10,152	581,909
Valeo SA	5,598	370,308

		6,206,791

Germany - 11.3%
1&1 Drillisch AG	1,015	68,484
adidas AG	4,540	1,104,570
Allianz SE (Registered)	9,598	2,169,698
Axel Springer SE	845	70,687
BASF SE	2,962	300,398
Bayer AG (Registered)	4,804	541,573
Beiersdorf AG	526	59,610
Brenntag AG	669	39,827
Commerzbank AG *	29,194	379,006
Continental AG	988	272,897
Covestro AG(c)	3,603	354,777
Deutsche Boerse AG	411	56,185
Deutsche Post AG (Registered)	12,399	543,068
Deutsche Wohnen SE	7,690	358,815
E.ON SE	67,552	750,644
Fraport AG Frankfurt Airport Services Worldwide	1,128	111,325
Fresenius Medical Care AG & Co. KGaA	459	46,879
Hannover Rueck SE	3,192	435,491
HeidelbergCement AG	864	84,881
HOCHTIEF AG	255	47,667
HUGO BOSS AG	915	79,712
Infineon Technologies AG	44,920	1,208,044
KION Group AG	804	75,062
LANXESS AG	1,584	121,423
MAN SE	419	48,859
Merck KGaA	1,318	126,459
MTU Aero Engines AG	328	55,280
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	264	61,391
OSRAM Licht AG	1,230	90,512
RWE AG *	13,533	334,512
SAP SE	12,021	1,261,988
Siemens AG (Registered)	6,738	859,751
Symrise AG	675	54,351
thyssenkrupp AG	4,865	127,035
United Internet AG (Registered)	2,114	133,205
Vonovia SE	8,125	402,917
Wirecard AG	5,088	603,140
Zalando SE *(c)	3,246	177,130

		13,617,253

Hong Kong - 4.1%
AIA Group Ltd.	175,200	1,497,728
ASM Pacific Technology Ltd.	7,400	104,254
CK Asset Holdings Ltd.	34,500	291,148
CK Hutchison Holdings Ltd.	7,000	84,107

INVESTMENTS	SHARES	VALUE
Hong Kong - 4.1% (continued)
CLP Holdings Ltd.	26,000	$265,096
Galaxy Entertainment Group Ltd.	50,000	458,934
Hang Seng Bank Ltd.	2,400	55,763
Henderson Land Development Co. Ltd.	19,965	130,912
Hong Kong Exchanges & Clearing Ltd.	13,800	454,531
Kingston Financial Group Ltd. (a)	130,000	58,478
Link REIT	30,500	261,438
MTR Corp. Ltd.	19,500	105,264
New World Development Co. Ltd.	39,000	55,585
PCCW Ltd.	75,000	43,528
Power Assets Holdings Ltd.	7,000	62,534
Shangri-La Asia Ltd.	32,000	64,975
SJM Holdings Ltd.	47,000	41,176
Sun Hung Kai Properties Ltd.	13,000	206,349
Techtronic Industries Co. Ltd.	27,500	161,400
WH Group Ltd. (c)	251,500	269,479
Wharf Holdings Ltd. (The)	16,000	55,397
Wharf Real Estate Investment Co. Ltd. *	16,000	104,582
Wheelock & Co. Ltd.	9,000	66,015

		4,898,673

Italy - 2.7%
Assicurazioni Generali SpA	6,913	132,883
Atlantia SpA	3,173	98,320
Enel SpA	102,597	627,813
Eni SpA	4,991	87,918
Ferrari NV	3,660	439,975
Intesa Sanpaolo SpA	211,415	769,763
Leonardo SpA	9,430	109,059
Mediobanca Banca di Credito Finanziario SpA	16,297	191,594
Prysmian SpA	2,292	71,974
Recordati SpA	1,120	41,323
Terna Rete Elettrica Nazionale SpA	23,336	136,373
UniCredit SpA *	25,974	542,886

		3,249,881

Japan - 31.6%
Aisin Seiki Co. Ltd. (1)	1,800	97,777
Alfresa Holdings Corp. (1)	1,900	42,284
Alps Electric Co. Ltd. (1)	4,900	120,100
ANA Holdings, Inc. (1)	9,000	348,311
Asahi Glass Co. Ltd. (1)	3,300	136,615
Asahi Group Holdings Ltd. (1)	9,400	500,632
Asahi Kasei Corp. (1)	24,200	318,179
Bank of Kyoto Ltd. (The) (1)	1,000	55,824
Benesse Holdings, Inc. (1)	2,100	76,082
Bridgestone Corp. (1)	7,900	343,307
Brother Industries Ltd. (1)	9,000	209,173
Canon, Inc. (1)	15,200	550,403
Chiba Bank Ltd. (The) (1)	15,000	120,530
Chugai Pharmaceutical Co. Ltd. (1)	7,600	384,268
Coca-Cola Bottlers Japan Holdings, Inc. (1)	2,200	90,870
Daicel Corp. (1)	3,400	37,130
Daifuku Co. Ltd. (1)	5,000	299,328
Dai-ichi Life Holdings, Inc. (1)	10,500	191,685
Daiichi Sankyo Co. Ltd. (1)	3,800	125,923
Daikin Industries Ltd. (1)	3,100	341,887
Daito Trust Construction Co. Ltd. (1)	900	155,547

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 31.6% (continued)
Daiwa House Industry Co. Ltd. (1)	8,900	$342,935
Denso Corp. (1)	4,800	262,544
Disco Corp. (1)	1,200	258,822
Don Quijote Holdings Co. Ltd. (1)	700	40,195
FamilyMart UNY Holdings Co. Ltd. (1)	800	67,365
FANUC Corp. (1)	3,000	760,115
Fast Retailing Co. Ltd. (1)	300	121,912
Fuji Electric Co. Ltd. (1)	6,000	40,825
FUJIFILM Holdings Corp. (1)	2,000	79,789
Fujitsu Ltd. (1)	20,000	123,077
Fukuoka Financial Group, Inc. (1)	12,000	64,621
Hikari Tsushin, Inc. (1)	400	63,944
Hitachi Construction Machinery Co. Ltd. (1)	5,300	204,469
Hitachi Ltd. (1)	76,999	557,790
Hoshizaki Corp. (1)	1,200	105,333
Hoya Corp. (1)	6,900	344,011
Idemitsu Kosan Co. Ltd. (1)	10,100	383,953
IHI Corp. (1)	1,200	37,273
Iida Group Holdings Co. Ltd. (1)	2,400	44,840
Inpex Corp. (1)	3,100	38,340
ITOCHU Corp. (1)	20,400	396,190
Japan Airlines Co. Ltd. (1)	2,300	92,558
JFE Holdings, Inc. (1)	5,900	118,854
JXTG Holdings, Inc. (1)	40,700	246,216
Kajima Corp. (1)	21,000	194,793
Kaneka Corp. (1)	4,000	39,660
Kansai Electric Power Co., Inc. (The) (1)	17,900	229,964
Kao Corp. (1)	8,200	615,048
Keihan Holdings Co. Ltd. (1)	2,600	80,147
Keisei Electric Railway Co. Ltd. (1)	1,900	58,390
Keyence Corp. (1)	2,100	1,303,361
Kikkoman Corp. (1)	2,300	92,514
Kirin Holdings Co. Ltd. (1)	18,600	495,132
Koito Manufacturing Co. Ltd. (1)	5,000	346,788
Komatsu Ltd. (1)	16,100	536,692
Konami Holdings Corp. (1)	3,000	157,605
Kose Corp. (1)	1,800	376,730
Kuraray Co. Ltd. (1)	2,400	40,780
Kyocera Corp. (1)	3,500	197,491
Kyowa Hakko Kirin Co. Ltd. (1)	2,300	50,515
Lion Corp. (1)	4,900	98,686
M3, Inc. (1)	5,800	260,552
Mabuchi Motor Co. Ltd. (1)	900	44,321
Marubeni Corp. (1)	8,300	60,055
Marui Group Co. Ltd. (1)	3,700	75,387
McDonald’s Holdings Co. Japan Ltd. (1)	3,000	140,407
Mebuki Financial Group, Inc. (1)	10,100	38,822
MEIJI Holdings Co. Ltd. (1)	1,100	83,737
MINEBEA MITSUMI, Inc. (1)	18,800	401,425
MISUMI Group, Inc. (1)	8,400	230,594
Mitsubishi Chemical Holdings Corp. (1)	29,200	282,793
Mitsubishi Corp. (1)	10,200	274,352
Mitsubishi Electric Corp. (1)	16,200	259,051
Mitsubishi Gas Chemical Co., Inc. (1)	10,600	253,930
Mitsubishi Motors Corp. (1)	20,000	143,038
Mitsubishi Tanabe Pharma Corp. (1)	4,300	84,056
Mitsubishi UFJ Financial Group, Inc. (1)	54,700	358,309
Mitsui & Co. Ltd. (1)	2,800	47,958
Mitsui Chemicals, Inc. (1)	2,000	63,061

INVESTMENTS	SHARES	VALUE
Japan - 31.6% (continued)
Mitsui OSK Lines Ltd. (1)	1,300	$37,385
Mixi, Inc. (1)	1,600	59,095
Nabtesco Corp. (1)	1,500	57,869
Nexon Co. Ltd. (1)*	19,000	314,271
Nidec Corp. (1)	5,700	877,994
Nintendo Co. Ltd. (1)	2,800	1,233,101
Nippon Electric Glass Co. Ltd. (1)	2,500	74,245
Nippon Express Co. Ltd. (1)	1,000	66,914
Nippon Paint Holdings Co. Ltd. (1)	2,900	106,428
Nippon Telegraph & Telephone Corp. (1)	3,000	138,151
Nisshin Seifun Group, Inc. (1)	5,000	99,102
Nissin Foods Holdings Co. Ltd. (1)	900	62,422
Nitori Holdings Co. Ltd. (1)	2,700	477,172
Nitto Denko Corp. (1)	2,200	164,951
Nomura Research Institute Ltd. (1)	3,150	149,204
NSK Ltd. (1)	17,000	227,828
NTT Data Corp. (1)	12,500	132,982
Obayashi Corp. (1)	15,000	164,090
Obic Co. Ltd. (1)	2,600	216,249
Omron Corp. (1)	4,100	241,210
Oracle Corp. Japan (1)	1,300	105,681
Oriental Land Co. Ltd. (1)	5,400	551,393
Otsuka Corp. (1)	4,600	231,718
Otsuka Holdings Co. Ltd. (1)	5,500	275,452
Panasonic Corp. (1)	33,900	484,582
Park24 Co. Ltd. (1)	2,900	77,729
Persol Holdings Co. Ltd. (1)	5,300	154,161
Pola Orbis Holdings, Inc. (1)(a)	5,200	213,073
Recruit Holdings Co. Ltd. (1)	29,800	740,624
Renesas Electronics Corp. (1)*	14,900	149,833
Resona Holdings, Inc. (1)	7,700	40,669
Rinnai Corp. (1)	500	47,460
Rohm Co. Ltd. (1)	3,300	314,168
Ryohin Keikaku Co. Ltd. (1)	900	301,959
Santen Pharmaceutical Co. Ltd. (1)	2,200	35,459
Secom Co. Ltd. (1)	700	52,103
Seiko Epson Corp. (1)	2,200	39,098
Sharp Corp. (1) *(a)	8,700	260,007
Shimadzu Corp. (1)	5,000	140,595
Shimano, Inc. (1)	1,100	158,583
Shimizu Corp. (1)	12,000	107,251
Shin-Etsu Chemical Co. Ltd. (1)	6,500	672,266
Shionogi & Co. Ltd. (1)	4,300	221,900
Shiseido Co. Ltd. (1)	12,000	768,347
SMC Corp. (1)	1,200	485,729
SoftBank Group Corp. (1)	10,500	784,503
Sohgo Security Services Co. Ltd. (1)	2,000	98,868
Sony Corp. (1)	24,700	1,194,551
Sony Financial Holdings, Inc. (1)	2,900	52,764
Stanley Electric Co. Ltd. (1)	1,500	55,402
Start Today Co. Ltd. (1)	11,000	293,802
SUMCO Corp. (1)	7,200	188,788
Sumitomo Chemical Co. Ltd. (1)	17,000	99,056
Sumitomo Corp. (1)	8,900	149,804
Sumitomo Heavy Industries Ltd. (1)	4,800	182,022
Sumitomo Metal Mining Co. Ltd. (1)	3,900	164,203
Sumitomo Realty & Development Co. Ltd. (1)	1,000	36,981
Sundrug Co. Ltd. (1)	800	36,953

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 31.6% (continued)
Suruga Bank Ltd. (1)	3,000	$41,417
Suzuki Motor Corp. (1)	9,300	500,813
Sysmex Corp. (1)	2,500	226,493
T&D Holdings, Inc. (1)	14,000	222,161
Taiheiyo Cement Corp. (1)	1,200	43,588
Taisei Corp. (1)	4,100	208,073
Takeda Pharmaceutical Co. Ltd. (1)	13,500	657,587
Terumo Corp. (1)	5,600	294,197
THK Co. Ltd. (1)	4,600	190,217
Tokyo Electron Ltd. (1)	3,800	714,788
Toray Industries, Inc. (1)	5,000	47,296
Tosoh Corp. (1)	13,000	255,101
TOTO Ltd. (1)	3,500	184,531
Toyota Motor Corp. (1)	7,000	448,992
Toyota Tsusho Corp. (1)	3,100	105,028
Trend Micro, Inc. (1)	3,700	220,807
Tsuruha Holdings, Inc. (1)	700	99,798
USS Co. Ltd. (1)	4,900	99,009
West Japan Railway Co. (1)	1,000	69,837
Yakult Honsha Co. Ltd. (1)	3,700	273,662
Yamaha Corp. (1)	6,000	263,615
Yamaha Motor Co. Ltd. (1)	6,900	206,212
Yamato Holdings Co. Ltd. (1)	2,100	52,665
Yaskawa Electric Corp. (1)	10,200	462,525
Yokogawa Electric Corp. (1)	2,900	59,905

		38,174,487

Luxembourg - 0.3%
ArcelorMittal	12,141	385,626

Macau - 0.4%
MGM China Holdings Ltd.	16,000	41,614
Sands China Ltd.	45,200	245,632
Wynn Macau Ltd.	40,000	146,609

		433,855

Netherlands - 3.9%
ABN AMRO Group NV, CVA (c)	5,909	178,176
ASML Holding NV	8,129	1,611,929
EXOR NV	2,559	182,160
Heineken NV	631	67,867
ING Groep NV	34,669	585,047
Koninklijke DSM NV	1,536	152,674
Koninklijke Philips NV	17,312	662,911
NN Group NV	3,452	153,372
Randstad Holding NV	1,696	111,699
Royal Dutch Shell plc, Class B	22,851	735,309
Wolters Kluwer NV	5,281	280,869

		4,722,013

Norway - 0.5%
DNB ASA	9,293	183,046
Norsk Hydro ASA	41,750	247,649
Statoil ASA	3,972	94,009
Telenor ASA	2,576	58,581

		583,285

Singapore - 1.7%
CapitaLand Commercial Trust, REIT	39,000	54,670

INVESTMENTS	SHARES	VALUE
Singapore - 1.7% (continued)
City Developments Ltd.	7,800	$77,721
DBS Group Holdings Ltd.	39,000	823,772
Genting Singapore plc	103,500	85,845
Keppel Corp. Ltd.	9,800	58,596
Oversea-Chinese Banking Corp. Ltd.	40,200	396,010
Singapore Telecommunications Ltd.	54,500	140,757
United Overseas Bank Ltd.	16,300	342,988
UOL Group Ltd.	9,700	63,600

		2,043,959

Spain - 1.8%
Aena SME SA (c)	716	144,377
Amadeus IT Group SA	6,785	502,110
Banco Santander SA	73,377	480,280
CaixaBank SA	42,584	203,026
Ferrovial SA	8,844	184,908
Grifols SA	5,611	159,077
Iberdrola SA	33,195	244,096
Industria de Diseno Textil SA	6,205	195,077

		2,112,951

Sweden - 2.8%
Assa Abloy AB, Class B	10,741	232,816
Atlas Copco AB, Class A	16,607	721,272
Boliden AB	13,259	466,563
Electrolux AB, Series B	2,915	92,054
Hexagon AB, Class B	1,945	116,095
Industrivarden AB, Class C	1,896	44,219
Investor AB, Class B	1,841	81,784
Kinnevik AB, Class B	2,239	80,891
Lundin Petroleum AB *	2,022	51,082
Sandvik AB	35,619	652,584
Swedish Match AB	1,424	64,532
Tele2 AB, Class B	7,236	87,138
Volvo AB, Class B	34,164	625,351

		3,316,381

Switzerland - 6.0%
ABB Ltd. (Registered)	24,026	571,295
Baloise Holding AG (Registered)	623	95,309
Barry Callebaut AG (Registered)	80	156,461
Cie Financiere Richemont SA (Registered)	9,450	849,195
Coca-Cola HBC AG *	2,201	81,452
Credit Suisse Group AG (Registered) *	5,698	95,698
EMS-Chemie Holding AG (Registered)	460	291,002
Geberit AG (Registered)	528	233,493
Givaudan SA (Registered)	118	269,198
Glencore plc *	131,000	650,969
Julius Baer Group Ltd. *	1,875	115,390
Kuehne + Nagel International AG (Registered)	582	91,668
LafargeHolcim Ltd. (Registered) *	1,853	101,535
Lonza Group AG (Registered) *	2,812	663,180
Partners Group Holding AG	1,400	1,041,774
Schindler Holding AG	335	72,282
Sika AG	54	423,584
Sonova Holding AG (Registered)	662	105,247
STMicroelectronics NV	13,589	302,406
Straumann Holding AG (Registered)	882	556,492

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Switzerland - 6.0% (continued)
Swatch Group AG (The)	520	$229,448
Swisscom AG (Registered)	108	53,579
Zurich Insurance Group AG *	492	162,292

		7,212,949

United Kingdom - 9.3%
3i Group plc	5,219	62,993
Admiral Group plc	1,746	45,191
Anglo American plc	20,439	476,120
Ashtead Group plc	4,765	129,926
Associated British Foods plc	1,417	49,540
AstraZeneca plc	3,436	236,195
Auto Trader Group plc (c)	29,518	145,093
BAE Systems plc	37,113	303,647
Barratt Developments plc	7,602	56,569
British American Tobacco plc	28,247	1,632,872
Bunzl plc	6,811	200,287
CNH Industrial NV	14,972	185,010
Compass Group plc	27,316	557,764
Diageo plc	1,887	63,818
Direct Line Insurance Group plc	42,210	226,014
Experian plc	5,258	113,713
Fiat Chrysler Automobiles NV *	35,383	721,682
HSBC Holdings plc	147,837	1,388,295
International Consolidated Airlines Group SA	47,226	408,876
Intertek Group plc	3,758	245,992
Legal & General Group plc	45,149	163,586
Persimmon plc	12,600	447,202
Prudential plc	20,491	512,043
Reckitt Benckiser Group plc	5,607	473,274
RELX NV	16,294	337,757
Rio Tinto plc	2,167	109,962
Sage Group plc (The)	32,325	290,454
Smith & Nephew plc	3,009	56,289
Standard Chartered plc	21,181	212,284
Taylor Wimpey plc	76,759	198,859
Unilever NV, CVA	10,013	565,188
Vodafone Group plc	183,657	502,491
Whitbread plc	1,309	67,946

		11,186,932

United States - 0.1%
QIAGEN NV *	1,704	55,088
Valeant Pharmaceuticals International, Inc. (1)*	3,574	56,896

		111,984

Zambia - 0.0% (b)
First Quantum Minerals Ltd. (1)	2,331	32,730

TOTAL COMMON STOCKS (Cost $95,838,935)		115,530,398

SHORT-TERM INVESTMENTS - 3.4%

Investment Companies - 3.4%
Limited Purpose Cash Investment Fund, 1.53% (d)
(Cost $4,119,043)	4,120,285	4,119,461

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 0.3%

Investment Companies - 0.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55% (d)(e)	47,628	$47,628
Limited Purpose Cash Investment Fund, 1.53% (d)(e)	355,978	355,978

TOTAL SECURITIES LENDING COLLATERAL (Cost $403,606)		403,606

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.6% (Cost $100,361,584)		120,053,465

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% (f)		511,027

NET ASSETS - 100.0%		$120,564,492

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$17,023,181	14.1%
Consumer Staples	8,500,648	7.1
Energy	2,760,355	2.3
Financials	21,001,708	17.4
Health Care	9,782,026	8.1
Industrials	20,426,829	17.0
Information Technology	16,621,840	13.8
Materials	9,700,024	8.1
Real Estate	2,815,513	2.3
Telecommunication Services	2,699,147	2.2
Utilities	4,199,127	3.5
Short-Term Investments	4,119,461	3.4
Securities Lending Collateral	403,606	0.3

Total Investments In Securities At Value	120,053,465	99.6
Other Assets in Excess of Liabilities (f)	511,027	0.4

Net Assets	$120,564,492	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $612,166.
(b)	Represents less than 0.05% of net assets.
(c)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

March 31, 2018 amounted to $1,959,859, which represents approximately 1.63% of net assets of the fund.
(d)	Represents 7-day effective yield as of March 31, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $233,488 was received (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	37	6/2018	USD	$3,701,110	$(35,912)

					$(35,912)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$239,258	$239,258

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.2%

Aerospace & Defense - 4.5%
Boeing Co. (The)	58,830	$19,289,181
General Dynamics Corp.	29,520	6,520,968
Harris Corp.	7,261	1,171,054
Huntington Ingalls Industries, Inc.	1,805	465,257
Lockheed Martin Corp.	23,009	7,775,431
Northrop Grumman Corp.	32,334	11,288,446
Raytheon Co.	63,198	13,639,392
United Technologies Corp.	24,858	3,127,634

		63,277,363

Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	25,824	2,419,967
Expeditors International of Washington, Inc.	71,959	4,555,005
FedEx Corp.	4,513	1,083,616
United Parcel Service, Inc., Class B	44,385	4,645,334

		12,703,922

Airlines - 0.4%
Southwest Airlines Co.	95,059	5,444,979

Banks - 4.6%
Bank of Hawaii Corp.	14,683	1,220,157
Bank of the Ozarks, Inc.	66,265	3,198,612
BB&T Corp.	37,331	1,942,705
BOK Financial Corp.	3,011	298,059
Commerce Bancshares, Inc.	34,850	2,087,863
Cullen/Frost Bankers, Inc.	3,053	323,832
East West Bancorp, Inc.	48,904	3,058,456
JPMorgan Chase & Co.	31,438	3,457,237
M&T Bank Corp.	49,427	9,112,362
PacWest Bancorp	17,505	867,023
People’s United Financial, Inc.	22,078	411,975
PNC Financial Services Group, Inc. (The)	43,562	6,588,317
SunTrust Banks, Inc.	15,300	1,041,012
SVB Financial Group *	19,443	4,666,514
TCF Financial Corp.	103,623	2,363,641
US Bancorp	266,016	13,433,808
Wells Fargo & Co.	192,781	10,103,652

		64,175,225

Beverages - 3.6%
Brown-Forman Corp., Class B	38,421	2,090,102
Coca-Cola Co. (The)	407,238	17,686,346
Constellation Brands, Inc., Class A	18,028	4,108,942
Monster Beverage Corp. *	105,012	6,007,737
PepsiCo, Inc.	185,807	20,280,834

		50,173,961

Biotechnology - 0.6%
Amgen, Inc.	3,046	519,282
Biogen, Inc. *	5,087	1,392,922
Exelixis, Inc. *	15,076	333,933
Regeneron Pharmaceuticals, Inc. *	932	320,944
Seattle Genetics, Inc. *	6,034	315,820
United Therapeutics Corp. *	15,031	1,688,883

INVESTMENTS	SHARES	VALUE
Biotechnology - 0.6% (continued)
Vertex Pharmaceuticals, Inc. *	21,926	$3,573,499

		8,145,283

Capital Markets - 2.4%
BlackRock, Inc.	950	514,634
Cboe Global Markets, Inc.	97,617	11,138,100
CME Group, Inc.	69,816	11,292,040
FactSet Research Systems, Inc.	7,520	1,499,638
Franklin Resources, Inc.	32,502	1,127,169
Intercontinental Exchange, Inc.	21,430	1,554,103
MarketAxess Holdings, Inc.	2,529	549,906
SEI Investments Co.	24,014	1,798,889
T. Rowe Price Group, Inc.	33,432	3,609,653

		33,084,132

Chemicals - 2.0%
Air Products & Chemicals, Inc.	25,689	4,085,322
Ecolab, Inc.	47,935	6,570,450
International Flavors & Fragrances, Inc.	1,785	244,384
LyondellBasell Industries NV, Class A	8,706	920,050
NewMarket Corp.	3,487	1,400,658
PPG Industries, Inc.	33,793	3,771,299
Praxair, Inc.	7,705	1,111,832
Sherwin-Williams Co. (The)	24,950	9,783,394

		27,887,389

Commercial Services & Supplies - 2.2%
Cintas Corp.	13,680	2,333,534
Clean Harbors, Inc. *	12,491	609,686
Copart, Inc. *	25,335	1,290,312
Republic Services, Inc.	112,009	7,418,356
Rollins, Inc.	60,663	3,095,633
Waste Management, Inc.	191,562	16,114,195

		30,861,716

Communications Equipment - 1.5%
Arista Networks, Inc. *	17,410	4,444,773
Cisco Systems, Inc.	190,943	8,189,545
F5 Networks, Inc. *	54,899	7,938,945
Palo Alto Networks, Inc. *	975	176,982

		20,750,245

Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.	34,144	2,019,618
Quanta Services, Inc. *	33,663	1,156,324

		3,175,942

Consumer Finance - 0.2%
American Express Co.	19,451	1,814,389
Discover Financial Services	22,017	1,583,683

		3,398,072

Containers & Packaging - 0.0% (a)
Avery Dennison Corp.	2,810	298,562

Distributors - 0.2%
Genuine Parts Co.	12,315	1,106,379

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE

Distributors - 0.2% (continued)
Pool Corp.	10,717	$1,567,040

		2,673,419

Diversified Consumer Services - 0.5%
H&R Block, Inc.	275,746	7,006,706

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	66,311	2,363,987
Verizon Communications, Inc.	142,033	6,792,018

		9,156,005

Electric Utilities - 5.1%
Alliant Energy Corp.	9,681	395,566
American Electric Power Co., Inc.	196,764	13,496,043
Duke Energy Corp.	53,406	4,137,363
Eversource Energy	93,007	5,479,972
Exelon Corp.	40,444	1,577,720
NextEra Energy, Inc.	134,468	21,962,658
OGE Energy Corp.	78,748	2,580,572
PG&E Corp.	29,832	1,310,520
Pinnacle West Capital Corp.	80,629	6,434,194
Southern Co. (The)	89,692	4,005,645
Westar Energy, Inc.	27,583	1,450,590
Xcel Energy, Inc.	188,762	8,584,896

		71,415,739

Electrical Equipment - 0.2%
Emerson Electric Co.	8,792	600,493
Rockwell Automation, Inc.	10,199	1,776,666

		2,377,159

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	19,003	1,636,728
Cognex Corp.	60,778	3,159,848
Dolby Laboratories, Inc., Class A	26,488	1,683,577
FLIR Systems, Inc.	96,289	4,815,413
IPG Photonics Corp. *	3,924	915,783
National Instruments Corp.	34,094	1,724,134

		13,935,483

Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	52,150	9,826,624
Sysco Corp.	133,155	7,983,974
Walgreens Boots Alliance, Inc.	8,655	566,643
Walmart, Inc.	186,345	16,579,115

		34,956,356

Food Products - 2.5%
Campbell Soup Co. (b)	107,858	4,671,330
Conagra Brands, Inc.	26,569	979,865
Flowers Foods, Inc.	75,641	1,653,512
General Mills, Inc.	81,358	3,665,992
Hershey Co. (The)	68,713	6,799,838
Hormel Foods Corp. (b)	124,159	4,261,137
Ingredion, Inc.	11,286	1,454,991
Kellogg Co.	22,182	1,442,052
Kraft Heinz Co. (The)	8,070	502,680
McCormick & Co., Inc. (Non-Voting)	67,964	7,230,690
Mondelez International, Inc., Class A	20,425	852,335

INVESTMENTS	SHARES	VALUE
Food Products - 2.5% (continued)
Tyson Foods, Inc., Class A	9,671	$707,821

		34,222,243

Gas Utilities - 0.5%
Atmos Energy Corp.	38,913	3,278,031
UGI Corp.	85,584	3,801,641

		7,079,672

Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	12,102	725,152
ABIOMED, Inc. *	26,384	7,677,480
Align Technology, Inc. *	23,506	5,903,062
Baxter International, Inc.	12,700	826,008
Becton Dickinson and Co.	9,537	2,066,668
Danaher Corp.	37,871	3,707,950
DexCom, Inc. *(b)	9,600	711,936
Edwards Lifesciences Corp. *	13,258	1,849,756
IDEXX Laboratories, Inc. *	9,666	1,849,976
Intuitive Surgical, Inc. *	26,799	11,063,431
Medtronic plc	41,707	3,345,736
ResMed, Inc.	33,673	3,315,780
Stryker Corp.	46,469	7,477,791
Varian Medical Systems, Inc. *	46,830	5,743,699
West Pharmaceutical Services, Inc.	9,245	816,241

		57,080,666

Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	14,583	1,257,200
Anthem, Inc.	41,375	9,090,088
Cigna Corp.	21,759	3,649,855
Henry Schein, Inc. *	10,434	701,269
Humana, Inc.	25,946	6,975,063
UnitedHealth Group, Inc.	77,901	16,670,814

		38,344,289

Health Care Technology - 0.0% (a)
Veeva Systems, Inc., Class A *	7,106	518,880

Hotels, Restaurants & Leisure - 3.0%
Carnival Corp.	28,160	1,846,733
Darden Restaurants, Inc.	49,546	4,223,796
Domino’s Pizza, Inc.	7,900	1,845,124
Las Vegas Sands Corp.	21,101	1,517,162
McDonald’s Corp.	83,404	13,042,718
Starbucks Corp.	218,643	12,657,243
Yum Brands, Inc.	74,360	6,330,267

		41,463,043

Household Durables - 0.2%
Garmin Ltd.	43,475	2,561,982
Tupperware Brands Corp.	7,624	368,849

		2,930,831

Household Products - 2.8%
Church & Dwight Co., Inc.	112,092	5,644,953
Clorox Co. (The)	45,137	6,008,186
Colgate-Palmolive Co.	135,276	9,696,584
Kimberly-Clark Corp.	25,641	2,823,843
Procter & Gamble Co. (The)	190,289	15,086,112

		39,259,678

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Industrial Conglomerates - 1.9%
3M Co.	74,782	$16,416,145
Carlisle Cos., Inc.	1,820	190,026
Honeywell International, Inc.	69,039	9,976,826

		26,582,997

Insurance - 8.6%
Aflac, Inc.	37,396	1,636,449
Alleghany Corp.	4,487	2,756,992
Allstate Corp. (The)	174,606	16,552,649
American Financial Group, Inc.	31,469	3,531,451
Aon plc	51,497	7,226,574
Arch Capital Group Ltd. *	38,795	3,320,464
Arthur J Gallagher & Co.	2,692	185,021
Assurant, Inc.	10,450	955,235
Chubb Ltd.	92,997	12,719,200
Cincinnati Financial Corp.	3,010	223,523
CNA Financial Corp.	8,681	428,407
Erie Indemnity Co., Class A	3,081	362,449
Everest Re Group Ltd.	36,964	9,493,094
First American Financial Corp.	4,412	258,896
FNF Group	166,363	6,657,847
Markel Corp. *	3,208	3,754,162
Marsh & McLennan Cos., Inc.	94,411	7,797,405
Mercury General Corp.	9,147	419,573
ProAssurance Corp.	13,873	673,534
Progressive Corp. (The)	298,111	18,163,903
RenaissanceRe Holdings Ltd.	12,642	1,751,043
Travelers Cos., Inc. (The)	129,421	17,971,400
White Mountains Insurance Group Ltd.	249	204,807
Willis Towers Watson plc	2,742	417,305
WR Berkley Corp.	41,565	3,021,776

		120,483,159

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. *	10,950	15,848,373
Booking Holdings, Inc. *	3,147	6,546,987
Netflix, Inc. *	11,953	3,530,319
Wayfair, Inc., Class A *(b)	7,300	492,969

		26,418,648

Internet Software & Services - 2.5%
Alphabet, Inc., Class A *	16,072	16,668,914
CoStar Group, Inc. *	7,337	2,660,983
Facebook, Inc., Class A *	84,639	13,524,466
VeriSign, Inc. *(b)	16,832	1,995,602

		34,849,965

IT Services - 6.6%
Accenture plc, Class A	87,310	13,402,085
Amdocs Ltd.	43,899	2,928,941
Automatic Data Processing, Inc.	82,914	9,409,081
Black Knight, Inc. *	23,686	1,115,610
Cognizant Technology Solutions Corp., Class A	83,892	6,753,306
Fiserv, Inc. *	37,370	2,664,855
Gartner, Inc. *	10,705	1,259,122
International Business Machines Corp.	33,158	5,087,432

INVESTMENTS	SHARES	VALUE
IT Services - 6.6% (continued)
Jack Henry & Associates, Inc.	33,023	$3,994,132
Mastercard, Inc., Class A	95,872	16,792,939
Paychex, Inc.	91,996	5,666,034
PayPal Holdings, Inc. *	6,700	508,329
Square, Inc., Class A *	51,928	2,554,858
Teradata Corp. *	37,394	1,483,420
Visa, Inc., Class A(b)	160,298	19,174,847

		92,794,991

Leisure Products - 0.1%
Hasbro, Inc.	13,332	1,123,888

Life Sciences Tools & Services - 1.0%
Illumina, Inc. *	13,810	3,264,960
Mettler-Toledo International, Inc. *	11,905	6,845,732
Thermo Fisher Scientific, Inc.	7,310	1,509,223
Waters Corp. *	9,483	1,883,798

		13,503,713

Machinery - 1.3%
Cummins, Inc.	13,584	2,201,831
Fortive Corp.	32,796	2,542,346
IDEX Corp.	11,150	1,588,986
Illinois Tool Works, Inc.	60,691	9,507,852
Toro Co. (The)	26,968	1,684,152
Xylem, Inc.	13,020	1,001,498

		18,526,665

Media - 1.2%
Cable One, Inc.	1,723	1,183,891
Comcast Corp., Class A	92,010	3,143,982
Live Nation Entertainment, Inc. *	39,275	1,655,048
Walt Disney Co. (The)	112,555	11,305,024

		17,287,945

Multi-Utilities - 4.0%
Ameren Corp.	166,466	9,426,970
CenterPoint Energy, Inc.	24,123	660,970
CMS Energy Corp.	94,922	4,299,017
Consolidated Edison, Inc.	108,316	8,442,149
Dominion Energy, Inc.	41,636	2,807,515
DTE Energy Co.	46,410	4,845,204
NiSource, Inc.	62,133	1,485,600
Public Service Enterprise Group, Inc.	191,463	9,619,101
Sempra Energy	27,191	3,024,183
Vectren Corp.	29,455	1,882,764
WEC Energy Group, Inc.	151,617	9,506,386

		55,999,859

Oil, Gas & Consumable Fuels - 0.2%
Exxon Mobil Corp.	34,762	2,593,593

Personal Products - 0.9%
Estee Lauder Cos., Inc. (The), Class A	69,093	10,344,604
Nu Skin Enterprises, Inc., Class A	39,401	2,904,248

		13,248,852

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	78,756	4,981,317
Eli Lilly & Co.	122,372	9,467,922

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - 3.6% (continued)
Johnson & Johnson	151,069	$19,359,492
Merck & Co., Inc.	134,422	7,321,966
Pfizer, Inc.	244,247	8,668,326
Zoetis, Inc.	5,852	488,701

		50,287,724

Professional Services - 0.3%
Equifax, Inc.	3,815	449,445
Robert Half International, Inc.	51,894	3,004,144
Verisk Analytics, Inc. *	4,533	471,432

		3,925,021

Road & Rail - 0.4%
Landstar System, Inc.	22,745	2,493,989
Union Pacific Corp.	19,257	2,588,719

		5,082,708

Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	14,700	1,339,611
Intel Corp.	134,159	6,987,001
Maxim Integrated Products, Inc.	95,197	5,732,763
NVIDIA Corp.	37,663	8,722,374
Skyworks Solutions, Inc.	36,593	3,668,814
Teradyne, Inc.	15,385	703,249
Texas Instruments, Inc.	136,792	14,211,321
Xilinx, Inc.	43,525	3,144,246

		44,509,379

Software - 3.7%
Adobe Systems, Inc. *	43,974	9,501,902
ANSYS, Inc. *	12,963	2,031,172
Cadence Design Systems, Inc. *	29,426	1,081,994
Electronic Arts, Inc. *	27,557	3,341,011
Intuit, Inc.	64,463	11,174,661
Manhattan Associates, Inc. *	15,685	656,888
Microsoft Corp.	213,592	19,494,542
Oracle Corp.	68,257	3,122,758
Red Hat, Inc. *	6,525	975,553
Synopsys, Inc. *	2,890	240,563

		51,621,044

Specialty Retail - 1.7%
AutoZone, Inc. *	510	330,832
Home Depot, Inc. (The)	61,717	11,000,438
Lowe’s Cos., Inc.	56,008	4,914,702
O’Reilly Automotive, Inc. *	918	227,095
Ross Stores, Inc.	4,859	378,905
TJX Cos., Inc. (The)	61,341	5,002,972
Ulta Beauty, Inc. *	6,137	1,253,605
Williams-Sonoma, Inc. (b)	22,140	1,168,106

		24,276,655

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	32,878	5,516,271

Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc. *	54,779	4,881,904
NIKE, Inc., Class B	52,511	3,488,831

		8,370,735

INVESTMENTS	SHARES	VALUE
Thrifts & Mortgage Finance - 0.0% (a)
TFS Financial Corp.	12,974	$190,588

Tobacco - 1.8%
Altria Group, Inc.	216,613	13,499,322
Philip Morris International, Inc.	116,924	11,622,246

		25,121,568

Trading Companies & Distributors - 0.4%
Fastenal Co.	38,809	2,118,583
MSC Industrial Direct Co., Inc., Class A	2,315	212,309
WW Grainger, Inc.	10,238	2,889,880

		5,220,772

Water Utilities - 0.8%
American Water Works Co., Inc.	110,116	9,043,827
Aqua America, Inc.	70,325	2,395,270

		11,439,097

TOTAL COMMON STOCKS (Cost $1,051,705,478)		1,344,772,797

SHORT-TERM INVESTMENTS - 3.2%

Investment Companies - 3.2%
Limited Purpose Cash Investment Fund, 1.53% (2)(c)
(Cost $45,729,861)	45,743,556	45,734,408

SECURITIES LENDING COLLATERAL - 0.7%

Investment Companies - 0.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55% (2)(c)(d)	1,075,983	1,075,983
Limited Purpose Cash Investment Fund 1.53% (2)(c)(d)	8,042,087	8,042,087

TOTAL SECURITIES LENDING COLLATERAL (Cost $9,118,070)		9,118,070

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.1% (Cost $1,106,553,409)		1,399,625,275

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)% (e)		(2,085,461)

NET ASSETS - 100.0%		$1,397,539,814

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$131,551,870	9.4%
Consumer Staples	196,982,657	14.1
Energy	2,593,593	0.2
Financials	221,331,177	15.8
Health Care	167,880,556	12.0
Industrials	177,179,244	12.7
Information Technology	263,977,377	18.9
Materials	28,185,951	2.0
Telecommunication Services	9,156,005	0.7
Utilities	145,934,367	10.4
Short-Term Investments	45,734,408	3.2
Securities Lending Collateral	9,118,070	0.7

Total Investments In Securities At Value	1,399,625,275	100.1
Liabilities in Excess of Other Assets (e)	(2,085,461)	(0.1)

Net Assets	$1,397,539,814	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $26,233,127.
(c)	Represents 7-day effective yield as of March 31, 2018.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $17,270,322 was received (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	250	6/2018	USD	$33,037,500	$(1,077,521)

					$(1,077,521)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$3,114,853	$3,114,853

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 98.3%

Australia - 8.1%
AGL Energy Ltd.	90,641	$1,519,201
Aristocrat Leisure Ltd.	3,419	63,835
Aurizon Holdings Ltd.	103,394	339,204
AusNet Services	94,515	122,252
Australia & New Zealand Banking Group Ltd.	34,236	712,566
BHP Billiton plc	2,080	41,107
BlueScope Steel Ltd.	23,605	277,717
Caltex Australia Ltd.	81,477	1,979,167
CIMIC Group Ltd.	3,710	127,689
Coca-Cola Amatil Ltd.	63,441	424,822
Cochlear Ltd.	6,834	959,818
Commonwealth Bank of Australia	8,215	459,398
CSL Ltd.	3,379	407,097
Flight Centre Travel Group Ltd.	30,107	1,325,362
Insurance Australia Group Ltd.	13,408	77,631
Newcrest Mining Ltd.	39,353	593,545
REA Group Ltd.	2,498	153,369
South32 Ltd.	420,047	1,055,652
Telstra Corp. Ltd.	262,269	634,869
TPG Telecom Ltd.	45,217	192,116
Wesfarmers Ltd.	48,991	1,569,909
Westpac Banking Corp.	18,552	410,916
Woodside Petroleum Ltd.	7,291	165,340
Woolworths Group Ltd.	104,525	2,121,549

		15,734,131

Austria - 0.1%
OMV AG	4,356	254,073

Belgium - 1.3%
Ageas	4,538	234,181
Anheuser-Busch InBev SA/NV	834	91,696
Colruyt SA	23,928	1,324,406
Groupe Bruxelles Lambert SA	618	70,683
KBC Group NV	525	45,716
Proximus SADP	21,391	665,092
UCB SA	1,007	82,008

		2,513,782

Canada - 11.7%
Agnico Eagle Mines Ltd. (1)	25,698	1,081,097
Alimentation Couche-Tard, Inc., Class B (1)	1,149	51,432
Bank of Montreal (1)	11,490	867,937
Bank of Nova Scotia (The) (1)	17,097	1,053,144
Barrick Gold Corp. (1)	36,900	459,693
BCE, Inc. (1)	55,136	2,372,601
Canadian Imperial Bank of Commerce (1)	10,966	967,946
Canadian National Railway Co. (1)	13,103	957,642
Canadian Utilities Ltd., Class A (1)	7,678	204,949
CI Financial Corp. (1)	46,030	986,089
Constellation Software, Inc. (1)	221	149,949
Emera, Inc. (1)	2,988	94,532
Empire Co. Ltd., Class A (1)	26,898	539,902
Fortis, Inc. (1)	9,230	311,571
Franco-Nevada Corp. (1)	9,986	681,313
George Weston Ltd. (1)	2,270	182,749

INVESTMENTS	SHARES	VALUE
Canada - 11.7% (continued)
Goldcorp, Inc. (1)	42,070	$580,918
Hydro One Ltd. (1)(a)	57,543	934,373
Imperial Oil Ltd. (1)	19,218	508,960
Intact Financial Corp. (1)	13,650	1,025,697
Kinross Gold Corp.(1)*	147,606	583,160
Loblaw Cos. Ltd. (1)	11,624	587,268
Manulife Financial Corp. (1)	5,664	105,160
Metro, Inc. (1)	3,452	110,123
Power Financial Corp. (1)	33,207	831,496
Rogers Communications, Inc., Class B (1)	13,888	620,263
Royal Bank of Canada (1)	17,262	1,333,422
Saputo, Inc. (1)	24,465	785,212
Shaw Communications, Inc., Class B (1)	10,850	209,025
Sun Life Financial, Inc. (1)	8,249	338,770
Suncor Energy, Inc. (1)	11,314	390,701
Thomson Reuters Corp. (1)	3,381	130,663
Toronto-Dominion Bank (The) (1)	24,133	1,369,476
Wheaton Precious Metals Corp. (1)	57,729	1,176,222

		22,583,455

China - 0.2%
BOC Hong Kong Holdings Ltd.	70,500	345,857

Denmark - 2.7%
Coloplast A/S, Class B	13,934	1,181,839
Danske Bank A/S	3,404	127,542
DSV A/S	12,130	957,643
H Lundbeck A/S	3,267	183,496
Novo Nordisk A/S, Class B	42,003	2,065,954
Orsted A/S (a)	11,227	730,450

		5,246,924

Finland - 1.8%
Fortum OYJ	3,366	72,312
Kone OYJ, Class B	20,352	1,015,725
Neste OYJ	19,491	1,356,672
Nokian Renkaat OYJ	1,153	52,363
Orion OYJ, Class B	18,450	564,801
Sampo OYJ, Class A	8,074	449,824

		3,511,697

France - 6.9%
Aeroports de Paris	2,096	456,639
Airbus SE	1,757	203,386
BNP Paribas SA	4,427	328,309
Bouygues SA	13,306	667,139
Cie Generale des Etablissements Michelin SCA	2,529	374,400
Danone SA	8,252	669,091
Dassault Systemes SE	8,273	1,125,074
Electricite de France SA	1,824	26,409
Engie SA	69,716	1,164,152
Essilor International Cie Generale d’Optique SA	289	38,986
Hermes International	2,019	1,196,766
Iliad SA (b)	1,040	215,305
Imerys SA	2,766	268,810
Lagardere SCA	3,911	111,714

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
France - 6.9% (continued)
L’Oreal SA	7,915	$1,787,672
LVMH Moet Hennessy Louis Vuitton SE	493	151,929
Pernod Ricard SA	898	149,524
Sanofi	3,828	307,159
Societe BIC SA	10,589	1,052,606
Societe Generale SA	7,780	422,535
Sodexo SA	4,294	432,183
Suez	2,973	43,079
Thales SA	5,982	728,748
TOTAL SA	18,359	1,052,332
Vinci SA	3,641	358,621

		13,332,568

Germany - 4.5%
Allianz SE (Registered)	1,544	349,032
Bayer AG (Registered)	2,729	307,650
Beiersdorf AG	7,238	820,265
Covestro AG (a)	1,095	107,822
Deutsche Post AG (Registered)	5,438	238,181
FUCHS PETROLUB SE (Preference)	1,561	84,738
Hannover Rueck SE	1,732	236,300
Henkel AG & Co. KGaA (Preference)	3,714	488,217
HUGO BOSS AG	6,368	554,761
Innogy SE (a)	19,108	905,706
MAN SE	15,363	1,791,470
Merck KGaA	458	43,944
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,286	299,048
ProSiebenSat.1 Media SE	10,928	378,508
RWE AG *	10,925	270,047
SAP SE	15,462	1,623,230
Schaeffler AG (Preference)	5,743	88,695
Siemens AG (Registered)	566	72,220
TUI AG	6,141	131,685

		8,791,519

Hong Kong - 4.6%
CK Hutchison Holdings Ltd.	64,500	774,985
CLP Holdings Ltd.	138,000	1,407,048
Galaxy Entertainment Group Ltd.	107,000	982,120
Hang Seng Bank Ltd.	16,800	390,341
HK Electric Investments & HK Electric Investments Ltd. (a)(b)	679,000	658,418
HKT Trust & HKT Ltd.	180,000	226,941
Hong Kong & China Gas Co. Ltd.	640,014	1,318,916
MTR Corp. Ltd.	212,500	1,147,108
Power Assets Holdings Ltd.	98,500	879,938
SJM Holdings Ltd.	844,999	740,299
WH Group Ltd. (a)	183,500	196,618
Yue Yuen Industrial Holdings Ltd.	40,000	160,259

		8,882,991

Italy - 0.3%
Enel SpA	89,661	548,655

Japan - 28.9%
ABC-Mart, Inc. (1)	8,800	579,747
Ajinomoto Co., Inc. (1)	1,100	19,900

INVESTMENTS	SHARES	VALUE

Japan - 28.9% (continued)
Amada Holdings Co. Ltd. (1)	2,000	$24,285
ANA Holdings, Inc. (1)	4,900	189,636
Asahi Glass Co. Ltd. (1)	800	33,119
Asahi Group Holdings Ltd. (1)	7,500	399,441
Astellas Pharma, Inc. (1)	121,400	1,841,450
Bandai Namco Holdings, Inc. (1)	21,600	709,478
Benesse Holdings, Inc. (1)	8,800	318,820
Bridgestone Corp. (1)	19,100	830,021
Brother Industries Ltd. (1)	10,100	234,738
Calbee, Inc. (1)	28,600	946,121
Canon, Inc. (1)	25,200	912,510
Central Japan Railway Co. (1)	2,300	435,121
Chubu Electric Power Co., Inc. (1)	1,600	22,600
Chugai Pharmaceutical Co. Ltd. (1)	8,400	424,717
Coca-Cola Bottlers Japan Holdings, Inc. (1)	11,900	491,523
Daiichi Sankyo Co. Ltd. (1)	10,200	338,003
East Japan Railway Co. (1)	4,300	398,540
Eisai Co. Ltd. (1)	600	38,237
FANUC Corp. (1)	1,200	304,046
Fast Retailing Co. Ltd. (1)	1,800	731,469
FUJIFILM Holdings Corp. (1)	1,700	67,821
Fujitsu Ltd. (1)	15,000	92,308
Hakuhodo DY Holdings, Inc. (1)	49,500	680,593
Hirose Electric Co. Ltd. (1)	735	100,989
Hisamitsu Pharmaceutical Co., Inc. (1)	13,500	1,045,440
Hitachi Chemical Co. Ltd. (1)	11,400	259,809
Hitachi Ltd. (1)	55,000	398,421
Hitachi Metals Ltd. (1)	14,800	174,977
Hoshizaki Corp. (1)	4,300	377,445
Hoya Corp. (1)	6,000	299,140
ITOCHU Corp. (1)	14,300	277,721
Japan Airlines Co. Ltd. (1)	29,600	1,191,177
Japan Airport Terminal Co. Ltd. (1)	8,200	313,265
Japan Post Bank Co. Ltd. (1)	2,600	34,893
Japan Tobacco, Inc. (1)	18,000	518,660
Kajima Corp. (1)	15,000	139,138
Kamigumi Co. Ltd. (1)	29,000	647,564
Kao Corp. (1)	5,500	412,532
KDDI Corp. (1)	81,800	2,088,338
Kikkoman Corp. (1)	5,000	201,118
Kirin Holdings Co. Ltd. (1)	14,400	383,328
Komatsu Ltd. (1)	7,000	233,344
Konica Minolta, Inc. (1)	18,100	155,136
Kose Corp. (1)	5,300	1,109,262
Kuraray Co. Ltd. (1)	1,300	22,089
Kurita Water Industries Ltd. (1)	8,500	269,607
Kyushu Railway Co. (1)	23,000	715,474
Lawson, Inc. (1)	4,900	333,866
M3, Inc. (1)	2,500	112,307
Makita Corp. (1)	8,800	430,055
Mazda Motor Corp. (1)	26,400	348,965
McDonald’s Holdings Co. Japan Ltd. (1)	6,100	285,494
MEIJI Holdings Co. Ltd. (1)	4,300	327,334
MISUMI Group, Inc. (1)	1,700	46,668
Mitsubishi Electric Corp. (1)	16,300	260,650
Mitsubishi Motors Corp. (1)	15,800	113,000
Mitsubishi Tanabe Pharma Corp. (1)	39,700	776,054
Mitsubishi UFJ Financial Group, Inc. (1)	19,600	128,389

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE

Japan - 28.9% (continued)
Mitsui & Co. Ltd. (1)	7,900	$135,311
Mixi, Inc. (1)	3,300	121,883
Mizuho Financial Group, Inc. (1)	183,700	330,437
Murata Manufacturing Co. Ltd. (1)	1,400	191,702
Nabtesco Corp. (1)	3,200	123,453
Nexon Co. Ltd. (1)*	70,800	1,171,073
NH Foods Ltd. (1)	1,000	40,976
Nidec Corp. (1)	600	92,420
Nikon Corp. (1)	7,500	133,640
Nippon Express Co. Ltd. (1)	3,400	227,508
Nippon Telegraph & Telephone Corp. (1)	32,100	1,478,220
Nissan Motor Co. Ltd. (1)	10,900	113,092
Nisshin Seifun Group, Inc. (1)	8,400	166,492
Nissin Foods Holdings Co. Ltd. (1)	9,700	672,769
Nitori Holdings Co. Ltd. (1)	1,900	335,788
Nitto Denko Corp. (1)	8,300	622,315
Nomura Research Institute Ltd. (1)	1,287	60,960
Obayashi Corp. (1)	18,600	203,472
Omron Corp. (1)	26,900	1,582,576
Oracle Corp. Japan (1)	8,900	723,509
Oriental Land Co. Ltd. (1)	9,100	929,200
Osaka Gas Co. Ltd. (1)	81,200	1,602,175
Otsuka Corp. (1)	23,400	1,178,742
Otsuka Holdings Co. Ltd. (1)	7,800	390,641
Persol Holdings Co. Ltd. (1)	17,000	494,479
Pola Orbis Holdings, Inc. (1)(b)	18,500	758,047
Recruit Holdings Co. Ltd. (1)	74,000	1,839,134
Rinnai Corp. (1)	600	56,952
Ryohin Keikaku Co. Ltd. (1)	100	33,551
Secom Co. Ltd. (1)	1,200	89,319
Seven & i Holdings Co. Ltd. (1)	20,900	896,458
Seven Bank Ltd. (1)	27,700	88,251
Shimamura Co. Ltd. (1)	5,200	650,458
Shimizu Corp. (1)	17,000	151,938
Shionogi & Co. Ltd. (1)	18,600	959,848
SMC Corp. (1)	100	40,477
Start Today Co. Ltd. (1)	17,300	462,070
Subaru Corp. (1)	36,100	1,183,034
Sumitomo Corp. (1)	7,900	132,972
Sumitomo Dainippon Pharma Co. Ltd. (1)	21,200	355,840
Sumitomo Mitsui Financial Group, Inc. (1)	3,300	138,259
Sundrug Co. Ltd. (1)	19,300	891,495
Suntory Beverage & Food Ltd. (1)	9,300	451,868
Suzuki Motor Corp. (1)	8,400	452,347
Sysmex Corp. (1)	8,900	806,315
Taisei Corp. (1)	5,600	284,197
Takeda Pharmaceutical Co. Ltd. (1)	3,300	160,743
Toho Gas Co. Ltd. (1)	29,900	918,876
Tohoku Electric Power Co., Inc. (1)	2,200	29,380
Tokyo Electron Ltd. (1)	1,000	188,102
Tokyo Gas Co. Ltd. (1)	62,100	1,646,682
TOTO Ltd. (1)	2,200	115,991
Toyo Suisan Kaisha Ltd. (1)	25,300	980,804
Trend Micro, Inc. (1)	14,100	841,455
Tsuruha Holdings, Inc. (1)	3,500	498,990
USS Co. Ltd. (1)	4,100	82,844
West Japan Railway Co. (1)	4,900	342,201
Yakult Honsha Co. Ltd. (1)	3,900	288,454

INVESTMENTS	SHARES	VALUE

Japan - 28.9% (continued)
Yamada Denki Co. Ltd. (1)	7,900	$47,368
Yamato Holdings Co. Ltd. (1)	1,200	30,094
Yamazaki Baking Co. Ltd. (1)	19,100	396,342
Yokogawa Electric Corp. (1)	4,600	95,022

		56,104,904

Netherlands - 0.9%
Heineken NV	2,163	232,639
Koninklijke Ahold Delhaize NV	14,855	352,003
Koninklijke Philips NV	5,681	217,537
Randstad Holding NV	6,157	405,500
Royal Dutch Shell plc, Class A	19,109	604,581

		1,812,260

Norway - 1.9%
Gjensidige Forsikring ASA	16,603	305,366
Marine Harvest ASA	34,948	706,420
Norsk Hydro ASA	24,142	143,203
Orkla ASA	76,822	827,910
Telenor ASA	69,894	1,589,469
Yara International ASA	1,334	57,002

		3,629,370

Portugal - 0.2%
EDP - Energias de Portugal SA	82,752	314,425
Jeronimo Martins SGPS SA	2,999	54,548

		368,973

Singapore - 4.0%
ComfortDelGro Corp. Ltd.	178,200	279,739
DBS Group Holdings Ltd.	68,100	1,438,432
Genting Singapore plc	58,600	48,604
Oversea-Chinese Banking Corp. Ltd.	134,400	1,323,975
SATS Ltd.	73,500	288,832
Singapore Airlines Ltd.	88,900	738,728
Singapore Telecommunications Ltd.	575,900	1,487,377
StarHub Ltd. (b)	350,000	616,095
United Overseas Bank Ltd.	58,200	1,224,657
Wilmar International Ltd.	97,400	237,466

		7,683,905

South Africa - 0.4%
Mondi plc	26,110	701,787

Spain - 1.1%
Endesa SA	13,559	298,707
Iberdrola SA	190,370	1,399,865
Industria de Diseno Textil SA	4,730	148,705
Mapfre SA	65,467	217,808
Red Electrica Corp. SA	5,122	105,730
Repsol SA	2,886	51,301

		2,222,116

Sweden - 4.6%
Assa Abloy AB, Class B	3,685	79,874
Atlas Copco AB, Class A	19,161	832,197
Boliden AB	1,762	62,002
Essity AB, Class B *	17,630	488,583
Getinge AB, Class B *	4,954	56,414
Hennes & Mauritz AB, Class B	21,176	316,351

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Sweden - 4.6% (continued)
ICA Gruppen AB	19,296	$684,110
Investor AB, Class B	23,812	1,057,814
L E Lundbergforetagen AB, Class B	3,430	246,576
Nordea Bank AB	27,239	291,456
Sandvik AB	19,119	350,283
Skanska AB, Class B	13,587	278,572
SKF AB, Class B	5,941	121,714
Svenska Handelsbanken AB, Class A	2,802	35,072
Swedbank AB, Class A	854	19,190
Swedish Match AB	36,094	1,635,699
Tele2 AB, Class B	68,457	824,382
Telia Co. AB	216,340	1,019,337
Volvo AB, Class B	28,527	522,169

		8,921,795

Switzerland - 4.7%
ABB Ltd. (Registered)	18,150	431,574
Adecco Group AG (Registered)	1,995	142,104
Chocoladefabriken Lindt & Spruengli AG	9	55,838
Coca-Cola HBC AG *	25,235	933,863
Ferguson plc	3,514	264,287
Geberit AG (Registered)	423	187,060
Kuehne + Nagel International AG (Registered)	6,770	1,066,310
Nestle SA (Registered)	21,363	1,688,565
Novartis AG (Registered)	11,270	911,527
Partners Group Holding AG	212	157,754
Roche Holding AG	5,836	1,338,762
Schindler Holding AG	1,889	407,585
SGS SA (Registered)	52	127,916
Sika AG	37	290,234
Sonova Holding AG (Registered)	1,598	254,055
Swatch Group AG (The)	142	62,657
Swiss Re AG	2,604	265,782
Swisscom AG (Registered) (b)	694	344,296
Zurich Insurance Group AG *	638	210,452

		9,140,621

United Kingdom - 9.4%
Admiral Group plc	20,048	518,890
Associated British Foods plc	31,583	1,104,190
AstraZeneca plc	10,504	722,058
BAE Systems plc	47,484	388,499
BP plc	57,637	388,768
British American Tobacco plc	8,440	487,890
BT Group plc	307,739	982,245
Bunzl plc	3,697	108,715
Burberry Group plc	30,993	738,764
Centrica plc	144,546	289,421
Compass Group plc	12,485	254,931
Diageo plc	26,783	905,793
Direct Line Insurance Group plc	120,945	647,601
easyJet plc	6,543	147,492
GlaxoSmithKline plc	24,653	478,787
HSBC Holdings plc	89,959	844,779
Imperial Brands plc	11,065	376,758
International Consolidated Airlines Group SA	4,841	41,913
Kingfisher plc	113,011	463,605

INVESTMENTS	SHARES	VALUE
United Kingdom - 9.4% (continued)
Marks & Spencer Group plc	31,921	$121,250
National Grid plc	133,023	1,497,371
Next plc	481	32,154
Pearson plc	76,689	808,525
Reckitt Benckiser Group plc	11,569	976,514
Royal Mail plc	167,833	1,273,816
Sage Group plc (The)	17,119	153,822
Smith & Nephew plc	51,219	958,154
SSE plc	41,219	739,442
Travis Perkins plc	2,417	41,906
Unilever NV, CVA	5,592	315,643
United Utilities Group plc	2,762	27,738
Vodafone Group plc	228,022	623,875
Whitbread plc	1,298	67,375
WPP plc	40,152	638,081

		18,166,765

United States - 0.0% (c)
Shire plc	1,638	81,523

TOTAL COMMON STOCKS (Cost $165,712,322)		190,579,671

SHORT-TERM INVESTMENTS - 0.9%

Investment Companies - 0.9%
Limited Purpose Cash Investment Fund, 1.53% (d)
(Cost $1,695,672)	1,696,165	1,695,826

SECURITIES LENDING COLLATERAL - 1.4%

Investment Companies - 1.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55% (d)(e)	308,873	308,873
Limited Purpose Cash Investment Fund 1.53% (d)(e)	2308,569	2,308,569

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,617,442)		2,617,442

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.6% (Cost $170,025,436)		194,892,939

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)% (f)		(1,099,524)

NET ASSETS - 100.0%		$193,793,415

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$19,886,206	10.3%
Consumer Staples	35,150,663	18.1
Energy	6,751,892	3.5
Financials	23,495,516	12.1
Health Care	18,710,306	9.6
Industrials	30,005,612	15.5
Information Technology	11,169,020	5.8
Materials	9,325,213	4.8
Telecommunication Services	15,980,822	8.2
Utilities	20,104,421	10.4
Short-Term Investments	1,695,826	0.9
Securities Lending Collateral	2,617,442	1.4

Total Investments In Securities At Value	194,892,939	100.6
Liabilities in Excess of Other Assets (f)	(1,099,524)	(0.6)

Net Assets	$193,793,415	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $3,533,387, which represents approximately 1.82% of net assets of the fund.
(b)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $1,557,802.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of March 31, 2018.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

SGPS - Sociedade Gestora de Participacões Sociais

Futures contracts outstanding as of March 31, 2018 :

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	11	6/2018	USD	1,100,330	$(17,644)

					$(17,644)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$79,052	$79,052

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 94.3%

Brazil - 4.7%
Ambev SA, ADR	91,801	$667,394
BB Seguridade Participacoes SA	9,700	86,086
Braskem SA (Preference), Class A	3,300	47,979
Engie Brasil Energia SA	29,900	354,295
Equatorial Energia SA *	3,800	82,642
Hypera SA	10,300	112,470
Localiza Rent a Car SA *	52,890	456,897
Lojas Renner SA *	12,600	130,334
Natura Cosmeticos SA	2,700	26,219
Odontoprev SA	138,000	624,907
Qualicorp SA	6,100	41,351
Raia Drogasil SA *	5,100	115,441
Sul America SA *	16,000	106,378
Telefonica Brasil SA, ADR	5,261	80,809
TIM Participacoes SA, ADR *	19,998	433,357
Ultrapar Participacoes SA	6,000	129,979
WEG SA	34,580	235,879

		3,732,417

Chile - 4.5%
Aguas Andinas SA, Class A	1,016,087	660,953
Banco de Chile	5,728,636	962,552
Banco de Credito e Inversiones SA	434	32,195
Banco Santander Chile, ADR	5,696	190,873
Cia Cervecerias Unidas SA, ADR	9,716	285,748
Empresas COPEC SA	1,401	21,993
Enel Americas SA, ADR	24,890	289,222
Enel Chile SA, ADR	30,507	195,245
Enel Generacion Chile SA, ADR	1,131	26,906
SACI Falabella	73,453	708,294
Sociedad Quimica y Minera de Chile SA, ADR (a)	4,961	243,833

		3,617,814

China - 11.7%
3SBio, Inc. (2)*(b)	15,000	34,166
Agricultural Bank of China Ltd., Class H (2)	801,000	459,969
ANTA Sports Products Ltd. (2)	111,000	566,634
Bank of China Ltd., Class H (2)	513,000	280,231
Beijing Capital International Airport Co. Ltd., Class H (2)	98,000	132,357
China Communications Services Corp. Ltd., Class H (2)	1,004,000	604,116
China Construction Bank Corp., Class H (2)	672,000	701,907
China Everbright Bank Co. Ltd., Class H (2)	97,000	46,995
China Huishan Dairy Holdings Co. Ltd. (3)*(c)	700,000	1
China Merchants Bank Co. Ltd., Class H (2)	39,500	163,959
China Mobile Ltd. (2)	88,500	811,137
China Petroleum & Chemical Corp., Class H (2)	364,000	322,898
China Resources Beer Holdings Co. Ltd. (2)	8,000	34,874
China Resources Gas Group Ltd. (2)	96,000	335,712
China Shenhua Energy Co. Ltd., Class H (2)	8,500	21,333
China Telecom Corp. Ltd., Class H (2)	904,000	400,953
China Unicom Hong Kong Ltd. (2)*	38,000	48,613
CSPC Pharmaceutical Group Ltd. (2)	384,000	1,035,078
ENN Energy Holdings Ltd. (2)	40,000	359,556

INVESTMENTS	SHARES	VALUE
China - 11.7% (continued)
Geely Automobile Holdings Ltd. (2)	117,000	$342,838
Great Wall Motor Co. Ltd., Class H (2)	55,500	56,249
Guangdong Investment Ltd. (2)	472,000	747,774
Haitian International Holdings Ltd. (2)	69,000	209,798
Industrial & Commercial Bank of China Ltd., Class H (2)	735,000	640,542
Jiangsu Expressway Co. Ltd., Class H (2)	170,000	241,361
Shenzhou International Group Holdings Ltd. (2)	11,000	116,543
Sinopec Engineering Group Co. Ltd., Class H (2)	67,500	67,321
Sunny Optical Technology Group Co. Ltd. (2)	2,000	37,529
Tencent Holdings Ltd. (2)	1,600	85,887
Tingyi Cayman Islands Holding Corp. (2)	12,000	24,946
Tsingtao Brewery Co. Ltd., Class H (2)	36,000	189,063
Want Want China Holdings Ltd. (2)	278,000	223,655

		9,343,995

Hong Kong - 2.3%
China Gas Holdings Ltd. (2)	113,000	414,278
Haier Electronics Group Co. Ltd. (2)*	95,000	340,591
Sino Biopharmaceutical Ltd. (2)	547,000	1,087,103

		1,841,972

India - 7.6%
Axis Bank Ltd., GDR (2)(d)	6,212	246,785
Dr Reddy’s Laboratories Ltd., ADR	15,270	499,176
ICICI Bank Ltd., ADR	70,293	622,093
Infosys Ltd., ADR (a)	68,218	1,217,690
Larsen & Toubro Ltd., GDR (2)(d)	20,191	406,812
Reliance Industries Ltd., GDR (2)(b)	38,670	1,051,677
State Bank of India, GDR (2)(d)	11,325	437,353
Tata Motors Ltd., ADR *	13,515	347,336
Vedanta Ltd., ADR	13,912	244,434
Wipro Ltd., ADR (a)	196,954	1,016,283

		6,089,639

Indonesia - 3.5%
Bank Central Asia Tbk. PT (2)	400,600	680,534
Bank Mandiri Persero Tbk. PT (2)	234,000	131,216
Bank Rakyat Indonesia Persero Tbk. PT (2)*	1,014,000	266,114
Hanjaya Mandala Sampoerna Tbk. PT (2)	1,327,700	385,476
Indofood CBP Sukses Makmur Tbk. PT (2)	72,200	43,477
Jasa Marga Persero Tbk. PT (2) *	48,300	16,142
Kalbe Farma Tbk. PT (2)	3,464,900	378,690
Semen Indonesia Persero Tbk. PT (2)	43,000	32,430
Telekomunikasi Indonesia Persero Tbk. PT (2)	1,102,600	289,934
Unilever Indonesia Tbk. PT (2)	153,200	552,624

		2,776,637

Malaysia - 7.1%
British American Tobacco Malaysia Bhd.	900	6,147
DiGi.Com Bhd.	435,400	522,300
Hong Leong Bank Bhd.	55,600	270,238
IHH Healthcare Bhd.	152,600	238,684
Kuala Lumpur Kepong Bhd.	26,100	172,605
Malayan Banking Bhd.	311,500	853,646
Malaysia Airports Holdings Bhd.	52,000	118,976

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Malaysia - 7.1% (continued)
Maxis Bhd.	115,900	$171,992
MISC Bhd.	7,900	14,399
Petronas Chemicals Group Bhd.	68,200	145,639
Petronas Gas Bhd.	111,200	512,877
Public Bank Bhd.	197,100	1,222,959
Telekom Malaysia Bhd.	323,700	436,844
Tenaga Nasional Bhd.	106,100	445,466
Westports Holdings Bhd.	611,200	567,272

		5,700,044

Mexico - 5.6%
America Movil SAB de CV, Class L, ADR	8,152	155,622
Arca Continental SAB de CV	71,200	492,330
Coca-Cola Femsa SAB de CV, ADR	2,295	152,457
Fomento Economico Mexicano SAB de CV, ADR	2,772	253,444
Gentera SAB de CV	45,600	33,259
Gruma SAB de CV, Class B	28,310	324,786
Grupo Aeroportuario del Pacifico SAB de CV, ADR	6,914	688,911
Grupo Aeroportuario del Sureste SAB de CV, ADR (a)	2,477	422,502
Grupo Bimbo SAB de CV, Series A	53,400	116,846
Grupo Financiero Banorte SAB de CV, Class O	15,700	95,970
Grupo Lala SAB de CV	200,000	272,057
Infraestructura Energetica Nova SAB de CV	84,100	411,341
Kimberly-Clark de Mexico SAB de CV, Class A	18,000	33,703
Wal-Mart de Mexico SAB de CV	410,000	1,043,267

		4,496,495

Philippines - 0.6%
Bank of the Philippine Islands (2)	176,330	397,224
BDO Unibank, Inc. (2)	12,190	32,688
Jollibee Foods Corp. (2)	5,120	29,510
Security Bank Corp. (2)	7,270	33,626

		493,048

Poland - 2.9%
Bank Pekao SA (2)	10,096	364,193
Bank Zachodni WBK SA (2)	3,292	348,966
Jastrzebska Spolka Weglowa SA (2) *	4,443	105,338
LPP SA (2)	205	521,120
PGE Polska Grupa Energetyczna SA (2)*	69,490	201,409
Polski Koncern Naftowy ORLEN SA (2)	9,987	245,813
Polskie Gornictwo Naftowe i Gazownictwo SA (2)	30,228	49,964
Powszechna Kasa Oszczednosci Bank Polski SA (2) *	4,356	51,578
Powszechny Zaklad Ubezpieczen SA (2)	32,418	396,433

		2,284,814

Russia - 0.7%
Mobile TeleSystems PJSC, ADR	6,586	75,015
Novolipetsk Steel PJSC, GDR (2)(d)	4,160	103,987
Severstal PJSC, GDR (2)(d)	20,460	309,342

INVESTMENTS	SHARES	VALUE
Russia - 0.7% (continued)
Tatneft PJSC, ADR (2)	1,177	$74,544

		562,888

South Africa - 6.5%
Bidvest Group Ltd. (The) (2)	22,037	418,197
Capitec Bank Holdings Ltd. (2)	5,945	437,360
Coronation Fund Managers Ltd. (2)	6,963	47,610
Mondi Ltd. (2)	10,770	293,164
Mr Price Group Ltd. (2)	18,914	454,842
Nedbank Group Ltd. (2)	2,862	68,981
Netcare Ltd. (2)	12,382	29,278
Pick n Pay Stores Ltd. (2)	129,535	751,800
RMB Holdings Ltd. (2)	75,209	490,433
Shoprite Holdings Ltd. (2)	19,349	413,079
SPAR Group Ltd. (The) (2)	13,671	234,688
Standard Bank Group Ltd. (2)	2,577	47,619
Tiger Brands Ltd. (2)	11,828	370,197
Truworths International Ltd. (2)	13,872	126,456
Vodacom Group Ltd. (2)	78,171	1,010,192

		5,193,896

South Korea - 13.8%
Amorepacific Corp.	476	141,563
BGF Co. Ltd.	3,193	39,242
BGF retail Co. Ltd.	528	83,715
Celltrion, Inc. *	855	248,262
Cheil Worldwide, Inc.	8,801	148,624
CJ Logistics Corp. *	192	24,768
Coway Co. Ltd.	2,627	221,320
DB Insurance Co. Ltd.	9,486	578,469
Hanmi Science Co. Ltd.	1,491	130,090
Hanon Systems	51,171	549,684
Hanssem Co. Ltd.	1,290	186,983
Hanwha Life Insurance Co. Ltd.	15,054	87,423
Hotel Shilla Co. Ltd.	1,058	95,189
Hyundai Engineering & Construction Co. Ltd.	2,835	116,230
Hyundai Glovis Co. Ltd.	2,099	332,800
Hyundai Marine & Fire Insurance Co. Ltd.	7,322	267,216
Hyundai Mobis Co. Ltd.	689	154,813
Kangwon Land, Inc.	11,440	302,663
Kia Motors Corp.	4,700	136,692
KT Corp. (2)	1,517	39,209
KT&G Corp.	4,734	444,132
LG Chem Ltd.	1,339	484,271
LG Household & Health Care Ltd.	140	158,664
LG Innotek Co. Ltd.	219	25,888
NAVER Corp.	728	540,929
NCSoft Corp.	1,533	604,052
Netmarble Games Corp. (b)	1,521	218,325
Ottogi Corp.	45	30,059
S-1 Corp.	8,200	760,840
Samsung Biologics Co. Ltd. *(b)	1,394	636,905
Samsung Electronics Co. Ltd.	415	958,171
Samsung Fire & Marine Insurance Co. Ltd.	1,141	289,559
Samsung Life Insurance Co. Ltd.	2,063	224,513
Samsung SDS Co. Ltd.	2,010	481,804
SK Hynix, Inc.	11,356	866,162
SK Innovation Co. Ltd.	116	22,963

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
South Korea - 13.8% (continued)
SK Telecom Co. Ltd.	1,673	$366,494
Woori Bank	6,606	90,795

		11,089,481

Taiwan - 13.5%
Advantech Co. Ltd.	32,998	236,533
Asustek Computer, Inc.	32,000	301,266
Chang Hwa Commercial Bank Ltd.	630,126	367,395
Cheng Shin Rubber Industry Co. Ltd.	16,000	25,819
Chunghwa Telecom Co. Ltd.	308,600	1,196,000
Delta Electronics, Inc.	10,000	44,586
E.Sun Financial Holding Co. Ltd.	159,501	106,673
Far EasTone Telecommunications Co. Ltd. *	403,000	1,078,094
Feng TAY Enterprise Co. Ltd.	19,040	86,851
First Financial Holding Co. Ltd.	1,347,915	936,148
Formosa Petrochemical Corp.	130,000	532,805
General Interface Solution Holding Ltd.	27,000	166,684
Globalwafers Co. Ltd.	3,000	48,359
Hon Hai Precision Industry Co. Ltd.	44,583	139,757
Hua Nan Financial Holdings Co. Ltd.	569,874	343,992
Lite-On Technology Corp. *	31,023	43,252
MediaTek, Inc.	3,000	34,983
Mega Financial Holding Co. Ltd.	518,000	445,924
Micro-Star International Co. Ltd.	86,000	281,977
Nien Made Enterprise Co. Ltd.	26,000	250,129
Novatek Microelectronics Corp.	22,000	99,599
President Chain Store Corp.	115,000	1,167,473
Realtek Semiconductor Corp.	62,442	276,264
TaiMed Biologics, Inc. *	5,000	41,328
Taiwan Cooperative Financial Holding Co. Ltd.	453,404	267,467
Taiwan Mobile Co. Ltd.	225,000	844,994
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,925	871,918
Teco Electric and Machinery Co. Ltd.	35,000	29,650
Uni-President Enterprises Corp.	176,172	413,890
Vanguard International Semiconductor Corp.	38,000	87,190

		10,767,000

Thailand - 7.9%
Advanced Info Service PCL, NVDR	24,700	164,298
Airports of Thailand PCL, NVDR	535,300	1,155,509
Bangkok Bank PCL, NVDR	30,000	188,999
Bangkok Dusit Medical Services PCL, NVDR	347,200	260,927
Bangkok Expressway & Metro PCL, NVDR	134,600	30,777
BTS Group Holdings PCL, NVDR	651,100	173,863
Bumrungrad Hospital PCL, NVDR	142,300	969,296
Delta Electronics Thailand PCL, NVDR	143,100	311,186
Electricity Generating PCL, NVDR	16,800	124,643
Glow Energy PCL, NVDR	232,300	638,881
Home Product Center PCL, NVDR	1,798,000	816,489
Kasikornbank PCL, NVDR	47,700	323,390
Krung Thai Bank PCL, NVDR	299,700	181,143
Robinson PCL, NVDR	229,600	464,413
Siam Cement PCL (The), NVDR	3,700	59,162

INVESTMENTS	SHARES	VALUE
Thailand - 7.9% (continued)
Siam Commercial Bank PCL (The), NVDR	96,900	$443,131

		6,306,107

Turkey - 1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	33,890	265,602
BIM Birlesik Magazalar A/S	44,708	814,768
Turkcell Iletisim Hizmetleri A/S	12,838	49,298

		1,129,668

TOTAL COMMON STOCKS (Cost $62,548,592)		75,425,915

SHORT-TERM INVESTMENTS - 4.9%

Investment Companies - 4.9%
Limited Purpose Cash Investment Fund, 1.53% (2)(e)
(Cost $3,895,894)	3,896,729	3,895,950

SECURITIES LENDING COLLATERAL - 2.7%

Investment Companies - 2.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55% (2)(e)(f)	252,081	252,081
Limited Purpose Cash Investment Fund 1.53% (2)(e)(f)	1,884,096	1,884,096

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,136,177)		2,136,177

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.9% (Cost $68,580,663)		81,458,042

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)% (g)		(1,481,305)

NET ASSETS - 100.0%		$79,976,737

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$7,180,414	9.0%
Consumer Staples	10,440,588	13.0
Energy	2,473,970	3.1
Financials	16,390,799	20.5
Health Care	6,367,713	8.0
Industrials	6,926,103	8.7
Information Technology	8,996,275	11.2
Materials	2,069,580	2.6
Telecommunication Services	8,779,273	11.0
Utilities	5,801,200	7.2
Short-Term Investments	3,895,950	4.9
Securities Lending Collateral	2,136,177	2.7

Total Investments In Securities At Value	81,458,042	101.9
Liabilities in Excess of Other Assets (g)	(1,481,305)	(1.9)

Net Assets	$79,976,737	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $2,107,701.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $1,941,073, which represents approximately 2.43% of net assets of the fund.
(c)	Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2018 amounted to $1, which represents approximately 0.00% of net assets of the fund.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At
March 31, 2018, the value of these securities amounted to $1,504,279 or 1.88% of net assets.
(e)	Represents 7-day effective yield as of March 31, 2018.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	63	6/2018	USD	$3,741,570	$(67,924)

					$(67,924)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$309,927	$309,927

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 88.3%

Australia - 2.0%
ASX Ltd. (2)	891	$38,614
Aurizon Holdings Ltd. (2)	279,598	917,275
Australia & New Zealand Banking Group Ltd. (2)	18,764	390,542
BGP Holdings plc (3)*(a)	96,388	146
BHP Billiton Ltd. (2)	14,837	328,870
BHP Billiton plc (2)	32,127	634,933
BlueScope Steel Ltd. (2)	27,590	324,601
Caltex Australia Ltd. (2)	18,235	442,948
CIMIC Group Ltd. (2)	15,991	550,371
Computershare Ltd. (2)	2,187	29,329
Crown Resorts Ltd. (2)	32,544	319,617
Goodman Group, REIT (2)	25,367	164,939
GPT Group (The), REIT (2)	42,925	157,321
LendLease Group (2)	2,927	39,242
Macquarie Group Ltd. (2)	6,289	501,467
Mirvac Group, REIT (2)	95,677	159,004
Newcrest Mining Ltd. (2)	9,181	138,473
Orica Ltd. (2)	28,261	389,003
Origin Energy Ltd. (2)*	48,239	325,545
Scentre Group, REIT (2)	45,435	134,074
South32 Ltd. (2)	59,634	149,871
Stockland, REIT (2)	49,658	154,084
Suncorp Group Ltd. (2)	22,240	229,371
Vicinity Centres, REIT (2)	79,436	147,648
Westfield Corp., REIT (2)	15,916	104,334
Woodside Petroleum Ltd. (2)	11,548	261,878

		7,033,500

Belgium - 0.8%
Ageas (2)	6,413	330,940
KBC Group NV (2)	2,210	192,444
Solvay SA (2)	3,864	537,017
UCB SA (2)	22,033	1,794,332

		2,854,733

Canada - 2.5%
Bank of Nova Scotia (The)	8,196	504,859
BlackBerry Ltd. *	50,051	575,352
Canadian Natural Resources Ltd.	7,213	226,745
CGI Group, Inc., Class A *	4,091	235,931
Constellation Software, Inc.	1,029	698,180
Crescent Point Energy Corp.	1,800	12,239
Dollarama, Inc.	9,782	1,188,857
Finning International, Inc.	26,616	641,875
Great-West Lifeco, Inc.	1,345	34,326
Husky Energy, Inc.	22,517	322,283
Industrial Alliance Insurance & Financial Services, Inc.	2,730	112,306
Linamar Corp.	7,313	399,495
Magna International, Inc.	8,341	469,831
Manulife Financial Corp.	33,048	613,582
Methanex Corp. (b)	14,585	883,578
Power Corp. of Canada	1,646	37,562
RioCan REIT	6,747	123,801
Royal Bank of Canada	2,575	198,909
Suncor Energy, Inc.	9,861	340,525
Teck Resources Ltd., Class B	20,803	535,758

INVESTMENTS	SHARES	VALUE
Canada - 2.5% (continued)
West Fraser Timber Co. Ltd.	12,865	$854,871

		9,010,865

China - 0.0% (c)
Yangzijiang Shipbuilding Holdings Ltd. (2)	100,800	93,883

Denmark - 0.9%
Carlsberg A/S, Class B (2)	811	96,829
Danske Bank A/S (2)	18,391	689,079
Novo Nordisk A/S, Class B (2)	38,784	1,907,624
TDC A/S (2)*	33,763	279,780
Vestas Wind Systems A/S (2)	1,813	129,724

		3,103,036

Finland - 0.5%
Neste OYJ (2)	3,955	275,288
Nokia OYJ (2)	18,004	99,420
UPM-Kymmene OYJ (2)*	38,411	1,424,044

		1,798,752

France - 3.8%
Aeroports de Paris (2)	1,274	277,556
Atos SE (2)	5,553	760,812
BNP Paribas SA (2)	3,621	268,536
Bouygues SA (2)	2,491	124,894
Capgemini SE (2)	5,918	738,416
Cie de Saint-Gobain (2)	29,662	1,566,303
Cie Generale des Etablissements Michelin SCA (2)	10,353	1,532,686
CNP Assurances (2)	14,403	363,592
Eiffage SA (2)	1,033	117,650
Engie SA (2)	92,951	1,552,141
Eutelsat Communications SA (2)	9,778	193,804
Imerys SA (2)	1,133	110,109
Klepierre SA, REIT (2)	2,812	113,344
Peugeot SA (2)	81,324	1,958,233
Renault SA (2)	8,575	1,040,558
Safran SA (2)	1,352	143,487
Sanofi (2)	14,435	1,158,266
Thales SA (2)	3,231	393,612
TOTAL SA (2)	22,786	1,306,086
Unibail-Rodamco SE, REIT (2)	614	140,328

		13,860,413

Germany - 3.5%
Allianz SE (Registered) (2)	3,328	752,318
BASF SE (2)	18,988	1,925,713
Bayer AG (Registered) (2)	1,637	184,545
Bayerische Motoren Werke AG (2)	10,044	1,092,484
Continental AG (2)	1,570	433,652
Covestro AG (2)(d)	28,695	2,825,514
Daimler AG (Registered) (2)*	1,618	137,854
Deutsche Lufthansa AG (Registered) (2)	36,174	1,156,393
Fresenius SE & Co. KGaA (2)	1,365	104,374
HeidelbergCement AG (2)	4,338	426,174
Infineon Technologies AG (2)	5,507	148,101
Linde AG (2)*	1,365	288,437
OSRAM Licht AG (2)	5,882	432,840
Porsche Automobil Holding SE (Preference) (2)	865	72,105

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Germany - 3.5% (continued)
SAP SE (2)	4,315	$452,997
Schaeffler AG (Preference) (2)	45,156	697,390
TUI AG (2)	23,465	503,174
United Internet AG (Registered) (2)	7,146	450,274
Volkswagen AG (Preference) (2)	2,302	458,821

		12,543,160

Hong Kong - 0.9%
ASM Pacific Technology Ltd. (2)	1,082	15,244
CK Asset Holdings Ltd. (2)	31,201	263,308
CK Infrastructure Holdings Ltd. (2)	2,749	22,532
Henderson Land Development Co. Ltd. (2)	86,000	563,908
Hong Kong Exchanges & Clearing Ltd. (2)	5,269	173,545
Kerry Properties Ltd. (2)	112,000	506,463
Li & Fung Ltd. (2)	430,000	211,980
Link REIT (2)	18,329	157,111
New World Development Co. Ltd. (2)	106,000	151,077
PCCW Ltd. (2)	19,406	11,263
Shangri-La Asia Ltd. (2)	64,000	129,949
Sino Land Co. Ltd. (2)	84,000	136,151
Sun Hung Kai Properties Ltd. (2)	34,000	539,680
Wharf Holdings Ltd. (The) (2)	40,000	138,492
Wharf Real Estate Investment Co. Ltd. (2)*	7,000	45,755
Wheelock & Co. Ltd. (2)	35,000	256,727

		3,323,185

Italy - 0.9%
Eni SpA (2)	70,558	1,242,898
Intesa Sanpaolo SpA (2)	26,399	96,119
Mediobanca Banca di Credito Finanziario SpA (2)	22,721	267,117
Poste Italiane SpA (2)(d)	44,604	407,429
UniCredit SpA (2)*	63,065	1,318,130

		3,331,693

Japan - 7.5%
Aeon Mall Co. Ltd.	700	14,670
Aisin Seiki Co. Ltd.	5,300	287,900
Alfresa Holdings Corp.	6,200	137,978
Amada Holdings Co. Ltd.	12,500	151,779
ANA Holdings, Inc.	11,800	456,674
Astellas Pharma, Inc.	40,000	606,738
Bandai Namco Holdings, Inc.	5,200	170,800
Brother Industries Ltd.	8,500	197,552
Credit Saison Co. Ltd.	13,000	213,439
Daicel Corp.	25,900	282,842
Daifuku Co. Ltd.	3,500	209,530
Daito Trust Construction Co. Ltd.	486	83,995
Daiwa House Industry Co. Ltd.	2,451	94,442
FANUC Corp.	500	126,686
Fuji Electric Co. Ltd.	16,000	108,867
Fujitsu Ltd.	61,115	376,092
Hino Motors Ltd.	9,400	120,940
Hitachi High-Technologies Corp.	3,258	154,931
Hitachi Ltd.	175,000	1,267,705
Hulic Co. Ltd.	1,500	16,367
Idemitsu Kosan Co. Ltd.	6,700	254,701
Inpex Corp.	13,200	163,255
Isuzu Motors Ltd.	27,800	426,386

INVESTMENTS	SHARES	VALUE
Japan - 7.5% (continued)
ITOCHU Corp.	7,900	$153,427
Japan Airlines Co. Ltd.	46,200	1,859,203
Japan Real Estate Investment Corp., REIT	30	155,350
Japan Retail Fund Investment Corp., REIT	64	122,821
JFE Holdings, Inc.	5,500	110,796
JXTG Holdings, Inc.	129,800	785,229
Kajima Corp.	63,000	584,380
Kamigumi Co. Ltd.	9,000	200,968
Kao Corp.	3,500	262,521
Keyence Corp.	200	124,130
Konami Holdings Corp.	2,500	131,338
Kyushu Railway Co.	5,800	180,424
Marubeni Corp.	39,900	288,699
Mazda Motor Corp.	26,400	348,965
McDonald’s Holdings Co. Japan Ltd.	2,600	121,686
Mebuki Financial Group, Inc.	52,800	202,953
Mitsubishi Corp.	13,600	365,802
Mitsubishi Estate Co. Ltd.	5,764	97,425
Mitsubishi Gas Chemical Co., Inc.	10,400	249,139
Mitsubishi UFJ Financial Group, Inc.	23,200	151,970
Mitsui & Co. Ltd.	12,100	207,248
Mitsui Fudosan Co. Ltd.	4,598	111,552
Mixi, Inc.	4,200	155,124
MS&AD Insurance Group Holdings, Inc.	7,500	236,479
Nexon Co. Ltd. *	40,800	674,856
Nintendo Co. Ltd.	500	220,196
Nippon Building Fund, Inc., REIT	21	116,047
Nippon Express Co. Ltd.	4,600	307,805
Nippon Telegraph & Telephone Corp.	22,296	1,026,741
NOK Corp.	18,900	366,970
Nomura Real Estate Holdings, Inc.	1,000	23,608
Nomura Real Estate Master Fund, Inc., REIT	70	96,574
NTT DOCOMO, Inc.	5,300	135,308
Obayashi Corp.	44,500	486,800
Omron Corp.	6,900	405,940
Oracle Corp. Japan	3,100	252,009
ORIX Corp.	44,100	777,723
Otsuka Corp.	7,200	362,690
Panasonic Corp.	8,200	117,214
Persol Holdings Co. Ltd.	17,600	511,931
Pola Orbis Holdings, Inc.	4,400	180,292
Resona Holdings, Inc.	49,800	263,029
Ryohin Keikaku Co. Ltd.	1,100	369,062
Shimadzu Corp.	7,200	202,457
Shimamura Co. Ltd.	900	112,579
Shionogi & Co. Ltd.	2,600	134,172
Shiseido Co. Ltd.	4,800	307,339
SMC Corp.	2,100	850,026
SoftBank Group Corp.	3,200	239,087
Sony Corp.	9,800	473,951
Start Today Co. Ltd.	14,700	392,626
Subaru Corp.	7,300	239,228
Sumitomo Corp.	6,400	107,724
Sumitomo Heavy Industries Ltd.	11,100	420,925
Sumitomo Realty & Development Co. Ltd.	2,624	97,039
Sundrug Co. Ltd.	2,100	97,002
Suzuki Motor Corp.	4,100	220,789
Taisei Corp.	16,400	832,292

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Japan - 7.5% (continued)
THK Co. Ltd.	7,800	$322,541
Tokyo Electron Ltd.	3,500	658,357
Tokyo Tatemono Co. Ltd.	1,200	18,078
Tokyu Fudosan Holdings Corp.	2,900	21,122
Tosoh Corp.	29,700	582,807
Toyota Motor Corp.	3,400	218,082
Yamaha Motor Co. Ltd.	18,400	549,899

		26,924,815

Macau - 0.1%
Wynn Macau Ltd. (2)	114,800	420,769

Netherlands - 1.9%
Akzo Nobel NV (2)	3,287	310,565
ASML Holding NV (2)	1,683	333,728
ING Groep NV (2)	19,668	331,902
Koninklijke Ahold Delhaize NV (2)	50,984	1,208,113
Koninklijke DSM NV (2)	16,175	1,607,746
Koninklijke Philips NV (2)	22,762	871,603
NN Group NV (2)	4,798	213,175
Randstad Holding NV (2)	6,564	432,305
Royal Dutch Shell plc, Class A (2)	15,434	488,309
Royal Dutch Shell plc, Class B (2)	22,741	731,770
Wolters Kluwer NV (2)	3,197	170,032

		6,699,248

Singapore - 0.2%
Genting Singapore plc (2)	840,300	696,964
Sembcorp Industries Ltd. (2)	4,477	10,707
Singapore Airlines Ltd. (2)	14,000	116,335
Singapore Exchange Ltd. (2)	4,067	22,960

		846,966

South Africa - 0.1%
Investec plc (2)	30,286	234,060

Spain - 1.1%
Amadeus IT Group SA (2)	4,636	343,079
Banco Bilbao Vizcaya Argentaria SA (2)	215,803	1,709,067
Banco Santander SA (2)	81,469	533,245
Endesa SA (2)	9,926	218,672
Mapfre SA (2)	296,971	988,018

		3,792,081

Sweden - 0.9%
Boliden AB (2)	14,446	508,332
Electrolux AB, Series B (2)	37,418	1,181,641
Essity AB, Class B (2)*	11,686	323,856
Investor AB, Class B (2)	2,204	97,910
Kinnevik AB, Class B (2)	1,380	49,857
Sandvik AB (2)	14,227	260,656
SKF AB, Class B (2)	6,938	142,139
Swedish Match AB (2)	3,083	139,715
Telefonaktiebolaget LM Ericsson, Class B (2)	19,539	124,424
Volvo AB, Class B (2)	31,737	580,926

		3,409,456

Switzerland - 2.8%
ABB Ltd. (Registered) (2)	10,770	256,091

INVESTMENTS	SHARES	VALUE
Switzerland - 2.8% (continued)
Adecco Group AG (Registered) (2)	30,030	$2,139,039
Barry Callebaut AG (Registered) (2)	90	176,018
Coca-Cola HBC AG (2)*	12,053	446,041
Julius Baer Group Ltd. (2)*	7,832	481,993
Nestle SA (Registered) (2)	36,288	2,868,260
Novartis AG (Registered) (2)	3,559	287,855
Partners Group Holding AG (2)	366	272,350
Roche Holding AG (2)	4,379	1,004,530
Sika AG (2)	104	815,792
Swiss Life Holding AG (Registered) (2)*	2,281	812,874
Swiss Re AG (2)	1,625	165,858
Zurich Insurance Group AG (2)*	818	269,827

		9,996,528

United Kingdom - 4.8%
3i Group plc (2)	9,545	115,207
Associated British Foods plc (2)	39,272	1,373,009
Aviva plc (2)	54,011	376,948
Barclays plc (2)	409,321	1,196,080
Barratt Developments plc (2)	28,119	209,242
Berkeley Group Holdings plc (2)	30,032	1,596,487
BP plc (2)	15,588	105,143
British Land Co. plc (The), REIT (2)	12,747	114,906
BT Group plc (2)	238,061	759,846
easyJet plc (2)	35,726	805,332
Fiat Chrysler Automobiles NV (2)*	27,568	562,285
GKN plc (2)	22,400	145,194
Hammerson plc, REIT (2)	17,591	132,605
International Consolidated Airlines Group SA (2)	52,371	453,421
Land Securities Group plc, REIT (2)	8,112	106,729
Lloyds Banking Group plc (2)	1,491,123	1,356,365
Next plc (2)	6,751	451,298
Old Mutual plc (2)	127,497	429,014
Persimmon plc (2)	29,815	1,058,201
Randgold Resources Ltd. (2)	867	72,027
Rio Tinto plc (2)	18,561	941,860
Royal Bank of Scotland Group plc (2)*	233,310	848,741
Royal Mail plc (2)	89,166	676,750
SSE plc (2)	36,056	646,821
Standard Life Aberdeen plc (2)	301,147	1,520,094
Taylor Wimpey plc (2)	270,867	701,735
Unilever plc (2)	5,942	329,558
Vodafone Group plc (2)	69,344	189,727

		17,274,625

United States - 53.1%
AbbVie, Inc.	14,519	1,374,223
Accenture plc, Class A	4,002	614,307
Activision Blizzard, Inc.	5,098	343,911
Adobe Systems, Inc. *	9,112	1,968,921
Aetna, Inc.	3,218	543,842
Aflac, Inc.	21,000	918,960
AGCO Corp.	2,188	141,892
Agilent Technologies, Inc.	6,814	455,857
Akamai Technologies, Inc. *	3,355	238,138
Align Technology, Inc. *	817	205,173
Allstate Corp. (The)	12,210	1,157,508
Alphabet, Inc., Class A *	2,446	2,536,844

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - 53.1% (continued)
Alphabet, Inc., Class C *	2,378	$2,453,597
Altria Group, Inc.	4,737	295,210
Amazon.com, Inc. *	2,674	3,870,187
AMERCO	294	101,459
Ameren Corp.	2,680	151,768
American Electric Power Co., Inc.	16,124	1,105,945
American Express Co.	1,115	104,007
American Financial Group, Inc.	1,551	174,053
American Tower Corp., REIT	4,396	638,915
Ameriprise Financial, Inc.	3,102	458,910
AmerisourceBergen Corp.	2,000	172,420
Amgen, Inc.	5,649	963,042
Annaly Capital Management, Inc., REIT	9,041	94,298
ANSYS, Inc. *	1,830	286,743
Anthem, Inc.	4,426	972,392
Apple, Inc.	38,159	6,402,318
Applied Materials, Inc.	47,109	2,619,731
Assurant, Inc.	9,456	864,373
AT&T, Inc.	9,095	324,237
Athene Holding Ltd., Class A *	5,134	245,457
AutoZone, Inc. *	729	472,895
AvalonBay Communities, Inc., REIT	811	133,377
Avery Dennison Corp.	1,151	122,294
Bank of America Corp.	17,542	526,085
Baxter International, Inc.	4,597	298,989
Berkshire Hathaway, Inc., Class B *	9,984	1,991,608
Best Buy Co., Inc.	12,348	864,237
Biogen, Inc. *	4,835	1,323,920
Boeing Co. (The)	9,130	2,993,544
Boston Properties, Inc., REIT	1,213	149,466
Bristol-Myers Squibb Co.	19,120	1,209,340
Broadcom Ltd.	904	213,028
Bunge Ltd.	906	66,990
Cadence Design Systems, Inc. *	15,541	571,443
Capital One Financial Corp.	1,574	150,821
Carnival Corp.	17,356	1,138,206
Caterpillar, Inc.	5,064	746,332
CDK Global, Inc.	3,014	190,907
Celanese Corp., Series A	7,724	774,022
Celgene Corp. *	21,226	1,893,571
Centene Corp. *	5,622	600,823
Chemours Co. (The)	2,721	132,540
Chevron Corp.	2,249	256,476
Cigna Corp.	10,431	1,749,696
Cisco Systems, Inc.	6,756	289,765
Citigroup, Inc.	6,225	420,188
Citizens Financial Group, Inc.	17,358	728,689
Cognizant Technology Solutions Corp., Class A	4,982	401,051
Colgate-Palmolive Co.	9,327	668,559
Comcast Corp., Class A	38,315	1,309,224
Conagra Brands, Inc.	4,422	163,083
Consolidated Edison, Inc.	17,699	1,379,460
Constellation Brands, Inc., Class A	1,701	387,692
Costco Wholesale Corp.	3,664	690,408
Crown Castle International Corp., REIT	1,970	215,932
Crown Holdings, Inc. *	3,806	193,155
Cummins, Inc.	3,447	558,724
Darden Restaurants, Inc.	18,453	1,573,118

INVESTMENTS	SHARES	VALUE
United States - 53.1% (continued)
Deere & Co.	1,595	$247,735
Delta Air Lines, Inc.	23,807	1,304,862
Devon Energy Corp.	9,633	306,233
Discover Financial Services	10,625	764,256
Dollar General Corp.	1,624	151,925
DR Horton, Inc.	27,229	1,193,719
DXC Technology Co.	12,497	1,256,323
Eaton Corp. plc	6,200	495,442
eBay, Inc. *	15,126	608,670
Electronic Arts, Inc. *	8,474	1,027,388
Eli Lilly & Co.	5,464	422,750
Equinix, Inc., REIT	445	186,072
Equity Residential, REIT	2,048	126,198
Essex Property Trust, Inc., REIT	720	173,290
Estee Lauder Cos., Inc. (The), Class A	2,097	313,963
Everest Re Group Ltd.	2,120	544,458
Exelon Corp.	40,352	1,574,132
Express Scripts Holding Co. *	8,113	560,446
Exxon Mobil Corp.	12,860	959,485
F5 Networks, Inc. *	3,218	465,355
Facebook, Inc., Class A *	23,070	3,686,355
FLIR Systems, Inc.	8,075	403,831
FNF Group	38,455	1,538,969
Fortinet, Inc. *	2,619	140,326
Franklin Resources, Inc.	13,258	459,787
Freeport-McMoRan, Inc. *	56,696	996,149
Gap, Inc. (The)	13,076	407,971
General Dynamics Corp.	3,341	738,027
General Motors Co.	3,412	123,992
GGP, Inc., REIT	3,709	75,886
Gilead Sciences, Inc.	23,005	1,734,347
Harris Corp.	1,243	200,471
HD Supply Holdings, Inc. *	40,471	1,535,470
HollyFrontier Corp.	10,822	528,763
Home Depot, Inc. (The)	12,206	2,175,597
Honeywell International, Inc.	7,769	1,122,698
Host Hotels & Resorts, Inc., REIT	5,400	100,656
HP, Inc.	34,264	751,067
Humana, Inc.	7,894	2,122,144
Huntington Ingalls Industries, Inc.	3,693	951,908
IAC/InterActiveCorp *	2,860	447,247
Ingersoll-Rand plc	4,220	360,852
Intel Corp.	40,892	2,129,655
International Business Machines Corp.	10,815	1,659,345
Intuit, Inc.	1,381	239,396
Intuitive Surgical, Inc. *	540	222,928
Invesco Ltd.	22,606	723,618
Johnson & Johnson	18,743	2,401,915
JPMorgan Chase & Co.	33,142	3,644,626
Juniper Networks, Inc.	3,919	95,349
KeyCorp	9,757	190,749
KLA-Tencor Corp.	8,121	885,270
Kohl’s Corp.	11,937	781,993
L3 Technologies, Inc.	2,773	576,784
Lam Research Corp.	3,616	734,627
Las Vegas Sands Corp.	21,245	1,527,516
Lear Corp.	2,382	443,266
Lockheed Martin Corp.	2,739	925,590
Lowe’s Cos., Inc.	15,347	1,346,699

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - 53.1% (continued)
Lululemon Athletica, Inc. *	7,246	$645,764
LyondellBasell Industries NV, Class A	23,821	2,517,403
M&T Bank Corp.	5,685	1,048,087
ManpowerGroup, Inc.	2,361	271,751
Marathon Oil Corp.	32,756	528,354
Marathon Petroleum Corp.	13,575	992,468
Mastercard, Inc., Class A	3,183	557,534
Maxim Integrated Products, Inc.	6,156	370,714
McDonald’s Corp.	4,124	644,911
McKesson Corp.	5,635	793,802
Medtronic plc	2,556	205,042
Merck & Co., Inc.	33,037	1,799,525
Michael Kors Holdings Ltd. *	25,869	1,605,948
Micron Technology, Inc. *	50,882	2,652,987
Microsoft Corp.	64,352	5,873,407
Mondelez International, Inc., Class A	3,404	142,049
Monsanto Co.	1,679	195,923
Monster Beverage Corp. *	6,559	375,240
Newell Brands, Inc.	21,557	549,272
Newmont Mining Corp.	3,747	146,395
NextEra Energy, Inc.	2,266	370,106
Norfolk Southern Corp.	9,004	1,222,563
Northrop Grumman Corp.	4,769	1,664,953
NVIDIA Corp.	4,925	1,140,581
NVR, Inc. *	350	980,000
Oracle Corp.	40,795	1,866,371
Owens Corning	1,899	152,680
PayPal Holdings, Inc. *	15,216	1,154,438
PepsiCo, Inc.	18,207	1,987,294
Pfizer, Inc.	44,933	1,594,672
Philip Morris International, Inc.	4,198	417,281
PNC Financial Services Group, Inc. (The)	9,060	1,370,234
Procter & Gamble Co. (The)	17,237	1,366,549
Progressive Corp. (The)	3,568	217,398
Prologis, Inc., REIT	2,980	187,710
Prudential Financial, Inc.	1,613	167,026
Public Service Enterprise Group, Inc.	17,196	863,927
Public Storage, REIT	2,236	448,072
QUALCOMM, Inc.	3,284	181,966
Raytheon Co.	9,452	2,039,931
Regeneron Pharmaceuticals, Inc. *	2,689	925,984
Reinsurance Group of America, Inc.	6,562	1,010,548
Robert Half International, Inc.	18,018	1,043,062
Ross Stores, Inc.	14,302	1,115,270
Royal Caribbean Cruises Ltd.	9,606	1,131,010
S&P Global, Inc.	1,101	210,357
SEI Investments Co.	3,972	297,543
Shire plc (2)	3,495	173,946
Simon Property Group, Inc., REIT	1,352	208,681
Skyworks Solutions, Inc.	11,484	1,151,386
Southwest Airlines Co.	47,276	2,707,969
State Street Corp.	1,874	186,894
Steel Dynamics, Inc.	29,136	1,288,394
SunTrust Banks, Inc.	2,324	158,125
Synchrony Financial	30,930	1,037,083
T. Rowe Price Group, Inc.	7,284	786,453
Take-Two Interactive Software, Inc. *	2,570	251,295
Target Corp.	10,628	737,902
TE Connectivity Ltd.	1,521	151,948

INVESTMENTS	SHARES	VALUE
United States - 53.1% (continued)
Texas Instruments, Inc.	5,811	$603,705
Time Warner, Inc.	3,000	283,740
TJX Cos., Inc. (The)	14,185	1,156,929
Total System Services, Inc.	13,311	1,148,207
Travelers Cos., Inc. (The)	12,124	1,683,539
Twitter, Inc. *	22,330	647,793
Tyson Foods, Inc., Class A	14,087	1,031,028
UGI Corp.	7,037	312,584
United Continental Holdings, Inc. *	1,790	124,351
United Rentals, Inc. *	2,528	436,661
United Technologies Corp.	2,662	334,933
United Therapeutics Corp. *	2,827	317,642
UnitedHealth Group, Inc.	11,208	2,398,512
US Bancorp	19,805	1,000,153
Valeant Pharmaceuticals International, Inc. *	1,474	23,465
Valero Energy Corp.	6,803	631,114
Ventas, Inc., REIT	2,800	138,684
Verizon Communications, Inc.	19,680	941,098
Vertex Pharmaceuticals, Inc. *	7,242	1,180,301
Viacom, Inc., Class B	4,812	149,461
Visa, Inc., Class A(b)	4,367	522,381
Walgreens Boots Alliance, Inc.	5,038	329,838
Walmart, Inc.	21,252	1,890,790
Walt Disney Co. (The)	11,042	1,109,058
Waste Management, Inc.	17,721	1,490,691
Wells Fargo & Co.	16,493	864,398
Welltower, Inc., REIT	3,001	163,344
Western Digital Corp.	11,624	1,072,546
Weyerhaeuser Co., REIT	3,285	114,975
Whirlpool Corp.	6,809	1,042,526
Wynn Resorts Ltd.	1,891	344,843
Zoetis, Inc.	4,615	385,399

		191,921,704

TOTAL COMMON STOCKS (Cost $286,202,154)		318,473,472

SHORT-TERM INVESTMENTS - 9.8%

Investment Companies - 9.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (2)(e)(f)	9,004,715	9,004,715
Limited Purpose Cash Investment Fund, 1.53% (2)(e)	26,355,673	26,350,402

TOTAL SHORT-TERM INVESTMENTS (Cost $35,354,443)		35,355,117

SECURITIES LENDING COLLATERAL - 0.1%

Investment Companies - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.55% (2)(e)(g)	32,140	32,140

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE

Investment Companies - 0.1% (continued)
Limited Purpose Cash Investment Fund, 1.53% (2)(e)(g)	240,221	$240,221

TOTAL SECURITIES LENDING COLLATERAL (Cost $272,361)		272,361

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.2% (Cost $321,828,958)		354,100,950

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8% (h)		6,332,335

NET ASSETS - 100.0%		$360,433,285

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$51,157,623	14.2%
Consumer Staples	17,934,527	5.0
Energy	11,487,735	3.2
Financials	47,131,328	13.1
Health Care	37,218,127	10.3
Industrials	45,935,603	12.7
Information Technology	63,196,828	17.5
Materials	23,625,146	6.5
Real Estate	8,681,382	2.4
Telecommunication Services	3,907,086	1.1
Utilities	8,198,087	2.3
Short-Term Investments	35,355,117	9.8
Securities Lending Collateral	272,361	0.1

Total Investments In Securities At Value	354,100,950	98.2
Other Assets in Excess of Liabilities (h)	6,332,335	1.8

Net Assets	$360,433,285	100.0%

*	Non-income producing security.
(a)	Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2018 amounted to $146, which represents approximately 0.00% of net assets of the fund.
(b)	The security or a portion of this security is on loan at March 31, 2018. The total value of securities on loan at March 31, 2018 was $726,685.
(c)	Represents less than 0.05% of net assets.
(d)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $3,232,943, which represents approximately 0.90% of net assets of the fund.
(e)	Represents 7-day effective yield as of March 31, 2018.
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $471,546 was received (See Note 3).
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Total return swap contracts outstanding as of March 31, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Spain Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Euro Interbank Offered Rate (“EURIBOR”) plus or minus a specified spread (-0.80%)	Monthly	JPMC	06/20/2018	EUR	(189,345)	$2,373

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread (0.15%)	Increases in total return of reference entity	Monthly	JPMC	06/25/2018	JPY	2,309,850,070	$ 145,322
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Stockholm Interbank Offered Rate (“STIBOR”) plus or minus a specified spread (-4.50%)	Monthly	JPMC	06/20/2018	SEK	(21,622,481)	47,611
Swiss Market Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	06/15/2018	CHF	(11,691,920)	196,390

								391,696

Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	HKD	66,110,000	(86,363)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-2.00%)	Increases in total return of reference entity	Monthly	JPMC	06/22/2018	EUR	5,531,396	(74,840)
MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the Hong Kong Interbank Offered Rate (“HIBOR”) plus or minus a specified spread (0.35%)	Increases in total return of reference entity	Monthly	JPMC	06/22/2018	HKD	21,609,417	(75,520)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the Singapore Swap Offered Rate (“SOR”) plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	JPMC	06/25/2018	SGD	725,944	(12,276)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	JPMC	06/25/2018	SGD	129,400	$ (226)

								(249,225)

								$142,471

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	16	4/2018	EUR	$2,078,968	$(16,733)
Hang Seng Index	59	4/2018	HKD	11,295,337	(141,155)
MSCI Singapore Index	9	4/2018	SGD	270,587	6,123
DAX Index	50	6/2018	EUR	18,640,549	(320,997)
FTSE/MIB Index	45	6/2018	EUR	6,077,715	(96,191)
S&P 500 E-Mini Index	3	6/2018	USD	396,450	(3,147)
TOPIX Index	99	6/2018	JPY	15,970,443	177,405

					(394,695)

Short Contracts
IBEX 35 Index	(74)	4/2018	EUR	(8,714,984)	86,044
OMXS30 Index	(300)	4/2018	SEK	(5,475,580)	75,365
FTSE 100 Index	(46)	6/2018	GBP	(4,513,465)	49,456
S&P/TSX 60 Index	(42)	6/2018	CAD	(5,907,090)	72,020
SPI 200 Index	(186)	6/2018	AUD	(20,485,737)	799,204

					1,082,089

					$687,394

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

Forward foreign currency contracts outstanding as of March 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	3,640,900	USD	2,820,696	CITG	6/20/2018	$9,540
CAD	5,461,350	USD	4,231,049	JPMC	6/20/2018	14,304
GBP	705,600	USD	989,855	CITG	6/20/2018	3,392
GBP	1,058,400	USD	1,485,208	JPMC	6/20/2018	4,664
JPY	1,907,469,300	USD	17,972,392	CITG	6/20/2018	48,552
JPY	2,861,203,950	USD	26,958,621	JPMC	6/20/2018	72,795
SEK	2,800	USD	337	CITG	6/20/2018	1
SEK	4,200	USD	505	JPMC	6/20/2018	1
SGD	401,200	USD	305,207	CITG	6/20/2018	1,347
SGD	601,800	USD	457,812	JPMC	6/20/2018	2,018
USD	1,585,229	AUD	2,037,200	CITG	6/20/2018	20,248
USD	2,377,840	AUD	3,055,800	JPMC	6/20/2018	30,369
USD	700,503	CAD	899,600	CITG	6/20/2018	1,203
USD	1,052,480	CAD	1,349,400	JPMC	6/20/2018	3,531
USD	11,437,721	CHF	10,672,800	CITG	6/20/2018	198,308
USD	17,156,263	CHF	16,009,200	JPMC	6/20/2018	297,144
USD	556,731	DKK	3,332,800	CITG	6/20/2018	3,346
USD	835,096	DKK	4,999,200	JPMC	6/20/2018	5,018
USD	4,211,347	EUR	3,388,573	CITG	6/20/2018	17,286
USD	6,318,296	EUR	5,082,855	JPMC	6/20/2018	27,210
USD	447,484	GBP	316,400	CITG	6/20/2018	2,099
USD	671,225	GBP	474,600	JPMC	6/20/2018	3,147
USD	136,240	HKD	1,066,000	CITG	6/20/2018	58
USD	204,359	HKD	1,599,000	JPMC	6/20/2018	87
USD	1,974,048	JPY	208,392,400	CITG	6/20/2018	5,247
USD	2,961,069	JPY	312,588,600	JPMC	6/20/2018	7,867
USD	6,705,656	NOK	52,189,200	CITG	6/20/2018	31,104
USD	10,058,472	NOK	78,283,799	JPMC	6/20/2018	46,643
USD	175,666	NZD	239,400	CITG	6/20/2018	2,696
USD	263,499	NZD	359,100	JPMC	6/20/2018	4,044
USD	16,499,923	SEK	134,185,598	CITG	6/20/2018	333,873
USD	24,749,854	SEK	201,278,403	JPMC	6/20/2018	500,779

Total unrealized appreciation						1,697,921

AUD	17,037,602	USD	13,310,113	CITG	6/20/2018	(221,796)
AUD	25,556,398	USD	19,965,191	JPMC	6/20/2018	(332,712)
CAD	10,751,100	USD	8,444,923	CITG	6/20/2018	(87,607)
CAD	16,126,648	USD	12,667,398	JPMC	6/20/2018	(131,427)
CHF	410,000	USD	438,746	CITG	6/20/2018	(6,979)
CHF	615,000	USD	658,119	JPMC	6/20/2018	(10,470)
DKK	1,809,200	USD	301,963	CITG	6/20/2018	(1,558)
DKK	2,713,800	USD	452,945	JPMC	6/20/2018	(2,340)
EUR	1,668,400	USD	2,077,324	CITG	6/20/2018	(12,334)
EUR	2,502,600	USD	3,115,990	JPMC	6/20/2018	(18,504)
GBP	2,986,400	USD	4,220,011	CITG	6/20/2018	(16,163)
GBP	4,479,600	USD	6,330,025	JPMC	6/20/2018	(24,253)
HKD	4,570,400	USD	585,799	CITG	6/20/2018	(1,929)
HKD	6,855,600	USD	878,700	JPMC	6/20/2018	(2,895)
ILS	895,600	USD	259,067	CITG	6/20/2018	(2,506)
ILS	1,343,399	USD	388,601	JPMC	6/20/2018	(3,761)
JPY	646,873,500	USD	6,146,016	CITG	6/20/2018	(34,636)
JPY	970,310,250	USD	9,219,036	JPMC	6/20/2018	(51,964)
NOK	11,923,600	USD	1,543,616	CITG	6/20/2018	(18,689)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
NOK	17,885,400	USD	2,318,191	JPMC	6/20/2018	$ (30,802)
NZD	2,880,800	USD	2,089,031	CITG	6/20/2018	(7,614)
NZD	4,321,200	USD	3,135,064	JPMC	6/20/2018	(12,937)
SEK	3,862,400	USD	475,887	CITG	6/20/2018	(10,563)
SEK	5,793,600	USD	713,832	JPMC	6/20/2018	(15,846)
SGD	119,600	USD	91,513	CITG	6/20/2018	(128)
SGD	179,400	USD	137,270	JPMC	6/20/2018	(192)
USD	9,207	AUD	12,000	CITG	6/20/2018	(12)
USD	13,810	AUD	18,000	JPMC	6/20/2018	(18)
USD	75,331	CAD	97,200	CITG	6/20/2018	(227)
USD	112,997	CAD	145,800	JPMC	6/20/2018	(340)
USD	421	CHF	400	CITG	6/20/2018	—
USD	631	CHF	600	JPMC	6/20/2018	—
USD	257,172	EUR	209,029	CITG	6/20/2018	(1,545)
USD	385,756	EUR	313,543	JPMC	6/20/2018	(2,318)
USD	7,851,158	GBP	5,630,000	CITG	6/20/2018	(73,991)
USD	11,776,726	GBP	8,445,003	JPMC	6/20/2018	(111,000)
USD	3,689,467	NOK	28,994,000	CITG	6/20/2018	(18,619)
USD	5,534,193	NOK	43,491,000	JPMC	6/20/2018	(27,935)
USD	172,923	NZD	239,400	CITG	6/20/2018	(46)
USD	259,384	NZD	359,099	JPMC	6/20/2018	(70)
USD	51,104	SGD	67,200	CITG	6/20/2018	(243)
USD	76,656	SGD	100,800	JPMC	6/20/2018	(364)

Total unrealized depreciation						(1,297,333)

Net unrealized appreciation						$400,588

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$6,022,766	$6,022,766

CITG
Investment Companies	250,735	—	250,735

JPMC
Investment Companies	8,503,245	—	8,503,245

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 87.6%

Australia - 5.8%
Alumina Ltd.	301,596	$553,379
Aristocrat Leisure Ltd.	9,906	184,950
ASX Ltd.	5,022	217,641
Aurizon Holdings Ltd.	653,592	2,144,235
Australia & New Zealand Banking Group Ltd.	95,561	1,988,945
BGP Holdings plc (3)*(a)	143,427	217
BHP Billiton Ltd.	92,900	2,059,176
BHP Billiton plc	132,407	2,616,787
BlueScope Steel Ltd.	111,611	1,313,123
Caltex Australia Ltd.	21,781	529,084
CIMIC Group Ltd.	88,689	3,052,459
Computershare Ltd.	7,538	101,088
Crown Resorts Ltd.	111,048	1,090,609
Dexus, REIT	23,093	166,287
Goodman Group, REIT	54,028	351,297
GPT Group (The), REIT	55,477	203,324
LendLease Group	24,576	329,491
Macquarie Group Ltd.	14,309	1,140,959
Mirvac Group, REIT	104,753	174,088
National Australia Bank Ltd.	44,356	979,227
Newcrest Mining Ltd.	104,439	1,575,211
Orica Ltd.	40,989	564,200
Origin Energy Ltd. *	142,859	964,096
QBE Insurance Group Ltd.	55,157	411,511
Scentre Group, REIT	147,628	435,636
South32 Ltd.	361,938	909,614
Stockland, REIT	62,453	193,786
Suncorp Group Ltd.	110,112	1,135,636
Telstra Corp. Ltd.	103,664	250,937
Vicinity Centres, REIT	94,695	176,010
Westfield Corp., REIT	57,863	379,309

		26,192,312

Belgium - 1.4%
Ageas	44,877	2,315,858
Groupe Bruxelles Lambert SA	1,290	147,542
Solvay SA	4,032	560,366
UCB SA	41,527	3,381,890

		6,405,656

Chile - 0.1%
Antofagasta plc	18,485	238,990

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	867,100	807,602

Denmark - 1.9%
Novo Nordisk A/S, Class B	139,039	6,838,754
TDC A/S *	46,794	387,762
Vestas Wind Systems A/S	19,847	1,420,091

		8,646,607

Finland - 1.3%
Fortum OYJ	23,631	507,665
Neste OYJ	22,114	1,539,246
Nokia OYJ	154,752	854,559
Sampo OYJ, Class A	3,456	192,543

INVESTMENTS	SHARES	VALUE
Finland - 1.3% (continued)
UPM-Kymmene OYJ *	79,524	$2,948,260

		6,042,273

France - 9.8%
Aeroports de Paris	1,301	283,438
Arkema SA	2,900	378,592
Atos SE	24,942	3,417,285
BNP Paribas SA	21,981	1,630,127
Bouygues SA	9,862	494,463
Capgemini SE	18,652	2,327,294
Cie de Saint-Gobain	48,750	2,574,245
Cie Generale des Etablissements Michelin SCA	34,286	5,075,794
CNP Assurances	27,886	703,960
Dassault Systemes SE	2,653	360,791
Engie SA	254,544	4,250,501
Eutelsat Communications SA	17,281	342,517
Kering SA	2,779	1,332,856
Klepierre SA, REIT	3,302	133,094
Peugeot SA	245,997	5,923,457
Renault SA	8,842	1,072,957
Safran SA	9,612	1,020,118
Sanofi	46,853	3,759,489
Schneider Electric SE	1,683	148,207
Sodexo SA	11,837	1,191,371
Thales SA	31,320	3,815,510
TOTAL SA	40,953	2,347,413
Unibail-Rodamco SE, REIT	3,742	855,222
Vinci SA	7,672	755,654

		44,194,355

Germany - 9.0%
Allianz SE (Registered)	15,579	3,521,745
BASF SE	44,207	4,483,357
Bayer AG (Registered)	15,498	1,747,148
Bayerische Motoren Werke AG	24,061	2,617,109
Continental AG	7,054	1,948,396
Covestro AG(b)	63,535	6,256,108
Deutsche Boerse AG	5,074	693,633
Deutsche Lufthansa AG (Registered)	117,771	3,764,848
Deutsche Wohnen SE	9,934	463,520
Fresenius SE & Co. KGaA	10,315	788,735
HeidelbergCement AG	21,056	2,068,583
HOCHTIEF AG	1,142	213,473
Infineon Technologies AG	30,967	832,803
Linde AG *	5,612	1,185,868
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,596	371,136
OSRAM Licht AG	44,321	3,261,460
Porsche Automobil Holding SE (Preference)	4,664	388,784
RWE AG *	11,178	276,300
SAP SE	21,503	2,257,425
Schaeffler AG (Preference)	72,376	1,117,776
Siemens AG (Registered)	942	120,197
TUI AG	59,587	1,277,760
United Internet AG (Registered)	9,795	617,189

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Germany - 9.0% (continued)
Vonovia SE	7,064	$350,302

		40,623,655

Hong Kong - 2.7%
ASM Pacific Technology Ltd.	6,904	97,266
CK Asset Holdings Ltd.	170,962	1,442,761
CK Infrastructure Holdings Ltd.	17,827	146,115
Galaxy Entertainment Group Ltd.	36,000	330,433
Hang Lung Properties Ltd.	56,000	131,433
Henderson Land Development Co. Ltd.	168,000	1,101,589
Hong Kong Exchanges & Clearing Ltd.	32,254	1,062,352
Kerry Properties Ltd.	457,000	2,066,547
Li & Fung Ltd.	1,188,000	585,656
Link REIT	67,882	581,866
NWS Holdings Ltd.	98,000	178,503
PCCW Ltd.	64,000	37,144
Sino Land Co. Ltd.	334,000	541,364
SJM Holdings Ltd.	200,000	175,219
Sun Hung Kai Properties Ltd.	105,000	1,666,662
Techtronic Industries Co. Ltd.	64,500	378,556
Wharf Holdings Ltd. (The)	44,000	152,341
Wharf Real Estate Investment Co. Ltd. *	42,000	274,528
Wheelock & Co. Ltd.	149,000	1,092,922
Yue Yuen Industrial Holdings Ltd.	50,109	200,760

		12,244,017

Italy - 2.0%
Enel SpA	162,920	996,942
Eni SpA	203,342	3,581,923
Intesa Sanpaolo SpA	57,384	208,935
Prysmian SpA	25,352	796,108
UniCredit SpA *	162,389	3,394,115

		8,978,023

Japan - 21.0%
Aisin Seiki Co. Ltd. (1)	9,700	526,911
Alfresa Holdings Corp. (1)	8,200	182,488
Amada Holdings Co. Ltd. (1)	54,400	660,540
ANA Holdings, Inc. (1)	30,300	1,172,646
Asahi Kasei Corp. (1)	32,100	422,047
Astellas Pharma, Inc. (1)	166,000	2,517,964
Bandai Namco Holdings, Inc. (1)	57,500	1,888,657
Brother Industries Ltd. (1)	63,500	1,475,828
Credit Saison Co. Ltd. (1)	10,800	177,319
Daicel Corp. (1)	31,700	346,181
Daifuku Co. Ltd. (1)	17,200	1,029,688
Daito Trust Construction Co. Ltd. (1)	2,487	429,829
Daiwa House Industry Co. Ltd. (1)	8,395	323,476
FANUC Corp. (1)	4,400	1,114,835
Fast Retailing Co. Ltd. (1)	1,000	406,372
Fuji Electric Co. Ltd. (1)	21,000	142,888
Fujitsu Ltd. (1)	190,000	1,169,231
Hitachi Construction Machinery Co. Ltd. (1)	4,900	189,037
Hitachi High-Technologies Corp. (1)	29,300	1,393,337
Hitachi Ltd. (1)	579,000	4,194,287
Hoya Corp. (1)	8,900	443,724
Hulic Co. Ltd. (1)	8,000	87,289
ITOCHU Corp. (1)	23,000	446,685

INVESTMENTS	SHARES	VALUE
Japan - 21.0% (continued)
Japan Airlines Co. Ltd. (1)	87,200	$3,509,143
Japan Real Estate Investment Corp., REIT (1)	41	212,311
Japan Retail Fund Investment Corp., REIT (1)	73	140,093
JFE Holdings, Inc. (1)	23,100	465,343
JXTG Holdings, Inc. (1)	79,600	481,542
Kajima Corp. (1)	218,000	2,022,142
Kamigumi Co. Ltd. (1)	9,500	212,133
Kao Corp. (1)	14,300	1,072,584
KDDI Corp. (1)	7,900	201,686
Keyence Corp. (1)	1,000	620,648
Kirin Holdings Co. Ltd. (1)	8,200	218,284
Komatsu Ltd. (1)	9,300	310,015
Konami Holdings Corp. (1)	11,400	598,900
Kyocera Corp. (1)	9,500	536,046
Marubeni Corp. (1)	140,600	1,017,320
Mazda Motor Corp. (1)	121,900	1,611,319
McDonald’s Holdings Co. Japan Ltd. (1)	4,400	205,930
Mebuki Financial Group, Inc. (1)	168,600	648,065
MINEBEA MITSUMI, Inc. (1)	39,500	843,419
Mitsubishi Corp. (1)	26,300	707,397
Mitsubishi Electric Corp. (1)	42,100	673,212
Mitsubishi Estate Co. Ltd. (1)	38,020	642,629
Mitsubishi Gas Chemical Co., Inc. (1)	57,600	1,379,845
Mitsubishi UFJ Financial Group, Inc. (1)	239,991	1,572,048
Mitsui Fudosan Co. Ltd. (1)	29,205	708,545
Mixi, Inc. (1)	20,500	757,154
MS&AD Insurance Group Holdings, Inc. (1)	22,900	722,048
Nabtesco Corp. (1)	6,400	246,906
Nexon Co. Ltd. (1)*	158,200	2,616,719
Nintendo Co. Ltd. (1)	3,400	1,497,336
Nippon Building Fund, Inc., REIT (1)	41	226,568
Nippon Express Co. Ltd. (1)	34,700	2,321,921
Nippon Telegraph & Telephone Corp. (1)	86,138	3,966,695
NOK Corp. (1)	14,600	283,479
Nomura Real Estate Holdings, Inc. (1)	3,900	92,071
Nomura Research Institute Ltd. (1)	2,700	127,889
NTT DOCOMO, Inc. (1)	39,500	1,008,428
Obayashi Corp. (1)	61,600	673,863
Omron Corp. (1)	29,000	1,706,123
Oracle Corp. Japan (1)	1,800	146,328
Oriental Land Co. Ltd. (1)	14,100	1,439,749
ORIX Corp. (1)	56,600	998,166
Otsuka Corp. (1)	10,800	544,035
Panasonic Corp. (1)	10,600	151,521
Persol Holdings Co. Ltd. (1)	36,500	1,061,675
Pola Orbis Holdings, Inc. (1)	3,400	139,317
Recruit Holdings Co. Ltd. (1)	19,100	474,695
Resona Holdings, Inc. (1)	254,400	1,343,666
Rohm Co. Ltd. (1)	9,300	885,381
Sega Sammy Holdings, Inc. (1)	31,200	494,075
Seven & i Holdings Co. Ltd. (1)	19,100	819,251
Shimadzu Corp. (1)	38,800	1,091,016
Shimizu Corp. (1)	24,100	215,395
Shionogi & Co. Ltd. (1)	15,400	794,713
Shiseido Co. Ltd. (1)	29,800	1,908,063
SMC Corp. (1)	6,300	2,550,078

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Japan - 21.0% (continued)
SoftBank Group Corp. (1)	17,900	$1,337,390
Sony Corp. (1)	63,000	3,046,831
Start Today Co. Ltd. (1)	10,800	288,460
Subaru Corp. (1)	35,021	1,147,674
SUMCO Corp. (1)	20,100	527,034
Sumitomo Corp. (1)	20,500	345,054
Sumitomo Heavy Industries Ltd. (1)	35,400	1,342,409
Sumitomo Mitsui Financial Group, Inc. (1)	23,636	990,266
Sumitomo Realty & Development Co. Ltd. (1)	12,261	453,428
Suzuki Motor Corp. (1)	3,900	210,018
Taisei Corp. (1)	41,900	2,126,404
THK Co. Ltd. (1)	34,100	1,410,084
Tokyo Electron Ltd. (1)	20,100	3,780,851
Tokyu Fudosan Holdings Corp. (1)	12,883	93,833
Toshiba Corp. (1)*	162,000	468,925
Tosoh Corp. (1)	62,100	1,218,597
Toyota Tsusho Corp. (1)	7,000	237,160
Trend Micro, Inc. (1)	5,300	316,292
Yamaha Motor Co. Ltd. (1)	55,000	1,643,720
Yaskawa Electric Corp. (1)	9,600	435,318

		94,075,930

Macau - 0.4%
Sands China Ltd.	127,600	693,421
Wynn Macau Ltd.	305,200	1,118,629

		1,812,050

Netherlands - 4.4%
ASML Holding NV	9,553	1,894,299
ING Groep NV	98,316	1,659,103
Koninklijke Ahold Delhaize NV	84,862	2,010,884
Koninklijke DSM NV	22,412	2,227,684
Koninklijke Philips NV	76,915	2,945,230
NN Group NV	50,305	2,235,050
Randstad Holding NV	2,493	164,189
Royal Dutch Shell plc, Class A	63,692	2,015,121
Royal Dutch Shell plc, Class B	96,178	3,094,858
Wolters Kluwer NV	29,912	1,590,866

		19,837,284

Singapore - 0.6%
Ascendas REIT	102,137	205,732
CapitaLand Commercial Trust, REIT	121,300	170,037
CapitaLand Mall Trust, REIT	120,594	191,964
Genting Singapore plc	1,993,900	1,653,787
Oversea-Chinese Banking Corp. Ltd.	18,600	183,229
Sembcorp Industries Ltd.	29,317	70,111
Singapore Exchange Ltd.	25,572	144,365

		2,619,225

South Africa - 0.5%
Investec plc	182,179	1,407,935
Mondi plc	25,901	696,170

		2,104,105

Spain - 2.7%
Abertis Infraestructuras SA	17,160	384,692
Amadeus IT Group SA	23,361	1,728,787
Banco Bilbao Vizcaya Argentaria SA	371,978	2,945,906

INVESTMENTS	SHARES	VALUE
Spain - 2.7% (continued)
Banco Santander SA	461,204	$3,018,755
Endesa SA	63,425	1,397,265
Mapfre SA	801,027	2,665,005

		12,140,410

Sweden - 2.8%
Atlas Copco AB, Class B	6,481	253,055
Boliden AB	49,112	1,728,174
Electrolux AB, Series B	85,552	2,701,691
Essity AB, Class B *	24,061	666,807
Hexagon AB, Class B	6,823	407,258
Investor AB, Class B	9,454	419,980
Sandvik AB	62,054	1,136,905
SKF AB, Class B	8,792	180,122
Swedish Match AB	42,878	1,943,133
Telefonaktiebolaget LM Ericsson, Class B	83,473	531,553
Volvo AB, Class B	146,415	2,680,035

		12,648,713

Switzerland - 8.1%
ABB Ltd. (Registered)	122,802	2,920,011
Adecco Group AG (Registered)	53,868	3,837,020
Coca-Cola HBC AG *	76,543	2,832,602
Ferguson plc	3,224	242,477
Nestle SA (Registered)	120,741	9,543,552
Novartis AG (Registered)	23,837	1,927,957
Partners Group Holding AG	2,259	1,680,977
Roche Holding AG	25,284	5,800,077
Sika AG	482	3,780,883
Sonova Holding AG (Registered)	2,349	373,451
STMicroelectronics NV	15,860	352,944
Swatch Group AG (The)	404	178,263
Swiss Life Holding AG (Registered) *	2,130	759,063
Swiss Re AG	5,091	519,622
Zurich Insurance Group AG *	4,935	1,627,871

		36,376,770

United Kingdom - 12.6%
3i Group plc	29,271	353,297
Ashtead Group plc	56,782	1,548,260
Associated British Foods plc	85,066	2,974,037
Aviva plc	102,145	712,879
Barclays plc	2,006,033	5,861,842
Barratt Developments plc	262,490	1,953,271
Berkeley Group Holdings plc	18,363	976,169
BP plc	27,931	188,397
British Land Co. plc (The), REIT	28,168	253,916
BT Group plc	588,180	1,877,359
easyJet plc	33,485	754,816
Fiat Chrysler Automobiles NV *	80,262	1,637,047
GKN plc	77,863	504,697
Hammerson plc, REIT	24,134	181,928
HSBC Holdings plc	20,070	188,472
International Consolidated Airlines Group SA	296,506	2,567,109
ITV plc	57,018	115,420
Land Securities Group plc, REIT	21,547	283,493
Legal & General Group plc	66,268	240,106
Lloyds Banking Group plc	8,078,914	7,348,794

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United Kingdom - 12.6% (continued)
London Stock Exchange Group plc	8,751	$506,707
Next plc	7,336	490,404
Old Mutual plc	57,049	191,964
Persimmon plc	130,054	4,615,908
Randgold Resources Ltd.	1,836	152,528
RELX NV	25,248	523,363
RELX plc	31,122	639,303
Rio Tinto Ltd.	12,593	713,422
Rio Tinto plc	73,906	3,750,290
Royal Bank of Scotland Group plc *	766,166	2,787,176
Royal Mail plc	416,581	3,161,759
RSA Insurance Group plc	30,956	274,068
Sky plc	35,934	654,433
Smith & Nephew plc	25,972	485,858
SSE plc	46,543	834,951
Standard Life Aberdeen plc	281,930	1,423,093
Tate & Lyle plc	96,853	739,728
Taylor Wimpey plc	776,589	2,011,908
Travis Perkins plc	11,095	192,366
Unilever plc	31,121	1,726,050
Vodafone Group plc	179,961	492,379

		56,888,967

United States - 0.3%
Shire plc	25,194	1,253,901

TOTAL COMMON STOCKS (Cost $350,583,279)		394,130,845

SHORT-TERM INVESTMENTS - 11.3%

Investment Companies - 11.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (c)(d)	11,087,703	11,087,703
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.56% (c)(d)	2,756,617	2,756,617
Limited Purpose Cash Investment Fund, 1.53% (c)	36,832,845	36,825,479

TOTAL SHORT-TERM INVESTMENTS (Cost $50,666,139)		50,669,799

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.9% (Cost $401,249,418)		444,800,644

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1% (e)		5,055,107

NET ASSETS - 100.0%		$449,855,751

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$57,884,723	12.9%
Consumer Staples	26,594,292	5.9
Energy	14,741,680	3.3
Financials	65,722,921	14.6
Health Care	33,241,378	7.4
Industrials	75,222,740	16.7
Information Technology	40,200,294	8.9
Materials	44,592,778	9.9
Real Estate	17,960,520	4.0
Telecommunication Services	9,559,780	2.1
Utilities	8,409,739	1.9
Short-Term Investments	50,669,799	11.3

Total Investments In Securities At Value	444,800,644	98.9
Other Assets in Excess of Liabilities (e)	5,055,107	1.1

Net Assets	$449,855,751	100.0%

*	Non-income producing security.
(a)	Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2018 amounted to $217, which represents approximately 0.00% of net assets of the fund.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $6,256,108, which represents approximately 1.39% of net assets of the fund.
(c)	Represents 7-day effective yield as of March 31, 2018.
(d)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contracts outstanding as of March 31, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Australia Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Australian Bank-Bill Swap Reference Rate (“BBR”) plus or minus a specified spread (-0.10%)	Monthly	JPMC	06/20/2018	AUD	(1,375,187)	$36,438
MSCI Netherlands Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.80%)	Monthly	JPMC	06/20/2018	EUR	(1,714,369)	35,730
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.15%)	Increases in total return of reference entity	Monthly	JPMC	06/25/2018	JPY	1,176,817,235	74,039
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the STIBOR plus or minus a specified spread (-4.50%)	Monthly	JPMC	06/20/2018	SEK	(16,458,349)	36,240
Swiss Market Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	06/15/2018	CHF	(22,868,020)	387,626
Swiss Market Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	06/15/2018	CHF	(6,275,810)	53,913

								623,986

Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	04/27/2018	HKD	103,672,500	(38,743)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	HKD	19,532,500	(27,861)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-2.00%)	Increases in total return of reference entity	Monthly	JPMC	06/22/2018	EUR	3,343,589	(45,239)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	JPMC	06/25/2018	SGD	133,956	$ (3,757)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	JPMC	06/25/2018	SGD	1,895,417	(23,175)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	JPMC	06/25/2018	SGD	129,400	(226)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	JPMC	06/25/2018	SGD	334,399	(4,567)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the STIBOR plus or minus a specified spread (-4.50%)	Monthly	JPMC	06/20/2018	SEK	(1,250,104)	(2,817)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the STIBOR plus or minus a specified spread (-4.50%)	Monthly	JPMC	06/20/2018	SEK	(800,641)	(86)

								(146,471)

								$477,515

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Hang Seng Index	76	4/2018	HKD	$14,549,926	$(177,545)
MSCI Singapore Index	25	4/2018	SGD	751,630	10,363
DAX Index	43	6/2018	EUR	16,030,872	(263,539)
FTSE 100 Index	20	6/2018	GBP	1,962,376	20,859
FTSE/MIB Index	111	6/2018	EUR	14,991,698	(256,229)
TOPIX Index	289	6/2018	JPY	46,620,789	515,046

					(151,045)

Short Contracts
Amsterdam Exchange Index	(17)	4/2018	EUR	(2,208,904)	3,299
CAC 40 10 Euro Index	(97)	4/2018	EUR	(6,152,084)	42,335
IBEX 35 Index	(114)	4/2018	EUR	(13,425,787)	116,272
OMXS30 Index	(516)	4/2018	SEK	(9,417,998)	188,234
SPI 200 Index	(142)	6/2018	AUD	(15,639,648)	585,712

					935,852

					$784,807

Forward foreign currency contracts outstanding as of March 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
GBP	397,600	USD	552,571	CITG	6/20/2018	$7,115
GBP	596,400	USD	828,858	JPMC	6/20/2018	10,673
JPY	3,039,819,240	USD	28,641,521	CITG	6/20/2018	77,375
JPY	4,559,728,860	USD	42,962,335	JPMC	6/20/2018	116,009
NZD	2,389,600	USD	1,725,204	CITG	6/20/2018	1,315
NZD	3,584,400	USD	2,587,810	JPMC	6/20/2018	1,969
SGD	1,045,720	USD	795,153	CITG	6/20/2018	3,871
SGD	1,568,580	USD	1,192,731	JPMC	6/20/2018	5,806
USD	3,144,371	AUD	4,058,800	CITG	6/20/2018	26,393
USD	4,716,551	AUD	6,088,200	JPMC	6/20/2018	39,583
USD	13,253,836	CHF	12,356,720	CITG	6/20/2018	241,105
USD	19,880,729	CHF	18,535,080	JPMC	6/20/2018	361,633
USD	348,146	DKK	2,085,600	CITG	6/20/2018	1,849
USD	522,219	DKK	3,128,400	JPMC	6/20/2018	2,773
USD	23,065,759	EUR	18,547,177	CITG	6/20/2018	109,788
USD	34,598,596	EUR	27,820,766	JPMC	6/20/2018	164,639
USD	247,614	GBP	174,400	CITG	6/20/2018	2,118
USD	371,420	GBP	261,600	JPMC	6/20/2018	3,176
USD	708,821	HKD	5,534,000	CITG	6/20/2018	1,851
USD	1,063,230	HKD	8,301,000	JPMC	6/20/2018	2,776
USD	1,964	ILS	6,800	CITG	6/20/2018	16
USD	2,945	ILS	10,200	JPMC	6/20/2018	23
USD	3,461,018	JPY	362,964,800	CITG	6/20/2018	31,883
USD	5,191,520	JPY	544,447,200	JPMC	6/20/2018	47,819

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	5,047,006	SEK	41,038,802	CITG	6/20/2018	$ 102,844
USD	7,570,498	SEK	61,558,198	JPMC	6/20/2018	154,256

Total unrealized appreciation						1,518,658

AUD	24,217,236	USD	18,912,023	CITG	6/20/2018	(308,294)
AUD	36,325,864	USD	28,367,918	JPMC	6/20/2018	(462,318)
CHF	768,000	USD	816,469	CITG	6/20/2018	(7,696)
CHF	1,152,000	USD	1,224,705	JPMC	6/20/2018	(11,545)
DKK	970,800	USD	161,958	CITG	6/20/2018	(765)
DKK	1,456,200	USD	242,938	JPMC	6/20/2018	(1,147)
EUR	7,292,800	USD	9,044,998	CITG	6/20/2018	(18,649)
EUR	10,939,200	USD	13,567,514	JPMC	6/20/2018	(27,991)
GBP	5,665,600	USD	8,005,925	CITG	6/20/2018	(30,663)
GBP	8,498,400	USD	12,008,903	JPMC	6/20/2018	(46,010)
HKD	12,297,600	USD	1,575,808	CITG	6/20/2018	(4,787)
HKD	18,446,400	USD	2,363,715	JPMC	6/20/2018	(7,183)
ILS	3,014,002	USD	871,883	CITG	6/20/2018	(8,467)
ILS	4,520,998	USD	1,307,824	JPMC	6/20/2018	(12,702)
JPY	1,013,273,080	USD	9,627,822	CITG	6/20/2018	(54,855)
JPY	1,519,909,620	USD	14,441,751	JPMC	6/20/2018	(82,302)
NZD	2,988,400	USD	2,179,083	CITG	6/20/2018	(19,922)
NZD	4,482,600	USD	3,268,629	JPMC	6/20/2018	(29,889)
SEK	3,036,400	USD	371,328	CITG	6/20/2018	(5,518)
SEK	4,554,600	USD	556,993	JPMC	6/20/2018	(8,276)
SGD	347,600	USD	266,058	CITG	6/20/2018	(460)
SGD	521,400	USD	399,087	JPMC	6/20/2018	(691)
USD	2,461,939	EUR	2,001,063	CITG	6/20/2018	(14,791)
USD	3,692,903	EUR	3,001,594	JPMC	6/20/2018	(22,191)
USD	12,398,443	GBP	8,890,684	CITG	6/20/2018	(116,653)
USD	18,597,627	GBP	13,336,016	JPMC	6/20/2018	(175,002)
USD	11,861	SGD	15,600	CITG	6/20/2018	(59)
USD	17,792	SGD	23,400	JPMC	6/20/2018	(88)

Total unrealized depreciation						(1,478,914)

Net unrealized appreciation						$39,744

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$8,599,260	$8,599,260

CITG
Investment Companies	140,051	—	140,051

JPMC
Investment Companies	10,899,658	—	10,899,658

GSIN
Cash	(310,000)	—	(310,000)
Investment Companies	2,756,617	—	2,756,617

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 129.8%

COMMON STOCKS - 124.8%

Aerospace & Defense - 5.4%
Boeing Co. (The) (a)	890	$291,813
Esterline Technologies Corp. *	639	46,743
General Dynamics Corp.	45	9,940
Huntington Ingalls Industries, Inc.	459	118,312
L3 Technologies, Inc.	168	34,944
Lockheed Martin Corp.	156	52,717
Northrop Grumman Corp.	132	46,084
Raytheon Co.	502	108,342
Spirit AeroSystems Holdings, Inc., Class A (a)	2,465	206,320
Teledyne Technologies, Inc. *	145	27,140

		942,355

Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	148	9,368
FedEx Corp.	415	99,646

		109,014

Airlines - 1.4%
Delta Air Lines, Inc.	1,031	56,509
JetBlue Airways Corp. *	2,182	44,338
Southwest Airlines Co.	1,675	95,944
United Continental Holdings, Inc. *	732	50,852

		247,643

Auto Components - 1.1%
BorgWarner, Inc.	66	3,315
Lear Corp. (a)	1,010	187,951

		191,266

Automobiles - 0.9%
General Motors Co.	2,712	98,554
Thor Industries, Inc.	463	53,324

		151,878

Banks - 7.6%
Bank of America Corp. (a)	4,467	133,965
BankUnited, Inc.	537	21,469
Citigroup, Inc.	1,670	112,725
Citizens Financial Group, Inc.	1,710	71,786
Comerica, Inc.	285	27,340
JPMorgan Chase & Co. (a)	2,596	285,482
KeyCorp	2,648	51,768
M&T Bank Corp.	189	34,844
PNC Financial Services Group, Inc. (The) (a)	1,080	163,339
Popular, Inc.	2,101	87,444
Regions Financial Corp.	3,842	71,384
Synovus Financial Corp.	1,008	50,340
TCF Financial Corp.	2,313	52,760
US Bancorp	503	25,402
Wells Fargo & Co.	2,549	133,593

		1,323,641

Beverages - 0.8%
Boston Beer Co., Inc. (The), Class A *	65	12,288
Constellation Brands, Inc., Class A	294	67,009
PepsiCo, Inc.	488	53,265

		132,562

INVESTMENTS	SHARES	VALUE
Biotechnology - 5.9%
AbbVie, Inc.	1,337	$126,547
Alexion Pharmaceuticals, Inc. *	630	70,220
Amgen, Inc.	637	108,596
Biogen, Inc. *	345	94,468
Celgene Corp. *(a)	1,934	172,532
Exelixis, Inc. *	3,663	81,135
Gilead Sciences, Inc. (a)	2,232	168,271
Regeneron Pharmaceuticals, Inc. *	176	60,607
United Therapeutics Corp. *	538	60,450
Vertex Pharmaceuticals, Inc. *	532	86,705

		1,029,531

Building Products - 1.1%
Armstrong World Industries, Inc. *	952	53,598
Masco Corp.	343	13,871
Owens Corning	1,626	130,730

		198,199

Capital Markets - 2.7%
Ameriprise Financial, Inc.	421	62,283
BGC Partners, Inc., Class A	922	12,401
BlackRock, Inc.	104	56,339
Federated Investors, Inc., Class B	697	23,280
Franklin Resources, Inc.	2,850	98,838
Goldman Sachs Group, Inc. (The)	105	26,445
Invesco Ltd.	1,410	45,134
Moody’s Corp.	115	18,550
Morgan Stanley	40	2,158
Nasdaq, Inc.	392	33,798
S&P Global, Inc.	152	29,041
State Street Corp.	88	8,776
T. Rowe Price Group, Inc.	511	55,173

		472,216

Chemicals - 4.5%
Cabot Corp.	731	40,731
Celanese Corp., Series A	1,171	117,346
Chemours Co. (The)	437	21,286
Eastman Chemical Co.	818	86,364
Huntsman Corp.	3,108	90,909
LyondellBasell Industries NV, Class A (a)	1,950	206,076
Minerals Technologies, Inc.	48	3,214
Monsanto Co.	251	29,289
Olin Corp.	3,228	98,099
PolyOne Corp.	881	37,460
Westlake Chemical Corp.	383	42,571
WR Grace & Co.	118	7,225

		780,570

Commercial Services & Supplies - 0.7%
Herman Miller, Inc.	2,081	66,488
KAR Auction Services, Inc.	469	25,420
Waste Management, Inc.	247	20,777

		112,685

Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	2,898	124,295
F5 Networks, Inc. *	360	52,060
Juniper Networks, Inc.	1,393	33,892

		210,247

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Construction & Engineering - 0.6%
EMCOR Group, Inc.	954	$74,345
KBR, Inc.	2,170	35,133

		109,478

Consumer Finance - 0.5%
Capital One Financial Corp.	555	53,180
Discover Financial Services	406	29,204

		82,384

Diversified Consumer Services - 0.0% (b)
Graham Holdings Co., Class B	6	3,614

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *(a)	1,237	246,757

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	706	25,169
Verizon Communications, Inc.	2,216	105,969

		131,138

Electric Utilities - 2.4%
American Electric Power Co., Inc.	1,515	103,914
Edison International	137	8,721
Entergy Corp.	561	44,196
Exelon Corp. (a)	5,821	227,077
OGE Energy Corp.	1,070	35,064

		418,972

Electrical Equipment - 0.4%
Eaton Corp. plc	590	47,147
Emerson Electric Co.	250	17,075

		64,222

Electronic Equipment, Instruments & Components - 1.9%
Avnet, Inc.	1,521	63,517
CDW Corp.	527	37,053
Dolby Laboratories, Inc., Class A	693	44,047
FLIR Systems, Inc.	513	25,655
IPG Photonics Corp. *	105	24,505
Jabil, Inc.	1,999	57,431
TE Connectivity Ltd.	389	38,861
Trimble, Inc. *	108	3,875
Zebra Technologies Corp., Class A *	276	38,417

		333,361

Energy Equipment & Services - 0.4%
Halliburton Co.	829	38,913
Superior Energy Services, Inc. *	4,092	34,496

		73,409

Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	223	32,411
AvalonBay Communities, Inc.	34	5,592
Boston Properties, Inc.	183	22,549
Crown Castle International Corp.	212	23,237
Digital Realty Trust, Inc.	220	23,184
Equinix, Inc.	25	10,454
Equity Residential	274	16,884
GGP, Inc.	1,090	22,301
Host Hotels & Resorts, Inc.	507	9,450

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 2.8% (continued)
Prologis, Inc.	751	$47,305
Public Storage	325	65,127
Realty Income Corp.	977	50,540
SBA Communications Corp. *	80	13,674
Simon Property Group, Inc.	340	52,479
Ventas, Inc.	772	38,237
Welltower, Inc.	595	32,386
Weyerhaeuser Co.	578	20,230

		486,040

Food & Staples Retailing - 1.0%
CVS Health Corp.	208	12,940
Walgreens Boots Alliance, Inc.	82	5,368
Walmart, Inc. (a)	1,776	158,011

		176,319

Food Products - 1.0%
Archer-Daniels-Midland Co.	1,631	70,737
Blue Buffalo Pet Products, Inc. *	62	2,468
Bunge Ltd.	81	5,989
Ingredion, Inc.	227	29,265
Sanderson Farms, Inc.	132	15,711
Tyson Foods, Inc., Class A	660	48,305

		172,475

Gas Utilities - 0.5%
UGI Corp.	1,870	83,065

Health Care Equipment & Supplies - 2.9%
Align Technology, Inc. *	369	92,667
Baxter International, Inc. (a)	2,674	173,917
Boston Scientific Corp. *	759	20,736
Danaher Corp.	451	44,157
Globus Medical, Inc., Class A *	468	23,316
Hill-Rom Holdings, Inc.	149	12,963
Intuitive Surgical, Inc. *	138	56,970
Medtronic plc	857	68,749
Varian Medical Systems, Inc. *	28	3,434

		496,909

Health Care Providers & Services - 3.5%
Aetna, Inc.	206	34,814
Centene Corp. *	559	59,740
Cigna Corp.	23	3,858
Express Scripts Holding Co. *	375	25,905
Humana, Inc.	444	119,361
McKesson Corp.	773	108,893
Molina Healthcare, Inc. *	608	49,357
UnitedHealth Group, Inc.	540	115,560
WellCare Health Plans, Inc. *	451	87,327

		604,815

Hotels, Restaurants & Leisure - 3.3%
Carnival Corp.	966	63,350
Darden Restaurants, Inc.	434	36,998
Extended Stay America, Inc.	2,366	46,776
Hilton Grand Vacations, Inc. *	1,961	84,362
Hyatt Hotels Corp., Class A	323	24,632
International Game Technology plc	1,320	35,284
Las Vegas Sands Corp.	1,691	121,583

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - 3.3% (continued)
Royal Caribbean Cruises Ltd.	815	$95,958
Starbucks Corp.	259	14,993
Wyndham Worldwide Corp.	78	8,926
Wynn Resorts Ltd.	175	31,913

		564,775

Household Durables - 1.6%
DR Horton, Inc.	1,895	83,077
NVR, Inc. *	26	72,800
PulteGroup, Inc.	63	1,858
Toll Brothers, Inc.	136	5,882
Tupperware Brands Corp.	214	10,353
Whirlpool Corp.	692	105,952

		279,922

Household Products - 0.2%
Procter & Gamble Co. (The)	383	30,364

Independent Power and Renewable Electricity Producers - 0.0% (b)
Vistra Energy Corp. *	156	3,250

Industrial Conglomerates - 0.3%
General Electric Co.	147	1,981
Honeywell International, Inc.	390	56,359

		58,340

Insurance - 4.9%
Aflac, Inc.	2,360	103,273
Allstate Corp. (The)	1,082	102,573
Assurant, Inc.	121	11,061
Assured Guaranty Ltd.	2,723	98,573
Everest Re Group Ltd.	34	8,732
FNF Group (a)	3,911	156,518
Hanover Insurance Group, Inc. (The)	184	21,692
Lincoln National Corp.	488	35,653
Prudential Financial, Inc.	1,083	112,145
Reinsurance Group of America, Inc.	372	57,288
Travelers Cos., Inc. (The)	580	80,539
Unum Group	1,299	61,845

		849,892

Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. *(a)	297	429,860
Booking Holdings, Inc. *	26	54,090
Expedia Group, Inc.	230	25,394
Liberty Expedia Holdings, Inc., Class A *	156	6,128
Liberty Interactive Corp. QVC Group, Class A *	2,447	61,591
Netflix, Inc. *	224	66,159

		643,222

Internet Software & Services - 6.1%
Akamai Technologies, Inc. *	780	55,364
Alphabet, Inc., Class A *(a)	209	216,762
Alphabet, Inc., Class C *(a)	194	200,167
eBay, Inc. *	1,832	73,720
Facebook, Inc., Class A *(a)	2,064	329,807
IAC/InterActiveCorp *(a)	1,030	161,071
Twitter, Inc. *	1,042	30,229

		1,067,120

INVESTMENTS	SHARES	VALUE
IT Services - 4.4%
Accenture plc, Class A	25	$3,838
Booz Allen Hamilton Holding Corp.	217	8,402
Cognizant Technology Solutions Corp., Class A	1,150	92,575
Convergys Corp.	1,841	41,643
DST Systems, Inc.	38	3,179
DXC Technology Co.	1,088	109,377
International Business Machines Corp. (a)	1,414	216,950
MAXIMUS, Inc.	560	37,374
PayPal Holdings, Inc. *	1,004	76,173
Science Applications International Corp.	589	46,413
Total System Services, Inc.	1,406	121,282

		757,206

Leisure Products - 0.3%
Brunswick Corp.	793	47,096

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	714	47,767
Bruker Corp.	2,126	63,610
Charles River Laboratories International, Inc. *	375	40,028
QIAGEN NV *	1,524	49,240
Thermo Fisher Scientific, Inc.	100	20,646

		221,291

Machinery - 3.4%
AGCO Corp.	685	44,422
Allison Transmission Holdings, Inc.	333	13,007
Caterpillar, Inc.	126	18,570
Crane Co.	792	73,450
Cummins, Inc.	655	106,169
Ingersoll-Rand plc	1,138	97,310
ITT, Inc.	1,934	94,727
Oshkosh Corp.	754	58,262
PACCAR, Inc.	462	30,571
Terex Corp.	956	35,764
Timken Co. (The)	352	16,051
WABCO Holdings, Inc. *	67	8,969

		597,272

Media - 2.0%
Comcast Corp., Class A	4,114	140,575
John Wiley & Sons, Inc., Class A	540	34,398
News Corp., Class A	1,027	16,227
Time Warner, Inc.	454	42,939
Twenty-First Century Fox, Inc., Class A	666	24,436
Walt Disney Co. (The)	822	82,562

		341,137

Metals & Mining - 1.7%
Alcoa Corp. *	2,237	100,575
Freeport-McMoRan, Inc. *	4,045	71,071
Newmont Mining Corp.	90	3,516
Reliance Steel & Aluminum Co.	493	42,270
Steel Dynamics, Inc.	1,491	65,932
Worthington Industries, Inc.	224	9,614

		292,978

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Multiline Retail - 0.3%
Big Lots, Inc.	280	$12,188
Target Corp.	639	44,366

		56,554

Multi-Utilities - 3.0%
Ameren Corp.	1,242	70,335
CenterPoint Energy, Inc.	2,385	65,349
Consolidated Edison, Inc.	1,672	130,316
DTE Energy Co.	208	21,715
MDU Resources Group, Inc.	2,119	59,671
NorthWestern Corp.	903	48,581
Public Service Enterprise Group, Inc.	2,476	124,394

		520,361

Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	558	33,709
Apache Corp.	159	6,118
Cabot Oil & Gas Corp.	2,143	51,389
Chevron Corp.	432	49,265
ConocoPhillips	766	45,416
CONSOL Energy, Inc. *	3,039	88,040
Devon Energy Corp.	1,856	59,002
Energen Corp. *	182	11,441
EQT Corp.	559	26,558
Exxon Mobil Corp.	1,590	118,630
HollyFrontier Corp.	697	34,055
Marathon Oil Corp.	2,076	33,486
Marathon Petroleum Corp.	1,234	90,218
Pioneer Natural Resources Co.	96	16,491
QEP Resources, Inc. *	2,199	21,528
Southwestern Energy Co. *	12,430	53,822
Valero Energy Corp.	952	88,317
World Fuel Services Corp.	2,911	71,465

		898,950

Personal Products - 0.1%
Nu Skin Enterprises, Inc., Class A	178	13,120

Pharmaceuticals - 2.8%
Akorn, Inc. *	15	281
Bristol-Myers Squibb Co.	529	33,459
Johnson & Johnson (a)	1,231	157,753
Merck & Co., Inc.	2,198	119,725
Pfizer, Inc. (a)	4,914	174,398

		485,616

Professional Services - 0.5%
ManpowerGroup, Inc.	191	21,984
Robert Half International, Inc.	1,123	65,011

		86,995

Road & Rail - 1.9%
CSX Corp.	799	44,512
Kansas City Southern	894	98,206
Norfolk Southern Corp.	732	99,391
Old Dominion Freight Line, Inc.	80	11,758
Ryder System, Inc.	111	8,080
Union Pacific Corp.	436	58,611

		320,558

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 6.7%
Applied Materials, Inc. (a)	3,005	$167,108
Broadcom Ltd.	200	47,130
Cavium, Inc. *	43	3,413
Cirrus Logic, Inc. *	296	12,026
First Solar, Inc. *	1,190	84,466
Intel Corp.	2,559	133,273
KLA-Tencor Corp.	541	58,974
Lam Research Corp.	306	62,167
Maxim Integrated Products, Inc.	1,049	63,171
Micron Technology, Inc. *(a)	3,755	195,786
NVIDIA Corp.	340	78,741
ON Semiconductor Corp. *	1,166	28,520
QUALCOMM, Inc.	622	34,465
Skyworks Solutions, Inc.	534	53,539
Teradyne, Inc.	866	39,585
Texas Instruments, Inc.	831	86,333
Versum Materials, Inc.	364	13,697

		1,162,394

Software - 7.1%
Activision Blizzard, Inc.	569	38,385
Adobe Systems, Inc. *	728	157,306
Cadence Design Systems, Inc. *	1,667	61,296
Citrix Systems, Inc. *	311	28,861
Dell Technologies, Inc., Class V *	382	27,966
Electronic Arts, Inc. *	243	29,461
Fortinet, Inc. *	603	32,309
Intuit, Inc.	191	33,110
Manhattan Associates, Inc. *	476	19,935
Microsoft Corp. (a)	4,948	451,604
Oracle Corp. (a)	4,639	212,234
Red Hat, Inc. *	238	35,583
Take-Two Interactive Software, Inc. *	70	6,845
Zynga, Inc., Class A *	28,813	105,455

		1,240,350

Specialty Retail - 2.0%
AutoZone, Inc. *	12	7,784
Best Buy Co., Inc.	1,625	113,734
Foot Locker, Inc.	763	34,747
Home Depot, Inc. (The)	410	73,078
Lowe’s Cos., Inc.	928	81,432
Michaels Cos., Inc. (The) *	1,035	20,400
Signet Jewelers Ltd.	525	20,223
TJX Cos., Inc. (The)	43	3,507

		354,905

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc. (a)	2,897	486,059
Hewlett Packard Enterprise Co.	2,164	37,957
HP, Inc.	2,509	54,997
Seagate Technology plc	176	10,300
Western Digital Corp.	1,235	113,953
Xerox Corp.	636	18,304

		721,570

Textiles, Apparel & Luxury Goods - 1.3%
Carter’s, Inc.	56	5,830
Deckers Outdoor Corp. *	590	53,118
Lululemon Athletica, Inc. *	65	5,793

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.3% (continued)
Michael Kors Holdings Ltd. *	1,882	$116,834
Skechers U.S.A., Inc., Class A *	1,233	47,951

		229,526

Tobacco - 1.0%
Altria Group, Inc.	1,123	69,985
Philip Morris International, Inc.	1,079	107,253

		177,238

Trading Companies & Distributors - 1.5%
HD Supply Holdings, Inc. *	2,383	90,411
MSC Industrial Direct Co., Inc., Class A	187	17,150
United Rentals, Inc. *	420	72,547
WESCO International, Inc. *	638	39,588
WW Grainger, Inc.	135	38,106

		257,802

TOTAL COMMON STOCKS (Cost $19,667,718)		21,664,569

EXCHANGE TRADED FUNDS - 3.1%
SPDR S&P 500 ETF Trust (Cost $550,863)	2,092	550,510

SHORT-TERM INVESTMENTS - 1.9%

Investment Companies - 1.9%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.55% (2)(c)	17,674	17,674
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.49% (2)(c)	70,696	70,696
Limited Purpose Cash Investment Fund, 1.53% (2)(c)	149,345	149,315
UBS Select Treasury Preferred Fund, Class I, 1.55% (2)(c)	88,370	88,370

TOTAL SHORT-TERM INVESTMENTS (Cost $326,040)		326,055

TOTAL LONG POSITIONS (Cost $20,544,621)		22,541,134

SHORT POSITIONS - (29.0)%

COMMON STOCKS - (29.0)%

Aerospace & Defense - (1.4)%
Arconic, Inc.	(431)	(9,931)
HEICO Corp.	(1,357)	(117,801)
TransDigm Group, Inc.	(396)	(121,548)

		(249,280)

Automobiles - (0.1)%
Tesla, Inc. *	(59)	(15,702)

Banks - (2.7)%
Bank of the Ozarks, Inc.	(1,495)	(72,164)
Chemical Financial Corp.	(1,511)	(82,621)
Home BancShares, Inc.	(1,407)	(32,094)
Sterling Bancorp	(5,726)	(129,121)
Texas Capital Bancshares, Inc. *	(171)	(15,373)

INVESTMENTS	SHARES	VALUE

Banks - (2.7)% (continued)
United Bankshares, Inc.	(3,987)	$(140,542)

		(471,915)

Biotechnology - (2.1)%
Agios Pharmaceuticals, Inc. *	(1,261)	(103,125)
Alkermes plc *	(1,334)	(77,319)
BioMarin Pharmaceutical, Inc. *	(392)	(31,779)
Incyte Corp. *	(594)	(49,498)
Intrexon Corp. *	(339)	(5,197)
Ionis Pharmaceuticals, Inc. *	(144)	(6,348)
Neurocrine Biosciences, Inc. *	(466)	(38,645)
OPKO Health, Inc. *	(3,167)	(10,039)
Seattle Genetics, Inc. *	(841)	(44,018)

		(365,968)

Capital Markets - (0.4)%
Charles Schwab Corp. (The)	(723)	(37,755)
MarketAxess Holdings, Inc.	(177)	(38,487)

		(76,242)

Chemicals - (1.1)%
Albemarle Corp.	(1,557)	(144,396)
Axalta Coating Systems Ltd. *	(1,101)	(33,239)
Platform Specialty Products Corp. *	(353)	(3,399)
Valvoline, Inc.	(596)	(13,190)

		(194,224)

Commercial Services & Supplies - (0.4)%
Stericycle, Inc. *	(1,097)	(64,207)

Communications Equipment - (0.5)%
Ciena Corp. *	(144)	(3,729)
ViaSat, Inc. *	(1,333)	(87,605)

		(91,334)

Construction & Engineering - 0.0% (b)
Granite Construction, Inc.	(91)	(5,083)

Containers & Packaging - (0.5)%
Ball Corp.	(2,045)	(81,207)
Sealed Air Corp.	(84)	(3,594)

		(84,801)

Diversified Telecommunication Services - (0.1)%
Zayo Group Holdings, Inc. *	(425)	(14,518)

Electric Utilities - (0.8)%
PPL Corp.	(4,778)	(135,170)

Electronic Equipment, Instruments & Components - (0.6)%
Belden, Inc.	(1,445)	(99,618)

Energy Equipment & Services - (1.2)%
Baker Hughes a GE Co.	(324)	(8,997)
Core Laboratories NV	(362)	(39,176)
Ensco plc, Class A	(10,376)	(45,551)
Rowan Cos. plc, Class A *	(781)	(9,013)
Transocean Ltd. *	(3,147)	(31,155)
Weatherford International plc *	(33,824)	(77,457)

		(211,349)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Food & Staples Retailing - (0.4)%
Casey’s General Stores, Inc.	(566)	$(62,130)

Food Products - (0.5)%
Hain Celestial Group, Inc. (The) *	(1,696)	(54,391)
Post Holdings, Inc. *	(98)	(7,424)
TreeHouse Foods, Inc. *	(525)	(20,092)

		(81,907)

Gas Utilities - 0.0% (b)
WGL Holdings, Inc.	(26)	(2,175)

Health Care Equipment & Supplies - (0.5)%
DexCom, Inc. *	(1,083)	(80,315)

Health Care Providers & Services - (1.5)%
Acadia Healthcare Co., Inc. *	(2,200)	(86,196)
Envision Healthcare Corp. *	(2,231)	(85,737)
LifePoint Health, Inc. *	(144)	(6,768)
Premier, Inc., Class A *	(2,599)	(81,375)

		(260,076)

Health Care Technology - (0.1)%
Medidata Solutions, Inc. *	(342)	(21,481)

Hotels, Restaurants & Leisure - (0.4)%
Scientific Games Corp., Class A *	(1,213)	(50,461)
Wendy’s Co. (The)	(1,385)	(24,307)

		(74,768)

Household Durables - (0.1)%
Lennar Corp., Class A	(349)	(20,570)
Tempur Sealy International, Inc. *	(51)	(2,310)

		(22,880)

Insurance - (0.2)%
Kemper Corp.	(734)	(41,838)

Internet Software & Services - (0.6)%
Pandora Media, Inc. *	(7,114)	(35,783)
Zillow Group, Inc., Class C *	(1,295)	(69,671)

		(105,454)

IT Services - (0.5)%
Gartner, Inc. *	(562)	(66,103)
Square, Inc., Class A *	(221)	(10,873)

		(76,976)

Leisure Products - (0.2)%
Mattel, Inc.	(2,035)	(26,760)

Life Sciences Tools & Services - (0.2)%
Syneos Health, Inc. *	(775)	(27,512)

Machinery - (1.3)%
Middleby Corp. (The) *	(344)	(42,584)
Wabtec Corp.	(2,278)	(185,429)

		(228,013)

Media - (1.2)%
Discovery Communications, Inc., Class A *	(3,767)	(80,727)
Liberty Broadband Corp., Class C *	(205)	(17,566)

INVESTMENTS	SHARES	VALUE
Media - (1.2)% (continued)
Meredith Corp.	(279)	$(15,010)
New York Times Co. (The), Class A	(4,050)	(97,605)

		(210,908)

Metals & Mining - (1.0)%
Allegheny Technologies, Inc. *	(3,774)	(89,368)
Compass Minerals International, Inc.	(608)	(36,662)
Royal Gold, Inc.	(424)	(36,409)
United States Steel Corp.	(256)	(9,009)

		(171,448)

Multi-Utilities - (0.4)%
Black Hills Corp.	(1,279)	(69,450)

Oil, Gas & Consumable Fuels - (3.9)%
Callon Petroleum Co. *	(9,258)	(122,576)
Centennial Resource Development, Inc., Class A *	(2,062)	(37,838)
Cheniere Energy, Inc. *	(2,490)	(133,090)
Chesapeake Energy Corp. *	(1,527)	(4,612)
Extraction Oil & Gas, Inc. *	(5,219)	(59,810)
Hess Corp.	(1,463)	(74,057)
Kinder Morgan, Inc.	(1,706)	(25,692)
Matador Resources Co. *	(563)	(16,839)
Noble Energy, Inc.	(958)	(29,027)
ONEOK, Inc.	(373)	(21,231)
Parsley Energy, Inc., Class A *	(845)	(24,497)
Range Resources Corp.	(993)	(14,438)
RSP Permian, Inc. *	(151)	(7,079)
SM Energy Co.	(2,035)	(36,691)
Targa Resources Corp.	(1,228)	(54,032)
WPX Energy, Inc. *	(425)	(6,282)

		(667,791)

Personal Products - (0.4)%
Coty, Inc., Class A	(4,083)	(74,719)

Pharmaceuticals - (0.5)%
Allergan plc	(110)	(18,512)
Prestige Brands Holdings, Inc. *	(2,085)	(70,306)

		(88,818)

Professional Services - 0.0% (b)
IHS Markit Ltd.*	(109)	(5,258)

Road & Rail - (0.2)%
Genesee & Wyoming, Inc., Class A *	(509)	(36,032)

Semiconductors & Semiconductor Equipment - (0.3)%
Advanced Micro Devices, Inc. *	(2,313)	(23,246)
Cree, Inc. *	(132)	(5,321)
Cypress Semiconductor Corp.	(185)	(3,137)
Integrated Device Technology, Inc. *	(659)	(20,139)
Microchip Technology, Inc.	(41)	(3,746)

		(55,589)

Software - (1.0)%
Atlassian Corp. plc, Class A (Australia) *	(461)	(24,857)
FireEye, Inc. *	(1,310)	(22,178)
Guidewire Software, Inc. *	(297)	(24,006)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Software - (1.0)% (continued)
Tyler Technologies, Inc. *	(28)	$(5,907)
Ultimate Software Group, Inc. (The) *	(291)	(70,917)
Workday, Inc., Class A *	(134)	(17,033)

		(164,898)

Specialty Retail - (1.6)%
Advance Auto Parts, Inc.	(431)	(51,095)
AutoNation, Inc. *	(547)	(25,589)
CarMax, Inc. *	(964)	(59,710)
L Brands, Inc.	(1,984)	(75,809)
Office Depot, Inc.	(15,480)	(33,282)
Penske Automotive Group, Inc.	(797)	(35,331)

		(280,816)

Trading Companies & Distributors - (0.1)%
NOW, Inc. *	(1,457)	(14,891)

TOTAL COMMON STOCKS (Proceeds $(5,195,153))		(5,032,314)

TOTAL SHORT POSITIONS (Proceeds $(5,195,153))		(5,032,314)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.8% (Cost $15,349,468)		17,508,820

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%		(145,346)

NET ASSETS - 100.0%		$17,363,474

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,232,061	12.9%
Consumer Staples	483,323	2.8
Energy	93,220	0.5
Exchange Traded Funds	550,510	3.1
Financials	2,384,895	13.7
Health Care	1,993,990	11.5
Industrials	2,501,799	14.4
Information Technology	4,898,378	28.2
Materials	623,075	3.6
Real Estate	486,040	2.8
Telecommunication Services	116,620	0.7
Utilities	818,854	4.7
Short-Term Investments	326,055	1.9

Total Investments In Securities At Value	17,508,820	100.8
Liabilities in Excess of Other Assets	(145,346)	(0.8)

Net Assets	$17,363,474	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $5,547,514.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2018.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Abbreviations

SPDR - Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 129.1%

COMMON STOCKS - 125.4%

Aerospace & Defense - 2.4%
AAR Corp.	63	$2,779
Curtiss-Wright Corp. (a)	161	21,746
Engility Holdings, Inc. *	37	903
Esterline Technologies Corp. *(a)	177	12,947
Moog, Inc., Class A *	159	13,103
Vectrus, Inc. *	1,015	37,799

		89,277

Air Freight & Logistics - 0.2%
Hub Group, Inc., Class A *	190	7,952

Airlines - 0.2%
Allegiant Travel Co.	14	2,415
Hawaiian Holdings, Inc.	54	2,090
SkyWest, Inc.	80	4,352

		8,857

Auto Components - 3.2%
American Axle & Manufacturing Holdings, Inc. *	451	6,864
Cooper-Standard Holdings, Inc. *	88	10,807
Dana, Inc. (a)	838	21,587
Modine Manufacturing Co. *	385	8,143
Standard Motor Products, Inc.	55	2,616
Stoneridge, Inc. *	801	22,108
Tenneco, Inc.	196	10,755
Tower International, Inc.	1,278	35,464

		118,344

Banks - 7.5%
1st Source Corp. (a)	416	21,058
BancFirst Corp.	85	4,513
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	185	5,272
Bancorp, Inc. (The) *	1,362	14,710
Berkshire Hills Bancorp, Inc.	118	4,478
Cathay General Bancorp	109	4,358
Central Pacific Financial Corp.	236	6,716
City Holding Co.	55	3,771
Community Trust Bancorp, Inc.	88	3,978
Customers Bancorp, Inc. *	231	6,734
Eagle Bancorp, Inc. *(a)	244	14,603
Enterprise Financial Services Corp.	134	6,285
FB Financial Corp. *	214	8,686
Financial Institutions, Inc.	365	10,804
First Bancorp/PR *	3,587	21,594
First Busey Corp.	169	5,023
First Citizens BancShares, Inc., Class A (a)	36	14,877
Fulton Financial Corp.	233	4,136
Great Southern Bancorp, Inc.	229	11,438
Hanmi Financial Corp.	468	14,391
Heartland Financial USA, Inc.	99	5,252
Heritage Financial Corp.	44	1,346
Hilltop Holdings, Inc.	361	8,469
IBERIABANK Corp.	37	2,886
Independent Bank Corp./MI	520	11,908
International Bancshares Corp. (a)	365	14,198

INVESTMENTS	SHARES	VALUE
Banks - 7.5% (continued)
Investors Bancorp, Inc.	203	$2,769
National Bank Holdings Corp., Class A	37	1,230
National Commerce Corp. *	126	5,487
OFG Bancorp	542	5,664
Opus Bank	20	560
Peapack Gladstone Financial Corp.	123	4,107
Sandy Spring Bancorp, Inc.	131	5,078
TriCo Bancshares	117	4,355
Triumph Bancorp, Inc. *	164	6,757
United Community Banks, Inc.	153	4,842
Wintrust Financial Corp.	19	1,635

		273,968

Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	5	863
National Beverage Corp.	129	11,484

		12,347

Biotechnology - 6.8%
Acorda Therapeutics, Inc. *	289	6,835
Amicus Therapeutics, Inc. *	215	3,234
AnaptysBio, Inc. *	28	2,914
Array BioPharma, Inc. *	252	4,113
Axovant Sciences Ltd. *	685	911
BioSpecifics Technologies Corp. *	236	10,464
Bluebird Bio, Inc. *	55	9,391
Blueprint Medicines Corp. *	10	917
Calithera Biosciences, Inc. *	690	4,347
Catalyst Pharmaceuticals, Inc. *	2,484	5,937
Clovis Oncology, Inc. *	52	2,746
Conatus Pharmaceuticals, Inc. *	303	1,779
Concert Pharmaceuticals, Inc. *	600	13,740
Curis, Inc. *	1,175	768
CytomX Therapeutics, Inc. *	56	1,593
Eagle Pharmaceuticals, Inc. *	80	4,215
Emergent BioSolutions, Inc. *(a)	282	14,847
Enanta Pharmaceuticals, Inc. *(a)	192	15,535
Esperion Therapeutics, Inc. *	20	1,447
Exact Sciences Corp. *	168	6,776
FibroGen, Inc. *	147	6,791
Genomic Health, Inc. *	259	8,104
Halozyme Therapeutics, Inc. *	187	3,663
Idera Pharmaceuticals, Inc. *	294	541
ImmunoGen, Inc. *	150	1,578
Insmed, Inc. *	120	2,702
Kura Oncology, Inc. *	115	2,156
Ligand Pharmaceuticals, Inc. *	26	4,294
Momenta Pharmaceuticals, Inc. *	219	3,975
Myriad Genetics, Inc. *(a)	505	14,923
Otonomy, Inc. *	939	3,944
PDL BioPharma, Inc. *	6,433	18,913
Pieris Pharmaceuticals, Inc. *	861	5,872
Portola Pharmaceuticals, Inc. *	71	2,319
Prothena Corp. plc (Ireland) *	48	1,762
PTC Therapeutics, Inc. *	53	1,434
Puma Biotechnology, Inc. *	41	2,790
REGENXBIO, Inc. *	192	5,731
Repligen Corp. *	91	3,292
Sage Therapeutics, Inc. *(a)	109	17,557

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 6.8% (continued)
Sangamo Therapeutics, Inc. *	144	$2,736
Sarepta Therapeutics, Inc. *	90	6,668
Spectrum Pharmaceuticals, Inc. *(a)	1,058	17,023

		251,277

Building Products - 3.3%
Builders FirstSource, Inc. *(a)	689	13,670
Continental Building Products, Inc. *(a)	743	21,213
CSW Industrials, Inc. *	238	10,722
JELD-WEN Holding, Inc. *	106	3,246
Masonite International Corp. *	158	9,693
NCI Building Systems, Inc. *(a)	2,339	41,400
PGT Innovations, Inc. *	459	8,560
Ply Gem Holdings, Inc. *	35	756
Simpson Manufacturing Co., Inc.	136	7,832
Universal Forest Products, Inc.	126	4,089

		121,181

Capital Markets - 1.0%
BrightSphere Investment Group plc	118	1,860
Diamond Hill Investment Group, Inc.	4	826
Evercore, Inc., Class A	90	7,848
Financial Engines, Inc.	124	4,340
INTL. FCStone, Inc. *	203	8,664
Investment Technology Group, Inc.	298	5,883
Oppenheimer Holdings, Inc., Class A	182	4,686
Waddell & Reed Financial, Inc., Class A	39	788

		34,895

Chemicals - 4.9%
A Schulman, Inc.	44	1,892
AdvanSix, Inc. *(a)	574	19,964
American Vanguard Corp.	174	3,515
FutureFuel Corp.	1,552	18,608
Hawkins, Inc.	59	2,074
HB Fuller Co.	19	945
Ingevity Corp. *	59	4,348
Innophos Holdings, Inc.	84	3,378
Innospec, Inc.	34	2,332
Koppers Holdings, Inc. *	82	3,370
Kraton Corp. *	201	9,590
Kronos Worldwide, Inc.	481	10,871
OMNOVA Solutions, Inc. *	1,954	20,517
PolyOne Corp.	248	10,545
Stepan Co.	78	6,488
Tredegar Corp.	111	1,992
Trinseo SA (a)	476	35,248
Tronox Ltd., Class A	226	4,167
Valhi, Inc . (a)	3,274	19,840

		179,684

Commercial Services & Supplies - 2.8%
Brady Corp., Class A	73	2,712
Brink’s Co. (The) (a)	220	15,697
Ennis, Inc.	218	4,295
Heritage-Crystal Clean, Inc. *	686	16,155
Herman Miller, Inc.	208	6,646
Interface, Inc. (a)	759	19,127
McGrath RentCorp	28	1,503
SP Plus Corp. *	299	10,645

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - 2.8% (continued)
Steelcase, Inc., Class A	663	$9,017
Viad Corp.	192	10,070
VSE Corp.	163	8,430

		104,297

Communications Equipment - 1.4%
ADTRAN, Inc.	412	6,407
Aerohive Networks, Inc. *	3,561	14,386
Applied Optoelectronics, Inc. *	110	2,757
EMCORE Corp. *	1,058	6,031
Extreme Networks, Inc. *	519	5,745
Finisar Corp. *	288	4,553
NETGEAR, Inc. *	118	6,750
Ribbon Communications, Inc. *	531	2,708
Viavi Solutions, Inc. *	81	787

		50,124

Construction & Engineering - 2.3%
Argan, Inc.	491	21,088
Chicago Bridge & Iron Co. NV *	162	2,333
Comfort Systems USA, Inc.	103	4,249
EMCOR Group, Inc.	170	13,248
KBR, Inc.	717	11,608
MasTec, Inc. *	30	1,411
MYR Group, Inc. *	13	401
Primoris Services Corp. (a)	1,201	30,001

		84,339

Construction Materials - 0.1%
Summit Materials, Inc., Class A *	148	4,481

Consumer Finance - 0.8%
Enova International, Inc. *	354	7,806
FirstCash, Inc.	49	3,981
Green Dot Corp., Class A *	68	4,363
LendingClub Corp. *	451	1,578
Nelnet, Inc., Class A	53	2,778
Regional Management Corp. *	277	8,820

		29,326

Distributors - 0.0% (b)
Core-Mark Holding Co., Inc.	55	1,169

Diversified Consumer Services - 1.6%
Adtalem Global Education, Inc. *	96	4,565
American Public Education, Inc. *	520	22,360
Bridgepoint Education, Inc. *	2,235	15,064
Capella Education Co.	19	1,660
Career Education Corp. *	488	6,412
Grand Canyon Education, Inc. *	17	1,783
K12, Inc. *	428	6,069

		57,913

Diversified Telecommunication Services - 0.1%
Cincinnati Bell, Inc. *	128	1,773
IDT Corp., Class B *	403	2,527
Vonage Holdings Corp. *	58	617

		4,917

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Electric Utilities - 0.3%
Portland General Electric Co.	240	$9,722

Electrical Equipment - 0.6%
Atkore International Group, Inc. *	512	10,163
Babcock & Wilcox Enterprises, Inc. *	116	507
Encore Wire Corp.	74	4,196
EnerSys	68	4,717
Generac Holdings, Inc. *	48	2,204

		21,787

Electronic Equipment, Instruments & Components - 4.8%
Anixter International, Inc. *	162	12,272
AVX Corp.	627	10,377
Benchmark Electronics, Inc.	359	10,716
Control4 Corp. *	706	15,165
Electro Scientific Industries, Inc. *	825	15,947
ePlus, Inc. *(a)	187	14,530
FARO Technologies, Inc. *	49	2,862
Insight Enterprises, Inc. *(a)	479	16,731
Itron, Inc. *	8	572
KEMET Corp. *	929	16,843
Kimball Electronics, Inc. *	426	6,880
Methode Electronics, Inc.	63	2,463
Plexus Corp. *	65	3,882
Rogers Corp. *	85	10,161
Sanmina Corp. *(a)	639	16,710
ScanSource, Inc. *	203	7,217
SYNNEX Corp.	47	5,565
Systemax, Inc.	168	4,796
Tech Data Corp. *	7	596

		174,285

Energy Equipment & Services - 1.5%
Basic Energy Services, Inc. *	613	8,852
C&J Energy Services, Inc. *(a)	700	18,074
Fairmount Santrol Holdings, Inc. *	240	1,020
Helix Energy Solutions Group, Inc. *	315	1,824
Matrix Service Co. *	1,368	18,742
McDermott International, Inc. *	234	1,425
US Silica Holdings, Inc.	147	3,751

		53,688

Equity Real Estate Investment Trusts (REITs) - 1.7%
Agree Realty Corp.	104	4,996
Alexander & Baldwin, Inc.	69	1,596
Alexander’s, Inc.	8	3,050
DiamondRock Hospitality Co.	41	428
Four Corners Property Trust, Inc.	531	12,261
Front Yard Residential Corp.	77	774
GEO Group, Inc. (The)	115	2,354
Getty Realty Corp.	183	4,615
Mack-Cali Realty Corp.	618	10,327
PotlatchDeltic Corp.	32	1,665
QTS Realty Trust, Inc., Class A	32	1,159
Select Income REIT	452	8,805
Xenia Hotels & Resorts, Inc.	490	9,663

		61,693

Food & Staples Retailing - 0.1%
SpartanNash Co.	203	3,494

INVESTMENTS	SHARES	VALUE
Food Products - 1.2%
Darling Ingredients, Inc. *	748	$12,940
Dean Foods Co.	474	4,086
Fresh Del Monte Produce, Inc.	31	1,402
John B Sanfilippo & Son, Inc.	150	8,681
Sanderson Farms, Inc. (a)	129	15,354

		42,463

Gas Utilities - 0.4%
ONE Gas, Inc.	134	8,847
Southwest Gas Holdings, Inc. *	10	676
WGL Holdings, Inc.	68	5,688

		15,211

Health Care Equipment & Supplies - 4.0%
Analogic Corp.	29	2,781
AngioDynamics, Inc. *	159	2,743
Atrion Corp.	1	631
Cantel Medical Corp.	53	5,905
Cardiovascular Systems, Inc. *	180	3,947
ConforMIS, Inc. *	897	1,301
Cutera, Inc. *	181	9,095
Globus Medical, Inc., Class A *(a)	364	18,134
Haemonetics Corp. *	117	8,560
Inogen, Inc. *	73	8,967
Integer Holdings Corp. *	20	1,131
Lantheus Holdings, Inc. *	1,067	16,965
LeMaitre Vascular, Inc.	324	11,738
LivaNova plc *	14	1,239
Masimo Corp. *(a)	169	14,864
Meridian Bioscience, Inc.	59	838
Merit Medical Systems, Inc. *	74	3,356
Natus Medical, Inc. *	178	5,990
Novocure Ltd. *	334	7,281
NuVasive, Inc. *	51	2,663
OraSure Technologies, Inc. *	371	6,266
Orthofix International NV *	224	13,167

		147,562

Health Care Providers & Services - 3.7%
Aceto Corp.	1,328	10,093
AMN Healthcare Services, Inc. *	27	1,532
CorVel Corp. *	294	14,862
Cross Country Healthcare, Inc. *	375	4,166
Encompass Health Corp.	77	4,402
Kindred Healthcare, Inc. *	1,225	11,209
LHC Group, Inc. *	87	5,356
Magellan Health, Inc. *(a)	145	15,529
Molina Healthcare, Inc. *(a)	185	15,018
National HealthCare Corp.	63	3,757
Owens & Minor, Inc.	161	2,504
RadNet, Inc. *	1,792	25,805
Triple-S Management Corp., Class B *	766	20,023

		134,256

Health Care Technology - 1.4%
HealthStream, Inc.	629	15,618
HMS Holdings Corp. *	432	7,275
Quality Systems, Inc. *	1,117	15,247
Tabula Rasa HealthCare, Inc. *	337	13,076

		51,216

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - 3.7%
BJ’s Restaurants, Inc.	217	$9,743
Bloomin’ Brands, Inc.	377	9,154
Bojangles’, Inc. *	166	2,299
Boyd Gaming Corp.	256	8,156
Caesars Entertainment Corp. *	920	10,350
Cheesecake Factory, Inc. (The)	8	386
Dave & Buster’s Entertainment, Inc. *(a)	367	15,319
Del Frisco’s Restaurant Group, Inc. *	279	4,255
Drive Shack, Inc. *	2,042	9,761
Golden Entertainment, Inc. *	532	12,358
ILG, Inc.	119	3,702
International Speedway Corp., Class A	118	5,204
La Quinta Holdings, Inc. *	126	2,383
Marriott Vacations Worldwide Corp.	17	2,264
Monarch Casino & Resort, Inc. *	70	2,960
Penn National Gaming, Inc. *	483	12,684
Pinnacle Entertainment, Inc. *	83	2,502
RCI Hospitality Holdings, Inc.	118	3,350
Ruth’s Hospitality Group, Inc.	739	18,069
Texas Roadhouse, Inc.	30	1,733

		136,632

Household Durables - 3.5%
Beazer Homes USA, Inc. *	662	10,559
Century Communities, Inc. *	416	12,459
Ethan Allen Interiors, Inc.	103	2,364
Flexsteel Industries, Inc.	258	10,212
Hooker Furniture Corp.	243	8,918
KB Home	107	3,044
La-Z-Boy, Inc. (a)	741	22,193
M/I Homes, Inc. *	153	4,873
MDC Holdings, Inc.	42	1,173
Meritage Homes Corp. *	238	10,770
PICO Holdings, Inc. *	545	6,240
Taylor Morrison Home Corp., Class A *(a)	615	14,317
William Lyon Homes, Class A *	101	2,776
ZAGG, Inc. *	1,470	17,934

		127,832

Household Products - 0.1%
Central Garden & Pet Co., Class A *	126	4,991

Insurance - 3.7%
Ambac Financial Group, Inc. *	338	5,300
AMERISAFE, Inc.	19	1,050
Argo Group International Holdings Ltd.	187	10,734
CNO Financial Group, Inc. (a)	724	15,689
Employers Holdings, Inc. (a)	530	21,438
Enstar Group Ltd. *	12	2,523
Genworth Financial, Inc., Class A *	530	1,500
Health Insurance Innovations, Inc., Class A *	540	15,606
National Western Life Group, Inc., Class A	29	8,841
Safety Insurance Group, Inc.	101	7,762
Stewart Information Services Corp.	78	3,427
Third Point Reinsurance Ltd. *	1,706	23,799
United Fire Group, Inc.	8	383
Universal Insurance Holdings, Inc. (a)	573	18,279

		136,331

INVESTMENTS	SHARES	VALUE
Internet & Direct Marketing Retail - 1.3%
1-800-Flowers.com, Inc., Class A *	1,983	$23,400
FTD Cos., Inc. *	125	455
Groupon, Inc. *	4,133	17,937
PetMed Express, Inc.	79	3,298
Shutterfly, Inc. *	40	3,250

		48,340

Internet Software & Services - 4.8%
Appfolio, Inc., Class A *	243	9,927
Apptio, Inc., Class A *	106	3,004
Blucora, Inc. *	178	4,379
Box, Inc., Class A *	405	8,323
Brightcove, Inc. *	1,053	7,318
Care.com, Inc. *	796	12,951
Cars.com, Inc. *	107	3,031
CommerceHub, Inc., Series C *	130	2,924
Etsy, Inc. *(a)	503	14,114
Five9, Inc. *	89	2,651
GrubHub, Inc. *	118	11,974
Hortonworks, Inc. *	143	2,913
j2 Global, Inc.	66	5,209
Limelight Networks, Inc. *	257	1,056
LivePerson, Inc. *	707	11,560
Meet Group, Inc. (The) *	2,190	4,577
NIC, Inc.	38	505
Nutanix, Inc., Class A *	229	11,246
QuinStreet, Inc. *	518	6,615
Shutterstock, Inc. *	35	1,685
SPS Commerce, Inc. *	134	8,585
Stamps.com, Inc. *	39	7,841
Trade Desk, Inc. (The), Class A *	34	1,687
TrueCar, Inc. *	422	3,992
Web.com Group, Inc. *	189	3,421
XO Group, Inc. *	427	8,860
Yelp, Inc. *(a)	376	15,698

		176,046

IT Services - 2.0%
Blackhawk Network Holdings, Inc. *	29	1,296
CACI International, Inc., Class A *	4	605
Convergys Corp.	249	5,632
EPAM Systems, Inc. *	6	687
Everi Holdings, Inc. *	324	2,129
EVERTEC, Inc.	603	9,859
Hackett Group, Inc. (The)	630	10,118
MoneyGram International, Inc. *	967	8,336
Perficient, Inc. *	43	986
Science Applications International Corp.	9	709
Sykes Enterprises, Inc. *	235	6,801
Syntel, Inc. *	500	12,765
Travelport Worldwide Ltd.	909	14,853

		74,776

Leisure Products - 1.0%
Johnson Outdoors, Inc., Class A	139	8,618
MCBC Holdings, Inc. *	542	13,659
Nautilus, Inc. *	1,038	13,961

		36,238

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Life Sciences Tools & Services - 0.7%
Cambrex Corp. *	206	$10,774
Enzo Biochem, Inc. *	269	1,474
Medpace Holdings, Inc. *	289	10,089
PRA Health Sciences, Inc. *	43	3,567

		25,904

Machinery - 5.3%
Alamo Group, Inc. (a)	126	13,847
Astec Industries, Inc.	218	12,029
Barnes Group, Inc.	55	3,294
Briggs & Stratton Corp.	183	3,918
Columbus McKinnon Corp.	97	3,476
Commercial Vehicle Group, Inc. *	1,690	13,097
DMC Global, Inc.	106	2,835
EnPro Industries, Inc.	26	2,012
Global Brass & Copper Holdings, Inc.	583	19,501
Harsco Corp. *	438	9,045
Hyster-Yale Materials Handling, Inc. (a)	203	14,196
Kadant, Inc.	81	7,655
Kennametal, Inc.	60	2,410
Lydall, Inc. *	26	1,255
Manitowoc Co., Inc. (The) *	130	3,700
Meritor, Inc. *(a)	1,369	28,147
Milacron Holdings Corp.*	218	4,391
Mueller Industries, Inc.	138	3,610
Mueller Water Products, Inc., Class A	1,011	10,990
Rexnord Corp. *	81	2,404
Spartan Motors, Inc.	411	7,069
SPX Corp. *	113	3,670
Standex International Corp.	35	3,337
TriMas Corp. *	417	10,946
Wabash National Corp.	343	7,138
Woodward, Inc.	31	2,221

		196,193

Media - 1.0%
Entravision Communications Corp., Class A	4,447	20,901
Gannett Co., Inc.	374	3,732
MDC Partners, Inc., Class A *	733	5,278
MSG Networks, Inc., Class A *	309	6,983
tronc, Inc. *	31	509

		37,403

Metals & Mining - 2.4%
Century Aluminum Co. *	322	5,326
Cleveland-Cliffs, Inc. *	655	4,552
Commercial Metals Co.	432	8,839
Gold Resource Corp.	119	537
Kaiser Aluminum Corp. (a)	137	13,823
Materion Corp.	561	28,639
Olympic Steel, Inc.	232	4,758
Schnitzer Steel Industries, Inc., Class A	46	1,488
SunCoke Energy, Inc. *	1,243	13,375
Worthington Industries, Inc.	179	7,683

		89,020

Multiline Retail - 0.3%
Big Lots, Inc.	210	9,141

INVESTMENTS	SHARES	VALUE
Multi-Utilities - 0.5%
Avista Corp.	148	$7,585
Black Hills Corp.	80	4,344
NorthWestern Corp.	93	5,003

		16,932

Oil, Gas & Consumable Fuels - 5.2%
Abraxas Petroleum Corp. *	7,177	15,933
Arch Coal, Inc., Class A (a)	469	43,092
Bonanza Creek Energy, Inc. *	133	3,685
Delek US Energy, Inc.	135	5,494
Gener8 Maritime, Inc. *	75	424
Halcon Resources Corp. *	837	4,076
Midstates Petroleum Co., Inc. *	1,739	23,181
NACCO Industries, Inc., Class A	188	6,176
Overseas Shipholding Group, Inc., Class A *	8,096	22,993
Peabody Energy Corp. (a)	502	18,323
Penn Virginia Corp. *	298	10,442
REX American Resources Corp. *	92	6,698
SandRidge Energy, Inc. *	55	798
Ship Finance International Ltd. (Norway)	43	615
Ultra Petroleum Corp. *	248	1,034
W&T Offshore, Inc. *	6,099	27,018

		189,982

Paper & Forest Products - 1.6%
Boise Cascade Co.	162	6,253
KapStone Paper and Packaging Corp.	135	4,632
Louisiana-Pacific Corp. (a)	1,588	45,687
Schweitzer-Mauduit International, Inc.	21	822

		57,394

Personal Products - 0.3%
Natural Health Trends Corp.	621	11,805
USANA Health Sciences, Inc. *	9	773

		12,578

Pharmaceuticals - 2.8%
Assembly Biosciences, Inc. *	80	3,931
Catalent, Inc. *	224	9,198
Corcept Therapeutics, Inc. *	516	8,488
Depomed, Inc. *	410	2,702
Horizon Pharma plc *	342	4,856
Innoviva, Inc. *	352	5,868
Intersect ENT, Inc. *	33	1,297
MyoKardia, Inc. *	101	4,929
Nektar Therapeutics *(a)	230	24,440
Pacira Pharmaceuticals, Inc. *	160	4,984
Phibro Animal Health Corp., Class A	329	13,061
Supernus Pharmaceuticals, Inc. *	251	11,496
Zogenix, Inc. *	164	6,568

		101,818

Professional Services - 3.7%
Acacia Research Corp. *	2,301	8,054
Barrett Business Services, Inc.	182	15,084
CRA International, Inc.	142	7,425
Heidrick & Struggles International, Inc.	320	10,000
ICF International, Inc.	172	10,053
Insperity, Inc. (a)	333	23,160
Kelly Services, Inc., Class A	116	3,369

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Professional Services - 3.7% (continued)
Kforce, Inc.	381	$10,306
Navigant Consulting, Inc. *	774	14,892
RPX Corp.	1,677	17,927
TrueBlue, Inc. *(a)	541	14,012

		134,282

Real Estate Management & Development - 0.3%
HFF, Inc., Class A	191	9,493
Rafael Holdings, Inc., Class B *	202	977

		10,470

Road & Rail - 0.5%
ArcBest Corp.	354	11,346
Covenant Transportation Group, Inc., Class A *	83	2,476
YRC Worldwide, Inc. *	403	3,558

		17,380

Semiconductors & Semiconductor Equipment - 6.8%
Advanced Energy Industries, Inc. *(a)	213	13,611
Alpha & Omega Semiconductor Ltd. *	550	8,497
Ambarella, Inc. *	29	1,421
Amkor Technology, Inc. *(a)	1,306	13,230
Axcelis Technologies, Inc. *	258	6,347
AXT, Inc. *	841	6,097
Brooks Automation, Inc. (a)	638	17,277
Cabot Microelectronics Corp.	38	4,070
Cirrus Logic, Inc. *(a)	476	19,340
Cohu, Inc.	155	3,535
Entegris, Inc. (a)	657	22,864
FormFactor, Inc. *	1,559	21,280
Ichor Holdings Ltd. *	498	12,057
Lattice Semiconductor Corp. *	1,117	6,222
MKS Instruments, Inc.	57	6,592
Nanometrics, Inc. *	33	888
Photronics, Inc. *	1,381	11,393
Pixelworks, Inc. *	2,914	11,277
Rudolph Technologies, Inc. *	794	21,994
Semtech Corp. *	266	10,387
SunPower Corp. *	95	758
Synaptics, Inc. *	252	11,524
Ultra Clean Holdings, Inc. *	859	16,536
Veeco Instruments, Inc. *	106	1,802

		248,999

Software - 4.7%
8x8, Inc. *	459	8,560
A10 Networks, Inc. *	557	3,242
Aspen Technology, Inc. *(a)	186	14,674
Callidus Software, Inc. *	106	3,811
CommVault Systems, Inc. *	57	3,260
Glu Mobile, Inc. *	2,480	9,350
Imperva, Inc. *	121	5,239
MicroStrategy, Inc., Class A *(a)	111	14,318
Mitek Systems, Inc. *	1,602	11,855
MobileIron, Inc. *	2,416	11,959
Pegasystems, Inc.	159	9,643
Progress Software Corp.	228	8,767
Qualys, Inc. *(a)	189	13,750
RingCentral, Inc., Class A *	151	9,588
Rubicon Project, Inc. (The) *	384	691

INVESTMENTS	SHARES	VALUE
Software - 4.7% (continued)
Upland Software, Inc. *	30	$864
Varonis Systems, Inc. *	88	5,324
VASCO Data Security International, Inc. *	578	7,485
Verint Systems, Inc. *	274	11,672
Zendesk, Inc. *	93	4,452
Zix Corp. *	3,359	14,343

		172,847

Specialty Retail - 2.4%
American Eagle Outfitters, Inc.	232	4,624
America’s Car-Mart, Inc. *	16	807
Asbury Automotive Group, Inc. *	57	3,847
Cato Corp. (The), Class A	489	7,208
Chico’s FAS, Inc.	270	2,441
Children’s Place, Inc. (The)	33	4,463
Citi Trends, Inc.	765	23,646
Finish Line, Inc. (The), Class A	846	11,455
Francesca’s Holdings Corp. *	1,636	7,853
Genesco, Inc. *	78	3,167
Haverty Furniture Cos., Inc.	194	3,909
Hibbett Sports, Inc. *	137	3,281
Kirkland’s, Inc. *	152	1,473
Lumber Liquidators Holdings, Inc. *	153	3,660
Office Depot, Inc.	1,405	3,021
Tilly’s, Inc., Class A	70	791
Zumiez, Inc. *	44	1,051

		86,697

Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. *	697	3,164
Electronics For Imaging, Inc. *	127	3,471
Pure Storage, Inc., Class A *	397	7,920
Quantum Corp. *	2,034	7,404
Super Micro Computer, Inc. *	101	1,717

		23,676

Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. *	135	2,194
Deckers Outdoor Corp. *	44	3,961
Movado Group, Inc.	32	1,229
Perry Ellis International, Inc. *	489	12,616
Unifi, Inc. *	154	5,583
Vera Bradley, Inc. *	1,009	10,705

		36,288

Thrifts & Mortgage Finance - 3.2%
Dime Community Bancshares, Inc.	635	11,684
Essent Group Ltd. *	77	3,277
Federal Agricultural Mortgage Corp., Class C	14	1,218
First Defiance Financial Corp.	257	14,731
Flagstar Bancorp, Inc. *	199	7,045
MGIC Investment Corp. *(a)	2,695	35,035
Ocwen Financial Corp. *	166	684
PHH Corp. *	50	523
Radian Group, Inc. (a)	1,193	22,715
TrustCo Bank Corp.	1,176	9,937
Walker & Dunlop, Inc.	73	4,338
Washington Federal, Inc.	197	6,816

		118,003

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Tobacco - 0.1%
Vector Group Ltd.	100	$2,039

Trading Companies & Distributors - 2.7%
Applied Industrial Technologies, Inc.	63	4,593
Beacon Roofing Supply, Inc. *(a)	299	15,868
BMC Stock Holdings, Inc. *	164	3,206
CAI International, Inc. *	635	13,500
DXP Enterprises, Inc. *	48	1,870
GMS, Inc. *(a)	811	24,784
H&E Equipment Services, Inc.	55	2,117
Nexeo Solutions, Inc. *	606	6,484
Rush Enterprises, Inc., Class A *(a)	465	19,758
Titan Machinery, Inc. *	251	5,913
Triton International Ltd.	33	1,010

		99,103

Transportation Infrastructure - 0.2%
Wesco Aircraft Holdings, Inc. *	750	7,688

Water Utilities - 0.4%
American States Water Co.	134	7,110
SJW Group	145	7,643

		14,753

TOTAL COMMON STOCKS (Cost $4,382,074)		4,599,501

EXCHANGE TRADED FUNDS - 2.5%
iShares Russell 2000 ETF (Cost $91,397)	605	91,857

	NO. OF RIGHTS

RIGHTS - 0.0% (b)

Electrical Equipment - 0.0% (b)
Babcock & Wilcox Enterprises, Inc., (2)*	505	969

Media - 0.0% (b)
Media General, Inc., CVR (3)*(c)	112	2

TOTAL RIGHTS (Cost $33)		971

	SHARES

SHORT-TERM INVESTMENTS - 1.2%

Investment Companies - 1.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.55% (2)(d)	852	852
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.49% (2)(d)	3,390	3,390
Limited Purpose Cash Investment Fund, 1.53% (2)(d)	35,384	35,377
UBS Select Treasury Preferred Fund, Class I, 1.55% (2)(d)	4,260	4,260

TOTAL SHORT-TERM INVESTMENTS (Cost $43,875)		43,879

TOTAL LONG POSITIONS (Cost $4,517,379)		4,736,208

INVESTMENTS	SHARES	VALUE
SHORT POSITIONS - (29.0)%

COMMON STOCKS - (29.0)%

Aerospace & Defense - (0.9)%
Axon Enterprise, Inc. *	(119)	$(4,678)
KeyW Holding Corp. (The) *	(2,197)	(17,268)
Kratos Defense & Security Solutions, Inc. *	(590)	(6,071)
Mercury Systems, Inc. *	(133)	(6,427)

		(34,444)

Auto Components - (0.7)%
Fox Factory Holding Corp. *	(84)	(2,932)
Horizon Global Corp.*	(497)	(4,095)
Superior Industries International, Inc.	(1,409)	(18,740)

		(25,767)

Beverages - 0.0% (b)
MGP Ingredients, Inc.	(11)	(985)

Biotechnology - (0.7)%
Adamas Pharmaceuticals, Inc. *	(64)	(1,530)
Aduro Biotech, Inc. *	(236)	(2,195)
Agenus, Inc. *	(1,299)	(6,118)
Atara Biotherapeutics, Inc. *	(89)	(3,471)
Coherus Biosciences, Inc. *	(300)	(3,315)
Ironwood Pharmaceuticals, Inc. *	(127)	(1,960)
Lexicon Pharmaceuticals, Inc. *	(305)	(2,614)
MacroGenics, Inc. *	(53)	(1,333)
Ultragenyx Pharmaceutical, Inc. *	(43)	(2,192)

		(24,728)

Building Products - (0.6)%
AAON, Inc.	(115)	(4,485)
Advanced Drainage Systems, Inc.	(253)	(6,553)
Griffon Corp.	(556)	(10,147)

		(21,185)

Capital Markets - (0.4)%
Virtu Financial, Inc., Class A	(427)	(14,091)

Chemicals - (1.0)%
Balchem Corp.	(179)	(14,633)
Intrepid Potash, Inc. *	(1,493)	(5,434)
LSB Industries, Inc. *	(3,043)	(18,654)

		(38,721)

Commercial Services & Supplies - (2.1)%
Aqua Metals, Inc. *	(6,841)	(17,718)
Covanta Holding Corp.	(619)	(8,975)
Hudson Technologies, Inc. *	(2,193)	(10,833)
Mobile Mini, Inc.	(29)	(1,261)
Multi-Color Corp.	(98)	(6,473)
RR Donnelley & Sons Co.	(1,087)	(9,490)
Team, Inc. *	(913)	(12,554)
US Ecology, Inc.	(172)	(9,168)

		(76,472)

Communications Equipment - (0.8)%
Harmonic, Inc. *	(175)	(665)
Infinera Corp. *	(1,543)	(16,757)
Lumentum Holdings, Inc. *	(147)	(9,378)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Communications Equipment - (0.8)% (continued)
ViaSat, Inc. *	(29)	$(1,906)

		(28,706)

Construction & Engineering - (0.5)%
NV5 Global, Inc. *	(302)	(16,836)

Diversified Consumer Services - (0.1)%
Chegg, Inc.*	(215)	(4,442)

Diversified Telecommunication Services - (0.7)%
Consolidated Communications Holdings, Inc.	(910)	(9,974)
Globalstar, Inc. *	(5,544)	(3,811)
Iridium Communications, Inc. *	(248)	(2,790)
ORBCOMM, Inc. *	(861)	(8,068)

		(24,643)

Electrical Equipment - (0.1)%
Vivint Solar, Inc. *	(871)	(3,179)

Electronic Equipment, Instruments & Components - (0.7)%
Belden, Inc.	(16)	(1,103)
Mesa Laboratories, Inc.	(110)	(16,328)
MicroVision, Inc. *	(2,800)	(3,164)
PCM, Inc.*	(642)	(5,329)

		(25,924)

Energy Equipment & Services - (2.5)%
Bristow Group, Inc. *	(264)	(3,432)
Dril-Quip, Inc. *	(216)	(9,677)
Forum Energy Technologies, Inc. *	(1,026)	(11,286)
Frank’s International NV	(2,455)	(13,331)
Noble Corp. plc *	(2,341)	(8,685)
Oil States International, Inc. *	(272)	(7,126)
Rowan Cos. plc, Class A *	(625)	(7,213)
SEACOR Marine Holdings, Inc.*	(1,609)	(30,603)

		(91,353)

Equity Real Estate Investment Trusts (REITs) - (0.7)%
Bluerock Residential Growth REIT, Inc.	(2,145)	(18,232)
New Senior Investment Group, Inc.	(215)	(1,759)
Pennsylvania REIT	(310)	(2,992)
Preferred Apartment Communities, Inc., Class A	(213)	(3,022)

		(26,005)

Food & Staples Retailing - (0.1)%
Chefs’ Warehouse, Inc. (The) *	(114)	(2,622)

Food Products - (0.6)%
B&G Foods, Inc.	(20)	(474)
Freshpet, Inc. *	(281)	(4,622)
Hostess Brands, Inc. *	(1,174)	(17,364)

		(22,460)

Health Care Equipment & Supplies - (0.7)%
AtriCure, Inc. *	(290)	(5,951)
Endologix, Inc. *	(1,753)	(7,415)
GenMark Diagnostics, Inc. *	(2,306)	(12,545)

		(25,911)

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - (1.3)%
BioScrip, Inc. *	(4,922)	$(12,108)
BioTelemetry, Inc. *	(563)	(17,481)
Capital Senior Living Corp. *	(1,558)	(16,749)
Community Health Systems, Inc. *	(280)	(1,109)

		(47,447)

Health Care Technology - (0.6)%
Castlight Health, Inc., Class B *	(531)	(1,938)
Evolent Health, Inc., Class A *	(284)	(4,047)
Teladoc, Inc. *	(449)	(18,095)

		(24,080)

Hotels, Restaurants & Leisure - (0.5)%
Dine Brands Global, Inc.	(215)	(14,100)
Shake Shack, Inc., Class A *	(70)	(2,914)

		(17,014)

Household Durables - (0.1)%
Universal Electronics, Inc. *	(81)	(4,216)

Independent Power and Renewable Electricity Producers - 0.0% (b)
TerraForm Power, Inc., Class A	(63)	(676)

Insurance - 0.0% (b)
HCI Group, Inc.	(34)	(1,297)

Internet Software & Services - (0.4)%
Benefitfocus, Inc. *	(54)	(1,317)
Endurance International Group Holdings, Inc. *	(87)	(644)
Gogo, Inc. *	(768)	(6,628)
GTT Communications, Inc. *	(108)	(6,124)
Internap Corp. *	(42)	(462)

		(15,175)

IT Services - (0.6)%
Unisys Corp. *	(1,430)	(15,373)
Virtusa Corp. *	(131)	(6,348)

		(21,721)

Leisure Products - (0.1)%
Vista Outdoor, Inc. *	(165)	(2,693)

Life Sciences Tools & Services - (0.3)%
NanoString Technologies, Inc. *	(105)	(789)
NeoGenomics, Inc. *	(1,122)	(9,155)
Pacific Biosciences of California, Inc. *	(712)	(1,460)

		(11,404)

Machinery - (0.1)%
Energy Recovery, Inc.*	(371)	(3,050)

Media - (0.4)%
Cogint, Inc. *	(1,212)	(3,030)
EW Scripps Co. (The), Class A	(435)	(5,216)
Liberty Media Corp.-Liberty Braves, Class C *	(91)	(2,077)
Nexstar Media Group, Inc., Class A	(49)	(3,258)

		(13,581)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Metals & Mining - (1.9)%
Allegheny Technologies, Inc. *	(351)	$(8,312)
Coeur Mining, Inc. *	(857)	(6,856)
Hecla Mining Co.	(7,247)	(26,596)
Klondex Mines Ltd. (Canada) *	(8,495)	(19,963)
TimkenSteel Corp. *	(551)	(8,370)

		(70,097)

Oil, Gas & Consumable Fuels - (3.4)%
Ardmore Shipping Corp. (Ireland) *	(407)	(3,093)
Callon Petroleum Co. *	(1,129)	(14,948)
Carrizo Oil & Gas, Inc. *	(501)	(8,016)
Clean Energy Fuels Corp. *	(3,549)	(5,856)
DHT Holdings, Inc.	(921)	(3,131)
Dorian LPG Ltd. *	(504)	(3,775)
Eclipse Resources Corp. *	(5,262)	(7,577)
EP Energy Corp., Class A *	(1,470)	(1,970)
Golar LNG Ltd.	(39)	(1,067)
Green Plains, Inc.	(950)	(15,960)
HighPoint Resources Corp. *	(425)	(2,159)
Jones Energy, Inc., Class A *	(2,171)	(1,737)
Matador Resources Co. *	(342)	(10,229)
PDC Energy, Inc. *	(62)	(3,040)
Resolute Energy Corp. *	(293)	(10,153)
Ring Energy, Inc. *	(398)	(5,711)
Scorpio Tankers, Inc. (Monaco)	(4,744)	(9,298)
SemGroup Corp., Class A	(766)	(16,393)
Teekay Tankers Ltd., Class A	(1,165)	(1,386)

		(125,499)

Pharmaceuticals - (0.8)%
Aclaris Therapeutics, Inc. *	(164)	(2,873)
Aerie Pharmaceuticals, Inc. *	(22)	(1,194)
Aratana Therapeutics, Inc. *	(481)	(2,121)
Clearside Biomedical, Inc. *	(304)	(3,262)
Corium International, Inc. *	(207)	(2,374)
Dermira, Inc. *	(358)	(2,860)
Medicines Co. (The) *	(117)	(3,854)
Ocular Therapeutix, Inc. *	(397)	(2,585)
Revance Therapeutics, Inc. *	(93)	(2,864)
Teligent, Inc. *	(192)	(645)
TherapeuticsMD, Inc. *	(176)	(857)
WaVe Life Sciences Ltd. *	(77)	(3,088)

		(28,577)

Professional Services - (0.8)%
Red Violet, Inc. *	(162)	(986)
WageWorks, Inc. *	(72)	(3,254)
Willdan Group, Inc. *	(895)	(25,373)

		(29,613)

Road & Rail - (0.1)%
Hertz Global Holdings, Inc. *	(160)	(3,176)

Semiconductors & Semiconductor Equipment - (0.8)%
CyberOptics Corp. *	(265)	(4,770)
Inphi Corp. *	(169)	(5,087)
Kopin Corp. *	(1,016)	(3,170)
MaxLinear, Inc. *	(274)	(6,233)
PDF Solutions, Inc. *	(886)	(10,331)

		(29,591)

INVESTMENTS	SHARES	VALUE
Software - (0.2)%
PROS Holdings, Inc. *	(193)	$(6,371)
Synchronoss Technologies, Inc. *	(62)	(654)

		(7,025)

Specialty Retail - (0.7)%
Ascena Retail Group, Inc. *	(2,743)	(5,513)
Barnes & Noble Education, Inc. *	(275)	(1,895)
Boot Barn Holdings, Inc. *	(64)	(1,135)
Conn’s, Inc. *	(67)	(2,278)
Guess?, Inc.	(218)	(4,521)
MarineMax, Inc. *	(121)	(2,354)
Party City Holdco, Inc. *	(155)	(2,418)
Tailored Brands, Inc.	(101)	(2,531)
Vitamin Shoppe, Inc. *	(734)	(3,193)

		(25,838)

Technology Hardware, Storage & Peripherals - (0.1)%
Immersion Corp. *	(444)	(5,306)

Textiles, Apparel & Luxury Goods - (0.3)%
Fossil Group, Inc. *	(62)	(788)
G-III Apparel Group Ltd. *	(240)	(9,043)

		(9,831)

Thrifts & Mortgage Finance - (1.2)%
LendingTree, Inc. *	(6)	(1,969)
Meta Financial Group, Inc.	(376)	(41,059)

		(43,028)

Trading Companies & Distributors - (0.4)%
SiteOne Landscape Supply, Inc. *	(210)	(16,178)

TOTAL COMMON STOCKS (Proceeds $(1,066,361))		(1,064,587)

TOTAL SHORT POSITIONS (Proceeds $(1,066,361))		(1,064,587)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.1% (Cost $3,451,018)		3,671,621

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(2,192)

NET ASSETS - 100.0%		$3,669,429

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$592,619	16.1%
Consumer Staples	51,844	1.4
Energy	26,818	0.7
Exchange Traded Funds	91,857	2.5
Financials	534,106	14.6
Health Care	549,886	15.0
Industrials	689,170	18.8
Information Technology	787,305	21.5
Materials	221,761	6.0
Real Estate	46,158	1.3
Telecommunication Services	(19,725)	(0.5)
Utilities	55,943	1.5
Short-Term Investments	43,879	1.2

Total Investments In Securities At Value	3,671,621	100.1
Liabilities in Excess of Other Assets	(2,192)	(0.1)

Net Assets	$3,669,429	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,164,590.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2018 amounted to $2, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of March 31, 2018.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 126.7%

COMMON STOCKS - 123.4%

Australia - 9.3%
AGL Energy Ltd.	10,911	$182,875
Ansell Ltd.	9,730	190,479
Aurizon Holdings Ltd.	95,855	314,471
Australia & New Zealand Banking Group Ltd.	16,269	338,612
BHP Billiton Ltd.	13,029	288,794
BHP Billiton plc	21,680	428,466
BlueScope Steel Ltd.	29,583	348,049
Caltex Australia Ltd.	6,008	145,941
CIMIC Group Ltd.	960	33,041
Cochlear Ltd.	135	18,960
Crown Resorts Ltd.	15,142	148,711
CSL Ltd.	164	19,758
Dexus, REIT	14,983	107,889
Fortescue Metals Group Ltd.	5,126	17,268
Goodman Group, REIT	5,489	35,690
Iluka Resources Ltd.	4,299	35,290
LendLease Group	56,001	750,808
Macquarie Group Ltd.	2,534	202,054
Mirvac Group, REIT	12,917	21,467
National Australia Bank Ltd.	11,074	244,476
Newcrest Mining Ltd.	25,486	384,395
Orica Ltd.	18,937	260,661
Origin Energy Ltd. *	6,780	45,755
Qantas Airways Ltd.	115,976	523,232
QBE Insurance Group Ltd.	48,518	361,980
Scentre Group, REIT	9,453	27,895
South32 Ltd.	116,419	292,581
Star Entertainment Grp Ltd. (The)	25,329	103,687
Suncorp Group Ltd.	15,907	164,056
Vicinity Centres, REIT	11,571	21,507
Wesfarmers Ltd.	871	27,911
Woodside Petroleum Ltd.	3,531	80,074
Woolworths Group Ltd.	925	18,775

		6,185,608

Belgium - 2.1%
Ageas	3,973	205,025
Bekaert SA	3,013	128,377
bpost SA	965	21,802
KBC Group NV	4,166	362,771
Solvay SA	428	59,483
UCB SA (a)	7,635	621,782

		1,399,240

Chile - 0.2%
Antofagasta plc	11,509	148,798

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	138,400	128,903

Denmark - 3.2%
Danske Bank A/S	4,097	153,508
Dfds A/S	1,229	69,211
DSV A/S	245	19,342
GN Store Nord A/S (a)	19,998	709,286
H Lundbeck A/S	1,344	75,488
Jyske Bank A/S (Registered)	2,299	136,686

INVESTMENTS	SHARES	VALUE

Denmark - 3.2% (continued)
Novo Nordisk A/S, Class B (a)	14,172	$697,062
Rockwool International A/S, Class B	256	76,259
TDC A/S *	4,611	38,209
Vestas Wind Systems A/S	1,986	142,102

		2,117,153

Finland - 1.9%
Fortum OYJ	9,667	207,676
Kesko OYJ, Class B	546	31,271
Kone OYJ, Class B	382	19,065
Neste OYJ(a)	6,741	469,208
Stora Enso OYJ, Class R	1,081	19,876
UPM-Kymmene OYJ *(a)	14,479	536,791

		1,283,887

France - 11.9%
Aeroports de Paris	512	111,545
Airbus SE	168	19,447
Amundi SA (b)	2,068	166,075
Arkema SA	433	56,528
Atos SE	2,385	326,767
BioMerieux	1,335	109,950
BNP Paribas SA (a)	6,379	473,071
Bouygues SA	3,535	177,239
Capgemini SE	2,081	259,656
Cie de Saint-Gobain (a)	9,638	508,935
Cie Generale des Etablissements Michelin SCA (a)	4,334	641,617
Cie Plastic Omnium SA	450	21,570
CNP Assurances	868	21,912
Credit Agricole SA	1,145	18,669
Dassault Systemes SE	187	25,431
Eiffage SA	171	19,475
Elior Group SA (b)	2,826	61,474
Engie SA (a)	39,814	664,834
Eutelsat Communications SA	7,474	148,138
Faurecia SA	589	47,660
Hermes International	45	26,674
Imerys SA	192	18,659
Kering SA	253	121,343
Klepierre SA, REIT	785	31,641
LVMH Moet Hennessy Louis Vuitton SE	64	19,723
Natixis SA	2,267	18,601
Orange SA	2,011	34,183
Peugeot SA (a)	32,926	792,838
Renault SA	3,004	364,529
Safran SA	2,183	231,681
Sanofi (a)	11,708	939,450
Schneider Electric SE	222	19,550
SEB SA	99	18,936
Societe BIC SA	413	41,055
Societe Generale SA	3,155	171,349
Sodexo SA	155	15,600
Sopra Steria Group	412	84,093
Teleperformance	143	22,176
Thales SA	1,225	149,234
TOTAL SA (a)	8,277	474,435
Ubisoft Entertainment SA *	988	83,616
Unibail-Rodamco SE, REIT	841	192,208

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
France - 11.9% (continued)
Veolia Environnement SA	1,447	$34,377
Vinci SA	1,164	114,648

		7,900,592

Germany - 11.5%
Allianz SE (Registered) (a)	1,827	413,007
Aurubis AG	2,114	177,667
BASF SE (a)	6,544	663,676
Bayer AG (Registered) (a)	2,674	301,450
Bayerische Motoren Werke AG	3,070	333,923
Beiersdorf AG	546	61,877
CECONOMY AG	6,832	78,549
Continental AG	237	65,462
Covestro AG (a)(b)	5,978	588,636
Deutsche Boerse AG	411	56,185
Deutsche Lufthansa AG (Registered)	3,377	107,954
Deutsche Post AG (Registered)	5,104	223,552
Deutsche Wohnen SE	222	10,359
Fresenius Medical Care AG & Co. KGaA	3,337	340,817
Fresenius SE & Co. KGaA	1,557	119,056
HeidelbergCement AG	1,012	99,421
Hella GmbH & Co. KGaA	1,554	102,302
HOCHTIEF AG	161	30,096
HUGO BOSS AG	285	24,828
Infineon Technologies AG (a)	16,776	451,161
Linde AG *	672	142,000
METRO AG	2,718	48,082
MTU Aero Engines AG	147	24,775
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	130	30,230
OSRAM Licht AG	1,430	105,230
Rheinmetall AG (a)	3,857	547,480
RWE AG *	10,285	254,227
Salzgitter AG	4,178	213,730
SAP SE (a)	4,682	491,525
Schaeffler AG (Preference)	13,856	213,992
Scout24 AG (b)	425	19,816
Siemens AG (Registered)	1,182	150,820
Software AG	6,133	321,503
STADA Arzneimittel AG	242	24,911
Suedzucker AG	3,700	62,776
Talanx AG	3,938	171,227
TUI AG	11,998	257,280
United Internet AG (Registered)	3,247	204,596
Vonovia SE	1,077	53,408
Wacker Chemie AG	360	59,160

		7,646,746

Hong Kong - 3.0%
CK Asset Holdings Ltd.	16,000	135,025
CK Hutchison Holdings Ltd.	1,500	18,023
CLP Holdings Ltd.	2,000	20,392
Galaxy Entertainment Group Ltd.	27,000	247,825
Hang Lung Properties Ltd.	36,000	84,493
Henderson Land Development Co. Ltd.	37,100	243,268
Hong Kong Exchanges & Clearing Ltd.	3,600	118,573
Kerry Properties Ltd.	9,000	40,698
Li & Fung Ltd.	388,000	191,275
Link REIT	2,000	17,143

INVESTMENTS	SHARES	VALUE
Hong Kong - 3.0% (continued)
New World Development Co. Ltd.	27,000	$38,482
Sino Land Co. Ltd.	68,000	110,218
SJM Holdings Ltd.	20,000	17,522
Sun Hung Kai Properties Ltd.	31,000	492,062
Wharf Holdings Ltd. (The)	41,000	141,954
Wharf Real Estate Investment Co. Ltd. *	3,000	19,609
Wheelock & Co. Ltd.	6,000	44,010
Yue Yuen Industrial Holdings Ltd.	8,500	34,055

		2,014,627

Italy - 3.0%
A2A SpA	31,337	59,943
Autogrill SpA	11,825	152,229
Azimut Holding SpA	1,774	38,133
DiaSorin SpA	1,107	99,716
Enel SpA	44,938	274,985
Eni SpA	25,000	440,382
Hera SpA	29,260	107,213
Intesa Sanpaolo SpA (a)	138,263	503,416
Luxottica Group SpA	56	3,479
Mediobanca Banca di Credito Finanziario SpA	17,771	208,923
Moncler SpA	2,445	93,052

		1,981,471

Japan - 29.9%
Aisin Seiki Co. Ltd. (1)	4,100	222,715
Alfresa Holdings Corp. (1)	7,300	162,459
Amada Holdings Co. Ltd. (1)	11,600	140,851
ANA Holdings, Inc. (1)	7,300	282,519
Aozora Bank Ltd. (1)	1,300	51,741
Asahi Glass Co. Ltd. (1)	2,300	95,216
Asahi Group Holdings Ltd. (1)	800	42,607
Asahi Intecc Co. Ltd. (1)	1,200	47,535
Asahi Kasei Corp. (1)	8,500	111,757
Astellas Pharma, Inc. (1)	29,700	450,503
Bandai Namco Holdings, Inc. (1)	5,700	187,223
Brother Industries Ltd. (1)	6,600	153,393
Canon Marketing Japan, Inc. (1)	2,800	75,628
Canon, Inc. (1)	2,800	101,390
Citizen Watch Co. Ltd. (1)	4,100	29,438
Credit Saison Co. Ltd. (1)	11,800	193,737
Daicel Corp. (1)	23,300	254,449
Daifuku Co. Ltd. (1)	2,000	119,731
Daiichi Sankyo Co. Ltd. (1)	500	16,569
Daiwa House Industry Co. Ltd. (1)	1,300	50,092
Disco Corp. (1)	200	43,137
Electric Power Development Co. Ltd. (1)	1,400	35,288
Ezaki Glico Co. Ltd. (1)	1,000	52,347
FANUC Corp. (1)	500	126,686
Fuji Electric Co. Ltd. (1)	9,000	61,238
FUJIFILM Holdings Corp. (1)	1,200	47,874
Fujitsu Ltd. (1)	39,000	240,000
GungHo Online Entertainment, Inc. (1)	25,000	85,052
Gunma Bank Ltd. (The) (1)	3,200	18,165
Haseko Corp. (1)	23,400	356,042
Hikari Tsushin, Inc. (1)	100	15,986
Hino Motors Ltd. (1)	8,800	113,220
Hitachi High-Technologies Corp. (1)	800	38,043

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Japan - 29.9% (continued)
Hitachi Ltd. (1)(a)	94,000	$680,937
Hoya Corp. (1)	6,700	334,040
ITOCHU Corp. (1)	3,800	73,800
Itochu Techno-Solutions Corp. (1)	2,800	58,603
Japan Airlines Co. Ltd. (1)(a)	22,800	917,527
Japan Post Holdings Co. Ltd. (1)	3,600	43,340
Japan Tobacco, Inc. (1)	1,100	31,696
JFE Holdings, Inc. (1)	15,000	302,171
JTEKT Corp. (1)	6,000	88,868
JXTG Holdings, Inc. (1)	47,900	289,772
Kajima Corp. (1)	35,000	324,656
Kamigumi Co. Ltd. (1)	11,000	245,628
Kao Corp. (1)	4,000	300,024
Keyence Corp. (1)	200	124,130
Kirin Holdings Co. Ltd. (1)	2,200	58,564
Koito Manufacturing Co. Ltd. (1)	600	41,615
Komatsu Ltd. (1)	600	20,001
Konami Holdings Corp. (1)	600	31,521
Kose Corp. (1)	500	104,647
Kuraray Co. Ltd. (1)	2,800	47,577
Kyocera Corp. (1)	3,500	197,491
Kyushu Railway Co. (1)	4,700	146,206
Lion Corp. (1)	3,400	68,476
Mabuchi Motor Co. Ltd. (1)	1,400	68,944
Marubeni Corp. (1)	28,500	206,214
Matsumotokiyoshi Holdings Co. Ltd. (1)	8,000	338,330
Mazda Motor Corp. (1)	3,100	40,977
McDonald’s Holdings Co. Japan Ltd. (1)	1,700	79,564
Mebuki Financial Group, Inc. (1)	57,300	220,250
Medipal Holdings Corp. (1)	1,400	28,683
MINEBEA MITSUMI, Inc. (1)	3,600	76,869
MISUMI Group, Inc. (1)	700	19,216
Mitsubishi Chemical Holdings Corp. (1)	16,600	160,766
Mitsubishi Corp. (1)	6,100	164,073
Mitsubishi Electric Corp. (1)	12,500	199,885
Mitsubishi Estate Co. Ltd. (1)	2,300	38,876
Mitsubishi Gas Chemical Co., Inc. (1)	1,400	33,538
Mitsubishi UFJ Financial Group, Inc. (1)	27,900	182,757
Mitsui & Co. Ltd. (1)	13,700	234,653
Mitsui Chemicals, Inc. (1)	600	18,918
Mitsui Fudosan Co. Ltd. (1)	1,600	38,818
Mizuho Financial Group, Inc. (1)	18,000	32,378
MS&AD Insurance Group Holdings, Inc. (1)	7,900	249,091
Nabtesco Corp. (1)	1,200	46,295
Nexon Co. Ltd. (1)*	22,200	367,201
NH Foods Ltd. (1)	1,000	40,976
NHK Spring Co. Ltd. (1)	25,300	267,492
Nikon Corp. (1)	1,400	24,946
Nintendo Co. Ltd. (1)	200	88,079
Nippon Electric Glass Co. Ltd. (1)	1,800	53,456
Nippon Express Co. Ltd. (1)	3,700	247,582
Nippon Shinyaku Co. Ltd. (1)	2,400	160,594
Nippon Telegraph & Telephone Corp. (1)	6,000	276,303
Nitori Holdings Co. Ltd. (1)	200	35,346
NOK Corp. (1)	4,500	87,374
NSK Ltd. (1)	1,600	21,443
NTT DOCOMO, Inc. (1)	5,100	130,202
Obayashi Corp. (1)	21,100	230,820
Omron Corp. (1)	5,400	317,692

INVESTMENTS	SHARES	VALUE
Japan - 29.9% (continued)
Oriental Land Co. Ltd. (1)	900	$91,899
ORIX Corp. (1)	10,900	192,226
Otsuka Corp. (1)	1,200	60,448
Panasonic Corp. (1)	12,600	180,110
Persol Holdings Co. Ltd. (1)	9,300	270,509
Pola Orbis Holdings, Inc. (1)	4,200	172,097
Recruit Holdings Co. Ltd. (1)	900	22,368
Resona Holdings, Inc. (1)	31,700	167,430
Rohm Co. Ltd. (1)	2,700	257,046
Ryohin Keikaku Co. Ltd. (1)	700	234,857
Sega Sammy Holdings, Inc. (1)	2,400	38,006
Seiko Epson Corp. (1)	1,700	30,212
Sekisui Chemical Co. Ltd. (1)	1,300	22,676
Seven & i Holdings Co. Ltd. (1)	1,300	55,761
Shikoku Electric Power Co., Inc. (1)	6,600	78,278
Shimadzu Corp. (1)	6,700	188,397
Shimamura Co. Ltd. (1)	800	100,070
Shimizu Corp. (1)	3,300	29,494
Shin-Etsu Chemical Co. Ltd. (1)	200	20,685
Shinsei Bank Ltd. (1)	1,200	18,450
Shionogi & Co. Ltd. (1)	3,600	185,777
Shiseido Co. Ltd. (1)	2,700	172,878
SMC Corp. (1)(a)	1,200	485,728
SoftBank Group Corp. (1)	1,700	127,015
Sojitz Corp. (1)	22,400	71,786
Sony Corp. (1)	4,300	207,958
Square Enix Holdings Co. Ltd. (1)	2,900	132,729
Start Today Co. Ltd. (1)	5,200	138,888
Subaru Corp. (1)	2,800	91,759
Sugi Holdings Co. Ltd. (1)	500	27,677
SUMCO Corp. (1)	1,100	28,843
Sumitomo Chemical Co. Ltd. (1)	21,000	122,363
Sumitomo Corp. (1)	1,800	30,297
Sumitomo Heavy Industries Ltd. (1)	4,900	185,814
Sumitomo Mitsui Financial Group, Inc. (1)	3,000	125,690
Suzuken Co. Ltd. (1)	600	24,783
Suzuki Motor Corp. (1)	3,900	210,018
Taiheiyo Cement Corp. (1)	500	18,162
Taisei Corp. (1)(a)	6,700	340,022
Terumo Corp. (1)	600	31,521
THK Co. Ltd. (1)	4,200	173,676
Tokyo Electron Ltd. (1)(a)	3,700	695,977
Toshiba Corp. (1)*	14,000	40,524
Tosoh Corp. (1)(a)	22,700	445,445
Toyo Suisan Kaisha Ltd. (1)	800	31,014
Toyota Boshoku Corp. (1)	1,200	24,630
Toyota Tsusho Corp. (1)	500	16,940
West Japan Railway Co. (1)	300	20,951
Yamaha Motor Co. Ltd. (1)	4,900	146,440

		19,968,846

Luxembourg - 0.4%
Aperam SA	3,181	152,324
ArcelorMittal	3,378	107,293

		259,617

Macau - 0.6%
Sands China Ltd.	10,400	56,517
Wynn Macau Ltd.	96,000	351,862

		408,379

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Malta - 0.5%
Kindred Group plc, SDR	24,452	$335,471

Netherlands - 7.1%
Aalberts Industries NV	454	23,136
ABN AMRO Group NV, CVA (b)	1,586	47,823
Aegon NV	33,312	224,750
Akzo Nobel NV	199	18,802
ASM International NV	3,891	284,524
ASML Holding NV	1,473	292,087
ASR Nederland NV (a)	15,011	641,842
ING Groep NV	15,785	266,375
Koninklijke Ahold Delhaize NV (a)	24,459	579,579
Koninklijke DSM NV	2,557	254,158
Koninklijke Philips NV (a)	15,151	580,162
NN Group NV	1,132	50,295
Philips Lighting NV (a)(b)	11,253	423,080
Randstad Holding NV	275	18,112
Royal Dutch Shell plc, Class A	13,881	439,174
Royal Dutch Shell plc, Class B	16,205	521,452
Wolters Kluwer NV	680	36,166

		4,701,517

Norway - 1.8%
Leroy Seafood Group ASA	55,123	342,277
Norsk Hydro ASA	30,218	179,244
Salmar ASA	5,735	236,142
Telenor ASA (a)	18,773	426,919

		1,184,582

Portugal - 0.1%
Galp Energia SGPS SA	3,177	59,914

Russia - 0.1%
Evraz plc	13,810	84,213

Singapore - 1.2%
DBS Group Holdings Ltd.	9,600	202,775
Genting Singapore plc	296,300	245,757
Golden Agri-Resources Ltd.	84,700	22,707
Oversea-Chinese Banking Corp. Ltd.	8,600	84,719
Singapore Airlines Ltd.	19,500	162,038
United Overseas Bank Ltd.	2,300	48,397

		766,393

South Africa - 0.1%
Investec plc	3,333	25,758
Mondi plc	1,761	47,333

		73,091

Spain - 3.8%
Abertis Infraestructuras SA	552	12,375
Acerinox SA	1,924	26,912
ACS Actividades de Construccion y Servicios SA	1,348	52,593
Amadeus IT Group SA	4,222	312,441
Banco Bilbao Vizcaya Argentaria SA (a)	61,640	488,162
Banco de Sabadell SA	30,468	62,320
Banco Santander SA	47,563	311,318
Bankinter SA	2,337	24,060

INVESTMENTS	SHARES	VALUE
Spain - 3.8% (continued)
Distribuidora Internacional de Alimentacion SA	19,767	$84,019
Endesa SA	16,446	362,309
Mapfre SA	53,799	178,988
Mediaset Espana Comunicacion SA	9,080	92,494
Melia Hotels International SA	8,389	118,753
Red Electrica Corp. SA	1,228	25,349
Repsol SA	20,419	362,961

		2,515,054

Sweden - 2.9%
Ahlsell AB (b)	3,576	22,554
Alfa Laval AB	807	19,124
Atlas Copco AB, Class B	307	11,987
Boliden AB	7,594	267,221
Electrolux AB, Series B	13,714	433,080
Essity AB, Class B *	12,008	332,780
Investor AB, Class B	1,119	49,710
Sandvik AB	6,294	115,314
SKF AB, Class B	1,050	21,511
SSAB AB, Class A *	25,970	147,005
Svenska Cellulosa AB SCA, Class B	17,812	190,350
Tele2 AB, Class B	2,376	28,613
Volvo AB, Class B	17,387	318,258

		1,957,507

Switzerland - 10.7%
ABB Ltd. (Registered)	4,419	105,076
Adecco Group AG (Registered) (a)	11,600	826,268
Baloise Holding AG (Registered)	157	24,018
Barry Callebaut AG (Registered)	79	154,505
Bucher Industries AG (Registered)	515	215,198
Cie Financiere Richemont SA (Registered)	481	43,224
Coca-Cola HBC AG *	2,625	97,143
GAM Holding AG *	13,651	229,860
Georg Fischer AG (Registered)	259	346,768
Givaudan SA (Registered)	15	34,220
Glencore plc *	6,389	31,748
Helvetia Holding AG (Registered)	63	37,557
IWG plc	95,340	305,517
Julius Baer Group Ltd. *	301	18,524
LafargeHolcim Ltd. (Registered) *	344	18,849
Nestle SA (Registered) (a)	14,280	1,128,713
Novartis AG (Registered) (a)	6,021	486,984
OC Oerlikon Corp. AG (Registered) *	2,747	48,555
Partners Group Holding AG	144	107,154
Roche Holding AG (a)	3,877	889,373
Sika AG	19	149,039
Sonova Holding AG (Registered)	2,667	424,007
STMicroelectronics NV (a)	25,584	568,806
STMicroelectronics NV	516	11,483
Straumann Holding AG (Registered)	191	120,510
Sunrise Communications Group AG *(b)	291	24,413
Swiss Life Holding AG (Registered) *	709	252,665
Swiss Re AG	531	54,197
Swisscom AG (Registered)	36	17,860
Temenos Group AG (Registered) *	1,865	223,631
Zurich Insurance Group AG *	403	132,935

		7,128,800

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
United Kingdom - 16.7%
AA plc	37,393	$42,231
Anglo American plc	803	18,706
Ashtead Group plc	3,836	104,595
ASOS plc *	249	24,359
Associated British Foods plc	14,149	494,670
BAE Systems plc	9,421	77,080
Barclays plc	153,359	448,131
Barratt Developments plc	37,566	279,541
BBA Aviation plc	39,034	175,757
Bellway plc	4,174	178,627
Berkeley Group Holdings plc	9,359	497,519
BP plc	17,408	117,419
British Land Co. plc (The), REIT	4,014	36,184
BT Group plc	210,075	670,519
Bunzl plc	683	20,085
Burberry Group plc	11,631	277,242
Close Brothers Group plc	8,752	176,507
Compass Group plc	917	18,724
Dialog Semiconductor plc *	2,196	52,299
Dixons Carphone plc	121,296	317,176
Drax Group plc	596	2,301
DS Smith plc	2,741	18,113
easyJet plc	10,460	235,788
Fiat Chrysler Automobiles NV *	19,182	391,242
G4S plc	29,625	103,107
GKN plc	7,592	49,210
GlaxoSmithKline plc	5,511	107,029
Hammerson plc, REIT	7,915	59,665
Hays plc	14,705	38,901
Howden Joinery Group plc	4,199	27,180
HSBC Holdings plc	11,881	111,571
Inchcape plc	26,236	254,367
Indivior plc *	48,057	274,710
Intermediate Capital Group plc	2,649	36,588
International Consolidated Airlines Group SA	2,224	19,196
JD Sports Fashion plc	38,117	179,781
Just Eat plc *	20,434	200,098
Kingfisher plc	5,359	21,984
Land Securities Group plc, REIT	4,815	63,351
Legal & General Group plc	5,301	19,207
Lloyds Banking Group plc	496,412	451,550
London Stock Exchange Group plc	925	53,560
Man Group plc	61,016	147,133
Moneysupermarket.com Group plc	66,562	267,923
NEX Group plc	11,439	157,739
Next plc	956	63,908
Old Mutual plc	22,962	77,265
Persimmon plc	7,972	282,944
Playtech plc	6,304	64,836
RELX NV	4,136	85,735
RELX plc	1,965	40,365
Rio Tinto Ltd.	994	56,312
Rio Tinto plc	8,099	410,976
Rolls-Royce Holdings plc *	2,894	35,382
Royal Bank of Scotland Group plc *	82,433	299,877
Royal Mail plc	19,587	148,661
Segro plc, REIT	5,458	46,062
Sky plc	4,482	81,627
Smith & Nephew plc	9,583	179,269

INVESTMENTS	SHARES	VALUE
United Kingdom - 16.7% (continued)
Spectris plc	1,338	$50,641
SSE plc	10,978	196,938
Standard Life Aberdeen plc	76,885	388,091
Tate & Lyle plc	3,513	26,831
Taylor Wimpey plc	26,198	67,871
Thomas Cook Group plc	116,383	193,245
Unilever plc	5,326	295,394
Vodafone Group plc	101,431	277,518
WH Smith plc	2,516	68,985
William Hill plc	78,976	366,179

		11,123,577

United States - 1.2%
Shire plc	16,583	825,333

TOTAL COMMON STOCKS (Cost $82,006,057)		82,199,319

SHORT-TERM INVESTMENTS - 3.3%

Investment Companies - 3.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.55% (c)	5,372	5,372
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.49% (c)	21,486	21,486
Limited Purpose Cash Investment Fund, 1.53% (c)	2,120,349	2,119,925
UBS Select Treasury Preferred Fund, Class I, 1.55% (c)	26,858	26,858

TOTAL SHORT-TERM INVESTMENTS (Cost $2,173,406)		2,173,641

TOTAL LONG POSITIONS (Cost $84,179,463)		84,372,960

SHORT POSITIONS - (28.0)%

COMMON STOCKS - (28.0)%

Australia - (2.3)%
AMP Ltd.	(54,048)	(208,581)
APA Group	(6,185)	(37,660)
Boral Ltd.	(42,165)	(243,220)
Challenger Ltd.	(13,919)	(124,656)
Healthscope Ltd.	(82,604)	(123,767)
Magellan Financial Group Ltd.	(10,345)	(191,209)
Oil Search Ltd.	(9,990)	(55,492)
REA Group Ltd.	(111)	(6,815)
SEEK Ltd.	(16,229)	(234,077)
Tabcorp Holdings Ltd.	(10,549)	(35,773)
TPG Telecom Ltd.	(31,442)	(133,590)
Transurban Group	(2,227)	(19,639)
Vocus Group Ltd.	(55,423)	(95,521)

		(1,510,000)

Austria - (0.2)%
ams AG *	(1,176)	(123,492)

Belgium - (0.9)%
Anheuser-Busch InBev SA/NV	(4,152)	(456,499)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE

Belgium - (0.9)% (continued)
Telenet Group Holding NV *	(2,230)	$(149,064)

		(605,563)

Colombia - (0.3)%
Millicom International Cellular SA, SDR	(2,477)	(169,513)

Denmark - (1.8)%
AP Moller - Maersk A/S, Class B *	(380)	(593,020)
Chr Hansen Holding A/S	(364)	(31,503)
Genmab A/S *	(831)	(179,035)
ISS A/S *	(795)	(29,526)
Pandora A/S	(3,421)	(370,139)

		(1,203,223)

Finland - (0.5)%
Amer Sports OYJ *	(5,671)	(175,008)
Huhtamaki OYJ	(2,882)	(126,463)
Orion OYJ, Class B	(2,002)	(61,286)

		(362,757)

France - (1.9)%
Accor SA	(437)	(23,609)
Bollore SA	(23,823)	(127,081)
Bollore SA *	(8)	(43)
Edenred	(4,026)	(140,035)
Electricite de France SA	(39,133)	(566,589)
Iliad SA	(872)	(180,525)
Suez	(11,595)	(168,011)
Technicolor SA (Registered)	(41,431)	(70,056)

		(1,275,949)

Germany - (1.4)%
Deutsche Bank AG (Registered)	(10,515)	(146,689)
GEA Group AG	(1,018)	(43,292)
Sartorius AG (Preference)	(2,590)	(362,434)
Zalando SE *(b)	(7,519)	(410,303)

		(962,718)

Ireland - (0.4)%
James Hardie Industries plc, CHESS	(14,315)	(254,057)

Italy - (0.9)%
BPER Banca	(26,827)	(149,591)
Brembo SpA	(3,711)	(57,366)
Buzzi Unicem SpA	(4,325)	(101,305)
Davide Campari-Milano SpA	(8,743)	(66,192)
Leonardo SpA	(14,281)	(165,161)
Recordati SpA	(530)	(19,555)
UniCredit SpA *	(3)	(63)
Unione di Banche Italiane SpA	(10,484)	(47,904)

		(607,137)

Japan - (7.5)%
Acom Co. Ltd. (1)*	(7,600)	(33,856)
Asics Corp. (1)	(2,000)	(37,010)
Bank of Kyoto Ltd. (The) (1)	(3,500)	(195,386)
Calbee, Inc. (1)	(1,300)	(43,006)
Chugai Pharmaceutical Co. Ltd. (1)	(700)	(35,393)
Chugoku Bank Ltd. (The) (1)	(1,600)	(18,841)
Chugoku Electric Power Co., Inc. (The) (1)	(10,600)	(127,712)

INVESTMENTS	SHARES	VALUE
Japan - (7.5)% (continued)
Concordia Financial Group Ltd. (1)	(8,300)	$(45,788)
Dai-ichi Life Holdings, Inc. (1)	(1,000)	(18,256)
Eisai Co. Ltd. (1)	(300)	(19,118)
Hokuriku Electric Power Co. (1)*	(48,900)	(415,447)
Isetan Mitsukoshi Holdings Ltd. (1)	(5,100)	(56,270)
Japan Airport Terminal Co. Ltd. (1)	(500)	(19,102)
Kansai Paint Co. Ltd. (1)	(2,800)	(65,207)
Keikyu Corp. (1)	(20,000)	(347,728)
Kikkoman Corp. (1)	(1,400)	(56,313)
Kintetsu Group Holdings Co. Ltd. (1)	(800)	(31,164)
Kyushu Electric Power Co., Inc. (1)	(6,200)	(73,884)
Kyushu Financial Group, Inc. (1)	(5,300)	(26,200)
LINE Corp. (1)*	(2,400)	(94,958)
Marui Group Co. Ltd. (1)	(10,300)	(209,862)
Nagoya Railroad Co. Ltd. (1)	(2,300)	(58,275)
Nankai Electric Railway Co. Ltd. (1)	(2,400)	(60,133)
NGK Spark Plug Co. Ltd. (1)	(2,600)	(62,627)
Nippon Paint Holdings Co. Ltd. (1)	(6,000)	(220,196)
Odakyu Electric Railway Co. Ltd. (1)	(6,000)	(121,404)
Ricoh Co. Ltd. (1)	(35,700)	(352,622)
Sawai Pharmaceutical Co. Ltd. (1)	(2,800)	(122,889)
Seven Bank Ltd. (1)	(10,700)	(34,090)
Shimano, Inc. (1)	(400)	(57,666)
Shizuoka Bank Ltd. (The) (1)	(10,000)	(94,544)
Sony Financial Holdings, Inc. (1)	(2,100)	(38,209)
Sosei Group Corp. (1)*	(3,600)	(298,407)
Sumitomo Rubber Industries Ltd. (1)	(2,300)	(42,194)
Suruga Bank Ltd. (1)	(11,400)	(157,385)
T&D Holdings, Inc. (1)	(16,800)	(266,593)
Toho Gas Co. Ltd. (1)	(4,100)	(126,000)
Toray Industries, Inc. (1)	(26,800)	(253,505)
Toyota Industries Corp. (1)	(700)	(42,366)
Yamato Holdings Co. Ltd. (1)	(19,100)	(479,002)
Yokohama Rubber Co. Ltd. (The) (1)	(6,800)	(157,402)

		(5,016,010)

Luxembourg - (0.7)%
Eurofins Scientific SE	(47)	(24,768)
Tenaris SA	(24,712)	(427,173)

		(451,941)

Netherlands - (1.6)%
Altice NV, Class A *	(28,023)	(231,595)
Boskalis Westminster	(10,722)	(314,264)
Koninklijke KPN NV	(47,054)	(141,491)
Koninklijke Vopak NV	(1,115)	(54,747)
OCI NV *	(8,514)	(197,002)
SBM Offshore NV	(6,988)	(112,053)

		(1,051,152)

Norway - (0.3)%
Gjensidige Forsikring ASA	(2,222)	(40,868)
Schibsted ASA, Class A	(783)	(22,059)
Yara International ASA	(3,262)	(139,385)

		(202,312)

Portugal - 0.0% (d)
Banco Comercial Portugues SA, Class R *	(52,798)	(17,704)

Singapore - (0.1)%
SATS Ltd.	(4,900)	(19,255)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE

Singapore - (0.1)% (continued)
Singapore Press Holdings Ltd.	(31,500)	$(60,777)

		(80,032)

Spain - (1.0)%
Bankia SA *	(13,457)	(60,368)
Cellnex Telecom SA (b)	(19,824)	(529,973)
Grifols SA	(1,711)	(48,508)
Industria de Diseno Textil SA	(1,064)	(33,451)

		(672,300)

Sweden - (0.6)%
Hexpol AB	(4,093)	(38,048)
Modern Times Group MTG AB, Class B	(408)	(16,591)
Svenska Handelsbanken AB, Class A	(2,238)	(28,013)
Telefonaktiebolaget LM Ericsson, Class B	(45,546)	(290,035)

		(372,687)

Switzerland - (1.1)%
Aryzta AG *	(6,924)	(154,214)
Credit Suisse Group AG (Registered) *	(14,145)	(237,566)
Dufry AG (Registered) *	(518)	(68,039)
Vifor Pharma AG	(1,882)	(290,209)

		(750,028)

United Kingdom - (4.2)%
AstraZeneca plc	(672)	(46,194)
Auto Trader Group plc (b)	(10,080)	(49,547)
Capita plc	(14,171)	(28,664)
Centrica plc	(20,213)	(40,472)
Cobham plc *	(11,016)	(18,983)
ConvaTec Group plc (b)	(205,920)	(574,505)
Greene King plc	(4,073)	(26,940)
Hargreaves Lansdown plc	(1,266)	(29,059)
Inmarsat plc	(36,227)	(184,200)
Intertek Group plc	(277)	(18,132)
John Wood Group plc	(71,532)	(543,545)
Merlin Entertainments plc	(32,742)	(159,210)
Micro Focus International plc	(6,184)	(86,351)
Petrofac Ltd.	(6,305)	(44,975)
RPC Group plc	(5,144)	(55,925)
Subsea 7 SA	(15,298)	(196,911)
Tesco plc	(129,254)	(373,997)
Unilever NV, CVA	(1,373)	(77,500)
United Utilities Group plc	(22,825)	(229,225)

		(2,784,335)

United States - (0.3)%
QIAGEN NV *	(6,353)	(205,382)

TOTAL COMMON STOCKS (Proceeds $(19,202,582))		(18,678,292)

TOTAL SHORT POSITIONS (Proceeds $(19,202,582))		(18,678,292)

TOTAL INVESTMENTS IN SECURITIES AT VALUE -98.7% (Cost $64,976,881)		65,694,668

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3% (e)		918,067

NET ASSETS - 100.0%		$66,612,735

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$10,087,061	15.1%
Consumer Staples	4,314,823	6.5
Energy	2,011,590	3.0
Financials	9,793,801	14.8
Health Care	7,186,558	10.8
Industrials	11,061,069	16.6
Information Technology	7,586,181	11.4
Materials	7,188,138	10.8
Real Estate	2,952,878	4.4
Telecommunication Services	616,942	0.9
Utilities	721,986	1.1
Short-Term Investments	2,173,641	3.3

Total Investments In Securities At Value	65,694,668	98.7
Other Assets in Excess of Liabilities (e)	918,067	1.3

Net Assets	$66,612,735	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $20,563,789.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $(210,457), which represents approximately (0.32)% of net assets of the fund.
(c)	Represents 7-day effective yield as of March 31, 2018.
(d)	Represents less than 0.05% of net assets.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CHESS - Clearing House Electronic Subregister System Depository Interest

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

SGPS - Sociedade Gestora de Participacões Sociais

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	19	6/2018	USD	$1,900,570	$(4,434)

					$(4,434)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$109,031	$109,031

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 75.5%

Brazil - 9.7%
Ambev SA, ADR	44,145	$320,934
Banco Bradesco SA, ADR *	50,343	598,076
Banco do Brasil SA *	54,100	677,429
Banco Santander Brasil SA, ADR	7,773	93,431
BR Malls Participacoes SA	13,800	49,031
Braskem SA (Preference), Class A	12,200	177,377
Cia de Saneamento Basico do Estado de Sao Paulo, ADR *	10,797	114,340
Cielo SA	15,400	96,604
Embraer SA, ADR	10,551	274,326
Hypera SA	18,700	204,194
Itau Unibanco Holding SA, ADR	18,907	294,949
Itausa - Investimentos Itau SA (Preference)	79,600	332,485
Kroton Educacional SA	58,300	241,044
Localiza Rent a Car SA *	11,400	98,480
Petroleo Brasileiro SA (Preference) *	78,400	508,426
Porto Seguro SA *	8,700	127,649
Sul America SA *	10,240	68,082
Suzano Papel e Celulose SA *	20,900	212,010
TIM Participacoes SA, ADR *	16,788	363,796
Vale SA, ADR *	34,699	441,371
WEG SA	17,600	120,054

		5,414,088

Chile - 1.7%
Banco de Chile, ADR	1,329	133,671
Banco de Credito e Inversiones SA	286	21,216
Banco Santander Chile, ADR	6,507	218,050
Cia Cervecerias Unidas SA, ADR	428	12,587
Empresas CMPC SA	9,350	35,599
Empresas COPEC SA	1,562	24,521
Enel Americas SA, ADR	3,751	43,587
Enel Chile SA, ADR	14,320	91,648
Enel Generacion Chile SA	31,787	25,921
Latam Airlines Group SA, ADR	7,733	119,011
Sociedad Quimica y Minera de Chile SA, ADR	3,909	192,127

		917,938

China - 7.0%
58.com, Inc., ADR *	858	68,520
Alibaba Group Holding Ltd., ADR *	11,447	2,100,983
Baidu, Inc., ADR *	2,558	570,920
Ctrip.com International Ltd., ADR *	3,695	172,261
JD.com, Inc., ADR *	6,072	245,855
NetEase, Inc., ADR	734	205,806
New Oriental Education & Technology Group, Inc., ADR	1,251	109,650
SINA Corp. *	568	59,225
TAL Education Group, ADR	2,653	98,400
Vipshop Holdings Ltd., ADR *	3,741	62,175
Weibo Corp., ADR *	222	26,538
Yum China Holdings, Inc.	3,591	149,027

		3,869,360

Hungary - 0.1%
MOL Hungarian Oil & Gas plc (2)	1,894	20,665
OTP Bank plc (2)	609	27,364

INVESTMENTS	SHARES	VALUE
Hungary - 0.1% (continued)
Richter Gedeon Nyrt (2)	897	$18,745

		66,774

India - 6.4%
Dr Reddy’s Laboratories Ltd., ADR	11,169	365,115
ICICI Bank Ltd., ADR	64,490	570,737
Infosys Ltd., ADR	76,403	1,363,793
Tata Motors Ltd., ADR *	14,712	378,098
Vedanta Ltd., ADR	17,516	307,756
Wipro Ltd., ADR	114,618	591,429

		3,576,928

Indonesia - 2.4%
Adaro Energy Tbk. PT (2)	2,680,300	417,617
Bank Central Asia Tbk. PT (2)	12,300	20,895
Bank Negara Indonesia Persero Tbk. PT (2)	683,200	432,666
Bank Rakyat Indonesia Persero Tbk. PT (2)*	456,100	119,699
Gudang Garam Tbk. PT (2)	500	2,640
Kalbe Farma Tbk. PT (2)	162,800	17,793
Perusahaan Gas Negara Persero Tbk. (2)	701,500	117,979
United Tractors Tbk. PT (2)	94,800	221,167

		1,350,456

Peru - 0.2%
Credicorp Ltd.	393	89,227
Southern Copper Corp.	529	28,661

		117,888

Philippines - 0.8%
Ayala Corp. (2)	610	11,131
Ayala Land, Inc. (2)	48,400	38,301
BDO Unibank, Inc. (2)	6,970	18,690
International Container Terminal Services, Inc. (2)	16,250	31,286
JG Summit Holdings, Inc. (2)	2,950	3,556
Jollibee Foods Corp. (2)	23,170	133,545
Metro Pacific Investments Corp. (2)	109,100	11,001
PLDT, Inc., ADR	737	20,909
Security Bank Corp. (2)	7,890	36,494
SM Investments Corp. (2)	4,280	75,743
SM Prime Holdings, Inc. (2)	82,100	53,378

		434,034

Poland - 1.6%
Alior Bank SA (2)*	6,395	137,712
Cyfrowy Polsat SA (2)	3,917	28,580
Jastrzebska Spolka Weglowa SA (2)*	16,630	394,276
LPP SA (2)	12	30,505
PGE Polska Grupa Energetyczna SA (2)*	41,010	118,863
Polski Koncern Naftowy ORLEN SA (2)	8,331	205,053

		914,989

Qatar - 0.1%
Qatar National Bank QPSC (2)	926	33,174

Romania - 0.1%
NEPI Rockcastle plc (2)	4,687	45,674
New Europe Property Investments plc (3)*(a)	246	—

		45,674

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Russia - 0.0% (b)
Mobile TeleSystems PJSC, ADR	1,569	$17,871

South Africa - 6.7%
AngloGold Ashanti Ltd., ADR	25,910	245,886
Bid Corp. Ltd. (2)	3,200	69,440
Coronation Fund Managers Ltd. (2)	22,829	156,096
Exxaro Resources Ltd. (2)	89,399	825,167
Fortress REIT Ltd., Class B (2)	15,469	15,618
Foschini Group Ltd. (The) (2)	7,737	145,939
Gold Fields Ltd., ADR	59,620	239,672
Growthpoint Properties Ltd., REIT (2)	19,539	46,866
Imperial Holdings Ltd. (2)	12,761	251,549
Investec Ltd. (2)	4,937	38,556
MMI Holdings Ltd. (2)	51,272	95,595
Mondi Ltd. (2)	651	17,720
Mr Price Group Ltd. (2)	24,244	583,017
Naspers Ltd., Class N (2)	2,531	619,369
Pick n Pay Stores Ltd. (2)	4,459	25,879
Redefine Properties Ltd., REIT (2)	54,814	53,672
Remgro Ltd. (2)	4,935	92,502
RMB Holdings Ltd. (2)	12,155	79,262
Sasol Ltd. (2)	1,137	38,790
Standard Bank Group Ltd. (2)	3,596	66,449

		3,707,044

South Korea - 26.4%
BGF retail Co. Ltd.	8	1,268
BNK Financial Group, Inc.	22,925	223,680
Celltrion, Inc. *	916	265,974
DB Insurance Co. Ltd.	365	22,258
DGB Financial Group, Inc.	5,939	64,912
Doosan Bobcat, Inc.	644	18,971
E-MART, Inc.	86	22,067
Hana Financial Group, Inc.	5,930	254,524
Hanwha Chemical Corp.	5,957	166,543
Hanwha Corp.	11,064	406,375
Hanwha Life Insurance Co. Ltd.	50,996	296,149
Hotel Shilla Co. Ltd.	4,001	359,974
Hyundai Department Store Co. Ltd.	2,884	250,547
Hyundai Development Co.-Engineering & Construction	1,787	64,462
Hyundai Engineering & Construction Co. Ltd.	3,162	129,636
Hyundai Marine & Fire Insurance Co. Ltd.	5,059	184,628
KB Financial Group, Inc.	2,706	154,099
Korea Investment Holdings Co. Ltd.	6,714	520,919
Korean Air Lines Co. Ltd.	964	30,569
KT Corp., ADR	19,668	269,452
KT&G Corp.	1,097	102,918
LG Corp.	11,332	915,363
LG Electronics, Inc.	10,779	1,107,328
Lotte Chemical Corp.	877	356,263
Lotte Shopping Co. Ltd.	708	155,761
NCSoft Corp.	882	347,537
NH Investment & Securities Co. Ltd.	6,794	90,191
OCI Co. Ltd.	5,613	826,758
Orion Corp.	70	8,406
POSCO	678	207,045
Posco Daewoo Corp.	3,169	68,083

INVESTMENTS	SHARES	VALUE
South Korea - 26.4% (continued)
Samsung Electronics Co. Ltd.	1,555	$3,590,258
Samsung SDS Co. Ltd.	2,239	536,696
SillaJen, Inc. *	604	60,632
SK Hynix, Inc.	27,548	2,101,185
SK Innovation Co. Ltd.	817	161,729
SK Telecom Co. Ltd.	1,341	293,764

		14,636,924

Taiwan - 12.1%
Catcher Technology Co. Ltd.	51,000	620,948
Chailease Holding Co. Ltd.	35,000	123,641
China Airlines Ltd. *	586,000	214,045
China Development Financial Holding Corp.	1,028,000	366,677
China Life Insurance Co. Ltd.	25,170	25,898
Compal Electronics, Inc.	32,000	21,731
CTBC Financial Holding Co. Ltd.	138,000	100,340
E.Sun Financial Holding Co. Ltd.	59,000	39,459
Eva Airways Corp.	245,000	125,202
Evergreen Marine Corp. Taiwan Ltd. *	68,000	35,216
First Financial Holding Co. Ltd.	323,240	224,495
Formosa Chemicals & Fibre Corp.	5,000	18,606
Formosa Petrochemical Corp.	8,000	32,788
Globalwafers Co. Ltd.	2,000	32,239
Hiwin Technologies Corp.	42,000	600,678
Hon Hai Precision Industry Co. Ltd.	90,000	282,128
Lite-On Technology Corp.*	142,000	197,973
MediaTek, Inc.	3,000	34,983
Micro-Star International Co. Ltd.	68,000	222,958
Nanya Technology Corp.	9,000	28,336
Nien Made Enterprise Co. Ltd.	8,000	76,963
Novatek Microelectronics Corp.	6,000	27,163
Phison Electronics Corp.	14,000	148,849
Powertech Technology, Inc.	13,000	40,663
Realtek Semiconductor Corp.	57,000	252,186
Shin Kong Financial Holding Co. Ltd.	221,000	87,166
Taiwan Cooperative Financial Holding Co. Ltd.	90,000	53,092
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	58,072	2,541,230
Uni-President Enterprises Corp.	16,000	37,590
Yuanta Financial Holding Co. Ltd.	122,000	55,860

		6,669,103

United Arab Emirates - 0.2%
Emaar Properties PJSC (2)	29,575	46,744
Emirates Telecommunications Group Co. PJSC (2)	16,258	78,192

		124,936

TOTAL COMMON STOCKS (Cost $40,128,846)		41,897,181

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 23.8%

Investment Companies - 23.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (2)(c)(d)	8,425,469	$8,425,469
Limited Purpose Cash Investment Fund, 1.53% (2)(c)	4,824,599	4,823,634

TOTAL SHORT-TERM INVESTMENTS (Cost $13,248,596)		13,249,103

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.3% (Cost $53,377,442)		55,146,284
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% (e)		409,941

NET ASSETS - 100.0%		$55,556,225

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$5,199,586	9.4%
Consumer Staples	603,730	1.1
Energy	2,417,132	4.4
Financials	7,490,272	13.5
Health Care	932,453	1.7
Industrials	3,331,059	6.0
Information Technology	16,110,883	29.0
Materials	3,906,462	7.0
Real Estate	349,283	0.6
Telecommunication Services	1,043,984	1.9
Utilities	512,337	0.9
Short-Term Investments	13,249,103	23.8

Total Investments In Securities At Value	55,146,284	99.3
Other Assets in Excess of Liabilities (e)	409,941	0.7

Net Assets	$55,556,225	100.0%

*	Non-income producing security.
(a)	Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2018 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2018.
(d)	All or a portion of the security pledged as collateral for swap contracts.
(e)	Includes appreciation/(depreciation) on futures contracts and swap contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	8	6/2018	USD	$475,120	$(1,819)

					$(1,819)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Total Return Basket Swaps Outstanding at March 31, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Johannesburg Interbank Agreed Rate plus or minus a specified spread (-0.82% to -0.75%), which is denominated in ZAR based on the local currencies of the positions within the swap.	52-61 months maturity ranging from 05/31/2022-02/26/2023	$337,458	$26,605	$(5,968)	$20,637

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Warsaw Interbank Effective Rate plus or minus a specified spread (-0.40%), which is denominated in PLN based on the local currencies of the positions within the swap.	55-61 months maturity ranging from 08/31/2022- 02/06/2023	$74,756	$5,915	$1,374	$7,289

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR plus or minus a specified spread (-6.00% to 0.40%), which is denominated in HKD based on the local currencies of the positions within the swap.	47-61 months maturity ranging from 12/20/2021- 03/13/2023	$28,141,781	$62,690	$(29,172)	$33,518

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
China
AAC Technologies Holdings, Inc.	25,000	$458,114	$(18,688)	(55.8)%
Air China Ltd.	112,000	144,640	(9,454)	(28.2)
ANTA Sports Products Ltd.	136,000	694,254	16,397	48.9
Bank of China Ltd.	701,000	382,928	(8,160)	(24.3)
Beijing Capital International Airport Co. Ltd.	240,000	324,139	(27,195)	(81.1)
Beijing Enterprises Holdings Ltd.	42,500	223,809	(6,602)	(19.7)
China Cinda Asset Management Co. Ltd.	813,000	297,669	382	1.1
China Construction Bank Corp.	1,083,000	1,131,198	(18,615)	(55.5)
China Evergrande Group	38,000	121,460	7,541	22.5
China Mengniu Dairy Co. Ltd.	38,000	131,141	10,101	30.1

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
China (continued)
China Mobile Ltd.	100,500	$921,122	$(14,020)	(41.8	) %
China Shenhua Energy Co. Ltd.	73,500	184,465	(19,701)	(58.8)
China Southern Airlines Co. Ltd.	296,000	309,339	(48,390)	(144.4)
China Taiping Insurance Holdings Co. Ltd.	138,600	465,590	(63,729)	(190.1)
Chongqing Rural Commercial Bank Co. Ltd.	364,000	281,377	(13,461)	(40.2)
CNOOC Ltd.	168,000	248,756	6,766	20.2
Country Garden Holdings Co. Ltd.	77,000	160,761	27,364	81.6
CSPC Pharmaceutical Group Ltd.	210,000	566,058	83,993	250.6
Fosun International Ltd.	188,000	412,485	5,355	16.0
Geely Automobile Holdings Ltd.	546,000	1,599,910	(3,858)	(11.5)
Haitian International Holdings Ltd.	109,000	331,420	26,529	79.1
Industrial & Commercial Bank of China Ltd.	1,069,000	931,619	(20,007)	(59.7)
Kingsoft Corp. Ltd.	74,000	238,389	3,220	9.6
People’s Insurance Co. Group of China Ltd. (The)	738,000	349,036	(34,144)	(101.9)
PICC Property & Casualty Co. Ltd.	218,000	385,212	(28,501)	(85.0)
Sunny Optical Technology Group Co. Ltd.	17,300	324,622	38,862	115.9
Tencent Holdings Ltd.	63,900	3,430,125	(162,431)	(484.6)

Hong Kong
GCL-Poly Energy Holdings Ltd.	1,592,000	198,954	(56,085)	(167.3)
Haier Electronics Group Co. Ltd.	405,000	1,451,992	56,463	168.5
Nine Dragons Paper Holdings Ltd.	282,000	427,400	27,357	81.6
Sino Biopharmaceutical Ltd.	861,000	1,711,144	175,458	523.5
Sun Art Retail Group Ltd.	343,000	401,384	(23,361)	(69.7)

Short Positions

Common Stock
China
Alibaba Health Information Technology Ltd.	(288,000)	(144,181)	(7,699)	(23.0)
Beijing Enterprises Water Group Ltd.	(340,000)	(191,298)	28,074	83.8
Brilliance China Automotive Holdings Ltd.	(212,000)	(447,592)	81,777	244.0
BYD Co. Ltd.	(33,000)	(262,776)	36,421	108.7
CGN Power Co. Ltd.	(2,228,000)	(579,626)	8,806	26.3
China Galaxy Securities Co. Ltd.	(534,500)	(358,829)	15,844	47.3
China Pacific Insurance Group Co. Ltd.	(118,800)	(539,081)	29,779	88.8
China Railway Construction Corp. Ltd.	(357,500)	(359,758)	21,528	64.2
China State Construction International Holdings Ltd.	(452,000)	(555,109)	52,624	157.0
ENN Energy Holdings Ltd.	(69,000)	(620,235)	(67,313)	(200.8)
Haitong Securities Co. Ltd.	(167,600)	(223,237)	13,376	39.9
Huaneng Power International, Inc.	(350,000)	(236,443)	(26,691)	(79.6)
Huaneng Renewables Corp. Ltd.	(376,000)	(141,576)	(15,222)	(45.4)
Kunlun Energy Co. Ltd.	(210,000)	(182,378)	4,645	13.9
Lenovo Group Ltd.	(2,696,000)	(1,386,637)	(34,510)	(103.0)
Zijin Mining Group Co. Ltd.	(1,004,000)	(457,025)	22,780	68.0

Hong Kong
Alibaba Pictures Group Ltd.	(1,950,000)	(255,048)	536	1.6
China Gas Holdings Ltd.	(65,400)	(239,768)	(21,669)	(64.6)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-0.75% to 0.70%), which is denominated in TRY based on the local currencies of the positions within the swap.	52-61 months maturity ranging from 05/30/2022-03/13/2023	$2,158,732	$130,917	$(3,121)	$127,796

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Turkey
BIM Birlesik Magazalar A/S	6,622	$120,681	$(1,158)	(0.9)%
TAV Havalimanlari Holding A/S	23,025	139,365	8,336	6.5
Turk Hava Yollari AO	254,828	1,234,320	133,989	104.8

Short Positions

Common Stock
Turkey
Arcelik A/S	(16,376)	(74,091)	3,319	2.6
Turk Telekomunikasyon A/S	(62,942)	(106,092)	(6,866)	(5.4)
Turkcell Iletisim Hizmetleri A/S	(126,089)	(484,183)	(6,703)	(5.2)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread (-0.67% to 0.50%), which is denominated in MXN based on the local currencies of the positions within the swap	47-60 months maturity ranging from 12/20/2021-01/11/2023	$2,111,309	$38,874	$(9,766)	$29,108

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
Mexico
Arca Continental SAB de CV	2,400	$16,595	$(922)	(3.2)%
Fibra Uno Administracion SA de CV	25,700	38,677	(393)	(1.4)
Gentera SAB de CV	61,600	44,929	(7,306)	(25.1)
Gruma SAB de CV	2,370	27,190	(1,077)	(3.7)
Grupo Aeroportuario del Pacifico SAB de CV	17,000	167,971	(9,426)	(32.4)
Grupo Financiero Banorte SAB de CV	10,000	61,128	(2,796)	(9.6)
Industrias Penoles SAB de CV	805	16,262	(1,409)	(4.8)
Mexichem SAB de CV	100,978	309,044	8,329	28.6
Wal-Mart de Mexico SAB de CV	553,143	1,407,503	52,424	180.1

Short Positions

Common Stock
Mexico
Infraestructura Energetica Nova SAB de CV	(4,500)	(22,010)	1,450	5.0

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread (-5.46% to 0.70%), which is denominated in USD based on the local currencies of the positions within the swap.	47-72 months maturity ranging from 12/20/2021-03/29/2023	$14,040,132	$(141,661)	$(4,068)	$(145,729)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock
India
Axis Bank Ltd.	2,866	$113,858	$(4,905)	3.4%
Larsen & Toubro Ltd.	8,071	162,616	(2,750)	1.9
Reliance Industries Ltd.	11,984	325,919	(16,175)	11.1
State Bank of India	3,012	116,319	(9,086)	6.2

Malaysia
AirAsia Bhd.	148,500	150,880	(6,126)	4.2
Genting Bhd.	47,400	106,981	(846)	0.6
Genting Malaysia Bhd.	21,500	27,236	(2,010)	1.4
Hong Leong Bank Bhd.	20,000	97,208	3,303	(2.3)
Malayan Banking Bhd.	148,800	407,777	22,497	(15.4)
Malaysia Airports Holdings Bhd.	181,300	414,815	10,984	(7.5)
Petronas Chemicals Group Bhd.	20,700	44,204	1,599	(1.1)
Public Bank Bhd.	11,800	73,216	6,968	(4.8)

Russia
Gazprom PJSC, ADR	49,419	240,974	711	(0.5)
LUKOIL PJSC, ADR	3,969	274,034	13,905	(9.5)
MMC Norilsk Nickel PJSC, ADR	9,579	177,792	(18,577)	12.7
Novatek PJSC	856	117,433	91	(0.1)
Novolipetsk Steel PJSC	14,332	358,255	(9,751)	6.7
Rosneft Oil Co. PJSC	11,077	60,845	(2,405)	1.7
Severstal PJSC	16,452	248,744	(20,312)	13.9
Surgutneftegas OJSC, ADR	5,639	27,632	238	(0.2)
Tatneft PJSC, ADR	2,369	150,038	9,326	(6.4)

Thailand
Airports of Thailand PCL	104,000	224,496	(1,383)	0.9
Central Pattana PCL	10,900	27,189	(1,549)	1.1
Home Product Center PCL	481,500	218,654	2,679	(1.8)
Indorama Ventures PCL	46,900	85,866	5,682	(3.9)
PTT Global Chemical PCL	284,600	860,080	25,832	(17.7)
Robinson PCL	54,400	110,035	(11,568)	7.9
Thai Oil PCL	194,300	570,100	(53,512)	36.7

Short Positions

Common Stock
Brazil
Centrais Eletricas Brasileiras SA	(61,000)	(388,011)	12,138	(8.3)
Cia Siderurgica Nacional SA	(202,800)	(540,563)	76,347	(52.4)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Brazil (continued)
Lojas Americanas SA (Preference)	(5,000)	$(28,533)	$(3,682)	2.5%
Raia Drogasil SA	(7,300)	(165,394)	1,428	(1.0)
Ultrapar Participacoes SA	(10,800)	(232,000)	13,449	(9.2)

Indonesia
Matahari Department Store Tbk. PT	(34,600)	(27,637)	(694)	0.5

Mexico
Cemex SAB de CV, ADR	(10,447)	(69,159)	10,447	(7.2)
Grupo Televisa SAB, ADR	(7,871)	(125,621)	20,302	(13.9)

South Korea
Amorepacific Corp.	(567)	(168,627)	(21,508)	14.8
CJ CheilJedang Corp.	(2,517)	(759,185)	5,864	(4.0)
CJ Corp.	(1,563)	(233,152)	1,182	(0.8)
CJ Logistics Corp.	(2,572)	(331,785)	(20,549)	14.1
GS Retail Co. Ltd.	(8,889)	(272,282)	18,389	(12.6)
Hanssem Co. Ltd.	(3,525)	(510,942)	(28,292)	19.4
Hanwha Techwin Co. Ltd.	(24,593)	(682,947)	(45,916)	31.5
Hyundai Motor Co.	(1,403)	(188,883)	18,629	(12.8)
Hyundai Wia Corp.	(1,395)	(72,374)	(562)	0.4
Korea Aerospace Industries Ltd.	(24,635)	(1,154,441)	(39,849)	27.3
Kumho Petrochemical Co. Ltd.	(3,125)	(282,625)	(18,340)	12.6
Pan Ocean Co. Ltd.	(92,101)	(449,315)	51,000	(35.0)
Samsung C&T Corp.	(6,736)	(884,736)	(54,614)	37.5

Thailand
True Corp. PCL	(2,681,300)	(608,802)	(78,648)	54.0

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMC
Cash	$—	$32,919	$32,919
Investment Companies	8,410,000	—	8,410,000

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2018

Schedule of Investments	March 31, 2018 (Unaudited)

The following reference rates, and their values as of period-end, are used for security descriptions:

Australian Bank-Bill Swap Reference Rate: 1.83%

Euro Interbank Offered Rate (“EURIBOR”): -0.37%

Hong Kong Interbank Offered Rate (“HIBOR”): 0.99%

Johannesburg Interbank Agreed Rate: 6.63%

London Interbank Offered Rate (“LIBOR”): 1.88%

Mexico Equilibrium Interbank Interest Rate: 7.87%

Singapore Swap Offered Rate (“SOR”): 1.09%

Stockholm Interbank Offered Rate (“STIBOR”): -0.48%

Warsaw Interbank Effective Rate: 1.54%

The following abbreviations are used for counterparty descriptions:

BARC - Barclays Capital, Inc.

CITG - Citigroup Global Markets, Inc.

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank NA

JPMS - J.P. Morgan Securities LLC

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Assets and Liabilities	March 31, 2018 (Unaudited)

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost	$1,587,941,344	$617,200,061	$413,969,012	$265,534,736

Investments in securities of unaffiliated issuers, at value*	$1,953,228,666	$736,981,802	$470,704,795	$349,885,448
Cash	500,339	110,921	51,790	—
Cash denominated in foreign currencies‡	—	—	1,080,090	574,402
Deposits with brokers for futures contracts	1,658,039	612,623	544,746	213,149
Variation margin on futures contracts	461,090	120,985	117,412	101,673
Receivables:
Foreign tax reclaims	—	—	817,134	—
Dividends	1,619,586	586,166	2,088,513	899,147
Capital shares sold	1,296,909	406,710	323,251	319,184
Prepaid expenses	49,592	28,605	23,825	21,141
Total Assets	1,958,814,221	738,847,812	475,751,556	352,014,144
LIABILITIES:
Due to custodian	—	—	—	16,256
Payables:
Securities purchased	—	—	187	—
Collateral received on securities loaned	9,679,467	39,343,538	270,580	8,366,269
Accrued investment advisory fees	527,132	290,868	165,852	145,328
Accrued distribution fees—Class N	16,052	1,532	1,588	1,494
Capital shares redeemed	1,307,934	389,368	489,437	161,957
Other accrued expenses and liabilities	378,426	132,123	119,403	130,366
Total Liabilities	11,909,011	40,157,429	1,047,047	8,821,670
Net Assets	$1,946,905,210	$698,690,383	$474,704,509	$343,192,474

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$1,540,642,978	$545,882,935	$437,870,563	$282,077,433
Undistributed accumulated net investment income (loss)	6,339,992	838,482	1,053,819	826,012
Undistributed accumulated net realized gain (loss)	36,444,215	32,759,859	(20,859,332)	(23,904,957)
Net unrealized appreciation (depreciation)	363,478,025	119,209,107	56,639,459	84,193,986
Net Assets	$1,946,905,210	$698,690,383	$474,704,509	$343,192,474

NET ASSETS:
Class I	$460,620,249	$57,679,209	$80,922,858	$42,720,768
Class N	73,450,772	6,970,609	7,416,581	6,961,814
Class R6	1,412,834,189	634,040,565	386,365,070	293,509,892
SHARES OUTSTANDING:
Class I	26,156,784	3,911,170	6,816,757	3,714,133
Class N	4,186,440	473,985	625,670	605,408
Class R6	80,278,952	42,936,757	32,595,025	25,487,023
NET ASSET VALUE:
Class I	$17.61	$14.75	$11.87	$11.50
Class N	$17.54	$14.71	$11.85	$11.50
Class R6	$17.60	$14.77	$11.85	$11.52

* Includes market value of securities out on loan	$16,591,928	$38,498,009	$257,535	$8,148,136
‡ Cash denominated in foreign currencies at cost	$—	$—	$1,080,880	$565,843

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Assets and Liabilities	March 31, 2018 (Unaudited)

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost	$210,403,321	$27,527,198	$151,656,764	$266,525,566

Investments in securities of unaffiliated issuers, at value*	$263,290,683	$32,897,441	$184,243,787	$383,441,870
Cash	64,002	5,135	139,006	—
Cash denominated in foreign currencies‡	—	—	600,647	1,081,263
Deposits with brokers for futures contracts	—	—	220,620	229,407
Variation margin on futures contracts	—	—	47,863	108,826
Receivables:
Foreign tax reclaims	—	—	429,223	—
Dividends	267,948	23,027	841,879	1,106,948
Capital shares sold	162,797	87,116	86,888	64,190
Prepaid expenses	38,422	32,655	34,712	38,158
Total Assets	263,823,852	33,045,374	186,644,625	386,070,662
LIABILITIES:
Due to custodian	—	—	—	25,993
Payables:
Securities purchased	1,453,770	202,986	44	—
Collateral received on securities loaned	545,142	1,179,516	—	11,233,765
Accrued investment advisory fees	60,703	2,778	56,295	165,828
Accrued distribution fees—Class N	522	1,231	485	539
Capital shares redeemed	23,101	17,050	56,134	117,723
Other accrued expenses and liabilities	66,954	38,409	69,243	137,058
Total Liabilities	2,150,192	1,441,970	182,201	11,680,906
Net Assets	$261,673,660	$31,603,404	$186,462,424	$374,389,756

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$209,905,825	$26,315,306	$159,805,457	$267,768,770
Undistributed accumulated net investment income (loss)	903,250	26,377	407,478	962,842
Undistributed accumulated net realized gain (loss)	(2,022,777)	(108,522)	(6,298,624)	(11,141,977)
Net unrealized appreciation (depreciation)	52,887,362	5,370,243	32,548,113	116,800,121
Net Assets	$261,673,660	$31,603,404	$186,462,424	$374,389,756

NET ASSETS:
Class I	$74,965,791	$23,535,616	$27,500,621	$19,936,518
Class N	2,395,903	5,702,906	2,265,355	2,504,522
Class R6	184,311,966	2,364,882	156,696,448	351,948,716
SHARES OUTSTANDING:
Class I	5,886,707	1,978,761	2,470,988	1,679,707
Class N	188,513	480,758	204,076	210,835
Class R6	14,461,138	198,460	14,058,068	29,636,552
NET ASSET VALUE:
Class I	$12.73	$11.89	$11.13	$11.87
Class N	$12.71	$11.86	$11.10	$11.88
Class R6	$12.75	$11.92	$11.15	$11.88

* Includes market value of securities out on loan	$1,463,236	$1,166,037	$—	$10,920,091
‡ Cash denominated in foreign currencies at cost	$—	$—	$600,511	$1,064,878

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Assets and Liabilities	March 31, 2018 (Unaudited)

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost	$803,283,626	$310,388,251	$354,606,683	$9,847,709

Investments in securities of unaffiliated issuers, at value*	$1,045,820,804	$397,438,745	$425,410,982	$13,919,318
Cash	207,468	51,276	255,290	25
Cash denominated in foreign currencies‡	431	—	858,986	22,397
Deposits with brokers for futures contracts	951,069	234,611	364,605	—
Variation margin on futures contracts	290,578	47,196	78,165	—
Receivables:
Foreign tax reclaims	—	—	806,477	—
Dividends	559,692	173,050	1,178,836	36,676
Capital shares sold	1,283,319	86,794	393,655	9,708
Due from Investment Adviser	—	—	—	11,217
Prepaid expenses	44,361	28,389	29,917	15,742
Total Assets	1,049,157,722	398,060,061	429,376,913	14,015,083
LIABILITIES:
Payables:
Securities purchased	—	—	102	—
Collateral received on securities loaned	10,012,768	22,327,731	—	246,660
Accrued investment advisory fees	228,969	139,198	125,883	—
Accrued distribution fees—Class N	14,310	254	7,797	284
Capital shares redeemed	371,751	466,825	692,264	—
Other accrued expenses and liabilities	351,793	146,714	146,737	64,810
Total Liabilities	10,979,591	23,080,722	972,783	311,754
Net Assets	$1,038,178,131	$374,979,339	$428,404,130	$13,703,329

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$750,205,108	$273,184,688	$371,166,087	$11,085,406
Undistributed accumulated net investment income (loss)	2,004,625	113,413	225,085	(6,645)
Undistributed accumulated net realized gain (loss)	44,500,203	14,870,830	(13,675,770)	(1,446,569)
Net unrealized appreciation (depreciation)	241,468,195	86,810,408	70,688,728	4,071,137
Net Assets	$1,038,178,131	$374,979,339	$428,404,130	$13,703,329

NET ASSETS:
Class I	$903,279,649	$360,409,612	$341,218,925	$10,142,507
Class N	65,647,365	1,170,299	36,602,638	1,323,442
Class R6	69,251,117	13,399,428	50,582,567	2,237,380
SHARES OUTSTANDING:
Class I	40,933,444	15,138,918	21,482,451	863,831
Class N	2,974,661	49,087	2,308,149	112,655
Class R6	3,145,563	563,926	3,189,167	190,347
NET ASSET VALUE:
Class I	$22.07	$23.81	$15.88	$11.74
Class N	$22.07	$23.84	$15.86	$11.75
Class R6	$22.02	$23.76	$15.86	$11.75

* Includes market value of securities out on loan	$23,356,970	$21,872,955	$—	$248,893
‡ Cash denominated in foreign currencies at cost	$426	$—	$860,916	$22,236

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Assets and Liabilities	March 31, 2018 (Unaudited)

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost	$139,636,081	$48,228,625	$100,361,584	$1,106,553,409

Investments in securities of unaffiliated issuers, at value*	$200,778,199	$61,515,932	$120,053,465	$1,399,625,275
Cash	47,549	6,271	1,040	527,019
Cash denominated in foreign currencies‡	—	—	283,825	—
Deposits with brokers for futures contracts	203,731	—	167,498	1,594,528
Variation margin on futures contracts	56,912	—	35,848	442,804
Receivables:
Foreign tax reclaims	—	—	227,368	—
Dividends	120,809	23,716	364,924	1,623,520
Capital shares sold	87,297	25,094	461,680	4,236,318
Prepaid expenses	33,249	26,075	29,759	90,699
Total Assets	201,327,746	61,597,088	121,625,407	1,408,140,163
LIABILITIES:
Payables:
Securities purchased	—	—	59	—
Collateral received on securities loaned	871,039	2,960,030	403,606	9,118,070
Accrued investment advisory fees	36,170	11,163	24,019	295,626
Accrued distribution fees—Class N	2,089	850	1,198	59,351
Capital shares redeemed	915,694	36,839	572,042	752,585
Other accrued expenses and liabilities	69,552	42,300	59,991	374,717
Total Liabilities	1,894,544	3,051,182	1,060,915	10,600,349
Net Assets	$199,433,202	$58,545,906	$120,564,492	$1,397,539,814

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$140,356,604	$45,206,933	$112,957,047	$1,095,850,757
Undistributed accumulated net investment income (loss)	409,587	(26,591)	301,699	5,171,549
Undistributed accumulated net realized gain (loss)	(2,448,691)	78,257	(12,362,871)	4,523,163
Net unrealized appreciation (depreciation)	61,115,702	13,287,307	19,668,617	291,994,345
Net Assets	$199,433,202	$58,545,906	$120,564,492	$1,397,539,814

NET ASSETS:
Class I	$98,330,154	$54,390,778	$52,085,319	$852,523,012
Class N	9,655,077	3,953,925	5,667,366	277,481,109
Class R6	91,447,971	201,203	62,811,807	267,535,693
SHARES OUTSTANDING:
Class I	4,607,769	2,733,185	3,717,390	44,512,396
Class N	454,617	199,929	406,822	14,516,963
Class R6	4,291,826	10,115	4,495,128	13,992,698
NET ASSET VALUE:
Class I	$21.34	$19.90	$14.01	$19.15
Class N	$21.24	$19.78	$13.93	$19.11
Class R6	$21.31	$19.89	$13.97	$19.12

* Includes market value of securities out on loan	$2,987,126	$2,907,057	$612,166	$26,233,127
‡ Cash denominated in foreign currencies at cost	$—	$—	$283,667	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Assets and Liabilities	March 31, 2018 (Unaudited)

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost	$170,025,436	$68,580,663	$321,828,958	$401,249,418

Investments in securities of unaffiliated issuers, at value*	$194,892,939	$81,458,042	$354,100,950	$444,800,644
Cash	10,125	—	—	—
Cash denominated in foreign currencies‡	702,618	256,554	948,007	1,825,052
Unrealized appreciation on forward foreign currency exchange contracts	—	—	1,697,921	1,518,658
Unrealized appreciation on OTC swaps	—	—	391,696	623,986
Due from broker	—	—	19,055	—
Deposits with brokers for futures contracts	49,858	164,232	6,377,984	8,862,944
Variation margin on futures contracts	11,550	77,771	332,176	521,123
Receivables:
Securities sold	—	—	14,995,664	733,786
Foreign tax reclaims	235,443	5,662	357,624	1,623,536
Dividends	718,643	198,031	579,854	1,575,233
Capital shares sold	10,076	62,215	125,751	307,424
Prepaid expenses	24,229	20,204	41,643	34,923
Total Assets	196,655,481	82,242,711	379,968,325	462,427,309
LIABILITIES:
Due to custodian	—	2,286	44,280	8,526,485
Due to broker	—	—	62,000	330,667
Unrealized depreciation on forward foreign currency exchange contracts	—	—	1,297,333	1,478,914
Unrealized depreciation on OTC swaps	—	—	249,225	146,471
Payables:
Securities purchased	87	—	17,276,279	1,571,081
Collateral received on securities loaned	2,617,442	2,136,177	272,361	—
Accrued investment advisory fees	51,554	21,223	172,483	236,039
Accrued distribution fees—Class N	4,411	1,184	443	4,153
Capital shares redeemed	96,920	34,757	68,534	132,305
Other accrued expenses and liabilities	91,652	70,347	92,102	145,443
Total Liabilities	2,862,066	2,265,974	19,535,040	12,571,558
Net Assets	$193,793,415	$79,976,737	$360,433,285	$449,855,751

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$168,295,645	$77,970,367	$323,844,966	$397,522,489
Undistributed accumulated net investment income (loss)	835,921	183,881	406,262	(945,562)
Undistributed accumulated net realized gain (loss)	(197,040)	(10,992,220)	2,535,435	8,353,272
Net unrealized appreciation (depreciation)	24,858,889	12,814,709	33,646,622	44,925,552
Net Assets	$193,793,415	$79,976,737	$360,433,285	$449,855,751

NET ASSETS:
Class I	$151,323,624	$74,152,040	$181,155,831	$380,327,084
Class N	19,614,361	5,596,366	2,053,885	19,647,708
Class R6	22,855,430	228,331	177,223,569	49,880,959
SHARES OUTSTANDING:
Class I	11,276,173	7,278,491	20,416,045	34,706,457
Class N	1,424,769	536,110	232,592	1,750,424
Class R6	1,704,935	22,484	19,810,852	4,264,727
NET ASSET VALUE:
Class I	$13.42	$10.19	$8.87	$10.96
Class N	$13.77	$10.44	$8.83	$11.22
Class R6	$13.41	$10.16	$8.95	$11.70

* Includes market value of securities out on loan	$1,557,802	$2,107,701	$726,685	$—
‡ Cash denominated in foreign currencies at cost	$704,194	$252,340	$956,198	$1,820,479

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Assets and Liabilities	March 31, 2018 (Unaudited)

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost	$20,544,621	$4,517,379	$84,179,463	$53,377,442

Investments in securities of unaffiliated issuers, at value	$22,541,134	$4,736,208	$84,372,960	$55,146,284
Cash	15,200	460	32,292	19,541
Cash denominated in foreign currencies‡	—	—	172,510	198,610
Unrealized appreciation on OTC swaps	—	—	—	218,348
Deposits with brokers for futures contracts	—	—	86,181	20,827
Variation margin on futures contracts	—	—	18,416	10,273
Receivables:
Foreign tax reclaims	—	—	21,755	—
Dividends	28,746	2,488	277,269	135,695
Capital shares sold	—	—	422,588	6,024
Due from Investment Adviser	—	538	—	—
Prepaid expenses	33,727	28,140	30,054	28,629
Total Assets	22,618,807	4,767,834	85,434,025	55,784,231
LIABILITIES:
Securities sold short, at value (proceeds $5,195,153, $1,066,361, $19,202,582 and $—, respectively)	5,032,314	1,064,587	18,678,292	—
Unrealized depreciation on OTC swaps	—	—	—	145,729
Payables:
Securities purchased	177,448	—	33	—
Accrued investment advisory fees	6,730	—	42,089	38,561
Accrued distribution fees—Class N	135	120	2,757	2,495
Capital shares redeemed	—	—	5,254	5,797
Dividends and interest payable on securities sold short	5,324	2,018	50,927	—
Other accrued expenses and liabilities	33,382	31,680	41,938	35,424
Total Liabilities	5,255,333	1,098,405	18,821,290	228,006
Net Assets	$17,363,474	$3,669,429	$66,612,735	$55,556,225

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$15,331,968	$3,682,540	$65,862,199	$51,709,719
Undistributed accumulated net investment income (loss)	38,148	(11,038)	173,932	(21,622)
Undistributed accumulated net realized gain (loss)	(165,994)	(222,676)	(137,855)	2,030,729
Net unrealized appreciation (depreciation)	2,159,352	220,603	714,459	1,837,399
Net Assets	$17,363,474	$3,669,429	$66,612,735	$55,556,225

NET ASSETS:
Class I	$14,662,073	$1,800,721	$50,795,969	$24,738,812
Class N	623,825	555,985	13,106,642	11,603,037
Class R6	2,077,576	1,312,723	2,710,124	19,214,376
SHARES OUTSTANDING:
Class I	1,243,433	181,680	3,931,311	1,743,405
Class N	52,835	56,132	1,017,209	818,874
Class R6	176,108	132,417	209,602	1,353,169
NET ASSET VALUE:
Class I	$11.79	$9.91	$12.92	$14.19
Class N	$11.81	$9.90	$12.88	$14.17
Class R6	$11.80	$9.91	$12.93	$14.20

‡ Cash denominated in foreign currencies at cost	$—	$—	$172,441	$198,968

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Operations	March 31, 2018 (Unaudited)

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$16,803,240	$4,478,463	$4,950,607	$2,428,972
Securities lending income, net	34,625	675,341	16,898	7,381
Total Income	16,837,865	5,153,804	4,967,505	2,436,353

EXPENSES:
Investment advisory fees	2,877,472	1,862,440	1,077,903	1,016,524
Custody fees	24,413	16,348	49,102	127,571
Administration & accounting fees	172,002	74,736	45,573	31,515
Legal fees	22,250	11,264	5,711	3,905
Audit & tax fees	21,819	24,975	19,609	26,051
Shareholder reporting fees	82,921	51,151	29,919	24,459
Transfer agent fees	260,418	39,275	52,336	52,881
Trustee fees	26,500	11,049	7,096	5,130
Distribution fees—Class N	87,836	9,745	10,150	9,258
Interest expense	—	6,501	—	—
Recoupment of waiver	63,798	—	—	—
Registration fees	42,420	30,767	30,192	26,512
Pricing fee	7	38	10,769	10,812
Other expenses	27,560	12,272	7,067	5,746
Total Expenses	3,709,416	2,150,561	1,345,427	1,340,364

Less fee waivers and/or reimbursements	—	(49,033)	(90,780)	(183,042)
Net Expenses	3,709,416	2,101,528	1,254,647	1,157,322
Net Investment Income (Loss)	13,128,449	3,052,276	3,712,858	1,279,031

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	65,821,302	38,982,568	13,387,257	12,440,020
Settlement of foreign currency and foreign currency transactions	—	—	3,443	(40,629)
Expiration or closing of futures contracts	2,254,532	1,602,626	501,886	1,044,900
Net realized gain (loss)	68,075,834	40,585,194	13,892,586	13,444,291

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	40,243,681	(30,411,069)	(8,993,037)	15,132,181
Foreign currency and foreign currency transactions	—	—	28,440	20,625
Futures contracts	(2,274,248)	(1,288,213)	(178,882)	(149,255)
Net change in unrealized appreciation (depreciation)	37,969,433	(31,699,282)	(9,143,479)	15,003,551
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	106,045,267	8,885,912	4,749,107	28,447,842
Net increase (decrease) in net assets resulting from operations	$119,173,716	$11,938,188	$8,461,965	$29,726,873

† Net of foreign taxes withheld of	$284	$204	$401,409	$210,296

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Operations	March 31, 2018 (Unaudited)

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$2,268,829	$177,275	$1,967,279	$2,922,697
Securities lending income, net	2,445	20,213	338	9,116
Total Income	2,271,274	197,488	1,967,617	2,931,813

EXPENSES:
Investment advisory fees	376,999	76,736	418,031	1,114,695
Custody fees	8,180	10,258	29,834	137,098
Administration & accounting fees	21,048	2,722	17,150	34,020
Legal fees	2,456	343	2,136	4,223
Audit & tax fees	20,205	22,678	21,883	25,136
Shareholder reporting fees	12,167	1,597	10,398	16,803
Transfer agent fees	44,131	22,335	21,946	17,981
Trustee fees	3,829	911	3,038	5,555
Distribution fees—Class N	3,000	7,089	2,804	3,095
Interest expense	—	105	—	—
Registration fees	28,446	26,647	25,836	28,105
Pricing fee	7	36	10,279	10,335
Other expenses	3,796	1,270	3,121	6,014
Total Expenses	524,264	172,727	566,456	1,403,060

Less fee waivers and/or reimbursements	(43,394)	(66,698)	(83,945)	(179,107)
Net Expenses	480,870	106,029	482,511	1,223,953
Net Investment Income (Loss)	1,790,404	91,459	1,485,106	1,707,860

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	915,104	118,667	1,213,348	1,237,862
Settlement of foreign currency and foreign currency transactions	—	—	6,751	(42,590)
Expiration or closing of futures contracts	—	—	101,841	619,059
Net realized gain (loss)	915,104	118,667	1,321,940	1,814,331

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	12,196,721	220,772	1,154,049	26,276,251
Foreign currency and foreign currency transactions	—	—	15,250	33,910
Futures contracts	—	—	(87,740)	(81,517)
Net change in unrealized appreciation (depreciation)	12,196,721	220,772	1,081,559	26,228,644
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	13,111,825	339,439	2,403,499	28,042,975
Net increase (decrease) in net assets resulting from operations	$14,902,229	$430,898	$3,888,605	$29,750,835

† Net of foreign taxes withheld of	$121	$13	$163,285	$261,602

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Operations	March 31, 2018 (Unaudited)

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$6,590,295	$1,365,566	$2,911,837	$82,587
Securities lending income, net	57,732	303,565	15,119	333
Total Income	6,648,027	1,669,131	2,926,956	82,920

EXPENSES:
Investment advisory fees	1,303,483	848,318	845,215	38,306
Custody fees	20,000	19,527	53,957	34,936
Administration & accounting fees	97,287	35,340	39,003	1,288
Legal fees	15,018	5,452	4,850	77
Audit & tax fees	23,342	28,698	25,662	26,737
Shareholder reporting fees	46,927	17,713	23,198	862
Transfer agent fees	474,263	187,537	195,032	14,122
Trustee fees	14,828	5,697	6,276	690
Distribution fees—Class N	80,112	1,639	44,510	1,638
Interest expense	—	—	—	361
Recoupment of waiver	2,799	—	—	—
Registration fees	32,999	27,099	29,624	23,796
Pricing fee	16	72	10,823	10,983
Other expenses	15,454	5,841	6,145	1,336
Total Expenses	2,126,528	1,182,933	1,284,295	155,132

Less fee waivers and/or reimbursements	(7,872)	(56,635)	(98,546)	(105,303)
Net Expenses	2,118,656	1,126,298	1,185,749	49,829
Net Investment Income (Loss)	4,529,371	542,833	1,741,207	33,091

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	50,537,537	15,805,560	13,775,671	970,991
Settlement of foreign currency and foreign currency transactions	—	—	65,827	5,094
Expiration or closing of futures contracts	2,270,986	594,926	206,224	—
Net realized gain (loss)	52,808,523	16,400,486	14,047,722	976,085

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net of increase in deferred capital gain country tax accruals of $—, $—, $— and $902, respectively)	36,990,078	3,070,751	3,309,184	617,943
Foreign currency and foreign currency transactions	16	—	28,490	331
Futures contracts	(1,295,379)	(428,177)	(207,685)	—
Net change in unrealized appreciation (depreciation)	35,694,715	2,642,574	3,129,989	618,274
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	88,503,238	19,043,060	17,177,711	1,594,359
Net increase (decrease) in net assets resulting from operations	$93,032,609	$19,585,893	$18,918,918	$1,627,450

† Net of foreign taxes withheld of	$1,233	$436	$279,949	$7,110

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Operations	March 31, 2018 (Unaudited)

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$1,214,213	$162,398	$891,517	$13,502,216
Securities lending income, net	5,532	48,078	13,819	11,764
Total Income	1,219,745	210,476	905,336	13,513,980

EXPENSES:
Investment advisory fees	247,458	126,097	228,323	1,672,416
Custody fees	8,933	10,547	29,044	17,361
Administration & accounting fees	17,006	4,553	9,825	115,466
Legal fees	2,096	533	1,141	13,580
Audit & tax fees	23,109	22,790	23,143	22,836
Shareholder reporting fees	8,079	3,009	5,103	65,813
Transfer agent fees	60,563	36,109	34,772	513,845
Trustee fees	3,156	1,237	2,021	18,351
Distribution fees—Class N	11,610	4,583	6,507	332,792
Recoupment of waiver	—	—	—	3,814
Registration fees	31,498	26,595	28,429	72,553
Pricing fee	11	69	10,802	8
Other expenses	3,208	1,566	2,179	18,184
Total Expenses	416,727	237,688	381,289	2,867,019

Less fee waivers and/or reimbursements	(54,006)	(64,559)	(90,379)	(10,527)
Net Expenses	362,721	173,129	290,910	2,856,492
Net Investment Income (Loss)	857,024	37,347	614,426	10,657,488

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	295,792	135,030	155,959	1,260,479
Settlement of foreign currency and foreign currency transactions	—	—	18,150	—
Expiration or closing of futures contracts	290,236	—	179,225	5,321,095
Net realized gain (loss)	586,028	135,030	353,334	6,581,574

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	17,939,006	2,329,365	3,411,619	77,242,329
Foreign currency and foreign currency transactions	—	—	7,257	—
Futures contracts	(57,301)	—	(49,355)	(1,821,940)
Net change in unrealized appreciation (depreciation)	17,881,705	2,329,365	3,369,521	75,420,389
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	18,467,733	2,464,395	3,722,855	82,001,963
Net increase (decrease) in net assets resulting from operations	$19,324,757	$2,501,742	$4,337,281	$92,659,451

† Net of foreign taxes withheld of	$193	$127	$77,999	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Operations	March 31, 2018 (Unaudited)

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$2,098,883	$560,730	$2,587,491	$3,835,222
Securities lending income, net	1,702	2,374	444	743
Total Income	2,100,585	563,104	2,587,935	3,835,965

EXPENSES:
Investment advisory fees	392,190	204,746	880,250	1,468,942
Custody fees	25,506	34,429	46,169	73,182
Administration & accounting fees	18,391	6,528	19,036	41,134
Legal fees	2,174	1,077	1,304	3,968
Audit & tax fees	21,926	26,059	37,317	34,367
Shareholder reporting fees	10,426	4,455	11,700	21,018
Transfer agent fees	95,363	44,279	69,075	186,490
Trustee fees	3,175	1,416	4,176	6,464
Distribution fees—Class N	31,813	6,673	2,653	22,232
Recoupment of waiver	—	—	4,645	1,882
Registration fees	28,000	28,232	31,634	30,857
Pricing fee	10,786	8,793	10,781	10,771
Other expenses	3,299	1,948	4,068	6,555
Total Expenses	643,049	368,635	1,122,808	1,907,862

Less fee waivers and/or reimbursements	(81,163)	(101,776)	(30,932)	(23,355)
Net Expenses	561,886	266,859	1,091,876	1,884,507
Net Investment Income (Loss)	1,538,699	296,245	1,496,059	1,951,458

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	186,653	13,264	4,320,647	12,779,840
Settlement of foreign currency and foreign currency transactions	22,343	147	(104,485)	(82,710)
Settlement of forward foreign currency contracts	—	—	(696,834)	(977,377)
Expiration or closing of futures contracts	69,791	273,027	1,621,993	6,359,763
Expiration or closing of swap contracts	—	—	(446,718)	579,055
Net realized gain (loss)	278,787	286,438	4,694,603	18,658,571

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	4,822,323	6,074,243	940,288	(10,810,833)
Foreign currency and foreign currency transactions	6,083	5,492	13,166	49,514
Forward foreign currency exchange contracts	—	—	1,732,775	3,834,269
Futures contracts	(52,478)	(49,177)	(659,225)	(2,412,214)
Swap contracts	—	—	291,422	853,512
Net change in unrealized appreciation (depreciation)	4,775,928	6,030,558	2,318,426	(8,485,752)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	5,054,715	6,316,996	7,013,029	10,172,819
Net increase (decrease) in net assets resulting from operations	$6,593,414	$6,613,241	$8,509,088	$12,124,277

† Net of foreign taxes withheld of	$214,316	$63,306	$83,269	$270,794

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Operations	March 31, 2018 (Unaudited)

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2018
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$203,755	$20,498	$582,519	$364,223
Total Income	203,755	20,498	582,519	364,223

EXPENSES:
Investment advisory fees	51,636	13,489	153,309	162,742
Custody fees	—	—	—	19,368
Administration & accounting fees	1,394	283	1,130	1,235
Legal fees	4,262	4,516	4,362	4,464
Audit & tax fees	23,396	23,396	23,854	24,310
Shareholder reporting fees	1,117	289	1,597	1,627
Transfer agent fees	15,443	8,799	27,036	15,373
Trustee fees	693	522	912	826
Offering costs	5,813	4,359	4,337	4,552
Distribution fees—Class N	867	724	10,879	5,063
Dividends and interest on securities sold short (Note 3)	41,323	10,188	147,356	—
Interest expense	427	—	21	—
Registration fees	34,151	26,067	27,996	26,656
Pricing fee	118	199	1,027	1,031
Other expenses	1,171	1,061	1,305	1,259
Total Expenses	181,811	93,892	405,121	268,506

Less fee waivers and/or reimbursements	(71,327)	(66,933)	(53,828)	(75,853)
Net Expenses	110,484	26,959	351,293	192,653
Net Investment Income (Loss)	93,271	(6,461)	231,226	171,570

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	382,051	24,475	186,074	313,774
Settlement of foreign currency and foreign currency transactions	—	—	(106,585)	18,452
Settlement of forward foreign currency contracts	—	—	65,701	—
Expiration or closing of futures contracts	—	—	87,030	(15,081)
Closed short positions in securities	(508,095)	(116,703)	(361,605)	—
Expiration or closing of swap contracts	—	—	—	1,717,292
Net realized gain (loss)	(126,044)	(92,228)	(129,385)	2,034,437

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	642,019	(79,165)	(1,335,715)	1,139,405
Foreign currency and foreign currency transactions	—	—	1,042	(2,467)
Futures contracts	—	—	(4,434)	(1,819)
Short positions in securities	319,013	55,536	666,460	—
Swap contracts	—	—	—	(102,089)
Net change in unrealized appreciation (depreciation)	961,032	(23,629)	(672,647)	1,033,030
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	834,988	(115,857)	(802,032)	3,067,467
Net increase (decrease) in net assets resulting from operations	$928,259	($122,318)	($570,806)	$3,239,037

† Net of foreign taxes withheld of	$106	$7	$49,672	$36,948

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

OPERATIONS:
Net investment income (loss)	$13,128,449	$23,973,165	$3,052,276	$6,623,510
Net realized gain (loss)	68,075,834	73,435,382	40,585,194	58,774,178
Net change in unrealized appreciation (depreciation)	37,969,433	224,902,747	(31,699,282)	65,323,839
Net increase (decrease) in net assets resulting from operations	119,173,716	322,311,294	11,938,188	130,721,527

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(6,012,450)	(4,975,827)	(424,436)	(460,592)
Class N	(651,621)	(669,401)	(29,564)	(75,007)
Class R6	(17,550,557)	(15,350,782)	(5,553,185)	(7,260,404)
Total	(24,214,628)	(20,996,010)	(6,007,185)	(7,796,003)
Net realized gain:
Class I	(4,763,800)	—	(5,038,512)	(801,488)
Class N	(651,176)	—	(660,473)	(172,528)
Class R6	(13,087,478)	—	(58,872,363)	(11,713,497)
Total	(18,502,454)	—	(64,571,348)	(12,687,513)
Total distributions	(42,717,082)	(20,996,010)	(70,578,533)	(20,483,516)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	50,447,815	140,833,316	9,983,536	28,720,541
Reinvestment of distributions	9,776,384	4,346,415	5,462,948	1,261,541
Cost of shares redeemed	(77,303,116)	(390,857,879)	(8,106,821)	(26,858,961)
Net increase (decrease) from capital transactions	(17,078,917)	(245,678,148)	7,339,663	3,123,121

CLASS N
Proceeds from shares sold	17,982,518	10,166,505	1,106,543	3,396,863
Reinvestment of distributions	1,300,872	668,290	687,488	246,619
Cost of shares redeemed	(11,108,050)	(24,588,845)	(2,878,215)	(6,058,076)
Net increase (decrease) from capital transactions	8,175,340	(13,754,050)	(1,084,184)	(2,414,594)

CLASS R6
Proceeds from shares sold	224,191,272	443,553,869	45,995,217	116,160,936
Reinvestment of distributions	30,519,773	15,022,031	59,088,320	17,579,880
Cost of shares redeemed	(141,404,699)	(219,065,217)	(151,731,516)	(190,166,011)
Net increase (decrease) from capital transactions	113,306,346	239,510,683	(46,647,979)	(56,425,195)
Net increase (decrease) in net assets resulting from capital transactions	104,402,769	(19,921,515)	(40,392,500)	(55,716,668)
Total increase (decrease) in net assets	180,859,403	281,393,769	(99,032,845)	54,521,343

NET ASSETS:
Beginning of period	1,766,045,807	1,484,652,038	797,723,228	743,201,885
End of period	$1,946,905,210	$1,766,045,807	$698,690,383	$797,723,228

Undistributed accumulated net investment income (loss)	$6,339,992	$17,426,171	$838,482	$3,793,391

The accompanying notes are an integral part of these financial statements.	(continued on p. 176)

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	27,105,928	44,811,070	3,425,976	3,258,870
Shares sold	2,845,591	9,220,046	642,635	1,907,423
Shares issued on reinvestment of distributions	550,162	294,273	365,415	82,453
Shares redeemed	(4,344,897)	(27,219,461)	(522,856)	(1,822,770)
Shares outstanding, end of period	26,156,784	27,105,928	3,911,170	3,425,976

CLASS N
Shares outstanding, beginning of period	3,733,125	4,643,563	538,645	700,486
Shares sold	1,005,561	665,568	72,016	228,754
Shares issued on reinvestment of distributions	73,454	45,369	46,078	16,161
Shares redeemed	(625,700)	(1,621,375)	(182,754)	(406,756)
Shares outstanding, end of period	4,186,440	3,733,125	473,985	538,645

CLASS R6
Shares outstanding, beginning of period	73,872,372	56,611,041	45,548,724	49,226,271
Shares sold	12,591,968	30,560,220	2,974,267	7,765,757
Shares issued on reinvestment of distributions	1,719,424	1,017,753	3,949,754	1,147,512
Shares redeemed	(7,904,812)	(14,316,642)	(9,535,988)	(12,590,816)
Shares outstanding, end of period	80,278,952	73,872,372	42,936,757	45,548,724

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

OPERATIONS:
Net investment income (loss)	$3,712,858	$9,925,411	$1,279,031	$5,648,402
Net realized gain (loss)	13,892,586	15,744,900	13,444,291	8,322,666
Net change in unrealized appreciation (depreciation)	(9,143,479)	53,141,324	15,003,551	45,882,489
Net increase (decrease) in net assets resulting from operations	8,461,965	78,811,635	29,726,873	59,853,557

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,871,811)	(1,615,459)	(1,550,648)	(1,429,461)
Class N	(162,279)	(194,539)	(84,835)	(130,267)
Class R6	(9,653,985)	(7,987,798)	(3,875,940)	(3,682,831)
Total	(11,688,075)	(9,797,796)	(5,511,423)	(5,242,559)
Total distributions	(11,688,075)	(9,797,796)	(5,511,423)	(5,242,559)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	14,491,768	19,633,543	20,815,311	37,682,958
Reinvestment of distributions	1,868,748	1,612,750	1,550,537	1,428,298
Cost of shares redeemed	(11,215,103)	(24,211,103)	(87,118,888)	(31,081,689)
Net increase (decrease) from capital transactions	5,145,413	(2,964,810)	(64,753,040)	8,029,567

CLASS N
Proceeds from shares sold	1,335,189	2,954,447	8,529,059	2,013,359
Reinvestment of distributions	161,205	193,541	84,835	130,267
Cost of shares redeemed	(2,905,479)	(4,121,548)	(9,127,167)	(4,308,730)
Net increase (decrease) from capital transactions	(1,409,085)	(973,560)	(513,273)	(2,165,104)

CLASS R6
Proceeds from shares sold	29,672,259	79,290,772	84,463,557	36,137,353
Reinvestment of distributions	9,578,079	7,922,560	3,839,830	3,653,343
Cost of shares redeemed	(35,324,727)	(60,093,576)	(30,560,934)	(39,269,853)
Net increase (decrease) from capital transactions	3,925,611	27,119,756	57,742,453	520,843
Net increase (decrease) in net assets resulting from capital transactions	7,661,939	23,181,386	(7,523,860)	6,385,306
Total increase (decrease) in net assets	4,435,829	92,195,225	16,691,590	60,996,304

NET ASSETS:
Beginning of period	470,268,680	378,073,455	326,500,884	265,504,580
End of period	$474,704,509	$470,268,680	$343,192,474	$326,500,884

Undistributed accumulated net investment income (loss)	$1,053,819	$9,029,036	$826,012	$5,058,404

The accompanying notes are an integral part of these financial statements.	(continued on p. 178)

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	6,382,844	6,677,387	9,084,086	8,243,713
Shares sold	1,192,791	1,849,100	1,844,124	3,799,597
Shares issued on reinvestment of distributions	156,381	163,898	141,990	174,183
Shares redeemed	(915,259)	(2,307,541)	(7,356,067)	(3,133,407)
Shares outstanding, end of period	6,816,757	6,382,844	3,714,133	9,084,086

CLASS N
Shares outstanding, beginning of period	741,408	832,639	629,566	850,737
Shares sold	109,910	286,397	777,874	226,977
Shares issued on reinvestment of distributions	13,501	19,689	7,769	15,886
Shares redeemed	(239,149)	(397,317)	(809,801)	(464,034)
Shares outstanding, end of period	625,670	741,408	605,408	629,566

CLASS R6
Shares outstanding, beginning of period	32,248,885	29,492,098	20,749,080	20,536,218
Shares sold	2,449,106	7,577,114	7,063,179	3,893,741
Shares issued on reinvestment of distributions	802,856	805,957	351,311	444,987
Shares redeemed	(2,905,822)	(5,626,284)	(2,676,547)	(4,125,866)
Shares outstanding, end of period	32,595,025	32,248,885	25,487,023	20,749,080

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR TM LARGE CAP MULTI-STYLE FUND		AQR TM SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

OPERATIONS:
Net investment income (loss)	$1,790,404	$2,766,020	$91,459	$181,185
Net realized gain (loss)	915,104	424,382	118,667	439,324
Net change in unrealized appreciation (depreciation)	12,196,721	33,816,540	220,772	3,195,344
Net increase (decrease) in net assets resulting from operations	14,902,229	37,006,942	430,898	3,815,853

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(818,162)	(558,442)	(131,517)	(154,814)
Class N	(21,911)	(22,808)	(18,995)	(25,593)
Class R6	(2,148,486)	(1,366,670)	(15,846)	(22,170)
Total	(2,988,559)	(1,947,920)	(166,358)	(202,577)
Net realized gain:
Class I	—	(2,289)	(470,627)	—
Class N	—	(114)	(118,365)	—
Class R6	—	(5,353)	(49,360)	—
Total	—	(7,756)	(638,352)	—
Total distributions	(2,988,559)	(1,955,676)	(804,710)	(202,577)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	10,338,066	18,063,674	3,173,228	6,781,869
Reinvestment of distributions	813,559	556,533	601,692	154,181
Cost of shares redeemed	(3,601,744)	(4,512,759)	(1,211,820)	(2,124,391)
Net increase (decrease) from capital transactions	7,549,881	14,107,448	2,563,100	4,811,659

CLASS N
Proceeds from shares sold	363,239	991,351	524,552	3,690,705
Reinvestment of distributions	21,911	22,922	137,360	25,593
Cost of shares redeemed	(320,910)	(1,389,436)	(374,861)	(1,836,542)
Net increase (decrease) from capital transactions	64,240	(375,163)	287,051	1,879,756

CLASS R6
Proceeds from shares sold	23,950,542	52,090,671	—	—
Reinvestment of distributions	2,145,431	1,367,976	65,206	22,170
Cost of shares redeemed	(11,725,726)	(14,687,541)	—	—
Net increase (decrease) from capital transactions	14,370,247	38,771,106	65,206	22,170
Net increase (decrease) in net assets resulting from capital transactions	21,984,368	52,503,391	2,915,357	6,713,585
Total increase (decrease) in net assets	33,898,038	87,554,657	2,541,545	10,326,861

NET ASSETS:
Beginning of period	227,775,622	140,220,965	29,061,859	18,734,998
End of period	$261,673,660	$227,775,622	$31,603,404	$29,061,859

Undistributed accumulated net investment income (loss)	$903,250	$2,101,405	$26,377	$101,276

The accompanying notes are an integral part of these financial statements.	(continued on p. 180)

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR TM LARGE CAP MULTI-STYLE FUND		AQR TM SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	5,295,943	3,995,600	1,766,988	1,338,219
Shares sold	805,340	1,651,972	262,033	604,397
Shares issued on reinvestment of distributions	63,214	52,652	49,974	13,489
Shares redeemed	(277,790)	(404,281)	(100,234)	(189,117)
Shares outstanding, end of period	5,886,707	5,295,943	1,978,761	1,766,988

CLASS N
Shares outstanding, beginning of period	183,388	217,083	457,078	289,019
Shares sold	28,678	91,182	43,469	329,990
Shares issued on reinvestment of distributions	1,705	2,171	11,437	2,243
Shares redeemed	(25,258)	(127,048)	(31,226)	(164,174)
Shares outstanding, end of period	188,513	183,388	480,758	457,078

CLASS R6
Shares outstanding, beginning of period	13,352,220	9,800,397	193,053	191,117
Shares sold	1,852,102	4,764,209	—	—
Shares issued on reinvestment of distributions	166,700	129,420	5,407	1,936
Shares redeemed	(909,884)	(1,341,806)	—	—
Shares outstanding, end of period	14,461,138	13,352,220	198,460	193,053

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR TM INTERNATIONAL MULTI-STYLE FUND		AQR TM EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

OPERATIONS:
Net investment income (loss)	$1,485,106	$3,739,025	$1,707,860	$5,997,876
Net realized gain (loss)	1,321,940	61,909	1,814,331	2,417,623
Net change in unrealized appreciation (depreciation)	1,081,559	26,561,545	26,228,644	58,623,612
Net increase (decrease) in net assets resulting from operations	3,888,605	30,362,479	29,750,835	67,039,111

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(644,479)	(422,289)	(286,290)	(296,146)
Class N	(47,940)	(30,453)	(31,785)	(49,154)
Class R6	(3,770,415)	(2,510,600)	(5,586,088)	(6,513,104)
Total	(4,462,834)	(2,963,342)	(5,904,163)	(6,858,404)
Total distributions	(4,462,834)	(2,963,342)	(5,904,163)	(6,858,404)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	3,852,414	5,883,701	2,452,936	3,979,959
Reinvestment of distributions	639,789	413,893	277,677	283,665
Cost of shares redeemed	(2,682,893)	(4,563,660)	(984,266)	(2,771,277)
Net increase (decrease) from capital transactions	1,809,310	1,733,934	1,746,347	1,492,347

CLASS N
Proceeds from shares sold	292,844	828,696	356,435	781,758
Reinvestment of distributions	47,940	30,453	31,785	49,154
Cost of shares redeemed	(145,568)	(686,814)	(350,125)	(1,165,523)
Net increase (decrease) from capital transactions	195,216	172,335	38,095	(334,611)

CLASS R6
Proceeds from shares sold	12,541,701	26,791,516	6,883,440	16,416,631
Reinvestment of distributions	3,766,767	2,506,738	5,584,281	6,510,144
Cost of shares redeemed	(10,545,532)	(17,661,501)	(16,563,476)	(19,083,778)
Net increase (decrease) from capital transactions	5,762,936	11,636,753	(4,095,755)	3,842,997
Net increase (decrease) in net assets resulting from capital transactions	7,767,462	13,543,022	(2,311,313)	5,000,733
Total increase (decrease) in net assets	7,193,233	40,942,159	21,535,359	65,181,440

NET ASSETS:
Beginning of period	179,269,191	138,327,032	352,854,397	287,672,957
End of period	$186,462,424	$179,269,191	$374,389,756	$352,854,397

Undistributed accumulated net investment income (loss)	$407,478	$3,385,206	$962,842	$5,159,145

The accompanying notes are an integral part of these financial statements.	(continued on p. 182)

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR TM INTERNATIONAL MULTI-STYLE FUND		AQR TM EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	2,306,712	2,128,774	1,529,628	1,370,519
Shares sold	340,518	585,383	210,126	407,778
Shares issued on reinvestment of distributions	57,073	45,086	24,552	33,451
Shares redeemed	(233,315)	(452,531)	(84,599)	(282,120)
Shares outstanding, end of period	2,470,988	2,306,712	1,679,707	1,529,628

CLASS N
Shares outstanding, beginning of period	186,870	168,987	207,005	233,206
Shares sold	25,817	85,293	30,840	84,653
Shares issued on reinvestment of distributions	4,285	3,325	2,808	5,789
Shares redeemed	(12,896)	(70,735)	(29,818)	(116,643)
Shares outstanding, end of period	204,076	186,870	210,835	207,005

CLASS R6
Shares outstanding, beginning of period	13,549,216	12,337,482	29,960,986	29,394,195
Shares sold	1,097,312	2,714,486	582,781	1,733,236
Shares issued on reinvestment of distributions	335,420	272,768	493,747	767,706
Shares redeemed	(923,880)	(1,775,520)	(1,400,962)	(1,934,151)
Shares outstanding, end of period	14,058,068	13,549,216	29,636,552	29,960,986

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

OPERATIONS:
Net investment income (loss)	$4,529,371	$10,923,780	$542,833	$1,572,201
Net realized gain (loss)	52,808,523	73,752,927	16,400,486	36,171,814
Net change in unrealized appreciation (depreciation)	35,694,715	57,914,342	2,642,574	26,319,546
Net increase (decrease) in net assets resulting from operations	93,032,609	142,591,049	19,585,893	64,063,561

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(8,101,442)	(12,230,241)	(894,536)	(2,567,241)
Class N	(415,673)	(723,350)	—	—
Class R6	(671,436)	(968,404)	(42,524)	(79,227)
Total	(9,188,551)	(13,921,995)	(937,060)	(2,646,468)
Net realized gain:
Class I	(68,239,691)	(47,871,231)	(31,913,165)	—
Class N	(4,718,092)	(3,398,837)	(99,309)	—
Class R6	(5,131,395)	(3,547,071)	(1,100,687)	—
Total	(78,089,178)	(54,817,139)	(33,113,161)	—
Total distributions	(87,277,729)	(68,739,134)	(34,050,221)	(2,646,468)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	77,614,778	154,774,327	27,579,581	51,370,096
Reinvestment of distributions	76,128,358	60,037,357	32,791,199	2,558,986
Cost of shares redeemed	(125,134,159)	(230,601,389)	(45,515,012)	(70,940,111)
Net increase (decrease) from capital transactions	28,608,977	(15,789,705)	14,855,768	(17,011,029)

CLASS N
Proceeds from shares sold	7,236,686	7,404,914	130,778	396,727
Reinvestment of distributions	5,133,360	4,121,868	99,309	—
Cost of shares redeemed	(6,069,084)	(14,419,255)	(729,757)	(531,776)
Net increase (decrease) from capital transactions	6,300,962	(2,892,473)	(499,670)	(135,049)

CLASS R6
Proceeds from shares sold	13,778,747	16,080,377	1,552,462	2,308,572
Reinvestment of distributions	5,772,894	4,492,109	1,142,144	79,139
Cost of shares redeemed	(16,689,832)	(18,757,198)	(710,561)	(773,259)
Net increase (decrease) from capital transactions	2,861,809	1,815,288	1,984,045	1,614,452
Net increase (decrease) in net assets resulting from capital transactions	37,771,748	(16,866,890)	16,340,143	(15,531,626)
Total increase (decrease) in net assets	43,526,628	56,985,025	1,875,815	45,885,467

NET ASSETS:
Beginning of period	994,651,503	937,666,478	373,103,524	327,218,057
End of period	$1,038,178,131	$994,651,503	$374,979,339	$373,103,524

Undistributed accumulated net investment income (loss)	$2,004,625	$6,663,805	$113,413	$507,640

The accompanying notes are an integral part of these financial statements.	(continued on p. 184)

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	39,535,338	40,158,763	14,479,520	15,247,228
Shares sold	3,439,282	7,605,960	1,126,680	2,290,061
Shares issued on reinvestment of distributions	3,516,321	3,118,824	1,394,777	114,240
Shares redeemed	(5,557,497)	(11,348,209)	(1,862,059)	(3,172,009)
Shares outstanding, end of period	40,933,444	39,535,338	15,138,918	14,479,520

CLASS N
Shares outstanding, beginning of period	2,686,851	2,823,181	69,288	76,105
Shares sold	320,584	363,923	5,338	17,898
Shares issued on reinvestment of distributions	236,888	213,901	4,217	—
Shares redeemed	(269,662)	(714,154)	(29,756)	(24,715)
Shares outstanding, end of period	2,974,661	2,686,851	49,087	69,288

CLASS R6
Shares outstanding, beginning of period	3,001,708	2,895,803	480,490	408,690
Shares sold	624,146	791,962	63,858	102,839
Shares issued on reinvestment of distributions	267,388	233,842	48,705	3,541
Shares redeemed	(747,679)	(919,899)	(29,127)	(34,580)
Shares outstanding, end of period	3,145,563	3,001,708	563,926	480,490

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR EMERGING MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

OPERATIONS:
Net investment income (loss)	$1,741,207	$8,066,811	$33,091	$255,005
Net realized gain (loss)	14,047,722	11,516,102	976,085	289,377
Net change in unrealized appreciation (depreciation)	3,129,989	33,527,943	618,274	2,041,026
Net increase (decrease) in net assets resulting from operations	18,918,918	53,110,856	1,627,450	2,585,408

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(7,041,640)	(6,221,505)	(197,094)	(124,339)
Class N	(676,884)	(598,973)	(22,047)	(12,317)
Class R6	(1,097,301)	(869,430)	(39,256)	(14,922)
Total	(8,815,825)	(7,689,908)	(258,397)	(151,578)
Total distributions	(8,815,825)	(7,689,908)	(258,397)	(151,578)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	34,612,674	74,964,141	953,695	1,485,262
Reinvestment of distributions	7,039,182	6,218,003	197,094	124,339
Cost of shares redeemed	(35,130,924)	(63,513,055)	(2,781,569)	(1,563,236)
Net increase (decrease) from capital transactions	6,520,932	17,669,089	(1,630,780)	46,365

CLASS N
Proceeds from shares sold	3,246,777	5,679,592	34,980	53,618
Reinvestment of distributions	676,884	598,973	22,047	12,317
Cost of shares redeemed	(2,202,405)	(6,388,590)	(60,719)	(217,315)
Net increase (decrease) from capital transactions	1,721,256	(110,025)	(3,692)	(151,380)

CLASS R6
Proceeds from shares sold	7,211,891	11,815,084	448,215	676,411
Reinvestment of distributions	1,097,301	868,265	39,256	14,922
Cost of shares redeemed	(4,718,862)	(7,080,653)	(210,651)	(155,649)
Net increase (decrease) from capital transactions	3,590,330	5,602,696	276,820	535,684
Net increase (decrease) in net assets resulting from capital transactions	11,832,518	23,161,760	(1,357,652)	430,669
Total increase (decrease) in net assets	21,935,611	68,582,708	11,401	2,864,499

NET ASSETS:
Beginning of period	406,468,519	337,885,811	13,691,928	10,827,429
End of period	$428,404,130	$406,468,519	$13,703,329	$13,691,928

Undistributed accumulated net investment income (loss)	$225,085	$7,299,703	$(6,645)	$218,661

The accompanying notes are an integral part of these financial statements.	(continued on p. 186)

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR EMERGING MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	21,061,118	19,627,772	1,008,926	1,003,384
Shares sold	2,172,273	5,546,955	79,183	166,954
Shares issued on reinvestment of distributions	450,364	488,837	17,788	15,699
Shares redeemed	(2,201,304)	(4,602,446)	(242,066)	(177,111)
Shares outstanding, end of period	21,482,451	21,061,118	863,831	1,008,926

CLASS N
Shares outstanding, beginning of period	2,200,569	2,207,600	112,797	126,465
Shares sold	202,884	415,499	3,033	5,909
Shares issued on reinvestment of distributions	43,362	47,126	1,986	1,553
Shares redeemed	(138,666)	(469,656)	(5,161)	(21,130)
Shares outstanding, end of period	2,308,149	2,200,569	112,655	112,797

CLASS R6
Shares outstanding, beginning of period	2,964,194	2,555,356	166,502	107,058
Shares sold	451,383	858,078	38,189	73,914
Shares issued on reinvestment of distributions	70,340	68,367	3,540	1,882
Shares redeemed	(296,750)	(517,607)	(17,884)	(16,352)
Shares outstanding, end of period	3,189,167	2,964,194	190,347	166,502

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR TM LARGE CAP MOMENTUM STYLE FUND		AQR TM SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

OPERATIONS:
Net investment income (loss)	$857,024	$1,841,956	$37,347	$187,402
Net realized gain (loss)	586,028	367,291	135,030	771,880
Net change in unrealized appreciation (depreciation)	17,881,705	21,797,950	2,329,365	6,910,549
Net increase (decrease) in net assets resulting from operations	19,324,757	24,007,197	2,501,742	7,869,831

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(716,329)	(955,242)	(133,265)	(254,946)
Class N	(65,175)	(2,128)	(7,948)	(918)
Class R6	(777,211)	(1,235,381)	(680)	(1,393)
Total	(1,558,715)	(2,192,751)	(141,893)	(257,257)
Net realized gain:
Class I	—	—	(36,657)	—
Class N	—	—	(2,589)	—
Class R6	—	—	(141)	—
Total	—	—	(39,387)	—
Total distributions	(1,558,715)	(2,192,751)	(181,280)	(257,257)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	8,078,636	21,637,497	5,957,265	11,256,908
Reinvestment of distributions	716,292	955,242	169,922	254,946
Cost of shares redeemed	(6,345,704)	(13,438,274)	(1,747,702)	(4,321,955)
Net increase (decrease) from capital transactions	2,449,224	9,154,465	4,379,485	7,189,899

CLASS N
Proceeds from shares sold	821,655	8,608,192	679,756	3,053,888
Reinvestment of distributions	65,175	2,128	10,537	918
Cost of shares redeemed	(582,498)	(521,673)	(114,019)	(129,774)
Net increase (decrease) from capital transactions	304,332	8,088,647	576,274	2,925,032

CLASS R6
Proceeds from shares sold	12,979,011	12,410,098	—	—
Reinvestment of distributions	776,372	1,234,108	821	1,393
Cost of shares redeemed	(15,030,754)	(20,260,706)	(8,633)	(105)
Net increase (decrease) from capital transactions	(1,275,371)	(6,616,500)	(7,812)	1,288
Net increase (decrease) in net assets resulting from capital transactions	1,478,185	10,626,612	4,947,947	10,116,219
Total increase (decrease) in net assets	19,244,227	32,441,058	7,268,409	17,728,793

NET ASSETS:
Beginning of period	180,188,975	147,747,917	51,277,497	33,548,704
End of period	$199,433,202	$180,188,975	$58,545,906	$51,277,497

Undistributed accumulated net investment income (loss)	$409,587	$1,111,278	$(26,591)	$77,955

The accompanying notes are an integral part of these financial statements.	(continued on p. 188)

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR TM LARGE CAP MOMENTUM STYLE FUND		AQR TM SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	4,484,510	3,971,690	2,509,919	2,094,916
Shares sold	387,242	1,220,231	303,264	650,112
Shares issued on reinvestment of distributions	34,387	55,764	8,638	14,866
Shares redeemed	(298,370)	(763,175)	(88,636)	(249,975)
Shares outstanding, end of period	4,607,769	4,484,510	2,733,185	2,509,919

CLASS N
Shares outstanding, beginning of period	440,406	9,538	170,348	9,764
Shares sold	38,899	458,095	34,882	167,850
Shares issued on reinvestment of distributions	3,142	125	539	54
Shares redeemed	(27,830)	(27,352)	(5,840)	(7,320)
Shares outstanding, end of period	454,617	440,406	199,929	170,348

CLASS R6
Shares outstanding, beginning of period	4,353,778	4,730,865	10,527	10,452
Shares sold	617,286	684,733	—	—
Shares issued on reinvestment of distributions	37,344	72,170	42	81
Shares redeemed	(716,582)	(1,133,990)	(454)	(6)
Shares outstanding, end of period	4,291,826	4,353,778	10,115	10,527

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND		AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

OPERATIONS:
Net investment income (loss)	$614,426	$1,967,026	$10,657,488	$16,836,566
Net realized gain (loss)	353,334	(50,751)	6,581,574	10,732,066
Net change in unrealized appreciation (depreciation)	3,369,521	9,894,957	75,420,389	138,976,696
Net increase (decrease) in net assets resulting from operations	4,337,281	11,811,232	92,659,451	166,545,328

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(797,114)	(685,240)	(11,370,326)	(7,738,990)
Class N	(85,403)	(3,572)	(3,109,258)	(2,775,125)
Class R6	(1,116,578)	(1,215,630)	(3,940,888)	(2,015,183)
Total	(1,999,095)	(1,904,442)	(18,420,472)	(12,529,298)
Net realized gain:
Class I	—	—	(7,283,844)	(2,907,277)
Class N	—	—	(2,383,457)	(1,214,616)
Class R6	—	—	(2,383,760)	(721,670)
Total	—	—	(12,051,061)	(4,843,563)
Total distributions	(1,999,095)	(1,904,442)	(30,471,533)	(17,372,861)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	9,342,219	18,560,003	193,481,089	326,890,251
Reinvestment of distributions	797,114	685,240	18,133,691	10,296,185
Cost of shares redeemed	(3,105,324)	(13,430,020)	(191,399,495)	(155,458,852)
Net increase (decrease) from capital transactions	7,034,009	5,815,223	20,215,285	181,727,584

CLASS N
Proceeds from shares sold	872,157	4,746,198	77,109,284	101,293,568
Reinvestment of distributions	85,403	3,572	5,487,991	3,988,957
Cost of shares redeemed	(189,433)	(271,772)	(56,388,772)	(126,268,724)
Net increase (decrease) from capital transactions	768,127	4,477,998	26,208,503	(20,986,199)

CLASS R6
Proceeds from shares sold	8,664,923	10,548,840	78,481,868	66,260,633
Reinvestment of distributions	1,114,827	1,215,630	6,238,950	2,735,594
Cost of shares redeemed	(5,121,076)	(15,985,275)	(26,399,794)	(21,617,756)
Net increase (decrease) from capital transactions	4,658,674	(4,220,805)	58,321,024	47,378,471
Net increase (decrease) in net assets resulting from capital transactions	12,460,810	6,072,416	104,744,812	208,119,856
Total increase (decrease) in net assets	14,798,996	15,979,206	166,932,730	357,292,323

NET ASSETS:
Beginning of period	105,765,496	89,786,290	1,230,607,084	873,314,761
End of period	$120,564,492	$105,765,496	$1,397,539,814	$1,230,607,084

Undistributed accumulated net investment income (loss)	$301,699	$1,686,368	$5,171,549	$12,934,533

The accompanying notes are an integral part of these financial statements.	(continued on p. 190)

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND		AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	3,220,835	2,762,443	43,542,452	33,090,713
Shares sold	659,706	1,550,374	10,067,128	19,100,641
Shares issued on reinvestment of distributions	57,512	60,856	947,919	637,535
Shares redeemed	(220,663)	(1,152,838)	(10,045,103)	(9,286,437)
Shares outstanding, end of period	3,717,390	3,220,835	44,512,396	43,542,452

CLASS N
Shares outstanding, beginning of period	352,156	13,105	13,152,323	14,418,150
Shares sold	61,995	359,329	4,037,364	5,985,115
Shares issued on reinvestment of distributions	6,193	318	287,329	247,147
Shares redeemed	(13,522)	(20,596)	(2,960,053)	(7,498,089)
Shares outstanding, end of period	406,822	352,156	14,516,963	13,152,323

CLASS R6
Shares outstanding, beginning of period	4,159,523	4,552,606	10,858,002	8,114,231
Shares sold	616,255	856,159	4,172,992	3,882,814
Shares issued on reinvestment of distributions	80,668	108,249	326,818	169,702
Shares redeemed	(361,318)	(1,357,491)	(1,365,114)	(1,308,745)
Shares outstanding, end of period	4,495,128	4,159,523	13,992,698	10,858,002

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR INTERNATIONAL DEFENSIVE STYLE FUND		AQR EMERGING DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

OPERATIONS:
Net investment income (loss)	$1,538,699	$3,846,795	$296,245	$1,143,552
Net realized gain (loss)	278,787	432,068	286,438	(871,477)
Net change in unrealized appreciation (depreciation)	4,775,928	14,750,315	6,030,558	5,963,387
Net increase (decrease) in net assets resulting from operations	6,593,414	19,029,178	6,613,241	6,235,462

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(3,165,826)	(1,376,647)	(1,062,921)	(775,009)
Class N	(467,396)	(325,467)	(73,559)	(2,256)
Class R6	(516,224)	(216,668)	(3,683)	(3,159)
Total	(4,149,446)	(1,918,782)	(1,140,163)	(780,424)
Net realized gain:
Class I	(165,425)	—	—	—
Class N	(28,675)	—	—	—
Class R6	(25,940)	—	—	—
Total	(220,040)	—	—	—
Total distributions	(4,369,486)	(1,918,782)	(1,140,163)	(780,424)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	18,434,596	59,917,668	10,792,442	20,433,053
Reinvestment of distributions	3,331,251	1,376,647	1,062,921	774,826
Cost of shares redeemed	(17,095,199)	(24,967,749)	(5,016,869)	(13,445,045)
Net increase (decrease) from capital transactions	4,670,648	36,326,566	6,838,494	7,762,834

CLASS N
Proceeds from shares sold	397,487	17,910,739	462,481	4,546,034
Reinvestment of distributions	496,071	325,467	73,559	2,256
Cost of shares redeemed	(11,871,349)	(12,515,245)	(265,207)	(387,794)
Net increase (decrease) from capital transactions	(10,977,791)	5,720,961	270,833	4,160,496

CLASS R6
Proceeds from shares sold	4,671,402	7,431,980	—	—
Reinvestment of distributions	542,164	216,668	3,683	3,159
Cost of shares redeemed	(2,245,579)	(4,545,300)	—	—
Net increase (decrease) from capital transactions	2,967,987	3,103,348	3,683	3,159
Net increase (decrease) in net assets resulting from capital transactions	(3,339,156)	45,150,875	7,113,010	11,926,489
Total increase (decrease) in net assets	(1,115,228)	62,261,271	12,586,088	17,381,527

NET ASSETS:
Beginning of period	194,908,643	132,647,372	67,390,649	50,009,122
End of period	$193,793,415	$194,908,643	$79,976,737	$67,390,649

Undistributed accumulated net investment income (loss)	$835,921	$3,446,668	$183,881	$1,027,799

The accompanying notes are an integral part of these financial statements.	(continued on p. 192)

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR INTERNATIONAL DEFENSIVE STYLE FUND		AQR EMERGING DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	10,933,855	8,004,942	6,592,892	5,639,656
Shares sold	1,363,198	4,874,827	1,079,458	2,394,166
Shares issued on reinvestment of distributions	250,470	122,805	108,683	98,079
Shares redeemed	(1,271,350)	(2,068,719)	(502,542)	(1,539,009)
Shares outstanding, end of period	11,276,173	10,933,855	7,278,491	6,592,892

CLASS N
Shares outstanding, beginning of period	2,216,623	1,704,809	509,044	22,961
Shares sold	28,749	1,474,453	45,769	527,245
Shares issued on reinvestment of distributions	36,342	28,326	7,342	279
Shares redeemed	(856,945)	(990,965)	(26,045)	(41,441)
Shares outstanding, end of period	1,424,769	2,216,623	536,110	509,044

CLASS R6
Shares outstanding, beginning of period	1,486,721	1,213,597	22,106	21,705
Shares sold	343,140	619,312	—	—
Shares issued on reinvestment of distributions	40,826	19,363	378	401
Shares redeemed	(165,752)	(365,551)	—	—
Shares outstanding, end of period	1,704,935	1,486,721	22,484	22,106

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

OPERATIONS:
Net investment income (loss)	$1,496,059	$2,290,063	$1,951,458	$7,839,516
Net realized gain (loss)	4,694,603	11,600,253	18,658,571	27,108,617
Net change in unrealized appreciation (depreciation)	2,318,426	16,779,337	(8,485,752)	40,336,968
Net increase (decrease) in net assets resulting from operations	8,509,088	30,669,653	12,124,277	75,285,101

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,065,813)	(653,994)	(7,494,259)	(10,863,361)
Class N	(11,531)	(28,840)	(277,680)	(974,412)
Class R6	(1,544,993)	(2,583,720)	(955,796)	(467,204)
Total	(2,622,337)	(3,266,554)	(8,727,735)	(12,304,977)
Net realized gain:
Class I	(4,905,686)	(2,182,402)	(24,534,629)	(4,934,344)
Class N	(81,986)	(106,171)	(1,154,771)	(484,430)
Class R6	(6,895,772)	(7,739,962)	(2,979,588)	(204,168)
Total	(11,883,444)	(10,028,535)	(28,668,988)	(5,622,942)
Total distributions	(14,505,781)	(13,295,089)	(37,396,723)	(17,927,919)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	167,598,066	12,128,871	73,280,486	84,815,575
Reinvestment of distributions	5,948,575	2,835,116	29,711,153	14,138,963
Cost of shares redeemed	(28,826,898)	(10,315,994)	(47,077,849)	(171,249,833)
Net increase (decrease) from capital transactions	144,719,743	4,647,993	55,913,790	(72,295,295)

CLASS N
Proceeds from shares sold	526,272	1,153,074	10,612,298	9,270,889
Reinvestment of distributions	93,517	135,011	1,312,338	1,335,280
Cost of shares redeemed	(819,117)	(939,549)	(6,131,904)	(37,068,943)
Net increase (decrease) from capital transactions	(199,328)	348,536	5,792,732	(26,462,774)

CLASS R6
Proceeds from shares sold	24,779,055	16,049,836	7,300,976	26,475,529
Reinvestment of distributions	8,440,765	10,323,682	3,935,384	671,372
Cost of shares redeemed	(1,282,517)	(70,541)	(2,870,237)	(2,904,530)
Net increase (decrease) from capital transactions	31,937,303	26,302,977	8,366,123	24,242,371
Net increase (decrease) in net assets resulting from capital transactions	176,457,718	31,299,506	70,072,645	(74,515,698)
Total increase (decrease) in net assets	170,461,025	48,674,070	44,800,199	(17,158,516)

NET ASSETS:
Beginning of period	189,972,260	141,298,190	405,055,552	422,214,068
End of period	$360,433,285	$189,972,260	$449,855,751	$405,055,552

Undistributed accumulated net investment income (loss)	$406,262	$1,532,540	$(945,562)	$5,830,715

The accompanying notes are an integral part of these financial statements.	(continued on p. 194)

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2017

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	4,671,412	4,067,125	29,670,936	36,446,082
Shares sold	18,240,909	1,502,926	6,404,894	8,011,359
Shares issued on reinvestment of distributions	667,629	376,010	2,728,297	1,482,072
Shares redeemed	(3,163,905)	(1,274,649)	(4,097,670)	(16,268,577)
Shares outstanding, end of period	20,416,045	4,671,412	34,706,457	29,670,936

CLASS N
Shares outstanding, beginning of period	255,046	212,001	1,251,644	3,604,797
Shares sold	57,280	141,204	904,837	875,834
Shares issued on reinvestment of distributions	10,531	17,978	117,593	137,092
Shares redeemed	(90,265)	(116,137)	(523,650)	(3,366,079)
Shares outstanding, end of period	232,592	255,046	1,750,424	1,251,644

CLASS R6
Shares outstanding, beginning of period	16,309,218	13,023,243	3,560,850	1,335,884
Shares sold	2,702,229	1,934,027	601,106	2,411,991
Shares issued on reinvestment of distributions	939,952	1,360,169	338,673	66,341
Shares redeemed	(140,547)	(8,221)	(235,902)	(253,366)
Shares outstanding, end of period	19,810,852	16,309,218	4,264,727	3,560,850

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND		AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE PERIOD 12/14/16*- 9/30/17	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE PERIOD 12/14/16*- 9/30/17

OPERATIONS:
Net investment income (loss)	$93,271	$69,027	$(6,461)	$(2,677)
Net realized gain (loss)	(126,044)	(39,665)	(92,228)	(130,457)
Net change in unrealized appreciation (depreciation)	961,032	1,198,320	(23,629)	244,232
Net increase (decrease) in net assets resulting from operations	928,259	1,227,682	(122,318)	111,098

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(133,818)	—	(13,898)	—
Class N	(2,636)	—	(4,398)	—
Class R6	(19,501)	—	(14,910)	—
Total	(155,955)	—	(33,206)	—
Total distributions	(155,955)	—	(33,206)	—

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	3,515,065	12,983,234	522,223	1,490,338
Reinvestment of distributions	133,818	—	13,898	—
Cost of shares redeemed	(3,207,141)	(286,671)	(14,526)	(189,170)
Net increase (decrease) from capital transactions	441,742	12,696,563	521,595	1,301,168

CLASS N
Proceeds from shares sold	38,101	1,186,574	208	652,860
Reinvestment of distributions	2,636	—	4,398	—
Cost of shares redeemed	(473,515)	(302,831)	(1,008)	(92,255)
Net increase (decrease) from capital transactions	(432,778)	883,743	3,598	560,605

CLASS R6
Proceeds from shares sold	—	1,754,717	20,000	1,291,979
Reinvestment of distributions	19,501	—	14,910	—
Net increase (decrease) from capital transactions	19,501	1,754,717	34,910	1,291,979
Net increase (decrease) in net assets resulting from capital transactions	28,465	15,335,023	560,103	3,153,752
Total increase (decrease) in net assets	800,769	16,562,705	404,579	3,264,850

NET ASSETS:
Beginning of period	16,562,705	—	3,264,850	—
End of period	$17,363,474	$16,562,705	$3,669,429	$3,264,850

Undistributed accumulated net investment income (loss)	$38,148	$100,832	$(11,038)	$28,629

The accompanying notes are an integral part of these financial statements.	(continued on p. 196)

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND		AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE PERIOD 12/14/16*- 9/30/17	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE PERIOD 12/14/16*- 9/30/17

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	1,201,816	—	130,756	—
Shares sold	295,650	1,228,307	51,023	150,276
Shares issued on reinvestment of distributions	11,096	—	1,323	—
Shares redeemed	(265,129)	(26,491)	(1,422)	(19,520)
Shares outstanding, end of period	1,243,433	1,201,816	181,680	130,756

CLASS N
Shares outstanding, beginning of period	90,163	—	55,789	—
Shares sold	3,139	118,572	20	65,305
Shares issued on reinvestment of distributions	218	—	419	—
Shares redeemed	(40,685)	(28,409)	(96)	(9,516)
Shares outstanding, end of period	52,835	90,163	56,132	55,789

CLASS R6
Shares outstanding, beginning of period	174,492	—	129,090	—
Shares sold	—	174,492	1,907	129,090
Shares issued on reinvestment of distributions	1,616	—	1,420	—
Shares outstanding, end of period	176,108	174,492	132,417	129,090

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND		AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE PERIOD 12/14/16*- 9/30/17	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE PERIOD 12/14/16*- 9/30/17

OPERATIONS:
Net investment income (loss)	$231,226	$123,723	$171,570	$43,615
Net realized gain (loss)	(129,385)	43,434	2,034,437	72,887
Net change in unrealized appreciation (depreciation)	(672,647)	1,387,106	1,033,030	804,369
Net increase (decrease) in net assets resulting from operations	(570,806)	1,554,263	3,239,037	920,871

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(155,585)	—	(56,194)	—
Class N	(53,147)	—	(11,434)	—
Class R6	(19,541)	—	(164,378)	—
Total	(228,273)	—	(232,006)	—
Net realized gain:
Class I	(24,186)	—	(27,925)	—
Class N	(9,101)	—	(7,723)	—
Class R6	(2,929)	—	(77,388)	—
Total	(36,216)	—	(113,036)	—
Total distributions	(264,489)	—	(345,042)	—

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	46,727,422	6,484,383	19,190,976	4,817,453
Reinvestment of distributions	179,771	—	82,736	—
Cost of shares redeemed	(2,458,880)	(76,732)	(304,342)	(69,013)
Net increase (decrease) from capital transactions	44,448,313	6,407,651	18,969,370	4,748,440

CLASS N
Proceeds from shares sold	11,718,292	1,816,453	9,887,397	1,797,659
Reinvestment of distributions	62,248	—	19,157	—
Cost of shares redeemed	(581,008)	(99,652)	(407,069)	(114,361)
Net increase (decrease) from capital transactions	11,199,532	1,716,801	9,499,485	1,683,298

CLASS R6
Proceeds from shares sold	—	2,099,000	—	17,599,000
Reinvestment of distributions	22,470	—	241,766	—
Cost of shares redeemed	—	—	(1,000,000)	—
Net increase (decrease) from capital transactions	22,470	2,099,000	(758,234)	17,599,000
Net increase (decrease) in net assets resulting from capital transactions	55,670,315	10,223,452	27,710,621	24,030,738
Total increase (decrease) in net assets	54,835,020	11,777,715	30,604,616	24,951,609

NET ASSETS:
Beginning of period	11,777,715	—	24,951,609	—
End of period	$66,612,735	$11,777,715	$55,556,225	$24,951,609

Undistributed accumulated net investment income (loss)	$173,932	$170,979	$(21,622)	$38,814

The accompanying notes are an integral part of these financial statements.	(continued on p. 198)

AQR Funds	Semi-Annual Report	March 2018

Statements of Changes in Net Assets	March 31, 2018

	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND		AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE PERIOD 12/14/16*- 9/30/17	FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	FOR THE PERIOD 12/14/16*- 9/30/17

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	559,080	—	406,006	—
Shares sold	3,548,246	565,347	1,352,907	411,586
Shares issued on reinvestment of distributions	13,957	—	6,249	—
Shares redeemed	(189,972)	(6,267)	(21,757)	(5,580)
Shares outstanding, end of period	3,931,311	559,080	1,743,405	406,006

CLASS N
Shares outstanding, beginning of period	156,150	—	154,227	—
Shares sold	900,877	164,254	692,831	163,536
Shares issued on reinvestment of distributions	4,844	—	1,448	—
Shares redeemed	(44,662)	(8,104)	(29,632)	(9,309)
Shares outstanding, end of period	1,017,209	156,150	818,874	154,227

CLASS R6
Shares outstanding, beginning of period	207,857	—	1,405,781	—
Shares sold	—	207,857	—	1,405,781
Shares issued on reinvestment of distributions	1,745	—	18,260	—
Shares redeemed	—	—	(70,872)	—
Shares outstanding, end of period	209,602	207,857	1,353,169	1,405,781

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Statements of Cash Flows	March 31, 2018 (Unaudited)

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$928,259	$(122,318)	$(570,806)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase securities	(11,075,311)	(2,667,721)	(78,405,175)
Payments to cover short positions in securities	(3,902,799)	(679,796)	(3,641,847)
Proceeds from sale of securities	10,958,438	2,077,191	10,182,510
Proceeds from short positions in securities	3,847,259	759,860	19,168,194
(Purchases) sales of short-term investments, net	224,082	6,819	(2,124,751)
Realized (gain) loss on investments in securities	(382,051)	(23,909)	(186,074)
Realized (gain) loss on short positions in securities	508,095	116,703	361,605
Change in unrealized (appreciation) depreciation on investments in securities	(642,019)	79,321	1,335,715
Change in unrealized (appreciation) depreciation on short positions in securities	(319,013)	(55,536)	(666,460)
(Increases) decreases in operating assets:
Deposits with brokers for futures contracts	—	—	(86,181)
Variation margin on futures contracts	—	—	(18,416)
Foreign tax reclaim	—	—	(16,134)
Dividends	(8,671)	(172)	(235,031)
Due from Investment Adviser	1,051	7,170	—
Prepaid expenses	847	(8,429)	(10,361)
Increases (decreases) in operating liabilities
Payable for securities purchased	(18,471)	—	33
Accrued investment advisory fees	6,730	—	33,745
Accrued distribution fees—Class N	(74)	7	2,353
Dividends and Interest payable on securities sold short	1,042	1,247	43,037
Other accrued expenses and liabilities	(18,163)	(16,907)	(8,513)
Net cash provided by (used in) operating activities	$109,231	$(526,470)	$(54,842,557)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	3,573,131	542,431	58,023,126
Payments on shares redeemed	(3,680,656)	(15,534)	(3,035,134)
Net cash provided by (used in) financing activities	$(107,525)	$526,897	$54,987,992
Net change in cash and cash denominated in foreign currencies	1,706	427	145,435
Cash, beginning of period	13,494	33	59,367
Cash, end of period**	$15,200	$460	$204,802

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $19,508, $6,489 and $60,049.

**	The following is a reconciliation of cash and cash held in foreign currencies reported within the Statements of Assets and Liabilities to cash disclosed in the Statements of Cash Flows:

FUND	CASH	CASH DENOMINATED IN FOREIGN CURRENCIES	TOTAL CASH AND CASH DENOMINATED IN FOREIGN CURRENCIES
AQR Large Cap Relaxed Constraint Equity Fund	$15,200	$—	$15,200
AQR Small Cap Relaxed Constraint Equity Fund	460	—	460
AQR International Relaxed Constraint Equity Fund	32,292	172,510	204,802

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$16.87	0.12		1.02		1.14	(0.22)	(0.18)	(0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$14.00	0.22		2.84		3.06	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.25	0.19		0.68		0.87	(0.12)	(0.00)[7]	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.16		(0.15)		0.01	(0.06)	(0.06)	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.15		2.21		2.36	(0.04)	(0.05)	(0.09)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.06	[9]	1.03		1.09	—	—	—
AQR LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$16.79	0.09		1.02		1.11	(0.18)	(0.18)	(0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.94	0.18		2.82		3.00	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.19	0.16		0.68		0.84	(0.09)	(0.00)[7]	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.33	0.13		(0.16)		(0.03)	(0.05)	(0.06)	(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.11		2.21		2.32	(0.03)	(0.05)	(0.08)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.04	[9]	1.05		1.09	—	—	—
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$16.87	0.12		1.03		1.15	(0.24)	(0.18)	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$14.00	0.24		2.84		3.08	(0.21)	—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.25	0.21		0.68		0.89	(0.14)	(0.00)[7]	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.18		(0.17)		0.01	(0.06)	(0.06)	(0.12)
FOR THE PERIOD 7/10/14[12]—9/30/14	$13.32	0.04		0.00	[7]	0.04	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$16.09	0.06		0.18		0.24	(0.12)	(1.46)	(1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.96	0.12	[13]	2.39		2.51	(0.14)	(0.24)	(0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.30	0.13		1.56		1.69	(0.03)	(0.00)[7]	(0.03)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.34	0.12	[14]	0.02	[15]	0.14	(0.03)	(0.15)	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.05	[16]	0.57		0.62	(0.04)	(0.12)	(0.16)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.03	[9]	1.85		1.88	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$16.01	0.04		0.19		0.23	(0.07)	(1.46)	(1.53)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.90	0.08	[13]	2.37		2.45	(0.10)	(0.24)	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.25	0.10		1.55		1.65	(0.00)[7]	(0.00)[7]	(0.00)[7]
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.30	0.09	[14]	0.01	[15]	0.10	(0.00)[7]	(0.15)	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.87	0.01	[16]	0.56		0.57	(0.02)	(0.12)	(0.14)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.01	[9]	1.86		1.87	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$16.11	0.06		0.20		0.26	(0.14)	(1.46)	(1.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.98	0.13	[13]	2.39		2.52	(0.15)	(0.24)	(0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.31	0.16		1.55		1.71	(0.04)	(0.00)[7]	(0.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.15	[14]	0.00	[7,15]	0.15	(0.04)	(0.15)	(0.19)
FOR THE PERIOD 7/10/14[12]—9/30/14	$12.95	0.01	[16]	(0.61)[15]		(0.60)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$17.61	6.72%	$460,620	0.44%	0.44%	0.44%	1.32%	30%
$16.87	22.01%	$457,339	0.45%	0.44%	0.44%	1.46%	61%
$14.00	6.61%	$627,269	0.46%	0.45%	0.45%	1.43%	80%
$13.25	0.03%	$490,709	0.54%	0.49%	0.49%	1.17%	59%
$13.36	21.39%	$166,058	0.71%	0.54%	0.54%	1.17%	277%
$11.09	10.90%	$18,811	1.80%[10,11]	0.54%	0.54%	1.09%[9]	223%

$17.54	6.54%	$73,451	0.70%	0.70%	0.70%	1.06%	30%
$16.79	21.69%	$62,679	0.71%	0.70%	0.70%	1.19%	61%
$13.94	6.40%	$64,718	0.71%	0.70%	0.70%	1.18%	80%
$13.19	(0.25)%	$59,733	0.79%	0.74%	0.74%	0.93%	59%
$13.33	21.05%	$10,328	1.14%	0.79%	0.79%	0.90%	277%
$11.09	10.90%	$1,403	4.30%[10,11]	0.79%	0.79%	0.72%[9]	223%

$17.60	6.74%	$1,412,834	0.35%	0.35%	0.35%	1.40%	30%
$16.87	22.18%	$1,246,028	0.36%	0.35%	0.35%	1.54%	61%
$14.00	6.71%	$792,665	0.37%	0.35%	0.35%	1.52%	80%
$13.25	0.07%	$563,785	0.42%	0.36%	0.36%	1.28%	59%
$13.36	0.30%	$42,256	0.61%	0.44%	0.44%	1.23%	277%

$14.75	1.41%	$57,679	0.66%	0.65%	0.65%	0.74%	29%
$16.09	18.12%	$55,115	0.69%	0.65%	0.65%	0.79%[13]	61%
$13.96	13.74%	$45,483	0.75%	0.65%	0.65%	1.00%	96%
$12.30	1.02%	$26,634	1.17%	0.68%	0.68%	0.88%[14]	228%
$12.34	5.13%	$8,233	2.58%	0.75%	0.75%	0.37%[16]	189%
$11.88	18.80%	$2,184	5.84%[10]	0.75%	0.75%	0.45%[9]	70%

$14.71	1.30%	$6,971	0.92%	0.90%	0.90%	0.48%	29%
$16.01	17.79%	$8,624	0.94%	0.90%	0.90%	0.53%[13]	61%
$13.90	13.51%	$9,733	0.99%	0.90%	0.90%	0.76%	96%
$12.25	0.72%	$5,681	1.40%	0.93%	0.93%	0.65%[14]	228%
$12.30	4.78%	$1,284	3.27%	1.00%	1.00%	0.11%[16]	189%
$11.87	18.70%	$1,381	6.40%[10]	1.00%	1.00%	0.17%[9]	70%

$14.77	1.50%	$634,040	0.57%	0.55%	0.55%	0.83%	29%
$16.11	18.17%	$733,984	0.59%	0.55%	0.55%	0.89%[13]	61%
$13.98	13.90%	$687,986	0.62%	0.55%	0.55%	1.23%	96%
$12.31	1.06%	$9,494	0.96%	0.55%	0.55%	1.17%[14]	228%
$12.35	(4.63)%	$95	2.34%	0.65%	0.65%	0.45%[16]	189%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$11.95	0.09		0.12	0.21	(0.29)	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.23	0.24		1.74	1.98	(0.26)	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.21	0.26		(0.09)	0.17	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.27	[14]	(1.26)	(0.99)	(0.19)	(0.08)	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.28	0.28		0.01 [15]	0.29	(0.10)	—	(0.10)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.13	[9]	1.15	1.28	—	—	—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$11.92	0.07		0.12	0.19	(0.26)	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.20	0.21		1.75	1.96	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.20	0.23		(0.10)	0.13	(0.13)	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.44	0.24	[14]	(1.25)	(1.01)	(0.15)	(0.08)	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.27	0.24		0.01 [15]	0.25	(0.08)	—	(0.08)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.15	[9]	1.12	1.27	—	—	—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$11.94	0.09		0.12	0.21	(0.30)	—	(0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.22	0.26		1.73	1.99	(0.27)	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.20	0.25		(0.07)	0.18	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.30	[14]	(1.28)	(0.98)	(0.21)	(0.08)	(0.29)
FOR THE PERIOD 7/10/14[12]—9/30/14	$11.94	0.13		(0.60)	(0.47)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$10.71	0.03		0.94	0.97	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.95	0.18		1.75	1.93	(0.17)	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.19	0.15		0.81	0.96	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.27		(1.97)	(1.70)	(0.07)	—	(0.07)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.14		(0.18)	(0.04)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$10.68	0.02		0.95	0.97	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.93	0.14		1.76	1.90	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.17	0.13		0.81	0.94	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.95	0.29		(2.01)	(1.72)	(0.06)	—	(0.06)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.14		(0.19)	(0.05)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$10.72	0.05		0.94	0.99	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.97	0.19		1.74	1.93	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.20	0.16		0.81	0.97	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.45		(2.14)	(1.69)	(0.07)	—	(0.07)
FOR THE PERIOD 7/10/14[12]—9/30/14	$10.47	0.05		(0.56)	(0.51)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$12.09	0.09		0.70	0.79	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.00	0.16		2.05	2.21	(0.12)	(0.00)[7]	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.42	0.15		0.49	0.64	(0.05)	(0.01)	(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.08		(0.66)	(0.58)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$12.05	0.07		0.71	0.78	(0.12)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.97	0.13		2.05	2.18	(0.10)	(0.00)[7]	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.40	0.13		0.48	0.61	(0.03)	(0.01)	(0.04)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.06		(0.66)	(0.60)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$12.10	0.09		0.72	0.81	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.01	0.17		2.05	2.22	(0.13)	(0.00)[7]	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.42	0.16		0.49	0.65	(0.05)	(0.01)	(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.08		(0.66)	(0.58)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$11.87	1.75%	$80,923	0.64%	0.60%	0.60%	1.49%	27%
$11.95	19.91%	$76,307	0.65%	0.60%[17]	0.60%[17]	2.26%[18]	55%
$10.23	1.62%	$68,288	0.68%	0.59%	0.59%	2.62%	106%
$10.21	(8.78)%	$40,047	0.82%	0.64%	0.64%	2.45%[14]	236%
$11.47	2.53%	$26,729	1.38%	0.70%	0.70%	2.36%	204%
$11.28	12.80%	$15,810	2.16%[10]	0.70%	0.70%	2.25%[9]	218%

$11.85	1.54%	$7,417	0.89%	0.85%	0.85%	1.15%	27%
$11.92	19.69%	$8,836	0.91%	0.85%[17]	0.85%[17]	1.95%[18]	55%
$10.20	1.28%	$8,491	0.93%	0.85%	0.85%	2.32%	106%
$10.20	(8.92)%	$4,142	1.06%	0.88%	0.88%	2.19%[14]	236%
$11.44	2.19%	$2,756	1.85%	0.95%	0.95%	2.02%	204%
$11.27	12.70%	$2,154	4.10%[10]	0.95%	0.95%	2.65%[9]	218%

$11.85	1.76%	$386,365	0.54%	0.50%	0.50%	1.57%	27%
$11.94	20.04%	$385,126	0.56%	0.50%[17]	0.50%[17]	2.41%[18]	55%
$10.22	1.71%	$301,294	0.59%	0.50%	0.50%	2.52%	106%
$10.20	(8.68)%	$241,780	0.66%	0.51%	0.51%	2.70%[14]	236%
$11.47	(3.94)%	$26,412	1.34%	0.60%	0.60%	5.13%	204%

$11.50	9.15%	$42,720	0.86%	0.75%	0.75%	0.51%	31%
$10.71	22.17%	$97,264	0.89%	0.75%	0.75%	1.93%	53%
$8.95	11.97%	$73,793	0.95%	0.75%	0.75%	1.85%	94%
$8.19	(17.14)%	$48,992	1.39%	0.79%	0.79%	2.79%	317%
$9.96	(0.40)%	$11,572	3.30%[10,11]	0.85%	0.85%	3.49%	154%

$11.50	9.13%	$6,962	1.11%	1.00%	1.00%	0.39%	31%
$10.68	21.82%	$6,726	1.14%	1.00%	1.00%	1.54%	53%
$8.93	11.72%	$7,600	1.20%	1.00%	1.00%	1.64%	94%
$8.17	(17.34)%	$4,494	1.61%	1.04%	1.04%	2.98%	317%
$9.95	(0.50)%	$2,388	3.55%[10,11]	1.10%	1.10%	3.49%	154%

$11.52	9.33%	$293,510	0.76%	0.65%	0.65%	0.84%	31%
$10.72	22.13%	$222,511	0.79%	0.65%	0.65%	2.01%	53%
$8.97	12.13%	$184,112	0.85%	0.65%	0.65%	1.96%	94%
$8.20	(17.06)%	$135,503	0.89%	0.65%	0.65%	4.66%	317%
$9.96	(4.87)%	$95	2.73%[10,11]	0.75%	0.75%	2.09%	154%

$12.73	6.50%	$74,966	0.48%	0.45%	0.45%	1.36%	37%
$12.09	22.33%	$64,006	0.53%	0.45%	0.45%	1.44%	77%
$10.00	6.82%	$39,964	0.59%[10]	0.43%	0.43%	1.57%	173%
$9.42	(5.80)%	$2,087	1.66%[10]	0.46%	0.46%	1.20%	207%

$12.71	6.44%	$2,396	0.74%	0.70%	0.70%	1.11%	37%
$12.05	22.04%	$2,210	0.78%	0.70%	0.70%	1.20%	77%
$9.97	6.48%	$2,165	0.84%[10]	0.69%	0.69%	1.34%	173%
$9.40	(6.00)%	$135	2.48%[10]	0.70%	0.70%	0.99%	207%

$12.75	6.67%	$184,312	0.39%	0.35%	0.35%	1.46%	37%
$12.10	22.37%	$161,560	0.43%	0.35%	0.35%	1.54%	77%
$10.01	6.95%	$98,092	0.53%[10]	0.35%	0.35%	1.63%	173%
$9.42	(5.80)%	$26,703	1.41%[10]	0.36%	0.36%	1.33%	207%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM SMALL CAP MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$12.03	0.04		0.15	0.19	(0.07)	(0.26)	(0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.31	0.09		1.74	1.83	(0.11)	—	(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.21	0.12	[19]	1.04	1.16	(0.06)	—	(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.05		(0.84)	(0.79)	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$11.98	0.02		0.16	0.18	(0.04)	(0.26)	(0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.28	0.05		1.74	1.79	(0.09)	—	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.20	0.10	[19]	1.03	1.13	(0.05)	—	(0.05)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.04		(0.84)	(0.80)	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$12.06	0.04		0.16	0.20	(0.08)	(0.26)	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.32	0.10		1.76	1.86	(0.12)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.22	0.12	[19]	1.04	1.16	(0.06)	—	(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.06		(0.84)	(0.78)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$11.16	0.09		0.15	0.24	(0.27)	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.44	0.23		1.68	1.91	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.40	0.24		(0.08)[15]	0.16	(0.12)	—	(0.12)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.18		(0.78)	(0.60)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$11.12	0.07		0.15	0.22	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.42	0.20		1.68	1.88	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.39	0.22		(0.08)[15]	0.14	(0.11)	—	(0.11)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.15		(0.76)	(0.61)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$11.18	0.09		0.16	0.25	(0.28)	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.45	0.24		1.69	1.93	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.41	0.25		(0.09)[15]	0.16	(0.12)	—	(0.12)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.18		(0.77)	(0.59)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$11.12	0.05		0.88	0.93	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.27	0.18		1.88	2.06	(0.21)	—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.31	0.17		0.82	0.99	(0.03)	—	(0.03)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.21		(1.90)	(1.69)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$11.12	0.03		0.88	0.91	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.28	0.15		1.89	2.04	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.30	0.17		0.81	0.98	—	—	—
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.19		(1.89)	(1.70)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$11.13	0.05		0.89	0.94	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.28	0.19		1.88	2.07	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.32	0.18		0.82	1.00	(0.04)	—	(0.04)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.22		(1.90)	(1.68)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$11.89	1.52%	$23,535	1.09%	0.65%	0.65%	0.64%	38%
$12.03	17.79%	$21,257	1.23%	0.65%	0.65%	0.79%	92%
$10.31	12.64%	$13,792	1.90%[10]	0.64%	0.64%	1.27%[19]	179%
$9.21	(7.90)%	$1,702	5.66%[10]	0.65%	0.65%	0.77%	98%

$11.86	1.44%	$5,703	1.34%	0.90%	0.90%	0.38%	38%
$11.98	17.44%	$5,478	1.47%	0.90%	0.90%	0.48%	92%
$10.28	12.34%	$2,970	2.03%[10]	0.88%	0.88%	1.05%[19]	179%
$9.20	(8.00)%	$128	6.53%[10]	0.92%	0.92%	0.59%	98%

$11.92	1.61%	$2,365	0.99%	0.55%	0.55%	0.73%	38%
$12.06	18.04%	$2,327	1.13%	0.55%	0.55%	0.90%	92%
$10.32	12.63%	$1,973	2.29%[10]	0.55%	0.55%	1.26%[19]	179%
$9.22	(7.80)%	$1,660	6.28%[10]	0.57%	0.57%	0.96%	98%

$11.13	2.12%	$27,501	0.69%	0.60%	0.60%	1.53%	27%
$11.16	20.71%	$25,736	0.71%	0.60%	0.60%	2.31%	52%
$9.44	1.68%	$20,094	0.81%[10]	0.59%	0.58%	2.58%	135%
$9.40	(6.00)%	$3,213	1.42%[10]	0.61%	0.61%	2.85%	172%

$11.10	1.99%	$2,265	0.94%	0.85%	0.85%	1.28%	27%
$11.12	20.39%	$2,078	0.97%	0.85%	0.85%	2.03%	52%
$9.42	1.43%	$1,592	1.07%[10]	0.82%	0.82%	2.41%	135%
$9.39	(6.10)%	$143	2.65%[10]	0.81%	0.81%	2.28%	172%

$11.15	2.20%	$156,696	0.59%	0.50%	0.50%	1.61%	27%
$11.18	20.89%	$151,455	0.62%	0.50%	0.50%	2.42%	52%
$9.45	1.71%	$116,641	0.72%[10]	0.50%	0.50%	2.73%	135%
$9.41	(5.90)%	$41,373	1.22%[10]	0.51%	0.51%	2.81%	172%

$11.87	8.44%	$19,936	0.84%	0.74%	0.74%	0.85%	27%
$11.12	22.99%	$17,013	0.86%	0.74%	0.74%	1.89%	51%
$9.27	12.02%	$12,711	0.94%[10]	0.72%	0.72%	2.00%	181%
$8.31	(16.90)%	$2,986	2.66%[10]	0.77%	0.77%	3.46%	173%

$11.88	8.23%	$2,505	1.10%	1.00%	1.00%	0.58%	27%
$11.12	22.64%	$2,301	1.12%	1.00%	1.00%	1.58%	51%
$9.28	11.81%	$2,163	1.20%[10]	0.95%	0.95%	2.01%	181%
$8.30	(17.00)%	$881	3.06%[10]	1.03%	1.03%	3.08%	173%

$11.88	8.51%	$351,949	0.75%	0.65%	0.65%	0.93%	27%
$11.13	23.05%	$333,540	0.77%	0.65%	0.65%	1.94%	51%
$9.28	12.05%	$272,799	0.87%[10]	0.65%	0.65%	2.09%	181%
$8.32	(16.80)%	$15,381	2.46%[10]	0.67%	0.67%	3.66%	173%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$22.00	0.10		1.94	2.04	(0.21)	(1.76)	(1.97)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.44	0.24		2.88	3.12	(0.32)	(1.24)	(1.56)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.96	0.27		1.87	2.14	(0.21)	(1.45)	(1.66)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.10)	0.13	(0.14)	(1.92)	(2.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.65	0.12		3.12	3.24	(0.13)	(0.87)	(1.00)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.06	0.12	[9]	3.47	3.59	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$13.89	0.26	[20]	2.16	2.42	(0.25)	—	(0.25)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$21.98	0.07		1.94	2.01	(0.16)	(1.76)	(1.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.42	0.19		2.87	3.06	(0.26)	(1.24)	(1.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.92	0.21		1.88	2.09	(0.14)	(1.45)	(1.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.85	0.17		(0.10)	0.07	(0.08)	(1.92)	(2.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.61	0.06		3.13	3.19	(0.08)	(0.87)	(0.95)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.05	0.09	[9]	3.47	3.56	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$16.02	0.01	[20]	0.02	0.03	—	—	—
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$21.96	0.11		1.94	2.05	(0.23)	(1.76)	(1.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.41	0.26		2.87	3.13	(0.34)	(1.24)	(1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.94	0.29		1.86	2.15	(0.23)	(1.45)	(1.68)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.08)	0.15	(0.18)	(1.92)	(2.10)
FOR THE PERIOD 7/10/14[12]—9/30/14	$21.90	0.04		(0.05)[15]	(0.01)	—	—	—
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$24.83	0.03		1.27	1.30	(0.06)	(2.26)	(2.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.80	0.10	[13]	4.10	4.20	(0.17)	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.10	0.15		1.79	1.94	(0.16)	(0.08)	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.09	0.15	[14]	0.26 [15]	0.41	(0.04)	(2.36)	(2.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.77	0.00	[7,16]	0.73	0.73	(0.06)	(1.35)	(1.41)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.43	0.09	[9]	5.25	5.34	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$13.89	0.22	[20]	2.50	2.72	(0.18)	—	(0.18)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$24.82	(0.00)[11]		1.28	1.28	—	(2.26)	(2.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.68	0.05	[13]	4.09	4.14	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$18.99	0.09		1.78	1.87	(0.10)	(0.08)	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.00	0.09	[14]	0.26 [15]	0.35	—	(2.36)	(2.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.73	(0.06)[16]		0.73	0.67	(0.05)	(1.35)	(1.40)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.43	0.03	[9]	5.27	5.30	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$16.09	0.02	[20]	0.32	0.34	—	—	—
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$24.79	0.05		1.27	1.32	(0.09)	(2.26)	(2.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.77	0.12	[13]	4.09	4.21	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.09	0.13		1.81	1.94	(0.18)	(0.08)	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.10	0.13	[14]	0.29 [15]	0.42	(0.07)	(2.36)	(2.43)
FOR THE PERIOD 7/10/14[12]—9/30/14	$22.08	0.01	[16]	(0.99)[15]	(0.98)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$22.07	9.46%	$903,280	0.40%	0.40%	0.40%	0.88%	30%
$22.00	16.37%	$869,688	0.41%	0.40%	0.40%	1.19%	88%
$20.44	11.12%	$820,914	0.42%	0.40%	0.40%	1.34%	77%
$19.96	0.18%	$874,115	0.50%	0.45%	0.45%	1.06%	90%
$21.89	16.86%	$953,235	0.55%	0.49%	0.49%	0.55%	83%
$19.65	22.35%	$719,389	0.55%[10]	0.49%	0.49%	0.88%[9]	62%
$16.06	17.49%	$490,442	0.58%	0.50%	0.49%	1.69%[20]	68%

$22.07	9.30%	$65,647	0.65%	0.65%	0.65%	0.63%	30%
$21.98	16.07%	$59,044	0.66%	0.65%	0.65%	0.94%	88%
$20.42	10.89%	$57,644	0.66%	0.65%	0.65%	1.08%	77%
$19.92	(0.10)%	$68,535	0.77%	0.70%	0.70%	0.81%	90%
$21.85	16.59%	$79,272	0.83%	0.74%	0.74%	0.30%	83%
$19.61	22.18%	$70,265	0.83%[10]	0.74%	0.74%	0.64%[9]	62%
$16.05	0.19%	$58,422	0.82%	0.75%	0.74%	1.19%[20]	68%

$22.02	9.54%	$69,251	0.30%	0.30%	0.30%	0.97%	30%
$21.96	16.47%	$65,920	0.31%	0.30%	0.30%	1.28%	88%
$20.41	11.23%	$59,108	0.32%	0.30%	0.30%	1.45%	77%
$19.94	0.28%	$62,973	0.36%	0.31%	0.31%	1.09%	90%
$21.89	(0.05)%	$131	0.48%	0.39%	0.39%	0.75%	83%

$23.81	5.37%	$360,410	0.63%	0.60%	0.60%	0.29%	29%
$24.83	20.30%	$359,470	0.64%	0.60%	0.60%	0.46%[13]	86%
$20.80	10.24%	$317,154	0.65%	0.60%	0.60%	0.77%	85%
$19.10	1.17%	$316,232	0.68%	0.63%	0.62%	0.69%[14]	86%
$21.09	3.07%	$301,173	0.68%	0.65%	0.65%	0.01%[16]	83%
$21.77	32.50%	$242,675	0.68%[10,11]	0.65%	0.65%	0.60%[9]	49%
$16.43	19.62%	$145,770	0.72%	0.66%	0.65%	1.44%[20]	73%

$23.84	5.27%	$1,170	0.86%	0.83%	0.83%	0.04%	29%
$24.82	20.02%	$1,720	0.86%	0.82%	0.82%	0.24%[13]	86%
$20.68	9.96%	$1,574	0.91%	0.84%	0.84%	0.47%	85%
$18.99	0.89%	$8,195	0.94%	0.88%	0.87%	0.43%[14]	86%
$21.00	2.83%	$7,189	1.04%	0.90%	0.90%	(0.26)%[16]	83%
$21.73	32.26%	$1,668	4.82%[10,11]	0.90%	0.90%	0.18%[9]	49%
$16.43	2.11%	$10	135.33%[21]	0.90%	0.90%	3.36%[20]	73%

$23.76	5.44%	$13,399	0.53%	0.50%	0.50%	0.39%	29%
$24.79	20.39%	$11,914	0.54%	0.50%	0.50%	0.54%[13]	86%
$20.77	10.30%	$8,490	0.56%	0.50%	0.50%	0.69%	85%
$19.09	1.25%	$77,416	0.59%	0.50%	0.50%	0.62%[14]	86%
$21.10	(4.44)%	$96	0.63%	0.55%	0.55%	0.13%[16]	83%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$15.50	0.07		0.65	0.72	(0.34)	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.86	0.31		1.65	1.96	(0.32)	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.24	0.25		0.59	0.84	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.95	0.28		(1.51)	(1.23)	(0.31)	(0.17)	(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.29	0.27	[16]	(0.36)	(0.09)	(0.25)	—	(0.25)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$13.09	0.22	[9]	1.98	2.20	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$11.37	0.29		1.74	2.03	(0.31)	—	(0.31)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$15.46	0.05		0.66	0.71	(0.31)	—	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.82	0.28		1.65	1.93	(0.29)	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.19	0.21		0.60	0.81	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.89	0.25		(1.51)	(1.26)	(0.27)	(0.17)	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.25	0.22	[16]	(0.35)	(0.13)	(0.23)	—	(0.23)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$13.08	0.25	[9]	1.92	2.17	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$12.95	—		0.13	0.13	—	—	—
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$15.49	0.08		0.65	0.73	(0.36)	—	(0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.85	0.33		1.65	1.98	(0.34)	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.23	0.27		0.59	0.86	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.94	0.33		(1.53)	(1.20)	(0.34)	(0.17)	(0.51)
FOR THE PERIOD 7/10/14[12]—9/30/14	$15.54	0.05	[16]	(0.65)	(0.60)	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$10.63	0.03		1.30	1.33	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.75	0.20		1.81	2.01	(0.13)	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.29	0.10		0.59	0.69	(0.23)	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.02	0.20		(1.84)	(1.64)	(0.09)	—	(0.09)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.09		(0.07)	0.02	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$10.62	0.01		1.31	1.32	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.74	0.18		1.80	1.98	(0.10)	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.27	0.09		0.59	0.68	(0.21)	—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.01	0.16		(1.82)	(1.66)	(0.08)	—	(0.08)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.09		(0.08)	0.01	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$10.64	0.04		1.29	1.33	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.76	0.23		1.78	2.01	(0.13)	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.30	0.14		0.56	0.70	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.02	0.19		(1.81)	(1.62)	(0.10)	—	(0.10)
FOR THE PERIOD 7/10/14[12]—9/30/14	$10.63	0.05		(0.66)[15]	(0.61)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$15.88	4.70%	$341,219	0.60%	0.55%	0.55%	0.83%	34%
$15.50	14.67%	$326,526	0.63%	0.55%[17]	0.55%[17]	2.26%[18]	84%
$13.86	6.40%	$272,002	0.63%	0.55%	0.55%	1.89%	85%
$13.24	(8.40)%	$257,299	0.68%	0.60%	0.60%	1.95%	112%
$14.95	(0.64)%	$279,838	0.71%	0.65%	0.65%	1.73%[16]	98%
$15.29	16.81%	$219,002	0.73%[10]	0.65%	0.65%	2.09%[9]	76%
$13.09	17.92%	$127,673	0.80%	0.66%	0.65%	2.41%	116%

$15.86	4.61%	$36,603	0.85%	0.80%	0.80%	0.59%	34%
$15.46	14.38%	$34,030	0.88%	0.80%[17]	0.80%[17]	1.99%[18]	84%
$13.82	6.16%	$30,502	0.87%	0.80%	0.79%	1.59%	85%
$13.19	(8.62)%	$35,343	0.94%	0.85%	0.85%	1.71%	112%
$14.89	(0.91)%	$40,054	1.00%	0.90%	0.90%	1.42%[16]	98%
$15.25	16.59%	$41,503	1.03%[10]	0.90%	0.90%	2.28%[9]	76%
$13.08	1.00%	$11	132.42%[21]	0.90%	0.90%	0.25%	116%

$15.86	4.74%	$50,582	0.50%	0.45%	0.45%	0.94%	34%
$15.49	14.80%	$45,913	0.53%	0.45%[17]	0.45%[17]	2.35%[18]	84%
$13.85	6.53%	$35,382	0.53%	0.45%	0.45%	1.98%	85%
$13.23	(8.24)%	$31,058	0.55%	0.46%	0.46%	2.31%	112%
$14.94	(3.86)%	$96	0.64%	0.55%	0.55%	1.38%[16]	98%

$11.74	12.60%	$10,143	2.22%	0.70%	0.70%	0.48%	53%
$10.63	23.48%	$10,722	2.52%	0.68%	0.68%	2.19%	121%
$8.75	8.53%	$8,784	2.75%	0.65%	0.65%	1.26%	155%
$8.29	(16.45)%	$6,612	2.92%	0.75%	0.75%	2.06%	159%
$10.02	0.20%	$6,260	4.03%[10,11]	0.80%	0.80%	2.27%	72%

$11.75	12.58%	$1,323	2.47%	0.95%	0.95%	0.23%	53%
$10.62	23.06%	$1,198	2.73%	0.89%	0.89%	1.99%	121%
$8.74	8.38%	$1,105	2.95%	0.89%	0.89%	1.10%	155%
$8.27	(16.72)%	$1,132	3.17%	1.00%	1.00%	1.68%	159%
$10.01	0.10%	$1,034	4.18%[10,11]	1.05%	1.05%	2.13%	72%

$11.75	12.67%	$2,237	2.12%	0.60%	0.60%	0.61%	53%
$10.64	23.52%	$1,772	2.43%	0.60%	0.60%	2.44%	121%
$8.76	8.63%	$938	2.69%	0.60%	0.60%	1.69%	155%
$8.30	(16.34)%	$80	3.02%	0.66%	0.66%	1.93%	159%
$10.02	(5.74)%	$94	3.73%[10,11]	0.70%	0.70%	2.01%	72%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$19.43	0.09		1.98		2.07	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$16.97	0.20		2.51		2.71	(0.25)	—	(0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.54	0.23	[19]	1.35		1.58	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.18		(0.19)		(0.01)	(0.08)	(0.27)	(0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.60	0.09		2.36		2.45	(0.04)	(0.11)	(0.15)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.13	0.09	[9]	2.38		2.47	—	—	—
FOR THE PERIOD 1/27/12[8]—12/31/12	$10.00	0.19	[20]	1.17		1.36	(0.14)	(0.09)	(0.23)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$19.36	0.06		1.97		2.03	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$16.92	0.15		2.51		2.66	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.50	0.20	[19]	1.36		1.56	(0.14)	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.86	0.15		(0.20)		(0.05)	(0.04)	(0.27)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.57	0.04		2.37		2.41	(0.01)	(0.11)	(0.12)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.13	0.07	[9]	2.37		2.44	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$11.12	0.01	[20]	0.00	[7]	0.01	—	—	—
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$19.41	0.10		1.98		2.08	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$16.95	0.22		2.51		2.73	(0.27)	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.54	0.24	[19]	1.36		1.60	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.19		(0.19)		0.00 [7]	(0.09)	(0.27)	(0.36)
FOR THE PERIOD 7/10/14[12]—9/30/14	$15.78	0.03		0.09		0.12	—	—	—
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$19.06	0.01		0.89		0.90	(0.05)	(0.01)	(0.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.86	0.08		3.24		3.32	(0.12)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.51	0.12		1.33		1.45	(0.10)	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.11	[14]	0.23	[15]	0.34	(0.01)	(0.54)	(0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.85	0.01		0.15		0.16	(0.04)	(0.25)	(0.29)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.15	0.05	[9]	3.65		3.70	—	—	—
FOR THE PERIOD 1/27/12[8]—12/31/12	$10.00	0.19	[20]	1.11		1.30	(0.15)	—	(0.15)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$18.96	(0.01)		0.88		0.87	(0.04)	(0.01)	(0.05)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.79	0.03		3.23		3.26	(0.09)	—	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.44	0.10		1.33		1.43	(0.08)	—	(0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.67	0.07	[14]	0.24	[15]	0.31	—	(0.54)	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.81	(0.03)		0.14		0.11	(0.00)[7]	(0.25)	(0.25)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.15	0.03	[9]	3.63		3.66	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$10.91	0.02	[20]	0.22		0.24	—	—	—
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$19.06	0.02		0.89		0.91	(0.07)	(0.01)	(0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.86	0.10		3.23		3.33	(0.13)	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.50	0.14		1.34		1.48	(0.12)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.12	[14]	0.24	[15]	0.36	(0.04)	(0.54)	(0.58)
FOR THE PERIOD 7/10/14[12]—9/30/14	$15.45	0.01		(0.74)[15]		(0.73)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$21.34	10.66%	$98,330	0.46%	0.40%	0.40%	0.83%	27%
$19.43	16.16%	$87,151	0.48%	0.40%	0.40%	1.14%	57%
$16.97	10.22%	$67,397	0.49%	0.40%	0.40%	1.39%[19]	49%
$15.54	(0.16)%	$56,141	0.65%	0.48%	0.48%	1.08%	62%
$15.90	18.15%	$101,336	0.69%	0.54%	0.54%	0.57%	153%
$13.60	22.19%	$21,709	1.41%[10,11]	0.54%	0.54%	1.00%[9]	178%
$11.13	13.67%	$6,041	4.57%	0.55%	0.54%	1.89%[20]	93%

$21.24	10.49%	$9,655	0.71%	0.65%	0.65%	0.58%	27%
$19.36	15.89%	$8,524	0.70%	0.65%	0.65%	0.78%	57%
$16.92	10.11%	$161	0.65%	0.56%	0.56%	1.22%[19]	49%
$15.50	(0.39)%	$147	0.75%	0.64%	0.64%	0.89%	62%
$15.86	17.81%	$137	1.60%	0.79%	0.79%	0.30%	153%
$13.57	21.92%	$115	4.11%[10,11]	0.79%	0.79%	0.71%[9]	178%
$11.13	0.09%	$10	15.32%[21]	0.79%	0.79%	2.41%[20]	93%

$21.31	10.72%	$91,448	0.36%	0.30%	0.30%	0.93%	27%
$19.41	16.30%	$84,514	0.38%	0.30%	0.30%	1.25%	57%
$16.95	10.32%	$80,190	0.39%	0.30%	0.30%	1.48%[19]	49%
$15.54	(0.09)%	$70,197	0.43%	0.31%	0.31%	1.15%	62%
$15.90	0.76%	$101	0.67%	0.44%	0.44%	0.77%	153%

$19.90	4.75%	$54,391	0.83%	0.60%	0.60%	0.15%	25%
$19.06	21.02%	$47,847	0.92%	0.60%	0.60%	0.47%	69%
$15.86	10.07%	$33,229	1.10%	0.60%	0.60%	0.83%	92%
$14.51	2.13%	$19,992	1.34%	0.64%	0.64%	0.68%[14]	111%
$14.72	0.98%	$14,690	1.61%	0.70%	0.70%	0.04%	154%
$14.85	33.18%	$6,764	2.67%[10,11]	0.70%	0.70%	0.49%[9]	81%
$11.15	13.01%	$3,435	5.77%	0.71%	0.70%	1.91%[20]	93%

$19.78	4.63%	$3,954	1.08%	0.85%	0.85%	(0.10)%	25%
$18.96	20.73%	$3,230	1.12%	0.84%	0.84%	0.15%	69%
$15.79	9.95%	$154	1.26%	0.76%	0.76%	0.65%	92%
$14.44	1.90%	$127	1.49%	0.86%	0.86%	0.45%[14]	111%
$14.67	0.69%	$125	2.44%	0.95%	0.95%	(0.21)%	154%
$14.81	32.83%	$122	5.05%[10,11]	0.95%	0.95%	0.26%[9]	81%
$11.15	2.20%	$10	12.32%	0.95%	0.95%	4.19%[20]	93%

$19.89	4.79%	$201	0.73%	0.50%	0.50%	0.25%	25%
$19.06	21.11%	$200	0.83%	0.50%	0.50%	0.58%	69%
$15.86	10.24%	$166	1.00%	0.50%	0.50%	0.92%	92%
$14.50	2.23%	$97	1.24%	0.54%	0.54%	0.77%[14]	111%
$14.72	(4.72)%	$95	1.65%	0.60%	0.60%	0.22%	154%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$13.70	0.07		0.48	0.55	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.27	0.27		1.45	1.72	(0.29)	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.70	0.23		0.49	0.72	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.20		(1.28)	(1.08)	(0.25)	(0.06)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.18	0.23	[16]	(0.10)	0.13	(0.06)	(0.16)	(0.22)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.24	0.20		1.74	1.94	—	—	—
FOR THE PERIOD 1/27/12[8]—12/31/12	$10.00	0.23		1.22	1.45	(0.19)	(0.02)	(0.21)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$13.63	0.06		0.47	0.53	(0.23)	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.22	0.27		1.41	1.68	(0.27)	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.68	0.19		0.51	0.70	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.06	0.21		(1.30)	(1.09)	(0.23)	(0.06)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.15	0.17	[16]	(0.08)	0.09	(0.02)	(0.16)	(0.18)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.24	0.20		1.71	1.91	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$11.14	—		0.10	0.10	—	—	—
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$13.67	0.08		0.47	0.55	(0.25)	—	(0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.24	0.28		1.45	1.73	(0.30)	—	(0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.70	0.23		0.50	0.73	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.31		(1.37)	(1.06)	(0.27)	(0.06)	(0.33)
FOR THE PERIOD 7/10/14[12]—9/30/14	$13.66	0.03	[16]	(0.60)	(0.57)	—	—	—
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$18.23	0.16		1.21	1.37	(0.27)	(0.18)	(0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.71	0.29		2.55	2.84	(0.23)	(0.09)	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.64	0.27		1.70	1.97	(0.14)	(0.76)	(0.90)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.24		1.04	1.28	(0.29)	(0.42)	(0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.20	0.20		1.79	1.99	(0.08)	(0.04)	(0.12)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.16	0.15		1.89	2.04	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.14	[20]	0.10	0.24	(0.07)	(0.01)	(0.08)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$18.18	0.13		1.21	1.34	(0.23)	(0.18)	(0.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.68	0.25		2.54	2.79	(0.20)	(0.09)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.64	0.23		1.70	1.93	(0.13)	(0.76)	(0.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.04	0.20		1.05	1.25	(0.23)	(0.42)	(0.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.19	0.17		1.79	1.96	(0.07)	(0.04)	(0.11)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.18	0.13		1.88	2.01	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.08	[20]	0.15	0.23	(0.04)	(0.01)	(0.05)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$18.21	0.16		1.22	1.38	(0.29)	(0.18)	(0.47)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.69	0.30		2.55	2.85	(0.24)	(0.09)	(0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.62	0.29		1.69	1.98	(0.15)	(0.76)	(0.91)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.26		1.03	1.29	(0.32)	(0.42)	(0.74)
FOR THE PERIOD 9/02/14[12]—9/30/14	$14.13	0.02		(0.08)[15]	(0.06)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$14.01	4.05%	$52,085	0.71%	0.55%	0.55%	1.05%	19%
$13.70	14.49%	$44,119	0.74%	0.55%[17]	0.55%[17]	2.22%[18]	62%
$12.27	6.18%	$33,887	0.76%	0.55%	0.55%	1.90%	87%
$11.70	(8.36)%	$23,699	0.94%	0.65%	0.65%	1.57%	147%
$13.09	0.97%	$81,624	0.91%	0.70%	0.70%	1.73%[16]	185%
$13.18	17.26%	$17,418	2.31%[10,11]	0.70%	0.70%	2.14%	154%
$11.24	14.46%	$5,739	5.28%	0.71%	0.70%	2.38%	131%

$13.93	3.94%	$5,667	0.96%	0.80%	0.80%	0.80%	19%
$13.63	14.23%	$4,800	0.95%	0.80%[17]	0.80%[17]	2.08%[18]	62%
$12.22	6.01%	$160	0.93%	0.72%	0.72%	1.61%	87%
$11.68	(8.51)%	$103	1.03%	0.79%	0.78%	1.69%	147%
$13.06	0.69%	$112	1.92%	0.95%	0.95%	1.26%[16]	185%
$13.15	16.99%	$111	5.00%[10,11]	0.95%	0.95%	2.19%	154%
$11.24	0.90%	$10	15.82%[21]	0.95%	0.95%	0.15%	131%

$13.97	4.07%	$62,812	0.61%	0.45%	0.45%	1.12%	19%
$13.67	14.66%	$56,847	0.65%	0.45%[17]	0.45%[17]	2.27%[18]	62%
$12.24	6.25%	$55,739	0.66%	0.45%	0.45%	1.97%	87%
$11.70	(8.25)%	$48,003	0.70%	0.46%	0.46%	2.40%	147%
$13.09	(4.17)%	$96	0.94%	0.60%	0.60%	1.13%[16]	185%

$19.15	7.52%	$852,523	0.39%	0.39%	0.39%	1.63%	6%
$18.23	18.32%	$793,828	0.41%	0.40%	0.40%	1.69%	16%
$15.71	14.00%	$519,984	0.42%	0.39%	0.39%	1.79%	8%
$14.64	9.13%	$158,468	0.55%	0.45%	0.45%	1.65%	24%
$14.07	16.44%	$224,826	0.62%	0.49%	0.49%	1.51%	16%
$12.20	20.08%	$155,660	0.93%[10]	0.52%	0.52%	1.69%	106%
$10.16	2.34%	$7,842	3.90%	0.75%	0.75%	2.90%[20]	141%

$19.11	7.35%	$277,481	0.65%	0.65%	0.65%	1.37%	6%
$18.18	17.99%	$239,074	0.67%	0.65%	0.65%	1.46%	16%
$15.68	13.70%	$226,020	0.68%	0.65%	0.65%	1.53%	8%
$14.64	8.97%	$30,629	0.81%	0.70%	0.70%	1.38%	24%
$14.04	16.16%	$28,843	0.92%	0.74%	0.74%	1.26%	16%
$12.19	19.74%	$20,736	1.48%[10]	0.77%	0.77%	1.44%	106%
$10.18	2.29%	$421	9.36%	1.00%	1.00%	1.70%[20]	141%

$19.12	7.57%	$267,536	0.30%	0.30%	0.30%	1.72%	6%
$18.21	18.43%	$197,705	0.32%	0.30%	0.30%	1.79%	16%
$15.69	14.13%	$127,311	0.33%	0.30%	0.30%	1.87%	8%
$14.62	9.23%	$109	0.45%	0.35%	0.34%	1.76%	24%
$14.07	(0.42)%	$100	0.54%	0.39%	0.39%	1.69%	16%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$13.27	0.11		0.35	0.46	(0.29)	(0.02)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.10	0.30	[13]	1.04	1.34	(0.17)	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.95	0.29		1.09	1.38	(0.23)	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.28		(1.10)	(0.82)	(0.32)	(0.28)	(0.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.31		0.47	0.78	(0.17)	(0.12)	(0.29)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.67	0.23		0.98	1.21	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.10		0.67	0.77	(0.06)	(0.04)	(0.10)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$13.58	0.08		0.38	0.46	(0.25)	(0.02)	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.40	0.28	[13]	1.06	1.34	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.20	0.30		1.09	1.39	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.23		(1.10)	(0.87)	—	(0.28)	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.27		0.47	0.74	(0.15)	(0.12)	(0.27)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.69	0.20		0.99	1.19	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.08		0.68	0.76	(0.03)	(0.04)	(0.07)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$13.26	0.12		0.35	0.47	(0.30)	(0.02)	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.09	0.31	[13]	1.03	1.34	(0.17)	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.94	0.36		1.03	1.39	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.29		(1.10)	(0.81)	(0.34)	(0.28)	(0.62)
FOR THE PERIOD 9/02/14[12]—9/30/14	$13.02	0.03		(0.68)[15]	(0.65)	—	—	—
AQR EMERGING DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$9.44	0.04		0.87	0.91	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.80	0.17		0.61	0.78	(0.14)	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.21	0.16		0.69	0.85	(0.26)	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.19		(2.26)	(2.07)	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.27	0.25	[16]	0.03 [15]	0.28	(0.09)	(0.00)[7]	(0.09)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.92	0.20		(0.85)	(0.65)	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.10		0.94	1.04	(0.09)	(0.03)	(0.12)
AQR EMERGING DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$9.67	0.03		0.88	0.91	(0.14)	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.00	0.20		0.59	0.79	(0.12)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.34	0.15		0.70	0.85	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.45	0.12		(2.23)	(2.11)	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.26	0.18	[16]	0.08 [15]	0.26	(0.07)	(0.00)[7]	(0.07)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.93	0.16		(0.83)	(0.67)	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.08		0.94	1.02	(0.06)	(0.03)	(0.09)
AQR EMERGING DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$9.42	0.04		0.87	0.91	(0.17)	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.77	0.18		0.62	0.80	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.21	0.17		0.67	0.84	(0.28)	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.21		(2.27)	(2.06)	(0.19)	—	(0.19)
FOR THE PERIOD 9/02/14[12]—9/30/14	$11.15	0.03	[16]	(0.72)	(0.69)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$13.42	3.46%	$151,324	0.64%	0.55%	0.55%	1.61%	10%
$13.27	11.29%	$145,091	0.67%	0.55%[17]	0.55%[17]	2.43%[13,18]	3%
$12.10	12.84%	$96,844	0.83%	0.54%	0.54%	2.51%	83%
$10.95	(6.89)%	$34,191	1.11%	0.60%	0.60%	2.40%	47%
$12.37	6.68%	$27,316	1.24%	0.65%	0.65%	2.53%	57%
$11.88	11.34%	$17,631	2.01%[10,11]	0.73%	0.73%	2.68%	115%
$10.67	7.69%	$5,366	5.00%	0.90%	0.90%	1.91%	81%

$13.77	3.35%	$19,614	0.88%	0.80%	0.80%	1.20%	10%
$13.58	11.01%	$30,102	0.92%	0.80%[17]	0.80%[17]	2.21%[13,18]	3%
$12.40	12.59%	$21,135	1.08%	0.79%	0.78%	2.51%	83%
$11.20	(7.15)%	$141	1.43%	0.86%	0.86%	1.94%	47%
$12.35	6.32%	$462	1.85%	0.90%	0.90%	2.18%	57%
$11.88	11.13%	$1,153	4.15%[10,11]	1.00%	1.00%	2.34%	115%
$10.69	7.62%	$850	6.96%	1.15%	1.15%	1.61%	81%

$13.41	3.55%	$22,855	0.54%	0.45%	0.45%	1.73%	10%
$13.26	11.38%	$19,716	0.57%	0.45%[17]	0.45%[17]	2.57%[13,18]	3%
$12.09	12.95%	$14,668	0.67%	0.45%	0.45%	3.06%	83%
$10.94	(6.78)%	$89	1.01%	0.50%	0.50%	2.45%	47%
$12.37	(4.99)%	$95	1.23%	0.55%	0.55%	3.49%	57%

$10.19	9.69%	$74,152	0.97%	0.70%	0.70%	0.81%	6%
$9.44	9.17%	$62,261	1.07%	0.70%	0.70%	1.99%	17%
$8.80	10.73%	$49,612	1.15%	0.68%	0.68%	1.90%	23%
$8.21	(20.07)%	$27,221	1.12%	0.76%	0.76%	1.92%	117%
$10.46	2.78%	$70,070	1.23%	0.85%	0.85%	2.35%[16]	124%
$10.27	(5.95)%	$29,471	2.08%[10]	0.96%	0.96%	2.55%	181%
$10.92	10.39%	$5,402	4.14%	1.15%	1.15%	1.92%	38%

$10.44	9.47%	$5,597	1.23%	0.95%	0.95%	0.55%	6%
$9.67	9.04%	$4,922	1.28%	0.93%	0.93%	2.21%	17%
$9.00	10.42%	$207	1.38%	0.91%	0.91%	1.79%	23%
$8.34	(20.19)%	$54	1.40%	1.03%	1.03%	1.22%	117%
$10.45	2.60%	$1,017	1.68%	1.10%	1.10%	1.73%[16]	124%
$10.26	(6.13)%	$2,594	3.50%[10]	1.25%	1.25%	2.06%	181%
$10.93	10.22%	$1,804	5.41%	1.40%	1.40%	1.67%	38%

$10.16	9.70%	$228	0.88%	0.60%	0.60%	0.90%	6%
$9.42	9.40%	$208	0.97%	0.60%	0.60%	2.02%	17%
$8.77	10.67%	$190	1.05%	0.60%	0.60%	2.06%	23%
$8.21	(19.96)%	$75	1.08%	0.66%	0.65%	2.16%	117%
$10.46	(6.19)%	$94	1.36%	0.70%	0.70%	4.04%[16]	124%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR GLOBAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$8.89	0.05		0.38	0.43	(0.08)	(0.37)	(0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.12	0.11		1.43	1.54	(0.18)	(0.59)	(0.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.80	0.10		0.76	0.86	(0.12)	(0.42)	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.91	0.12	[14]	(0.23)	(0.11)	(0.15)	(0.85)	(1.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.33	0.15	[16]	1.13	1.28	(0.39)	(5.31)	(5.70)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.35	0.14		1.84	1.98	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.99	0.20		1.69	1.89	(0.29)	(0.24)	(0.53)
AQR GLOBAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$8.84	0.03		0.38	0.41	(0.05)	(0.37)	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.07	0.09		1.43	1.52	(0.16)	(0.59)	(0.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.73	0.10		0.72	0.82	(0.06)	(0.42)	(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.85	0.10	[14]	(0.23)	(0.13)	(0.14)	(0.85)	(0.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.27	0.12	[16]	1.12	1.24	(0.35)	(5.31)	(5.66)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.32	0.11		1.84	1.95	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.97	0.16		1.70	1.86	(0.27)	(0.24)	(0.51)
AQR GLOBAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$8.96	0.05		0.39	0.44	(0.08)	(0.37)	(0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.18	0.12		1.45	1.57	(0.20)	(0.59)	(0.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.85	0.12		0.75	0.87	(0.12)	(0.42)	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.96	0.14	[14]	(0.24)	(0.10)	(0.16)	(0.85)	(1.01)
FOR THE PERIOD 1/08/14[12]—9/30/14	$8.70	0.15	[16]	0.11	0.26	—	—	—
AQR INTERNATIONAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$11.66	0.05		0.32	0.37	(0.25)	(0.82)	(1.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.17	0.20		1.73	1.93	(0.30)	(0.14)	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.61	0.21		0.67	0.88	(0.20)	(0.12)	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.99	0.21		(0.71)	(0.50)	(0.33)	(0.55)	(0.88)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.28	[16]	(0.09)	0.19	(0.22)	(0.86)	(1.08)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.24	0.17		1.47	1.64	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$8.60	0.20		1.76	1.96	(0.32)	—	(0.32)
AQR INTERNATIONAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$11.88	0.04		0.32	0.36	(0.20)	(0.82)	(1.02)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.35	0.18		1.77	1.95	(0.28)	(0.14)	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.77	0.19		0.68	0.87	(0.17)	(0.12)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.15	0.17		(0.70)	(0.53)	(0.30)	(0.55)	(0.85)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.06	0.25	[16]	(0.10)	0.15	(0.20)	(0.86)	(1.06)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.43	0.13		1.50	1.63	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$8.76	0.19		1.76	1.95	(0.28)	—	(0.28)
AQR INTERNATIONAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$12.39	0.06		0.33	0.39	(0.26)	(0.82)	(1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.77	0.27		1.81	2.08	(0.32)	(0.14)	(0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.16	0.16		0.77	0.93	(0.20)	(0.12)	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.56	0.18		(0.68)	(0.50)	(0.35)	(0.55)	(0.90)
FOR THE PERIOD 1/08/14[12]—9/30/14	$12.08	0.34	[16]	(0.86)	(0.52)	—	—	—
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$11.30	0.06		0.54	0.60	(0.11)	—	(0.11)
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	0.09		1.21	1.30	—	—	—
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$11.27	0.04		0.55	0.59	(0.05)	—	(0.05)
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	0.06		1.21	1.27	—	—	—
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$11.30	0.07		0.54	0.61	(0.11)	—	(0.11)
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	0.09		1.21	1.30	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$8.87	4.81%	$181,156	0.82%	0.80%	0.80%	1.04%	41%
$8.89	20.70%	$41,551	0.89%	0.82%	0.82%	1.37%	88%
$8.12	11.33%	$33,013	0.96%	0.89%	0.89%	1.36%	78%
$7.80	(1.64)%	$34,186	0.90%	0.90%	0.90%	1.49%[14]	73%
$8.91	11.55%	$2,492	1.14%	0.91%	0.91%	1.62%[16]	90%
$13.33	17.44%	$1,263	2.27%[10,11]	0.95%	0.95%	1.46%	71%
$11.35	18.95%	$626	1.41%	0.95%	0.94%	1.83%	87%

$8.83	4.63%	$2,054	1.07%	1.05%	1.05%	0.65%	41%
$8.84	20.57%	$2,254	1.14%	1.07%	1.07%	1.09%	88%
$8.07	10.93%	$1,712	1.20%	1.13%	1.12%	1.28%	78%
$7.73	(1.86)%	$765	1.17%	1.17%	1.17%	1.18%[14]	73%
$8.85	11.17%	$1,128	1.60%	1.21%	1.21%	1.28%[16]	90%
$13.27	17.23%	$712	3.06%[10,11]	1.25%	1.25%	1.14%	71%
$11.32	18.67%	$518	1.87%	1.25%	1.24%	1.51%	87%

$8.95	4.92%	$177,223	0.72%	0.70%	0.70%	1.02%	41%
$8.96	20.98%	$146,167	0.77%	0.70%	0.70%	1.48%	88%
$8.18	11.33%	$106,573	0.77%	0.70%	0.70%	1.59%	78%
$7.85	(1.47)%	$85,017	0.71%	0.70%	0.70%	1.69%[14]	73%
$8.96	2.99%	$76,031	0.73%	0.70%	0.70%	2.23%[16]	90%

$10.96	3.18%	$380,327	0.89%	0.88%	0.87%	0.90%	43%
$11.66	19.96%	$346,078	0.98%	0.91%[17]	0.91%[17]	1.89%[18]	83%
$10.17	9.34%	$370,530	0.97%	0.95%	0.95%	2.14%	62%
$9.61	(4.79)%	$320,807	0.92%	0.92%	0.92%	1.98%	84%
$10.99	1.33%	$247,847	0.90%	0.90%	0.90%	2.41%[16]	71%
$11.88	16.02%	$241,467	0.90%[10]	0.90%	0.90%	2.11%	59%
$10.24	22.87%	$196,971	0.91%	0.91%	0.90%	2.17%	74%

$11.22	3.00%	$19,648	1.13%	1.12%	1.11%	0.72%	43%
$11.88	19.68%	$14,873	1.24%	1.16%[17]	1.16%[17]	1.71%[18]	83%
$10.35	9.04%	$37,297	1.20%	1.18%	1.18%	1.89%	62%
$9.77	(4.99)%	$36,174	1.21%	1.21%	1.21%	1.61%	84%
$11.15	0.96%	$39,336	1.25%	1.25%	1.25%	2.11%[16]	71%
$12.06	15.63%	$32,011	1.29%[10]	1.29%	1.29%	1.52%	59%
$10.43	22.41%	$15,562	1.28%	1.28%	1.27%	2.00%	74%

$11.70	3.18%	$49,881	0.79%	0.78%	0.78%	1.00%	43%
$12.39	20.20%	$44,105	0.85%	0.81%[17]	0.81%[17]	2.39%[18]	83%
$10.77	9.40%	$14,387	0.77%	0.77%	0.77%	1.57%	62%
$10.16	(4.59)%	$32,648	0.75%	0.75%	0.75%	1.61%	84%
$11.56	(4.30)%	$103,882	0.74%	0.74%	0.74%	3.90%[16]	71%

$11.79	5.25%	$14,662	2.06%[10]	1.29%	0.80%	1.09%	66%
$11.30	13.00%	$13,575	2.69%[10]	1.40%	0.78%	1.06%	139%

$11.81	5.22%	$624	2.31%[10]	1.52%	1.04%	0.75%	66%
$11.27	12.70%	$1,016	4.22%[10]	1.65%	1.03%	0.72%	139%

$11.80	5.39%	$2,077	1.97%[10]	1.19%	0.70%	1.18%	66%
$11.30	13.00%	$1,972	3.94%[10]	1.32%	0.70%	1.02%	139%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$10.35	(0.02)	(0.31)		(0.33)	(0.11)	—	(0.11)
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	(0.01)	0.36		0.35	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$10.32	(0.03)	(0.31)		(0.34)	(0.08)	—	(0.08)
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	(0.03)	0.35		0.32	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$10.35	(0.02)	(0.31)		(0.33)	(0.11)	—	(0.11)
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	(0.00)[7]	0.35		0.35	—	—	—
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$12.76	0.08	0.18	[15]	0.26	(0.09)	(0.01)	(0.10)
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	0.21	2.55		2.76	—	—	—
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$12.73	0.05	0.19	[15]	0.24	(0.08)	(0.01)	(0.09)
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	0.18	2.55		2.73	—	—	—
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$12.77	0.05	0.21	[15]	0.26	(0.09)	(0.01)	(0.10)
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	0.21	2.56		2.77	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$12.69	0.09	1.58		1.67	(0.11)	(0.06)	(0.17)
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	0.08	2.61		2.69	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$12.66	0.09	1.56		1.65	(0.08)	(0.06)	(0.14)
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	0.07	2.59		2.66	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)	$12.70	0.06	1.62		1.68	(0.12)	(0.06)	(0.18)
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	0.07	2.63		2.70	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.91	(3.28)%	$1,800	5.30%[10]	1.59%	0.99%	(0.37)%	65%
$10.35	3.50%	$1,353	6.62%[10]	1.41%	0.98%	(0.10)%	124%

$9.90	(3.35)%	$556	5.61%[10]	1.84%	1.23%	(0.63)%	65%
$10.32	3.20%	$576	6.82%[10]	1.64%	1.22%	(0.34)%	124%

$9.91	(3.21)%	$1,313	5.27%[10]	1.51%	0.90%	(0.29)%	65%
$10.35	3.50%	$1,336	6.53%[10]	1.33%	0.90%	(0.02)%	124%

$12.92	2.08%	$50,796	1.90%[10]	1.67%	0.95%	1.27%	58%
$12.76	27.60%	$7,136	3.81%[10]	1.88%	0.94%	2.28%	162%

$12.88	1.94%	$13,107	2.15%[10]	1.92%	1.20%	0.80%	58%
$12.73	27.30%	$1,988	4.19%[10]	2.12%	1.18%	1.98%	162%

$12.93	2.10%	$2,710	2.00%[10]	1.57%	0.85%	0.70%	58%
$12.77	27.70%	$2,654	4.18%[10]	1.79%	0.85%	2.36%	162%

$14.19	13.22%	$24,739	1.54%[10]	1.15%	1.15%	1.24%	114%
$12.69	26.90%	$5,151	3.82%[10]	1.14%	1.14%	0.89%	114%

$14.17	13.08%	$11,603	1.75%[10]	1.40%	1.40%	1.26%	114%
$12.66	26.60%	$1,953	4.16%[10]	1.38%	1.38%	0.77%	114%

$14.20	13.26%	$19,214	1.51%[10]	1.05%	1.05%	0.81%	114%
$12.70	27.00%	$17,848	3.66%[10]	1.05%	1.05%	0.71%	114%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

*	Annualized for periods less than one year.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]	Effective April 1, 2015, Class L Shares were renamed Class I Shares.
[7]	Amount is less than $.005 per share.
[8]	Commencement of operations.
[9]

For the period ended September 30, 2013 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Multi-Style Fund—Class I	$0.06	0.98%
AQR Large Cap Multi-Style Fund—Class N	0.04	0.61
AQR Small Cap Multi-Style Fund—Class I	0.03	0.38
AQR Small Cap Multi-Style Fund—Class N	0.01	0.10
AQR International Multi-Style Fund—Class I	0.13	2.08
AQR International Multi-Style Fund—Class N	0.15	2.48
AQR Large Cap Momentum Style Fund—Class I	0.11	0.80
AQR Large Cap Momentum Style Fund—Class N	0.08	0.56
AQR Small Cap Momentum Style Fund—Class I	0.07	0.52
AQR Small Cap Momentum Style Fund—Class N	0.01	0.10
AQR International Momentum Style Fund—Class I	0.21	1.97
AQR International Momentum Style Fund—Class N	0.23	2.16
AQR TM Large Cap Momentum Style Fund—Class I	0.09	0.92
AQR TM Large Cap Momentum Style Fund—Class N	0.07	0.63
AQR TM Small Cap Momentum Style Fund—Class I	0.04	0.37
AQR TM Small Cap Momentum Style Fund—Class N	0.01	0.14

[10]	Certain expenses incurred by the Fund were not annualized for the period.
[11]	Ratios are disproportionate between classes due to size of net assets and fixed expenses.
[12]	Commencement of offering of shares.
[13]

For the period ended September 30, 2017 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$0.10	0.63%
AQR Small Cap Multi-Style Fund—Class N . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.06	0.37
AQR Small Cap Multi-Style Fund—Class R6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.11	0.73
AQR Small Cap Momentum Style Fund—Class I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.08	0.35
AQR Small Cap Momentum Style Fund—Class N . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.03	0.13
AQR Small Cap Momentum Style Fund—Class R6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.10	0.43
AQR International Defensive Style Fund—Class I	0.28	2.24
AQR International Defensive Style Fund —Class N	0.26	2.02
AQR International Defensive Style Fund —Class R6	0.29	2.38

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

[14]

For the period ended September 30, 2015 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.10	0.76%
AQR Small Cap Multi-Style Fund—Class N	0.07	0.53
AQR Small Cap Multi-Style Fund—Class R6	0.13	1.05
AQR International Multi-Style Fund—Class I	0.25	2.28
AQR International Multi-Style Fund—Class N	0.22	2.02
AQR International Multi-Style Fund—Class R6	0.28	2.53
AQR Small Cap Momentum Style Fund—Class I	0.13	0.58
AQR Small Cap Momentum Style Fund—Class N	0.07	0.32
AQR Small Cap Momentum Style Fund—Class R6	0.11	0.51
AQR TM Small Cap Momentum Style Fund—Class I	0.09	0.57
AQR TM Small Cap Momentum Style Fund—Class N	0.05	0.34
AQR TM Small Cap Momentum Style Fund—Class R6	0.10	0.66
AQR Global Equity Fund—Class I	0.10	1.26
AQR Global Equity Fund—Class N	0.08	0.95
AQR Global Equity Fund—Class R6	0.12	1.46

[15]

The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

[16]

For the period ended September 30, 2014 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.04	0.28%
AQR Small Cap Multi-Style Fund—Class N	(0.00)	0.02
AQR Small Cap Multi-Style Fund—Class R6	(0.00)	0.36
AQR Small Cap Momentum Style Fund—Class I	(0.02)	(0.07)
AQR Small Cap Momentum Style Fund—Class N	(0.08)	(0.34)
AQR Small Cap Momentum Style Fund—Class R6	(0.01)	0.05
AQR International Momentum Style Fund—Class I	0.25	1.57
AQR International Momentum Style Fund—Class N	0.20	1.26
AQR International Momentum Style Fund—Class R6	0.03	1.22
AQR TM International Momentum Style Fund—Class I	0.22	1.63
AQR TM International Momentum Style Fund—Class N	0.16	1.16
AQR TM International Momentum Style Fund—Class R6	0.02	1.03
AQR Emerging Defensive Style Fund—Class I	0.23	2.13
AQR Emerging Defensive Style Fund—Class N	0.16	1.51
AQR Emerging Defensive Style Fund—Class R6	0.01	3.82
AQR Global Equity Fund—Class I	0.14	1.50
AQR Global Equity Fund—Class N	0.11	1.16
AQR Global Equity Fund—Class R6	0.14	2.11
AQR International Equity Fund—Class I	0.26	2.22
AQR International Equity Fund—Class N	0.23	1.92
AQR International Equity Fund—Class R6	0.32	3.71

[17]	Excludes impact of IRS closing agreement tax expense.
[18]	Includes impact of IRS closing agreement reimbursement.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Financial Highlights	March 31, 2018

[19]

For the period ended September 30, 2016 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR TM Small Cap Multi-Style Fund—Class I	$0.11	1.14%
AQR TM Small Cap Multi-Style Fund—Class N	0.09	0.92
AQR TM Small Cap Multi-Style Fund—Class R6	0.11	1.13
AQR TM Large Cap Momentum Style Fund—Class I	0.21	1.27
AQR TM Large Cap Momentum Style Fund—Class N	0.18	1.10
AQR TM Large Cap Momentum Style Fund—Class R6	0.22	1.36

[20]

For the period ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Momentum Style Fund—Class I	$0.24	1.57%
AQR Large Cap Momentum Style Fund—Class N	0.01	1.07
AQR Small Cap Momentum Style Fund—Class I	0.15	1.01
AQR Small Cap Momentum Style Fund—Class N	0.02	2.93
AQR TM Large Cap Momentum Style Fund—Class I	0.17	1.76
AQR TM Large Cap Momentum Style Fund—Class N	0.01	2.28
AQR TM Small Cap Momentum Style Fund—Class I	0.12	1.26
AQR TM Small Cap Momentum Style Fund—Class N	0.02	3.54
AQR Large Cap Defensive Style Fund—Class I	0.11	2.58
AQR Large Cap Defensive Style Fund—Class N	0.05	1.38

[21]	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain expenses incurred by the Fund were not annualized for the period.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2018, the Trust consists of thirty-eight active series, twenty-four of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation. Each Fund offers Class I, N and R6 shares.

2. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Offering Cost: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its taxable net investment income and capital gains, if applicable, to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of March 31, 2018, the Funds had no examinations in progress.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed/overdistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

3. Securities and Other Investments

Limited Purpose Cash Investment Fund: Certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. Section 2a-3 of the 1940 Act defines an affiliated person as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising a controlling influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.

Securities Sold Short: Certain Funds may engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:

FUND
AQR Large Cap Relaxed Constraint Equity Fund	$11,632
AQR Small Cap Relaxed Constraint Equity Fund	4,915
AQR International Relaxed Constraint Equity Fund	42,145

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments includes the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an up-front payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. If there is no up-front payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. The borrower pledges and maintains with the Funds collateral consisting of cash and/or securities issued or guaranteed by the U.S. Government. Collateral received by each Fund is required to have a value of at least 102% to 105% of the market value of the securities on loan. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of a loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans are subject to termination by the Funds or the borrower at any time.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Global Securities Lending Agency Agreement between the Funds and the lending agent, Citibank, N.A.

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

The market value of any securities on loan, all of which were classified as common stocks/investment companies in the Funds’ Schedules of Investments, and the value of any related cash collateral are shown separately in the Statements of Assets and Liabilities as a component of Investments in securities of unaffiliated issues, at value, and Collateral received on securities loaned, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, if any, is disclosed in the Schedules of Investments. Non-cash collateral received, if any, is disclosed in a footnote to the Schedules of Investments for each Fund. Securities lending income, net on the Statement of Operations represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The following table presents the liabilities under the outstanding securities lending transactions as of the reporting period end, on the basis of the nature, characteristics and risks associated with the investment of the cash collateral received for each Fund. The remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous.

	COMMON STOCKS
FUND	(OVERNIGHT & CONTINUOUS)	TOTAL BORROWINGS

AQR Large Cap Multi-Style Fund	$9,679,467	$9,679,467
AQR Small Cap Multi-Style Fund	39,343,538	39,343,538
AQR International Multi-Style Fund	270,580	270,580
AQR Emerging Multi-Style Fund	8,366,269	8,366,269
AQR TM Large Cap Multi-Style Fund	545,142	545,142
AQR TM Small Cap Multi-Style Fund	1,179,516	1,179,516
AQR TM Emerging Multi-Style Fund	11,233,765	11,233,765
AQR Large Cap Momentum Style Fund	10,012,768	10,012,768
AQR Small Cap Momentum Style Fund	22,327,731	22,327,731
AQR Emerging Momentum Style Fund	246,660	246,660
AQR TM Large Cap Momentum Style Fund	871,039	871,039
AQR TM Small Cap Momentum Style Fund	2,960,030	2,960,030
AQR TM International Momentum Style Fund	403,606	403,606
AQR Large Cap Defensive Style Fund	9,118,070	9,118,070
AQR International Defensive Style Fund	2,617,442	2,617,442
AQR Emerging Defensive Style Fund	2,136,177	2,136,177
AQR Global Equity Fund	272,361	272,361

The securities lending transactions are governed by a Global Securities Lending Agency Agreement, which is not considered to be a master netting arrangement. As a result the liabilities associated with the securities lending transactions are not disclosed in Note 7 of the Notes to Financial Statements.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over the counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,894,489,434	$—	$—	$1,894,489,434
Securities Lending Collateral	—	9,679,467	—	9,679,467
Short-Term Investments	—	49,059,765	—	49,059,765

Total Assets	$1,894,489,434	$58,739,232	$—	$1,953,228,666

LIABILITIES
Futures Contracts*	$(1,809,297)	$—	$—	$(1,809,297)

Total Liabilities	$(1,809,297)	$—	$—	$(1,809,297)

AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$678,746,426	$—	$—	$678,746,426
Preferred Stocks	63,675	—	—	63,675
Rights	—	—	627	627
Securities Lending Collateral	—	39,343,538	—	39,343,538
Short-Term Investments	—	18,827,536	—	18,827,536

Total Assets	$678,810,101	$58,171,074	$627	$736,981,802

LIABILITIES
Futures Contracts*	$(572,634)	$—	$—	$(572,634)

Total Liabilities	$(572,634)	$—	$—	$(572,634)

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$140,449,679	$316,258,493	$—	$456,708,172
Securities Lending Collateral	—	270,580	—	270,580
Short-Term Investments	—	13,726,043	—	13,726,043

Total Assets	$140,449,679	$330,255,116	$—	$470,704,795

LIABILITIES
Futures Contracts*	$(136,496)	$—	$—	$(136,496)

Total Liabilities	$(136,496)	$—	$—	$(136,496)

AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$201,563,608	$131,010,666	$—	$332,574,274
Securities Lending Collateral	—	8,366,269	—	8,366,269
Short-Term Investments	—	8,944,905	—	8,944,905

Total Assets	$201,563,608	$148,321,840	$—	$349,885,448

LIABILITIES
Futures Contracts*	$(172,233)	$—	$—	$(172,233)

Total Liabilities	$(172,233)	$—	$—	$(172,233)

AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$252,248,361	$—	$—	$252,248,361
Exchange Traded Funds	6,617,433	—	—	6,617,433
Securities Lending Collateral	—	545,142	—	545,142
Short-Term Investments	—	3,879,747	—	3,879,747

Total Assets	$258,865,794	$4,424,889	$—	$263,290,683

AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$30,287,174	$—	$—	$30,287,174
Exchange Traded Funds	901,567	—	—	901,567
Preferred Stocks	2,452	—	—	2,452
Rights	—	—	13	13
Securities Lending Collateral	—	1,179,516	—	1,179,516
Short-Term Investments	—	526,719	—	526,719

Total Assets	$31,191,193	$1,706,235	$13	$32,897,441

AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$54,684,527	$124,284,142	$—	$178,968,669
Short-Term Investments	—	5,275,118	—	5,275,118

Total Assets	$54,684,527	$129,559,260	$—	$184,243,787

LIABILITIES
Futures Contracts*	$(65,774)	$—	$—	$(65,774)

Total Liabilities	$(65,774)	$—	$—	$(65,774)

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$222,916,511	$140,794,009	$—		$363,710,520
Securities Lending Collateral	—	11,233,765	—		11,233,765
Short-Term Investments	—	8,497,585	—		8,497,585

Total Assets	$222,916,511	$160,525,359	$—		$383,441,870

LIABILITIES
Futures Contracts*	$(141,157)	$—	$—		$(141,157)

Total Liabilities	$(141,157)	$—	$—		$(141,157)

AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$1,008,163,674	$—	$—		$1,008,163,674
Securities Lending Collateral	—	10,012,768	—		10,012,768
Short-Term Investments	—	27,644,362	—		27,644,362

Total Assets	$1,008,163,674	$37,657,130	$—		$1,045,820,804

LIABILITIES
Futures Contracts*	$(1,068,988)	$—	$—		$(1,068,988)

Total Liabilities	$(1,068,988)	$—	$—		$(1,068,988)

AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$366,580,713	$—	$—	(a)	$366,580,713
Rights	—	—	—	(a)	— (a)
Securities Lending Collateral	—	22,327,731	—		22,327,731
Short-Term Investments	—	8,530,301	—		8,530,301
Warrants	—	—	—	(a)	— (a)

Total Assets	$366,580,713	$30,858,032	$—	(a)	$397,438,745

LIABILITIES
Futures Contracts*	$(240,086)	$—	$—		$(240,086)

Total Liabilities	$(240,086)	$—	$—		$(240,086)

AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$153,302,358	$261,256,843	$—		$414,559,201
Short-Term Investments	—	10,851,781	—		10,851,781

Total Assets	$153,302,358	$272,108,624	$—		$425,410,982

LIABILITIES
Futures Contracts*	$(154,052)	$—	$—		$(154,052)

Total Liabilities	$(154,052)	$—	$—		$(154,052)

AQR EMERGING MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$5,744,688	$7,625,004	$—	(a)	$13,369,692
Exchange Traded Funds†	153,289	—	—		153,289
Securities Lending Collateral	—	246,660	—		246,660
Short-Term Investments	—	149,677	—		149,677

Total Assets	$5,897,977	$8,021,341	$—	(a)	$13,919,318

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$194,288,031	$—	$—	$194,288,031
Securities Lending Collateral	—	871,039	—	871,039
Short-Term Investments	—	5,619,129	—	5,619,129

Total Assets	$194,288,031	$6,490,168	$—	$200,778,199

LIABILITIES
Futures Contracts*	$(26,416)	$—	$—	$(26,416)

Total Liabilities	$(26,416)	$—	$—	$(26,416)

AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$56,305,444	$—	$—	$56,305,444
Exchange Traded Funds	1,394,255	—	—	1,394,255
Securities Lending Collateral	—	2,960,030	—	2,960,030
Short-Term Investments	—	856,203	—	856,203

Total Assets	$57,699,699	$3,816,233	$—	$61,515,932

AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$43,653,940	$71,876,458	$—	$115,530,398
Securities Lending Collateral	—	403,606	—	403,606
Short-Term Investments	—	4,119,461	—	4,119,461

Total Assets	$43,653,940	$76,399,525	$—	$120,053,465

LIABILITIES
Futures Contracts*	$(35,912)	$—	$—	$(35,912)

Total Liabilities	$(35,912)	$—	$—	$(35,912)

AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,344,772,797	$—	$—	$1,344,772,797
Securities Lending Collateral	—	9,118,070	—	9,118,070
Short-Term Investments	—	45,734,408	—	45,734,408

Total Assets	$1,344,772,797	$54,852,478	$—	$1,399,625,275

LIABILITIES
Futures Contracts*	$(1,077,521)	$—	$—	$(1,077,521)

Total Liabilities	$(1,077,521)	$—	$—	$(1,077,521)

AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$78,688,359	$111,891,312	$—	$190,579,671
Securities Lending Collateral	—	2,617,442	—	2,617,442
Short-Term Investments	—	1,695,826	—	1,695,826

Total Assets	$78,688,359	$116,204,580	$—	$194,892,939

LIABILITIES
Futures Contracts*	$(17,644)	$—	$—	$(17,644)

Total Liabilities	$(17,644)	$—	$—	$(17,644)

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$50,821,844	$24,604,070	$1	$75,425,915
Securities Lending Collateral	—	2,136,177	—	2,136,177
Short-Term Investments	—	3,895,950	—	3,895,950

Total Assets	$50,821,844	$30,636,197	$1	$81,458,042

LIABILITIES
Futures Contracts*	$(67,924)	$—	$—	$(67,924)

Total Liabilities	$(67,924)	$—	$—	$(67,924)

AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$227,683,438	$90,789,888	$146	$318,473,472
Securities Lending Collateral	—	272,361	—	272,361
Short-Term Investments	—	35,355,117	—	35,355,117
Futures Contracts*	1,265,617	—	—	1,265,617
Forward Foreign Currency Exchange Contracts*	—	1,697,921	—	1,697,921
Total Return Swaps Contracts*	—	391,696	—	391,696

Total Assets	$228,949,055	$128,506,983	$146	$357,456,184

LIABILITIES
Futures Contracts*	$(578,223)	$—	$—	$(578,223)
Forward Foreign Currency Exchange Contracts*	—	(1,297,333)	—	(1,297,333)
Total Return Swaps Contracts*	—	(249,225)	—	(249,225)

Total Liabilities	$(578,223)	$(1,546,558)	$—	$(2,124,781)

AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$94,075,930	$300,054,698	$217	$394,130,845
Short-Term Investments	—	50,669,799	—	50,669,799
Futures Contracts*	1,482,120	—	—	1,482,120
Forward Foreign Currency Exchange Contracts*	—	1,518,658	—	1,518,658
Total Return Swaps Contracts*	—	623,986	—	623,986

Total Assets	$95,558,050	$352,867,141	$217	$448,425,408

LIABILITIES
Futures Contracts*	$(697,313)	$—	$—	$(697,313)
Forward Foreign Currency Exchange Contracts*	—	(1,478,914)	—	(1,478,914)
Total Return Swaps Contracts*	—	(146,471)	—	(146,471)

Total Liabilities	$(697,313)	$(1,625,385)	$—	$(2,322,698)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$21,664,569	$—	$—	$21,664,569
Exchange Traded Funds	550,510	—	—	550,510
Short-Term Investments	—	326,055	—	326,055

Total Assets	$22,215,079	$326,055	$—	$22,541,134

LIABILITIES
Common Stocks (Sold Short)	$(5,032,314)	$—	$—	$(5,032,314)

Total Liabilities	$(5,032,314)	$—	$—	$(5,032,314)

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$4,599,501	$—	$—		$4,599,501
Exchange Traded Funds	91,857	—	—		91,857
Rights	—	969	2		971
Short-Term Investments	—	43,879	—		43,879

Total Assets	$4,691,358	$44,848	$2		$4,736,208

LIABILITIES
Common Stocks (Sold Short)	$(1,064,587)	$—	$—		$(1,064,587)

Total Liabilities	$(1,064,587)	$—	$—		$(1,064,587)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$19,968,846	$62,230,473	$—		$82,199,319
Short-Term Investments	—	2,173,641	—		2,173,641

Total Assets	$19,968,846	$64,404,114	$—		$84,372,960

LIABILITIES
Common Stocks (Sold Short)†	$(5,016,010)	$(13,662,282)	$—		$(18,678,292)
Futures Contracts*	(4,434)	—	—		(4,434)

Total Liabilities	$(5,020,444)	$(13,662,282)	$—		$(18,682,726)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$35,726,567	$6,170,614	$—	(a)	$41,897,181
Short-Term Investments	—	13,249,103	—		13,249,103
Total Return Basket Swaps Contracts*	—	218,348	—		218,348

Total Assets	$35,726,567	$19,638,065	$—	(a)	$55,364,632

LIABILITIES
Futures Contracts*	$(1,819)	$—	$—		$(1,819)
Total Return Basket Swaps Contracts*	—	(145,729)	—		(145,729)

Total Liabilities	$(1,819)	$(145,729)	$—		$(147,548)

*	Derivative instruments, including futures, forward foreign currency exchange, total return swap and total return basket swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price. During the period ended March 31, 2018, the amount of securities that transferred from Level 1 into Level 2 for the AQR Emerging Relaxed Constraint Equity Fund was $45,674 and the amount of securities that transferred from Level 2 into Level 1 for the AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM International Momentum Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund was $72,016,563, $87,879,531, $30,687,179, $105,096,955, $122,592,285, $3,364,053, $34,634,092, $55,530,207, $32,515,144, $18,620,487, $70,574,762, $13,210,872, $14,083,866 respectively. There were no transfers of investments between levels for any of the remaining Funds.

During the period ended March 31, 2018, there were no transfers of investments between levels for any of the Funds. There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

quantitatively insignificant in the aggregate for the AQR Small Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

5. Federal Income Tax Matters

At March 31, 2018, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Large Cap Multi-Style Fund	$1,588,624,199	$390,346,793	$(27,551,623)	$362,795,170
AQR Small Cap Multi-Style Fund	618,308,492	148,499,230	(30,398,554)	118,100,676
AQR International Multi-Style Fund	414,064,002	69,075,008	(12,570,711)	56,504,297
AQR Emerging Multi-Style Fund	266,307,242	87,731,551	(4,325,578)	83,405,973
AQR TM Large Cap Multi-Style Fund	210,808,007	54,836,478	(2,353,802)	52,482,676
AQR TM Small Cap Multi-Style Fund	27,535,940	6,363,541	(1,002,040)	5,361,501
AQR TM International Multi-Style Fund	151,658,896	34,642,515	(2,123,398)	32,519,117
AQR TM Emerging Multi-Style Fund	266,563,999	117,874,463	(1,137,749)	116,736,714
AQR Large Cap Momentum Style Fund	803,288,778	253,695,101	(12,232,063)	241,463,038
AQR Small Cap Momentum Style Fund	310,445,467	97,729,198	(10,976,006)	86,753,192
AQR International Momentum Style Fund	354,654,560	75,678,742	(5,076,372)	70,602,370
AQR Emerging Momentum Style Fund	9,851,943	4,170,869	(103,494)	4,067,375
AQR TM Large Cap Momentum Style Fund	139,636,081	61,615,640	(499,938)	61,115,702
AQR TM Small Cap Momentum Style Fund	48,278,046	14,563,845	(1,325,959)	13,237,886
AQR TM International Momentum Style Fund	100,391,554	20,956,168	(1,330,169)	19,625,999
AQR Large Cap Defensive Style Fund	1,106,735,121	299,738,114	(7,925,481)	291,812,633
AQR International Defensive Style Fund	170,351,353	29,772,231	(5,248,289)	24,523,942
AQR Emerging Defensive Style Fund	68,647,451	15,401,750	(2,659,083)	12,742,667
AQR Global Equity Fund	322,340,571	41,148,528	(8,157,696)	32,990,832
AQR International Equity Fund	402,125,415	54,709,727	(10,732,432)	43,977,295
AQR Large Cap Relaxed Constraint Equity Fund	15,375,296	2,938,990	(805,466)	2,133,524
AQR Small Cap Relaxed Constraint Equity Fund	3,452,432	622,561	(403,372)	219,189
AQR International Relaxed Constraint Equity Fund	65,007,729	4,420,362	(3,737,857)	682,505
AQR Emerging Relaxed Constraint Equity Fund	53,383,822	2,908,132	(1,074,870)	1,833,262

As of September 30, 2017, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations.

FUND	SHORT-TERM	LONG-TERM
AQR Large Cap Multi-Style Fund	$12,095,245	$—
AQR International Multi-Style Fund	34,573,646	—
AQR Emerging Multi-Style Fund	35,547,017	1,082,589
AQR TM Large Cap Multi-Style Fund	2,475,802	—
AQR TM International Multi-Style Fund	6,228,584	1,301,700
AQR TM Emerging Multi-Style Fund	11,401,984	—
AQR International Momentum Style Fund	23,357,410	—
AQR Emerging Momentum Style Fund	2,169,373	170,413

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

FUND	SHORT-TERM	LONG-TERM
AQR TM Large Cap Momentum Style Fund	$1,032,835	$—
AQR TM International Momentum Style Fund	11,411,227	1,226,647
AQR Emerging Defensive Style Fund	5,422,226	5,731,401
AQR Large Cap Relaxed Constraint Equity Fund	27,949	11,317
AQR Small Cap Relaxed Constraint Equity Fund	129,706	—

6. Investment Transactions

During the period ended March 31, 2018, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Large Cap Multi-Style Fund	$631,409,950	$556,174,443	$—	$—
AQR Small Cap Multi-Style Fund	210,988,924	311,022,013	—	—
AQR International Multi-Style Fund	126,821,941	131,607,725	—	—
AQR Emerging Multi-Style Fund	100,374,601	110,444,508	—	—
AQR TM Large Cap Multi-Style Fund	111,723,918	90,825,887	—	—
AQR TM Small Cap Multi-Style Fund	13,849,738	11,541,146	—	—
AQR TM International Multi-Style Fund	52,509,242	49,139,261	—	—
AQR TM Emerging Multi-Style Fund	98,770,077	105,709,396	—	—
AQR Large Cap Momentum Style Fund	299,376,891	346,429,458	—	—
AQR Small Cap Momentum Style Fund	108,169,675	126,737,263	—	—
AQR International Momentum Style Fund	144,327,963	139,782,441	—	—
AQR Emerging Momentum Style Fund	7,243,608	8,866,061	—	—
AQR TM Large Cap Momentum Style Fund	52,425,879	50,779,371	—	—
AQR TM Small Cap Momentum Style Fund	18,408,511	13,881,018	—	—
AQR TM International Momentum Style Fund	31,222,092	21,151,975	—	—
AQR Large Cap Defensive Style Fund	179,751,236	78,684,859	—	—
AQR International Defensive Style Fund	18,559,649	20,242,696	—	—
AQR Emerging Defensive Style Fund	9,667,700	4,499,515	—	—
AQR Global Equity Fund	247,729,342	103,771,667	—	—
AQR International Equity Fund	197,156,113	160,486,023	—	—
AQR Large Cap Relaxed Constraint Equity Fund	10,880,660	10,958,438	3,847,259	3,902,799
AQR Small Cap Relaxed Constraint Equity Fund	2,668,144	2,076,153	759,860	678,759
AQR International Relaxed Constraint Equity Fund	78,394,533	10,170,949	19,168,194	3,643,886
AQR Emerging Relaxed Constraint Equity Fund	51,683,527	31,663,691	—	—

7. Derivative Instruments and Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at March 31, 2018:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$—	$—	$—	$1,809,297	$—	$—
AQR Small Cap Multi-Style Fund	—	—	—	572,634	—	—
AQR International Multi-Style Fund	—	—	—	136,496	—	—
AQR Emerging Multi-Style Fund	—	—	—	172,233	—	—
AQR TM International Multi-Style Fund	—	—	—	65,774	—	—
AQR TM Emerging Multi-Style Fund	—	—	—	141,157	—	—
AQR Large Cap Momentum Style Fund	—	—	—	1,068,988	—	—
AQR Small Cap Momentum Style Fund	—	—	—	240,086	—	—
AQR International Momentum Style Fund	—	—	—	154,052	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	26,416	—	—
AQR TM International Momentum Style Fund	—	—	—	35,912	—	—
AQR Large Cap Defensive Style Fund	—	—	—	1,077,521	—	—
AQR International Defensive Style Fund	—	—	—	17,644	—	—
AQR Emerging Defensive Style Fund	—	—	—	67,924	—	—
AQR Global Equity Fund	1,265,617	391,696	—	578,223	249,225	—
AQR International Equity Fund	1,482,120	623,986	—	697,313	146,471	—
AQR International Relaxed Constraint Equity Fund	—	—	—	4,434	—	—
AQR Emerging Relaxed Constraint Equity Fund	—	218,348	—	1,819	145,729	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	1,697,921	—	—	1,297,333
AQR International Equity Fund	—	—	1,518,658	—	—	1,478,914

Netting:
AQR Global Equity Fund	(578,223)	(249,225)	(1,297,333)	(578,223)	(249,225)	(1,297,333)
AQR International Equity Fund	(697,313)	(146,471)	(1,478,914)	(697,313)	(146,471)	(1,478,914)
AQR Emerging Relaxed Constraint Equity Fund	—	(145,729)	—	—	(145,729)	—

Net Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	—	—	—	1,809,297	—	—
AQR Small Cap Multi-Style Fund	—	—	—	572,634	—	—
AQR International Multi-Style Fund	—	—	—	136,496	—	—
AQR Emerging Multi-Style Fund	—	—	—	172,233	—	—
AQR TM International Multi-Style Fund	—	—	—	65,774	—	—
AQR TM Emerging Multi-Style Fund	—	—	—	141,157	—	—
AQR Large Cap Momentum Style Fund	—	—	—	1,068,988	—	—
AQR Small Cap Momentum Style Fund	—	—	—	240,086	—	—
AQR International Momentum Style Fund	—	—	—	154,052	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	26,416	—	—
AQR TM International Momentum Style Fund	—	—	—	35,912	—	—
AQR Large Cap Defensive Style Fund	—	—	—	1,077,521	—	—
AQR International Defensive Style Fund	—	—	—	17,644	—	—
AQR Emerging Defensive Style Fund	—	—	—	67,924	—	—
AQR Global Equity Fund	687,394	142,471	400,588	—	—	—
AQR International Equity Fund	784,807	477,515	39,744	—	—	—
AQR International Relaxed Constraint Equity Fund	—	—	—	4,434	—	—
AQR Emerging Relaxed Constraint Equity Fund	—	72,619	—	1,819	—	—

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended March 31, 2018:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS

Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$2,254,532	$—	$—	$(2,274,248)	$—	$—
AQR Small Cap Multi-Style Fund	1,602,626	—	—	(1,288,213)	—	—
AQR International Multi-Style Fund	501,886	—	—	(178,882)	—	—
AQR Emerging Multi-Style Fund	1,044,900	—	—	(149,255)	—	—
AQR TM International Multi-Style Fund	101,841	—	—	(87,740)	—	—
AQR TM Emerging Multi-Style Fund	619,059	—	—	(81,517)	—	—
AQR Large Cap Momentum Style Fund	2,270,986	—	—	(1,295,379)	—	—
AQR Small Cap Momentum Style Fund	594,926	—	—	(428,177)	—	—
AQR International Momentum Style Fund	206,224	—	—	(207,685)	—	—
AQR TM Large Cap Momentum Style Fund	290,236	—	—	(57,301)	—	—
AQR TM International Momentum Style Fund	179,225	—	—	(49,355)	—	—
AQR Large Cap Defensive Style Fund	5,321,095	—	—	(1,821,940)	—	—
AQR International Defensive Style Fund	69,791	—	—	(52,478)	—	—
AQR Emerging Defensive Style Fund	273,027	—	—	(49,177)	—	—
AQR Global Equity Fund	1,621,993	(446,718)	—	(659,225)	291,422	—
AQR International Equity Fund	6,359,763	579,055	—	(2,412,214)	853,512	—
AQR International Relaxed Constraint Equity Fund	87,030	—	—	(4,434)	—
AQR Emerging Relaxed Constraint Equity Fund	(15,081)	1,717,292	—	(1,819)	(102,089)	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	(696,834)	—	—	1,732,775
AQR International Equity Fund	—	—	(977,377)	—	—	3,834,269
AQR International Relaxed Constraint Equity Fund	—	—	65,701	—	—	—

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of March 31, 2018:

AQR GLOBAL EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$678,300	$(517,185)	$161,115	$—	$—	$161,115
GSIN	Total Return Swaps Contracts	196,390	(86,363)	110,027	—	—	110,027
JPMC	Forward Foreign Currency Exchange Contracts	1,019,621	(780,148)	239,473	—	—	239,473
	Total Return Swaps Contracts	195,306	(162,862)	32,444	—	—	32,444
	Total JPMC	1,214,927	(943,010)	271,917	—	—	271,917
Total financial instruments subject to a master netting arrangement or similar arrangement		2,089,617	(1,546,558)	543,059	—	—	543,059

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$517,185	$(517,185)	$—	$—	$—	$—
GSIN	Total Return Swaps Contracts	86,363	(86,363)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	780,148	(780,148)	—	—	—	—
	Total Return Swaps Contracts	162,862	(162,862)	—	—	—	—
	Total JPMC	943,010	(943,010)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,546,558	(1,546,558)	—	—	—	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $8,753,980.

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$607,523	$(591,579)	$15,944	$—	$—	$15,944
GSIN	Total Return Swaps Contracts	387,626	(27,861)	359,765	—	(310,000)	49,765
JPMC	Forward Foreign Currency Exchange Contracts	911,135	(887,335)	23,800	—	—	23,800
	Total Return Swaps Contracts	236,360	(118,610)	117,750	—	—	117,750
	Total JPMC	1,147,495	(1,005,945)	141,550	—	—	141,550
Total financial instruments subject to a master netting arrangement or similar arrangement		2,142,644	(1,625,385)	517,259	—	(310,000)	207,259

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$591,579	$(591,579)	$—	$—	$—	$—
GSIN	Total Return Swaps Contracts	27,861	(27,861)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	887,335	(887,335)	—	—
	Total Return Swaps Contracts	118,610	(118,610)	—	—
	Total JPMC	1,005,945	(1,005,945)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,625,385	(1,625,385)	—	—	—	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $13,796,326.

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
JPMC	Total Return Basket Swaps Contracts	$218,348	$(145,729)	$72,619	$—	$—	$72,619
Total financial instruments subject to a master netting arrangement or similar arrangement		218,348	(145,729)	72,619	—	—	72,619

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
JPMC	Total Return Basket Swaps Contracts	$145,729	$(145,729)	$—	$—	$—	$—
Total financial instruments subject to a master netting arrangement or similar arrangement		145,729	(145,729)	—	—	—	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $8,410,000.

For the period ended March 31, 2018, the quarterly average notional values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure *

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
Futures Contracts:
Average Notional Balance—Long	$29,151,995	$15,499,330	$9,774,752	$4,846,427	$3,811,758	$5,422,007
Average Notional Balance—Short	—	—	—	—	—	—
Ending Notional Balance—Long	34,359,000	13,398,000	12,103,630	4,869,980	4,901,470	5,226,320
Ending Notional Balance—Short	—	—	—	—	—	—

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
Futures Contracts:
Average Notional Balance—Long	$13,575,745	$5,486,968	$7,170,680	$5,047,440	$3,320,547	$34,590,390
Average Notional Balance—Short	—	—	—	—	—	—
Ending Notional Balance—Long	21,672,600	5,129,520	8,102,430	4,228,800	3,701,110	33,037,500
Ending Notional Balance—Short	—	—	—	—	—	—

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
Futures Contracts:
Average Notional Balance—Long	$3,063,338	$3,049,590	$51,530,471	$117,746,735	$1,615,073	$475,120
Average Notional Balance—Short	—	—	39,021,923	67,860,242	—	—
Ending Notional Balance—Long	1,100,330	3,741,570	54,730,049	94,907,290	1,900,570	475,120
Ending Notional Balance—Short	—	—	45,096,856	46,844,421	—	—
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	—	—	142,814,686	189,432,990	—	—
Average Settlement Value—Sold	—	—	126,443,973	142,840,623	—	—
Ending Value—Purchased	—	—	155,186,050	208,869,514	—	—
Ending Value—Sold	—	—	141,345,935	160,376,807	—	—
Total Return Swaps:
Average Notional Balance—Long	—	—	26,579,706	24,430,295	—	—
Average Notional Balance—Short	—	—	8,287,890	25,284,942	—	—
Ending Notional Balance—Long	—	—	40,343,647	32,774,031	—	—
Ending Notional Balance—Short	—	—	9,407,481	25,102,809	—	—
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	—	—	—	—	—	18,547,064
Average Notional of Underlying Positions—Short	—	—	—	—	—	10,823,197
Ending Notional Balance—Long	—	—	—	—	—	30,043,843
Ending Notional Balance—Short	—	—	—	—	—	16,820,325

*	Notional values as of each quarter end are used to calculate the average represented.

8. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to each of the Funds, pursuant to the Third Amended and Restated Investment Management Agreement dated January 29, 2017, as amended (the “Investment Management Agreement”), or the Investment Management Agreement II, dated November 13, 2015, as amended (“Investment Management Agreement II”), each entered into by the Trust, on behalf of the Funds (the Investment Management Agreement and Investment Management Agreement II collectively referred to herein as the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.

Pursuant to the Advisory Agreements, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Large Cap Multi-Style Fund	0.30%
AQR Small Cap Multi-Style Fund	0.50
AQR International Multi-Style Fund	0.45
AQR Emerging Multi-Style Fund	0.60
AQR TM Large Cap Multi-Style Fund	0.30
AQR TM Small Cap Multi-Style Fund	0.50
AQR TM International Multi-Style Fund	0.45
AQR TM Emerging Multi-Style Fund	0.60
AQR Large Cap Momentum Style Fund	0.25
AQR Small Cap Momentum Style Fund	0.45
AQR International Momentum Style Fund	0.40
AQR Emerging Momentum Style Fund	0.55
AQR TM Large Cap Momentum Style Fund	0.25
AQR TM Small Cap Momentum Style Fund	0.45

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

FUND	RATIO
AQR TM International Momentum Style Fund	0.40%
AQR Large Cap Defensive Style Fund	0.25
AQR International Defensive Style Fund	0.40
AQR Emerging Defensive Style Fund	0.55
AQR Global Equity Fund	0.60
AQR International Equity Fund[1]	0.65
AQR Large Cap Relaxed Constraint Equity Fund	0.60
AQR Small Cap Relaxed Constraint Equity Fund	0.80
AQR International Relaxed Constraint Equity Fund	0.75
AQR Emerging Relaxed Constraint Equity Fund	0.95

[1]	Effective January 29, 2018, the AQR International Equity Fund’s Management Fee was reduced by 0.05% to 0.65%.

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement (“Fee Waiver Agreement”) whereby the Adviser has agreed to waive its fee and/or reimburse each Fund at least through January 28, 2019 for Class I, N, and R6 shares, respectively, unless otherwise noted. Pursuant to the Fee Waiver Agreement, the Adviser has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	0.45%	0.70%	0.35%
AQR Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR International Multi-Style Fund	0.60	0.85	0.50
AQR Emerging Multi-Style Fund	0.75	1.00	0.65
AQR TM Large Cap Multi-Style Fund	0.45	0.70	0.35
AQR TM Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR TM International Multi-Style Fund	0.60	0.85	0.50
AQR TM Emerging Multi-Style Fund	0.75	1.00	0.65
AQR Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR International Momentum Style Fund	0.55	0.80	0.45
AQR Emerging Momentum Style Fund	0.70	0.95	0.60
AQR TM Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR TM Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR TM International Momentum Style Fund	0.55	0.80	0.45
AQR Large Cap Defensive Style Fund	0.40	0.65	0.30
AQR International Defensive Style Fund	0.55	0.80	0.45
AQR Emerging Defensive Style Fund	0.70	0.95	0.60
AQR Global Equity Fund	0.80	1.05	0.70
AQR International Equity Fund	0.85	1.10	0.75
AQR Large Cap Relaxed Constraint Equity Fund	0.80	1.05	0.70
AQR Small Cap Relaxed Constraint Equity Fund	1.00	1.25	0.90
AQR International Relaxed Constraint Equity Fund	0.95	1.20	0.85
AQR Emerging Relaxed Constraint Equity Fund	1.15	1.40	1.05

Prior to January 29, 2018, the Fee Waiver and Expense Reimbursement Agreement for the AQR International Equity Fund was as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR International Equity Fund	0.90%	1.15%	0.80%

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

For the period ended March 31, 2018 the Funds’ Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	INVESTMENT ADVISORY AND SHAREHOLDER SERVICES FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Small Cap Multi-Style Fund	$49,033	$—	$49,033
AQR International Multi-Style Fund	90,780	—	90,780
AQR Emerging Multi-Style Fund	183,042	—	183,042
AQR TM Large Cap Multi-Style Fund	43,394	—	43,394
AQR TM Small Cap Multi-Style Fund	66,698	—	66,698
AQR TM International Multi-Style Fund	83,945	—	83,945
AQR TM Emerging Multi-Style Fund	179,107	—	179,107
AQR Large Cap Momentum Style Fund	7,872	—	7,872
AQR Small Cap Momentum Style Fund	56,631	4	56,635
AQR International Momentum Style Fund	98,546	—	98,546
AQR Emerging Momentum Style Fund	38,305	66,998	105,303
AQR TM Large Cap Momentum Style Fund	54,006	—	54,006
AQR TM Small Cap Momentum Style Fund	64,327	232	64,559
AQR TM International Momentum Style Fund	90,379	—	90,379
AQR Large Cap Defensive Style Fund	10,527	—	10,527
AQR International Defensive Style Fund	81,163	—	81,163
AQR Emerging Defensive Style Fund	101,750	26	101,776
AQR Global Equity Fund	24,906	6,026	30,932
AQR International Equity Fund	23,355	—	23,355
AQR Large Cap Relaxed Constraint Equity Fund	43,342	26,522	69,864
AQR Small Cap Relaxed Constraint Equity Fund	7,271	58,041	65,312
AQR International Relaxed Constraint Equity Fund	48,788	3,775	52,563
AQR Emerging Relaxed Constraint Equity Fund	61,854	13,999	75,853

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the lesser of (i) the applicable limits in effect at the time of the waiver and/or reimbursement, or (ii) the applicable limits in effect at the time of recapture.

For the period ended March 31, 2018, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at March 31, 2018 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED MARCH 31, 2018	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2018	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
FUND			2018	2019	2020	2021

AQR LARGE CAP MULTI-STYLE FUND
Class I	$—	$288,355	$173,951	$76,856	$37,548	$—
Class N	—	26,791	11,964	9,139	5,688	—
Class R6	—	321,754	120,031	98,770	102,953	—

Totals	$—	$636,900	$305,946	$184,765	$146,189	$—

AQR SMALL CAP MULTI-STYLE FUND
Class I	$3,755	$105,085	$52,176	$30,910	$18,244	$3,755
Class N	511	27,162	15,321	7,778	3,552	511
Class R6	44,767	598,639	10,136	291,127	252,609	44,767

Totals	$49,033	$730,886	$77,633	$329,815	$274,405	$49,033

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED MARCH 31, 2018	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2018	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
FUND			2018	2019	2020	2021

AQR INTERNATIONAL MULTI-STYLE FUND
Class I	$15,023	$121,962	$23,351	$47,320	$36,268	$15,023
Class N	1,540	15,081	3,366	5,748	4,427	1,540
Class R6	74,217	635,333	159,159	223,200	178,757	74,217

Totals	$90,780	$772,376	$185,876	$276,268	$219,452	$90,780

AQR EMERGING MULTI-STYLE FUND
Class I	$43,117	$302,671	$31,438	$117,893	$110,223	$43,117
Class N	3,989	31,926	6,076	12,126	9,735	3,989
Class R6	135,936	871,287	157,201	308,433	269,717	135,936

Totals	$183,042	$1,205,884	$194,715	$438,452	$389,675	$183,042

AQR TM LARGE CAP MULTI-STYLE FUND
Class I	$12,371	$94,114	$8,975	$33,748	$39,020	$12,371
Class N	415	4,778	739	2,001	1,623	415
Class R6	30,608	338,700	88,435	123,264	96,393	30,608

Totals	$43,394	$437,592	$98,149	$159,013	$137,036	$43,394

AQR TM SMALL CAP MULTI-STYLE FUND
Class I	$49,206	$271,012	$19,111	$101,381	$101,314	$49,206
Class N	12,329	62,401	3,908	18,924	27,240	12,329
Class R6	5,163	106,585	58,657	30,345	12,420	5,163

Totals	$66,698	$439,998	$81,676	$150,650	$140,974	$66,698

AQR TM INTERNATIONAL MULTI-STYLE FUND
Class I	$12,224	$77,450	$6,570	$32,691	$25,965	$12,224
Class N	1,012	5,243	538	1,603	2,090	1,012
Class R6	70,709	533,359	136,108	174,115	152,427	70,709

Totals	$83,945	$616,052	$143,216	$208,409	$180,482	$83,945

AQR TM EMERGING MULTI-STYLE FUND
Class I	$9,070	$67,704	$20,491	$20,907	$17,236	$9,070
Class N	1,193	17,625	10,505	3,045	2,882	1,193
Class R6	168,844	1,074,484	97,524	451,370	356,746	168,844

Totals	$179,107	$1,159,813	$128,520	$475,322	$376,864	$179,107

AQR LARGE CAP MOMENTUM STYLE FUND
Class I	$6,875	$337,043	$150,689	$128,280	$51,199	$6,875
Class N	472	29,853	16,218	9,604	3,559	472
Class R6	525	27,864	13,726	9,755	3,858	525

Totals	$7,872	$394,760	$180,633	$147,639	$58,616	$7,872

AQR SMALL CAP MOMENTUM STYLE FUND
Class I	$54,516	$514,394	$164,353	$171,192	$124,333	$54,516
Class N	200	10,215	5,430	4,003	582	200
Class R6	1,919	41,280	26,123	9,541	3,697	1,919

Totals	$56,635	$565,889	$195,906	$184,736	$128,612	$56,635

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED MARCH 31, 2018	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2018	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
FUND			2018	2019	2020	2021

AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I	$78,734	$574,497	$118,315	$205,356	$172,092	$78,734
Class N	8,307	70,612	19,114	25,144	18,047	8,307
Class R6	11,505	75,084	15,431	25,321	22,827	11,505

Totals	$98,546	$720,193	$152,860	$255,821	$212,966	$98,546

AQR EMERGING MOMENTUM STYLE FUND
Class I	$79,770	$475,715	$68,087	$158,250	$169,608	$79,770
Class N	9,904	68,521	10,351	27,182	21,084	9,904
Class R6	15,629	50,455	747	10,914	23,165	15,629

Totals	$105,303	$594,691	$79,185	$196,346	$213,857	$105,303

AQR TM LARGE CAP MOMENTUM STYLE FUND
Class I	$26,322	$217,884	$78,936	$55,980	$56,646	$26,322
Class N	2,537	3,628	123	143	825	2,537
Class R6	25,147	201,735	45,977	69,392	61,219	25,147

Totals	$54,006	$423,247	$125,036	$125,515	$118,690	$54,006

AQR TM SMALL CAP MOMENTUM STYLE FUND
Class I	$60,102	$394,333	$72,281	$134,918	$127,032	$60,102
Class N	4,225	6,678	453	710	1,290	4,225
Class R6	232	1,919	372	730	585	232

Totals	$64,559	$402,930	$73,106	$136,358	$128,907	$64,559

AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Class I	$37,989	$236,162	$69,030	$60,845	$68,298	$37,989
Class N	4,122	5,826	167	286	1,251	4,122
Class R6	48,268	318,809	56,708	117,481	96,352	48,268

Totals	$90,379	$560,797	$125,905	$178,612	$165,901	$90,379

AQR LARGE CAP DEFENSIVE STYLE FUND
Class I	$6,315	$284,212	$79,484	$93,642	$104,771	$6,315
Class N	2,076	85,712	10,123	35,909	37,604	2,076
Class R6	2,136	51,121	—	22,728	26,257	2,136

Totals	$10,527	$421,045	$89,607	$152,279	$168,632	$10,527

AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I	$61,599	$440,311	$86,206	$161,919	$130,587	$61,599
Class N	10,520	58,045	413	14,520	32,592	10,520
Class R6	9,044	46,686	240	17,532	19,870	9,044

Totals	$81,163	$545,042	$86,859	$193,971	$183,049	$81,163

AQR EMERGING DEFENSIVE STYLE FUND
Class I	$94,161	$630,689	$146,668	$192,290	$197,570	$94,161
Class N	7,312	18,161	333	607	9,909	7,312
Class R6	303	1,937	253	678	703	303

Totals	$101,776	$650,787	$147,254	$193,575	$208,182	$101,776

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED MARCH 31, 2018	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2018	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
FUND			2018	2019	2020	2021

AQR GLOBAL EQUITY FUND
Class I	$10,330	$53,869	$—	$19,877	$23,662	$10,330
Class N	264	2,425	—	986	1,175	264
Class R6	20,338	165,319	—	63,937	81,044	20,338

Totals	$30,932	$221,613	$—	$84,800	$105,881	$30,932

AQR INTERNATIONAL EQUITY FUND
Class I	$19,831	$121,419	$—	$63,757	$37,831	$19,831
Class N	958	11,416	—	7,028	3,430	958
Class R6	2,566	4,894	—	—	2,328	2,566

Totals	$23,355	$137,729	$—	$70,785	$43,589	$23,355

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND
Class I	$58,516	$126,161	$—	$—	$67,645	$58,516
Class N	2,858	26,480	—	—	23,622	2,858
Class R6	8,490	48,480	—	—	39,990	8,490

Totals	$69,864	$201,121	$—	$—	$131,257	$69,864

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND
Class I	$27,427	$76,819	$—	$—	$49,392	$27,427
Class N	11,285	38,626	—	—	27,341	11,285
Class R6	26,600	80,206	—	—	53,606	26,600

Totals	$65,312	$195,651	$—	$—	$130,339	$65,312

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND
Class I	$35,444	$93,251	$—	$—	$57,807	$35,444
Class N	10,845	33,864	—	—	23,019	10,845
Class R6	6,274	54,586	—	—	48,312	6,274

Totals	$52,563	$181,701	$—	$—	$129,138	$52,563

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
Class I	$21,941	$75,008	$—	$—	$53,067	$21,941
Class N	7,440	38,640	—	—	31,200	7,440
Class R6	46,472	124,973	—	—	78,501	46,472

Totals	$75,853	$238,621	$—	$—	$162,768	$75,853

During the period ended March 31, 2018, the Fund recouped amounts as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	$15,687	$2,334	$45,777
AQR Large Cap Momentum Style Fund	2,434	176	189
AQR Large Cap Defensive Style Fund	2,280	726	808
AQR Global Equity Fund	2,319	26	2,300
AQR International Equity Fund	1,593	80	209

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

9. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

10. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

11. Interfund Lending

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow money from and lend money to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the Interfund Lending Program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.

A lending Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must (i) repay all of its outstanding loans through the Interfund Lending Program, (ii) reduce its outstanding indebtedness to 10% or less of its total assets, or (iii) secure each of its outstanding borrowings through the Interfund Lending Program with collateral with a market value at least equal to 102% of the outstanding principal value of the loan.

The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending Program.

During the reporting period, the Funds did not utilize the Interfund Lending Program.

12. Line of Credit

Effective February 23, 2018 and terminating on February 22, 2019, the Trust renewed a committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Funds’ Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. The line of credit available is in the amount of $350,000,000, prior to February 23, 2018 the line of credit available was $300,000,000 at substantially similar terms.

AQR Funds	Semi-Annual Report	March 2018

Notes to Financial Statements	March 31, 2018 (Unaudited)

The Funds had the following borrowings during the period.

FUND	AVERAGE BORROWINGS	AVERAGE INTEREST RATE%	NUMBER OF DAYS OUTSTANDING	INTEREST PAID
AQR Small Cap Multi-Style Fund	$12,300,000	2.41%	8	$6,501
AQR TM Small Cap Multi-Style Fund	300,000	2.56	5	105
AQR Emerging Momentum Style Fund	325,000	2.54	16	361
AQR Large Cap Relaxed Constraint Equity Fund	1,200,000	2.59	5	427
AQR International Relaxed Constraint Equity Fund	300,000	1.25	2	21

Interest expense paid, if any, as a result of borrowing under this agreement is included in Interest expense in the Statements of Operations.

13. Principal Ownership

As of March 31, 2018, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBEROF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Large Cap Multi-Style Fund	3	66.16%
AQR Small Cap Multi-Style Fund	3	92.89%
AQR International Multi-Style Fund	4	94.41%
AQR Emerging Multi-Style Fund	4	93.47%
AQR TM Large Cap Multi-Style Fund	4	93.29%
AQR TM Small Cap Multi-Style Fund*	4	95.89%
AQR TM International Multi-Style Fund	4	95.31%
AQR TM Emerging Multi-Style Fund	3	94.14%
AQR Large Cap Momentum Style Fund	4	92.82%
AQR Small Cap Momentum Style Fund	3	89.58%
AQR International Momentum Style Fund	3	93.35%
AQR Emerging Momentum Style Fund*	4	88.13%
AQR TM Large Cap Momentum Style Fund	3	94.44%
AQR TM Small Cap Momentum Style Fund	3	97.04%
AQR TM International Momentum Style Fund	3	94.80%
AQR Large Cap Defensive Style Fund	5	84.47%
AQR International Defensive Style Fund	3	96.42%
AQR Emerging Defensive Style Fund	3	93.99%
AQR Global Equity Fund	4	61.59%
AQR International Equity Fund	4	67.79%
AQR Large Cap Relaxed Constraint Equity Fund*	3	83.86%
AQR Small Cap Relaxed Constraint Equity Fund*	7	94.73%
AQR International Relaxed Constraint Equity Fund	3	90.21%
AQR Emerging Relaxed Constraint Equity Fund*	4	87.27%

*	The percentage held by the Adviser and/or affiliates is 7.86%, 46.89%, 8.23%, 59.82% and 9.05% respectively.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

14. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization, to modernize and enhance the reporting and disclosure of information by registered investment companies. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review.

Compliance with, and adoption of, these rules will have no effect on the Funds’ net assets or results of operations. Management is continuing to evaluate the impact on the disclosure and presentation of the Funds’ financial statements.

15. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.

AQR Funds	Semi-Annual Report	March 2018

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 03/31/18” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/18

AQR Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,067.20	0.44%	$2.27
Hypothetical Return	$1,000.00	$1,022.74	0.44%	$2.22

Class N
Actual Return	$1,000.00	$1,065.40	0.70%	$3.60
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

Class R6
Actual Return	$1,000.00	$1,067.40	0.35%	$1.80
Hypothetical Return	$1,000.00	$1,023.19	0.35%	$1.77

AQR Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,014.10	0.65%	$3.26
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class N
Actual Return	$1,000.00	$1,013.00	0.90%	$4.52
Hypothetical Return	$1,000.00	$1,020.44	0.90%	$4.53

Class R6
Actual Return	$1,000.00	$1,015.00	0.55%	$2.76
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

AQR Funds	Semi-Annual Report	March 2018

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/18

AQR International Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,017.50	0.60%	$3.02
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

Class N
Actual Return	$1,000.00	$1,015.40	0.85%	$4.27
Hypothetical Return	$1,000.00	$1,020.69	0.85%	$4.28

Class R6
Actual Return	$1,000.00	$1,017.60	0.50%	$2.52
Hypothetical Return	$1,000.00	$1,022.44	0.50%	$2.52

AQR Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,091.50	0.75%	$3.91
Hypothetical Return	$1,000.00	$1,021.19	0.75%	$3.78

Class N
Actual Return	$1,000.00	$1,091.30	1.00%	$5.21
Hypothetical Return	$1,000.00	$1,019.95	1.00%	$5.04

Class R6
Actual Return	$1,000.00	$1,093.30	0.65%	$3.39
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

AQR TM Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,065.00	0.45%	$2.32
Hypothetical Return	$1,000.00	$1,022.69	0.45%	$2.27

Class N
Actual Return	$1,000.00	$1,064.40	0.70%	$3.60
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

Class R6
Actual Return	$1,000.00	$1,066.70	0.35%	$1.80
Hypothetical Return	$1,000.00	$1,023.19	0.35%	$1.77

AQR TM Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,015.20	0.65%	$3.27
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class N
Actual Return	$1,000.00	$1,014.40	0.90%	$4.52
Hypothetical Return	$1,000.00	$1,020.44	0.90%	$4.53

Class R6
Actual Return	$1,000.00	$1,016.10	0.55%	$2.76
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

AQR TM International Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,021.20	0.59%	$2.97
Hypothetical Return	$1,000.00	$1,021.99	0.59%	$2.97

Class N
Actual Return	$1,000.00	$1,019.90	0.85%	$4.28
Hypothetical Return	$1,000.00	$1,020.69	0.85%	$4.28

Class R6
Actual Return	$1,000.00	$1,022.00	0.50%	$2.52
Hypothetical Return	$1,000.00	$1,022.44	0.50%	$2.52

AQR Funds	Semi-Annual Report	March 2018

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/18

AQR TM Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,084.40	0.74%	$3.85
Hypothetical Return	$1,000.00	$1,021.24	0.74%	$3.73

Class N
Actual Return	$1,000.00	$1,082.30	1.00%	$5.19
Hypothetical Return	$1,000.00	$1,019.95	1.00%	$5.04

Class R6
Actual Return	$1,000.00	$1,085.10	0.65%	$3.38
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

AQR Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,094.60	0.40%	$2.09
Hypothetical Return	$1,000.00	$1,022.94	0.40%	$2.02

Class N
Actual Return	$1,000.00	$1,093.00	0.65%	$3.39
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class R6
Actual Return	$1,000.00	$1,095.40	0.30%	$1.57
Hypothetical Return	$1,000.00	$1,023.44	0.30%	$1.51

AQR Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,053.70	0.60%	$3.07
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

Class N
Actual Return	$1,000.00	$1,052.70	0.83%	$4.25
Hypothetical Return	$1,000.00	$1,020.79	0.83%	$4.18

Class R6
Actual Return	$1,000.00	$1,054.40	0.50%	$2.56
Hypothetical Return	$1,000.00	$1,022.44	0.50%	$2.52

AQR International Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,047.00	0.55%	$2.81
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

Class N
Actual Return	$1,000.00	$1,046.10	0.80%	$4.08
Hypothetical Return	$1,000.00	$1,020.94	0.80%	$4.03

Class R6
Actual Return	$1,000.00	$1,047.40	0.45%	$2.30
Hypothetical Return	$1,000.00	$1,022.69	0.45%	$2.27

AQR Emerging Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,126.00	0.71%	$3.76
Hypothetical Return	$1,000.00	$1,021.39	0.71%	$3.58

Class N
Actual Return	$1,000.00	$1,125.80	0.96%	$5.09
Hypothetical Return	$1,000.00	$1,020.14	0.96%	$4.84

Class R6
Actual Return	$1,000.00	$1,126.70	0.61%	$3.23
Hypothetical Return	$1,000.00	$1,021.89	0.61%	$3.07

AQR Funds	Semi-Annual Report	March 2018

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/18

AQR TM Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,106.60	0.40%	$2.10
Hypothetical Return	$1,000.00	$1,022.94	0.40%	$2.02

Class N
Actual Return	$1,000.00	$1,104.90	0.65%	$3.41
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class R6
Actual Return	$1,000.00	$1,107.20	0.30%	$1.58
Hypothetical Return	$1,000.00	$1,023.44	0.30%	$1.51

AQR TM Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,047.50	0.60%	$3.06
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

Class N
Actual Return	$1,000.00	$1,046.30	0.85%	$4.34
Hypothetical Return	$1,000.00	$1,020.69	0.85%	$4.28

Class R6
Actual Return	$1,000.00	$1,047.90	0.50%	$2.55
Hypothetical Return	$1,000.00	$1,022.44	0.50%	$2.52

AQR TM International Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,040.50	0.55%	$2.80
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

Class N
Actual Return	$1,000.00	$1,039.40	0.80%	$4.07
Hypothetical Return	$1,000.00	$1,020.94	0.80%	$4.03

Class R6
Actual Return	$1,000.00	$1,040.70	0.45%	$2.29
Hypothetical Return	$1,000.00	$1,022.69	0.45%	$2.27

AQR Large Cap Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,075.20	0.39%	$2.02
Hypothetical Return	$1,000.00	$1,022.99	0.39%	$1.97

Class N
Actual Return	$1,000.00	$1,073.50	0.65%	$3.36
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class R6
Actual Return	$1,000.00	$1,075.70	0.30%	$1.55
Hypothetical Return	$1,000.00	$1,023.44	0.30%	$1.51

AQR International Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,034.60	0.55%	$2.79
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

Class N
Actual Return	$1,000.00	$1,033.50	0.80%	$4.06
Hypothetical Return	$1,000.00	$1,020.94	0.80%	$4.03

Class R6
Actual Return	$1,000.00	$1,035.50	0.45%	$2.28
Hypothetical Return	$1,000.00	$1,022.69	0.45%	$2.27

AQR Funds	Semi-Annual Report	March 2018

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/18

AQR Emerging Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,096.90	0.70%	$3.66
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

Class N
Actual Return	$1,000.00	$1,094.70	0.95%	$4.96
Hypothetical Return	$1,000.00	$1,020.19	0.95%	$4.78

Class R6
Actual Return	$1,000.00	$1,097.00	0.60%	$3.14
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

AQR Global Equity Fund

Class I
Actual Return	$1,000.00	$1,048.10	0.80%	$4.08
Hypothetical Return	$1,000.00	$1,020.94	0.80%	$4.03

Class N
Actual Return	$1,000.00	$1,046.30	1.05%	$5.36
Hypothetical Return	$1,000.00	$1,019.70	1.05%	$5.29

Class R6
Actual Return	$1,000.00	$1,049.20	0.70%	$3.58
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

AQR International Equity Fund

Class I
Actual Return	$1,000.00	$1,031.80	0.88%	$4.46
Hypothetical Return	$1,000.00	$1,020.54	0.88%	$4.43

Class N
Actual Return	$1,000.00	$1,030.00	1.12%	$5.67
Hypothetical Return	$1,000.00	$1,019.35	1.12%	$5.64

Class R6
Actual Return	$1,000.00	$1,031.80	0.78%	$3.95
Hypothetical Return	$1,000.00	$1,021.04	0.78%	$3.93

AQR Large Cap Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$1,052.50	1.29%	$6.60
Hypothetical Return	$1,000.00	$1,018.50	1.29%	$6.49

Class N
Actual Return	$1,000.00	$1,052.20	1.52%	$7.78
Hypothetical Return	$1,000.00	$1,017.35	1.52%	$7.64

Class R6
Actual Return	$1,000.00	$1,053.90	1.19%	$6.09
Hypothetical Return	$1,000.00	$1,019.00	1.19%	$5.99

AQR Small Cap Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$967.20	1.59%	$7.80
Hypothetical Return	$1,000.00	$1,017.00	1.59%	$8.00

Class N
Actual Return	$1,000.00	$966.50	1.84%	$9.02
Hypothetical Return	$1,000.00	$1,015.76	1.84%	$9.25

Class R6
Actual Return	$1,000.00	$967.90	1.51%	$7.41
Hypothetical Return	$1,000.00	$1,017.40	1.51%	$7.59

AQR Funds	Semi-Annual Report	March 2018

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/18	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/18

AQR International Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$1,020.80	1.67%	$8.41
Hypothetical Return	$1,000.00	$1,016.60	1.67%	$8.40

Class N
Actual Return	$1,000.00	$1,019.40	1.92%	$9.67
Hypothetical Return	$1,000.00	$1,015.36	1.92%	$9.65

Class R6
Actual Return	$1,000.00	$1,021.00	1.57%	$7.91
Hypothetical Return	$1,000.00	$1,017.10	1.57%	$7.90

AQR Emerging Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$1,132.20	1.15%	$6.11
Hypothetical Return	$1,000.00	$1,019.20	1.15%	$5.79

Class N
Actual Return	$1,000.00	$1,130.80	1.40%	$7.44
Hypothetical Return	$1,000.00	$1,017.95	1.40%	$7.04

Class R6
Actual Return	$1,000.00	$1,132.60	1.05%	$5.58
Hypothetical Return	$1,000.00	$1,019.70	1.05%	$5.29

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Semi-Annual Report	March 2018

Board Approval of Investment Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on November 16-17, 2017 to consider the continuation of the: (i) Third Amended and Restated Investment Management Agreement between AQR Capital Management, LLC (“AQR” or the “Adviser”) and the AQR Funds on behalf of the AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund and AQR TM Emerging Multi-Style Fund; (ii) the First Amendment to the Third Amended and Restated Investment Management Agreement between AQR and the AQR Funds, to reflect a 5 basis point reduction in the advisory fee for the AQR International Equity Fund, effective on January 29, 2018 (the “Amendment”); (iii) the Investment Management Agreement II, as amended, between AQR and the AQR Funds on behalf of the AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund; and (iv) a Fourth Amended and Restated Fee Waiver and Expense Reimbursement Agreement on behalf of the Funds (the “A&R Fee Waiver Agreement”). Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.” The Investment Management Agreement (including the Amendment) and the Investment Management Agreement II are referred to collectively herein as the “Management Agreement,” as applicable and as the context suggests.

In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), held a separate telephonic meeting on November 11, 2017 with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations (together with the in-person meeting held on November 16-17, 2017, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included: (i) memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) performance information for the Funds relevant to the consideration of the Management Agreement; (iii) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) relating to the Funds’ fees and expenses and performance relative to peers; (iv) a discussion of the financial information and profitability of AQR and (v) a discussion of the compliance program of AQR and the regulatory exam history of AQR.

At the in-person meeting held on November 16-17, 2017, the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for each Fund. In approving the continuation of the Management Agreement for a Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser; (b) the investment performance of the Fund and the Adviser’s portfolio management; (c) the management fee and the cost of the services and profits to be realized by the Adviser from the relationship with the Funds and the Fund complex; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of the Funds’ portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

In considering the renewal of the Management Agreement for each Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against the Adviser.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:

The Nature, Extent and Quality of the Services Provided by the Adviser. The Board Members reviewed the services that the Adviser provides to the Funds under the Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. The Board reviewed the overall qualifications of the Adviser as an investment adviser. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had with representatives of the Adviser regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.

In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, provides oversight of Fund accounting, provides marketing services, provides risk management, provides compliance oversight, and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members reviewed the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement. The Board Members recognized the enterprise risk involved in providing services to the Funds over time.

Finally, the Independent Board Members had an opportunity to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meetings, the Board concluded that the services provided to the Funds by AQR pursuant to the Management Agreement were of a high quality and benefit the Funds.

Investment Performance of the Funds and the Adviser’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Morningstar as their peers.

AQR Funds	Semi-Annual Report	March 2018

Board Approval of Investment Advisory Agreements

The Board was cognizant of the fact that in some cases Fund performance was challenged over certain measurement periods in comparison to Morningstar peers or benchmarks. The Board considered that Morningstar comparisons may be of limited use in some cases due to the differences between the way a Fund is managed from other funds in the Morningstar category and peer group. In other cases, underperformance in relation to Morningstar peers may be due to differences in a Fund’s investment parameters compared to its peer funds, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. Finally, the use of drawdown control and internal risk protections may affect a Fund’s performance in relation to its peers or benchmark. The Board also considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is satisfactory in light of its stated objectives and strategies.

The Management Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received and reviewed information regarding the management fees paid by the Funds to the Adviser pursuant to the Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds.

To assist in this analysis, the Board received a report independently prepared by Morningstar (the “Morningstar Report”). The Morningstar Report showed comparative fee information for each Fund’s respective Morningstar category, including expense comparisons of contractual investment management fees and actual net expenses. The Board reviewed the proposed 0.05% decrease in the management fee and expense caps for the AQR International Equity Fund. The Board also reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser, including sub-advised mutual funds, with similar investment strategies to the Funds. The Board noted the greater services provided by the Adviser to the Funds in contrast to the limited role of the Adviser when it sub-advises third party mutual funds.

The Board also received and reviewed information regarding the profitability of the Adviser with respect to Fund-related activities. The Adviser provided the Board Members a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, taxes, expense allocations and business mix.

The Board reviewed the Adviser’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.

Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and the Adviser’s profitability was not excessive.

Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, the Adviser presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Management Agreement, none of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible. The Board also received information regarding the Adviser’s brokerage and soft dollar practices, noting that the Adviser does not presently intend to make use of soft dollars to acquire third-party research. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management Agreement are reasonable in relation to the services provided by the Adviser to the Funds, as well as the costs incurred and benefits to be gained by the Adviser in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to each Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

AQR Funds	Semi-Annual Report	March 2018

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248  |  p: +1.866.290.2688  |  w: https://funds.aqr.com

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig

Marco Hanig,
Principal Executive Officer
June 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig

Marco Hanig,
Principal Executive Officer
June 1, 2018

By: /s/ Heather Bonner

Heather Bonner,
Principal Financial Officer
June 1, 2018